TIAA-CREF FUNDS - Growth & Income Fund

		TIAA-CREF FUNDS
		GROWTH & INCOME FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		January 31, 2022
SHARES		COMPANY	VALUE
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.6%
225,148	*,n	Aptiv plc	$30,750,714
924,188	n	Ford Motor Co	18,761,016
717,663	*,n	General Motors Co	37,842,370
84,939	*,n	Tesla, Inc	79,564,060
		TOTAL AUTOMOBILES & COMPONENTS	166,918,160
BANKS - 5.1%
2,169,419		Bank of America Corp	100,096,993
614,312	n	Citigroup, Inc	40,003,997
634,671		Fifth Third Bancorp	28,325,367
66,710	n	First Republic Bank	11,580,189
1,950,535		ING Groep NV	28,846,660
429,287		JPMorgan Chase & Co	63,792,048
1,159,559		Wells Fargo & Co	62,384,274
		TOTAL BANKS	335,029,528
CAPITAL GOODS - 7.1%
82,007		Acuity Brands, Inc	15,706,801
92,932		Carlisle Cos, Inc	20,764,726
115,889		Deere & Co	43,620,620
202,444		Dover Corp	34,397,260
366,895		Eaton Corp	58,127,175
320,040		Honeywell International, Inc	65,441,779
474,828		Ingersoll Rand, Inc	26,690,082
345,144		ITT, Inc	31,725,636
83,426		Northrop Grumman Corp	30,859,277
266,205		Otis Worldwide Corp	22,741,893
600,283		Raytheon Technologies Corp	54,139,524
463,853	n	Spirit Aerosystems Holdings, Inc (Class A)	20,330,677
364,366		Textron, Inc	24,798,750
27,325		W.W. Grainger, Inc	13,528,881
		TOTAL CAPITAL GOODS	462,873,081
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
143,659		Jacobs Engineering Group, Inc	18,701,528
260,588		Waste Management, Inc	39,202,859
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	57,904,387
CONSUMER DURABLES & APPAREL - 1.2%
528,886		Levi Strauss & Co	11,598,470
1,112,999	*,n	Mattel, Inc	23,283,939
146,765		Sony Corp	16,418,375
392,330		Tempur Sealy International, Inc	15,618,657
877,322	*	Under Armour, Inc (Class C)	14,028,379
		TOTAL CONSUMER DURABLES & APPAREL	80,947,820
CONSUMER SERVICES - 1.8%
95,821	*	Airbnb, Inc	14,753,559
57,917		Churchill Downs, Inc	12,179,945
278,877		Darden Restaurants, Inc	39,006,526
271,096	*,n	Expedia Group, Inc	49,689,186
		TOTAL CONSUMER SERVICES	115,629,216
DIVERSIFIED FINANCIALS - 4.4%
185,460		American Express Co	33,349,417
77,844	*	Berkshire Hathaway, Inc (Class B)	24,366,729
165,845		Blackstone Group, Inc	21,886,565
89,209		CME Group, Inc	20,473,465

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
126,790		Discover Financial Services	$14,675,943
1,295,612		Equitable Holdings, Inc	43,584,388
1,001,000	*	Grab Holdings Ltd.	5,665,660
228,465		KKR & Co, Inc	16,257,569
777,400		Morgan Stanley	79,714,596
264,912		State Street Corp	25,034,184
		TOTAL DIVERSIFIED FINANCIALS	285,008,516
ENERGY - 3.0%
266,663	n	Cheniere Energy, Inc	29,839,590
118,243		Chevron Corp	15,528,853
613,848		ConocoPhillips	54,399,210
169,896		EOG Resources, Inc	18,940,006
269,587		Exxon Mobil Corp	20,477,829
343,837		Hess Corp	31,732,717
381,994		Marathon Petroleum Corp	27,408,069
		TOTAL ENERGY	198,326,274
FOOD & STAPLES RETAILING - 0.9%
810,541	n	Albertsons Cos, Inc	22,816,729
239,043		Walmart, Inc	33,420,602
		TOTAL FOOD & STAPLES RETAILING	56,237,331
FOOD, BEVERAGE & TOBACCO - 3.5%
288,800		Bunge Ltd	28,550,768
154,436		Hershey Co	30,434,703
697,822		Mondelez International, Inc	46,775,009
339,095	*	Monster Beverage Corp	29,406,318
450,700		PepsiCo, Inc	78,205,464
58,503		Pernod-Ricard S.A.	12,513,753
		TOTAL FOOD, BEVERAGE & TOBACCO	225,886,015
HEALTH CARE EQUIPMENT & SERVICES - 5.3%
436,417		Abbott Laboratories	55,625,711
225,297	*,n	Centene Corp	17,519,095
315,523		CVS Health Corp	33,606,355
78,925	*,n	Dexcom, Inc	33,975,634
421,713	*	Envista Holdings Corp	18,234,870
97,332	*	Guardant Health, Inc	6,769,441
48,023	*	IDEXX Laboratories, Inc	24,362,068
383,909	*	Neogen Corp	14,001,161
101,843		STERIS plc	22,853,569
65,551		Stryker Corp	16,259,925
209,543		UnitedHealth Group, Inc	99,023,735
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	342,231,564
HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
142,734	n	Estee Lauder Cos (Class A)	44,503,034
442,584		Procter & Gamble Co	71,012,603
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	115,515,637
INSURANCE - 2.4%
623,955		American International Group, Inc	36,033,401
89,791		Chubb Ltd	17,713,968
453,112		Hartford Financial Services Group, Inc	32,565,159
277,506		Lincoln National Corp	19,419,870
668,325		Metlife, Inc	44,817,875
182,460	*	Ryan Specialty Group Holdings, Inc	6,825,829
		TOTAL INSURANCE	157,376,102
MATERIALS - 4.6%
334,342	n	CF Industries Holdings, Inc	23,026,134
793,101		Corteva, Inc	38,132,296
432,082		DuPont de Nemours, Inc	33,097,481
236,094		Linde plc	75,238,436

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
220,566		PPG Industries, Inc	$34,452,409
128,689		Reliance Steel & Aluminum Co	19,673,974
476,201		Sealed Air Corp	32,343,572
380,586	n	Sociedad Quimica y Minera de Chile S.A. (ADR)	20,608,732
577,210	*	Summit Materials, Inc	20,525,588
		TOTAL MATERIALS	297,098,622
MEDIA & ENTERTAINMENT - 8.9%
108,997	*	Alphabet, Inc (Class C)	295,814,588
559,833		Comcast Corp (Class A)	27,986,052
405,860	*	Meta Platforms, Inc	127,139,704
63,265	*,n	Netflix, Inc	27,023,012
187,586	*,n	Take-Two Interactive Software, Inc	30,640,297
344,091	n	ViacomCBS, Inc (Class B)	11,509,844
430,253	*	Walt Disney Co	61,513,271
		TOTAL MEDIA & ENTERTAINMENT	581,626,768
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
647,020		AbbVie, Inc	88,570,568
1,106,686	*	Avantor, Inc	41,312,588
216,611		Danaher Corp	61,905,258
201,100	n	Eli Lilly & Co	49,347,929
346,740	*	Genmab A.S. (ADR)	11,816,899
460,578		Gilead Sciences, Inc	31,632,497
271,945	*	Horizon Therapeutics Plc	25,380,627
143,948	*	IQVIA Holdings, Inc	35,252,865
21,158		Lonza Group AG.	14,587,211
972,093		Pfizer, Inc	51,219,580
58,900		Roche Holding AG.	22,794,250
233,859		Sanofi-Aventis	24,452,767
70,513	*,n	Seagen, Inc	9,484,704
70,451		West Pharmaceutical Services, Inc	27,702,742
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	495,460,485
REAL ESTATE - 1.6%
52,108		AvalonBay Communities, Inc	12,726,337
300,225		Prologis, Inc	47,081,284
191,177		Rexford Industrial Realty, Inc	13,988,421
217,970		Simon Property Group, Inc	32,085,184
		TOTAL REAL ESTATE	105,881,226
RETAILING - 5.2%
71,280	*	Amazon.com, Inc	213,231,982
256,589	*,n	Children's Place, Inc	18,153,672
162,564	n	Home Depot, Inc	59,657,737
90,108		Target Corp	19,862,506
420,385		TJX Companies, Inc	30,255,108
		TOTAL RETAILING	341,161,005
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
477,085	*,n	Advanced Micro Devices, Inc	54,506,961
106,388		Applied Materials, Inc	14,700,694
24,995		ASML Holding NV	16,926,614
74,929		Broadcom, Inc	43,899,402
104,591	n	Intel Corp	5,106,133
379,762	n	Marvell Technology, Inc	27,115,007
78,166	n	Monolithic Power Systems, Inc	31,495,426
408,867	n	NVIDIA Corp	100,115,174
45,680		NXP Semiconductors NV	9,384,499
303,377		QUALCOMM, Inc	53,321,542
192,663	*	Wolfspeed Inc	18,156,561
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	374,728,013
SOFTWARE & SERVICES - 12.5%
108,266		Accenture plc	38,280,692

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE
3,699	*,g	Adyen NV			$7,527,086
341,515	*	Fiserv, Inc			36,098,135
64,052	*,n	Fortinet, Inc			19,038,816
96,921	*,e	ironSource Ltd			669,724
910,570	*	ironSource Ltd			6,292,039
274,360		Mastercard, Inc (Class A)			106,007,217
1,319,007		Microsoft Corp			410,184,797
154,613		Oracle Corp			12,548,391
234,771	*	PayPal Holdings, Inc			40,366,526
284,624	*,n	salesforce.com, Inc			66,212,081
73,970	*	ServiceNow, Inc			43,330,147
91,330	*	Synopsys, Inc			28,357,965
		TOTAL SOFTWARE & SERVICES			814,913,616
TECHNOLOGY HARDWARE & EQUIPMENT - 10.0%
2,630,725		Apple, Inc			459,798,116
234,951	*,n	Calix, Inc			11,813,336
490,545	*	Ciena Corp			32,528,039
788,134		Cisco Systems, Inc			43,875,420
192,184		Cognex Corp			12,772,549
353,246		Juniper Networks, Inc			12,300,026
429,598	*	Stratasys Ltd			10,241,616
239,447		TE Connectivity Ltd			34,243,315
83,223	*	Teledyne Technologies, Inc			35,072,669
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			652,645,086
TRANSPORTATION - 2.0%
537,152	*	Delta Air Lines, Inc			21,319,563
147,060		DSV AS			29,879,746
315,109		Knight-Swift Transportation Holdings, Inc			17,828,867
122,736		Union Pacific Corp			30,015,089
139,841		United Parcel Service, Inc (Class B)			28,277,249
		TOTAL TRANSPORTATION			127,320,514
UTILITIES - 1.3%
244,392		American Electric Power Co, Inc			22,093,037
505,175		NextEra Energy, Inc			39,464,271
338,953		RWE AG.			14,297,805
241,594		Veolia Environnement			8,727,528
		TOTAL UTILITIES			84,582,641
		TOTAL COMMON STOCKS			6,475,301,607
		(Cost $3,419,182,526)
PURCHASED OPTIONS - 0.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
100,000		Intel Corp			12,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			12,000
		TOTAL PURCHASED OPTIONS			12,000
		(Cost $131,021)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.5%
$4,334,000		Federal Farm Credit Bank (FFCB)	0.000%	02/23/22	4,333,947
9,417,000		Federal Home Loan Bank (FHLB)	0.000	02/09/22	9,416,959
12,000,000		FHLB	0.000	02/16/22	11,999,900
10,000,000		FHLB	0.000	02/23/22	9,999,786
		TOTAL GOVERNMENT AGENCY DEBT			35,750,592

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	RATE	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
6 c		State Street Navigator Securities Lending Government Money	0.050%	$6
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		6
		TOTAL SHORT-TERM INVESTMENTS		35,750,598
		(Cost $35,750,403)
		TOTAL INVESTMENTS - 100.0%		6,511,064,205
		(Cost $3,455,063,950)
		OTHER ASSETS & LIABILITIES, NET - (0.0)%		(2,068,457)
		NET ASSETS - 100.0%		$6,508,995,748
	ADR	American Depositary Receipt

* Non-income producing

c Investments made with cash collateral received from securities on loan.

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $559,337.

g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/22, the aggregate value of these securities is $7,527,086 or 0.1% of net assets.

nAll or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts. Principal denominated in U.S. Dollars, unless otherwise noted.

Purchased options outstanding as of January 31, 2022 were as follows:
	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
Intel Corp, Call	1,000	$131,021	$62.50	04/14/22	$12,000
Written options outstanding as of January 31, 2022 were as follows:
	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
Advanced Micro Devices, Inc, Call	400	$(121,191)	$160.00	03/18/22	$(24,400)
Advanced Micro Devices, Inc, Put	400	(245,190)	115.00	03/18/22	(386,800)
AeroVironment, Inc, Put	450	(75,496)	45.00	03/18/22	(60,750)
Albertsons Cos, Inc, Put	900	(119,554)	26.00	04/14/22	(153,000)
Alliance Data Systems Corp, Put	103	(47,378)	60.00	04/14/22	(23,175)
Alliance Data Systems Corp, Put	103	(90,534)	75.00	04/14/22	(95,790)
Ambarella, Inc, Put	290	(593,911)	125.00	08/19/22	(567,530)
Anaplan, Inc, Put	368	(27,224)	32.50	02/18/22	(2,576)
Aptiv plc, Put	330	(35,633)	130.00	02/18/22	(125,400)
Arcturus Therapeutics Holdings, Inc, Put	500	(505,002)	35.00	06/17/22	(727,500)
Axsome Therapeutics, Inc, Put	1,680	(1,676,596)	30.00	06/17/22	(1,898,400)
BioNTech SE, Put	236	(879,798)	240.00	06/17/22	(1,904,520)
Boeing Co, Put	240	(34,795)	180.00	02/18/22	(42,720)
Boston Beer Co, Inc, Put	100	(1,024,260)	540.00	12/16/22	(1,492,500)
Brinker International, Inc, Put	1,200	(264,741)	30.00	04/14/22	(258,000)
Calix, Inc, Put	900	(44,081)	45.00	02/18/22	(126,000)
Centene Corp, Put	700	(27,285)	60.00	02/18/22	(15,750)
CF Industries Holdings, Inc, Call	526	(51,537)	80.00	02/18/22	(23,670)
Cheniere Energy, Inc, Call	350	(34,292)	120.00	02/18/22	(35,350)
Children's Place, Inc, Call	615	(78,706)	95.00	04/14/22	(126,075)
Children's Place, Inc, Put	615	(496,904)	60.00	04/14/22	(285,975)
Citigroup, Inc, Put	445	(62,735)	52.50	04/14/22	(27,145)
Cloudflare, Inc, Put	300	(377,392)	105.00	05/20/22	(648,000)
Crowdstrike Holdings, Inc, Put	200	(261,904)	170.00	06/17/22	(374,400)
Datadog, Inc, Put	160	(36,544)	115.00	02/04/22	(3,200)
Dexcom, Inc, Put	120	(48,241)	350.00	02/18/22	(36,000)
Dexcom, Inc, Put	65	(222,492)	430.00	06/17/22	(331,175)
DraftKings, Inc, Put	300	(241,495)	35.00	04/14/22	(402,900)
DraftKings, Inc, Put	500	(521,487)	35.00	08/19/22	(723,500)
Duck Creek Technologies, Inc, Put	1,000	(149,227)	25.00	04/14/22	(240,000)
Eli Lilly & Co, Put	100	(12,500)	220.00	02/18/22	(14,500)
Eli Lilly & Co, Put	100	(26,330)	230.00	02/18/22	(29,150)

TIAA-CREF FUNDS - Growth & Income Fund

	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
Emergent BioSolutions, Inc, Put	345	$(296,001)	$55.00	03/18/22	$(369,150)
Emergent BioSolutions, Inc, Put	115	(138,361)	50.00	06/17/22	(97,175)
Enphase Energy, Inc, Put	400	(52,391)	105.00	02/18/22	(90,000)
Estee Lauder Cos, Inc, Call	120	(4,677)	370.00	02/18/22	(4,800)
Estee Lauder Cos, Inc, Put	160	(109,018)	290.00	04/14/22	(166,400)
Expedia Group, Inc, Call	190	(36,286)	220.00	02/18/22	(15,200)
Farfetch Ltd, Put	800	(370,821)	30.00	07/15/22	(786,000)
FedEx Corp, Put	86	(94,425)	210.00	03/18/22	(19,866)
First Republic Bank, Put	292	(36,494)	160.00	02/18/22	(49,932)
Ford Motor Co, Put	2,000	(37,957)	18.00	02/18/22	(60,000)
Fortinet, Inc, Call	110	(87,777)	410.00	02/18/22	(8,525)
Fortinet, Inc, Put	170	(69,368)	280.00	02/18/22	(170,000)
Generac Holdings, Inc, Put	120	(244,569)	300.00	05/20/22	(472,800)
General Motors Co, Put	800	(33,583)	52.50	02/18/22	(197,600)
Global Payments, Inc, Put	288	(273,016)	125.00	05/20/22	(112,320)
Home Depot, Inc, Call	240	(446,844)	430.00	05/20/22	(64,080)
Home Depot, Inc, Put	240	(278,573)	360.00	05/20/22	(462,000)
Intel Corp, Call	1,000	(39,978)	70.00	04/14/22	(6,000)
Intel Corp, Put	1,000	(93,978)	47.50	04/14/22	(228,000)
Intuitive Surgical, Inc, Put	190	(58,516)	225.00	03/18/22	(48,640)
Lululemon Athletica, Inc, Put	130	(285,736)	290.00	06/17/22	(211,250)
Lululemon Athletica, Inc, Put	200	(297,816)	300.00	06/17/22	(404,000)
Marvell Technology, Inc, Call	460	(53,948)	90.00	03/18/22	(38,180)
Mattel, Inc, Call	1,000	(31,168)	24.00	02/18/22	(25,000)
Moderna, Inc, Put	400	(2,162,780)	250.00	09/16/22	(3,820,000)
Monolithic Power Systems, Inc, Call	75	(115,628)	620.00	03/18/22	(6,750)
Monolithic Power Systems, Inc, Put	100	(242,797)	370.00	06/17/22	(296,000)
Netflix, Inc, Call	75	(158,050)	500.00	12/16/22	(242,775)
Netflix, Inc, Put	75	(555,210)	420.00	12/16/22	(415,275)
NVIDIA Corp, Put	260	(43,063)	160.00	02/18/22	(6,500)
PerkinElmer, Inc, Put	290	(34,199)	145.00	02/18/22	(26,100)
Petco Health & Wellness Co, Inc, Put	1,600	(98,957)	17.50	03/18/22	(142,400)
salesforce.com, Inc, Put	190	(104,454)	195.00	03/04/22	(42,560)
Seagen, Inc, Call	320	(351,351)	220.00	06/17/22	(82,400)
Seagen, Inc, Put	320	(655,350)	135.00	09/16/22	(556,800)
Shake Shack, Inc, Put	500	(520,342)	62.50	09/16/22	(477,500)
Snap, Inc, Put	700	(50,385)	22.50	02/18/22	(32,200)
Snap, Inc, Put	700	(516,316)	45.00	07/15/22	(1,004,500)
Snowflake, Inc, Put	210	(72,025)	200.00	03/18/22	(88,200)
Sociedad Quimica y Minera de Chile S.A., Call	600	(47,387)	70.00	04/14/22	(66,000)
Spirit AeroSystems Holdings, Inc, Call	760	(48,624)	55.00	02/18/22	(11,400)
Spirit AeroSystems Holdings, Inc, Put	550	(31,338)	40.00	02/18/22	(67,650)
Take-Two Interactive Software, Inc, Call	230	(33,497)	185.00	02/11/22	(33,350)
Take-Two Interactive Software, Inc, Put	290	(37,235)	145.00	02/18/22	(66,700)
Teradyne, Inc, Put	520	(54,916)	80.00	04/14/22	(44,200)
Tesla, Inc, Call	25	(331,972)	1,275.00	06/17/22	(103,950)
Tesla, Inc, Call	25	(313,923)	1,300.00	06/17/22	(96,825)
Tesla, Inc, Put	66	(36,166)	650.00	02/18/22	(11,286)
Tesla, Inc, Put	60	(77,175)	700.00	02/18/22	(18,900)
Tesla, Inc, Put	111	(1,296,450)	900.00	06/17/22	(1,320,900)
Ulta Beauty, Inc, Put	140	(245,675)	350.00	03/18/22	(252,700)
ViacomCBS, Inc, Put	892	(597,618)	35.00	09/16/22	(528,510)
WW International, Inc, Put	1,000	(67,978)	12.50	04/14/22	(165,000)
WW International, Inc, Put	900	(215,080)	15.00	07/15/22	(351,000)
Zimmer Biomet Holdings, Inc, Put	150	(30,961)	105.00	03/18/22	(11,250)
Zscaler, Inc, Put	210	(275,245)	240.00	03/04/22	(278,775)
Total	37,096	$(21,327,903)			$(25,981,125)

TIAA-CREF FUNDS - Large-Cap Growth Fund

		TIAA-CREF FUNDS
		LARGE-CAP GROWTH FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		January 31, 2022
SHARES		COMPANY	VALUE
COMMON STOCKS - 98.8%
AUTOMOBILES & COMPONENTS - 3.3%
188,002	*	Aptiv plc	$25,677,313
498,716	*	General Motors Co	26,297,295
79,640	*	Rivian Automotive, Inc	5,235,533
164,119	*	Tesla, Inc	153,733,550
		TOTAL AUTOMOBILES & COMPONENTS	210,943,691
CAPITAL GOODS - 3.3%
224,030	*	Boeing Co	44,859,767
940,641		Carrier Global Corp	44,849,763
30,702		Deere & Co	11,556,233
347,619	*	Liberty Media Acquisition Corp	3,576,999
152,907		Roper Technologies Inc	66,844,824
344,469		Safran S.A.	41,704,592
		TOTAL CAPITAL GOODS	213,392,178
COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
121,641	*	Cimpress plc	8,176,708
582,956	*	Clarivate Analytics plc	9,595,456
929,140		Experian Group Ltd	38,808,212
157,326		Verisk Analytics, Inc	30,856,348
451,955		Waste Connections, Inc	56,358,788
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	143,795,512
CONSUMER DURABLES & APPAREL - 1.6%
257,694		Essilor International S.A.	48,751,948
205,413		Nike, Inc (Class B)	30,415,503
3,419,000		Prada S.p.A	20,906,659
		TOTAL CONSUMER DURABLES & APPAREL	100,074,110
CONSUMER SERVICES - 4.1%
63,171	*	Booking Holdings, Inc	155,156,188
1,696,936	*	Carnival Corp	33,616,302
26,090	*	Chipotle Mexican Grill, Inc (Class A)	38,758,782
730,056	*	Las Vegas Sands Corp	31,976,453
		TOTAL CONSUMER SERVICES	259,507,725
DIVERSIFIED FINANCIALS - 2.2%
238,861		Capital One Financial Corp	35,048,075
3,133,698	*	Grab Holdings Ltd.	17,736,731
433,696	*	Ribbit LEAP Ltd	4,391,172
202,574		S&P Global, Inc	84,112,776
		TOTAL DIVERSIFIED FINANCIALS	141,288,754
ENERGY - 0.6%
459,612		ConocoPhillips	40,730,815
		TOTAL ENERGY	40,730,815
FOOD & STAPLES RETAILING - 2.2%
281,435		Costco Wholesale Corp	142,161,262
		TOTAL FOOD & STAPLES RETAILING	142,161,262
FOOD, BEVERAGE & TOBACCO - 1.4%
1,903,643		Davide Campari-Milano NV	23,900,805
722,716	*	Monster Beverage Corp	62,673,932
		TOTAL FOOD, BEVERAGE & TOBACCO	86,574,737
HEALTH CARE EQUIPMENT & SERVICES - 4.0%
343,326		Alcon, Inc	26,473,391

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
115,505	*	Align Technology, Inc	$57,170,355
164,301		Cigna Corp	37,864,808
133,366	*	Dexcom, Inc	57,411,396
237,962	*	Guardant Health, Inc	16,550,257
195,721	*	Intuitive Surgical, Inc	55,619,994
113,581	*,e	Oak Street Health, Inc	1,974,038
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	253,064,239
INSURANCE - 0.7%
827,230		American International Group, Inc	47,772,533
		TOTAL INSURANCE	47,772,533
MATERIALS - 0.4%
88,830		Linde plc	28,308,344
		TOTAL MATERIALS	28,308,344
MEDIA & ENTERTAINMENT - 13.0%
113,055	*	Alphabet, Inc (Class C)	306,827,878
728,329		Comcast Corp (Class A)	36,409,167
250,290		Electronic Arts, Inc	33,203,471
258,352	*	IAC	35,275,382
432,102	*	Match Group, Inc	48,697,895
793,867	*	Meta Platforms, Inc	248,686,776
278,482	*	ROBLOX Corp	18,340,825
547,800		Tencent Holdings Ltd	34,326,394
689,375	*	Twitter, Inc	25,858,456
419,438	*	Vimeo, Inc	6,144,767
242,685	*	Walt Disney Co	34,696,675
		TOTAL MEDIA & ENTERTAINMENT	828,467,686
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
705,711		AbbVie, Inc	96,604,779
1,616,750	*	Avantor, Inc	60,353,277
256,407	*	Horizon Therapeutics Plc	23,930,465
159,412	*	Illumina, Inc	55,606,094
400,344		Zoetis, Inc	79,984,728
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	316,479,343
RETAILING - 11.7%
167,672	*	Amazon.com, Inc	501,585,758
334,160	*	CarMax, Inc	37,148,567
687,026	*	Coupang, Inc	14,303,881
379,249		eBay, Inc	22,781,487
156,000		Home Depot, Inc	57,248,880
26,828	*,h	JD.com, Inc	1,016,819
43,640		Kering	32,588,816
1,160,165		TJX Companies, Inc	83,497,075
		TOTAL RETAILING	750,171,283
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
809,613		Applied Materials, Inc	111,872,324
213,040		Broadcom, Inc	124,815,875
819,937		Marvell Technology, Inc	58,543,502
564,751		NVIDIA Corp	138,284,930
472,222		QUALCOMM, Inc	82,997,739
376,236		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	46,137,821
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	562,652,191
SOFTWARE & SERVICES - 25.7%
216,346		Accenture plc	76,495,619
14,663	*,g	Adyen NV	29,837,701
204,080	*	DocuSign, Inc	25,667,141
183,157		Intuit, Inc	101,694,261
650,563	*,e	ironSource Ltd	4,495,390
2,204,251	*	ironSource Ltd	15,231,375

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY			VALUE
1,764,130		Microsoft Corp			$548,609,147
84,573	*	Palo Alto Networks, Inc			43,758,070
577,950	*	PayPal Holdings, Inc			99,372,723
1,089,607	*	Qualtrics International, Inc			31,892,797
751,400	*	salesforce.com, Inc			174,798,182
149,447	*	ServiceNow, Inc			87,543,064
111,290	*	Synopsys, Inc			34,555,545
157,580	*	Twilio, Inc			32,480,390
1,280,270		Visa, Inc (Class A)			289,558,666
169,843	*	Workday, Inc			42,971,977
		TOTAL SOFTWARE & SERVICES			1,638,962,048
TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
2,220,958		Apple, Inc			388,179,039
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			388,179,039
TRANSPORTATION - 2.5%
1,873,870	*	Uber Technologies, Inc			70,082,738
363,714		Union Pacific Corp			88,946,259
		TOTAL TRANSPORTATION			159,028,997
		TOTAL COMMON STOCKS			6,311,554,487
		(Cost $3,781,934,175)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.2%
$2,878,000		Federal Home Loan Bank (FHLB)	0.000%	02/11/22	2,877,984
10,000,000		FHLB	0.000	02/23/22	9,999,786
2,800,000		FHLB	0.000	03/14/22	2,799,681
		TOTAL GOVERNMENT AGENCY DEBT			15,677,451
REPURCHASE AGREEMENT - 0.9%
54,670,000	r	Fixed Income Clearing Corp (FICC)	0.030	02/01/22	54,670,000
		TOTAL REPURCHASE AGREEMENT			54,670,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
451,711	c	State Street Navigator Securities Lending Government Money	0.050		451,711
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			451,711
		TOTAL SHORT-TERM INVESTMENTS			70,799,162
		(Cost $70,799,329)
		TOTAL INVESTMENTS - 99.9%			6,382,353,649
		(Cost $3,852,733,504)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			3,410,836
		NET ASSETS - 100.0%			$6,385,764,485
	ADR	American Depositary Receipt
	* Non-income producing
	c Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,753,704.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/22, the aggregate value of these securities is $29,837,701 or 0.5% of net assets. h All or a portion of these securities were purchased on a delayed delivery basis.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $54,670,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 11/15/40, valued at $55,763,425.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - Large-Cap Value Fund

			TIAA-CREF FUNDS
			LARGE-CAP VALUE FUND
			SCHEDULE OF INVESTMENTS (unaudited)
			January 31, 2022
SHARES		COMPANY		VALUE
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 0.7%
714,674	*	General Motors Co		$37,684,760
		TOTAL AUTOMOBILES & COMPONENTS		37,684,760
BANKS - 12.7%
3,574,426		Bank of America Corp		164,924,016
1,126,764		Citigroup, Inc		73,374,872
1,213,412		JPMorgan Chase & Co		180,313,023
377,532		PNC Financial Services Group, Inc		77,767,817
927,161		US Bancorp		53,951,498
2,321,288		Wells Fargo & Co		124,885,294
		TOTAL BANKS		675,216,520
CAPITAL GOODS - 11.4%
155,264		Allegion plc		19,055,551
166,909	*	Boeing Co		33,421,858
122,127		Caterpillar, Inc		24,615,918
154,273		Deere & Co		58,068,357
354,447		Dover Corp		60,224,090
365,486		Eaton Corp		57,903,947
440,374		Honeywell International, Inc		90,047,675
672,287		Masco Corp		42,575,936
207,822		Parker-Hannifin Corp		64,426,898
1,168,961		Raytheon Technologies Corp		105,428,593
156,286		Stanley Black & Decker, Inc		27,295,350
145,432		Trane Technologies plc		25,174,279
		TOTAL CAPITAL GOODS		608,238,452
CONSUMER DURABLES & APPAREL - 1.0%
10,438	*	NVR, Inc		55,605,522
		TOTAL CONSUMER DURABLES & APPAREL		55,605,522
CONSUMER SERVICES - 3.2%
13,357	*	Booking Holdings, Inc		32,806,529
486,844	*	Hilton Worldwide Holdings, Inc		70,645,933
258,823		McDonald's Corp		67,151,627
		TOTAL CONSUMER SERVICES		170,604,089
DIVERSIFIED FINANCIALS - 5.9%
412,326		American Express Co		74,144,462
288,148	*	Berkshire Hathaway, Inc (Class B)		90,196,087
68,880		BlackRock, Inc		56,684,107
255,850		Goldman Sachs Group, Inc		90,744,878
		TOTAL DIVERSIFIED FINANCIALS		311,769,534
ENERGY - 6.2%
954,765		Chevron Corp		125,389,287
1,186,915		ConocoPhillips		105,184,407
523,868		EOG Resources, Inc		58,400,805
499,450		Valero Energy Corp		41,439,367
		TOTAL ENERGY		330,413,866
FOOD & STAPLES RETAILING - 1.4%
548,845		Walmart, Inc		76,734,019
		TOTAL FOOD & STAPLES RETAILING		76,734,019

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
FOOD, BEVERAGE & TOBACCO - 0.9%
723,190		Mondelez International, Inc	$48,475,426
		TOTAL FOOD, BEVERAGE & TOBACCO	48,475,426
HEALTH CARE EQUIPMENT & SERVICES - 9.9%
224,795		Abbott Laboratories	28,652,371
212,855		Anthem, Inc	93,866,927
283,557		Cigna Corp	65,348,546
194,980		HCA Healthcare, Inc	46,804,949
719,729		Medtronic plc	74,484,754
375,585		UnitedHealth Group, Inc	177,490,203
327,091		Zimmer Biomet Holdings, Inc	40,238,735
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	526,886,485
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
322,194		Procter & Gamble Co	51,696,027
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	51,696,027
INSURANCE - 5.3%
1,254,802		American International Group, Inc	72,464,815
471,231		Chubb Ltd	92,964,452
420,106		Marsh & McLennan Cos, Inc	64,545,086
448,897		Prudential Financial, Inc	50,083,438
		TOTAL INSURANCE	280,057,791
MATERIALS - 4.7%
266,757		Ball Corp	25,902,105
638,108		Crown Holdings, Inc	72,999,555
565,951		DuPont de Nemours, Inc	43,351,847
93,810		Linde plc	29,895,371
364,420		PPG Industries, Inc	56,922,404
138,613		Reliance Steel & Aluminum Co	21,191,155
		TOTAL MATERIALS	250,262,437
MEDIA & ENTERTAINMENT - 6.9%
39,503	*	Alphabet, Inc (Class C)	107,209,957
75,672	*	Charter Communications, Inc	44,899,225
2,565,070		Comcast Corp (Class A)	128,227,849
588,307	*	Walt Disney Co	84,110,252
		TOTAL MEDIA & ENTERTAINMENT	364,447,283
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
291,920		AbbVie, Inc	39,960,929
1,124,952		Bristol-Myers Squibb Co	72,998,135
345,120		Gilead Sciences, Inc	23,702,842
973,983		Johnson & Johnson	167,807,531
235,423		Merck & Co, Inc	19,182,266
887,362		Pfizer, Inc	46,755,104
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	370,406,807
REAL ESTATE - 0.9%
320,196		Prologis, Inc	50,213,137
		TOTAL REAL ESTATE	50,213,137
RETAILING - 1.0%
139,529		Home Depot, Inc	51,204,352
		TOTAL RETAILING	51,204,352
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
322,092		Analog Devices, Inc	52,813,426
348,718		Applied Materials, Inc	48,185,853
622,438		Intel Corp	30,387,423
41,174		Lam Research Corp	24,289,366
742,445		Micron Technology, Inc	61,080,950

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY			VALUE
273,136		NXP Semiconductors NV			$56,113,060
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			272,870,078
SOFTWARE & SERVICES - 4.0%
178,499		Accenture plc			63,113,676
535,697	*	Fiserv, Inc			56,623,173
250,270		Microsoft Corp			77,828,965
153,259		Oracle Corp			12,438,500
		TOTAL SOFTWARE & SERVICES			210,004,314
TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
1,653,203		Cisco Systems, Inc			92,033,811
569,477		TE Connectivity Ltd			81,440,906
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			173,474,717
TELECOMMUNICATION SERVICES - 1.0%
475,096	*	T-Mobile US, Inc			51,391,134
		TOTAL TELECOMMUNICATION SERVICES			51,391,134
TRANSPORTATION - 3.0%
726,667	*,†	AMR Corporation			7,267
1,172,523		CSX Corp			40,123,737
361,403		Union Pacific Corp			88,381,104
146,450		United Parcel Service, Inc (Class B)			29,613,654
		TOTAL TRANSPORTATION			158,125,762
UTILITIES - 2.8%
450,256		Ameren Corp			39,955,717
595,409		American Electric Power Co, Inc			53,824,974
1,480,321		Centerpoint Energy, Inc			41,981,904
159,621		NextEra Energy, Inc			12,469,592
		TOTAL UTILITIES			148,232,187
		TOTAL COMMON STOCKS			5,274,014,699
		(Cost $3,323,543,679)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.2%
$3,393,000		Federal Home Loan Bank (FHLB)	0.000%	02/02/22	3,392,998
6,071,000		FHLB	0.000	02/09/22	6,070,973
2,107,000		Tennessee Valley Authority (TVA)	0.000	02/02/22	2,106,999
		TOTAL GOVERNMENT AGENCY DEBT			11,570,970
REPURCHASE AGREEMENT - 0.1%
4,305,000	r	Fixed Income Clearing Corp (FICC)	0.030	02/01/22	4,305,000
		TOTAL REPURCHASE AGREEMENT			4,305,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
1	c	State Street Navigator Securities Lending Government Money	0.050		1
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1
		TOTAL SHORT-TERM INVESTMENTS			15,875,971
		(Cost $15,875,941)
		TOTAL INVESTMENTS - 99.6%			5,289,890,670
		(Cost $3,339,419,620)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			23,339,331
		NET ASSETS - 100.0%			$5,313,230,001

TIAA-CREF FUNDS - Large-Cap Value Fund

* Non-income producing

† Security is categorized as Level 3 in the fair value hierarchy.

c Investments made with cash collateral received from securities on loan.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $4,305,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 11/15/40, valued at $4,391,155.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

		TIAA-CREF FUNDS
		MID-CAP GROWTH FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		January 31, 2022
SHARES		COMPANY	VALUE
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1.6%
123,027	*	Aptiv plc	$16,803,028
76,624		Autoliv, Inc	7,588,841
		TOTAL AUTOMOBILES & COMPONENTS	24,391,869
BANKS - 0.6%
174,460		Citizens Financial Group, Inc	8,979,456
		TOTAL BANKS	8,979,456
CAPITAL GOODS - 6.4%
493,071		Carrier Global Corp	23,509,625
34,737		L3Harris Technologies, Inc	7,270,107
87,301	*	Liberty Media Acquisition Corp	898,327
498,077		Spirit Aerosystems Holdings, Inc (Class A)	21,830,715
36,194	*	TransDigm Group, Inc	22,302,381
50,397		W.W. Grainger, Inc	24,952,059
		TOTAL CAPITAL GOODS	100,763,214
COMMERCIAL & PROFESSIONAL SERVICES - 7.5%
674,077	*	ACV Auctions, Inc	8,938,261
118,223	*	Cimpress plc	7,946,950
235,479	*	Clarivate Analytics plc	3,875,985
585,789	*	Driven Brands Holdings, Inc	16,548,539
391,593		Experian Group Ltd	16,356,011
1,287,524	*	First Advantage Corp	21,784,906
119,586		Verisk Analytics, Inc	23,454,402
146,640		Waste Connections, Inc	18,286,008
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	117,191,062
CONSUMER DURABLES & APPAREL - 3.4%
183,433	*	Capri Holdings Ltd	11,018,820
82,773		Garmin Ltd	10,298,617
2,028,700		Prada S.p.A	12,405,188
195,756		Tempur Sealy International, Inc	7,793,046
1,090,937	*	Traeger, Inc	11,116,648
		TOTAL CONSUMER DURABLES & APPAREL	52,632,319
CONSUMER SERVICES - 6.5%
11,575	*	Chipotle Mexican Grill, Inc (Class A)	17,195,589
180,362	*,e	Dutch Bros, Inc	9,405,878
355,906	*	Entain PLC	7,705,133
836,817	*	European Wax Center, Inc	20,451,807
106,577	*	Expedia Group, Inc	19,534,498
15,299	*	Hilton Worldwide Holdings, Inc	2,220,038
190,268	*	Royal Caribbean Cruises Ltd	14,804,753
132,911	*	Wynn Resorts Ltd	11,357,245
		TOTAL CONSUMER SERVICES	102,674,941
DIVERSIFIED FINANCIALS - 2.9%
15,590		Ameriprise Financial, Inc	4,744,193
126,461		Discover Financial Services	14,637,861
814,235	*	Grab Holdings Ltd.	4,608,570
321,849		Jefferies Financial Group, Inc	11,792,547
121,957		Tradeweb Markets, Inc	10,338,295
		TOTAL DIVERSIFIED FINANCIALS	46,121,466
ENERGY - 2.4%
102,042		Cheniere Energy, Inc	11,418,500

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
117,284		Pioneer Natural Resources Co	$25,672,294
		TOTAL ENERGY	37,090,794
FOOD, BEVERAGE & TOBACCO - 2.1%
1,150,898		Davide Campari-Milano NV	14,449,867
283,069		Fevertree Drinks plc	8,120,317
114,148	*	Freshpet, Inc	10,619,189
		TOTAL FOOD, BEVERAGE & TOBACCO	33,189,373
HEALTH CARE EQUIPMENT & SERVICES - 7.8%
34,596	*	Align Technology, Inc	17,123,636
74,730	*	Dexcom, Inc	32,169,770
224,982	*,e	Figs, Inc	5,057,595
398,876	*,e	GoodRx Holdings, Inc	9,577,013
146,258	*	Guardant Health, Inc	10,172,244
79,868	*	Molina Healthcare, Inc	23,200,057
120,336	*,e	Oak Street Health, Inc	2,091,440
99,178	*	Veeva Systems, Inc	23,459,564
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	122,851,319
INSURANCE - 0.8%
134,472	*	Trupanion, Inc	12,808,458
		TOTAL INSURANCE	12,808,458
MATERIALS - 1.4%
26,330		Albemarle Corp	5,812,084
522,049	*	Axalta Coating Systems Ltd	15,457,871
		TOTAL MATERIALS	21,269,955
MEDIA & ENTERTAINMENT - 6.6%
55,200		Electronic Arts, Inc	7,322,832
120,132	*	IAC	16,402,823
311,858	*	Match Group, Inc	35,146,397
304,138		News Corp (Class A)	6,764,029
103,781	*	Take-Two Interactive Software, Inc	16,951,589
350,469	*	Twitter, Inc	13,146,092
503,165	*	Vimeo, Inc	7,371,367
		TOTAL MEDIA & ENTERTAINMENT	103,105,129
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
670,749	*	Avantor, Inc	25,039,060
41,656	*	Charles River Laboratories International, Inc	13,736,483
522,306	*	Elanco Animal Health, Inc	13,600,848
212,266	*	Horizon Therapeutics Plc	19,810,786
62,581		West Pharmaceutical Services, Inc	24,608,101
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	96,795,278
REAL ESTATE - 1.7%
182,786		Simon Property Group, Inc	26,906,099
		TOTAL REAL ESTATE	26,906,099
RETAILING - 5.8%
106,101	*	ASOS plc	3,183,369
87,430	*	Burlington Stores, Inc	20,714,790
142,413	*	CarMax, Inc	15,832,053
135,042	*	Dollar Tree, Inc	17,720,211
224,625	*	Farfetch Ltd	4,876,609
122,607	*	Five Below, Inc	20,107,548
801,723	*,e	Just Eat Takeaway.com NV (ADR)	7,937,058
		TOTAL RETAILING	90,371,638
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.1%
149,663		Entegris, Inc	17,935,614
417,845		Marvell Technology, Inc	29,834,133
188,168		Microchip Technology, Inc	14,579,257

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
122,266		MKS Instruments, Inc	$18,991,578
75,991		Monolithic Power Systems, Inc	30,619,053
75,522		NXP Semiconductors NV	15,515,240
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	127,474,875
SOFTWARE & SERVICES - 24.4%
6,121	*,g	Adyen NV	12,455,607
624,855	*	Anaplan, Inc	30,167,999
120,631	*	Black Knight, Inc	8,999,073
328,717	*,e	Clear Secure, Inc	8,116,023
151,818	*	Datadog, Inc	22,182,128
129,374	*	DocuSign, Inc	16,271,368
7,362	*	EPAM Systems, Inc	3,505,343
59,899	*	Gartner, Inc	17,603,717
45,872	*	HubSpot, Inc	22,422,234
584,584	*	ironSource Ltd	4,039,476
1,005,086	*,e	ironSource Ltd	6,945,144
335,991	*,e	Marqeta, Inc	3,964,694
29,617	*	Monday.com Ltd	6,199,430
50,250	*	MongoDB, Inc	20,356,777
74,914	*	Palo Alto Networks, Inc	38,760,504
145,076	*	Paylocity Holding Corp	29,592,602
346,598	*,e	Paymentus Holdings, Inc	9,108,595
579,225	*	Qualtrics International, Inc	16,953,916
3,017,105	*	Sabre Corp	27,606,511
296,472	*	SentinelOne, Inc	13,267,122
135,296	*	Synopsys, Inc	42,009,408
39,312	*	Twilio, Inc	8,102,989
58,082	*	Zscaler, Inc	14,933,463
		TOTAL SOFTWARE & SERVICES	383,564,123
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
40,418		Cognex Corp	2,686,180
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,686,180
TRANSPORTATION - 2.9%
782,289	*,e	Hertz Global Holdings, Inc	15,066,886
76,350		JB Hunt Transport Services, Inc	14,700,429
422,889	*	Lyft, Inc (Class A)	16,289,684
		TOTAL TRANSPORTATION	46,056,999
		TOTAL COMMON STOCKS	1,556,924,547
		(Cost $1,352,662,912)
			EXPIRATION DATE
RIGHTS/WARRANTS - 0.1%
UTILITIES - 0.1%
169,870	Hertz Global Holdings, Inc		06/30/51	2,087,702
	TOTAL UTILITIES			2,087,702
	TOTAL RIGHTS/WARRANTS			2,087,702
	(Cost $2,029,946)
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 5.2%
GOVERNMENT AGENCY DEBT - 1.1%
$7,000,000	Federal Home Loan Bank (FHLB)	0.000%	02/04/22	6,999,989
10,000,000	FHLB	0.000	02/23/22	9,999,786
	TOTAL GOVERNMENT AGENCY DEBT			16,999,775

TIAA-CREF FUNDS - Mid-Cap Growth Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
TREASURY DEBT - 0.6%
$10,447,000	United States Treasury Bill	0.000%	02/01/22	$10,447,000
	TOTAL TREASURY DEBT			10,447,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.5%
54,973,899 c		State Street Navigator Securities Lending Government Money	0.050	54,973,899
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		54,973,899
		TOTAL SHORT-TERM INVESTMENTS		82,420,674
		(Cost $82,420,673)
		TOTAL INVESTMENTS - 104.6%		1,641,432,923
		(Cost $1,437,113,531)
		OTHER ASSETS & LIABILITIES, NET - (4.6)%		(72,847,223)
		NET ASSETS - 100.0%		$1,568,585,700
	ADR	American Depositary Receipt
	* Non-income producing
	c Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $58,761,080.

gSecurity is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/22, the aggregate value of these securities is $12,455,607 or 0.8% of net assets.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - Mid-Cap Value Fund

		TIAA-CREF FUNDS
		MID-CAP VALUE FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		January 31, 2022
SHARES		COMPANY	VALUE
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 2.7%
137,285	*	Adient plc	$5,761,851
167,320	*	Aptiv plc	22,852,566
688,568		Ford Motor Co	13,977,930
265,382	*	General Motors Co	13,993,593
		TOTAL AUTOMOBILES & COMPONENTS	56,585,940
BANKS - 7.1%
287,627		East West Bancorp, Inc	24,833,715
374,403		First Interstate Bancsystem, Inc	13,759,310
1,788,043		Huntington Bancshares, Inc	26,927,928
117,938		Signature Bank	35,927,453
12,470	*	SVB Financial Group	7,281,233
347,899		Webster Financial Corp	19,764,142
206,280		Western Alliance Bancorp	20,460,913
		TOTAL BANKS	148,954,694
CAPITAL GOODS - 12.4%
177,211		Crane Co	18,343,111
123,716		Dover Corp	21,020,585
124,769		Eaton Corp	19,767,153
736,391		Howmet Aerospace, Inc	22,894,396
135,699		Hubbell, Inc	25,415,066
373,509		Johnson Controls International plc	27,142,899
99,280		Parker-Hannifin Corp	30,777,793
174,680		Stanley Black & Decker, Inc	30,507,862
671,023		Vertiv Holdings Co	13,997,540
168,495	*	WESCO International, Inc	20,537,855
317,878		Westinghouse Air Brake Technologies Corp	28,259,354
		TOTAL CAPITAL GOODS	258,663,614
COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
320,334		Republic Services, Inc	40,893,839
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	40,893,839
CONSUMER DURABLES & APPAREL - 2.1%
1,305,376		Newell Brands Inc	30,297,777
822,541	*	Under Armour, Inc (Class C)	13,152,431
		TOTAL CONSUMER DURABLES & APPAREL	43,450,208
CONSUMER SERVICES - 1.6%
267,049		Yum! Brands, Inc	33,426,523
		TOTAL CONSUMER SERVICES	33,426,523
DIVERSIFIED FINANCIALS - 9.0%
1,026,001		AGNC Investment Corp	15,277,155
670,495		Ally Financial, Inc	31,996,021
117,161		Ameriprise Financial, Inc	35,653,264
584,108		Equitable Holdings, Inc	19,649,393
168,112		LPL Financial Holdings, Inc	28,969,060
678,108		Synchrony Financial	28,880,620
409,176		Voya Financial, Inc	27,807,601
		TOTAL DIVERSIFIED FINANCIALS	188,233,114
ENERGY - 3.8%
59,104		EOG Resources, Inc	6,588,914
192,852		Pioneer Natural Resources Co	42,213,375

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
381,091		Valero Energy Corp	$31,619,120
		TOTAL ENERGY	80,421,409
FOOD & STAPLES RETAILING - 1.2%
597,086	*	Performance Food Group Co	25,191,058
		TOTAL FOOD & STAPLES RETAILING	25,191,058
FOOD, BEVERAGE & TOBACCO - 4.0%
266,005		Bunge Ltd	26,297,254
124,750		Hershey Co	24,584,482
371,531		Tyson Foods, Inc (Class A)	33,768,453
		TOTAL FOOD, BEVERAGE & TOBACCO	84,650,189
HEALTH CARE EQUIPMENT & SERVICES - 5.8%
205,316		Cardinal Health, Inc	10,588,146
411,371	*	Centene Corp	31,988,209
124,760		Cigna Corp	28,752,189
73,724		Conmed Corp	10,142,948
29,956		Humana, Inc	11,757,730
94,812	*	Molina Healthcare, Inc	27,540,990
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	120,770,212
INSURANCE - 3.2%
413,858	*	BRP Group, Inc	12,630,946
90,994		Everest Re Group Ltd	25,787,700
124,107		Willis Towers Watson plc	29,036,074
		TOTAL INSURANCE	67,454,720
MATERIALS - 5.9%
712,664	*	Axalta Coating Systems Ltd	21,101,981
226,400		Crown Holdings, Inc	25,900,160
295,631		DuPont de Nemours, Inc	22,645,335
849,660		Graphic Packaging Holding Co	16,067,071
334,462		Newmont Goldcorp Corp	20,459,040
244,606		Sealed Air Corp	16,613,639
		TOTAL MATERIALS	122,787,226
MEDIA & ENTERTAINMENT - 0.7%
139,913	*	Ziff Davis Inc	14,699,260
		TOTAL MEDIA & ENTERTAINMENT	14,699,260
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.7%
128,290	*	IQVIA Holdings, Inc	31,418,221
129,773	*	Jazz Pharmaceuticals plc	18,026,768
134,137	*	United Therapeutics Corp	27,078,236
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	76,523,225
REAL ESTATE - 11.2%
42,431		Essex Property Trust, Inc	14,108,308
155,971		Extra Space Storage, Inc	30,911,892
432,945		Gaming and Leisure Properties, Inc	19,560,455
592,377		Invitation Homes, Inc	24,867,986
619,598		MGM Growth Properties LLC	24,089,970
406,337		Regency Centers Corp	29,154,680
457,134		Rexford Industrial Realty, Inc	33,448,495
69,222		SBA Communications Corp	22,527,608
102,102		Sun Communities, Inc	19,293,194
267,236		UDR, Inc	15,189,694
		TOTAL REAL ESTATE	233,152,282
RETAILING - 0.6%
45,034		Lithia Motors, Inc (Class A)	13,155,783
		TOTAL RETAILING	13,155,783

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY			VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
44,949		Lam Research Corp			$26,516,314
422,821		Marvell Technology, Inc			30,189,419
73,382		MKS Instruments, Inc			11,398,426
113,807	*	Wolfspeed Inc			10,725,172
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			78,829,331
SOFTWARE & SERVICES - 4.2%
251,731		Alliance Data Systems Corp			17,379,508
199,325	*	Fiserv, Inc			21,068,652
1,004,559		NortonLifelock, Inc			26,128,580
75,508	*	Synopsys, Inc			23,445,234
		TOTAL SOFTWARE & SERVICES			88,021,974
TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
400,923	*	Ciena Corp			26,585,204
1,765,736		Hewlett Packard Enterprise Co			28,834,469
753,202		Vontier Corp			21,172,508
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			76,592,181
TRANSPORTATION - 0.8%
185,189	e	TFI International, Inc			17,833,701
		TOTAL TRANSPORTATION			17,833,701
UTILITIES - 10.3%
664,008		Alliant Energy Corp			39,747,519
300,800		American Electric Power Co, Inc			27,192,320
548,494		Brookfield Renewable Corp			18,769,465
814,078		Centerpoint Energy, Inc			23,087,252
426,150		Evergy, Inc			27,682,704
434,081		Exelon Corp			25,154,994
91,304		WEC Energy Group, Inc			8,860,140
644,549		Xcel Energy, Inc			44,899,283
		TOTAL UTILITIES			215,393,677
		TOTAL COMMON STOCKS			2,085,684,160
		(Cost $1,694,170,107)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0.5%
$9,970,000	r	Fixed Income Clearing Corp (FICC)	0.030%	02/01/22	9,970,000
		TOTAL REPURCHASE AGREEMENT			9,970,000
TREASURY DEBT - 0.2%
5,460,000		United States Treasury Bill	0.000	02/01/22	5,460,000
		TOTAL TREASURY DEBT			5,460,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
1,175,866	c	State Street Navigator Securities Lending Government Money	0.050		1,175,866
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,175,866
		TOTAL SHORT-TERM INVESTMENTS			16,605,866
		(Cost $16,605,866)
		TOTAL INVESTMENTS - 100.6%			2,102,290,026
		(Cost $1,710,775,973)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(11,987,349)
		NET ASSETS - 100.0%			$2,090,302,677

TIAA-CREF FUNDS - Mid-Cap Value Fund

* Non-income producing

c Investments made with cash collateral received from securities on loan.

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,179,482.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $9,970,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 11/15/40, valued at $10,169,436.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

			TIAA-CREF FUNDS
			QUANT SMALL-CAP EQUITY FUND
			SCHEDULE OF INVESTMENTS (unaudited)
			January 31, 2022
SHARES		COMPANY		VALUE
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 1.1%
27,320	*	Gentherm, Inc		$2,387,495
588,430	*	Goodyear Tire & Rubber Co		12,198,154
327,810	*	Modine Manufacturing Co		2,999,461
66,510	*	Stoneridge, Inc		1,255,044
362,030	*	Tenneco, Inc		3,801,315
106,320	*	XPEL, Inc		6,630,115
		TOTAL AUTOMOBILES & COMPONENTS		29,271,584
BANKS - 11.1%
53,440		Amalgamated Financial Corp		909,014
88,721		Bank of NT Butterfield & Son Ltd		3,251,625
133,784		Banner Corp		8,309,324
171,220		Cathay General Bancorp		7,732,295
153,030		Central Pacific Financial Corp		4,453,173
201,350		Columbia Banking System, Inc		7,000,939
131,703		ConnectOne Bancorp, Inc		4,215,813
171,270	*	Customers Bancorp, Inc		9,985,041
431,400		CVB Financial Corp		9,503,742
286,130		Essent Group Ltd		13,058,973
51,670		Federal Agricultural Mortgage Corp		6,293,406
118,087		First Financial Bancorp		2,976,973
43,300		First Foundation, Inc		1,132,295
151,580		First Merchants Corp		6,431,539
184,310		Flagstar Bancorp, Inc		8,340,027
136,634		Glacier Bancorp, Inc		7,095,404
167,816		Great Western Bancorp, Inc		5,182,158
124,850		Heartland Financial USA, Inc		6,495,946
190,560		Heritage Commerce Corp		2,374,378
320,547		Hilltop Holdings, Inc		10,587,667
90,963		HomeStreet, Inc		4,434,446
141,620		Horizon Bancorp		3,020,755
80,339		Independent Bank Corp		1,966,699
82,420		Independent Bank Group, Inc		6,257,326
233,536		Investors Bancorp, Inc		3,811,308
125,690		Lakeland Bancorp, Inc		2,379,312
144,030		Meta Financial Group, Inc		8,564,024
231,100	*	Mr Cooper Group, Inc		9,278,665
164,140		National Bank Holdings Corp		7,451,956
361,865	*	NMI Holdings, Inc		8,952,540
261,030		OceanFirst Financial Corp		5,925,381
424,620		OFG Bancorp		11,749,235
280,620		Pacific Premier Bancorp, Inc		10,733,715
54,520		Peapack Gladstone Financial Corp		2,008,517
79,470		PennyMac Financial Services, Inc		4,982,769
158,430		Premier Financial Corp		4,729,136
52,135		QCR Holdings, Inc		2,973,780
665,020		Radian Group, Inc		14,889,798
90,340		Renasant Corp		3,322,705
185,380		Simmons First National Corp (Class A)		5,301,868
178,710		Towne Bank		5,607,920
155,330	*	Tristate Capital Holdings, Inc		4,906,875
533,942		United Community Banks, Inc		18,896,207
87,880		Walker & Dunlop, Inc		11,636,191
251,130		WesBanco, Inc		8,912,604
157,713		WSFS Financial Corp		8,261,007
		TOTAL BANKS		306,284,471

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
CAPITAL GOODS - 10.5%
53,060	*	AAR Corp	$2,136,726
121,130		Altra Industrial Motion Corp	5,848,156
105,720		Applied Industrial Technologies, Inc	10,358,446
75,580		Astec Industries, Inc	4,783,458
152,263	*	Atkore International Group, Inc	16,410,906
84,710	*	Beacon Roofing Supply, Inc	4,648,038
74,532	*	Bloom Energy Corp	1,123,943
67,650		Boise Cascade Co	4,750,383
81,868	*	Builders FirstSource, Inc	5,566,205
58,060		Columbus McKinnon Corp	2,512,837
219,920		Comfort Systems USA, Inc	19,744,418
435,680	*	Cornerstone Building Brands, Inc	6,426,280
49,799		CSW Industrials, Inc	5,527,689
99,976		EMCOR Group, Inc	11,918,139
69,245		EnPro Industries, Inc	7,272,110
287,890		Federal Signal Corp	11,233,468
72,640		Franklin Electric Co, Inc	6,305,152
706,850		GrafTech International Ltd	7,407,788
180,540		Hillenbrand, Inc	8,391,499
361,830	*,e	Infrastructure and Energy Alternatives, Inc	3,263,707
71,600		McGrath RentCorp	5,456,636
37,320		Moog, Inc (Class A)	2,845,277
398,131	*	MRC Global, Inc	2,950,151
90,770		Mueller Industries, Inc	4,689,178
596,890	*	NOW, Inc	5,306,352
52,358	*	RBC Bearings, Inc	9,449,048
39,308		Regal-Beloit Corp	6,229,532
285,530	*	Resideo Technologies, Inc	7,075,433
163,390		Rush Enterprises, Inc (Class A)	8,630,260
67,860		Shyft Group, Inc	2,846,048
67,550		Simpson Manufacturing Co, Inc	7,618,964
25,880	*	SiteOne Landscape Supply, Inc	4,661,506
119,680	*	SPX Corp	6,244,902
120,210		SPX FLOW, Inc	10,362,102
233,980		Terex Corp	9,761,646
131,110	*	Titan Machinery, Inc	4,038,188
168,760		Triton International Ltd	10,196,479
126,900		UFP Industries, Inc	10,134,234
474,850	*	WillScot Mobile Mini Holdings Corp	17,588,444
249,654		Zurn Water Solutions Corp	7,624,433
		TOTAL CAPITAL GOODS	289,338,161
COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
85,840		Brady Corp (Class A)	4,456,813
66,920	*	CBIZ, Inc	2,585,120
125,702		Exponent, Inc	11,939,176
71,340	*	Franklin Covey Co	3,339,425
63,463		ICF International, Inc	5,990,272
366,560		KBR, Inc	15,908,704
90,860		Kforce, Inc	6,239,356
183,838	*	TriNet Group, Inc	15,662,998
385,060	*	Upwork, Inc	10,473,632
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	76,595,496
CONSUMER DURABLES & APPAREL - 2.1%
393,370	*	Callaway Golf Co	9,385,808
118,050	*	Crocs, Inc	12,114,291
6,420	*	Deckers Outdoor Corp	2,055,876
19,640		Johnson Outdoors, Inc	1,771,921
168,162	*	Skyline Champion Corp	11,324,029
237,790	*	Sonos, Inc	5,997,064
246,290		Steven Madden Ltd	10,132,371

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
115,140	*	Vista Outdoor, Inc	$4,442,101
		TOTAL CONSUMER DURABLES & APPAREL	57,223,461
CONSUMER SERVICES - 4.0%
11,740	*	Biglari Holdings, Inc (B Shares)	1,391,190
356,540	*	Bloomin' Brands, Inc	7,248,458
74,090	*	Bluegreen Vacations Holding Corp	2,220,477
75,510		Carriage Services, Inc	3,799,663
83,020	*	Cheesecake Factory	2,962,154
204,360	*	Dave & Buster's Entertainment, Inc	7,314,044
142,760	*	Everi Holdings, Inc	2,822,365
122,470	*	Hilton Grand Vacations, Inc	5,983,884
1,012,380	*	Houghton Mifflin Harcourt Co	18,232,964
465,040		International Game Technology plc	12,449,121
321,590		Laureate Education, Inc	4,068,114
228,980	*	Noodles & Co	1,925,722
53,750		Papa John's International, Inc	6,635,438
113,954		Red Rock Resorts, Inc	5,073,232
220,610	*	Rush Street Interactive, Inc	2,236,985
203,080	*	Ruth's Hospitality Group Inc	4,067,692
115,990	*	SeaWorld Entertainment, Inc	6,910,684
161,840		Texas Roadhouse, Inc (Class A)	13,819,518
		TOTAL CONSUMER SERVICES	109,161,705
DIVERSIFIED FINANCIALS - 3.4%
259,630		Artisan Partners Asset Management, Inc	11,218,612
1,625,320		BGC Partners, Inc (Class A)	6,858,850
230,040	*	Blucora, Inc	3,731,249
130,967		Brightsphere Investment Group, Inc	2,826,268
216,080	e	Cowen Group, Inc	6,845,414
45,990	*	Encore Capital Group, Inc	2,966,355
243,193	*	Enova International, Inc	9,795,814
332,360		Federated Investors, Inc (Class B)	11,004,440
132,400	*	Green Dot Corp	4,198,404
224,400	*	LendingClub Corp	4,209,744
66,330		Piper Jaffray Cos	10,229,413
541,650		Redwood Trust, Inc	6,678,544
98,760		Sculptor Capital Management, Inc	1,935,696
83,914		Stifel Financial Corp	6,285,159
17,420		Virtus Investment Partners, Inc	4,558,466
		TOTAL DIVERSIFIED FINANCIALS	93,342,428
ENERGY - 5.4%
538,270	*	Antero Resources Corp	10,512,413
331,706		Berry Petroleum Co LLC	2,882,525
204,198		Brigham Minerals, Inc	4,418,845
89,770		California Resources Corp	3,825,997
1,058,160	*	Centennial Resource Development, Inc	8,264,230
534,590	*	ChampionX Corp	11,974,816
197,540		Chesapeake Energy Corp	13,466,302
311,420		CVR Energy, Inc	6,082,033
127,270	*	Denbury, Inc	9,563,068
32,210		Oasis Petroleum, Inc	4,362,200
346,806	*	Oceaneering International, Inc	4,518,882
539,910		Ovintiv, Inc	20,948,508
420,379	*	Par Pacific Holdings, Inc	5,927,344
645,916	*	PBF Energy, Inc	10,231,309
137,850		PDC Energy, Inc	8,170,369
565,700	*	ProPetro Holding Corp	5,945,507
93,030	*	Renewable Energy Group, Inc	3,745,388
2,256,769	*,e	Tellurian, Inc	5,664,490
774,120	*,e	Uranium Energy Corp	2,020,453
74,510	*	Whiting Petroleum Corp	5,532,368
		TOTAL ENERGY	148,057,047

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
FOOD & STAPLES RETAILING - 1.3%
154,208		Andersons, Inc	$5,875,325
452,761	*,d	BJ's Wholesale Club Holdings, Inc	27,831,219
76,540	*	Performance Food Group Co	3,229,222
		TOTAL FOOD & STAPLES RETAILING	36,935,766
FOOD, BEVERAGE & TOBACCO - 1.6%
77,912		Calavo Growers, Inc	3,226,336
76,030	*	Celsius Holdings, Inc	3,628,912
449,326	*	Hostess Brands, Inc	9,220,169
63,780		Sanderson Farms, Inc	11,735,520
248,669	*	Simply Good Foods Co	8,760,609
258,700		Vector Group Ltd	2,874,157
269,430	*	Vital Farms, Inc	4,453,678
		TOTAL FOOD, BEVERAGE & TOBACCO	43,899,381
HEALTH CARE EQUIPMENT & SERVICES - 7.0%
292,814	*	1Life Healthcare, Inc	3,267,804
182,300	*	Accolade, Inc	3,481,930
247,140	*	Alphatec Holdings Inc	2,555,428
30,860	*	AMN Healthcare Services, Inc	3,127,352
229,957	*	Avanos Medical, Inc	6,958,499
395,780	*	Brookdale Senior Living, Inc	2,093,676
655,000	*	Community Health Systems, Inc	8,311,950
141,770	*	Cutera, Inc	5,161,846
212,450	*	Evolent Health, Inc	5,037,189
127,710	*	HealthEquity, Inc	6,824,822
128,454	*	HealthStream, Inc	3,127,855
27,420	*	Heska Corp	3,772,444
61,830	*	Inari Medical, Inc	4,548,215
116,150	*	Integer Holding Corp	9,107,321
100,427	*	Intersect ENT, Inc	2,751,700
344,107	*	Lantheus Holdings, Inc	8,743,759
66,715	*	Meridian Bioscience, Inc	1,391,008
103,840	*	Merit Medical Systems, Inc	5,757,928
1,272,000	*,e	Multiplan Corp	5,126,160
63,940	*	Natus Medical, Inc	1,473,178
278,960	*	Neogen Corp	10,173,671
282,110	*	NextGen Healthcare, Inc	5,447,544
161,640	*	NuVasive, Inc	8,406,896
465,250	*	Option Care Health, Inc	10,872,892
447,140	*	Ortho Clinical Diagnostics Holdings plc	7,762,350
225,640		Owens & Minor, Inc	9,497,188
74,880		Patterson Cos, Inc	2,148,307
85,290	*	Phreesia, Inc	2,660,195
534,310	*	R1 RCM, Inc	12,705,892
231,910	*	RadNet, Inc	5,971,683
286,650		Select Medical Holdings Corp	6,658,880
185,040	*	Tenet Healthcare Corp	13,715,165
198,350	*	Varex Imaging Corp	5,176,935
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	193,817,662
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
296,850	*	elf Beauty, Inc	8,774,886
42,780		Medifast, Inc	8,500,814
68,480	*	USANA Health Sciences, Inc	6,545,318
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	23,821,018
INSURANCE - 1.4%
266,480		American Equity Investment Life Holding Co	10,962,987
76,898		Amerisafe, Inc	4,038,683
112,970		Selective Insurance Group, Inc	8,913,333
270,584	*	SiriusPoint Ltd	2,291,846
139,770		Stewart Information Services Corp	9,983,771

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
207,936		Universal Insurance Holdings, Inc	$3,584,817
		TOTAL INSURANCE	39,775,437
MATERIALS - 4.7%
145,490		AdvanSix, Inc	6,123,674
118,000		Avient Corp	5,872,860
60,660		Balchem Corp	8,913,380
207,200		Commercial Metals Co	6,928,768
673,900	*,†	Ferroglobe plc	0
489,670	*	Gatos Silver, Inc	1,522,874
89,050		Innospec, Inc	8,278,088
107,700		Materion Corp	8,922,945
144,254		Myers Industries, Inc	2,606,670
337,200	*	O-I Glass, Inc	4,488,132
85,594		Olympic Steel, Inc	1,822,296
191,710		Orion Engineered Carbons SA	3,278,241
132,330	*	Ranpak Holdings Corp	3,554,384
434,050	*	Rayonier Advanced Materials, Inc	2,704,132
181,885		Schnitzer Steel Industries, Inc (Class A)	7,118,979
118,720		Sensient Technologies Corp	10,060,333
84,570		Stepan Co	9,316,231
466,020	*	Summit Materials, Inc	16,571,671
275,800	*	TimkenSteel Corp	3,869,474
165,780		Trinseo plc	8,875,861
243,400		Tronox Holdings plc	5,525,180
142,160		United States Steel Corp	2,945,555
		TOTAL MATERIALS	129,299,728
MEDIA & ENTERTAINMENT - 3.2%
96,930	*,e	AMC Entertainment Holdings, Inc	1,556,696
261,859	*	Cargurus, Inc	8,353,302
394,250	*	Cars.com, Inc	6,142,415
1,081,500	*	Clear Channel	3,309,390
569,500		Entravision Communications Corp (Class A)	3,451,170
146,820	*	EW Scripps Co (Class A)	3,009,810
436,510	*	iHeartMedia, Inc	8,795,676
177,580	*	Liberty Braves Group (Class C)	4,794,660
653,320	*	Lions Gate Entertainment Corp (Class A)	10,244,058
1,049,160	*	LiveOne, Inc	984,427
385,880	*	Magnite, Inc	5,236,392
188,860	*	QuinStreet, Inc	3,038,757
96,170	*	TechTarget, Inc	7,976,340
586,070		TEGNA, Inc	11,346,315
306,370	*	WideOpenWest, Inc	5,701,546
120,400	*	Yelp, Inc	4,158,616
		TOTAL MEDIA & ENTERTAINMENT	88,099,570
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
832,126	*	Affimed NV	3,395,074
1,314,591	*	Agenus, Inc	3,628,271
367,350	*	Alkermes plc	9,367,425
388,390	*	Amneal Pharmaceuticals, Inc	1,720,568
143,730	*	Amphastar Pharmaceuticals, Inc	3,318,726
118,005	*	AnaptysBio, Inc	3,772,620
796,040	*	Antares Pharma, Inc	2,682,655
1,455,810	*,e	Arbutus Biopharma Corp	4,090,826
94,176	*	Arcus Biosciences, Inc	2,900,621
151,053	*	Arena Pharmaceuticals, Inc	13,893,855
25,462	*	Arrowhead Pharmaceuticals Inc	1,343,375
421,174	*	Atara Biotherapeutics, Inc	6,469,233
1,039,508	*,e	Atossa Therapeutics, Inc	1,424,126
129,370	*	Avid Bioservices, Inc	2,441,212
202,674	*	Berkeley Lights, Inc	1,967,964
747,660	*	BioCryst Pharmaceuticals, Inc	11,551,347
524,760	*	BioDelivery Sciences International, Inc	1,920,622

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
120,860	*	C4 Therapeutics, Inc	$2,952,610
144,032	*	CareDx, Inc	6,020,538
59,487	*,e	Cassava Sciences, Inc	2,632,300
239,730	*	Catalyst Pharmaceuticals, Inc	1,380,845
327,320	*	ChromaDex Corp	919,769
212,090	*	Codexis, Inc	4,347,845
165,400	*	Crinetics Pharmaceuticals, Inc	3,124,406
536,130	*,e	Dynavax Technologies Corp	6,953,606
225,960	*	Editas Medicine, Inc	4,302,278
19,770	*	Enanta Pharmaceuticals, Inc	1,174,733
461,320	*,e	Evolus, Inc	3,422,994
1,043,186	*,e	Fluidigm Corp	3,411,218
193,410	*	Fulcrum Therapeutics, Inc	2,351,866
433,375	*,e	G1 Therapeutics, Inc	4,368,420
584,900	*	Gritstone Oncology, Inc	3,193,554
114,623	*	Harmony Biosciences Holdings, Inc	4,110,381
126,430	*,e	Immunovant, Inc	883,746
122,800	*	Innoviva, Inc	1,968,484
225,044	*	Intra-Cellular Therapies, Inc	10,687,339
387,081	*	Invitae Corp	4,350,790
524,702	*	Ironwood Pharmaceuticals, Inc	5,850,427
89,840	*	iTeos Therapeutics, Inc	3,289,941
323,739	*	IVERIC bio, Inc	4,512,922
602,260	*,e	Karyopharm Therapeutics, Inc	5,360,114
230,100	*	Kura Oncology, Inc	3,242,109
927,860	*,e	MannKind Corp	3,460,918
12,730	*	Medpace Holdings, Inc	2,259,066
299,222	*,e	MiMedx Group, Inc	1,484,141
1,192,620	*	Mustang Bio, Inc	1,407,292
306,290	*	Myriad Genetics, Inc	8,052,364
225,740	*	NeoGenomics, Inc	5,088,180
10,850	*,e	Novavax, Inc	1,016,645
133,720	*	Olema Pharmaceuticals, Inc	859,820
890,670	*	Oncocyte Corp	1,514,139
529,570	*	Organogenesis Holdings Inc	4,072,393
282,380	*	Pacific Biosciences of California, Inc	3,157,008
102,404		Phibro Animal Health Corp	1,976,397
303,700	*	Precision BioSciences Inc	1,448,649
87,950	*	Protagonist Therapeutics, Inc	2,576,055
77,698	*	Quanterix Corp	2,365,127
96,990	*	RAPT Therapeutics, Inc	2,096,924
641,176	*	Sangamo Therapeutics Inc	3,866,291
1,326,030	*	Selecta Biosciences, Inc	3,315,075
256,053	*	Supernus Pharmaceuticals, Inc	7,899,235
167,336	*	Travere Therapeutics, Inc	4,601,740
103,295	*	Turning Point Therapeutics Inc	3,845,673
297,480	*	Vanda Pharmaceuticals, Inc	4,509,797
321,354	*	Viking Therapeutics, Inc	1,192,223
176,160	*	Vir Biotechnology, Inc	6,047,573
332,630	*	Zogenix, Inc	8,651,706
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	257,466,186
REAL ESTATE - 7.8%
252,080		Armada Hoffler Properties, Inc	3,536,682
509,000	*	Cushman & Wakefield plc	10,683,910
345,800	*	DigitalBridge Group, Inc	2,524,340
87,520		EastGroup Properties, Inc	17,496,123
375,950		Essential Properties Realty Trust, Inc	9,981,473
453,029		Global Net Lease, Inc	6,496,436
387,640		Healthcare Realty Trust, Inc	12,024,593
280,780		Independence Realty Trust, Inc	6,455,132
396,905		Kennedy-Wilson Holdings, Inc	8,914,486
348,992		Kite Realty Group Trust	7,286,953
626,420		Macerich Co	10,360,987
133,380	*	Marcus & Millichap, Inc	6,243,518

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
342,350		National Storage Affiliates Trust	$21,075,066
602,408		Newmark Group, Inc	9,222,867
87,560		Office Properties Income Trust	2,231,029
76,563		Plymouth Industrial REIT, Inc	2,201,186
197,270		PotlatchDeltic Corp	10,611,153
314,830		Preferred Apartment Communities, Inc	5,251,364
114,558		PS Business Parks, Inc	19,126,604
499,280	*	Realogy Holdings Corp	8,238,120
53,130		RMR Group, Inc	1,700,691
556,970		Service Properties Trust	4,762,094
403,500		STAG Industrial, Inc	17,241,555
491,210		Tanger Factory Outlet Centers, Inc	8,355,482
401,120		Whitestone REIT	4,095,435
		TOTAL REAL ESTATE	216,117,279
RETAILING - 2.4%
149,500	*	1-800-FLOWERS.COM, Inc (Class A)	2,545,985
125,480		Aaron's Co, Inc	2,656,412
105,000	*	Abercrombie & Fitch Co (Class A)	4,095,000
235,430	*	Academy Sports & Outdoors, Inc	9,158,227
126,780	e	Big 5 Sporting Goods Corp	2,496,298
366,900	*	Designer Brands, Inc	4,832,073
18,340	e	Dillard's, Inc (Class A)	4,653,225
73,171	*,e	Groupon, Inc	2,234,642
239,470	*,e	GrowGeneration Corp	2,021,127
149,360		Guess?, Inc	3,438,267
630,830		Macy's, Inc	16,149,248
84,940		Monro Muffler, Inc	4,224,066
101,020		Rent-A-Center, Inc	4,257,993
24,760		Signet Jewelers Ltd	2,132,579
119,380	*	Sportsman's Warehouse Holdings, Inc	1,308,405
		TOTAL RETAILING	66,203,547
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
76,160	*	Diodes, Inc	7,066,886
162,180	*	Ichor Holdings Ltd	6,879,676
294,667	*	Lattice Semiconductor Corp	16,271,512
47,220	*	MACOM Technology Solutions Holdings, Inc	2,890,336
213,050	*	MaxLinear, Inc	12,787,261
75,285	*	Rambus, Inc	1,900,946
134,830	*	Semtech Corp	9,586,413
27,610	*	Silicon Laboratories, Inc	4,560,896
203,170	*	Ultra Clean Holdings	10,243,831
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	72,187,757
SOFTWARE & SERVICES - 6.7%
181,010	*	ACI Worldwide, Inc	6,221,314
154,820	*	Asana, Inc	8,124,954
458,530	*	Box, Inc	11,981,389
204,040	*	Brightcove, Inc	1,924,097
75,380	*	ChannelAdvisor Corp	1,593,533
1,077,980	*	Conduent, Inc	5,098,845
252,020	*	Digital Turbine, Inc	11,126,683
28,200	*	DigitalOcean Holdings, Inc	1,616,988
92,160	*	ExlService Holdings, Inc	11,107,123
84,200	*,e	Flywire Corp	2,373,598
168,009	*	LiveRamp Holdings, Inc	7,501,602
175,700	*	Mimecast Ltd	14,005,047
173,290	*	Mitek Systems, Inc	2,836,757
141,140	*	Pagerduty, Inc	4,660,443
342,886	*	Paya Holdings, Inc	2,245,903
291,840	*	Ping Identity Holding Corp	5,775,514
196,435		Progress Software Corp	8,939,757
73,044	*	Rapid7, Inc	7,036,328
57,040	*,e	Riot Blockchain, Inc	909,218

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
123,070		Sapiens International Corp NV	$3,918,549
117,910	*	Sprout Social, Inc	8,118,103
87,550	*	SPS Commerce, Inc	10,843,067
256,479	*	Tenable Holdings, Inc	13,183,021
724,046	*	Vonage Holdings Corp	15,089,119
80,200	*	Workiva, Inc	9,486,056
604,430	*	Zuora Inc	10,051,671
		TOTAL SOFTWARE & SERVICES	185,768,679
TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
168,240		Belden CDT, Inc	9,413,028
28,710	*	Calix, Inc	1,443,539
345,060	*	Diebold, Inc	3,222,860
87,278	*	ePlus, Inc	4,012,170
781,180	*	Extreme Networks, Inc	9,913,174
196,330	*	II-VI, Inc	12,447,322
290,250	*	Knowles Corp	6,156,203
101,140	*	Netgear, Inc	2,798,544
98,663	*	OSI Systems, Inc	8,183,109
232,676	*	Ribbon Communications, Inc	1,047,042
379,301	*	Sanmina Corp	14,345,164
167,191	*	TTM Technologies, Inc	2,250,391
225,610	*	Turtle Beach Corp	4,584,395
485,030		Vishay Intertechnology, Inc	10,044,971
55,199	*	Vishay Precision Group, Inc	1,768,024
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	91,629,936
TELECOMMUNICATION SERVICES - 0.6%
263,490	*	EchoStar Corp (Class A)	6,242,078
2,508,260	*,e	Globalstar, Inc	2,683,838
248,616	*	Liberty Latin America Ltd (Class A)	2,719,859
425,045	*	Liberty Latin America Ltd (Class C)	4,594,737
		TOTAL TELECOMMUNICATION SERVICES	16,240,512
TRANSPORTATION - 2.4%
130,572		ArcBest Corp	11,547,788
60,090	*	Avis Budget Group, Inc	10,586,656
103,756		Forward Air Corp	11,029,263
157,659	*	Hub Group, Inc (Class A)	11,937,939
47,950	*	Saia, Inc	13,631,226
365,390	*	Spirit Airlines, Inc	7,844,923
		TOTAL TRANSPORTATION	66,577,795
UTILITIES - 3.4%
73,228		Avista Corp	3,255,717
169,158		Black Hills Corp	11,458,763
132,470	e	Brookfield Infrastructure Corp	8,785,410
137,534		Clearway Energy, Inc (Class A)	4,242,924
283,040		Clearway Energy, Inc (Class C)	9,532,787
152,920		Northwest Natural Holding Co	7,239,233
120,836		NorthWestern Corp	7,022,988
117,140		Otter Tail Corp	7,426,676
245,161		Portland General Electric Co	12,880,759
428,527	e	South Jersey Industries, Inc	10,721,746
93,557		Southwest Gas Holdings Inc	6,378,716
23,778		Spire, Inc	1,567,446
121,850	*	Sunnova Energy International, Inc	2,395,571
		TOTAL UTILITIES	92,908,736
		TOTAL COMMON STOCKS	2,730,023,342
		(Cost $2,247,367,729)

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 2.2%
GOVERNMENT AGENCY DEBT - 0.6%
$10,545,000		Federal Home Loan Bank (FHLB)	0.000%	02/02/22	$10,544,994
2,461,000		FHLB	0.000	02/04/22	2,460,996
3,852,000		FHLB	0.000	02/09/22	3,851,983
		TOTAL GOVERNMENT AGENCY DEBT			16,857,973
REPURCHASE AGREEMENT - 0.1%
2,180,000	r	Fixed Income Clearing Corp (FICC)	0.030	02/01/22	2,180,000
		TOTAL REPURCHASE AGREEMENT			2,180,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
42,404,076	c	State Street Navigator Securities Lending Government Money	0.050		42,404,076
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			42,404,076
		TOTAL SHORT-TERM INVESTMENTS			61,442,049
		(Cost $61,442,026)
		TOTAL INVESTMENTS - 101.2%			2,791,465,391
		(Cost $2,308,809,755)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(34,394,032)
		NET ASSETS - 100.0%			$2,757,071,359
	CVR	Contingent Value Right
	REIT	Real Estate Investment Trust

* Non-income producing

† Security is categorized as Level 3 in the fair value hierarchy.

cInvestments made with cash collateral received from securities on loan.

dAll or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $61,494,004.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $2,180,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 5/15/40, valued at $2,223,669.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of January 31, 2022 were as follows:
	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)

Russell 2000 E Mini Index	115	03/18/22	$12,835,006	$11,640,300	$(1,194,706)

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

			TIAA-CREF FUNDS
			QUANT SMALL/MID-CAP EQUITY FUND
			SCHEDULE OF INVESTMENTS (unaudited)
			January 31, 2022
SHARES		COMPANY		VALUE
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 0.6%
99,200	*	Goodyear Tire & Rubber Co		$2,056,416
70,165	*	Stoneridge, Inc		1,324,014
31,850		Thor Industries, Inc		3,012,691
		TOTAL AUTOMOBILES & COMPONENTS		6,393,121
BANKS - 7.5%
30,590	*	Axos Financial, Inc		1,575,385
57,589		Bank of NT Butterfield & Son Ltd		2,110,637
91,045		BankUnited		3,801,129
48,563		Berkshire Hills Bancorp, Inc		1,436,979
15,210		BOK Financial Corp		1,559,785
120,424		Cadence BanCorp		3,753,616
143,160		Capitol Federal Financial		1,593,371
58,501		Cathay General Bancorp		2,641,905
76,685		Central Pacific Financial Corp		2,231,533
43,360		Comerica, Inc		4,022,941
48,230		Community Bank System, Inc		3,444,587
48,483		ConnectOne Bancorp, Inc		1,551,941
8,000		Enterprise Financial Services Corp		396,320
74,088		Essent Group Ltd		3,381,376
244,312		First Bancorp		3,554,740
3,295		First Citizens Bancshares, Inc (Class A)		2,567,069
57,910		First Financial Bancorp		1,459,911
28,200		First Midwest Bancorp, Inc		585,714
19,031		Flagstar Bancorp, Inc		861,153
52,585		Great Western Bancorp, Inc		1,623,825
58,000		Hancock Whitney Corp		3,057,760
36,009		Hilltop Holdings, Inc		1,189,377
65,450		International Bancshares Corp		2,750,864
78,708		National Bank Holdings Corp		3,573,343
37,129	*	NMI Holdings, Inc		918,571
93,180		OFG Bancorp		2,578,291
87,530		Old National Bancorp		1,604,425
22,200		Pacific Premier Bancorp, Inc		849,150
88,359		PacWest Bancorp		4,102,508
33,986		Popular, Inc		3,030,532
49,832		Prosperity Bancshares, Inc		3,650,194
59,424		Washington Federal, Inc		2,081,028
31,580		Westamerica Bancorporation		1,834,166
48,085		WSFS Financial Corp		2,518,692
		TOTAL BANKS		77,892,818
CAPITAL GOODS - 13.5%
7,752		Advanced Drainage Systems, Inc		876,674
67,026		Aecom Technology Corp		4,633,507
42,000		Allegion plc		5,154,660
67,000	*	API Group Corp		1,494,100
18,160		Applied Industrial Technologies, Inc		1,779,317
83,588	*	Atkore International Group, Inc		9,009,115
13,410	*	Axon Enterprise, Inc		1,876,461
23,299		AZZ, Inc		1,108,566
41,050	*	Beacon Roofing Supply, Inc		2,252,413
65,027		Boise Cascade Co		4,566,196
104,766	*	Builders FirstSource, Inc		7,123,040
35,872		Comfort Systems USA, Inc		3,220,588
58,300		Donaldson Co, Inc		3,244,978
34,001		EMCOR Group, Inc		4,053,259
14,260		Encore Wire Corp		1,606,959

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
26,885		EnPro Industries, Inc	$2,823,463
72,316	*	Evoqua Water Technologies Corp	2,928,798
56,105		Federal Signal Corp	2,189,217
49,700		Flowserve Corp	1,621,214
40,900		Fortune Brands Home & Security, Inc	3,851,553
110,670	*	Gates Industrial Corp plc	1,712,065
20,587	*	Gibraltar Industries, Inc	1,128,168
41,667		Graco, Inc	3,023,358
91,330		Howmet Aerospace, Inc	2,839,450
35,365		ITT, Inc	3,250,751
39,400	*	Meritor, Inc	908,170
221,783	*	MRC Global, Inc	1,643,412
22,700		Mueller Industries, Inc	1,172,682
23,750	*	MYR Group, Inc	2,233,213
16,400		Nordson Corp	3,813,656
198,880	*	NOW, Inc	1,768,043
100,100		nVent Electric plc	3,462,459
17,569		Quanta Services, Inc	1,804,688
35,409		Regal-Beloit Corp	5,611,618
7,326		Simpson Manufacturing Co, Inc	826,300
21,130	*	SiteOne Landscape Supply, Inc	3,805,936
44,450	*	SPX Corp	2,319,401
37,500		SPX FLOW, Inc	3,232,500
50,300		Textron, Inc	3,423,418
49,450	*	Titan Machinery, Inc	1,523,060
38,740		Toro Co	3,741,509
85,501		UFP Industries, Inc	6,828,110
128,160	*	Univar Solutions Inc	3,396,240
35,912	*	Vectrus, Inc	1,652,311
118,970		Vertiv Holdings Co	2,481,714
12,390		Watsco, Inc	3,500,918
57,450	*	Welbilt, Inc	1,364,438
35,434		Zurn Water Solutions Corp	1,082,154
		TOTAL CAPITAL GOODS	138,963,820
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
54,509		Booz Allen Hamilton Holding Co	4,182,475
76,260	*	IAA, Inc	3,502,622
68,980		Kforce, Inc	4,736,857
27,540		Manpower, Inc	2,888,120
36,080	*	TriNet Group, Inc	3,074,016
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	18,384,090
CONSUMER DURABLES & APPAREL - 3.7%
25,500		Acushnet Holdings Corp	1,190,850
8,510	*	Cavco Industries, Inc	2,292,934
20,607	*	Crocs, Inc	2,114,690
19,500	*	G-III Apparel Group Ltd	529,815
46,400		Leggett & Platt, Inc	1,849,040
79,940	*,e	Nautilus, Inc	407,694
175,501		Newell Brands Inc	4,073,378
80,775		Pulte Homes, Inc	4,256,035
54,588	*	Skyline Champion Corp	3,675,956
107,160		Smith & Wesson Brands, Inc	1,830,293
77,583		Steven Madden Ltd	3,191,765
70,200		Tapestry, Inc	2,664,090
22,790		Tempur Sealy International, Inc	907,270
129,870	*	Under Armour, Inc (Class A)	2,445,452
161,000	*	Under Armour, Inc (Class C)	2,574,390
25,960	*	Vista Outdoor, Inc	1,001,537
64,100		Wolverine World Wide, Inc	1,698,009
27,630	*	YETI Holdings, Inc	1,811,975
		TOTAL CONSUMER DURABLES & APPAREL	38,515,173

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
CONSUMER SERVICES - 3.1%
68,650	*	Boyd Gaming Corp	$4,081,929
20,800	*	Cheesecake Factory	742,144
33,100	*	Denny's Corp	513,050
66,862	*	frontdoor, Inc	2,427,091
147,650		H&R Block, Inc	3,375,279
205,530	*	Houghton Mifflin Harcourt Co	3,701,595
137,820		International Game Technology plc	3,689,441
26,660	*	Penn National Gaming, Inc	1,215,963
52,145	*	Perdoceo Education Corp	574,638
12,200	*	Planet Fitness, Inc	1,081,408
86,472		Red Rock Resorts, Inc	3,849,733
41,130		Texas Roadhouse, Inc (Class A)	3,512,091
129,130		Wendy's	2,973,864
		TOTAL CONSUMER SERVICES	31,738,226
DIVERSIFIED FINANCIALS - 4.5%
24,900		A-Mark Precious Metals, Inc	1,541,310
34,113		Brightsphere Investment Group, Inc	736,158
66,652	*	Cannae Holdings, Inc	1,990,895
78,920		Carlyle Group, Inc	4,028,866
41,310		CBOE Global Markets, Inc	4,896,474
23,498		Cohen & Steers, Inc	1,962,788
13,240		Factset Research Systems, Inc	5,585,824
64,590		Jefferies Financial Group, Inc	2,366,578
44,980		KKR Real Estate Finance Trust, Inc	959,873
149,380	*	LendingClub Corp	2,802,369
44,013		LPL Financial Holdings, Inc	7,584,320
9,716		Morningstar, Inc	2,792,475
58,233		OneMain Holdings, Inc	3,008,317
42,660	*	PROG Holdings, Inc	1,698,295
51,260		StepStone Group, Inc	1,794,613
13,000		Vanguard Small-Cap ETF	2,706,730
		TOTAL DIVERSIFIED FINANCIALS	46,455,885
ENERGY - 5.4%
189,750		APA Corp	6,301,598
167,788		Cabot Oil & Gas Corp	3,674,557
150,200	*	Centennial Resource Development, Inc	1,173,062
94,690		Devon Energy Corp	4,788,473
37,500		Diamondback Energy, Inc	4,731,000
173,050	*	Golar LNG Ltd	2,483,267
397,040		Marathon Oil Corp	7,730,369
5,400	*	Nabors Industries Ltd	558,954
355,209	*	NexTier Oilfield Solutions, Inc	2,138,358
143,420	*	Oceaneering International, Inc	1,868,763
240,540		Patterson-UTI Energy, Inc	2,395,778
172,300	*	PBF Energy, Inc	2,729,232
117,410		SFL Corp Ltd	962,762
245,970		SM Energy Co	8,070,276
107,470		Targa Resources Investments, Inc	6,349,328
100	*	Tellurian, Inc	251
		TOTAL ENERGY	55,956,028
FOOD & STAPLES RETAILING - 1.4%
45,470	*	BJ's Wholesale Club Holdings, Inc	2,795,041
74,880	*	Performance Food Group Co	3,159,187
101,760	*	Rite Aid Corp	1,079,674
50,170		SpartanNash Co	1,232,677
82,244	*	United Natural Foods, Inc	3,189,422
87,900	*	US Foods Holding Corp	3,099,354
		TOTAL FOOD & STAPLES RETAILING	14,555,355
FOOD, BEVERAGE & TOBACCO - 2.1%
3,500	*	Boston Beer Co, Inc (Class A)	1,472,905

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
58,073		Bunge Ltd	$5,741,097
175,673	*	Hostess Brands, Inc	3,604,810
60,680		Lamb Weston Holdings, Inc	3,896,263
52,230	*	Pilgrim's Pride Corp	1,460,873
16,290		Sanderson Farms, Inc	2,997,360
240,600		Vector Group Ltd	2,673,066
		TOTAL FOOD, BEVERAGE & TOBACCO	21,846,374
HEALTH CARE EQUIPMENT & SERVICES - 5.1%
47,700	*	Allscripts Healthcare Solutions, Inc	964,494
93,540	*	Alphatec Holdings Inc	967,204
24,000	*	Avanos Medical, Inc	726,240
221,860	*	Community Health Systems, Inc	2,815,403
91,930	*	Cross Country Healthcare, Inc	1,977,414
48,100		Encompass Health Corp	2,984,124
94,250	*	Envista Holdings Corp	4,075,370
113,440	*	Evolent Health, Inc	2,689,662
52,320	*	Globus Medical, Inc	3,491,314
18,000	*	Integer Holding Corp	1,411,380
16,200	*	Merit Medical Systems, Inc	898,290
26,350	*	Molina Healthcare, Inc	7,654,148
29,510	*	Natus Medical, Inc	679,910
114,980	*	Option Care Health, Inc	2,687,083
150,730	*	Ortho Clinical Diagnostics Holdings plc	2,616,673
36,798	*	Orthofix Medical Inc	1,118,659
76,130		Owens & Minor, Inc	3,204,312
101,897		Patterson Cos, Inc	2,923,425
15,300	*	Penumbra, Inc	3,457,953
107,480	*	R1 RCM, Inc	2,555,874
3,940	*	Shockwave Medical Inc	571,182
25,870	*	Tenet Healthcare Corp	1,917,484
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	52,387,598
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
80,220	*	BellRing Brands, Inc	1,954,159
98,414	*	elf Beauty, Inc	2,909,118
18,734		Medifast, Inc	3,722,633
6,290		Spectrum Brands Holdings, Inc	562,200
92,170	*	Veru, Inc	479,284
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,627,394
INSURANCE - 2.4%
27,281		American Financial Group, Inc	3,554,169
64,440		Axis Capital Holdings Ltd	3,671,791
67,230		Brown & Brown, Inc	4,456,004
62,400		Conseco, Inc	1,556,256
32,420		First American Financial Corp	2,415,614
19,807		Selective Insurance Group, Inc	1,562,772
62,220		W.R. Berkley Corp	5,257,590
2,539		White Mountains Insurance Group Ltd	2,642,998
		TOTAL INSURANCE	25,117,194
MATERIALS - 6.0%
78,000	*	Allegheny Technologies, Inc	1,426,620
26,692		Avery Dennison Corp	5,483,071
62,420	*	Axalta Coating Systems Ltd	1,848,256
50,926		CF Industries Holdings, Inc	3,507,274
112,600		Chemours Co	3,683,146
93,900		Commercial Metals Co	3,140,016
80,000	*	Constellium SE	1,399,200
82,695		Element Solutions, Inc	1,855,676
352,400		Hecla Mining Co	1,747,904
69,740		Huntsman Corp	2,498,784
13,689		Innospec, Inc	1,272,529
43,480		Louisiana-Pacific Corp	2,888,811

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
27,947		Materion Corp	$2,315,409
21,440		Packaging Corp of America	3,229,507
31,334		Reliance Steel & Aluminum Co	4,790,342
8,703		Scotts Miracle-Gro Co (Class A)	1,315,894
75,500		Sealed Air Corp	5,127,960
59,457		Silgan Holdings, Inc	2,662,484
108,884	*	Summit Materials, Inc	3,871,915
87,900		Tronox Holdings plc	1,995,330
113,510		Valvoline, Inc	3,739,019
16,450		Westlake Chemical Corp	1,622,793
		TOTAL MATERIALS	61,421,940
MEDIA & ENTERTAINMENT - 1.6%
84,464	*	EverQuote Inc	1,390,277
90,370	*,e	fuboTV, Inc	970,574
127,290	*	iHeartMedia, Inc	2,564,893
42,464	*	Liberty Media Group (Class C)	2,557,607
228,100	*	Lions Gate Entertainment Corp (Class A)	3,576,608
57,965	*	Magnite, Inc	786,585
111,090		News Corp (Class A)	2,470,642
65,290	*	Yelp, Inc	2,255,117
		TOTAL MEDIA & ENTERTAINMENT	16,572,303
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
17,878	*	Agios Pharmaceuticals, Inc	552,251
69,562	*	Alkermes plc	1,773,831
45,877	*	Amicus Therapeutics, Inc	431,703
69,740	*	AnaptysBio, Inc	2,229,588
36,570	*	Arcutis Biotherapeutics, Inc	552,573
47,210	*	Arena Pharmaceuticals, Inc	4,342,376
17,100	*	Arvinas, Inc	1,222,479
170,100	*	Avantor, Inc	6,349,833
28,720	*	Berkeley Lights, Inc	278,871
3,900		Bio-Techne Corp	1,467,999
19,400	*	Blueprint Medicines Corp	1,495,740
43,600		Bruker BioSciences Corp	2,903,760
74,660	*	Cara Therapeutics, Inc	864,563
19,602	*	Charles River Laboratories International, Inc	6,463,956
102,440	*,e	Evolus, Inc	760,105
43,640	*	Exelixis, Inc	789,884
43,800	*	Global Blood Therapeutics, Inc	1,263,630
73,130	*	Heron Therapeutics, Inc	636,962
101,740	*	Innoviva, Inc	1,630,892
213,750	*	Ironwood Pharmaceuticals, Inc	2,383,312
7,096	*	Natera, Inc	501,332
5,568	*	Novavax, Inc	521,722
28,670		PerkinElmer, Inc	4,936,114
60,300		Perrigo Co plc	2,295,621
37,138		Phibro Animal Health Corp	716,763
17,200	*	Prestige Consumer Healthcare, Inc.	970,940
48,110	*	Prothena Corp plc	1,639,589
75,700	*	QIAGEN NV	3,746,393
107,169	*	Radius Health, Inc	812,341
42,350	*	Sage Therapeutics, Inc	1,669,437
38,456	*	Sarepta Therapeutics, Inc	2,752,296
79,720	*	Supernus Pharmaceuticals, Inc	2,459,362
48,090	*	Syneos Health, Inc	4,355,030
20,965	*	United Therapeutics Corp	4,232,205
45,900	*	Vir Biotechnology, Inc	1,575,747
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	71,579,200
REAL ESTATE - 9.2%
131,360		Acadia Realty Trust	2,599,614
87,061		Alexander & Baldwin, Inc	1,998,050
51,970		American Campus Communities, Inc	2,715,952

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
120,650		American Homes 4 Rent	$4,721,034
89,010		Apartment Income REIT Corp	4,701,508
89,340		CubeSmart	4,533,112
389,930		Diversified Healthcare Trust	1,189,287
107,300	*	Douglas Elliman, Inc	832,648
4,800		EastGroup Properties, Inc	959,568
61,370		EPR Properties	2,698,439
60,006		Equity Lifestyle Properties, Inc	4,697,870
66,679		First Industrial Realty Trust, Inc	4,052,750
93,015		Gaming and Leisure Properties, Inc	4,202,418
22,288		Getty Realty Corp	661,285
72,000		Independence Realty Trust, Inc	1,655,280
107,230		JBG SMITH Properties	2,938,102
5,840	*	Jones Lang LaSalle, Inc	1,464,614
93,126		Kennedy-Wilson Holdings, Inc	2,091,610
47,194		Kimco Realty Corp	1,144,926
32,859		Life Storage, Inc	4,434,322
73,960	*	Mack-Cali Realty Corp	1,220,340
37,310	*	Marcus & Millichap, Inc	1,746,481
84,180		National Retail Properties, Inc	3,735,908
45,040		National Storage Affiliates Trust	2,772,662
36,223		NexPoint Residential Trust, Inc	2,872,484
202,030		Paramount Group, Inc	1,755,641
91,970	*	Park Hotels & Resorts, Inc	1,673,854
110,100		Piedmont Office Realty Trust, Inc	1,955,376
47,720		Regency Centers Corp	3,423,910
64,700		Rexford Industrial Realty, Inc	4,734,099
21,588		RMR Group, Inc	691,032
76,900		Spirit Realty Capital, Inc	3,649,674
80,785		STAG Industrial, Inc	3,451,943
65,590		STORE Capital Corp	2,079,859
17,160		Terreno Realty Corp	1,283,053
119,990		VICI Properties, Inc	3,434,114
		TOTAL REAL ESTATE	94,772,819
RETAILING - 4.3%
55,800		Aaron's Co, Inc	1,181,286
71,700	*	Academy Sports & Outdoors, Inc	2,789,130
37,741	*	Autonation, Inc	4,113,769
75,120	e	Camping World Holdings, Inc	2,493,984
132,230	*	CarParts.com, Inc	1,216,516
247,900	*	Chico's FAS, Inc	1,167,609
188,400	*	Designer Brands, Inc	2,481,228
16,070	*	Five Below, Inc	2,635,480
23,790		Foot Locker, Inc	1,062,937
4,300	*,e	GameStop Corp (Class A)	468,399
48,160		Kohl's Corp	2,875,634
67,440	*	ODP Corp	2,982,871
128,200	*	Petco Health & Wellness Co, Inc	2,403,750
12,490		Pool Corp	5,948,363
6,470	*	RH	2,606,246
39,825		Sonic Automotive, Inc (Class A)	2,031,473
27,710		Williams-Sonoma, Inc	4,448,563
42,712	*	Zumiez, Inc	1,919,904
		TOTAL RETAILING	44,827,142
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
45,880	*	Alpha & Omega Semiconductor Ltd	2,065,976
18,420	*	Ambarella, Inc	2,581,563
28,044		Amkor Technology, Inc	617,529
49,763		Brooks Automation, Inc	4,197,012
34,950	*	Cirrus Logic, Inc	3,125,928
7,305	*	Enphase Energy, Inc	1,026,133
51,057	*	Formfactor, Inc	2,182,176
37,570	*	Ichor Holdings Ltd	1,593,720

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
34,185	*	Impinj, Inc	$2,713,947
65,186	*	Lattice Semiconductor Corp	3,599,571
28,800	*	Photronics, Inc	514,944
46,890	*	Semtech Corp	3,333,879
55,290	*	Ultra Clean Holdings	2,787,722
10,226		Universal Display Corp	1,569,793
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	31,909,893
SOFTWARE & SERVICES - 8.9%
74,900	*	ACI Worldwide, Inc	2,574,313
50,473		Amdocs Ltd	3,830,396
70,820	*	Anaplan, Inc	3,419,190
44,670	*	Asana, Inc	2,344,282
6,197	*	Avalara, Inc	679,315
60,308	*	Black Knight, Inc	4,498,977
25,431		Concentrix Corp	5,111,377
61,360	*	Domo, Inc	2,881,466
80,783	*	Dynatrace, Inc	4,431,755
26,085	*	Elastic NV	2,432,426
31,291		EVERTEC, Inc	1,365,539
9,000	*	ExlService Holdings, Inc	1,084,680
21,771	*	Five9, Inc	2,736,615
84,560		Genpact Ltd	4,206,860
9,570	*	Globant S.A.	2,442,073
52,600	*	Grid Dynamics Holdings, Inc	1,401,790
22,800	*	Manhattan Associates, Inc	3,052,236
38,390	*	Mimecast Ltd	3,060,067
40,390		NortonLifelock, Inc	1,050,544
88,130	*	Nuance Communications, Inc	4,869,182
144,015	*	Nutanix, Inc	3,937,370
123,050	*	Paya Holdings, Inc	805,977
18,739	*	Paylocity Holding Corp	3,822,381
19,761		Pegasystems, Inc	1,960,686
39,741		Progress Software Corp	1,808,613
61,410	*	Smartsheet, Inc	3,820,930
45,593	*	SPS Commerce, Inc	5,646,693
39,116	*	SVMK, Inc	670,057
68,180	*	Tenable Holdings, Inc	3,504,452
71,900	*	Vonage Holdings Corp	1,498,396
128,510		Western Union Co	2,430,124
45,072	*	Zendesk, Inc	4,440,043
		TOTAL SOFTWARE & SERVICES	91,818,805
TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
152,350	*	Arlo Technologies, Inc	1,323,921
35,195	*	Arrow Electronics, Inc	4,364,180
94,405		Avnet, Inc	3,810,186
40,300	*	Ciena Corp	2,672,293
52,850		Cognex Corp	3,512,411
73,190	*	Extreme Networks, Inc	928,781
21,330	*	Insight Enterprises, Inc	2,008,219
47,616		Jabil Inc	2,927,908
54,953	*	Knowles Corp	1,165,553
91,771		National Instruments Corp	3,782,801
154,120	*	Pure Storage, Inc	4,082,639
35,732	*	Sanmina Corp	1,351,384
31,531		SYNNEX Corp	3,297,197
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	35,227,473
TELECOMMUNICATION SERVICES - 0.6%
39,670	*	Anterix, Inc	2,033,484
44,390	*	EchoStar Corp (Class A)	1,051,599
887,290	*,e	Globalstar, Inc	949,401
110,113	*	Liberty Latin America Ltd (Class A)	1,204,636

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY			VALUE
37,164	*	Liberty Latin America Ltd (Class C)			$401,743
		TOTAL TELECOMMUNICATION SERVICES			5,640,863
TRANSPORTATION - 2.0%
46,802	*	Alaska Air Group, Inc			2,561,941
94,830		Costamare, Inc			1,246,066
15,626		Forward Air Corp			1,661,044
20,830	*	GXO Logistics, Inc			1,691,604
27,345	*	Hub Group, Inc (Class A)			2,070,563
85,790		Marten Transport Ltd			1,431,835
20,740		Ryder System, Inc			1,517,961
8,500	*	Saia, Inc			2,416,380
102,350		Schneider National, Inc			2,620,160
57,680	*	XPO Logistics, Inc			3,816,686
		TOTAL TRANSPORTATION			21,034,240
UTILITIES - 1.8%
79,904		Clearway Energy, Inc (Class A)			2,465,039
55,930		Essential Utilities Inc			2,726,028
109,376		MDU Resources Group, Inc			3,212,373
29,500		Northwest Natural Holding Co			1,396,530
127,310		OGE Energy Corp			4,827,595
26,250		ONE Gas, Inc			2,044,613
98,977		Vistra Energy Corp			2,158,688
		TOTAL UTILITIES			18,830,866
		TOTAL COMMON STOCKS			1,031,468,620
		(Cost $783,370,340)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.1%
$1,605,000	r	Fixed Income Clearing Corp (FICC)	0.030%	02/01/22	1,605,000
		TOTAL REPURCHASE AGREEMENT			1,605,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
1,711,150	c	State Street Navigator Securities Lending Government Money	0.050		1,711,150
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,711,150
		TOTAL SHORT-TERM INVESTMENTS			3,316,150
		(Cost $3,316,150)
		TOTAL INVESTMENTS - 100.1%			1,034,784,770
		(Cost $786,686,490)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(812,384)
		NET ASSETS - 100.0%			$1,033,972,386
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

* Non-income producing

c Investments made with cash collateral received from securities on loan.

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,847,250.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $1,605,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 2/15/40, valued at $1,637,191.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2022

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2.3%
51,826	*	American Axle & Manufacturing Holdings, Inc	$421,864
110,497	*	Aptiv plc	15,091,680
12,746		BorgWarner, Inc	558,912
169,142	*,e	Lordstown Motors Corp	507,426
161,863	*	Tesla, Inc	151,620,310
212,390	*,e	Workhorse Group, Inc	717,878
		TOTAL AUTOMOBILES & COMPONENTS	168,918,070
BANKS - 3.4%
1,694		Ameris Bancorp	83,531
47,422		Bank OZK	2,221,721
3,518		Banner Corp	218,503
47,884		Berkshire Hills Bancorp, Inc	1,416,888
6,267		Brookline Bancorp, Inc	107,166
1,259		Cadence BanCorp	39,243
3,985		Camden National Corp	197,895
848,739		Citigroup, Inc	55,269,884
471,252		Citizens Financial Group, Inc	24,255,340
440		Columbia Banking System, Inc	15,299
108,335		Comerica, Inc	10,051,321
370		Commerce Bancshares, Inc	25,497
1,572		Community Trust Bancorp, Inc	69,467
3,270		Cullen/Frost Bankers, Inc	461,103
46,110	*	Customers Bancorp, Inc	2,688,213
6,874		Federal Agricultural Mortgage Corp	837,253
10,587		First Busey Corp	295,166
44,108		First Republic Bank	7,656,708
1,130		FNB Corp	14,600
540		Glacier Bancorp, Inc	28,042
52,448		Great Western Bancorp, Inc	1,619,594
1,279		Hancock Whitney Corp	67,429
3,902		Heritage Financial Corp	94,662
19,184		HomeStreet, Inc	935,220
285,811		Huntington Bancshares, Inc	4,304,314
218,676		Keycorp	5,480,021
24,031		Live Oak Bancshares, Inc	1,414,465
15,374	*	Mr Cooper Group, Inc	617,266
26,162		National Bank Holdings Corp	1,187,755
310		NBT Bancorp, Inc	11,991
7,838		Old National Bancorp	143,670
53,702		Pinnacle Financial Partners, Inc	5,193,520
232,447		PNC Financial Services Group, Inc	47,881,757
682,855		Regions Financial Corp	15,664,694
19,485	*	SVB Financial Group	11,377,291
1,879	*	Texas Capital Bancshares, Inc	117,813
10,055		TFS Financial Corp	174,756
17,614	*	The Bancorp, Inc	525,249
3,796		Trico Bancshares	165,012
31,975	*	Tristate Capital Holdings, Inc	1,010,090
513,618		Truist Financial Corp	32,265,483
350		Trustmark Corp	11,403
2,167		UMB Financial Corp	213,341
650		Umpqua Holdings Corp	13,182
17,523		Univest Financial Corp	527,968
3,230		Webster Financial Corp	183,496
1,553		Westamerica Bancorporation	90,198
230		Wintrust Financial Corp	22,556
8,082		WSFS Financial Corp	423,335

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
55,123		Zions Bancorporation	$3,738,442
		TOTAL BANKS	241,428,813
CAPITAL GOODS - 5.7%
213,347		3M Co	35,419,869
954		Acuity Brands, Inc	182,720
85,519	*	Axon Enterprise, Inc	11,966,674
419	*	Beacon Roofing Supply, Inc	22,990
5,486	*	Bloom Energy Corp	82,729
17,565		Carlisle Cos, Inc	3,924,723
244,666		Carrier Global Corp	11,665,675
243,546		Caterpillar, Inc	49,089,132
35,835		Cummins, Inc	7,915,235
69,250		Curtiss-Wright Corp	9,195,707
138,023		Deere & Co	51,951,857
180,177		Eaton Corp	28,545,442
1,365		EMCOR Group, Inc	162,722
48,540		Emerson Electric Co	4,463,253
119,034		Fastenal Co	6,746,847
99,730		Fortive Corp	7,034,954
300		GATX Corp	31,335
245		Granite Construction, Inc	8,815
11,668		Herc Holdings, Inc	1,872,131
143,741	*	Hexcel Corp	7,498,968
1,801		IDEX Corp	388,007
191,795		Illinois Tool Works, Inc	44,864,686
317,614		Johnson Controls International plc	23,081,009
171,085		Masco Corp	10,834,813
98,990	*	Mercury Systems, Inc	5,634,511
7,159		Moog, Inc (Class A)	545,802
3,829	*	MYR Group, Inc	360,041
6,412		Owens Corning, Inc	568,744
59,731		PACCAR, Inc	5,554,386
45,133	*	PAE, Inc	451,781
47,521		Parker-Hannifin Corp	14,731,985
37,955		Rockwell Automation, Inc	10,977,345
36,980		Roper Technologies Inc	16,166,177
3,916		Rush Enterprises, Inc (Class A)	206,843
9,292		Snap-On, Inc	1,935,059
69,059		Trane Technologies plc	11,954,113
30,230	*	United Rentals, Inc	9,677,228
20,461	*	Vectrus, Inc	941,411
13,236		W.W. Grainger, Inc	6,553,276
1,174		Wabash National Corp	23,034
4,192	*	WESCO International, Inc	510,963
36,655		Woodward Inc	4,041,947
36,530		Xylem, Inc	3,836,381
		TOTAL CAPITAL GOODS	411,621,320
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
540		ABM Industries, Inc	22,513
9,872		ACCO Brands Corp	80,358
19,997		ADT, Inc	151,777
970	*	ASGN Inc	111,424
15,838		Cintas Corp	6,201,052
288,631	*	Copart, Inc	37,305,557
11,966	*	FTI Consulting, Inc	1,744,763
4,282		Heidrick & Struggles International, Inc	187,423
188		Herman Miller, Inc	7,261
291,584		IHS Markit Ltd	34,054,095
210,854	*	KAR Auction Services, Inc	2,998,344
39,570		Kelly Services, Inc (Class A)	675,856
5,758		Kimball International, Inc (Class B)	56,544
52,605		Robert Half International, Inc	5,958,042
1,210		Steelcase, Inc (Class A)	14,931

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
120,100		TransUnion	$12,384,712
2,825	*	TriNet Group, Inc	240,690
14,026		Verisk Analytics, Inc	2,750,919
145,676		Waste Management, Inc	21,915,497
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	126,861,758
CONSUMER DURABLES & APPAREL - 1.4%
396		Columbia Sportswear Co	36,777
48,547		DR Horton, Inc	4,331,363
41,286		Ethan Allen Interiors, Inc	1,040,820
56,305	*	GoPro, Inc	498,862
9,306	*	Green Brick Partners, Inc	220,366
258		Hasbro, Inc	23,860
23,776	*	iRobot Corp	1,557,804
20,310	*	Lovesac Co	1,093,694
27,336	*	Lululemon Athletica, Inc	9,123,663
5,483		Newell Brands Inc	127,260
419,574		Nike, Inc (Class B)	62,126,322
1,897	*	NVR, Inc	10,105,736
1,614		PVH Corp	153,346
136,133	*	Sonos, Inc	3,433,274
87,275	*	Tupperware Brands Corp	1,345,781
57,495		VF Corp	3,749,249
		TOTAL CONSUMER DURABLES & APPAREL	98,968,177
CONSUMER SERVICES - 2.5%
26,652	*	American Public Education, Inc	570,086
20,785	*	Booking Holdings, Inc	51,050,662
33,683	*	Bright Horizons Family Solutions	4,325,234
27,978		Carriage Services, Inc	1,407,853
42,424		Darden Restaurants, Inc	5,933,845
79,641	*	Dave & Buster's Entertainment, Inc	2,850,351
24,042		Domino's Pizza, Inc	10,930,695
36,071	*	El Pollo Loco Holdings, Inc	481,187
1,303		Graham Holdings Co	775,441
237,102	*	Hilton Worldwide Holdings, Inc	34,405,871
28,107	*	Planet Fitness, Inc	2,491,405
3,259	*	Shake Shack, Inc	215,322
73,527	*	Six Flags Entertainment Corp	2,903,581
511,018		Starbucks Corp	50,243,290
87,949	*	Terminix Global Holdings, Inc	3,794,120
19,207		Vail Resorts, Inc	5,322,260
74,915		Wendy's	1,725,293
23,431	*	WW International Inc	295,231
		TOTAL CONSUMER SERVICES	179,721,727
DIVERSIFIED FINANCIALS - 7.5%
178,603		Ally Financial, Inc	8,522,935
295,939		American Express Co	53,215,751
60,154		Ameriprise Financial, Inc	18,305,464
502,214		Bank of New York Mellon Corp	29,761,202
65,633		BlackRock, Inc	54,012,021
618,596		Charles Schwab Corp	54,250,869
127,359		CME Group, Inc	29,228,891
280		Cohen & Steers, Inc	23,388
318,912		Discover Financial Services	36,914,064
8,872		Factset Research Systems, Inc	3,743,008
93,919		Franklin Resources, Inc	3,002,591
56,534		Goldman Sachs Group, Inc	20,051,479
9,333	*	Green Dot Corp	295,949
366,102		Intercontinental Exchange Group, Inc	46,370,479
36,329		Invesco Ltd	823,215
18,792		MarketAxess Holdings, Inc	6,473,468
78,034		Moody's Corp	26,765,662
555,511		Morgan Stanley	56,962,098

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
22,879		Nasdaq Inc	$4,100,146
119,931		Northern Trust Corp	13,988,752
5,668	*	PRA Group, Inc	263,562
2,432	*	PROG Holdings, Inc	96,818
115,505		S&P Global, Inc	47,959,986
123,600		State Street Corp	11,680,200
65,344		T Rowe Price Group, Inc	10,091,074
25,591		Voya Financial, Inc	1,739,164
		TOTAL DIVERSIFIED FINANCIALS	538,642,236
ENERGY - 3.1%
365,578		Antero Midstream Corp	3,637,501
168,015		APA Corp	5,579,778
255,419		Baker Hughes Co	7,008,697
2,812	*	ChampionX Corp	62,989
131,742		Cheniere Energy, Inc	14,741,930
604,525		ConocoPhillips	53,573,006
2,207	*	Delek US Holdings, Inc	34,253
129,020		EOG Resources, Inc	14,383,150
211,025	*	EQT Corp	4,484,281
96,629		Hess Corp	8,917,890
950,369		Kinder Morgan, Inc	16,498,406
681,982	*	Kosmos Energy Ltd	2,952,982
1,373,767		Marathon Oil Corp	26,747,244
322,948		NOV, Inc	5,302,806
12,097	*	Oceaneering International, Inc	157,624
19,522		ONEOK, Inc	1,184,595
3,598		Pioneer Natural Resources Co	787,566
1,034,163		Schlumberger Ltd	40,404,748
744,346	*	Southwestern Energy Co	3,275,122
201,345		Valero Energy Corp	16,705,595
		TOTAL ENERGY	226,440,163
FOOD & STAPLES RETAILING - 0.5%
191,931	*	BJ's Wholesale Club Holdings, Inc	11,797,998
47,513	*	Performance Food Group Co	2,004,573
37,095		Pricesmart, Inc	2,648,954
59,184		SpartanNash Co	1,454,151
201,369	*	Sprouts Farmers Market, Inc	5,465,155
92,192	*	United Natural Foods, Inc	3,575,206
249,841	*	US Foods Holding Corp	8,809,394
		TOTAL FOOD & STAPLES RETAILING	35,755,431
FOOD, BEVERAGE & TOBACCO - 2.9%
70,442		Archer-Daniels-Midland Co	5,283,150
48,741	*,e	Beyond Meat, Inc	3,174,501
48,343		Campbell Soup Co	2,132,893
1,194,340		Coca-Cola Co	72,866,684
13,309	*	Darling International, Inc	848,715
35,374		Fresh Del Monte Produce, Inc	984,459
366,471		General Mills, Inc	25,169,228
3,800	*	Hain Celestial Group, Inc	138,814
206,505		Hormel Foods Corp	9,802,792
130,364		Kellogg Co	8,212,932
70,056		McCormick & Co, Inc	7,027,317
422,558		PepsiCo, Inc	73,322,264
6,553	*	TreeHouse Foods, Inc	253,798
		TOTAL FOOD, BEVERAGE & TOBACCO	209,217,547
HEALTH CARE EQUIPMENT & SERVICES - 5.9%
36,512	*	Abiomed, Inc	10,802,805
40,357	*,e	Accelerate Diagnostics, Inc	134,389
42,465	*	Align Technology, Inc	21,018,476
167,819	*	Allscripts Healthcare Solutions, Inc	3,393,300
59,123	*	Angiodynamics, Inc	1,278,830

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
57,431		Anthem, Inc	$25,326,497
7,715	*	AtriCure, Inc	506,413
983	*	Axonics Modulation Technologies, Inc	46,624
288,028		Cerner Corp	26,268,154
238,681	*	Cerus Corp	1,279,330
185,551		Cigna Corp	42,762,083
19,097	*	Computer Programs & Systems, Inc	540,827
34,556		Cooper Cos, Inc	13,763,655
8,313	*	Covetrus, Inc	150,216
174,825		Dentsply Sirona, Inc	9,339,151
47,832	*	Dexcom, Inc	20,590,719
356,778	*	Edwards Lifesciences Corp	38,960,158
141,106	*	Envista Holdings Corp	6,101,423
11,862	*	Globus Medical, Inc	791,551
10,134	*	Guardant Health, Inc	704,820
105,672		HCA Healthcare, Inc	25,366,564
55,315	*	Health Catalyst, Inc	1,651,153
22,037	*	Henry Schein, Inc	1,659,386
5,398	*	Heska Corp	742,657
92,217	*	Hologic, Inc	6,477,322
88,343		Humana, Inc	34,674,627
49,662	*	IDEXX Laboratories, Inc	25,193,533
7,998	*	Inogen, Inc	237,781
18,561	*	Intersect ENT, Inc	508,571
148,542	*	Intuitive Surgical, Inc	42,212,666
37,957	*	Laboratory Corp of America Holdings	10,300,012
25,670		LeMaitre Vascular, Inc	1,086,098
7,921	*	LivaNova plc	594,946
12,655	*	Meridian Bioscience, Inc	263,857
36,789	*	Merit Medical Systems, Inc	2,039,950
94,024	*	NextGen Healthcare, Inc	1,815,603
36,544	*	Omnicell, Inc	5,486,716
51,150	*	OraSure Technologies, Inc	452,677
30,909	*	Orthofix Medical Inc	939,634
13,076	*	Penumbra, Inc	2,955,307
1,887		Premier, Inc	72,121
22,904		Quest Diagnostics, Inc	3,092,498
45,502	*	Quidel Corp	4,703,087
68,280		Resmed, Inc	15,608,808
41,276	*	Staar Surgical Co	3,001,591
27,192		STERIS plc	6,101,885
4,512	*	Tactile Systems Technology, Inc	71,154
14,310	*	Tandem Diabetes Care, Inc	1,690,154
3,221	*	Teladoc, Inc	247,083
14,585	*	Triple-S Management Corp (Class B)	524,914
44,442	*	Vocera Communications, Inc	3,511,362
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	427,043,138
HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
32,542		Clorox Co	5,462,500
260,833		Colgate-Palmolive Co	21,505,681
139,019		Estee Lauder Cos (Class A)	43,344,734
54,856		Kimberly-Clark Corp	7,550,928
601,178		Procter & Gamble Co	96,459,010
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	174,322,853
INSURANCE - 2.9%
275,241		Aflac, Inc	17,290,640
96,775		Allstate Corp	11,677,839
10,501		Arthur J. Gallagher & Co	1,658,528
198,853		Chubb Ltd	39,229,720
36,050	*	eHealth, Inc	787,693
909,210	*	Genworth Financial, Inc (Class A)	3,545,919
73,799		Lincoln National Corp	5,164,454
178,033		Loews Corp	10,621,449

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
237,157		Marsh & McLennan Cos, Inc	$36,436,801
36,503		Metlife, Inc	2,447,891
245,742		Progressive Corp	26,702,326
268,139		Prudential Financial, Inc	29,916,268
128,444		Travelers Cos, Inc	21,344,824
12,115		Willis Towers Watson plc	2,834,425
		TOTAL INSURANCE	209,658,777
MATERIALS - 2.3%
15,724		Amcor plc	188,845
10,332		Aptargroup, Inc	1,211,944
242,787		Ball Corp	23,574,618
78,491	*	Century Aluminum Co	1,204,052
87,047	*	Cleveland-Cliffs, Inc	1,491,986
41,035	*	Coeur Mining, Inc	192,454
1,709		Compass Minerals International, Inc	91,261
378,897		DuPont de Nemours, Inc	29,023,510
194,299		Ecolab, Inc	36,809,945
945		H.B. Fuller Co	67,823
58,009		International Flavors & Fragrances, Inc	7,652,547
36,220	*	Koppers Holdings, Inc	1,082,254
15,280		Martin Marietta Materials, Inc	5,945,754
121,472		Mosaic Co	4,852,806
417,007		Newmont Goldcorp Corp	25,508,318
127,761		Nucor Corp	12,954,965
19,087		PPG Industries, Inc	2,981,389
2,337		Reliance Steel & Aluminum Co	357,280
4,126		Schnitzer Steel Industries, Inc (Class A)	161,492
145,000	*	Summit Materials, Inc	5,156,200
19,636		Trimas Corp	682,547
21,681		Trinseo plc	1,160,801
		TOTAL MATERIALS	162,352,791
MEDIA & ENTERTAINMENT - 5.4%
183,270	*	Cinemark Holdings, Inc	2,767,377
1,066,497		Comcast Corp (Class A)	53,314,185
284,699	*,e	Discovery, Inc (Class C)	7,786,518
155,882		Electronic Arts, Inc	20,679,306
155,166		Gray Television, Inc	3,235,211
103,389	*	iHeartMedia, Inc	2,083,288
9,044	*	Imax Corp	156,009
104,365		Interpublic Group of Cos, Inc	3,709,132
13,563		John Wiley & Sons, Inc (Class A)	688,322
19,147	*	Liberty Broadband Corp (Class A)	2,802,164
170,308	*	Liberty Broadband Corp (Class C)	25,275,410
223,677	*	Live Nation, Inc	24,494,868
127,851	*	Netflix, Inc	54,610,276
58,591		New York Times Co (Class A)	2,345,398
200,000		Nuveen ESG Large-Cap ETF	7,657,080
294,588		Omnicom Group, Inc	22,200,152
4,632	*	Roku, Inc	759,880
27,872		Scholastic Corp	1,143,310
79,157		Sinclair Broadcast Group, Inc (Class A)	2,175,234
1,551,879	e	Sirius XM Holdings, Inc	9,869,950
77,379	*	Take-Two Interactive Software, Inc	12,639,086
8,077		TEGNA, Inc	156,371
179,898	*	TripAdvisor, Inc	4,884,231
964,496	*	Twitter, Inc	36,178,245
121,662	*	Vimeo, Inc	1,782,348
524,546	*	Walt Disney Co	74,994,342
6,561		World Wrestling Entertainment, Inc (Class A)	327,656
1,539,472	*	Zynga, Inc	13,963,011
		TOTAL MEDIA & ENTERTAINMENT	392,678,360

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
54,132	*	Acadia Pharmaceuticals, Inc	$1,217,429
72,985	*	Aerie Pharmaceuticals, Inc	537,170
225,045		Agilent Technologies, Inc	31,353,269
46,854	*	Agios Pharmaceuticals, Inc	1,447,320
180,747		Amgen, Inc	41,054,874
19,093	*	AnaptysBio, Inc	610,403
198,633	*	Antares Pharma, Inc	669,393
68,699	*	Atara Biotherapeutics, Inc	1,055,217
2,503	*,e	Axsome Therapeutics, Inc	68,682
253,324	*	BioCryst Pharmaceuticals, Inc	3,913,856
59,313	*	Biogen, Inc	13,404,738
47,040	*	BioMarin Pharmaceutical, Inc	4,169,155
53,151	*	Bluebird Bio, Inc	419,361
724,679		Bristol-Myers Squibb Co	47,024,420
67,570	*	Chimerix, Inc	385,825
54,314	*	Collegium Pharmaceutical, Inc	969,505
114,594	*	Curis, Inc	365,555
218,680		Danaher Corp	62,496,557
273,285		Eli Lilly & Co	67,061,406
369,794		Gilead Sciences, Inc	25,397,452
32,627	*	Halozyme Therapeutics, Inc	1,129,220
79,913	*,e	Humanigen, Inc	206,176
16,303	*	Illumina, Inc	5,686,812
32,728	*	Insmed, Inc	742,271
91,116	*	Intra-Cellular Therapies, Inc	4,327,099
64,325	*	IQVIA Holdings, Inc	15,753,192
27,862	*	Jazz Pharmaceuticals plc	3,870,310
28,395	*	Karyopharm Therapeutics, Inc	252,715
32,897	*	MacroGenics, Inc	406,278
296,339		Merck & Co, Inc	24,145,702
5,838	*	Mettler-Toledo International, Inc	8,597,506
2,895	*	Mirati Therapeutics, Inc	345,373
365,030	*,e	Opko Health, Inc	1,142,544
42,303		Perrigo Co plc	1,610,475
66,120	*	Prothena Corp plc	2,253,370
98,240	*,e	Provention Bio, Inc	526,566
9,835	*	Regeneron Pharmaceuticals, Inc	5,985,483
14,849	*	Repligen Corp	2,945,151
74,418	*	Revance Therapeutics, Inc	991,992
5,837	*	Sage Therapeutics, Inc	230,095
120,749		Thermo Fisher Scientific, Inc	70,191,394
28,275	*	Ultragenyx Pharmaceutical, Inc	1,977,271
138,897	*	Vertex Pharmaceuticals, Inc	33,758,916
18,425	*	Waters Corp	5,898,211
37,317		West Pharmaceutical Services, Inc	14,673,791
238,042	*,e	ZIOPHARM Oncology, Inc	257,085
229,553		Zoetis, Inc	45,862,394
14,602	*	Zogenix, Inc	379,798
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	557,768,777
REAL ESTATE - 3.2%
48,860		Alexandria Real Estate Equities, Inc	9,519,882
200,105		American Tower Corp	50,326,407
72,632		Boston Properties, Inc	8,140,595
54,010		Brixmor Property Group, Inc	1,369,694
27,618		CatchMark Timber Trust, Inc	226,468
84,154		CBRE Group, Inc	8,528,166
46,458		Crown Castle International Corp	8,479,050
31,197		CyrusOne, Inc	2,803,050
309,873	*	DiamondRock Hospitality Co	2,897,313
8,358		Douglas Emmett, Inc	260,937
36,148		Equinix, Inc	26,203,685
33,420		First Industrial Realty Trust, Inc	2,031,268
52,368		Franklin Street Properties Corp	290,642

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
204,267		Healthpeak Properties Inc	$7,224,924
1,487	*	Howard Hughes Corp	143,213
27,253		iStar Inc	585,122
5,945	*	Jones Lang LaSalle, Inc	1,490,947
4,739		Kilroy Realty Corp	303,296
88,542		Kimco Realty Corp	2,148,029
243,312		Macerich Co	4,024,380
4,166		Paramount Group, Inc	36,203
412,858	*	Park Hotels & Resorts, Inc	7,514,016
540		Piedmont Office Realty Trust, Inc	9,590
340,511		Prologis, Inc	53,398,935
59,974	*	Realogy Holdings Corp	989,571
2,009		RMR Group, Inc	64,308
11,019	*	Tejon Ranch Co	191,841
63,246		Ventas, Inc	3,353,303
297		Washington REIT	7,312
177,561		Welltower, Inc	15,382,109
238,457		Weyerhaeuser Co	9,640,816
58,638	*	Xenia Hotels & Resorts, Inc	1,016,783
		TOTAL REAL ESTATE	228,601,855
RETAILING - 4.4%
42,656	*	1-800-FLOWERS.COM, Inc (Class A)	726,432
1,216		Aaron's Co, Inc	25,743
15,656		Advance Auto Parts, Inc	3,624,521
250		Buckle, Inc	9,410
1,601	*	CarMax, Inc	177,983
680,137		eBay, Inc	40,855,830
6,360	*	Five Below, Inc	1,043,040
24,775	*	Genesco, Inc	1,593,776
29,239		Hibbett Sports, Inc	1,802,584
265,726		Home Depot, Inc	97,516,127
25,413	*	Lands' End, Inc	465,820
77,025		LKQ Corp	4,227,902
241,920		Lowe's Companies, Inc	57,419,712
424,516		Macy's, Inc	10,867,610
35,671	*	MarineMax, Inc	1,678,677
397		Pool Corp	189,071
147,288	*	Quotient Technology, Inc	1,047,218
139,297	*	RealReal, Inc	1,316,357
44,159		Ross Stores, Inc	4,316,542
5,448	*	Sally Beauty Holdings, Inc	93,542
32,132		Shoe Carnival, Inc	1,097,629
218,871		Target Corp	48,245,734
467,945		TJX Companies, Inc	33,678,002
15,754		Tractor Supply Co	3,439,256
860		Winmark Corp	185,261
18,394	*	Zumiez, Inc	826,810
		TOTAL RETAILING	316,470,589
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
372,311		Applied Materials, Inc	51,445,934
22,180	*	Cirrus Logic, Inc	1,983,779
75,276	*	First Solar, Inc	5,900,133
1,370,065		Intel Corp	66,886,573
74,040		Lam Research Corp	43,677,677
519,959		NVIDIA Corp	127,317,161
215,049		NXP Semiconductors NV	44,179,667
619,367	*	ON Semiconductor Corp	36,542,653
18,585	*	Silicon Laboratories, Inc	3,070,056
344,460		Texas Instruments, Inc	61,827,125
13,239		Universal Display Corp	2,032,319
27,359	*	Wolfspeed Inc	2,578,312
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	447,441,389

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
SOFTWARE & SERVICES - 17.3%
142,621	*	Adobe, Inc	$76,202,400
8,239	*	Anaplan, Inc	397,779
8,948	*	Ansys, Inc	3,042,410
21,767	*	Aspen Technology, Inc	3,268,533
165,953	*	Autodesk, Inc	41,453,400
228,244		Automatic Data Processing, Inc	47,057,066
147,482	*	Avaya Holdings Corp	2,687,122
50,952	*	Benefitfocus, Inc	567,605
86,552	*	Blackline, Inc	7,951,532
133,543	*	Cadence Design Systems, Inc	20,317,232
51,744	*	ChannelAdvisor Corp	1,093,868
27,122		Concentrix Corp	5,451,251
55,469		CSG Systems International, Inc	3,148,975
113,572		Dolby Laboratories, Inc (Class A)	9,977,300
437,308	*	DXC Technology Co	13,154,225
38,717	*	Elastic NV	3,610,360
57,024	*	ExlService Holdings, Inc	6,872,533
107,101	*	Five9, Inc	13,462,596
31,479	*	HubSpot, Inc	15,386,935
182		InterDigital, Inc	12,563
394,825		International Business Machines Corp	52,736,775
101,475		Intuit, Inc	56,341,964
231,171		Mastercard, Inc (Class A)	89,319,851
1,318,121	d	Microsoft Corp	409,909,269
87,517	*	New Relic, Inc	9,201,537
123,295	*	Nutanix, Inc	3,370,885
184,262	*	Okta, Inc	36,463,607
5,290	*	OneSpan, Inc	84,957
27,817	*	Paylocity Holding Corp	5,674,112
394,264	*	PayPal Holdings, Inc	67,789,752
57,668	*	Perficient, Inc	6,044,760
28,640	*	Rapid7, Inc	2,758,891
300,072	*	salesforce.com, Inc	69,805,749
89,850	*	ServiceNow, Inc	52,632,333
34,748	*	Smartsheet, Inc	2,162,021
61,226	*	SPS Commerce, Inc	7,582,840
110,299	*	SVMK, Inc	1,889,422
58,543	*	Teradata Corp	2,361,625
29,975		TTEC Holdings, Inc	2,400,698
308,632		VMware, Inc (Class A)	39,653,039
79,109	*	WEX, Inc	12,734,967
160,899	*	Workday, Inc	40,709,056
9,332	*	Workiva, Inc	1,103,789
		TOTAL SOFTWARE & SERVICES	1,247,847,584
TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
73,619		Avnet, Inc	2,971,263
62,976		Benchmark Electronics, Inc	1,520,241
131,980	*	Ciena Corp	8,751,594
1,306,214		Cisco Systems, Inc	72,716,933
190,295		Cognex Corp	12,647,006
47,144		CTS Corp	1,581,681
20,950	*	ePlus, Inc	963,071
50,687	*	Fabrinet	5,735,741
5,366	*	FARO Technologies, Inc	291,427
1,675,996		Hewlett Packard Enterprise Co	27,369,015
1,140,766		HP, Inc	41,900,335
39,174	*	Insight Enterprises, Inc	3,688,232
3,493	*	Itron, Inc	216,566
157,629	*	Keysight Technologies, Inc	26,610,928
37,235	*	Kimball Electronics, Inc	736,881
126,755	*	Knowles Corp	2,688,474
14,814	*	Lumentum Holdings, Inc	1,503,325
6,814		Methode Electronics, Inc	300,020

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,474		Motorola Solutions, Inc	$805,760
54,373		National Instruments Corp	2,241,255
3,344	*	Novanta, Inc	461,806
500	*	OSI Systems, Inc	41,470
42,879	*,e	PAR Technology Corp	1,607,962
55,453	*	Ribbon Communications, Inc	249,538
33,155	*	Rogers Corp	9,049,657
31,362		SYNNEX Corp	3,279,524
441,130	*	Trimble Inc	31,831,941
179,596	*	TTM Technologies, Inc	2,417,362
73,134		Vishay Intertechnology, Inc	1,514,605
18,688	*	Vishay Precision Group, Inc	598,577
276,797		Vontier Corp	7,780,764
253,405		Xerox Holdings Corp	5,349,380
77,658	*	Zebra Technologies Corp (Class A)	39,537,241
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	318,959,575
TELECOMMUNICATION SERVICES - 1.6%
167,393	*	Iridium Communications, Inc	6,006,061
380,369	*	T-Mobile US, Inc	41,144,515
1,261,731		Verizon Communications, Inc	67,161,941
		TOTAL TELECOMMUNICATION SERVICES	114,312,517
TRANSPORTATION - 2.0%
43,563		ArcBest Corp	3,852,712
26,629	*	Avis Budget Group, Inc	4,691,497
55,101		CH Robinson Worldwide, Inc	5,766,320
1,265,121		CSX Corp	43,292,440
787,884	*	Delta Air Lines, Inc	31,271,116
101,378		Expeditors International of Washington, Inc	11,605,753
180		Landstar System, Inc	28,800
113,436		Norfolk Southern Corp	30,853,458
50,452		Old Dominion Freight Line	15,232,972
9		Ryder System, Inc	659
		TOTAL TRANSPORTATION	146,595,727
UTILITIES - 2.9%
276,600		American Electric Power Co, Inc	25,004,640
10,650		CMS Energy Corp	685,647
187,145		Consolidated Edison, Inc	16,178,685
19,802		DTE Energy Co	2,384,755
134,706		Eversource Energy	12,054,840
755,446		NextEra Energy, Inc	59,015,441
206,735		Public Service Enterprise Group, Inc	13,754,080
163,123		Sempra Energy	22,537,074
6,282	e	South Jersey Industries, Inc	157,176
499,130		Southern Co	34,684,544
18,122	*	Sunnova Energy International, Inc	356,278
30,558		UGI Corp	1,385,805
112,385		WEC Energy Group, Inc	10,905,840
180,121		Xcel Energy, Inc	12,547,229
		TOTAL UTILITIES	211,652,034
		TOTAL COMMON STOCKS	7,193,281,208
		(Cost $4,484,178,274)

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY			VALUE
RIGHTS/WARRANTS - 0.0%
MEDIA & ENTERTAINMENT - 0.0%
21,053	†	Media General, Inc			$0
		TOTAL MEDIA & ENTERTAINMENT			0
		TOTAL RIGHTS/WARRANTS			0
		(Cost $0)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.2%
$5,340,000		Federal Home Loan Bank (FHLB)	0.000%	02/09/22	5,339,977
12,500,000		FHLB	0.000	02/23/22	12,499,847
		TOTAL GOVERNMENT AGENCY DEBT			17,839,824
REPURCHASE AGREEMENT - 0.2%
12,650,000	r	Fixed Income Clearing Corp (FICC)	0.030	02/01/22	12,650,000
		TOTAL REPURCHASE AGREEMENT			12,650,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
15,410,286	c	State Street Navigator Securities Lending Government Money	0.050		15,410,286
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			15,410,286
		TOTAL SHORT-TERM INVESTMENTS			45,900,110
		(Cost $45,899,933)
		TOTAL INVESTMENTS - 100.3%			7,239,181,318
		(Cost $4,530,078,207)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(21,649,462)
		NET ASSETS - 100.0%			$7,217,531,856
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

* Non-income producing

† Security is categorized as Level 3 in the fair value hierarchy.

cInvestments made with cash collateral received from securities on loan.

dAll or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,199,460.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $12,650,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 2/15/40, valued at $12,903,109.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of January 31, 2022 were as follows:
	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)
S&P 500 E Mini Index	89	03/18/22	$19,952,736	$20,043,913	$91,176

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

			TIAA-CREF FUNDS
			SOCIAL CHOICE LOW CARBON EQUITY FUND
			SCHEDULE OF INVESTMENTS (unaudited)
			January 31, 2022
SHARES		COMPANY		VALUE
COMMON STOCKS - 97.5%
AUTOMOBILES & COMPONENTS - 2.5%
35,767	*	Aptiv plc		$4,885,057
23,226	*,e	Lordstown Motors Corp		69,678
11,866	*	Modine Manufacturing Co		108,574
23,727	*	Tesla, Inc		22,225,555
		TOTAL AUTOMOBILES & COMPONENTS		27,288,864
BANKS - 3.4%
1,105		Amalgamated Financial Corp		18,796
3,289		Amerant Bancorp Inc		111,826
5,989		Berkshire Hills Bancorp, Inc		177,215
3,941		Brookline Bancorp, Inc		67,391
339		Camden National Corp		16,835
1,460		CBTX, Inc		42,968
126,003		Citigroup, Inc		8,205,315
49,591		Citizens Financial Group, Inc		2,552,449
3,253		Comerica, Inc		301,813
2,370	*	Customers Bancorp, Inc		138,171
2,710		Dime Community Bancshares, Inc		94,742
129		Federal Agricultural Mortgage Corp		15,712
119		First Commonwealth Financial Corp		1,971
5,530		First Republic Bank		959,953
4,571		Great Western Bancorp, Inc		141,152
414		HomeStreet, Inc		20,182
16,834		Huntington Bancshares, Inc		253,520
33,252		Keycorp		833,295
262		Live Oak Bancshares, Inc		15,421
48,945		MGIC Investment Corp		742,985
1,482		National Bank Holdings Corp		67,283
33,398		PNC Financial Services Group, Inc		6,879,654
1,527		Premier Financial Corp		45,581
2,454		QCR Holdings, Inc		139,976
65,064		Regions Financial Corp		1,492,568
8,555	*	SVB Financial Group		4,995,265
6,131	*	Texas Capital Bancshares, Inc		384,414
6,108	*	Tristate Capital Holdings, Inc		192,952
110,217		Truist Financial Corp		6,923,832
1,445		Univest Financial Corp		43,538
3,256		WesBanco, Inc		115,555
2,880		WSFS Financial Corp		150,854
5,184		Zions Bancorporation		351,579
		TOTAL BANKS		36,494,763
CAPITAL GOODS - 5.6%
39,841		3M Co		6,614,403
9,282	*	Axon Enterprise, Inc		1,298,830
1,631	*,e	Blink Charging Co		34,104
16,323	*	Bloom Energy Corp		246,151
430		Carlisle Cos, Inc		96,079
88,108		Carrier Global Corp		4,200,989
36,829		Caterpillar, Inc		7,423,253
7,126		Curtiss-Wright Corp		946,262
20,245		Deere & Co		7,620,218
31,566		Eaton Corp		5,001,001
271		EMCOR Group, Inc		32,306
52,514		Emerson Electric Co		4,828,662
28,654		Fastenal Co		1,624,109
18,048		Fortive Corp		1,273,106
3,575	*	Generac Holdings, Inc		1,009,508

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
3,873		Granite Construction, Inc	$139,351
13,285	*	Hexcel Corp	693,078
21,477		Illinois Tool Works, Inc	5,023,900
32,510		Johnson Controls International plc	2,362,502
10,631		Maxar Technologies, Inc	276,512
10,481	*	Mercury Systems, Inc	596,579
1,616		Moog, Inc (Class A)	123,204
3,920		Owens Corning, Inc	347,704
7,907		PACCAR, Inc	735,272
11,916	*	PAE, Inc	119,279
7,728		Parker-Hannifin Corp	2,395,757
5,962		Quanta Services, Inc	612,417
6,567		Rockwell Automation, Inc	1,899,308
2,252		Roper Technologies Inc	984,484
2,387		Trane Technologies plc	413,190
1,593	*	United Rentals, Inc	509,951
2,509	*	Vectrus, Inc	115,439
2,610	*	Veritiv Corp	242,939
537		W.W. Grainger, Inc	265,874
143	*	WESCO International, Inc	17,430
3,439		Woodward Inc	379,219
1,778		Xylem, Inc	186,726
		TOTAL CAPITAL GOODS	60,689,096
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
6,190		ACCO Brands Corp	50,387
13,155		Cintas Corp	5,150,577
42,393	*	Copart, Inc	5,479,295
1,243		Heidrick & Struggles International, Inc	54,406
1,324		Herman Miller, Inc	51,133
278		ICF International, Inc	26,240
53,036		IHS Markit Ltd	6,194,074
162		Insperity, Inc	17,420
2,761	*	KAR Auction Services, Inc	39,261
5,463		Kelly Services, Inc (Class A)	93,308
7		Kforce, Inc	481
2,978		Kimball International, Inc (Class B)	29,244
5,558		TransUnion	573,141
1,943	*	TrueBlue, Inc	51,684
393		Verisk Analytics, Inc	77,079
11,397		Waste Management, Inc	1,714,565
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	19,602,295
CONSUMER DURABLES & APPAREL - 1.5%
5,721		DR Horton, Inc	510,428
5,345		Ethan Allen Interiors, Inc	134,747
16,985	*	GoPro, Inc	150,487
5		Hasbro, Inc	462
1,724	*	iRobot Corp	112,957
2,929	*	Lovesac Co	157,727
13,993	*	Lululemon Athletica, Inc	4,670,304
61,996		Nike, Inc (Class B)	9,179,748
74	*	NVR, Inc	394,214
9,623	*	Sonos, Inc	242,692
10,943	*	Tupperware Brands Corp	168,741
7,020		VF Corp	457,774
		TOTAL CONSUMER DURABLES & APPAREL	16,180,281
CONSUMER SERVICES - 2.5%
9,654	*	2U, Inc	155,816
3,927	*	American Public Education, Inc	83,999
3,113	*	Booking Holdings, Inc	7,645,933
3,091	*	Bright Horizons Family Solutions	396,915
6,114	*	Brinker International, Inc	203,046
1,115		Carriage Services, Inc	56,107

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
8,720		Darden Restaurants, Inc	$1,219,666
5,630	*	Dave & Buster's Entertainment, Inc	201,498
2,879		Domino's Pizza, Inc	1,308,937
1,397	*	El Pollo Loco Holdings, Inc	18,636
128	*	frontdoor, Inc	4,646
333		Graham Holdings Co	198,175
40,445	*	Hilton Worldwide Holdings, Inc	5,868,974
5,037	*	Shake Shack, Inc	332,795
4,968	*	Six Flags Entertainment Corp	196,186
81,520		Starbucks Corp	8,015,046
8,519	*	Terminix Global Holdings, Inc	367,510
2,511		Vail Resorts, Inc	695,798
7,087	*	WW International Inc	89,296
		TOTAL CONSUMER SERVICES	27,058,979
DIVERSIFIED FINANCIALS - 6.5%
6,499		Ally Financial, Inc	310,132
44,436		American Express Co	7,990,482
54,996		Bank of New York Mellon Corp	3,259,063
8,864		BlackRock, Inc	7,294,540
91,979		Charles Schwab Corp	8,066,558
19,549		CME Group, Inc	4,486,496
335		Diamond Hill Investment Group, Inc	62,561
28,027		Discover Financial Services	3,244,125
2,047	*	Donnelley Financial Solutions, Inc	76,189
5,328	*	Encore Capital Group, Inc	343,656
13,810		Goldman Sachs Group, Inc	4,898,131
54,904		Intercontinental Exchange Group, Inc	6,954,141
14,643		Moody's Corp	5,022,549
81,724		Morgan Stanley	8,379,979
18,137		S&P Global, Inc	7,530,845
19,202		State Street Corp	1,814,589
1,079		T Rowe Price Group, Inc	166,630
		TOTAL DIVERSIFIED FINANCIALS	69,900,666
ENERGY - 2.7%
26,923		Archrock, Inc	227,230
189,662		Baker Hughes Co	5,204,325
13,271		Cactus, Inc	643,113
49,320	*	ChampionX Corp	1,104,768
52,154		Cheniere Energy, Inc	5,836,033
36,454	*	Clean Energy Fuels Corp	221,276
15,964	*	Delek US Holdings, Inc	247,761
4,198	*	DMC Global, Inc	169,347
8,392	*	Dril-Quip, Inc	212,234
10,242		DT Midstream, Inc	529,511
145,251		Halliburton Co	4,465,016
97,005		NOV, Inc	1,592,822
24,066	*	Oceaneering International, Inc	313,580
89,712		ONEOK, Inc	5,443,724
10,818	*	Renewable Energy Group, Inc	435,533
46,664		Targa Resources Investments, Inc	2,756,909
		TOTAL ENERGY	29,403,182
FOOD & STAPLES RETAILING - 0.4%
17,173	*	BJ's Wholesale Club Holdings, Inc	1,055,624
22,067	*	Performance Food Group Co	931,007
1,630		Pricesmart, Inc	116,398
5,542		SpartanNash Co	136,167
28,639	*	Sprouts Farmers Market, Inc	777,263
10,982	*	United Natural Foods, Inc	425,882
29,924	*	US Foods Holding Corp	1,055,120
		TOTAL FOOD & STAPLES RETAILING	4,497,461

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
FOOD, BEVERAGE & TOBACCO - 3.1%
45,249		Archer-Daniels-Midland Co	$3,393,675
7,764	*,e	Beyond Meat, Inc	505,669
179,222		Coca-Cola Co	10,934,334
1,258	*	Darling International, Inc	80,223
2,570		Fresh Del Monte Produce, Inc	71,523
53,245		General Mills, Inc	3,656,866
87	*	Hain Celestial Group, Inc	3,178
38,355		Hormel Foods Corp	1,820,712
6,455		Kellogg Co	406,665
9,648		McCormick & Co, Inc	967,791
63,104		PepsiCo, Inc	10,949,806
6,997	*	TreeHouse Foods, Inc	270,994
3,305	*	Vital Farms, Inc	54,632
		TOTAL FOOD, BEVERAGE & TOBACCO	33,116,068
HEALTH CARE EQUIPMENT & SERVICES - 5.9%
2,773	*	Abiomed, Inc	820,447
126	*	Acadia Healthcare Co, Inc	6,634
3,696	*,e	Accelerate Diagnostics, Inc	12,308
9,707	*	Align Technology, Inc	4,804,577
8,131	*	Allscripts Healthcare Solutions, Inc	164,409
43	*	AMN Healthcare Services, Inc	4,358
2,779	*	Angiodynamics, Inc	60,110
17,450		Anthem, Inc	7,695,275
9,782	*,e	Aspira Women's Health, Inc	11,836
22,631	*	Brookdale Senior Living, Inc	119,718
22,079		Cerner Corp	2,013,605
10,266	*	Cerus Corp	55,026
30,030		Cigna Corp	6,920,714
2,905	*	Computer Programs & Systems, Inc	82,270
2,215		Cooper Cos, Inc	882,234
15,250		Dentsply Sirona, Inc	814,655
11,838	*	Dexcom, Inc	5,096,022
56,849	*	Edwards Lifesciences Corp	6,207,911
295		Encompass Health Corp	18,302
9,467	*	Envista Holdings Corp	409,353
517	*	Guardant Health, Inc	35,957
25,183		HCA Healthcare, Inc	6,045,179
3,910	*	Health Catalyst, Inc	116,713
6,341	*	Hologic, Inc	445,392
10,486		Humana, Inc	4,115,755
8,089	*	IDEXX Laboratories, Inc	4,103,550
90	*	Integer Holding Corp	7,057
6,206	*	Intersect ENT, Inc	170,044
23,210	*	Intuitive Surgical, Inc	6,595,818
62	*	LivaNova plc	4,657
7,558	*	NextGen Healthcare, Inc	145,945
11,186	*	Omnicell, Inc	1,679,466
17,854	*	OraSure Technologies, Inc	158,008
1,385	*	Orthofix Medical Inc	42,104
69	*	Penumbra, Inc	15,595
3,621	*	PetIQ, Inc	74,013
1,739	*	Quidel Corp	179,743
586	*	RadNet, Inc	15,089
6,489		Resmed, Inc	1,483,385
2,949	*	Staar Surgical Co	214,451
368	*	Tactile Systems Technology, Inc	5,803
1,379	*	Tandem Diabetes Care, Inc	162,874
16,667	*	Teladoc, Inc	1,278,526
272	*	Tivity Health, Inc	6,920
3,682	*	Triple-S Management Corp (Class B)	132,515
5,438	*	Vapotherm, Inc	87,932

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
3,852	*	Vocera Communications, Inc	$304,347
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	63,826,602
HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
1,263		Clorox Co	212,007
55,201		Colgate-Palmolive Co	4,551,323
20,628		Estee Lauder Cos (Class A)	6,431,604
1,875		Kimberly-Clark Corp	258,094
89,815		Procter & Gamble Co	14,410,817
8,667	*	Veru, Inc	45,068
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	25,908,913
INSURANCE - 3.3%
48,655		Aflac, Inc	3,056,507
5,460		Allstate Corp	658,858
439		Arthur J. Gallagher & Co	69,336
36,985		Chubb Ltd	7,296,401
6,033	*	eHealth, Inc	131,821
86,123	*	Genworth Financial, Inc (Class A)	335,880
4,760		Lincoln National Corp	333,105
41,554		Loews Corp	2,479,112
45,513		Marsh & McLennan Cos, Inc	6,992,617
92,365		Metlife, Inc	6,193,997
6,495		ProAssurance Corp	155,620
12,140		Progressive Corp	1,319,132
39,325		Prudential Financial, Inc	4,387,490
11,412		Travelers Cos, Inc	1,896,446
300		Willis Towers Watson plc	70,188
		TOTAL INSURANCE	35,376,510
MATERIALS - 2.4%
39,250		Ball Corp	3,811,175
3,176	*	Clearwater Paper Corp	100,425
34,438	*	Coeur Mining, Inc	161,514
81		Compass Minerals International, Inc	4,326
59,312		DuPont de Nemours, Inc	4,543,299
25,736		Ecolab, Inc	4,875,685
1,370		Innospec, Inc	127,355
6,388		International Flavors & Fragrances, Inc	842,705
3,928	*	Koppers Holdings, Inc	117,369
1,729		Martin Marietta Materials, Inc	672,789
61,162		Mosaic Co	2,443,422
3,959		Myers Industries, Inc	71,539
101,073		Newmont Goldcorp Corp	6,182,636
6,517		PPG Industries, Inc	1,017,955
2,256		Reliance Steel & Aluminum Co	344,897
2,888		Schnitzer Steel Industries, Inc (Class A)	113,036
3,886		Scotts Miracle-Gro Co (Class A)	587,563
1,475		Steel Dynamics, Inc	81,892
4,276		Trinseo plc	228,937
		TOTAL MATERIALS	26,328,519
MEDIA & ENTERTAINMENT - 4.7%
40,174	*,e	AMC Entertainment Holdings, Inc	645,194
18,250	*	Cinemark Holdings, Inc	275,575
137,046		Comcast Corp (Class A)	6,850,930
24,973	*	Discovery, Inc (Class A)	696,996
44,563	*	Discovery, Inc (Class C)	1,218,798
38,397		Electronic Arts, Inc	5,093,746
768	*	Hemisphere Media Group, Inc	4,984
7,724	*	Imax Corp	133,239
18,905		Interpublic Group of Cos, Inc	671,884
4,125	*	Liberty Broadband Corp (Class A)	603,694
15,412	*	Liberty Broadband Corp (Class C)	2,287,295
24,361	*	Live Nation, Inc	2,667,773

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
19,238	*	Netflix, Inc	$8,217,319
5,319		New York Times Co (Class A)	212,920
12,294	*	Roku, Inc	2,016,831
8,178	*	Take-Two Interactive Software, Inc	1,335,795
23,932	*	TripAdvisor, Inc	649,754
147,563	*	Twitter, Inc	5,535,088
19,478	*	Vimeo, Inc	285,353
74,891	*	Walt Disney Co	10,707,166
135,321	*	Zynga, Inc	1,227,361
		TOTAL MEDIA & ENTERTAINMENT	51,337,695
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
7,453	*	Aerie Pharmaceuticals, Inc	54,854
22,005		Agilent Technologies, Inc	3,065,737
6,524	*	Agios Pharmaceuticals, Inc	201,526
34,842		Amgen, Inc	7,914,012
9,859	*	Antares Pharma, Inc	33,225
7,200	*	Atara Biotherapeutics, Inc	110,592
12,823	*	Atea Pharmaceuticals, Inc	91,556
18,693	*	BioCryst Pharmaceuticals, Inc	288,807
19,655	*	BioDelivery Sciences International, Inc	71,937
5,322	*	Biogen, Inc	1,202,772
1,272	*	BioMarin Pharmaceutical, Inc	112,737
17,033	*	Bluebird Bio, Inc	134,390
135,224		Bristol-Myers Squibb Co	8,774,685
32,211		Danaher Corp	9,205,582
39,467		Eli Lilly & Co	9,684,807
54,140		Gilead Sciences, Inc	3,718,335
6,112	*,e	Humanigen, Inc	15,769
15,573	*	Illumina, Inc	5,432,174
4,157	*	Insmed, Inc	94,281
5,648	*	Intra-Cellular Therapies, Inc	268,224
1,896	*	IQVIA Holdings, Inc	464,330
16,507	*	Karyopharm Therapeutics, Inc	146,912
5,337	*	MacroGenics, Inc	65,912
124,305		Merck & Co, Inc	10,128,371
6,517	*,e	Opko Health, Inc	20,398
8,624	*	Passage Bio, Inc	43,379
2,785	*	Prothena Corp plc	94,913
10,477	*,e	Provention Bio, Inc	56,157
417	*	Reata Pharmaceuticals, Inc	11,726
10,384	*	Regeneron Pharmaceuticals, Inc	6,319,599
3,440	*	Relmada Therapeutics, Inc	63,262
2,210	*	Revance Therapeutics, Inc	29,459
6,238	*	Sage Therapeutics, Inc	245,902
7,138	*	Sangamo Therapeutics Inc	43,042
17,236		Thermo Fisher Scientific, Inc	10,019,287
2,551	*	Ultragenyx Pharmaceutical, Inc	178,391
16,390	*	Vertex Pharmaceuticals, Inc	3,983,590
183	*	Waters Corp	58,582
3,424		West Pharmaceutical Services, Inc	1,346,385
44,837	*	ZIOPHARM Oncology, Inc	48,424
33,838		Zoetis, Inc	6,760,494
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	90,604,517
REAL ESTATE - 3.6%
2,875		Alexandria Real Estate Equities, Inc	560,165
349		American Campus Communities, Inc	18,239
29,943		American Tower Corp	7,530,665
5,091		Boston Properties, Inc	570,599
5,384		CatchMark Timber Trust, Inc	44,149
20,402		CBRE Group, Inc	2,067,539
6,445		City Office REIT, Inc	114,914
35,811		Crown Castle International Corp	6,535,866
11,776		CyrusOne, Inc	1,058,074

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
24,207	*	DiamondRock Hospitality Co	$226,335
11,972		Empire State Realty Trust, Inc	106,790
8,794		Equinix, Inc	6,374,771
21,280		Franklin Street Properties Corp	118,104
4,263		Healthpeak Properties Inc	150,782
2,503	*	Howard Hughes Corp	241,064
973		Hudson Pacific Properties	22,992
6,811		Iron Mountain, Inc	312,761
22,106		Macerich Co	365,633
32,490		Paramount Group, Inc	282,338
33,468	*	Park Hotels & Resorts, Inc	609,118
50,682		Prologis, Inc	7,947,951
3,682		SL Green Realty Corp	267,040
17,766	*	Sunstone Hotel Investors, Inc	200,933
4,386	*	Tejon Ranch Co	76,360
3,285		Ventas, Inc	174,171
25,318		Welltower, Inc	2,193,298
13,732	*	Xenia Hotels & Resorts, Inc	238,113
		TOTAL REAL ESTATE	38,408,764
RETAILING - 4.6%
6,440	*	1-800-FLOWERS.COM, Inc (Class A)	109,673
10,384	*	Designer Brands, Inc	136,757
101,457		eBay, Inc	6,094,522
929	*,e	GameStop Corp (Class A)	101,196
3,743		Hibbett Sports, Inc	230,756
39,450		Home Depot, Inc	14,477,361
2,594	*	Lands' End, Inc	47,548
11		LKQ Corp	604
38,612		Lowe's Companies, Inc	9,164,558
39,162		Macy's, Inc	1,002,547
5,592	*	Nordstrom, Inc	125,820
18,211	*	Quotient Technology, Inc	129,480
19,430	*	RealReal, Inc	183,613
1,635		Signet Jewelers Ltd	140,823
34,893		Target Corp	7,691,464
98,711		TJX Companies, Inc	7,104,231
19,030		Williams-Sonoma, Inc	3,055,076
104		Winmark Corp	22,404
309	*	Zumiez, Inc	13,890
		TOTAL RETAILING	49,832,323
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
54,108		Applied Materials, Inc	7,476,643
5,538	*	Cirrus Logic, Inc	495,319
26,107	*	First Solar, Inc	2,046,267
196,085		Intel Corp	9,572,870
11,028		Lam Research Corp	6,505,638
76,457		NVIDIA Corp	18,721,261
30,513		NXP Semiconductors NV	6,268,591
89,920	*	ON Semiconductor Corp	5,305,280
10,812	*	Rambus, Inc	273,003
1,540	*	Silicon Laboratories, Inc	254,392
50,299		Texas Instruments, Inc	9,028,167
1,125		Universal Display Corp	172,699
4,925	*	Wolfspeed Inc	464,132
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	66,584,262
SOFTWARE & SERVICES - 16.5%
21,467	*	Adobe, Inc	11,469,818
11,803	*	Ansys, Inc	4,013,138
24,025	*	Autodesk, Inc	6,001,205
33,811		Automatic Data Processing, Inc	6,970,814
11,106	*	Avaya Holdings Corp	202,351
2,397	*	Benefitfocus, Inc	26,703

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
960	*	Blackline, Inc	$88,195
2,479	*	Cadence Design Systems, Inc	377,155
3,080	*	ChannelAdvisor Corp	65,111
4,679		Citrix Systems, Inc	476,977
10,834		Concentrix Corp	2,177,526
8,319		CSG Systems International, Inc	472,270
8,698		Dolby Laboratories, Inc (Class A)	764,119
64,586	*	DXC Technology Co	1,942,747
330	*	Elastic NV	30,772
8,392	*	ExlService Holdings, Inc	1,011,404
1,161	*	Five9, Inc	145,938
615	*	HubSpot, Inc	300,612
58,748		International Business Machines Corp	7,846,970
15,931		Intuit, Inc	8,845,369
35,375		Mastercard, Inc (Class A)	13,668,192
194,593	d	Microsoft Corp	60,514,531
1,324	*	Mimecast Ltd	105,536
6,139	*	New Relic, Inc	645,454
27,968	*	Okta, Inc	5,534,588
3,687	*	OneSpan, Inc	59,213
57,553	*	PayPal Holdings, Inc	9,895,663
8,051	*	Perficient, Inc	843,906
42,858	*	salesforce.com, Inc	9,970,057
12,482	*	ServiceNow, Inc	7,311,706
19,439	*	Splunk, Inc	2,408,881
2,174	*	SPS Commerce, Inc	269,250
16,273	*	SVMK, Inc	278,756
14,747	*	Teradata Corp	594,894
2,488		TTEC Holdings, Inc	199,264
27,056		VMware, Inc (Class A)	3,476,155
55,305		Western Union Co	1,045,818
10,932	*	WEX, Inc	1,759,833
26,094	*	Workday, Inc	6,602,043
		TOTAL SOFTWARE & SERVICES	178,412,934
TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
9,516		Adtran, Inc	182,802
13,436		Avnet, Inc	542,277
2,779		Badger Meter, Inc	281,151
7,360		Benchmark Electronics, Inc	177,670
9,562	*	Ciena Corp	634,056
189,624		Cisco Systems, Inc	10,556,368
23,164		Cognex Corp	1,539,479
6,344	*	Coherent, Inc	1,639,797
11,948	*	CommScope Holding Co, Inc	112,192
4,296		CTS Corp	144,131
4,692	*	ePlus, Inc	215,691
4,976	*	Fabrinet	563,084
2,448	*	FARO Technologies, Inc	132,951
19,930	*	Harmonic, Inc	214,447
334,538		Hewlett Packard Enterprise Co	5,463,005
170,211		HP, Inc	6,251,850
4,642	*	Insight Enterprises, Inc	437,044
33,657	*	Keysight Technologies, Inc	5,681,975
5,371	*	Kimball Electronics, Inc	106,292
22,213	*	Knowles Corp	471,138
172	*	Lumentum Holdings, Inc	17,455
600		Methode Electronics, Inc	26,418
17,963		National Instruments Corp	740,435
7,525	*	Netgear, Inc	208,217
147	*	OSI Systems, Inc	12,192
5,925	*,e	PAR Technology Corp	222,187
3,765	*	Plexus Corp	291,863
644	*	Ribbon Communications, Inc	2,898
4,782	*	Rogers Corp	1,305,247

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY			VALUE
6,675		SYNNEX Corp			$698,005
61,310	*	Trimble Inc			4,424,130
26,737	*	TTM Technologies, Inc			359,880
17,946		Vishay Intertechnology, Inc			371,662
2,890	*	Vishay Precision Group, Inc			92,567
30,985		Vontier Corp			870,988
34,198		Xerox Holdings Corp			721,920
11,610	*	Zebra Technologies Corp (Class A)			5,910,883
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			51,624,347
TELECOMMUNICATION SERVICES - 1.6%
81,698	*,e	Globalstar, Inc			87,417
7,938	*	Iridium Communications, Inc			284,816
58,572	*	T-Mobile US, Inc			6,335,733
194,644		Verizon Communications, Inc			10,360,900
		TOTAL TELECOMMUNICATION SERVICES			17,068,866
TRANSPORTATION - 1.4%
10,562	*	Avis Budget Group, Inc			1,860,813
197,063		CSX Corp			6,743,496
18,763		Expeditors International of Washington, Inc			2,147,988
12,554		Old Dominion Freight Line			3,790,429
2,512		Ryder System, Inc			183,854
		TOTAL TRANSPORTATION			14,726,580
UTILITIES - 1.7%
70,979		Consolidated Edison, Inc			6,136,135
46,521		Eversource Energy			4,163,164
7,098		ONE Gas, Inc			552,863
43,353		Sempra Energy			5,989,651
7,958		Southwest Gas Holdings Inc			542,576
5,414	*	Sunnova Energy International, Inc			106,439
22,816		UGI Corp			1,034,706
		TOTAL UTILITIES			18,525,534
		TOTAL COMMON STOCKS			1,052,798,021
		(Cost $880,755,832)
RIGHTS/WARRANTS - 0.0%
MEDIA & ENTERTAINMENT - 0.0%
1,550	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0
		TOTAL RIGHTS/WARRANTS			0
		(Cost $0)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.3%
GOVERNMENT AGENCY DEBT - 0.6%
$4,447,000		Federal Home Loan Bank (FHLB)	0.000%	02/04/22	4,446,992
2,090,000		Tennessee Valley Authority (TVA)	0.000	02/16/22	2,089,983
		TOTAL GOVERNMENT AGENCY DEBT			6,536,975
TREASURY DEBT - 1.7%
4,335,000		United States Treasury Bill	0.000	02/01/22	4,335,000
14,154,000		United States Treasury Bill	0.000	02/03/22	14,153,974
		TOTAL TREASURY DEBT			18,488,974

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	RATE	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
139,190 c		State Street Navigator Securities Lending Government Money	0.050%	$139,190
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		139,190
		TOTAL SHORT-TERM INVESTMENTS		25,165,139
		(Cost $25,165,127)
		TOTAL INVESTMENTS - 99.8%		1,077,963,160
		(Cost $905,920,959)
		OTHER ASSETS & LIABILITIES, NET - 0.2%		1,654,039
		NET ASSETS - 100.0%		$1,079,617,199
	REIT	Real Estate Investment Trust

* Non-income producing

† Security is categorized as Level 3 in the fair value hierarchy.

cInvestments made with cash collateral received from securities on loan.

dAll or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

eAll or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,114,379.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of January 31, 2022 were as follows:
	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)
S&P 500 E Mini Index	112	03/18/22	$25,117,967	$25,223,800	$105,833

TIAA-CREF FUNDS - Emerging Markets Equity Fund

		TIAA-CREF FUNDS
		EMERGING MARKETS EQUITY FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		January 31, 2022
SHARES		COMPANY	VALUE
COMMON STOCKS - 97.0%
BRAZIL - 12.7%
11,811,571	*	Americanas S.A.	$70,534,436
10,126,998	*	Arcos Dorados Holdings, Inc	65,420,407
588,876	*	Pagseguro Digital Ltd	13,320,375
4,714,600		Petroleo Brasileiro S.A. (Preference)	28,722,117
1,254,572	*	StoneCo Ltd	19,546,232
859,000		Vale S.A.	13,082,113
		TOTAL BRAZIL	210,625,680
CHILE - 0.8%
239,802		Sociedad Quimica y Minera de Chile S.A. (ADR)	12,985,278
		TOTAL CHILE	12,985,278
CHINA - 29.5%
5,383,208	*	Alibaba Group Holding Ltd	84,374,043
520,801	*	Baidu, Inc (ADR)	83,192,752
63,264,000		Bank of China Ltd - H	24,659,836
706,473	*	Baozun, Inc (ADR)	9,367,832
20,065,000		China Construction Bank Corp - H	15,396,844
2,911,320	*	HUYA, Inc (ADR)	19,272,938
2,745,513	*	iClick Interactive Asia Group Ltd (ADR)	9,581,840
33,975,000		Industrial & Commercial Bank of China Ltd - H	20,583,589
354,764	*,h	JD.com, Inc	13,446,048
19,512,000		Lenovo Group Ltd	21,145,307
437,500	*,g	Meituan Dianping (Class B)	13,052,525
129,108	*	Pinduoduo, Inc (ADR)	7,725,823
4,532,722		Ping An Insurance Group Co of China Ltd (Class A)	35,847,143
335,450		Prosus NV	27,908,052
1,291,976		Tencent Holdings Ltd	80,958,155
2,263,774	*	Vipshop Holdings Ltd (ADR)	21,075,736
		TOTAL CHINA	487,588,463
HONG KONG - 1.0%
1,603,575	*	Melco Crown Entertainment Ltd (ADR)	16,933,752
22,290	*,†	Mongolian Metals Corporation	0
		TOTAL HONG KONG	16,933,752
INDIA - 11.3%
187,054		Dr Reddy's Laboratories Ltd	10,813,582
22,956,912		Edelweiss Capital Ltd	21,634,446
5,881,280		GAIL India Ltd	11,468,335
583,262		Housing Development Finance Corp	19,901,329
607,761		Larsen & Toubro Ltd	15,662,489
1,023,221		Piramal Healthcare Ltd	33,028,857
6,934,488	*,g	RBL Bank Ltd	13,936,735
1,880,755		Reliance Industries Ltd	60,611,406
		TOTAL INDIA	187,057,179
INDONESIA - 3.7%
61,301,500		Astra International Tbk PT	23,461,736
9,237,400		PT United Tractors Tbk	14,935,396
75,424,600		Telkom Indonesia Persero Tbk PT	22,090,019
		TOTAL INDONESIA	60,487,151
KOREA, REPUBLIC OF - 9.1%
89,679	*	Amorepacific Corp	11,696,050
391,414		KB Financial Group, Inc	19,398,350
30,237		LG Household & Health Care Ltd	24,596,216
1,327,919		Samsung Electronics Co Ltd	82,595,338

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE
252,980		SK Telecom Co Ltd	$12,040,608
		TOTAL KOREA, REPUBLIC OF	150,326,562
MACAU - 2.8%
8,837,200	*	Sands China Ltd	24,642,106
24,888,100	*	Wynn Macau Ltd	22,490,358
		TOTAL MACAU	47,132,464
MALAYSIA - 0.8%
8,943,700		Hartalega Holdings BHD	12,564,558
		TOTAL MALAYSIA	12,564,558
MEXICO - 4.5%
646,841		Fomento Economico Mexicano SAB de C.V. (ADR)	48,655,380
2,502,538		Grupo Televisa SAB (ADR)	25,600,964
		TOTAL MEXICO	74,256,344
PERU - 1.9%
221,378		Credicorp Ltd	31,705,757
		TOTAL PERU	31,705,757
RUSSIA - 0.6%
690,638		Sberbank of Russia (ADR)	9,617,134
		TOTAL RUSSIA	9,617,134
SAUDI ARABIA - 1.9%
3,208,919	g	Saudi Arabian Oil Co	32,028,310
		TOTAL SAUDI ARABIA	32,028,310
TAIWAN - 14.5%
5,728,000		Hon Hai Precision Industry Co, Ltd	21,416,572
1,249,000		MediaTek, Inc	49,609,268
7,328,400		Taiwan Semiconductor Manufacturing Co Ltd	169,447,166
		TOTAL TAIWAN	240,473,006
TANZANIA, UNITED REPUBLIC OF - 0.9%
830,739		AngloGold Ashanti Ltd (ADR)	15,435,131
		TOTAL TANZANIA, UNITED REPUBLIC OF	15,435,131
THAILAND - 0.8%
6,551,400		CP Seven Eleven PCL (ADR)	12,419,564
		TOTAL THAILAND	12,419,564
UNITED STATES - 0.2%
722,668	*	Grab Holdings Ltd.	4,090,301
		TOTAL UNITED STATES	4,090,301
		TOTAL COMMON STOCKS	1,605,726,634
		(Cost $1,649,730,658)
PREFERRED STOCKS - 0.0%
PHILIPPINES - 0.0%
1,721,900	*,†	Ayala Land, Inc	3,378
		TOTAL PHILIPPINES	3,378
		TOTAL PREFERRED STOCKS	3,378
		(Cost $4,057)

TIAA-CREF FUNDS - Emerging Markets Equity Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 2.4%
GOVERNMENT AGENCY DEBT - 2.4%
$32,378,000	Federal Home Loan Bank (FHLB)	0.000%	02/02/22	$32,377,982
6,805,000	FHLB	0.000	02/04/22	6,804,988
	TOTAL GOVERNMENT AGENCY DEBT			39,182,970
SHARES	COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
727,219 c	State Street Navigator Securities Lending Government Money	0.050		727,219
	Market Portfolio
	TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			727,219
	TOTAL SHORT-TERM INVESTMENTS			39,910,189
	(Cost $39,910,160)
	TOTAL INVESTMENTS - 99.4%			1,645,640,201
	(Cost $1,689,644,875)
	OTHER ASSETS & LIABILITIES, NET - 0.6%			9,685,569
	NET ASSETS - 100.0%			$1,655,325,770
ADR	American Depositary Receipt

* Non-income producing

† Security is categorized as Level 3 in the fair value hierarchy.

c Investments made with cash collateral received from securities on loan.

g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/22, the aggregate value of these securities is $59,017,570 or 3.6% of net assets.

hAll or a portion of these securities were purchased on a delayed delivery basis. Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - International Equity Fund

			TIAA-CREF FUNDS
			INTERNATIONAL EQUITY FUND
			SCHEDULE OF INVESTMENTS (unaudited)
			January 31, 2022
SHARES		COMPANY		VALUE
COMMON STOCKS - 98.8%
AUSTRALIA - 4.5%
2,520,361	e	BHP Billiton Ltd		$80,829,371
1,424,844		Commonwealth Bank of Australia		95,022,470
4,820,223	*	NEXTDC Ltd		36,985,407
1,058,063		Rio Tinto plc		74,577,906
		TOTAL AUSTRALIA		287,415,154
BRAZIL - 0.7%
10,299,180		Banco Bradesco S.A. (Preference)		44,221,635
		TOTAL BRAZIL		44,221,635
DENMARK - 1.6%
492,997		DSV AS		100,167,450
		TOTAL DENMARK		100,167,450
FINLAND - 1.2%
6,660,944		Nordea Bank Abp		79,474,207
		TOTAL FINLAND		79,474,207
FRANCE - 15.5%
1,280,437	*	Airbus SE		163,503,123
1,884,592		BNP Paribas S.A.		134,539,861
1,743,966		Compagnie de Saint-Gobain		118,009,759
5,240,372		Credit Agricole S.A.		78,838,487
1,057,619		Dassault Systemes SE		51,144,733
556,035		Essilor International S.A.		105,193,716
137,258		Kering		102,499,442
1,852,731		Total S.A.		105,360,035
1,115,728		Valeo S.A.		31,227,669
655,404		Vinci S.A.		71,836,559
2,018,828		Vivendi Universal S.A.		26,457,482
		TOTAL FRANCE		988,610,866
GERMANY - 11.3%
258,729		Adidas-Salomon AG.		70,999,685
1,036,119		Bayer AG.		62,948,224
1,286,596		Deutsche Post AG.		77,428,102
845,745		HeidelbergCement AG.		58,854,178
1,605,165		Infineon Technologies AG.		66,658,880
875,565		Lanxess AG.		53,308,951
1,677,234		RWE AG.		70,749,529
1,135,854		Siemens AG.		180,340,792
375,754		Volkswagen AG. (Preference)		78,259,108
		TOTAL GERMANY		719,547,449
HONG KONG - 1.8%
1,981,724		Hong Kong Exchanges and Clearing Ltd		113,108,271
		TOTAL HONG KONG		113,108,271
IRELAND - 1.7%
2,141,395		CRH plc		107,477,443
		TOTAL IRELAND		107,477,443
ITALY - 2.1%
6,670,410		Enel S.p.A.		51,339,462
1,307,128		Moncler S.p.A		83,890,889
		TOTAL ITALY		135,230,351

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
JAPAN - 20.4%
4,008,300		Daiichi Sankyo Co Ltd	$90,066,437
394,916		Daikin Industries Ltd	82,910,263
341,700	*	Fanuc Ltd	67,570,600
2,744,379	*	Hitachi Ltd	142,641,853
207,600		Keyence Corp	106,482,691
152,628		Nintendo Co Ltd	74,794,036
2,909,300		ORIX Corp	60,010,488
2,392,600		Recruit Holdings Co Ltd	118,262,814
2,205,500	*	SBI Holdings, Inc	56,892,643
1,005,900		Shiseido Co Ltd	50,741,606
1,796,959		Sony Corp	201,023,045
1,944,100		Sumitomo Mitsui Financial Group, Inc	70,028,333
9,205,945	*	Toyota Motor Corp	181,938,663
		TOTAL JAPAN	1,303,363,472
KOREA, REPUBLIC OF - 0.7%
80,689	*	LG Chem Ltd	43,254,170
		TOTAL KOREA, REPUBLIC OF	43,254,170
NETHERLANDS - 9.2%
245,975		ASML Holding NV	166,597,509
641,788		Heineken NV	68,829,607
10,868,442		ING Groep NV	160,734,491
5,549,316		Shell plc	142,554,789
1,921,810		Universal Music Group NV	47,447,817
		TOTAL NETHERLANDS	586,164,213
NORWAY - 1.2%
2,802,971		Equinor ASA	77,271,794
		TOTAL NORWAY	77,271,794
RUSSIA - 0.9%
1,477,279		Sberbank of Russia (ADR)	20,571,110
539,140		TCS Group Holding plc (ADR)	38,386,768
		TOTAL RUSSIA	58,957,878
SPAIN - 1.6%
15,728,782		Banco Bilbao Vizcaya Argentaria S.A.	100,422,455
		TOTAL SPAIN	100,422,455
SWITZERLAND - 5.6%
120,855		Lonza Group AG.	83,322,497
581,628		Nestle S.A.	75,110,443
356,314		Roche Holding AG.	137,893,215
128,598		Zurich Insurance Group AG	61,509,483
		TOTAL SWITZERLAND	357,835,638
TAIWAN - 1.0%
497,138		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	60,964,033
		TOTAL TAIWAN	60,964,033
UNITED KINGDOM - 15.4%
1,397,046		Ashtead Group plc	99,927,877
1,588,635		AstraZeneca plc	184,802,629
52,733,882		Barclays plc	141,475,385
3,233,874		Diageo plc	163,185,670
2,768,497		GlaxoSmithKline plc	61,781,739
7,345,745		HSBC Holdings plc	52,282,153
362,884		Linde plc (Xetra)	115,404,373
24,032,225		Lloyds TSB Group plc	16,677,663
767,785		Reckitt Benckiser Group plc	62,207,556
21,215,356		Tesco plc	85,215,113
		TOTAL UNITED KINGDOM	982,960,158

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY			VALUE
UNITED STATES - 2.4%
905,908		Schneider Electric S.A.			$153,456,569
		TOTAL UNITED STATES			153,456,569
		TOTAL COMMON STOCKS			6,299,903,206
		(Cost $4,989,739,778)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.3%
GOVERNMENT AGENCY DEBT - 2.2%
$16,793,000		Federal Home Loan Bank (FHLB)	0.000%	02/02/22	16,792,991
20,000,000		FHLB	0.000	02/09/22	19,999,911
8,709,000		FHLB	0.000	02/14/22	8,708,937
12,500,000		FHLB	0.000	02/23/22	12,499,847
5,000,000		FHLB	0.000	02/28/22	4,999,925
10,000,000		FHLB	0.000	03/11/22	9,998,945
10,000,000		FHLB	0.000	03/16/22	9,998,806
26,489,000		Tennessee Valley Authority (TVA)	0.000	02/02/22	26,488,985
32,910,000		Tennessee Valley Authority (TVA)	0.000	02/16/22	32,909,726
		TOTAL GOVERNMENT AGENCY DEBT			142,398,073
TREASURY DEBT - 0.1%
5,000,000		United States Treasury Bill	0.000	03/31/22	4,999,154
		TOTAL TREASURY DEBT			4,999,154
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
1,327,643	c	State Street Navigator Securities Lending Government Money	0.050		1,327,643
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,327,643
		TOTAL SHORT-TERM INVESTMENTS			148,724,870
		(Cost $148,725,564)
		TOTAL INVESTMENTS - 101.1%			6,448,628,076
		(Cost $5,138,465,342)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(69,526,845)
		NET ASSETS - 100.0%			$6,379,101,231
	ADR	American Depositary Receipt

* Non-income producing

c Investments made with cash collateral received from securities on loan.

eAll or a portion of these securities are out on loan. The aggregate value of securities on loan is $79,212,759. Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2022

SHARES		COMPANY	VALUE
COMMON STOCKS - 91.3%
AUSTRALIA - 3.4%
1,464,354		Australia & New Zealand Banking Group Ltd	$27,674,586
990,827		IDP Education Ltd	20,710,626
1,581,035	*	NEXTDC Ltd	12,131,228
3,309,721	*,e	PointsBet Holdings Ltd	11,599,009
4,123,105	*,e	Zip Co Ltd	9,491,706
		TOTAL AUSTRALIA	81,607,155
BRAZIL - 4.2%
3,718,724		Banco BTG Pactual S.A. - Unit	16,926,528
5,623,500		Itau Unibanco Holding S.A.	26,824,967
9,435,800		Magazine Luiza S.A.	12,438,673
526,340	*	Pagseguro Digital Ltd	11,905,811
2,097,700		Vale S.A.	31,946,856
		TOTAL BRAZIL	100,042,835
CANADA - 9.8%
1,049,500		Alimentation Couche-Tard, Inc	42,330,067
396,248	e	Bank of Montreal	44,850,853
653,557		Dollarama, Inc	33,722,852
757,877	*	Lightspeed Commerce, Inc	24,599,776
407,696		Nutrien Ltd (Toronto)	28,474,414
35,557	*	Shopify, Inc (Class A) (Toronto)	34,320,624
830,767		Suncor Energy, Inc	23,737,134
		TOTAL CANADA	232,035,720
CHINA - 4.9%
866,250	*,h	JD.com, Inc	32,832,078
185,600		Silergy Corp	25,086,521
703,300		Tencent Holdings Ltd	44,070,378
1,478,500	*,g	Wuxi Biologics Cayman, Inc	14,818,657
		TOTAL CHINA	116,807,634
DENMARK - 3.4%
182,956		Carlsberg AS (Class B)	29,626,175
510,300		Novo Nordisk AS	50,758,646
		TOTAL DENMARK	80,384,821
FRANCE - 5.0%
186,139		Essilor International S.A.	35,214,785
83,512		L'Oreal S.A.	35,671,869
127,639		Teleperformance	48,067,469
		TOTAL FRANCE	118,954,123
GERMANY - 3.7%
453,465		Bayer AG.	27,549,747
161,482		Beiersdorf AG.	16,061,567
148,233		Deutsche Boerse AG.	26,348,770
278,006	*	HelloFresh SE	18,509,838
		TOTAL GERMANY	88,469,922
HONG KONG - 1.1%
2,358,900	*	Melco Crown Entertainment Ltd (ADR)	24,909,984
		TOTAL HONG KONG	24,909,984
INDIA - 1.0%
424,504		MindTree Ltd	22,993,078
		TOTAL INDIA	22,993,078

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE
INDONESIA - 1.0%
85,976,300		Bank Rakyat Indonesia	$24,471,899
		TOTAL INDONESIA	24,471,899
IRELAND - 4.1%
626,315		CRH plc	31,434,992
163,532	*	Flutter Entertainment plc	24,917,948
321,350		Keywords Studios plc	10,891,023
587,889		Smurfit Kappa Group plc	30,985,057
		TOTAL IRELAND	98,229,020
ITALY - 4.6%
629,250		Amplifon S.p.A.	26,746,956
1,926,620		Davide Campari-Milano NV	24,189,288
141,800		Ferrari NV	32,681,014
382,568		Moncler S.p.A	24,553,043
		TOTAL ITALY	108,170,301
JAPAN - 8.6%
60,200		BayCurrent Consulting, Inc	22,847,013
496,400		Benefit One, Inc	15,097,174
206,900		GMO Payment Gateway, Inc	18,155,846
2,216,400		Infomart Corp	12,881,670
104,900		IR Japan Holdings Ltd	4,671,558
552,600		Japan Elevator Service Holdings Co Ltd	7,960,844
1,126,000		MonotaRO Co Ltd	18,501,075
241,000		Paltac Corp	9,236,850
605,000		Recruit Holdings Co Ltd	29,904,289
2		Seria Co Ltd	50
144,999	*	SHIFT, Inc	24,091,734
695,200		SMS Co Ltd	19,112,869
836,000		TechnoPro Holdings, Inc	21,386,670
		TOTAL JAPAN	203,847,642
NETHERLANDS - 5.7%
12,092	*,g	Adyen NV	24,605,980
87,682		ASML Holding NV	59,386,534
3,492,429		ING Groep NV	51,649,886
		TOTAL NETHERLANDS	135,642,400
NEW ZEALAND - 0.6%
750,000		Fisher & Paykel Healthcare Corp	13,798,894
		TOTAL NEW ZEALAND	13,798,894
NORWAY - 3.5%
1,304,247	e	Aker BP ASA	45,191,131
1,364,890		Equinor ASA	37,627,039
		TOTAL NORWAY	82,818,170
PHILIPPINES - 0.9%
5,703,054		BDO Unibank, Inc	15,157,629
6,009,020		Robinsons Retail Holdings, Inc	6,648,528
		TOTAL PHILIPPINES	21,806,157
PORTUGAL - 1.2%
1,204,396		Jeronimo Martins SGPS S.A.	28,942,896
		TOTAL PORTUGAL	28,942,896
SINGAPORE - 0.6%
296,077		STMicroelectronics NV	13,921,757
		TOTAL SINGAPORE	13,921,757
SPAIN - 1.3%
441,397	*	Amadeus IT Holding S.A.	30,350,547

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY			VALUE
142,139	*,†,e	Let's GOWEX S.A.			$1,597
		TOTAL SPAIN			30,352,144
SWEDEN - 3.7%
152,148	g	Evolution Gaming Group AB			18,929,816
2,009,889		Hexagon AB			27,109,521
652,000		Intrum Justitia AB			19,628,814
2,945,980		Swedish Match AB			22,793,877
		TOTAL SWEDEN			88,462,028
SWITZERLAND - 4.7%
6,007		Givaudan S.A.			24,886,548
52,867		Lonza Group AG.			36,448,723
128,319		Roche Holding AG.			49,659,344
		TOTAL SWITZERLAND			110,994,615
TAIWAN - 4.0%
1,197,540		Dadi Early-Childhood Education Group Ltd			6,081,397
938,000		Eclat Textile Co Ltd			20,809,031
2,700,349		Hota Industrial Manufacturing Co Ltd			8,118,713
2,597,000		Taiwan Semiconductor Manufacturing Co Ltd			60,047,799
		TOTAL TAIWAN			95,056,940
UNITED KINGDOM - 8.1%
613,152		Ashtead Group plc			43,857,524
3,252,963	*	Beazley plc			21,597,071
3,360,116	*	Darktrace plc			18,615,273
343,237		Dechra Pharmaceuticals plc			19,279,289
1,880,365		Electrocomponents plc			28,470,282
447,623		Fevertree Drinks plc			12,840,829
76,655		Linde plc (Xetra)			24,377,824
7,333,728		Tritax Big Box REIT plc			23,523,962
		TOTAL UNITED KINGDOM			192,562,054
UNITED STATES - 2.2%
163,322		Ferguson plc			25,688,985
980,069	*	Grab Holdings Ltd.			5,547,191
60,900	*	Lululemon Athletica, Inc			20,325,984
		TOTAL UNITED STATES			51,562,160
		TOTAL COMMON STOCKS			2,166,844,349
		(Cost $1,535,787,767)
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
112,654	e	PointsBet Holdings Pty Ltd			15,134
		TOTAL AUSTRALIA			15,134
		TOTAL RIGHTS/WARRANTS			15,134
		(Cost $0)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 7.6%
GOVERNMENT AGENCY DEBT - 7.5%
$15,338,000		Federal Agricultural Mortgage Corp (FAMC)	0.000%	02/03/22	15,337,983
14,933,000		Federal Farm Credit Bank (FFCB)	0.000	02/09/22	14,932,934
9,085,000		FFCB	0.000	02/25/22	9,084,879
27,605,000		Federal Home Loan Bank (FHLB)	0.000	02/02/22	27,604,985
25,733,000		FHLB	0.000	02/03/22	25,732,971
10,000,000		FHLB	0.000	02/09/22	9,999,956
1,500,000		FHLB	0.000	02/17/22	1,499,987

TIAA-CREF FUNDS - International Opportunities Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,443,000		FHLB	0.000%	02/23/22	$10,442,872
10,000,000		FHLB	0.000	02/28/22	9,999,850
600,000		FHLB	0.000	03/01/22	599,953
20,000,000		FHLB	0.000	03/11/22	19,997,890
14,635,000		FHLB	0.000	03/16/22	14,633,253
9,629,000		FHLB	0.000	03/25/22	9,627,610
7,792,000		FHLB	0.000	05/25/22	7,785,164
		TOTAL GOVERNMENT AGENCY DEBT			177,280,287
REPURCHASE AGREEMENT - 0.1%
1,735,000	r	Fixed Income Clearing Corp (FICC)	0.030	02/01/22	1,735,000
		TOTAL REPURCHASE AGREEMENT			1,735,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
777,487	c	State Street Navigator Securities Lending Government Money	0.050		777,487
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			777,487
		TOTAL SHORT-TERM INVESTMENTS			179,792,774
		(Cost $179,798,750)
		TOTAL INVESTMENTS - 98.9%			2,346,652,257
		(Cost $1,715,586,517)
		OTHER ASSETS & LIABILITIES, NET - 1.1%			25,021,637
		NET ASSETS - 100.0%			$2,371,673,894
	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust
	* Non-income producing
	† Security is categorized as Level 3 in the fair value hierarchy.
	c Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $85,717,981.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/22, the aggregate value of these securities is $58,354,453 or 2.5% of net assets. h All or a portion of these securities were purchased on a delayed delivery basis.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $1,735,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 11/15/40, valued at $1,769,774.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

			TIAA-CREF FUNDS
			QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
			SCHEDULE OF INVESTMENTS (unaudited)
			January 31, 2022
SHARES		COMPANY		VALUE
COMMON STOCKS - 99.9%
AUSTRALIA - 7.3%
918,151		Abacus Property Group		$2,243,819
855,096		Accent Group Ltd		1,230,255
209,276		Ansell Ltd		3,978,741
59,212		Australian Ethical Investment Ltd		390,521
1,294,520		Bank of Queensland Ltd (ASE)		7,041,859
487,520		Bega Cheese Ltd		1,765,352
528,925		Bendigo Bank Ltd		3,230,595
1,616,260	*	Boral Ltd		6,736,555
303,281		BWX Ltd		729,398
522,699		carsales.com Ltd		8,267,665
526,571		Centuria Office REIT		806,572
646,356		Charter Hall Education Trust		1,754,903
1,968,557		Charter Hall Long Wale REIT		6,733,964
2,818,649		Cleanaway Waste Management Ltd		5,753,998
156,790		Codan Ltd		1,009,736
3,304,651	*,g	Coronado Global Resources, Inc		3,210,348
914,505		Domain Holdings Australia Ltd		3,073,358
129,523		Growthpoint Properties Australia Ltd		361,929
466,752		Healius Ltd		1,477,528
1,098,077		HomeCo Daily Needs REIT		1,059,780
1,042,290		Ingenia Communities Group		4,076,080
949,136		Macquarie CountryWide Trust		2,708,296
2,608,439	*	nearmap Ltd		2,501,680
280,591		Netwealth Group Ltd		3,038,950
2,130,702		NRW Holdings Ltd		2,407,828
1,352,571		Nufarm Ltd		4,295,542
1,244,948		Orora Ltd		3,065,252
305,550		Pact Group Holdings Ltd		505,007
26,778		Perpetual Trustees Australia Ltd		625,852
1,619,568	*	Pilbara Minerals Ltd		3,746,837
749,518	*	PointsBet Holdings Ltd		2,626,707
243,792		Premier Investments Ltd		5,002,076
3,328,979		Qube Logistics Holdings Ltd		6,869,918
894,893		Steadfast Group Ltd		2,944,863
1,279,245		Waypoint REIT		2,457,208
		TOTAL AUSTRALIA		107,728,972
AUSTRIA - 0.8%
136,019	g	BAWAG Group AG.		8,163,202
27,154		CA Immobilien Anlagen AG.		986,875
30,053	*	EVN AG.		884,666
127,102		Uniqa Versicherungen AG.		1,178,137
34,459		Wienerberger AG.		1,247,658
		TOTAL AUSTRIA		12,460,538
BELGIUM - 0.6%
28,699		Befimmo SCA Sicafi		1,075,999
88,974		Fagron NV		1,529,452
18,513		Gimv NV		1,128,528
29,305		KBC Ancora		1,412,111
20,959		Melexis NV		2,197,611
15,845		Montea C.V.A		2,191,764
		TOTAL BELGIUM		9,535,465
BRAZIL - 3.2%
1,399,150	*	Azul S.A.		7,696,498
917,400		Boa Vista Servicos S.A.		976,123
2,574,760	*	BR Malls Participacoes S.A.		4,669,392

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
1,871,000		Cia de Saneamento de Minas Gerais-COPASA	$4,633,369
464,780		Cyrela Brazil Realty S.A.	1,529,981
610,390		Dexco S.A.	1,718,486
1,664,400	*	Embraer S.A.	6,365,975
1,757,200	*	Grupo Mateus S.A.	2,021,900
848,000		Guararapes Confeccoes S.A.	2,034,523
759,700		Iochpe-Maxion S.A.	2,156,019
442,200		LOG Commercial Properties e Participacoes S.A.	2,355,025
290,600		M Dias Branco S.A.	1,265,810
631,100		Movida Participacoes S.A.	1,958,631
1,829,500		YDUQS Part	7,617,605
		TOTAL BRAZIL	46,999,337
CANADA - 7.2%
176,566		Absolute Software Corp	1,423,751
743,815	*	Baytex Energy Trust	2,761,914
88,201	*	Canfor Corp	2,003,890
276,619	*	Celestica, Inc	3,444,817
155,209		CI Financial Corp	2,880,368
1,128,377	e	Corus Entertainment, Inc	4,465,041
639,665		Crescent Point Energy Corp	4,121,352
57,766	*	dentalcorp Holdings Ltd	734,373
2,104	*	Descartes Systems Group, Inc	153,072
56,906		DREAM Unlimited Corp	1,792,036
546,040		ECN Capital Corp	2,293,871
826,006		Enerplus Corp	9,565,203
40,270		Enghouse Systems Ltd	1,418,629
572,787	*,e	Enthusiast Gaming Holdings, Inc	1,338,298
323,036		Finning International, Inc	9,006,330
305,356	e	Freehold Royalty Trust	3,158,897
100,702		Granite REIT	7,643,259
390,863		H&R Real Estate Investment Trust	3,972,741
701,846	*,e	HEXO Corp	397,537
33,913	*	Home Capital Group, Inc	960,977
158,421	*	Hut 8 Mining Corp	937,203
113,759		Interfor Corp	3,389,994
88,325		Intertape Polymer Group, Inc	1,782,273
163,305		Killam Apartment Real Estate Investment Trust	2,809,645
33,921	*	Kinaxis, Inc	4,399,870
96,695	e	Maverix Metals, Inc	412,294
8,107		Morguard Corp	836,817
17,235		Morguard North American Resid	237,546
9,514		Pet Valu Holdings Ltd	230,899
374,504		PrairieSky Royalty Ltd	4,819,955
97,715		Primaris REIT	1,089,267
146,536		Secure Energy Services, Inc	696,281
164,082		Slate Grocery REIT	1,933,641
224,835	*	Solaris Resources, Inc	2,476,254
23,380	*,g	Spin Master Corp	803,765
339		Sprott, Inc	11,905
103,240		Superior Plus Corp	1,049,334
27,313	*	Thinkific Labs, Inc	136,871
132,370	e	Timbercreek Financial Corp	992,398
339,726		Topaz Energy Corp	4,842,729
300,827	*	Torex Gold Resources, Inc	2,948,751
167,564		Tourmaline Oil Corp	5,974,118
		TOTAL CANADA	106,348,166
CHILE - 0.0%
13,952		CAP S.A.	156,643
11,581		Empresa Nacional de Telecomunicaciones S.A.	47,989
267,191		Engie Energia Chile S.A.	216,941
		TOTAL CHILE	421,573

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
CHINA - 2.0%
2,908,000		Central China Management Co Ltd	$498,288
9,054,000		China BlueChemical Ltd	2,478,580
348,000		China Shineway Pharmaceutical Group Ltd	313,267
400,000		China Water Affairs Group Ltd	467,747
3,435,000		China XLX Fertiliser Ltd	2,427,910
4,565,760	*,†,e	China Zhongwang Holdings Ltd	491,883
2,589,000		Citic 1616 Holdings Ltd	942,658
3,086,000	*	Citic Resources Holdings Ltd	198,927
1,294,000		Cofco International Ltd	535,914
6,704,000	*	Coolpad Group Ltd	272,025
1,204,000	*,e,g	CStone Pharmaceuticals	933,302
591,000	e	DaFa Properties Group Ltd	345,638
10,242,823		Fushan International Energy Group Ltd	3,142,886
31,630,000	*	GCL New Energy Holdings Ltd	705,218
13,880,000		Gemdale Properties and Investment Corp Ltd	1,549,824
538,000	g	Greentown Management Holdings Co Ltd	426,213
14,911,800	*,g	Haichang Holdings Ltd	5,515,309
1,050,000	*,g	InnoCare Pharma Ltd	1,554,664
604,000	h	JH Educational Technology, Inc	232,821
857,000		Jingrui Holdings Ltd	225,322
51,000		JNBY Design Ltd	75,221
4,329,200		KWG Living Group Holdings Ltd	1,904,469
729,000	*,g	Peijia Medical Ltd	1,034,076
9,973,000		Shui On Land Ltd	1,409,891
424,000	h	Sinopec Kantons Holdings Ltd	162,015
402,440	*	Tongdao Liepin Group	975,512
1,280,000	h	VST Holdings Ltd	1,267,990
		TOTAL CHINA	30,087,570
COLOMBIA - 0.0%
392,793		Cementos Argos S.A.	641,259
		TOTAL COLOMBIA	641,259
DENMARK - 0.9%
37,023		Chemometec A.S.	3,838,530
15,938	*	Jyske Bank	938,784
21,624	*	Nilfisk Holding A.S.	760,742
24,496	*	PER Aarsleff A.S.	1,103,748
10,605		Royal Unibrew A.S.	1,219,208
102,125	g	Scandinavian Tobacco Group A.S.	2,201,525
87,836		Sydbank AS	3,100,392
		TOTAL DENMARK	13,162,929
FINLAND - 1.0%
189,143		Kesko Oyj (B Shares)	5,973,737
8,264		Nokian Renkaat Oyj	279,405
1,048,567	*	Outokumpu Oyj	6,793,568
68,600		Sanoma-WSOY Oyj	1,036,135
40,525		Tokmanni Group Corp	847,956
		TOTAL FINLAND	14,930,801
FRANCE - 1.5%
64,678	g	ALD S.A.	969,229
72,847	*	Beneteau S.A.	1,214,611
368,462	*	Elis S.A.	6,730,940
32,834	*	Eramet	3,403,225
21,761		Inter Parfums S.A.	1,653,456
28,401		Korian-Medica	622,636
31,378		Sa des Ciments Vicat	1,300,313
26,395	*	Solutions 30 SE	208,267
293,017		SPIE S.A.	6,796,395
		TOTAL FRANCE	22,899,072

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
GERMANY - 3.7%
276,867		Aixtron AG.	$5,756,879
1,903	e,g	ALDER Group S.A.	22,507
4,079		Amadeus Fire AG	760,334
182,257	*	Borussia Dortmund GmbH & Co KGaA	883,647
5,494		Cewe Color Holding AG.	675,140
8,777		Dermapharm Holding SE	709,782
25,703		Deutsche Beteiligungs AG.	1,066,644
72,444		DIC Asset AG.	1,246,190
1,151		Draegerwerk AG. & Co KGaA	63,565
701		Einhell Germany AG.	162,233
177,470	*	ElringKlinger AG.	2,111,452
20,206		Gerresheimer AG.	1,813,298
34,116		Hamburger Hafen und Logistik AG.	732,890
136,316		Hensoldt AG.	1,857,333
4,688		Hornbach Holding AG. & Co KGaA	718,196
136,147		Hugo Boss AG.	8,624,711
9,803	g	JOST Werke AG.	490,637
300,172	*	K&S AG.	5,730,745
3,058		KWS Saat AG.	237,624
473,916		Metro Wholesale & Food Specialist AG.	4,837,618
103,397	*	Morphosys AG.	3,311,123
2,048		New Work SE	451,716
60,295		NORMA Group	2,189,763
49,022		Patrizia Immobilien AG.	1,065,705
22,178	*	PVA TePla AG.	776,128
124,388	*	SAF-Holland SE	1,568,530
34,963		Stabilus S.A.	2,354,461
26,431		TAG Tegernsee Immobilien und Beteiligungs AG.	697,998
3,460	*	Vitesco Technologies Group AG.	171,289
112,830		Wacker Construction Equipment AG.	2,834,482
8,925		Wuestenrot & Wuerttembergische AG.	188,393
		TOTAL GERMANY	54,111,013
GREECE - 0.1%
27,104		Hellenic Petroleum S.A.	201,418
6,280		Holding CO ADMIE IPTO S.A.	17,742
47,717		Sarantis S.A.	473,380
		TOTAL GREECE	692,540
GUERNSEY, C.I. - 0.0%
371,924		BMO Commercial Property Trust Ltd	573,230
		TOTAL GUERNSEY, C.I.	573,230
HONG KONG - 1.3%
727,600		ASM Pacific Technology	7,279,606
10,858,000	*,e	Beijing Energy International Holding Co Ltd	363,059
1,019,000		BOCOM International Holdings Co Ltd	167,284
592,000		Canvest Environment Protection Group Co Ltd	302,958
5,950,000		Concord New Energy Group Ltd	575,177
853,000		Digital China Holdings Ltd	483,626
11,608,000	*	Glory Sun Financial Group Ltd	275,422
1,018,000		Hang Lung Group Ltd	2,265,588
1,988,500		HKBN Ltd	2,497,300
1,650,000	*	Huanxi Media Group Ltd	304,463
7,234,300		Hutchison Port Holdings Trust	1,708,792
2,162,734		K Wah International Holdings Ltd	846,746
328,000		Kerry Properties Ltd	926,556
337,500	e	LK Technology Holdings Ltd	516,486
98,000		Luk Fook Holdings International Ltd	258,304
472,000		Stella International Holdings Ltd	523,634
968,000		Viva China Holdings Ltd	162,090
		TOTAL HONG KONG	19,457,091

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
INDIA - 3.5%
181,825	*	Adani Power Ltd	$263,513
100,275	*	Aditya Birla Fashion and Retail Ltd	398,221
33,627	*	Affle India Ltd	596,594
16,457		Amara Raja Batteries Ltd	137,124
20,655		Astral Polytechnik Ltd	601,932
836,149		Brightcom Group Ltd	2,028,114
32,748		BSE Ltd	862,705
112,766		Castrol India Ltd	189,011
436,168		Central Depository Services India Ltd	8,863,845
100,793		Century Textile & Industries Ltd	1,179,494
83,869		CESC Ltd	95,607
76,795		Chambal Fertilizers & Chemicals Ltd	447,542
31,000		Computer Age Management Services Ltd	1,127,584
28,377		Coromandel International Ltd	301,471
152,950		Crompton Greaves Consumer Electricals Ltd	873,551
341,530	*	Crompton Greaves Ltd	805,525
8,439		Cummins India Ltd	107,044
34,214		Dalmia Bharat Ltd	823,116
32,308		Deepak Nitrite Ltd	973,590
53,012	*	Devyani International Ltd	120,525
188,738	*	Dhani Services Ltd	335,647
26,926		Emami Ltd	180,878
87,849		Glenmark Pharmaceuticals Ltd	575,122
21,445		Gujarat Gas Ltd	194,604
98,105	g	ICICI Securities Ltd	953,049
202,762	*	IDFC Ltd	177,071
172,226	*	IRB Infrastructure Developers Ltd	591,615
719,990	*	Jindal Steel & Power Ltd	3,775,459
45,371	*	JSL Ltd	124,723
46,867		Kaveri Seed Co Ltd	348,230
111,841		KPIT Engineering Ltd	978,963
19,188	g	L&T Technology Services Ltd	1,216,300
4,678		Linde India Ltd	172,462
63,685		MindTree Ltd	3,449,471
285		Mphasis Ltd	11,968
7,572		Multi Commodity Exchange of India Ltd	156,759
613,592		National Aluminium Co Ltd	907,509
26,393		NBCC India Ltd	16,662
14,600		NIIT Ltd	84,986
15,859	g	Nippon Life India Asset Management Ltd	73,346
135,236		NLC India Ltd	121,969
15,899		Persistent Systems Ltd	943,594
81,912		Rajesh Exports Ltd	928,561
11,100		Relaxo Footwears Ltd	183,802
3,966,123	*	Reliance Power Ltd	796,916
3,319		Route Mobile Ltd	80,514
31,687		Sonata Software Ltd	346,916
39,445		Tanla Platforms Ltd	933,036
70,551		Tata Chemicals Ltd	889,051
36,671		Tata Elxsi Ltd	3,760,245
1,588,963		Tata Power Co Ltd	5,289,520
1,362,934		Trident Ltd	1,128,087
838,073		Vakrangee Ltd	445,440
10,849		Voltas Ltd	172,948
403,752		Welspun India Ltd	772,902
40,231		Zensar Technologies Ltd	226,265
		TOTAL INDIA	52,140,698
INDONESIA - 1.0%
15,074,600	*	Bank Tabungan Negara Persero Tbk PT	1,782,657
86,134,600		Erajaya Swasembada Tbk PT	3,317,137
13,361,700		Golden Agri-Resources Ltd	2,441,493
1,571,700		Indosat Tbk PT	627,845
9,547,937		Industri Jamu Dan Farmasi Sido Muncul Tbk PT	618,488

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
5,356,200		PT AKR Corporindo Tbk	$273,009
62,328,200	*	PT Perusahaan Gas Negara Persero Tbk	6,032,776
		TOTAL INDONESIA	15,093,405
IRELAND - 0.6%
40,915	*	Bank of Ireland Group plc	275,762
487,926		Glanbia plc	6,701,722
777,314		Irish Residential Properties REIT plc	1,461,860
		TOTAL IRELAND	8,439,344
ISLE OF MAN - 0.0%
70,972	*	Kape Technologies plc	354,335
		TOTAL ISLE OF MAN	354,335
ISRAEL - 3.1%
45,224		Ashtrom Group Ltd	1,266,932
30,251		Audiocodes Ltd	895,007
15,443		Elco Holdings Ltd	1,291,177
3,121	*	Electreon Wireless Ltd	140,496
17,749	*	Fattal Holdings 1998 Ltd	2,137,271
7,914		Formula Systems 1985 Ltd	890,578
49,787		Gazit Globe Ltd	519,735
209,073		Harel Insurance Investments & Finances Ltd	2,429,539
12,547		Ituran Location and Control Ltd	301,881
58,912	*	Kornit Digital Ltd	6,189,295
17,200		Malam-Team Ltd	579,468
122,800		Maytronics Ltd	2,631,625
60,823	*	NEOGAMES S.A.	1,439,680
4,589,210	*	Oil Refineries Ltd	1,516,891
304,554		Plus500 Ltd	6,047,243
84,323		Reit Ltd	612,524
50,083		Saipens International Corp NV	1,606,157
71,673		Strauss Group Ltd	2,377,744
278,341	*	Taboola.com Ltd	1,683,963
196,529	*	Tower Semiconductor Ltd (Tel Aviv)	6,777,642
73,580		ZIM Integrated Shipping Services Ltd	4,909,258
		TOTAL ISRAEL	46,244,106
ITALY - 2.4%
61,087		ACEA S.p.A.	1,234,597
780,438	g	Anima Holding S.p.A	3,947,349
91,809		Banca IFIS S.p.A.	1,842,550
194,257		Banca Popolare di Sondrio SCARL	817,089
309,655		Buzzi Unicem S.p.A.	6,465,925
178,884	*	Cofide S.p.A.	85,009
44,989		Credito Emiliano S.p.A.	310,326
72,969		Danieli & Co S.p.A. (RSP)	1,307,078
148,610		De'Longhi S.p.A.	5,121,328
9,524		Italmobiliare S.p.A	340,724
23,735		Reply S.p.A	3,988,682
24,496		Sesa S.p.A	4,430,509
22,436		SOL S.p.A.	479,916
189,808		Tamburi Investment Partners S.p.A.	1,932,526
49,108		Tinexta S.p.A	1,744,487
30,299		Wiit S.p.A	1,070,302
		TOTAL ITALY	35,118,397
JAPAN - 17.6%
70,000		ABC-Mart, Inc	3,196,142
28,100		Aeon Delight Co Ltd	760,534
431,500		Alps Electric Co Ltd	4,706,141
39,700		Altech Corp	623,804
47,400		AOKI Holdings, Inc	241,981
312,300		Asics Corp	6,063,500
12,800		BayCurrent Consulting, Inc	4,857,837

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
105,300		Central Glass Co Ltd	$1,953,658
44,200		Chugoku Electric Power Co, Inc	347,396
1,543,600		Citizen Watch Co Ltd	6,607,261
266,700	*	COLOPL, Inc	1,468,566
16,529		Daiichi Jitsugyo Co Ltd	602,859
61,100		Daiken Corp	1,126,847
85,900		Daio Paper Corp	1,397,580
334,700	*	Dena Co Ltd	5,204,632
19,600		ESPEC Corp	348,188
164,100		Fancl Corp	4,179,374
1,484,000	*	Fujikura Ltd	8,024,243
274,500		Furukawa Electric Co Ltd	5,646,303
16,700		Fuso Chemical Co Ltd	653,370
19,900		Fuyo General Lease Co Ltd	1,319,941
107,200		Goldcrest Co Ltd	1,680,657
124,500	*	GungHo Online Entertainment Inc	2,614,418
62,900		Hankyu Department Stores, Inc	435,156
44,000		Hanwa Co Ltd	1,208,343
1,011,400		Hitachi Zosen Corp	6,733,705
25		Hoshino Resorts REIT, Inc	141,264
59,400		Inaba Denki Sangyo Co Ltd	1,376,545
64,700		Inabata & Co Ltd	974,918
70,000		Itochu Enex Co Ltd	611,507
115,800	*	Jafco Co Ltd	1,849,068
76,200		Japan Petroleum Exploration Co	1,821,180
2,500		Japan Pulp & Paper Co Ltd	87,070
31,500		Joshin Denki Co Ltd	574,064
116,700		Kanto Denka Kogyo Co Ltd	1,117,487
174,400		Kawasaki Heavy Industries Ltd	3,379,618
142,300		Kinden Corp	2,034,053
105,900		Kintetsu World Express, Inc	2,634,636
174,800		Kitz Corp	1,016,226
621,100		Kobe Steel Ltd	2,964,767
70,300		Kohnan Shoji Co Ltd	2,084,718
142,400		Komeri Co Ltd	3,320,126
1,103,800		Konica Minolta Holdings, Inc	4,652,970
16,700		Konoike Transport Co Ltd	171,090
584,000		K's Holdings Corp	5,746,957
98,400		Kura Corp	2,960,228
972,800		Kyushu Electric Power Co, Inc	7,208,234
20,300		Maruzen Showa Unyu Co Ltd	563,494
162,400		Maxell Holdings Ltd	1,741,857
15,500		Maxvalu Tokai Co Ltd	370,431
42,000		Milbon Co Ltd	1,982,999
32,800		Mimasu Semiconductor Industry Co Ltd	704,812
296,300		Mitsubishi Materials Corp	5,285,552
1,065,400	*	Mitsubishi Motors Corp	3,041,938
17,500		Mitsubishi Research Institute, Inc	569,158
95,200		Mitsui Mining & Smelting Co Ltd	2,692,059
54,800		Mitsui-Soko Co Ltd	1,141,515
87,700		Mizuno Corp	1,688,483
2,638		Mori Hills REIT Investment Corp	3,232,169
56,000		Nichiha Corp	1,384,403
227,600		Nihon Kohden Corp	6,036,636
56,000		Nihon Unisys Ltd	1,473,237
550,400		Nikon Corp	5,744,505
310,600		Nippon Electric Glass Co Ltd	7,758,887
89,700		Nippon Konpo Unyu Soko Co Ltd	1,689,771
22,100		Nippon Shokubai Co Ltd	1,040,739
18,700		Nippon Steel Trading Co Ltd	844,060
100,000		NOF Corp	4,579,014
51,500		NOK Corp	550,634
298,500	e	Nomura Co Ltd	2,390,336
996,800	*	NTN Corp	2,010,423
14,800		OBIC Business Consultants Ltd	558,143

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
1,910,500		Onward Kashiyama Co Ltd	$4,788,338
19,400		Paramount Bed Holdings Co Ltd	322,831
220,200		Park24 Co Ltd	3,331,014
26,000		Pressance Corp	475,112
92,100		Prima Meat Packers Ltd	2,022,780
58,400		Proto Corp	677,979
573,500		Rengo Co Ltd	4,279,547
13,300		Riken Keiki Co Ltd	636,320
15,700		Riken Vitamin Co Ltd	232,204
198,900		Sankyo Co Ltd	5,121,225
368,700		Sanwa Shutter Corp	3,992,676
116,800		Sanyo Special Steel Co Ltd	2,189,699
99,800		Sato Corp	1,760,068
64,000		SBS Holdings, Inc	1,974,095
20,400		Seiko Holdings Corp	381,459
32,700		Seria Co Ltd	822,903
22,900		Shiga Bank Ltd	446,172
288,100		Shikoku Electric Power Co, Inc	2,002,711
40,400		Shima Seiki Manufacturing Ltd	611,131
29,900	e	Shinwa Kaiun Kaisha Ltd	795,543
61,100		Shizuoka Gas Co Ltd	533,396
18,200		Showa Denko KK	378,083
1,021,800		Sky Perfect Jsat Corp	3,845,741
57,200		Starts Corp, Inc	1,245,387
65,700		Sumitomo Bakelite Co Ltd	3,166,095
91,400		Sun Frontier Fudousan Co Ltd	829,614
25,100		Taikisha Ltd	627,674
269,100		Takara Bio, Inc	5,398,125
13,100		Takasago International Corp	321,209
46,400		Takasago Thermal Engineering Co Ltd	775,749
200,000		Takeuchi Manufacturing Co Ltd	4,998,918
80,500	e	Tamron Co Ltd	1,754,775
8,400		Tenma Corp	183,392
184,100		Toho Pharmaceutical Co Ltd	2,878,596
123,400		Tokuyama Corp	1,964,195
52,500		Tokyo Seimitsu Co Ltd	2,226,860
190,100		Tosei Corp	1,740,481
349,500		UBE Industries Ltd	6,283,860
13,500		Uchida Yoko Co Ltd	534,532
180,700		Wacoal Holdings Corp	3,315,010
7,300		WDB Holdings Co Ltd	171,991
380,300		Yamaguchi Financial Group, Inc	2,359,755
13,700		Yokogawa Bridge Holdings Corp	255,917
		TOTAL JAPAN	260,457,579
KOREA, REPUBLIC OF - 5.2%
98,455	*	Amicogen, Inc	2,169,768
2,569	*	Cellivery Therapeutics, Inc	69,442
142,755	*	Daewoong Co Ltd	2,929,262
3,599	*	Daewoong Pharmaceutical Co Ltd	396,470
143,881	*	Daishin Securities Co Ltd	2,020,010
29,500	*	Daishin Securities Co Ltd PF	361,398
29,852	*	Dongbu HiTek Co Ltd	1,907,020
153,804	*	Dongwon Development Co Ltd	617,023
116,177	*	DoubleUGames Co Ltd	4,907,064
49,737	*	Emerson Pacific, Inc	366,835
61,075	*	Eubiologics Co Ltd	1,907,486
55,615	*	Hanwha Corp	1,387,367
2,487,675	*	Hanwha Life Insurance Co Ltd	6,116,679
74,124	*	Hyosung Corp	5,112,873
48,013	*	Hyundai Construction Equipment Co Ltd	1,573,726
102,769	*	Hyundai Marine & Fire Insurance Co Ltd	2,186,521
42,036	*	Ilyang Pharmaceutical Co Ltd	795,197
224,069	*	JB Financial Group Co Ltd	1,528,361
18,831		Kolon Industries, Inc	979,197

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY
43,838	*	KONA I Co Ltd
16,892	*	KT Skylife Co Ltd
62,359		LG Hausys Ltd
235,487		LG International Corp
131,077	*	Lock & Lock Co Ltd
8,288	*	Lotte Chilsung Beverage Co Ltd
100,799	*	LS Cable Ltd
167,488	*	LX Holdings Corp
49,801		MegaStudyEdu Co Ltd
74,216	*	Meritz Fire & Marine Insurance Co Ltd
4,012		Nong Shim Co Ltd
11,202	*	OCI Co Ltd
22,345	*,†	Osstem Implant Co Ltd
198,951	*	Samsung Techwin Co Ltd
179,909	*	Seah Besteel Corp
6,099		Shinyoung Securities Co Ltd
559,157	*	SK Networks Co Ltd
41,344		TES Co Ltd
2,526		Value Added Technologies Co Ltd
5,234	*	Youngone Holdings Co Ltd
TOTAL KOREA, REPUBLIC OF
LUXEMBOURG - 0.3%
514,375		SES S.A.
TOTAL LUXEMBOURG
MALAYSIA - 0.7%
4,024,400		Frontken Corp BHD
405,800	*	Greatech Technology Bhd
2,245,900	*	Hong Seng Consolidated Bhd
619,100		IOI Properties Group BHD
2,477,909	g	Lotte Chemical Titan Holding BHD
226,700		Malaysian Pacific Industries BHD
392,200		ViTrox Corp BHD
4,526,800		YTL Corp BHD
TOTAL MALAYSIA
MALTA - 0.2%
89,115	*	Kambi Group plc
83,985		Kindred Group plc
TOTAL MALTA
MEXICO - 0.3%
538,900		Bolsa Mexicana de Valores S.A. de C.V.
264,700		Corp Inmobiliaria Vesta SAB de C.V.
112,900		Grupo Cementos de Chihuahua SAB de C.V.
625,100		Grupo Comercial Chedraui S.a. DE C.V.
622,900	g	Macquarie Mexico Real Estate Management SA de CV
TOTAL MEXICO
NETHERLANDS - 1.3%
85,852		Brunel International NV
667,243	*,e	Fugro NV
317,416	*,e	Meltwater Holding BV
322,717	*	OCI NV
68,631	g	Signify NV
TOTAL NETHERLANDS
NEW ZEALAND - 0.2%
377,000		Kiwi Property Group Ltd
599,687		Oceania Healthcare Ltd
186,655		Summerset Group Holdings Ltd
TOTAL NEW ZEALAND

VALUE

$1,042,710 114,950 2,906,703 4,829,237 1,110,075 1,027,721 4,246,925 1,325,924 3,437,787 2,858,623 1,082,851 843,079 1,322,535 8,065,251 2,289,310 305,720 2,117,559 880,096 69,836 214,042

77,422,633

3,957,616

3,957,616

3,107,047

511,327

1,480,990

150,874

1,320,210

2,161,529

768,084

600,257

10,100,318

2,310,380

975,691

3,286,071

919,066

501,349

796,014

1,257,897

725,630

4,199,956

1,054,942

5,335,563

830,351

8,832,084

3,635,309

19,688,249

282,415

467,562

1,504,490

2,254,467

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
NORWAY - 2.0%
211,698	g	Fjordkraft Holding ASA	$902,658
750,444		Golden Ocean Group Ltd	6,837,177
947,838	*,e	Kahoot! AS.	3,805,536
273,461	*,e	LINK Mobility Group Holding ASA	419,802
2,211,519	*	MPC Container Ships AS.	7,508,616
110,934	*	Nordic Semiconductor ASA	3,286,965
41,086		Protector Forsikring ASA	547,269
118,000	g	Sbanken ASA	1,247,133
42,781		Sparebank Oestlandet	710,364
151,643		Sparebanken Nord-Norge	1,909,604
350,767	*	Vaccibody AS.	2,224,338
		TOTAL NORWAY	29,399,462
PHILIPPINES - 0.0%
315,600		Semirara Mining & Power Corp	155,091
		TOTAL PHILIPPINES	155,091
POLAND - 0.4%
91,078		Asseco Poland S.A.	1,831,269
45,985		Bank Handlowy w Warszawie S.A.	711,824
33,849		Ciech S.A.	350,040
634,715	*	Enea S.A.	1,195,478
126,502	*	Grupa Azoty S.A.	1,100,810
1,026		LiveChat Software S.A.	27,321
39,127		Warsaw Stock Exchange	388,689
		TOTAL POLAND	5,605,431
PORTUGAL - 0.0%
22,453		Corticeira Amorim SGPS S.A.	258,221
		TOTAL PORTUGAL	258,221
RUSSIA - 0.0%
102,615		Sistema PJSFC (GDR)	530,520
		TOTAL RUSSIA	530,520
SINGAPORE - 0.8%
6,884,400		Frasers Logistics & Industrial Trust	7,003,829
66,500		Haw Par Corp Ltd	573,031
819,100		Olam International Ltd	1,023,472
440,900		Overseas Union Enterprise Ltd	431,758
1,195,600		Raffles Medical Group Ltd	1,132,809
1,831,700		Sasseur Real Estate Investment Trust	1,080,149
		TOTAL SINGAPORE	11,245,048
SOUTH AFRICA - 0.6%
5,120		DataTec Ltd	12,702
232,839	*	Distell Group Holdings Ltd	2,562,205
3,469,953		Life Healthcare Group Holdings Pte Ltd	5,102,208
323,660	*	Massmart Holdings Ltd	1,163,870
		TOTAL SOUTH AFRICA	8,840,985
SPAIN - 1.4%
121,934		Acerinox S.A.	1,553,832
27,007	*	AmRest Holdings SE	166,248
341,648	g	ContourGlobal plc	858,313
19,866		Corp Financiera Alba	1,169,061
15,177,386	*	Distribuidora Internacional de Alimentacion S.A.	266,917
382,324		Faes Farma S.A. (Sigma)	1,471,542
194,460	e	Fluidra S.A.	6,192,019
194,427		Inmobiliaria Colonial S.A.	1,716,876
27,761		Laboratorios Farmaceuticos Rovi S.A	2,039,702
8,562	g	Neinor Homes S.A.	104,270

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
74,212		Viscofan S.A.	$4,498,000
		TOTAL SPAIN	20,036,780
SWEDEN - 5.9%
196,062	g	AcadeMedia AB	1,138,218
187,893		AddTech AB	3,475,804
74,373		AF AB	1,668,059
79,431	g	Ambea AB	440,822
483,654		Arjo AB	4,833,603
56,052		Beijer Alma AB	1,424,389
426,015		Billerud AB	6,773,629
48,186	*,g	BioArctic AB	558,094
40,484		Biotage AB	826,634
301,318		Bonava AB	2,607,724
54,348		Bure Equity AB	1,875,237
37,825		Clas Ohlson AB (B Shares)	458,419
284,855		Cloetta AB	753,880
232,133	*	Collector AB	910,349
524,774	*,e	Embracer Group AB	5,265,230
145,808		Fagerhult AB	909,022
227,045		Getinge AB (B Shares)	8,876,454
113,712		Hexatronic Group AB	4,610,842
27,141		Investment AB Oresund	416,804
135,310		Inwido AB	2,367,819
694,404	g	LeoVegas AB	2,533,996
271,931		Lifco AB	6,374,129
58,381		Lindab International AB	1,694,876
65,661		MIPS AB	6,528,258
319,468		Nobia AB	1,745,647
160,599	g	Resurs Holding AB	659,151
645,228	e	Samhallsbyggnadsbolaget i - D	2,107,686
1,280,277		Samhallsbyggnadsbolaget i Norden AB	7,721,507
257,627	*,e	Storytel AB	4,063,548
46,514	e	SwedenCare AB	530,553
48,387		Troax Group AB	1,695,116
49,652		Wihlborgs Fastigheter AB	1,026,547
		TOTAL SWEDEN	86,872,046
SWITZERLAND - 2.6%
3,366,272	*,e	Aryzta AG.	3,864,411
460		Bucher Industries AG.	211,800
3,214		Coltene Holding AG.	382,219
30,746		DKSH Holding AG.	2,465,163
655		LEM Holding S.A.	1,638,886
578,316		OC Oerlikon Corp AG.	5,615,154
67,346		PSP Swiss Property AG.	8,165,972
8,210	*	Rieter Holding AG.	1,659,605
16,675		Tecan Group AG.	8,107,590
11,857	g	VAT Group AG.	4,835,371
27,179		Vetropack Holding AG.	1,576,999
5,055	*	V-ZUG Holding AG.	623,633
		TOTAL SWITZERLAND	39,146,803
TAIWAN - 4.3%
498,000	*	Asia Pacific Telecom Co Ltd	143,505
218,000		Chang Wah Technology Co Ltd	786,327
1,711,000		China Bills Finance Corp	1,067,280
4,080,000		ChipMOS Technologies, Inc	6,943,134
115,000		Clevo Co	128,083
17,000		eMemory Technology, Inc	992,460
343,000	*	ENNOSTAR, Inc	1,136,586
5,309,000		Evergreen International Storage & Transport Corp	5,526,708
1,207,000		Faraday Technology Corp	9,073,788
2,219,000		King Yuan Electronics Co Ltd	3,678,322
1,566,000		King's Town Bank	2,304,505

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY
265,000		KMC Kuei Meng International In
1,213,500		Lien Hwa Industrial Corp
1,343,000		Marketech International Corp
5,371,807	*	Mercuries Life Insurance Co Lt
630,100		Ruentex Industries Ltd
1,105,000		Sigurd Microelectronics Corp
51,000		Simplo Technology Co Ltd
414,000		Systex Corp
346,000		Taiwan Secom Co Ltd
247,000		Topco Scientific Co Ltd
2,575,000		TPK Holding Co Ltd
1,025,183	*	Union Bank Of Taiwan
2,146,160	*	United Renewable Energy Co Ltd/Taiwan
614,000		Wafer Works Corp
907,575		Waterland Financial Holdings
356,000		Yeun Chyang Industrial Co Ltd
TOTAL TAIWAN
THAILAND - 0.6%
857,700	*	Bangkok Life Assurance PCL (ADR)
2,447,300		Supalai PCL
2,964,900		Synnex Thailand PCL
635,800		Thonburi Healthcare Group PCL
2,985,200		Thoresen Thai Agencies PCL
816,600		TPI Polene Power PCL
916,800		TQM Corp PCL
TOTAL THAILAND
TURKEY - 0.4%
3,267,547		Haci Omer Sabanci Holding AS
181,070	g	Mavi Giyim Sanayi Ve Ticaret AS.
44,800		Turk Traktor ve Ziraat Makineleri AS
TOTAL TURKEY
UNITED ARAB EMIRATES - 0.1%
5,130,527		Dana Gas PJSC
TOTAL UNITED ARAB EMIRATES
UNITED KINGDOM - 12.4%
165,972	e	888 Holdings plc
718,377		AJ Bell plc
786,917		Alliance Pharma plc
277,330		Big Yellow Group plc
579,971		Brewin Dolphin Holdings plc
18,050		Bytes Technology Group plc
6,039,177	*	Centrica plc
11,605		Clipper Logistics plc
17,725	g	CMC Markets plc
2,241,047		Coats Group plc
54,594		Computacenter plc
33,644		Craneware plc
142,575		CVS Group plc
175,172		Derwent London plc
192,693		Diploma plc
1,355,174		Dr. Martens PLC
311,039	*	Draper Esprit plc
1,616,656		DS Smith plc
16,672		Dunelm Group plc
54,088		EMIS Group plc
745,371		Empiric Student Property plc
28,561	*	Ergomed plc
510,852	*	Frasers Group plc
120,855	*,g	Funding Circle Holdings plc
398,599		GB Group plc
518,179		Halfords Group plc

VALUE

$1,828,992 2,689,114 8,087,847 1,801,710 2,180,531 2,289,942

583,240

1,267,086

1,270,660

1,488,621

3,711,687

530,152

1,579,075

1,757,719

526,253

389,590

63,762,917

1,100,020

1,670,918

2,667,677

782,934

835,568

101,539

1,333,940

8,492,596

3,743,413

910,091

744,342

5,397,846

1,434,779

1,434,779

572,905

3,276,012

1,147,223

5,572,336

2,575,123

113,132

5,938,106

105,507

54,828

1,982,905

1,965,875

859,708

3,781,291

8,094,104

7,232,356

5,630,336

3,232,334

8,256,180

300,450

954,387

874,136

436,428

5,074,499

155,224

3,558,998

2,278,859

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY		VALUE
4,865		Helical Bar plc		$28,135
633,344		HomeServe plc		6,528,097
59,122	*	Hotel Chocolat Group Ltd		379,278
235,992		Hunting plc		685,553
199,102	g	Ibstock plc		533,522
746,887		IG Group Holdings plc		8,222,343
311,142		Intermediate Capital Group plc		8,035,423
3,448,391		IP Group plc		4,532,231
147,891		Kainos Group plc		3,040,367
21,049		Keller Group plc		241,525
1,257,192		Learning Technologies Group plc		2,825,321
2,219,757		LondonMetric Property plc		7,997,959
1,844,166		LXI REIT plc		3,658,798
2,771,271		Man Group plc		7,239,460
262,237		Ninety One plc		914,858
72,135		Numis Corp plc		312,438
202,397		PZ Cussons plc		528,049
1,161,089		QinetiQ plc		4,213,740
88,041		Rathbone Brothers		2,223,005
143,513	g	Regional REIT Ltd		172,642
468,919		Safestore Holdings plc		8,039,791
372,045		Serco Group plc		672,994
105,165		Spectris plc		4,799,062
1,395,182		Spirent Communications plc		4,659,272
436,872		Sthree plc		2,773,989
813,787		Subsea 7 S.A.		6,118,271
194,684		Tate & Lyle plc		1,862,201
92,390	*	Team17 Group plc		882,212
3,259,874		Tritax Big Box REIT plc		10,456,503
27,562		Unite Group plc		385,627
99,190		Vesuvius plc		614,712
560,456		Volex plc		2,269,511
615,377		Warehouse REIT plc		1,378,815
422,527		Watkin Jones plc		1,511,562
565,261		Wickes Group plc		1,559,970
		TOTAL UNITED KINGDOM		184,320,478
UNITED STATES - 2.4%
3,163,265		Diversified Gas & Oil plc		4,518,038
69,145		iShares Core MSCI Emerging Markets ETF		4,119,659
30,834		iShares MSCI Canada Index Fund		1,177,551
163,119	e	iShares MSCI EAFE Small-Cap ETF		11,196,488
26,373	*	MDA Ltd		195,025
123,000		Parade Technologies Ltd		9,080,994
1,021,701		Reliance Worldwide Corp Ltd		3,773,150
24,558	*	Taro Pharmaceutical Industries Ltd		1,149,806
		TOTAL UNITED STATES		35,210,711
		TOTAL COMMON STOCKS		1,479,516,444
		(Cost $1,462,695,713)
RIGHTS/WARRANTS - 0.0%
UNITED KINGDOM - 0.0%
221,299		LXI REIT PLC	03/15/22	16,427
		TOTAL UNITED KINGDOM		16,427
		TOTAL RIGHTS/WARRANTS		16,427
		(Cost $0)

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0.1%
$1,019,000		Federal Home Loan Bank (FHLB)	0.000%	02/09/22	$1,018,996
		TOTAL GOVERNMENT AGENCY DEBT			1,018,996
REPURCHASE AGREEMENT - 0.1%
1,260,000	r	Fixed Income Clearing Corp (FICC)	0.030	02/01/22	1,260,000
		TOTAL REPURCHASE AGREEMENT			1,260,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
16,806,011	c	State Street Navigator Securities Lending Government Money	0.050		16,806,011
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			16,806,011
		TOTAL SHORT-TERM INVESTMENTS			19,085,007
		(Cost $19,085,003)
		TOTAL INVESTMENTS - 101.2%			1,498,617,878
		(Cost $1,481,780,716)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(17,133,527)
		NET ASSETS - 100.0%			$1,481,484,351
	ETF	Exchange Traded Fund
	GDR	Global Depositary Receipt
	REIT	Real Estate Investment Trust
	* Non-income producing
	† Security is categorized as Level 3 in the fair value hierarchy.
	c Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,635,469.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/22, the aggregate value of these securities is $52,300,303 or 3.5% of net assets. h All or a portion of these securities were purchased on a delayed delivery basis.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $1,260,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 2/15/40, valued at $1,285,322.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - Social Choice International Equity Fund

		TIAA-CREF FUNDS
		SOCIAL CHOICE INTERNATIONAL EQUITY FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		January 31, 2022
SHARES		COMPANY	VALUE
COMMON STOCKS - 98.8%
AUSTRALIA - 6.2%
74,309		APA Group	$503,952
10,912		Aurizon Holdings Ltd	27,300
211,357		AusNet Services	388,918
327,399		Australia & New Zealand Banking Group Ltd	6,187,460
8,834		Australian Stock Exchange Ltd	523,931
90,988		BlueScope Steel Ltd	1,192,565
40,091		Brambles Ltd	275,427
8,415		Cochlear Ltd	1,153,974
111,698		Coles Group Ltd	1,283,265
114,581		Commonwealth Bank of Australia	7,641,377
51,893		Computershare Ltd	719,320
39,504		CSL Ltd	7,317,823
39,866		Dexus Property Group	290,221
75,433		Evolution Mining Ltd	189,520
298,051		Fortescue Metals Group Ltd	4,185,262
116,253		Goodman Group	1,919,538
84,960		GPT Group	301,069
17,118		IDP Education Ltd	357,807
71,463		Insurance Australia Group Ltd	215,559
115,524		Lend Lease Corp Ltd	817,511
33,263		Macquarie Group Ltd	4,347,856
190,339		Mirvac Group	352,729
170,724		Newcrest Mining Ltd	2,648,162
98,399		Northern Star Resources Ltd	586,450
2,654		Orica Ltd	26,295
469,032		Origin Energy Ltd	1,876,831
83,107		QBE Insurance Group Ltd	659,840
24,861		Ramsay Health Care Ltd	1,109,199
18,283		Reece Ltd	282,260
72,273		Seek Ltd	1,497,728
192,404		Stockland Trust Group	554,591
136,134	*	Sydney Airport	836,696
489,220		Transurban Group	4,321,879
186,464		Vicinity Centres	216,169
72,928		Wesfarmers Ltd	2,721,127
51,339		Wisetech Global Ltd	1,672,078
95,454		Woodside Petroleum Ltd	1,705,668
132,389		Woolworths Ltd	3,229,558
		TOTAL AUSTRALIA	64,136,915
AUSTRIA - 0.8%
31,796		Erste Bank der Oesterreichischen Sparkassen AG.	1,486,164
84,431		Mondi plc	2,112,394
54,048		OMV AG.	3,307,974
40,765		Voestalpine AG.	1,355,238
		TOTAL AUSTRIA	8,261,770
BELGIUM - 1.0%
48,119		KBC Groep NV	4,184,878
3,149		Solvay S.A.	379,420
32,244		UCB S.A.	3,208,447
72,342		Umicore S.A.	2,738,553
		TOTAL BELGIUM	10,511,298
CHILE - 0.3%
144,722		Antofagasta plc	2,632,686
		TOTAL CHILE	2,632,686

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
CHINA - 1.0%
984,017		BOC Hong Kong Holdings Ltd	$3,799,621
83,062		Prosus NV	6,910,415
		TOTAL CHINA	10,710,036
DENMARK - 2.4%
20,591		Ambu A.S.	436,302
6,894		Chr Hansen Holding A/S	552,867
11,290		Coloplast AS	1,641,817
18,333	*	Demant A.S.	811,113
6,389	*	Genmab AS	2,175,643
18,468		GN Store Nord	1,117,572
128,232		Novo Nordisk AS	12,755,012
3,049		Novozymes AS	209,306
21,837	g	Orsted AS	2,326,623
5,110		Pandora AS	555,660
84,060		Vestas Wind Systems A.S.	2,274,697
		TOTAL DENMARK	24,856,612
FINLAND - 0.9%
9,843		Elisa Oyj (Series A)	578,196
41,613		Kesko Oyj (B Shares)	1,314,271
93,460		Neste Oil Oyj	4,215,001
12,657		Orion Oyj (Class B)	514,668
37,810		Stora Enso Oyj (R Shares)	769,700
25,253		UPM-Kymmene Oyj	920,383
50,005		Wartsila Oyj (B Shares)	617,382
		TOTAL FINLAND	8,929,601
FRANCE - 9.9%
18,445	*	Accor S.A.	677,878
14,375	g	Amundi S.A.	1,117,459
206,629		AXA S.A.	6,544,146
8,182		BioMerieux	959,445
109,403		BNP Paribas S.A.	7,810,213
83,925		Bouygues S.A.	2,959,788
16,547		Bureau Veritas S.A.	473,448
23,233		Cap Gemini S.A.	5,223,158
58,138		CNP Assurances	1,431,077
86,159		Danone	5,372,105
23,715		Eiffage S.A.	2,491,810
32,982		Essilor International S.A.	6,239,714
13,414		Eurazeo	1,065,854
14,148		Fonciere Des Regions	1,181,472
3,308		Gecina S.A.	448,870
3,503		Hermes International	5,259,471
6,235		Kering	4,656,078
59,122		Klepierre	1,572,542
18,096		Legrand S.A.	1,841,685
22,328		L'Oreal S.A.	9,537,330
27,896		Michelin (C.G.D.E.) (Class B)	4,667,665
228,149		Orange S. A.	2,680,170
29,256		Publicis Groupe S.A.	1,982,412
2,735		SEB S.A.	415,091
128,080		Societe Generale	4,754,372
4,761		Teleperformance	1,792,941
204,271		Total S.A.	11,616,365
2,113	*	Unibail-Rodamco-Westfield	159,736
30,833	*	Unibail-Rodamco-Westfield	2,349,389
84,273		Valeo S.A.	2,358,684
77,261		Vivendi Universal S.A.	1,012,534
5,026		Wendel	545,906
		TOTAL FRANCE	101,198,808

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
GERMANY - 8.4%
15,858		Adidas-Salomon AG.	$4,351,708
35,487		Allianz AG.	9,111,377
94,755		BASF SE	7,257,180
50,699		Bayerische Motoren Werke AG.	5,366,129
20,808		Beiersdorf AG.	2,069,637
9,703		Brenntag AG.	831,317
10,890		Carl Zeiss Meditec AG.	1,751,333
89,175		Daimler AG. (Registered)	7,115,606
26,780	*	Daimler Truck Holding AG.	944,099
13,541		Deutsche Boerse AG.	2,406,945
31,570		HeidelbergCement AG.	2,196,911
38,137		Henkel KGaA	3,013,241
44,384		Henkel KGaA (Preference)	3,630,099
5,435		LEG Immobilien AG.	721,000
19,209		Merck KGaA	4,212,500
16,640		MTU Aero Engines Holding AG.	3,540,812
12,007		Muenchener Rueckver AG.	3,801,235
8,148		Puma AG. Rudolf Dassler Sport	871,449
85,898		SAP AG.	10,776,866
65,176		Siemens AG.	10,348,065
253,860		Telefonica Deutschland Holding AG.	728,774
17,544	*,g	Zalando SE	1,392,430
		TOTAL GERMANY	86,438,713
HONG KONG - 2.8%
574,400	h	AIA Group Ltd	5,996,627
366,500		CLP Holdings Ltd	3,667,750
192,081		Hang Seng Bank Ltd	3,802,782
115,638		Hong Kong Exchanges and Clearing Ltd	6,600,119
429,230		Link REIT	3,685,158
523,231		MTR Corp	2,832,158
182,468	h	Swire Pacific Ltd (Class A)	1,105,405
429,400	h	Swire Properties Ltd	1,144,661
		TOTAL HONG KONG	28,834,660
IRELAND - 0.9%
101,529		CRH plc	5,095,780
33,253		Kerry Group plc (Class A)	4,189,797
		TOTAL IRELAND	9,285,577
ISRAEL - 0.3%
345,352		Bank Hapoalim Ltd	3,583,972
		TOTAL ISRAEL	3,583,972
ITALY - 2.2%
43,717		Amplifon S.p.A.	1,858,238
152,145		Assicurazioni Generali S.p.A.	3,201,853
884,159		Enel S.p.A.	6,805,016
346,942		ENI S.p.A.	5,211,482
2,022,699		Intesa Sanpaolo S.p.A.	6,011,135
		TOTAL ITALY	23,087,724
JAPAN - 22.6%
52,900		Aeon Co Ltd	1,205,440
64,800		Ajinomoto Co, Inc	1,808,016
22,714	*	All Nippon Airways Co Ltd	479,668
137,300		Asahi Kasei Corp	1,356,239
175,800		Astellas Pharma, Inc	2,837,511
8,200		Azbil Corp	322,077
26,081		Central Japan Railway Co	3,422,104
131,965		Chugai Pharmaceutical Co Ltd	4,286,192
8,427		Dai Nippon Printing Co Ltd	202,291
9,400		Daifuku Co Ltd	652,593
187,500		Daiichi Sankyo Co Ltd	4,213,122

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
16,475		Daikin Industries Ltd	$3,458,828
57,649		Daiwa House Industry Co Ltd	1,682,380
61,159		Denso Corp	4,564,521
39,132		East Japan Railway Co	2,234,550
46,848		Eisai Co Ltd	2,346,383
936,500		ENEOS Holdings, Inc	3,729,728
3,600		Fast Retailing Co Ltd	2,118,473
43,500		Fujifilm Holdings Corp	2,916,066
28,372		Fujitsu Ltd	3,750,731
10,616		Hankyu Hanshin Holdings, Inc	309,153
61,711		Hino Motors Ltd	536,417
23,400	*	Hitachi Construction Machinery Co Ltd	594,999
24,563	*	Hitachi Metals Ltd	442,937
600		Hoshizaki Electric Co Ltd	44,337
70,141		Hulic Co Ltd	677,959
32,400		Ibiden Co Ltd	1,810,524
196,450		Inpex Holdings, Inc	1,986,010
50,600		Kajima Corp	611,127
2,900		Kansai Paint Co Ltd	60,198
55,700		Kao Corp	2,783,416
192,796		KDDI Corp	6,159,582
3,600		Keio Corp	161,930
5,200		Keisei Electric Railway Co Ltd	146,750
16,246		Keyence Corp	8,332,937
30,900		Kikkoman Corp	2,335,667
3,165	*	Kintetsu Corp	91,961
104,100		Komatsu Ltd	2,615,923
109,572		Kubota Corp	2,349,829
40,100		Kyowa Hakko Kogyo Co Ltd	999,484
7,400		Lawson, Inc	324,335
12,800		LIXIL Group Corp	292,994
114,879		Mitsubishi Chemical Holdings Corp	901,132
165,179		Mitsubishi Corp	5,608,227
189,126		Mitsubishi Estate Co Ltd	2,723,873
3,900		Mitsui Chemicals, Inc	104,304
161,100		Mitsui Fudosan Co Ltd	3,453,554
4,500		Miura Co Ltd	132,863
17,600		MS&AD Insurance Group Holdings Inc	603,671
60,500		Murata Manufacturing Co Ltd	4,548,588
53,401		NEC Corp	2,083,349
5,600		NGK Insulators Ltd	94,627
12,404		Nintendo Co Ltd	6,078,473
4,000		Nippon Express Holdings, Inc	237,055
172,000		Nippon Paint Co Ltd	1,375,555
231,454		Nippon Steel Corp	3,783,013
182,700		Nippon Telegraph & Telephone Corp	5,228,460
39,100		Nippon Yusen Kabushiki Kaisha	3,065,179
10,613		Nissin Food Products Co Ltd	752,808
20,600		Nitto Denko Corp	1,603,908
535,200	*	Nomura Holdings, Inc	2,364,271
21,100		Nomura Real Estate Holdings, Inc	494,095
166		Nomura Real Estate Master Fund, Inc	230,314
81,200		Nomura Research Institute Ltd	2,842,477
48,485		Obayashi Corp	392,832
17,921		Odakyu Electric Railway Co Ltd	316,678
14,600		Omron Corp	1,067,398
71,200		Ono Pharmaceutical Co Ltd	1,726,721
14,882		Oriental Land Co Ltd	2,590,709
72,000		ORIX Corp	1,485,153
92,900		Osaka Gas Co Ltd	1,579,893
20,800		Otsuka Corp	843,997
292,906		Panasonic Corp	3,224,750
85,429		Recruit Holdings Co Ltd	4,222,634
288,800		Resona Holdings, Inc	1,241,100
52,100		Santen Pharmaceutical Co Ltd	591,552

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
13,601		Secom Co Ltd	$957,701
6,224		Sekisui Chemical Co Ltd	108,820
17,563	e	Sekisui House Ltd	355,829
74,200		SG Holdings Co Ltd	1,575,137
22,400		Shimadzu Corp	808,231
13,068		Shimizu Corp	87,012
28,400		Shin-Etsu Chemical Co Ltd	4,751,584
28,100		Shionogi & Co Ltd	1,601,494
62,400		Shiseido Co Ltd	3,147,705
297,400		Softbank Corp	3,728,165
400		Sohgo Security Services Co Ltd	14,507
25,600		Sompo Holdings, Inc	1,197,912
103,715		Sony Corp	11,602,438
47,714		Stanley Electric Co Ltd	1,115,284
49,100		Sumisho Computer Systems Corp	830,843
360,500		Sumitomo Chemical Co Ltd	1,818,019
65,708		Sumitomo Dainippon Pharma Co Ltd	715,181
80,171		Sumitomo Metal Mining Co Ltd	3,703,074
79,200		Sumitomo Mitsui Trust Holdings, Inc	2,738,830
51,000		Suntory Beverage & Food Ltd	1,958,333
15,900		Sysmex Corp	1,513,535
7,200		Taisei Corp	236,024
78,900		TDK Corp	2,849,464
12,500		Tokyo Century Corp	616,867
15,100		Tokyo Electron Ltd	7,385,908
38,100		Tokyo Gas Co Ltd	769,305
8,300		Tokyu Corp	110,289
60,400		Toray Industries, Inc	381,717
5,724		Toto Ltd	246,363
799,375	*	Toyota Motor Corp	15,798,185
62,900		Uni-Charm Corp	2,430,676
15,300		West Japan Railway Co	641,127
5,070		Yamaha Corp	230,965
100,800		Yamaha Motor Co Ltd	2,400,401
16,486		Yaskawa Electric Corp	690,275
34,098		Yokogawa Electric Corp	558,712
641,500		Z Holdings Corp	3,257,964
		TOTAL JAPAN	231,782,471
NETHERLANDS - 3.0%
405,719		Aegon NV	2,288,861
10,289		Akzo Nobel NV	1,064,990
29,682		ASML Holding NV	20,103,455
10,464		DSM NV	1,961,586
236,962		Koninklijke KPN NV	781,621
40,340		NN Group NV	2,257,512
6,780		Randstad Holdings NV	441,064
13,734		Wolters Kluwer NV	1,397,827
		TOTAL NETHERLANDS	30,296,916
NEW ZEALAND - 0.6%
41,348	*	Auckland International Airport Ltd	196,275
72,699		Fisher & Paykel Healthcare Corp	1,337,554
141,951		Mercury NZ Ltd	521,886
176,761		Meridian Energy Ltd	509,525
79,890		Ryman Healthcare Ltd	522,387
48,013		Telecom Corp of New Zealand Ltd	137,228
36,325	*	Xero Ltd	2,942,523
		TOTAL NEW ZEALAND	6,167,378
NORWAY - 1.2%
160,606		Equinor ASA	4,427,557
87,443		Mowi ASA	2,146,193
451,048		Norsk Hydro ASA	3,466,443
118,885		Orkla ASA	1,136,113

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
77,234		Telenor ASA	$1,276,410
		TOTAL NORWAY	12,452,716
PORTUGAL - 0.5%
245,645		Energias de Portugal S.A.	1,257,484
183,960		Galp Energia SGPS S.A.	2,028,394
56,264		Jeronimo Martins SGPS S.A.	1,352,083
		TOTAL PORTUGAL	4,637,961
RUSSIA - 0.2%
72,072		Coca-Cola HBC AG.	2,387,069
		TOTAL RUSSIA	2,387,069
SAUDI ARABIA - 0.2%
21,893	*,g	Delivery Hero AG.	1,689,920
		TOTAL SAUDI ARABIA	1,689,920
SINGAPORE - 1.3%
604,508	*	Capitaland Investment Ltd	1,551,089
170,968		CapitaMall Trust	246,484
49,700		City Developments Ltd	261,073
186,991		DBS Group Holdings Ltd	4,911,668
135,800		Keppel Corp Ltd	572,561
192,200		Oversea-Chinese Banking Corp	1,789,048
357,395	*,e	Singapore Airlines Ltd	1,333,121
36,200		Singapore Exchange Ltd	250,568
367,500		Singapore Technologies Engineering Ltd	1,021,451
814,525		Singapore Telecommunications Ltd	1,476,917
40,800		UOL Group Ltd	221,257
		TOTAL SINGAPORE	13,635,237
SPAIN - 2.5%
869,700		Banco Bilbao Vizcaya Argentaria S.A.	5,552,713
1,200,830		CaixaBank S.A.	3,863,526
9,855	*	Iberdrola S.A.	112,991
606,193		Iberdrola S.A.	6,950,039
83,340		Industria De Diseno Textil S.A.	2,527,652
71,169	e	Naturgy Energy Group S.A.	2,253,374
18,137		Red Electrica Corp S.A.	365,610
323,904		Repsol YPF S.A.	4,116,043
		TOTAL SPAIN	25,741,948
SWEDEN - 3.7%
97,085		Assa Abloy AB	2,658,390
74,005		Atlas Copco AB (A Shares)	4,380,063
67,394		Atlas Copco AB (B Shares)	3,446,716
86,887		Boliden AB	3,518,275
10,733		Electrolux AB	223,324
74,299	e	Essity AB	2,094,517
96,857	e	Hennes & Mauritz AB (B Shares)	1,928,505
9,086		Husqvarna AB (B Shares)	126,331
68,163	*	Kinnevik AB	2,037,298
15,109		Lundin Petroleum AB	614,451
129,308		Sandvik AB	3,405,264
273,750		Skandinaviska Enskilda Banken AB (Class A)	3,538,722
19,911		Skanska AB (B Shares)	487,478
47,299		SKF AB (B Shares)	1,036,895
39,997		Svenska Cellulosa AB (B Shares)	696,493
141,319		Svenska Handelsbanken AB	1,506,115
38,601		Tele2 AB (B Shares)	561,647
204,463		TeliaSonera AB	805,869
204,565		Volvo AB (B Shares)	4,616,299
		TOTAL SWEDEN	37,682,652

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
SWITZERLAND - 9.7%
169,802		ABB Ltd	$5,887,337
29,361		Adecco S.A.	1,398,559
1,281		Barry Callebaut AG.	2,940,699
16,853		Clariant AG.	357,201
677		Givaudan S.A.	2,804,760
11,187		Kuehne & Nagel International AG.	3,159,063
9,002		Lonza Group AG.	6,206,356
195,058		Nestle S.A.	25,189,455
50,703		Roche Holding AG.	19,622,018
411		SGS S.A.	1,171,996
14,832		Sika AG.	5,189,332
10,307		Sonova Holdings AG	3,671,765
4,750		Swiss Life Holding	3,057,146
3,779		Swisscom AG.	2,159,982
364,582		UBS Group AG	6,762,831
16,154		Vifor Pharma AG.	2,861,633
14,962		Zurich Insurance Group AG	7,156,448
		TOTAL SWITZERLAND	99,596,581
UNITED KINGDOM - 14.2%
223,672		3i Group plc	4,165,623
58,891		Ashtead Group plc	4,212,354
130,100		Associated British Foods plc	3,434,107
101,111		AstraZeneca plc	11,762,034
38,045		AstraZeneca plc (ADR)	2,214,599
738,294		Aviva plc	4,358,887
250,567		Barratt Developments plc	2,083,975
13,058		Berkeley Group Holdings plc	745,220
239,677		British Land Co plc	1,792,192
1,662,450		BT Group plc	4,403,282
43,285		Burberry Group plc	1,098,095
208,865		CNH Industrial NV	3,183,540
63,682	*	Coca-Cola European Partners plc (Class A)	3,639,426
238,847		Compass Group plc	5,428,425
23,245		Croda International plc	2,510,412
7,785		DCC plc	654,590
440,650		GlaxoSmithKline plc	9,833,539
1,664,220		HSBC Holdings plc	11,844,817
415,163	*	Informa plc	3,140,446
50,052	*	InterContinental Hotels Group plc	3,307,105
22,639		Intertek Group plc	1,642,922
640,345		J Sainsbury plc	2,516,265
583,035	*	JD Sports Fashion plc	1,494,999
56,144		Johnson Matthey plc	1,482,689
190,476		Kingfisher plc	854,162
1,062,424		Legal & General Group plc	4,154,033
43,250		London Stock Exchange Group plc	4,234,755
297,337		National Grid plc	4,350,908
8,732		Next plc	889,666
85,043		Pearson plc	710,062
35,168		Persimmon plc	1,145,755
139,559		RELX plc	4,292,889
28,103		Schroders plc	1,288,545
172,479		Scottish & Southern Energy plc	3,711,061
170,206		Segro plc	3,000,689
77,415		St. James's Place plc	1,598,034
574,797		Standard Chartered plc	4,186,102
722,599		Standard Life Aberdeen plc	2,363,177
438,665		Taylor Wimpey plc	899,946
1,208,145		Tesco plc	4,852,721
2,839,363		Vodafone Group plc	4,985,537
58,769		Vodafone Group plc (ADR)	1,029,045
66,922	*	Whitbread plc	2,753,677

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY			VALUE
205,946		WPP plc			$3,229,340
		TOTAL UNITED KINGDOM			145,479,647
UNITED STATES - 2.0%
29,097		Ferguson plc			4,576,679
10,730	*	Fiverr International Ltd			915,376
47,412		Schneider Electric S.A.			8,031,371
45,140		Swiss Re Ltd			4,918,357
173,300		Tenaris S.A.			2,115,458
		TOTAL UNITED STATES			20,557,241
		TOTAL COMMON STOCKS			1,014,576,109
		(Cost $886,756,841)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 0.5%
$5,000,000		Federal Home Loan Bank (FHLB)	0.000%	02/09/22	4,999,978
		TOTAL GOVERNMENT AGENCY DEBT			4,999,978
TREASURY DEBT - 0.4%
4,400,000		United States Treasury Bill	0.000	02/01/22	4,400,000
		TOTAL TREASURY DEBT			4,400,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
1,120,378	c	State Street Navigator Securities Lending Government Money	0.050		1,120,378
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,120,378
		TOTAL SHORT-TERM INVESTMENTS			10,520,356
		(Cost $10,520,334)
		TOTAL INVESTMENTS - 99.8%			1,025,096,465
		(Cost $897,277,175)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			2,080,063
		NET ASSETS - 100.0%			$1,027,176,528
	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust

* Non-income producing

c Investments made with cash collateral received from securities on loan.

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,409,878.

g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/22, the aggregate value of these securities is $6,526,432 or 0.6% of net assets.

hAll or a portion of these securities were purchased on a delayed delivery basis. Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of January 31, 2022 were as follows:
	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)
MSCI EAFE Index	83	03/18/22	$9,169,407	$9,276,495	$107,088

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2022

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2.3%
70,134	*	Adient plc	$2,943,524
68,141	*	American Axle & Manufacturing Holdings, Inc	554,668
202,140	*	Aptiv plc	27,608,281
20,855	*,e	Arcimoto, Inc	127,424
183,571		BorgWarner, Inc	8,049,588
78,681	*,e	Canoo, Inc	481,528
8,929	*	Cooper-Standard Holding, Inc	183,848
101,506		Dana Inc	2,198,620
20,723	*	Dorman Products, Inc	1,940,294
119,971	*	Fisker, Inc	1,416,858
2,950,125		Ford Motor Co	59,887,537
32,192	*	Fox Factory Holding Corp	4,283,789
1,024,868	*	General Motors Co	54,041,290
183,429		Gentex Corp	5,759,671
26,007	*	Gentherm, Inc	2,272,752
182,534	*	Goodyear Tire & Rubber Co	3,783,930
119,535		Harley-Davidson, Inc	4,132,325
18,753		LCI Industries, Inc	2,309,807
45,981		Lear Corp	7,693,541
115,222	*,e	Lordstown Motors Corp	345,666
37,350	*	Modine Manufacturing Co	341,753
12,250	*	Motorcar Parts of America, Inc	202,493
17,563		Patrick Industries, Inc	1,131,057
175,122	*,e	QuantumScape Corp	2,922,786
106,755	*	Rivian Automotive, Inc	7,018,074
16,474		Standard Motor Products, Inc	788,610
20,436	*	Stoneridge, Inc	385,627
53,400	*	Tenneco, Inc	560,700
609,492	*	Tesla, Inc	570,923,346
40,432		Thor Industries, Inc	3,824,463
22,062	*	Visteon Corp	2,239,514
24,358		Winnebago Industries, Inc	1,571,578
93,443	*,e	Workhorse Group, Inc	315,837
29,312	*,e	XL Fleet Corp	62,728
13,289	*	XPEL, Inc	828,702
		TOTAL AUTOMOBILES & COMPONENTS	783,132,209
BANKS - 4.5%
12,677		1st Source Corp	632,329
15,176		Allegiance Bancshares, Inc	668,199
479		Amalgamated Financial Corp	8,148
14,015		Amerant Bancorp Inc	476,510
4,767		American National Bankshares, Inc	180,193
50,096		Ameris Bancorp	2,470,234
7,200		Arrow Financial Corp	254,736
73,957		Associated Banc-Corp	1,767,572
16,582	*	Atlantic Capital Bancshares, Inc	499,450
60,073		Atlantic Union Bankshares Corp	2,446,173
46,076	*	Axos Financial, Inc	2,372,914
42,478		Banc of California, Inc	820,675
15,213		Bancfirst Corp	1,140,214
4,227	e	Bank First Corp	295,848
5,429,207		Bank of America Corp	250,503,611
31,540		Bank of Hawaii Corp	2,714,648
6,797		Bank of Marin Bancorp	253,460
41,122		Bank of NT Butterfield & Son Ltd	1,507,121
79,731		Bank OZK	3,735,397
73,410		BankUnited	3,064,867

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
27,864		Banner Corp	$1,730,633
13,280		Bar Harbor Bankshares	405,571
38,325		Berkshire Hills Bancorp, Inc	1,134,037
13,256		Blue Ridge Bankshares, Inc	241,789
25,187		BOK Financial Corp	2,582,927
16,126	*	Bridgewater Bancshares, Inc	286,882
61,942		Brookline Bancorp, Inc	1,059,208
6,258		Business First Bancshares, Inc	171,782
19,202		Byline Bancorp, Inc	499,252
147,992		Cadence BanCorp	4,612,911
5,146		Cambridge Bancorp	460,773
11,481		Camden National Corp	570,146
197		Capital Bancorp, Inc	5,090
4,674		Capital City Bank Group, Inc	129,283
109,579		Capitol Federal Financial	1,219,614
21,751		Capstar Financial Holdings, Inc	466,559
16,499	*	Carter Bankshares, Inc	253,920
57,028		Cathay General Bancorp	2,575,384
11,400		CBTX, Inc	335,502
16,564		Central Pacific Financial Corp	482,012
1,486,006		Citigroup, Inc	96,768,711
5,365		Citizens & Northern Corp	134,769
312,252		Citizens Financial Group, Inc	16,071,610
13,730		City Holding Co	1,101,283
5,944		Civista Bancshares, Inc	143,310
8,140		CNB Financial Corp	217,419
7,192	*	Coastal Financial Corp	348,237
54,751		Columbia Banking System, Inc	1,903,692
38,006	*	Columbia Financial, Inc	804,587
101,169		Comerica, Inc	9,386,460
83,058		Commerce Bancshares, Inc	5,723,527
41,516		Community Bank System, Inc	2,965,073
14,544		Community Trust Bancorp, Inc	642,699
28,022		ConnectOne Bancorp, Inc	896,984
33,310	*	CrossFirst Bankshares, Inc	514,973
43,840		Cullen/Frost Bankers, Inc	6,181,878
20,084	*	Customers Bancorp, Inc	1,170,897
100,642		CVB Financial Corp	2,217,143
29,954		Dime Community Bancshares, Inc	1,047,192
23,669		Eagle Bancorp, Inc	1,419,430
107,673		East West Bancorp, Inc	9,296,487
128,785		Eastern Bankshares, Inc	2,741,833
5,411		Enterprise Bancorp, Inc	230,996
25,938		Enterprise Financial Services Corp	1,284,969
11,532		Equity Bancshares, Inc	369,716
81,985		Essent Group Ltd	3,741,795
12,212		Farmers National Banc Corp	213,099
27,818		FB Financial Corp	1,238,457
6,843		Federal Agricultural Mortgage Corp	833,477
111	e	Fidelity D&D Bancorp, Inc	5,842
517,120		Fifth Third Bancorp	23,079,066
25,552	*	Finance Of America Cos, Inc	95,309
9,067		Financial Institutions, Inc	292,320
163,833		First Bancorp	2,383,770
21,092		First Bancorp	926,150
7,861		First Bancorp, Inc	252,653
15,263		First Bancshares, Inc	550,536
607		First Bank	8,893
39,833		First Busey Corp	1,110,544
8,703		First Citizens Bancshares, Inc (Class A)	6,780,333
70,866		First Commonwealth Financial Corp	1,173,541
14,507		First Community Bancshares, Inc	452,763
76,443		First Financial Bancorp	1,927,128
95,945		First Financial Bankshares, Inc	4,508,456
9,059		First Financial Corp	406,659

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
29,791		First Foundation, Inc	$779,035
96,780		First Hawaiian, Inc	2,743,713
419,165		First Horizon National Corp	7,171,913
3,000		First Internet Bancorp	150,780
34,924		First Interstate Bancsystem, Inc	1,283,457
44,053		First Merchants Corp	1,869,169
12,500		First Mid-Illinois Bancshares, Inc	514,375
87,600		First Midwest Bancorp, Inc	1,819,452
12,953		First of Long Island Corp	283,800
135,658		First Republic Bank	23,548,872
4,042		Five Star Bancorp	125,302
39,546		Flagstar Bancorp, Inc	1,789,457
22,952		Flushing Financial Corp	541,897
169,927		FNB Corp	2,195,459
272		FS Bancorp, Inc	9,036
118,452		Fulton Financial Corp	2,126,213
20,011		German American Bancorp, Inc	792,436
85,641		Glacier Bancorp, Inc	4,447,337
10,717		Great Southern Bancorp, Inc	635,947
47,035		Great Western Bancorp, Inc	1,452,441
5,229		Guaranty Bancshares, Inc	185,839
65,791		Hancock Whitney Corp	3,468,502
30,069		Hanmi Financial Corp	808,255
40,940		HarborOne Northeast Bancorp, Inc	581,348
7,463		HBT Financial, Inc	138,886
31,669		Heartland Financial USA, Inc	1,647,738
57,544		Heritage Commerce Corp	716,998
29,249		Heritage Financial Corp	709,581
48,488		Hilltop Holdings, Inc	1,601,559
693		Hingham Institution for Savings	268,766
2,987		Home Bancorp, Inc	116,045
123,387		Home Bancshares, Inc	2,906,998
15,661		HomeStreet, Inc	763,474
8,504		HomeTrust Bancshares, Inc	264,730
102,627		Hope Bancorp, Inc	1,719,002
39,049		Horizon Bancorp	832,915
1,088,994		Huntington Bancshares, Inc	16,400,250
33,920		Independent Bank Corp	2,861,152
16,543		Independent Bank Corp	404,973
28,509		Independent Bank Group, Inc	2,164,403
39,726		International Bancshares Corp	1,669,684
115,647		Investors Bancorp, Inc	1,887,359
2,213,319		JPMorgan Chase & Co	328,899,203
64,314		Kearny Financial Corp	832,223
710,052		Keycorp	17,793,903
45,504		Lakeland Bancorp, Inc	861,391
20,428		Lakeland Financial Corp	1,632,810
23,838		Live Oak Bancshares, Inc	1,403,105
650		Luther Burbank Corp	8,340
97,188		M&T Bank Corp	16,461,703
13,130		Macatawa Bank Corp	118,695
9,212		Mercantile Bank Corp	354,386
14,385		Merchants Bancorp	419,323
23,658		Meta Financial Group, Inc	1,406,705
14,419		Metrocity Bankshares, Inc	371,866
5,914	*	Metropolitan Bank Holding Corp	591,400
252,629		MGIC Investment Corp	3,834,908
234		Mid Penn Bancorp, Inc	6,985
16,628		Midland States Bancorp, Inc	480,050
6,127		MidWestOne Financial Group, Inc	195,635
36,063	*	Mr Cooper Group, Inc	1,447,929
7,598		MVB Financial Corp	304,072
22,010		National Bank Holdings Corp	999,254
35,972		NBT Bancorp, Inc	1,391,397
336,415		New York Community Bancorp, Inc	3,922,599

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,504	*	Nicolet Bankshares, Inc	$698,547
62,520	*	NMI Holdings, Inc	1,546,745
33,801		Northfield Bancorp, Inc	532,704
3,437		Northrim BanCorp, Inc	151,022
90,595		Northwest Bancshares, Inc	1,278,295
53,843		OceanFirst Financial Corp	1,222,236
8,176	*	Ocwen Financial Corp	299,896
39,594		OFG Bancorp	1,095,566
67,974		Old National Bancorp	1,245,963
15,788		Old Second Bancorp, Inc	212,033
16,599		Origin Bancorp, Inc	709,109
3,740		Orrstown Financial Services, Inc	92,565
70,166		Pacific Premier Bancorp, Inc	2,683,850
86,240		PacWest Bancorp	4,004,123
11,966		Park National Corp	1,620,914
10,634		PCSB Financial Corp	198,643
10,600		Peapack Gladstone Financial Corp	390,504
31,088		PennyMac Financial Services, Inc	1,949,218
11,440		Peoples Bancorp, Inc	379,236
8,413		Peoples Financial Services Corp	426,791
330,257		People's United Financial, Inc	6,400,381
58,710		Pinnacle Financial Partners, Inc	5,677,844
398	*	Pioneer Bancorp, Inc	4,601
315,997		PNC Financial Services Group, Inc	65,092,222
61,128		Popular, Inc	5,450,784
12,596		Preferred Bank	983,244
29,544		Premier Financial Corp	881,888
5,879		Primis Financial Corp	87,362
69,992		Prosperity Bancshares, Inc	5,126,914
5,101		Provident Bancorp Inc	92,226
60,407		Provident Financial Services, Inc	1,460,037
10,985		QCR Holdings, Inc	626,584
137,907		Radian Group, Inc	3,087,738
8,732		RBB Bancorp	235,677
4,675		Red River Bancshares Inc	242,960
685,957		Regions Financial Corp	15,735,854
44,579		Renasant Corp	1,639,616
4,277		Republic Bancorp, Inc (Class A)	209,659
30,260	*	Republic First Bancorp, Inc	130,118
102,918	e	Rocket Cos, Inc	1,300,884
34,231		S&T Bancorp, Inc	1,054,657
35,885		Sandy Spring Bancorp, Inc	1,697,719
40,441		Seacoast Banking Corp of Florida	1,476,097
36,996		ServisFirst Bancshares, Inc	3,139,851
5,427		Sierra Bancorp	143,978
43,446		Signature Bank	13,234,955
20,427	*	Silvergate Capital Corp	2,200,805
84,685		Simmons First National Corp (Class A)	2,421,991
16,613		SmartFinancial, Inc	445,395
366		South Plains Financial Inc	10,588
54,315		South State Corp	4,584,729
2,839	*	Southern First Bancshares, Inc	166,365
5,867		Southern Missouri Bancorp, Inc	324,445
25,174		Southside Bancshares, Inc	1,054,791
9,690		Spirit of Texas Bancshares, Inc	269,770
153,369		Sterling Bancorp	4,032,071
18,105		Stock Yards Bancorp, Inc	1,078,696
6,059		Summit Financial Group, Inc	169,167
41,795	*	SVB Financial Group	24,404,101
114,400		Synovus Financial Corp	5,692,544
40,076	*	Texas Capital Bancshares, Inc	2,512,765
41,223		TFS Financial Corp	716,456
38,659	*	The Bancorp, Inc	1,152,811
11,508		Tompkins Financial Corp	915,576
51,695		Towne Bank	1,622,189

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
20,605		Trico Bancshares	$895,699
22,213	*	Tristate Capital Holdings, Inc	701,709
18,271	*	Triumph Bancorp, Inc	1,598,347
999,872		Truist Financial Corp	62,811,959
14,297		TrustCo Bank Corp NY	484,668
47,111		Trustmark Corp	1,534,876
34,522		UMB Financial Corp	3,398,691
161,963		Umpqua Holdings Corp	3,284,610
97,981		United Bankshares, Inc	3,461,669
80,778		United Community Banks, Inc	2,858,733
22,856		Univest Financial Corp	688,651
1,001,802		US Bancorp	58,294,858
75,868	e	UWM Holdings Corp	392,238
317,795		Valley National Bancorp	4,423,706
35,703		Veritex Holdings, Inc	1,433,475
20,949		Walker & Dunlop, Inc	2,773,857
54,015		Washington Federal, Inc	1,891,605
12,787		Washington Trust Bancorp, Inc	729,882
20,122		Waterstone Financial, Inc	410,891
68,394		Webster Financial Corp	3,885,463
3,014,287		Wells Fargo & Co	162,168,641
53,314		WesBanco, Inc	1,892,114
8,649		West Bancorporation, Inc	255,318
21,091		Westamerica Bancorporation	1,224,965
76,581		Western Alliance Bancorp	7,596,069
43,106		Wintrust Financial Corp	4,227,405
48,660		WSFS Financial Corp	2,548,811
123,398		Zions Bancorporation	8,368,852
		TOTAL BANKS	1,542,701,497
CAPITAL GOODS - 5.8%
432,333		3M Co	71,775,925
98,759		A.O. Smith Corp	7,547,163
28,938		Aaon, Inc	1,859,266
24,480	*	AAR Corp	985,810
26,386		Acuity Brands, Inc	5,053,711
44,333		Advanced Drainage Systems, Inc	5,013,619
13,104	*,e	Advent Technologies Holdings, Inc	55,561
105,448		Aecom Technology Corp	7,289,620
55,516		Aerojet Rocketdyne Holdings, Inc	2,142,362
16,966	*	Aerovironment, Inc	965,705
48,114		AGCO Corp	5,638,961
140,762	*,e	AgEagle Aerial Systems, Inc	168,914
72,297		Air Lease Corp	2,878,144
7,721		Alamo Group, Inc	1,087,503
24,539		Albany International Corp (Class A)	2,054,160
69,267		Allegion plc	8,501,139
6,418		Allied Motion Technologies, Inc	230,085
60,769		Allison Transmission Holdings, Inc	2,308,614
13,325	*	Alta Equipment Group, Inc	181,620
49,939		Altra Industrial Motion Corp	2,411,055
23,361	*	Ameresco, Inc	1,182,300
20,904	*	American Superconductor Corp	171,413
13,260	*	American Woodmark Corp	794,672
170,716		Ametek, Inc	23,348,827
175,284	*	API Group Corp	3,908,833
18,861		Apogee Enterprises, Inc	842,144
30,483		Applied Industrial Technologies, Inc	2,986,724
37,664		Arcosa, Inc	1,757,402
11,927		Argan, Inc	443,088
36,407		Armstrong World Industries, Inc	3,605,021
94,689	*	Array Technologies, Inc	998,022
18,121		Astec Industries, Inc	1,146,878
18,079	*	Astronics Corp	217,490
35,759	*	Atkore International Group, Inc	3,854,105

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
48,411	*	Axon Enterprise, Inc	$6,774,151
83,574	*	AZEK Co, Inc	2,760,449
18,636		AZZ, Inc	886,701
42,265	*	Babcock & Wilcox Enterprises, Inc	300,081
36,600		Barnes Group, Inc	1,653,222
44,573	*	Beacon Roofing Supply, Inc	2,445,721
6,549	*,e	Beam Global	86,316
29,480	*,e	Blink Charging Co	616,427
105,185	*	Bloom Energy Corp	1,586,190
11,902	*	Blue Bird Corp	184,600
6,753	*	BlueLinx Holdings, Inc	483,785
403,583	*	Boeing Co	80,813,460
28,213		Boise Cascade Co	1,981,117
140,979	*	Builders FirstSource, Inc	9,585,162
73,318		BWX Technologies, Inc	3,263,384
8,047	*	Byrna Technologies, Inc	87,793
13,838		Caesarstone Sdot-Yam Ltd	170,623
35,527		Carlisle Cos, Inc	7,938,153
646,128		Carrier Global Corp	30,807,383
408,917		Caterpillar, Inc	82,421,311
167,607	*,e	ChargePoint Holdings, Inc	2,321,357
27,074	*	Chart Industries, Inc	3,299,508
13,580	*	CIRCOR International, Inc	377,117
89,212	*	Colfax Corp	3,668,397
20,834		Columbus McKinnon Corp	901,696
27,515		Comfort Systems USA, Inc	2,470,297
24,290	*	Commercial Vehicle Group, Inc	188,005
917	*	Concrete Pumping Holdings Inc	7,529
20,442	*	Construction Partners Inc	536,398
56,775	*	Core & Main, Inc	1,365,439
30,835	*	Cornerstone Building Brands, Inc	454,816
37,358		Crane Co	3,866,927
10,578		CSW Industrials, Inc	1,174,158
107,781		Cummins, Inc	23,806,667
30,809		Curtiss-Wright Corp	4,091,127
20,124	*,e	Custom Truck One Source, Inc	165,419
209,781		Deere & Co	78,961,568
144,724	*,e	Desktop Metal, Inc	591,921
94,337		Donaldson Co, Inc	5,250,797
17,667		Douglas Dynamics, Inc	645,376
108,192		Dover Corp	18,382,903
7,712	*	Ducommun, Inc	337,400
13,025	*	DXP Enterprises, Inc	371,864
21,446	*	Dycom Industries, Inc	1,807,683
297,396		Eaton Corp	47,116,448
40,967		EMCOR Group, Inc	4,883,676
445,613		Emerson Electric Co	40,974,115
16,665		Encore Wire Corp	1,877,979
32,188	*	Energy Recovery, Inc	630,241
45,604		Enerpac Tool Group Corp	814,031
34,599		EnerSys	2,592,503
14,980		EnPro Industries, Inc	1,573,200
31,985	*	Eos Energy Enterprises, Inc	132,418
19,986		ESCO Technologies, Inc	1,594,483
2,079	*,e	EVI Industries, Inc	45,967
87,235	*	Evoqua Water Technologies Corp	3,533,017
439,023		Fastenal Co	24,883,824
47,719		Federal Signal Corp	1,861,995
101,738		Flowserve Corp	3,318,694
25,385	*	Fluence Energy, Inc	474,699
107,431	*	Fluor Corp	2,260,348
241,773		Fortive Corp	17,054,667
105,739		Fortune Brands Home & Security, Inc	9,957,442
34,335		Franklin Electric Co, Inc	2,980,278
14,638	*	FTC Solar, Inc	61,772

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
277,451	*	FuelCell Energy, Inc	$1,176,392
72,324	*	Gates Industrial Corp plc	1,118,852
27,787		GATX Corp	2,902,352
44,961	*	Generac Holdings, Inc	12,696,087
187,273		General Dynamics Corp	39,720,603
814,318		General Electric Co	76,936,765
23,256	*	Gibraltar Industries, Inc	1,274,429
11,337		Global Industrial Co	396,342
31,553	*	GMS, Inc	1,614,883
14,216		Gorman-Rupp Co	570,204
128,081		Graco, Inc	9,293,557
132,539		GrafTech International Ltd	1,389,009
34,531		Granite Construction, Inc	1,242,425
48,861	*	Great Lakes Dredge & Dock Corp	668,907
25,927		Greenbrier Cos, Inc	1,046,414
33,330		Griffon Corp	746,259
22,964		H&E Equipment Services, Inc	955,991
31,997		HEICO Corp	4,364,071
58,714		HEICO Corp (Class A)	6,440,926
24,756		Helios Technologies, Inc	1,897,052
18,478		Herc Holdings, Inc	2,964,795
64,289	*	Hexcel Corp	3,353,957
55,966		Hillenbrand, Inc	2,601,300
523,132		Honeywell International, Inc	106,970,031
297,033		Howmet Aerospace, Inc	9,234,756
42,592		Hubbell, Inc	7,977,056
29,554		Huntington Ingalls	5,532,509
29,680	*	Hydrofarm Holdings Group, Inc	582,025
88,714	*,e	Hyliion Holdings Corp	394,777
7,398		Hyster-Yale Materials Handling, Inc	332,096
361,926	*,e	Ideanomics Inc	387,261
56,675		IDEX Corp	12,210,062
9,052	*	IES Holdings, Inc	446,264
237,203		Illinois Tool Works, Inc	55,486,526
20,511	*	Infrastructure and Energy Alternatives, Inc	185,009
301,503		Ingersoll Rand, Inc	16,947,484
54,670	*,e	INNOVATE Corp	214,853
16,162		Insteel Industries, Inc	611,408
66,576		ITT, Inc	6,119,666
63,195	*	JELD-WEN Holding, Inc	1,491,402
23,637		John Bean Technologies Corp	3,190,995
532,310		Johnson Controls International plc	38,682,968
8,541		Kadant, Inc	1,784,898
23,713		Kaman Corp	947,809
65,544		Kennametal, Inc	2,265,856
92,618	*	Kratos Defense & Security Solutions, Inc	1,552,278
149,992		L3Harris Technologies, Inc	31,391,826
2,093	*	Lawson Products, Inc	101,845
26,217		Lennox International, Inc	7,435,666
44,410		Lincoln Electric Holdings, Inc	5,677,374
8,690		Lindsay Corp	1,097,113
184,979		Lockheed Martin Corp	71,980,878
19,704		Luxfer Holdings plc	336,544
26,764	*	Manitowoc Co, Inc	488,443
185,567		Masco Corp	11,751,958
17,983	*	Masonite International Corp	1,784,633
43,473	*	Mastec, Inc	3,744,329
14,899	*	Matrix Service Co	108,167
82,436		Maxar Technologies, Inc	2,144,160
214	*	Mayville Engineering Co Inc	2,455
18,531		McGrath RentCorp	1,412,248
42,663	*	Mercury Systems, Inc	2,428,378
55,725	*	Meritor, Inc	1,284,461
41,009	*	Middleby Corp	7,594,867
12,956		Miller Industries, Inc	407,725

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
21,755		Moog, Inc (Class A)	$1,658,601
77,007	*	MRC Global, Inc	570,622
34,930		MSC Industrial Direct Co (Class A)	2,851,685
47,311		Mueller Industries, Inc	2,444,086
127,783		Mueller Water Products, Inc (Class A)	1,642,012
12,614	*	MYR Group, Inc	1,186,094
3,880		National Presto Industries, Inc	319,130
161,312	*,e	Nikola Corp	1,295,335
50,241	*	NN, Inc	191,418
43,318		Nordson Corp	10,073,168
111,916		Northrop Grumman Corp	41,397,728
5,310	*	Northwest Pipe Co	150,645
82,939	*	NOW, Inc	737,328
9,531	*	NV5 Global Inc	996,847
132,908		nVent Electric plc	4,597,288
2,460		Omega Flex, Inc	349,222
52,982		Oshkosh Corp	6,029,881
320,430		Otis Worldwide Corp	27,374,335
80,311		Owens Corning, Inc	7,123,586
250,529		PACCAR, Inc	23,296,692
46,943	*	PAE, Inc	469,899
17,936		Park Aerospace Corp	242,674
96,119		Parker-Hannifin Corp	29,797,851
5,098		Park-Ohio Holdings Corp	103,184
20,227	*	Parsons Corp	615,912
125,075		Pentair plc	7,967,277
44,109	*	PGT Innovations, Inc	837,630
385,966	*	Plug Power, Inc	8,441,076
6,448		Powell Industries, Inc	192,537
1,196		Preformed Line Products Co	72,525
39,620		Primoris Services Corp	1,019,026
21,351	*	Proto Labs, Inc	1,071,393
25,421		Quanex Building Products Corp	553,924
106,237		Quanta Services, Inc	10,912,665
1,129,543		Raytheon Technologies Corp	101,873,483
19,374	*	RBC Bearings, Inc	3,496,426
52,282		Regal-Beloit Corp	8,285,651
109,515	*	Resideo Technologies, Inc	2,713,782
21,327		REV Group, Inc	286,422
85,877		Rockwell Automation, Inc	24,837,346
93,114	*,e	Romeo Power, Inc	219,749
79,526		Roper Technologies Inc	34,765,586
30,831		Rush Enterprises, Inc (Class A)	1,628,493
4,548		Rush Enterprises, Inc (Class B)	230,766
119,164	*	Sensata Technologies Holding plc	6,835,247
77,456	*	Shoals Technologies Group, Inc	1,305,908
25,668		Shyft Group, Inc	1,076,516
33,680		Simpson Manufacturing Co, Inc	3,798,767
32,886	*	SiteOne Landscape Supply, Inc	5,923,426
40,946		Snap-On, Inc	8,527,005
82,554		Spirit Aerosystems Holdings, Inc (Class A)	3,618,342
34,159	*	SPX Corp	1,782,417
33,086		SPX FLOW, Inc	2,852,013
8,839		Standex International Corp	878,155
121,582		Stanley Black & Decker, Inc	21,234,296
72,444	*,e	Stem, Inc	889,612
20,407	*	Sterling Construction Co, Inc	518,542
148,282	*	Sunrun, Inc	3,844,952
14,704		Tennant Co	1,134,708
50,935		Terex Corp	2,125,008
40,242		Textainer Group Holdings Ltd	1,480,101
170,238		Textron, Inc	11,586,398
23,343	*	Thermon Group Holdings	400,332
50,017		Timken Co	3,341,136
37,680	*	Titan International, Inc	367,380

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
14,352	*	Titan Machinery, Inc	$442,042
83,560		Toro Co	8,070,225
27,510	*	TPI Composites, Inc	332,046
179,016		Trane Technologies plc	30,987,670
5,325	*	Transcat Inc	505,396
38,421	*	TransDigm Group, Inc	23,674,636
85,787	*	Trex Co, Inc	7,846,937
69,451		Trinity Industries, Inc	1,995,327
47,705		Triton International Ltd	2,882,336
43,006	*	Triumph Group, Inc	783,569
31,741	*	Tutor Perini Corp	377,718
44,082		UFP Industries, Inc	3,520,389
53,476	*	United Rentals, Inc	17,118,737
125,362	*	Univar Solutions Inc	3,322,093
16,118		Valmont Industries, Inc	3,501,313
11,878	*	Vectrus, Inc	546,507
10,384	*	Veritiv Corp	966,543
225,098		Vertiv Holdings Co	4,695,544
16,098	*	Vicor Corp	1,518,524
119,575	*,e	View, Inc	314,482
133,647	*	Virgin Galactic Holdings, Inc	1,229,552
34,477		W.W. Grainger, Inc	17,069,907
40,766		Wabash National Corp	799,829
24,283		Watsco, Inc	6,861,404
18,807		Watts Water Technologies, Inc (Class A)	2,881,420
101,849	*	Welbilt, Inc	2,418,914
32,007	*	WESCO International, Inc	3,901,333
134,658		Westinghouse Air Brake Technologies Corp	11,971,096
2,289	*	Willis Lease Finance Corp	81,878
149,469	*	WillScot Mobile Mini Holdings Corp	5,536,332
43,741		Woodward Inc	4,823,320
130,968		Xylem, Inc	13,754,259
92,718		Zurn Water Solutions Corp	2,831,608
		TOTAL CAPITAL GOODS	1,978,014,809
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
52,190		ABM Industries, Inc	2,175,801
34,633	*	Acacia Research (Acacia Technologies)	155,849
69,788		ACCO Brands Corp	568,074
124,350		ADT, Inc	943,816
37,650	*	ASGN Inc	4,324,855
10,334	*	Atlas Technical Consultants, Inc	100,343
5,507		Barrett Business Services, Inc	352,448
100,150		Booz Allen Hamilton Holding Co	7,684,510
38,542		Brady Corp (Class A)	2,001,101
35,982	*	BrightView Holdings, Inc	477,481
36,672		Brink's Co	2,558,972
17,696	*	CACI International, Inc (Class A)	4,379,052
36,142	*	Casella Waste Systems, Inc (Class A)	2,746,069
41,462	*	CBIZ, Inc	1,601,677
16,964	*	Ceco Environmental Corp	107,043
14,083	*	Cimpress plc	946,659
65,069		Cintas Corp	25,476,466
317,176	*	Clarivate Analytics plc	5,220,717
38,125	*	Clean Harbors, Inc	3,528,469
154,728	*	Copart, Inc	19,998,594
104,364	*	CoreCivic, Inc	1,055,120
291,054	*	CoStar Group, Inc	20,420,349
4,636		CRA International, Inc	394,338
32,030		Deluxe Corp	964,103
36,162	*	Driven Brands Holdings, Inc	1,021,577
124,613	*	Dun & Bradstreet Holdings, Inc	2,499,737
6,396		Ennis, Inc	121,076
89,694		Equifax, Inc	21,505,033
36,758		Exponent, Inc	3,491,275

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
65,544	*	First Advantage Corp	$1,109,004
8,467	*	Forrester Research, Inc	465,854
9,450	*	Franklin Covey Co	442,355
24,532	*	FTI Consulting, Inc	3,577,011
63,399	*	Harsco Corp	995,364
58,399		Healthcare Services Group	1,062,278
15,494		Heidrick & Struggles International, Inc	678,172
8,521	*	Heritage-Crystal Clean, Inc	243,786
57,994		Herman Miller, Inc	2,239,728
32,645		HNI Corp	1,369,131
18,175	*	Huron Consulting Group, Inc	801,881
100,644	*	IAA, Inc	4,622,579
14,707		ICF International, Inc	1,388,194
283,705		IHS Markit Ltd	33,133,907
26,945		Insperity, Inc	2,897,396
41,965		Interface, Inc	556,456
94,945		Jacobs Engineering Group, Inc	12,359,940
103,138	*	KAR Auction Services, Inc	1,466,622
107,081		KBR, Inc	4,647,315
26,308		Kelly Services, Inc (Class A)	449,341
15,300		Kforce, Inc	1,050,651
27,589		Kimball International, Inc (Class B)	270,924
40,417		Korn/Ferry International	2,682,880
12,823	*	Legalzoom.com, Inc	203,629
105,771		Leidos Holdings, Inc	9,461,216
41,289		Manpower, Inc	4,329,977
21,378		Mantech International Corp (Class A)	1,544,347
24,504		Matthews International Corp (Class A)	860,580
15,831	*	Mistras Group, Inc	106,384
16,885	*	Montrose Environmental Group, Inc	772,826
30,579		MSA Safety, Inc	4,201,555
273,193		Nielsen NV	5,152,420
8,365		NL Industries, Inc	54,373
136,262		Pitney Bowes, Inc	839,374
154,208		Republic Services, Inc	19,686,193
32,640		Resources Connection, Inc	568,915
81,108		Robert Half International, Inc	9,186,292
168,955		Rollins, Inc	5,212,262
53,555	*	RR Donnelley & Sons Co	590,176
45,185		Science Applications International Corp	3,706,526
18,282	*	SP Plus Corp	515,187
75,038		Steelcase, Inc (Class A)	925,969
67,998	*	Stericycle, Inc	3,994,203
39,536		Tetra Tech, Inc	5,503,016
143,325		TransUnion	14,779,674
29,978	*	TriNet Group, Inc	2,554,126
28,337	*	TrueBlue, Inc	753,764
11,580		Unifirst Corp	2,201,242
89,145	*	Upwork, Inc	2,424,744
24,475	*	US Ecology, Inc	699,496
117,146		Verisk Analytics, Inc	22,975,845
14,763	*	Viad Corp	556,122
7,784		VSE Corp	401,499
318,429		Waste Management, Inc	47,904,459
8,181	*	Willdan Group, Inc	257,374
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	388,255,138
CONSUMER DURABLES & APPAREL - 1.3%
22,121		Acushnet Holdings Corp	1,033,051
10,079	*	American Outdoor Brands, Inc	167,110
49,843	*,e	AMMO, Inc	231,272
6,074		Bassett Furniture Industries, Inc	112,733
58,151	*	Beazer Homes USA, Inc	1,060,674
57,863		Brunswick Corp	5,253,382
87,520	*	Callaway Golf Co	2,088,227

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
113,428	*	Capri Holdings Ltd	$6,813,620
32,879		Carter's, Inc	3,061,692
6,161	*	Cavco Industries, Inc	1,660,020
22,201		Century Communities, Inc	1,461,936
18,432		Clarus Corp	415,273
29,797		Columbia Sportswear Co	2,767,247
45,741	*	Crocs, Inc	4,693,941
20,615	*	Deckers Outdoor Corp	6,601,541
247,095		DR Horton, Inc	22,045,816
3,923		Escalade, Inc	56,099
18,468		Ethan Allen Interiors, Inc	465,578
5,192		Flexsteel Industries, Inc	129,333
39,827	*	Fossil Group, Inc	441,681
111,697		Garmin Ltd	13,897,341
213,483	*,e	Genius Brands International, Inc	187,801
34,007	*	G-III Apparel Group Ltd	923,970
98,454	*	GoPro, Inc	872,302
22,959	*	Green Brick Partners, Inc	543,669
7,328	e	Hamilton Beach Brands Holding Co	101,566
231,743		Hanesbrands, Inc	3,731,062
90,407		Hasbro, Inc	8,360,839
29,464	*	Hayward Holdings, Inc	580,146
18,508	*	Helen of Troy Ltd	3,874,280
6,882		Hooker Furniture Corp	151,679
5,577	*	Hovnanian Enterprises, Inc	540,300
16,849		Installed Building Products, Inc	1,866,701
21,578	*	iRobot Corp	1,413,791
4,650		Johnson Outdoors, Inc	419,523
47,236		KB Home	1,995,721
39,908		Kontoor Brands, Inc	1,967,065
17,760	*	Latham Group, Inc	296,237
34,974		La-Z-Boy, Inc	1,283,896
171	*	Legacy Housing Corp	4,234
103,147		Leggett & Platt, Inc	4,110,408
205,663		Lennar Corp (Class A)	19,766,271
14,807		Lennar Corp (Class B)	1,195,369
17,151	*	LGI Homes, Inc	2,135,471
4,217		Lifetime Brands, Inc	65,363
9,027	*	Lovesac Co	486,104
84,674	*	Lululemon Athletica, Inc	28,260,794
21,271	*	M/I Homes, Inc	1,127,150
16,019	*	Malibu Boats, Inc	1,051,808
7,010		Marine Products Corp	85,943
14,223	*	MasterCraft Boat Holdings, Inc	361,691
267,846	*	Mattel, Inc	5,603,338
42,608		MDC Holdings, Inc	2,159,800
20,052	*	Meritage Homes Corp	2,045,906
42,818	*	Mohawk Industries, Inc	6,759,678
11,843		Movado Group, Inc	439,020
23,664	*	Nautilus, Inc	120,686
295,246		Newell Brands Inc	6,852,660
933,717		Nike, Inc (Class B)	138,255,476
2,366	*	NVR, Inc	12,604,203
12,110		Oxford Industries, Inc	997,743
210,622	*	Peloton Interactive, Inc	5,756,299
17,540	*,e	PLBY Group, Inc	278,711
43,835		Polaris Inc	4,935,383
200,791		Pulte Homes, Inc	10,579,678
37,888	*	Purple Innovation, Inc	315,228
54,210		PVH Corp	5,150,492
35,188		Ralph Lauren Corp	3,900,238
5,184		Rocky Brands, Inc	221,772
102,295	*	Skechers U.S.A., Inc (Class A)	4,296,390
37,638	*	Skyline Champion Corp	2,534,543
40,917		Smith & Wesson Brands, Inc	698,862

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
93,242	*	Sonos, Inc	$2,351,563
61,788		Steven Madden Ltd	2,541,958
13,251		Sturm Ruger & Co, Inc	890,865
12,297		Superior Uniform Group, Inc	251,228
214,769		Tapestry, Inc	8,150,484
70,134	*	Taylor Morrison Home Corp	2,152,412
135,318		Tempur Sealy International, Inc	5,387,010
87,165		Toll Brothers, Inc	5,140,120
25,656	*	TopBuild Corp	5,968,868
17,016	*	Traeger, Inc	173,393
90,288	*	TRI Pointe Homes, Inc	2,149,757
37,338	*	Tupperware Brands Corp	575,752
144,146	*	Under Armour, Inc (Class A)	2,714,269
147,983	*	Under Armour, Inc (Class C)	2,366,248
14,350	*	Unifi, Inc	272,793
11,195	*	Universal Electronics, Inc	397,311
25,970	*	Vera Bradley, Inc	212,694
243,895		VF Corp	15,904,393
42,574	*	Vista Outdoor, Inc	1,642,505
20,638	*	VOXX International Corp (Class A)	228,050
44,357	*,e	Vuzix Corp	289,651
46,341		Whirlpool Corp	9,740,415
62,932		Wolverine World Wide, Inc	1,667,069
63,837	*	YETI Holdings, Inc	4,186,430
		TOTAL CONSUMER DURABLES & APPAREL	452,080,065
CONSUMER SERVICES - 2.1%
53,962	*	2U, Inc	870,947
44,163	*	Accel Entertainment, Inc	556,895
40,945	*	Adtalem Global Education, Inc	1,204,602
14,657	*	American Public Education, Inc	313,513
176,604		ARAMARK Holdings Corp	6,055,751
24,631	*	Bally's Corp	880,312
613	*	Biglari Holdings, Inc (B Shares)	72,640
16,786	*	BJ's Restaurants, Inc	505,091
65,891	*	Bloomin' Brands, Inc	1,339,564
8,447	*	Bluegreen Vacations Holding Corp	253,157
30,870	*	Booking Holdings, Inc	75,820,733
63,869	*	Boyd Gaming Corp	3,797,651
47,078	*	Bright Horizons Family Solutions	6,045,286
34,204	*	Brinker International, Inc	1,135,915
151,553	*	Caesars Entertainment, Inc	11,539,245
645,390	*	Carnival Corp	12,785,176
14,388		Carriage Services, Inc	724,004
35,074		Carrols Restaurant Group, Inc	86,633
20,956	*	Century Casinos, Inc	208,512
32,657	*	Cheesecake Factory	1,165,202
107,831	*	Chegg, Inc	2,854,287
20,926	*	Chipotle Mexican Grill, Inc (Class A)	31,087,247
20,989		Choice Hotels International, Inc	3,009,823
27,506		Churchill Downs, Inc	5,784,512
15,044	*	Chuy's Holdings, Inc	379,259
43,972	*	Coursera, Inc	893,071
17,634		Cracker Barrel Old Country Store, Inc	2,100,915
98,166		Darden Restaurants, Inc	13,730,478
31,883	*	Dave & Buster's Entertainment, Inc	1,141,093
22,730		Del Taco Restaurants, Inc	283,443
51,535	*	Denny's Corp	798,792
13,988		Dine Brands Global Inc.	949,086
27,407		Domino's Pizza, Inc	12,460,593
222,730	*	DraftKings, Inc	4,920,106
62,693	*,e	Drive Shack, Inc	87,770
12,624	*	El Pollo Loco Holdings, Inc	168,404
8,166	*,e	Esports Technologies, Inc	98,155
65,861	*	Everi Holdings, Inc	1,302,072

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
107,811	*	Expedia Group, Inc	$19,760,678
13,910	*	Fiesta Restaurant Group, Inc	131,728
65,408	*	frontdoor, Inc	2,374,310
24,732	*	Full House Resorts, Inc	218,384
30,220	*	GAN Ltd	208,216
10,084	*	Golden Entertainment, Inc	453,578
24,465	*	Golden Nugget Online Gaming, Inc	196,699
2,907		Graham Holdings Co	1,730,014
34,604	*	Grand Canyon Education, Inc	2,895,663
116,879		H&R Block, Inc	2,671,854
34,888	*,e	Hall of Fame Resort & Entertainment Co	40,470
64,895	*	Hilton Grand Vacations, Inc	3,170,770
203,996	*	Hilton Worldwide Holdings, Inc	29,601,860
86,472	*	Houghton Mifflin Harcourt Co	1,557,361
30,993	*	Hyatt Hotels Corp	2,839,269
72,603		International Game Technology plc	1,943,582
17,850		Jack in the Box, Inc	1,625,242
4,617	*	Kura Sushi USA, Inc	213,075
255,312	*	Las Vegas Sands Corp	11,182,666
73,350		Laureate Education, Inc	927,877
28,594	*	Life Time Group Holdings, Inc	429,482
19,909	*	Lindblad Expeditions Holdings, Inc	335,865
207,151	*	Marriott International, Inc (Class A)	33,376,169
32,099		Marriott Vacations Worldwide Corp	5,212,236
562,738		McDonald's Corp	146,002,374
305,949		MGM Resorts International	13,070,141
30,221	*	Mister Car Wash, Inc	519,801
9,918	*	Monarch Casino & Resort, Inc	613,924
1,621		Nathan's Famous, Inc	87,339
4,184	*	NEOGAMES S.A.	99,035
30,778	*	Noodles & Co	258,843
275,605	*,e	Norwegian Cruise Line Holdings Ltd	5,740,852
14,188	*	ONE Group Hospitality, Inc	178,769
40,465	*	OneSpaWorld Holdings Ltd	417,599
23,983		Papa John's International, Inc	2,960,701
122,715	*	Penn National Gaming, Inc	5,597,031
53,516	*	Perdoceo Education Corp	589,746
63,164	*	Planet Fitness, Inc	5,598,857
21,263	*	PlayAGS, Inc	165,639
17,418	*,e	Portillo's, Inc	462,448
32,460	*	PowerSchool Holdings, Inc	531,695
6,723		RCI Hospitality Holdings, Inc	469,736
11,986	*	Red Robin Gourmet Burgers, Inc	176,793
44,870		Red Rock Resorts, Inc	1,997,612
166,432	*	Royal Caribbean Cruises Ltd	12,950,074
39,579	*	Rush Street Interactive, Inc	401,331
33,773	*	Ruth's Hospitality Group Inc	676,473
71,278	*	Scientific Games Corp (Class A)	4,112,741
39,441	*	SeaWorld Entertainment, Inc	2,349,895
116,192		Service Corp International	7,171,370
28,420	*	Shake Shack, Inc	1,877,709
59,980	*	Six Flags Entertainment Corp	2,368,610
887,068		Starbucks Corp	87,216,526
38,315	*,e	StoneMor, Inc	95,787
18,420		Strategic Education, Inc	1,098,937
31,895	*	Stride, Inc	1,118,558
24,593	*	Target Hospitality Corp	81,403
92,748	*	Terminix Global Holdings, Inc	4,001,149
52,910		Texas Roadhouse, Inc (Class A)	4,517,985
65,334		Travel & Leisure Co	3,710,971
30,016		Vail Resorts, Inc	8,317,434
69,287	*	Vivint Smart Home, Inc	498,866
143,392		Wendy's	3,302,318
22,035		Wingstop, Inc	3,376,864
40,606	*	WW International Inc	511,636

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
70,675		Wyndham Hotels & Resorts, Inc	$5,933,166
80,585	*	Wynn Resorts Ltd	6,885,988
323,956		Yum China Holdings, Inc	15,604,960
222,022		Yum! Brands, Inc	27,790,494
		TOTAL CONSUMER SERVICES	722,017,163
DIVERSIFIED FINANCIALS - 5.3%
31,621		Affiliated Managers Group, Inc	4,623,306
405,643		AGNC Investment Corp	6,040,024
11,648		Alerus Financial Corp	330,046
265,951		Ally Financial, Inc	12,691,182
6,316		A-Mark Precious Metals, Inc	390,960
474,930		American Express Co	85,401,913
84,799		Ameriprise Financial, Inc	25,805,184
987,268		Annaly Capital Management, Inc	7,799,417
106,416		Apollo Commercial Real Estate Finance, Inc	1,452,578
282,054		Apollo Global Management, Inc	19,743,780
96,282		Arbor Realty Trust, Inc	1,685,898
27,305		Ares Commercial Real Estate Corp	401,110
111,698		Ares Management Corp	8,904,565
60,138		ARMOUR Residential REIT, Inc	564,094
37,490		Artisan Partners Asset Management, Inc	1,619,943
17,886	*	Assetmark Financial Holdings, Inc	429,085
2,527		Associated Capital Group, Inc	113,462
3,923	*	Atlanticus Holdings Corp	252,288
14,956		B. Riley Financial, Inc	920,841
26,431		Banco Latinoamericano de Exportaciones S.A. (Class E)	435,583
566,416		Bank of New York Mellon Corp	33,565,812
1,382,614	*	Berkshire Hathaway, Inc (Class B)	432,785,834
250,087		BGC Partners, Inc (Class A)	1,055,367
107,880		BlackRock, Inc	88,778,767
514,319		Blackstone Group, Inc	67,874,678
109,020		Blackstone Mortgage Trust, Inc	3,425,408
40,435	*	Blucora, Inc	655,856
31,145		Brightsphere Investment Group, Inc	672,109
63,577		BrightSpire Capital, Inc	596,988
101,143		Broadmark Realty Capital, Inc	948,721
67,189	*	Cannae Holdings, Inc	2,006,935
316,447		Capital One Financial Corp	46,432,268
125,156		Carlyle Group, Inc	6,389,214
80,182		CBOE Global Markets, Inc	9,503,972
1,133,418		Charles Schwab Corp	99,400,759
174,201		Chimera Investment Corp	2,525,914
270,523		CME Group, Inc	62,085,028
27,542		Cohen & Steers, Inc	2,300,583
21,902		Cowen Group, Inc	693,855
6,480	*	Credit Acceptance Corp	3,496,349
18,727		Curo Group Holdings Corp	268,358
2,708		Diamond Hill Investment Group, Inc	505,719
221,303		Discover Financial Services	25,615,822
22,077	*	Donnelley Financial Solutions, Inc	821,706
20,144		Dynex Capital, Inc	323,916
32,739		Ellington Financial Inc	581,772
24,831	*	Encore Capital Group, Inc	1,601,599
29,509	*	Enova International, Inc	1,188,623
279,280		Equitable Holdings, Inc	9,394,979
29,317		Evercore Inc	3,659,348
29,783	*	Ezcorp, Inc (Class A)	177,805
28,229		Factset Research Systems, Inc	11,909,533
77,672		Federated Investors, Inc (Class B)	2,571,720
30,284		FirstCash Holdings, Inc	2,110,795
44,066	*	Focus Financial Partners, Inc	2,219,164
20,886		Franklin BSP Realty Trust, Inc	281,334
222,408		Franklin Resources, Inc	7,110,384
2,457		GAMCO Investors, Inc (Class A)	55,307

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
24,464	e	GCM Grosvenor, Inc	$222,378
246,010		Goldman Sachs Group, Inc	87,254,827
42,206		Granite Point Mortgage Trust, Inc	510,693
17,463		Great Ajax Corp	227,718
40,633	*	Green Dot Corp	1,288,472
22,814		Greenhill & Co, Inc	380,538
25,919		Hamilton Lane, Inc	2,344,633
58,141		Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,411,689
39,448		Houlihan Lokey, Inc	4,192,533
61,127		Interactive Brokers Group, Inc (Class A)	4,168,250
420,622		Intercontinental Exchange Group, Inc	53,275,983
238,051		Invesco Ltd	5,394,236
426,032		Invesco Mortgage Capital, Inc	1,141,766
126,956		Janus Henderson Group plc	4,684,676
160,623		Jefferies Financial Group, Inc	5,885,227
423,692		KKR & Co, Inc	30,149,923
18,044		KKR Real Estate Finance Trust, Inc	385,059
92,781		Ladder Capital Corp	1,103,166
77,741		Lazard Ltd (Class A)	3,392,617
72,810	*	LendingClub Corp	1,365,916
9,236	*	LendingTree, Inc	1,125,314
59,180		LPL Financial Holdings, Inc	10,197,898
27,884		MarketAxess Holdings, Inc	9,605,480
329,555		MFA Financial Inc	1,525,840
46,337		Moelis & Co	2,616,650
121,462		Moody's Corp	41,661,466
1,010,315		Morgan Stanley	103,597,700
17,528		Morningstar, Inc	5,037,722
59,750		MSCI, Inc (Class A)	32,033,170
85,728		Nasdaq Inc	15,363,315
103,018		Navient Corp	1,795,604
13,437		Nelnet, Inc (Class A)	1,189,578
322,528		New Residential Investment Corp	3,434,923
309,429		New York Mortgage Trust, Inc	1,160,359
153,696		Northern Trust Corp	17,927,101
78,706		OneMain Holdings, Inc	4,065,952
78,886	*	Open Lending Corp	1,498,045
15,352	*	Oportun Financial Corp	276,490
8,014		Oppenheimer Holdings, Inc	339,713
56,587		Orchid Island Capital, Inc	228,046
80,688		PennyMac Mortgage Investment Trust	1,437,860
13,468		Piper Jaffray Cos	2,077,035
19,040		PJT Partners, Inc	1,319,853
35,342	*	PRA Group, Inc	1,643,403
51,803	*	PROG Holdings, Inc	2,062,277
9,606		Pzena Investment Management, Inc (Class A)	97,405
141,724		Raymond James Financial, Inc	15,004,320
49,956		Ready Capital Corp	711,373
92,635		Redwood Trust, Inc	1,142,190
6,059		Regional Management Corp	307,555
181,841		S&P Global, Inc	75,504,020
8,137		Sculptor Capital Management, Inc	159,485
77,582		SEI Investments Co	4,547,081
244,885		SLM Corp	4,491,191
212,308		Starwood Property Trust, Inc	5,254,623
271,239		State Street Corp	25,632,085
28,072		StepStone Group, Inc	982,801
77,008		Stifel Financial Corp	5,767,899
12,459	*	StoneX Group, Inc	817,435
403,519		Synchrony Financial	17,185,874
167,604		T Rowe Price Group, Inc	25,883,086
48,537		TPG RE Finance Trust, Inc	612,537
78,127		Tradeweb Markets, Inc	6,622,826
227,872		Two Harbors Investment Corp	1,310,264
40,431	*	Upstart Holdings, Inc	4,407,383

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
70,717		Virtu Financial, Inc	$2,187,277
5,785		Virtus Investment Partners, Inc	1,513,819
84,787		Voya Financial, Inc	5,762,125
103,714		WisdomTree Investments, Inc	581,836
3,402	*	World Acceptance Corp	642,910
		TOTAL DIVERSIFIED FINANCIALS	1,795,328,054
ENERGY - 3.3%
17,590	*,e	Aemetis, Inc	161,300
54,108	*	Alto Ingredients, Inc	280,279
1,657		Altus Midstream Co	104,441
248,241		Antero Midstream Corp	2,469,998
217,987	*	Antero Resources Corp	4,257,286
281,515		APA Corp	9,349,113
12,551	e	Arch Resources, Inc	1,187,827
232,328		Archrock, Inc	1,960,848
16,317	*	Aspen Aerogels, Inc	484,615
556,890		Baker Hughes Co	15,281,062
77,118		Berry Petroleum Co LLC	670,155
37,229		Bonanza Creek Energy, Inc	2,028,980
32,783		Brigham Minerals, Inc	709,424
10,959	*	Bristow Group, Inc	360,003
590,676		Cabot Oil & Gas Corp	12,935,804
41,026		Cactus, Inc	1,988,120
63,465		California Resources Corp	2,704,878
35,290	*,e	Callon Petroleum Co	1,744,738
133,563	*	Centennial Resource Development, Inc	1,043,127
6,408	*	Centrus Energy Corp	278,428
159,700	*	ChampionX Corp	3,577,280
171,876		Cheniere Energy, Inc	19,232,924
78,386		Chesapeake Energy Corp	5,343,574
1,458,046		Chevron Corp	191,485,181
100,851	*	Clean Energy Fuels Corp	612,166
160,470	*	CNX Resources Corp	2,379,770
68,794	*	Comstock Resources Inc	535,217
993,643		ConocoPhillips	88,056,643
26,027	*	CONSOL Energy, Inc	565,827
49,543		Continental Resources, Inc	2,573,263
22,211	*,e	Crescent Energy, Inc	294,740
25,484		CVR Energy, Inc	497,703
48,546	*	Delek US Holdings, Inc	753,434
38,146	*	Denbury, Inc	2,866,290
503,786		Devon Energy Corp	25,476,458
108,512		DHT Holdings, Inc	529,539
133,288		Diamondback Energy, Inc	16,815,614
14,538	*	DMC Global, Inc	586,463
26,271		Dorian LPG Ltd	312,362
24,796	*	Dril-Quip, Inc	627,091
73,118		DT Midstream, Inc	3,780,201
34,468	*	Earthstone Energy, Inc	470,833
107,406	*,e	Energy Fuels, Inc	662,695
433,029		EOG Resources, Inc	48,274,073
251,447	*	EQT Corp	5,343,249
275,115		Equitrans Midstream Corp	2,231,183
3,192,313	d	Exxon Mobil Corp	242,488,095
28,935		Falcon Minerals Corp	149,594
26,474	*	Frank's International NV	414,583
93,320	*,e	Frontline Ltd	613,112
5,476	*	FTS International, Inc	144,293
155,431	*,e	Gevo, Inc	531,574
74,372	*	Golar LNG Ltd	1,067,238
31,635	*	Green Plains Inc	966,133
669,983		Halliburton Co	20,595,277
115,013	*	Helix Energy Solutions Group, Inc	405,996
58,261		Helmerich & Payne, Inc	1,672,091

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
208,541		Hess Corp	$19,246,249
116,986		HollyFrontier Corp	4,113,228
40,015		International Seaways, Inc	583,819
1,458,617		Kinder Morgan, Inc	25,321,591
300,062	*	Kosmos Energy Ltd	1,299,268
10,423	*	Laredo Petroleum, Inc	700,009
65,694	*	Liberty Oilfield Services, Inc	794,897
105,674		Magnolia Oil & Gas Corp	2,285,729
578,485		Marathon Oil Corp	11,263,103
459,010		Marathon Petroleum Corp	32,933,967
83,724		Matador Resources Co	3,748,323
108,497		Murphy Oil Corp	3,428,505
6,541	*	Nabors Industries Ltd	677,059
21,846	*	National Energy Services Reunited Corp	216,931
20,127	e	New Fortress Energy, Inc	441,989
67,670	*	Newpark Resources, Inc	240,229
131,357	*	NexTier Oilfield Solutions, Inc	790,769
614,812		Nordic American Tankers Ltd	952,959
36,072		Northern Oil and Gas, Inc	848,413
306,141		NOV, Inc	5,026,835
15,219		Oasis Petroleum, Inc	2,061,109
636,367		Occidental Petroleum Corp	23,971,945
55,940	*	Oceaneering International, Inc	728,898
51,141	*	Oil States International, Inc	320,654
337,616		ONEOK, Inc	20,486,539
198,002		Ovintiv, Inc	7,682,478
30,460	*	Par Pacific Holdings, Inc	429,486
141,573		Patterson-UTI Energy, Inc	1,410,067
77,171	*	PBF Energy, Inc	1,222,389
75,201		PDC Energy, Inc	4,457,163
76,094	*	Peabody Energy Corp	821,815
15,324	*	Penn Virginia Corp	475,197
330,888		Phillips 66	28,055,994
162,334		Pioneer Natural Resources Co	35,533,289
67,160	*	ProPetro Holding Corp	705,852
180,442	*	Range Resources Corp	3,473,509
33,786	*	Renewable Energy Group, Inc	1,360,224
4,181	*	Rex American Resources Corp	403,174
1,710	e	Riley Exploration Permian, Inc	45,845
56,320	*	RPC, Inc	332,851
1,049,015		Schlumberger Ltd	40,985,016
41,375		Scorpio Tankers, Inc	563,114
52,003	*	Select Energy Services, Inc	346,860
89,438		SFL Corp Ltd	733,392
89,308		SM Energy Co	2,930,195
22,723		Solaris Oilfield Infrastructure, Inc	175,194
756,226	*	Southwestern Energy Co	3,327,394
27,732	*	Talos Energy, Inc	295,068
168,195		Targa Resources Investments, Inc	9,936,961
52,731	*	Teekay Corp	163,466
18,022	*,e	Teekay Tankers Ltd	192,295
261,138	*,e	Tellurian, Inc	655,456
92,761	*	Tetra Technologies, Inc	271,790
4,549		Texas Pacific Land Corp	4,890,175
30,687	*	Tidewater, Inc	435,449
179,771	*,e	Uranium Energy Corp	469,202
138,061	*,e	Ur-Energy, Inc	162,912
65,825	*	US Silica Holdings, Inc	628,629
307,232		Valero Energy Corp	25,491,039
109,415	*	W&T Offshore, Inc	468,296
29,713	*	Whiting Petroleum Corp	2,206,190
899,685		Williams Cos, Inc	26,936,569
51,846		World Fuel Services Corp	1,462,576
		TOTAL ENERGY	1,125,551,773

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
FOOD & STAPLES RETAILING - 1.3%
120,775		Albertsons Cos, Inc	$3,399,816
24,710		Andersons, Inc	941,451
106,183	*	BJ's Wholesale Club Holdings, Inc	6,527,069
28,675		Casey's General Stores, Inc	5,385,452
26,760	*	Chefs' Warehouse Holdings, Inc	798,518
333,176		Costco Wholesale Corp	168,297,193
66,176	*	Grocery Outlet Holding Corp	1,679,547
39,894	*,e	HF Foods Group Inc	276,864
10,287		Ingles Markets, Inc (Class A)	791,379
553,817		Kroger Co	24,140,883
10,760		Natural Grocers by Vitamin C	157,096
111,916	*	Performance Food Group Co	4,721,736
17,934		Pricesmart, Inc	1,280,667
45,057	*	Rite Aid Corp	478,055
29,053		SpartanNash Co	713,832
90,053	*	Sprouts Farmers Market, Inc	2,444,038
388,075		SYSCO Corp	30,328,061
43,334	*	United Natural Foods, Inc	1,680,493
169,151	*	US Foods Holding Corp	5,964,264
4,683		Village Super Market (Class A)	107,007
527,863		Walgreens Boots Alliance, Inc	26,266,463
1,081,748		Walmart, Inc	151,239,188
12,101	e	Weis Markets, Inc	728,964
		TOTAL FOOD & STAPLES RETAILING	438,348,036
FOOD, BEVERAGE & TOBACCO - 2.9%
114,071	*,e	22nd Century Group, Inc	247,534
1,393,261		Altria Group, Inc	70,889,120
36,170	*,e	AppHarvest, Inc	108,148
423,211		Archer-Daniels-Midland Co	31,740,825
48,265		B&G Foods, Inc (Class A)	1,501,041
44,201	*,e	Beyond Meat, Inc	2,878,811
7,138	*	Boston Beer Co, Inc (Class A)	3,003,885
33,183		Brown-Forman Corp (Class A)	2,078,583
133,547		Brown-Forman Corp (Class B)	9,005,074
104,578		Bunge Ltd	10,338,581
14,762		Calavo Growers, Inc	611,294
27,027		Cal-Maine Foods, Inc	1,054,053
150,289		Campbell Soup Co	6,630,751
40,051	*	Celsius Holdings, Inc	1,911,634
2,917,768		Coca-Cola Co	178,013,026
3,577		Coca-Cola Consolidated Inc	2,049,621
360,234		ConAgra Brands, Inc	12,521,734
117,681		Constellation Brands, Inc (Class A)	27,978,658
120,976	*	Darling International, Inc	7,714,640
53,661	*	Duckhorn Portfolio, Inc	1,071,074
141,805		Flowers Foods, Inc	3,988,975
25,251		Fresh Del Monte Produce, Inc	702,735
30,966	*	Freshpet, Inc	2,880,767
464,785		General Mills, Inc	31,921,434
64,307	*	Hain Celestial Group, Inc	2,349,135
112,784		Hershey Co	22,226,343
204,958		Hormel Foods Corp	9,729,356
94,942	*	Hostess Brands, Inc	1,948,210
51,132		Ingredion, Inc	4,842,200
11,897		J&J Snack Foods Corp	1,804,656
77,851		J.M. Smucker Co	10,944,294
7,570		John B. Sanfilippo & Son, Inc	598,787
181,557		Kellogg Co	11,438,091
530,317		Keurig Dr Pepper, Inc	20,125,530
511,657		Kraft Heinz Co	18,317,321
5,149	*	Laird Superfood, Inc	41,038
112,220		Lamb Weston Holdings, Inc	7,205,646
15,350		Lancaster Colony Corp	2,437,119

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
25,123	*	Landec Corp	$270,072
10,480		Limoneira Co	155,733
188,541		McCormick & Co, Inc	18,912,548
10,303	e	MGP Ingredients, Inc	779,525
27,917	*	Mission Produce, Inc	398,376
136,050		Molson Coors Brewing Co (Class B)	6,484,143
1,051,916		Mondelez International, Inc	70,509,929
275,131	*	Monster Beverage Corp	23,859,360
17,210		National Beverage Corp	768,771
101,144	*	NewAge, Inc	75,807
1,039,896		PepsiCo, Inc	180,442,754
1,170,999		Philip Morris International, Inc	120,437,247
43,159	*	Pilgrim's Pride Corp	1,207,157
44,550	*	Post Holdings, Inc	4,714,281
122,967		Primo Water Corp	2,053,549
15,185		Sanderson Farms, Inc	2,794,040
217		Seaboard Corp	828,938
4,216	*	Seneca Foods Corp	197,098
63,347	*	Simply Good Foods Co	2,231,715
35,294	*,e	Tattooed Chef, Inc	448,234
13,172		Tootsie Roll Industries, Inc	447,189
39,282	*	TreeHouse Foods, Inc	1,521,392
10,723		Turning Point Brands, Inc	377,771
213,921		Tyson Foods, Inc (Class A)	19,443,280
19,801		Universal Corp	1,077,768
44,376		Utz Brands, Inc	714,897
107,929		Vector Group Ltd	1,199,091
18,534	*	Vital Farms, Inc	306,367
28,260	*	Whole Earth Brands, Inc	267,905
		TOTAL FOOD, BEVERAGE & TOBACCO	987,774,661
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
88,031	*	1Life Healthcare, Inc	982,426
1,308,998		Abbott Laboratories	166,844,885
32,143	*	Abiomed, Inc	9,510,149
68,105	*	Acadia Healthcare Co, Inc	3,585,728
24,556	*,e	Accelerate Diagnostics, Inc	81,771
37,948	*	Accolade, Inc	724,807
78,515	*	Accuray, Inc	286,580
13,353	*,e	Acutus Medical, Inc	30,311
52,940	*	AdaptHealth Corp	1,000,566
11,376	*	Addus HomeCare Corp	908,146
16,978	*	Agiliti, Inc	324,789
125,035	*	agilon health, Inc	2,073,080
58,519	*	Align Technology, Inc	28,964,564
101,826	*	Alignment Healthcare, Inc	773,878
106,021	*	Allscripts Healthcare Solutions, Inc	2,143,745
52,892	*	Alphatec Holdings Inc	546,903
24,952	*	Amedisys, Inc	3,371,015
147,153	*	American Well Corp	696,034
111,614		AmerisourceBergen Corp	15,201,827
35,917	*	AMN Healthcare Services, Inc	3,639,829
27,895	*	Angiodynamics, Inc	603,369
184,783		Anthem, Inc	81,487,455
28,468	*,e	Apollo Medical Holdings, Inc	1,465,533
25,298	*	Apria, Inc	946,398
34,428	*	Apyx Medical Corp	395,922
205,380	*,e	Asensus Surgical, Inc	182,131
81,802	*,e	Aspira Women's Health, Inc	98,980
33,960	*	AtriCure, Inc	2,229,134
1,124		Atrion Corp	680,481
37,191	*	Avanos Medical, Inc	1,125,400
28,947	*	Aveanna Healthcare Holdings, Inc	158,919
28,753	*	AxoGen, Inc	250,439
31,383	*	Axonics Modulation Technologies, Inc	1,488,496

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
373,886		Baxter International, Inc	$31,944,820
214,929		Becton Dickinson & Co	54,622,056
18,374	*	BioLife Solutions Inc	548,280
4,973	*,e	Bioventus, Inc	64,798
1,071,592	*	Boston Scientific Corp	45,971,297
146,444	*	Brookdale Senior Living, Inc	774,689
139,920	*,e	Butterfly Network, Inc	811,536
205,231		Cardinal Health, Inc	10,583,763
31,027	*	Cardiovascular Systems, Inc	545,144
16,061	*	Castle Biosciences, Inc	694,638
93,347	*	Castlight Health, Inc	190,428
433,233	*	Centene Corp	33,688,198
219,145		Cerner Corp	19,986,024
78,579	*	Certara, Inc	2,100,417
128,984	*	Cerus Corp	691,354
188,192	*	Change Healthcare, Inc	3,703,619
12,022		Chemed Corp	5,637,236
243,763		Cigna Corp	56,177,621
14,237	*,e	ClearPoint Neuro, Inc	125,713
93,838	*	Community Health Systems, Inc	1,190,804
20,990	*	Computer Programs & Systems, Inc	594,437
21,972		Conmed Corp	3,022,908
34,984		Cooper Cos, Inc	13,934,127
6,550	*	Corvel Corp	1,153,586
78,314	*	Covetrus, Inc	1,415,134
27,007	*	Cross Country Healthcare, Inc	580,921
29,096	*	CryoLife, Inc	517,909
30,605	*,e	CryoPort, Inc	1,278,371
13,300	*	Cutera, Inc	484,253
991,518		CVS Health Corp	105,606,582
38,517	*	CytoSorbents Corp	143,283
10,207	*,e	DarioHealth Corp	89,515
45,744	*	DaVita, Inc	4,957,277
165,611		Dentsply Sirona, Inc	8,846,940
73,745	*	Dexcom, Inc	31,745,748
467,098	*	Edwards Lifesciences Corp	51,007,102
75,836		Encompass Health Corp	4,704,865
40,165		Ensign Group, Inc	3,029,646
122,671	*	Envista Holdings Corp	5,304,294
59,647	*	Evolent Health, Inc	1,414,230
74,033	*,e	Figs, Inc	1,664,262
16,372	*,e	Fulgent Genetics, Inc	1,045,680
34,373	*	Glaukos Corp	1,830,019
54,955	*	Globus Medical, Inc	3,667,147
69,110	*	Guardant Health, Inc	4,806,600
38,243	*	Haemonetics Corp	1,849,049
26,333	*	Hanger Inc	477,417
183,328		HCA Healthcare, Inc	44,007,886
33,831	*	Health Catalyst, Inc	1,009,855
62,483	*	HealthEquity, Inc	3,339,092
20,673	*	HealthStream, Inc	503,388
104,722	*	Henry Schein, Inc	7,885,567
7,123	*	Heska Corp	979,982
192,980	*	Hologic, Inc	13,554,915
98,121		Humana, Inc	38,512,492
20,344	*	iCAD, Inc	113,723
15,292	*	ICU Medical, Inc	3,262,701
62,685	*	IDEXX Laboratories, Inc	31,800,100
25,688	*	Inari Medical, Inc	1,889,609
15,740	*	InfuSystem Holdings, Inc	237,674
13,721	*,e	Innovage Holding Corp	71,624
14,364	*	Inogen, Inc	427,042
19,813	*	Inspire Medical Systems, Inc	4,384,419
49,283	*	Insulet Corp	12,222,184
25,757	*	Integer Holding Corp	2,019,606

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
55,460	*	Integra LifeSciences Holdings Corp	$3,590,480
25,524	*	Intersect ENT, Inc	699,358
267,311	*	Intuitive Surgical, Inc	75,964,440
23,166	*	Invacare Corp	52,123
161	*	iRadimed Corp	6,411
22,296	*	iRhythm Technologies, Inc	2,783,210
10,450	*	Joint Corp	564,718
71,998	*	Laboratory Corp of America Holdings	19,537,377
51,344	*	Lantheus Holdings, Inc	1,304,651
16,588		LeMaitre Vascular, Inc	701,838
23,267	*	LHC Group, Inc	2,887,435
34,055	*,e	LifeStance Health Group, Inc	259,840
40,079	*	LivaNova plc	3,010,334
37,202	*	Masimo Corp	8,179,604
115,456		McKesson Corp	29,639,864
63,632	*	MEDNAX, Inc	1,555,802
1,011,276		Medtronic plc	104,656,953
31,113	*	Meridian Bioscience, Inc	648,706
30,562	*	Merit Medical Systems, Inc	1,694,663
3,666		Mesa Laboratories, Inc	1,042,354
9,626	*	ModivCare, Inc	1,115,942
44,389	*	Molina Healthcare, Inc	12,894,117
424,360	*,e	Multiplan Corp	1,710,171
20,936	*,e	NantHealth, Inc	16,699
9,997		National Healthcare Corp	653,804
13,643		National Research Corp	567,549
26,413	*	Natus Medical, Inc	608,556
79,226	*	Neogen Corp	2,889,372
18,881	*	Neuronetics, Inc	67,594
6,842	*,e	NeuroPace, Inc	55,147
26,411	*	Nevro Corp	1,735,203
43,227	*	NextGen Healthcare, Inc	834,713
77,578	*	Novocure Ltd	5,325,730
40,332	*	NuVasive, Inc	2,097,667
64,189	*,e	Oak Street Health, Inc	1,115,605
32,580	*	Omnicell, Inc	4,891,561
5,992	*,e	Ontrak, Inc	20,732
12,737	*	OptimizeRx Corp	572,273
110,681	*	Option Care Health, Inc	2,586,615
55,936	*	OraSure Technologies, Inc	495,034
68,590	*	Ortho Clinical Diagnostics Holdings plc	1,190,722
14,962	*	Orthofix Medical Inc	454,845
10,643	*	OrthoPediatrics Corp	503,307
34,512	*	Outset Medical, Inc	1,283,501
51,188		Owens & Minor, Inc	2,154,503
63,787		Patterson Cos, Inc	1,830,049
401,150	*,e	PAVmed, Inc	689,978
19,910	*	Pennant Group, Inc	330,904
25,205	*	Penumbra, Inc	5,696,582
18,578	*,e	PetIQ, Inc	379,734
36,146	*	Phreesia, Inc	1,127,394
82,149		Premier, Inc	3,139,735
14,938	*	Privia Health Group, Inc	317,881
47,584	*	Progyny, Inc	1,927,152
19,107	*,e	Pulmonx Corp	465,255
15,571	*,e	Pulse Biosciences, Inc	189,343
90,911		Quest Diagnostics, Inc	12,274,803
27,548	*	Quidel Corp	2,847,361
47,864	*	Quotient Ltd	77,540
88,094	*	R1 RCM, Inc	2,094,875
32,981	*	RadNet, Inc	849,261
110,144		Resmed, Inc	25,178,918
10,301	*,e	Retractable Technologies, Inc	56,243
34,225	*	Schrodinger, Inc	970,279
24,695	*	SeaSpine Holdings Corp	295,846

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
87,546		Select Medical Holdings Corp	$2,033,694
313,654	*,e	Senseonics Holdings, Inc	840,593
11,192	*	Sharps Compliance Corp	75,546
30,104	*	Shockwave Medical Inc	4,364,177
24,420	*	SI-BONE, Inc	481,074
41,844	*	Sientra, Inc	117,582
27,867	*,e	Signify Health, Inc	371,467
26,274	*	Silk Road Medical Inc	862,050
11,111	e	Simulations Plus, Inc	472,440
27,452	*	SOC Telemed, Inc	19,743
34,687	*	Staar Surgical Co	2,522,439
37,108	*	Stereotaxis, Inc	204,465
63,772		STERIS plc	14,310,437
262,498		Stryker Corp	65,112,629
26,047	*	Surgery Partners, Inc	1,111,425
12,498	*	SurModics, Inc	570,909
17,723	*	Tabula Rasa HealthCare, Inc	191,231
16,594	*	Tactile Systems Technology, Inc	261,687
10,923	*	Talis Biomedical Corp	32,223
45,379	*	Tandem Diabetes Care, Inc	5,359,714
113,117	*	Teladoc, Inc	8,677,205
35,684		Teleflex, Inc	11,068,820
78,464	*	Tenet Healthcare Corp	5,815,752
34,296	*	Tivity Health, Inc	872,490
19,088	*	Transmedics Group, Inc	302,927
8,172	*	Treace Medical Concepts, Inc	148,240
19,881	*	Triple-S Management Corp (Class B)	715,517
709,217		UnitedHealth Group, Inc	335,154,678
57,679		Universal Health Services, Inc (Class B)	7,501,731
10,603		US Physical Therapy, Inc	1,026,052
1,543		Utah Medical Products, Inc	145,150
15,373	*,e	Vapotherm, Inc	248,581
28,457	*	Varex Imaging Corp	742,728
101,622	*	Veeva Systems, Inc	24,037,668
27,034	*,e	Viemed Healthcare, Inc	125,167
100,633	*	ViewRay, Inc	437,754
25,288	*	Vocera Communications, Inc	1,998,005
157,420		Zimmer Biomet Holdings, Inc	19,365,808
18,839	e	Zynex Inc	149,202
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,907,458,542
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
64,490	*	Beauty Health Co	915,758
29,715	*	BellRing Brands, Inc	723,857
8,650	*	Central Garden & Pet Co	401,273
31,768	*	Central Garden and Pet Co (Class A)	1,376,507
180,171		Church & Dwight Co, Inc	18,494,553
91,325		Clorox Co	15,329,815
635,765		Colgate-Palmolive Co	52,418,824
313,086	*	Coty, Inc	2,654,969
43,109		Edgewell Personal Care Co	1,974,392
33,082	*	elf Beauty, Inc	977,904
49,150		Energizer Holdings, Inc	1,848,532
172,717		Estee Lauder Cos (Class A)	53,851,433
82,434	*	Herbalife Nutrition Ltd	3,504,269
63,134	*	Honest Co, Inc	409,740
13,924		Inter Parfums, Inc	1,378,058
250,216		Kimberly-Clark Corp	34,442,232
8,832		Medifast, Inc	1,755,007
9,715		Nature's Sunshine Products, Inc	171,373
37,408		Nu Skin Enterprises, Inc (Class A)	1,802,692
2,626		Oil-Dri Corp of America	89,337
60,241	*	Olaplex Holdings, Inc	1,315,663
1,814,419		Procter & Gamble Co	291,123,529
5,496	*,e	Revlon, Inc (Class A)	54,410

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
37,437		Reynolds Consumer Products, Inc	$1,133,218
33,625		Spectrum Brands Holdings, Inc	3,005,403
9,753	*	USANA Health Sciences, Inc	932,192
48,983	*	Veru, Inc	254,712
10,749		WD-40 Co	2,389,073
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	494,728,725
INSURANCE - 2.1%
491,908		Aflac, Inc	30,901,661
10,439	*	Alleghany Corp	6,931,496
217,213		Allstate Corp	26,211,093
31,404	*	AMBAC Financial Group, Inc	444,995
64,805		American Equity Investment Life Holding Co	2,666,078
50,385		American Financial Group, Inc	6,564,158
622,000		American International Group, Inc	35,920,500
5,500		American National Group, Inc	1,038,345
15,389		Amerisafe, Inc	808,230
165,667		Aon plc	45,796,986
278,598	*	Arch Capital Group Ltd	12,904,659
23,843		Argo Group International Holdings Ltd	1,353,806
151,357		Arthur J. Gallagher & Co	23,905,325
45,081		Assurant, Inc	6,875,303
55,148		Assured Guaranty Ltd	2,938,837
59,084		Axis Capital Holdings Ltd	3,366,606
68,171	*	Brighthouse Financial, Inc	3,711,911
176,005		Brown & Brown, Inc	11,665,611
34,486	*	BRP Group, Inc	1,052,513
324,301		Chubb Ltd	63,978,101
109,985		Cincinnati Financial Corp	12,959,533
31,384	*,e	Citizens, Inc (Class A)	149,074
23,266		CNA Financial Corp	1,068,142
99,432		Conseco, Inc	2,479,834
563		Crawford & Co	4,284
3,646		Donegal Group, Inc (Class A)	52,320
20,297	*	eHealth, Inc	443,489
21,352		Employers Holdings, Inc	834,863
10,462	*	Enstar Group Ltd	2,773,267
18,656		Erie Indemnity Co (Class A)	3,434,570
29,461		Everest Re Group Ltd	8,349,247
197,067		Fidelity National Financial Inc	9,922,323
76,109		First American Financial Corp	5,670,882
329,920	*	Genworth Financial, Inc (Class A)	1,286,688
78,273		Globe Life, Inc	8,007,328
38,499	*	GoHealth, Inc	106,257
13,362		Goosehead Insurance, Inc	1,317,226
25,827	*	Greenlight Capital Re Ltd (Class A)	186,987
27,316		Hanover Insurance Group, Inc	3,768,515
260,297		Hartford Financial Services Group, Inc	18,707,545
4,272		HCI Group, Inc	289,941
32,368		Heritage Insurance Holdings, Inc	201,653
31,895		Horace Mann Educators Corp	1,212,329
2,871		Independence Holding Co	163,503
763		Investors Title Co	152,592
25,292		James River Group Holdings Ltd	716,269
48,650		Kemper Corp	2,918,027
16,258		Kinsale Capital Group, Inc	3,256,803
29,062	*,e	Lemonade, Inc	927,950
139,410		Lincoln National Corp	9,755,912
149,873		Loews Corp	8,941,423
9,654	*	Markel Corp	11,900,872
383,659		Marsh & McLennan Cos, Inc	58,945,369
55,135	*	MBIA, Inc	753,695
22,360		Mercury General Corp	1,222,198
532,843		Metlife, Inc	35,732,452
27,674	*	MetroMile, Inc	45,939

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,863		National Western Life Group, Inc	$398,440
5,736	*	NI Holdings, Inc	110,705
200,080		Old Republic International Corp	5,128,050
20,068	*	Palomar Holdings, Inc	1,058,587
29,124		Primerica, Inc	4,494,998
203,427		Principal Financial Group	14,862,377
43,676		ProAssurance Corp	1,046,477
443,712		Progressive Corp	48,213,746
283,487		Prudential Financial, Inc	31,628,645
52,118		Reinsurance Group of America, Inc (Class A)	5,984,710
36,472		RenaissanceRe Holdings Ltd	5,732,304
30,659		RLI Corp	3,212,450
11,864		Safety Insurance Group, Inc	976,763
47,185		Selective Insurance Group, Inc	3,722,897
101,259	*	Selectquote, Inc	748,304
62,762	*	SiriusPoint Ltd	531,594
14,283		State Auto Financial Corp	738,431
20,193		Stewart Information Services Corp	1,442,386
14,139		Tiptree Inc	175,182
186,605		Travelers Cos, Inc	31,010,019
29,700	*	Trupanion, Inc	2,828,925
12,876		United Fire Group Inc	321,127
12,036		United Insurance Holdings Corp	48,625
22,601		Universal Insurance Holdings, Inc	389,641
118,458		Unum Group	3,006,464
105,037		W.R. Berkley Corp	8,875,627
2,114		White Mountains Insurance Group Ltd	2,200,589
94,385		Willis Towers Watson plc	22,082,315
		TOTAL INSURANCE	708,665,893
MATERIALS - 2.4%
21,255		AdvanSix, Inc	894,623
166,901		Air Products & Chemicals, Inc	47,086,110
86,567		Albemarle Corp	19,108,800
138,631		Alcoa Corp	7,861,764
97,921	*	Allegheny Technologies, Inc	1,790,975
1,155,199		Amcor plc	13,873,940
22,290		American Vanguard Corp	338,139
126,372	*,e	Amyris, Inc	576,256
50,831		Aptargroup, Inc	5,962,476
84,956	*	Arconic Corp	2,627,689
15,086		Ardagh Group S.A.	363,195
107,346	*	Ardagh Metal Packaging S.A.	1,033,742
41,798		Ashland Global Holdings, Inc	4,014,280
60,599		Avery Dennison Corp	12,448,247
69,243		Avient Corp	3,446,224
160,481	*	Axalta Coating Systems Ltd	4,751,842
23,800		Balchem Corp	3,497,172
239,556		Ball Corp	23,260,888
102,708	*	Berry Global Group, Inc	6,924,573
42,596		Cabot Corp	2,342,354
36,723		Carpenter Technology Corp	1,054,685
81,117		Celanese Corp (Series A)	12,630,728
37,374	*	Century Aluminum Co	573,317
163,066		CF Industries Holdings, Inc	11,230,355
5,569		Chase Corp	528,387
126,652		Chemours Co	4,142,787
12,952	*	Clearwater Paper Corp	409,542
340,258	*	Cleveland-Cliffs, Inc	5,832,022
191,386	*	Coeur Mining, Inc	897,600
92,569		Commercial Metals Co	3,095,507
27,716		Compass Minerals International, Inc	1,480,034
92,492	*	Constellium SE	1,617,685
547,833		Corteva, Inc	26,339,811
95,329		Crown Holdings, Inc	10,905,638

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
77,919	*,e	Danimer Scientific, Inc	$390,374
38,124	*	Diversey Holdings Ltd	419,364
549,526		Dow, Inc	32,823,188
388,611		DuPont de Nemours, Inc	29,767,603
26,970		Eagle Materials, Inc	3,933,575
102,103		Eastman Chemical Co	12,143,110
189,406		Ecolab, Inc	35,882,967
178,471		Element Solutions, Inc	4,004,889
62,539	*	Ferro Corp	1,363,350
48,283	*,†	Ferroglobe plc	0
95,791		FMC Corp	10,572,453
20,138	*	Forterra, Inc	472,639
1,101,177		Freeport-McMoRan, Inc (Class B)	40,985,808
24,364		FutureFuel Corp	190,039
26,173	*	Gatos Silver, Inc	81,398
39,115	*	GCP Applied Technologies, Inc	1,247,769
38,095		Glatfelter Corp	661,329
212,728		Graphic Packaging Holding Co	4,022,687
20,864		Greif, Inc (Class A)	1,234,314
5,806		Greif, Inc (Class B)	344,876
40,341		H.B. Fuller Co	2,895,274
14,948		Hawkins, Inc	557,859
7,327		Haynes International, Inc	275,642
400,042		Hecla Mining Co	1,984,208
158,826		Huntsman Corp	5,690,736
30,978	*	Ingevity Corp	2,041,760
18,422		Innospec, Inc	1,712,509
191,358		International Flavors & Fragrances, Inc	25,243,947
281,607		International Paper Co	13,587,538
7,382	*	Intrepid Potash, Inc	286,274
12,024		Kaiser Aluminum Corp	1,151,298
14,958	*	Koppers Holdings, Inc	446,945
23,752	*	Kraton Corp	1,101,618
17,312		Kronos Worldwide, Inc	248,427
113,854	*	Livent Corp	2,619,781
65,500		Louisiana-Pacific Corp	4,351,820
191,375		LyondellBasell Industries NV	18,511,704
1,527	*	Marrone Bio Innovations, Inc	1,128
48,016		Martin Marietta Materials, Inc	18,683,986
15,968		Materion Corp	1,322,949
25,661		Minerals Technologies, Inc	1,795,500
276,724		Mosaic Co	11,055,124
57,682	*,e	MP Materials Corp	2,303,819
26,770		Myers Industries, Inc	483,734
14,884		Neenah Inc	686,152
5,513		NewMarket Corp	1,863,780
600,453		Newmont Goldcorp Corp	36,729,710
181,575	*	Novagold Resources Inc	1,198,395
217,621		Nucor Corp	22,066,769
127,895	*	O-I Glass, Inc	1,702,282
108,998		Olin Corp	5,522,929
5,860		Olympic Steel, Inc	124,759
43,249		Orion Engineered Carbons SA	739,558
69,538		Packaging Corp of America	10,474,509
30,719		Pactiv Evergreen, Inc	336,373
180,939		PPG Industries, Inc	28,262,672
38,871		PQ Group Holdings, Inc	397,650
25,097	*,e	PureCycle Technologies, Inc	149,327
10,380		Quaker Chemical Corp	2,171,185
27,104	*	Ranpak Holdings Corp	728,013
46,721	*	Rayonier Advanced Materials, Inc	291,072
46,107		Reliance Steel & Aluminum Co	7,048,838
51,084		Royal Gold, Inc	5,187,580
97,553		RPM International, Inc	8,644,171
11,406		Ryerson Holding Corp	233,823

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
19,787		Schnitzer Steel Industries, Inc (Class A)	$774,463
25,187		Schweitzer-Mauduit International, Inc	762,411
31,523		Scotts Miracle-Gro Co (Class A)	4,766,278
111,288		Sealed Air Corp	7,558,681
29,713		Sensient Technologies Corp	2,517,880
181,277		Sherwin-Williams Co	51,937,673
63,867		Silgan Holdings, Inc	2,859,964
60,678		Sonoco Products Co	3,436,802
62,684		Southern Copper Corp	4,004,881
140,352		Steel Dynamics, Inc	7,792,343
17,131		Stepan Co	1,887,151
90,890	*	Summit Materials, Inc	3,232,048
64,626		SunCoke Energy, Inc	442,688
25,984	*	Sylvamo Corp	774,063
34,451	*	TimkenSteel Corp	483,348
20,458		Tredegar Corp	240,382
33,781		Trimas Corp	1,174,228
29,350		Trinseo plc	1,571,399
86,613		Tronox Holdings plc	1,966,115
3,261	*	UFP Technologies, Inc	231,401
834		United States Lime & Minerals, Inc	105,493
198,604		United States Steel Corp	4,115,075
134,645		Valvoline, Inc	4,435,206
27,947		Verso Corp	751,215
98,689		Vulcan Materials Co	18,781,504
40,038		Warrior Met Coal, Inc	1,048,996
24,048		Westlake Chemical Corp	2,372,335
200,353		WestRock Co	9,248,294
25,911		Worthington Industries, Inc	1,403,858
59,505	*	Zymergen, Inc	309,426
		TOTAL MATERIALS	817,381,847
MEDIA & ENTERTAINMENT - 7.9%
585,635		Activision Blizzard, Inc	46,271,021
57,960	*	Advantage Solutions, Inc	421,949
226,701	*	Alphabet, Inc (Class A)	613,468,775
211,499	*	Alphabet, Inc (Class C)	574,001,941
149,920	*	Altice USA, Inc	2,161,846
387,348	*,e	AMC Entertainment Holdings, Inc	6,220,809
24,488	*	AMC Networks, Inc	1,043,923
13,100	*	Boston Omaha Corp	345,709
4,150		Cable One, Inc	6,410,629
24,134	*	Cardlytics, Inc	1,619,391
71,064	*	Cargurus, Inc	2,266,942
52,392	*	Cars.com, Inc	816,267
93,600	*	Charter Communications, Inc	55,536,624
8,724	*	Chicken Soup For The Soul Entertainment, Inc	88,723
85,356	*	Cinemark Holdings, Inc	1,288,876
274,370	*	Clear Channel	839,572
3,437,115		Comcast Corp (Class A)	171,821,379
50,683	*	comScore, Inc	153,569
19,689	*,e	CuriosityStream, Inc	87,222
470	*	Daily Journal Corp	152,275
116,507	*,e	Discovery, Inc (Class A)	3,251,710
242,499	*,e	Discovery, Inc (Class C)	6,632,348
187,181	*	DISH Network Corp (Class A)	5,877,483
217,678		Electronic Arts, Inc	28,877,163
18,495	*	Emerald Holding, Inc	60,294
91,027	*	Entercom Communications Corp	220,285
41,363		Entravision Communications Corp (Class A)	250,660
56,607	*	Eventbrite Inc	811,178
14,689	*	EverQuote Inc	241,781
41,829	*	EW Scripps Co (Class A)	857,494
32,327	*	Fluent, Inc	51,723
237,358		Fox Corp (Class A)	9,639,108

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
117,714		Fox Corp (Class B)	$4,376,607
99,363	*,e	fuboTV, Inc	1,067,159
103,352	*	Gannett Co, Inc	502,291
72,446		Gray Television, Inc	1,510,499
9,282	*	Hemisphere Media Group, Inc	60,240
58,672	*	IAC	8,011,075
84,522	*	iHeartMedia, Inc	1,703,118
38,923	*	Imax Corp	671,422
293,258		Interpublic Group of Cos, Inc	10,422,389
32,721		John Wiley & Sons, Inc (Class A)	1,660,591
6,341	*	Liberty Braves Group (Class A)	177,865
32,042	*	Liberty Braves Group (Class C)	865,134
15,098	*	Liberty Broadband Corp (Class A)	2,209,592
105,487	*	Liberty Broadband Corp (Class C)	15,655,326
18,720	*	Liberty Media Group (Class A)	1,025,856
146,674	*	Liberty Media Group (Class C)	8,834,175
63,511	*	Liberty SiriusXM Group (Class A)	2,937,384
123,155	*	Liberty SiriusXM Group (Class C)	5,730,402
71,481	*	Liberty TripAdvisor Holdings, Inc	160,832
46,102	*	Lions Gate Entertainment Corp (Class A)	722,879
89,647	*	Lions Gate Entertainment Corp (Class B)	1,307,053
106,765	*	Live Nation, Inc	11,691,835
40,603	*	LiveOne, Inc	38,098
15,250	*	Loyalty Ventures, Inc	446,977
14,125	*	Madison Square Garden Co	2,345,739
18,059	*	Madison Square Garden Entertainment Corp	1,279,119
96,667	*	Magnite, Inc	1,311,771
25,461	*,e	Marcus Corp	429,018
215,916	*	Match Group, Inc	24,333,733
15,622	*	MediaAlpha, Inc	231,987
1,781,303	*	Meta Platforms, Inc	558,010,978
48,320		National CineMedia, Inc	127,565
325,828	*	Netflix, Inc	139,174,172
122,684		New York Times Co (Class A)	4,911,041
297,765		News Corp (Class A)	6,622,294
96,522		News Corp (Class B)	2,146,649
29,383		Nexstar Media Group Inc	4,859,361
158,699		Omnicom Group, Inc	11,959,557
410,325	*	Pinterest, Inc	12,129,207
77,751	*	Playtika Holding Corp	1,324,100
42,462	*	QuinStreet, Inc	683,214
87,361	*	Roku, Inc	14,331,572
23,182		Scholastic Corp	950,926
38,405		Sinclair Broadcast Group, Inc (Class A)	1,055,369
686,749	e	Sirius XM Holdings, Inc	4,367,724
213,812	*,e	Skillz, Inc	1,028,436
101,713	*	Spotify Technology S.A.	19,962,193
47,656	*	Stagwell, Inc	355,990
86,455	*	Take-Two Interactive Software, Inc	14,121,560
19,799	*	TechTarget, Inc	1,642,129
174,569		TEGNA, Inc	3,379,656
5,030	*	Thryv Holdings, Inc	163,123
75,518	*	TripAdvisor, Inc	2,050,314
88,583	*	TrueCar, Inc	304,726
579,178	*	Twitter, Inc	21,724,967
6,103		ViacomCBS, Inc (Class A)	223,248
429,542		ViacomCBS, Inc (Class B)	14,368,180
96,498	*	Vimeo, Inc	1,413,696
1,368,414	*	Walt Disney Co	195,642,150
40,981	*	WideOpenWest, Inc	762,656
35,196		World Wrestling Entertainment, Inc (Class A)	1,757,688
58,093	*	Yelp, Inc	2,006,532
33,513	*	Ziff Davis Inc	3,520,876

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
765,202	*	Zynga, Inc	$6,940,382
		TOTAL MEDIA & ENTERTAINMENT	2,707,531,066
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
62,174	*	10X Genomics, Inc	5,985,491
16,553	*	2seventy bio, Inc	309,045
20,729	*	4D Molecular Therapeutics, Inc	327,518
11,226	*	89bio, Inc	66,121
253,146	*,e	9 Meters Biopharma, Inc	193,201
1,331,503		AbbVie, Inc	182,269,446
91,291	*	Acadia Pharmaceuticals, Inc	2,053,135
32,750	*,e	Aclaris Therapeutics, Inc	357,630
16,050	*,e	Adagio Therapeutics, Inc	115,239
82,792	*	Adaptive Biotechnologies Corp	1,443,892
66,953	*	Adverum Biotechnologies, Inc	110,472
33,288	*	Aeglea BioTherapeutics, Inc	143,138
33,134	*,e	Aerie Pharmaceuticals, Inc	243,866
87,570	*	Affimed NV	357,286
147,964	*	Agenus, Inc	408,381
230,881		Agilent Technologies, Inc	32,166,341
43,567	*	Agios Pharmaceuticals, Inc	1,345,785
132,649	*	Akebia Therapeutics, Inc	263,972
19,401	*	Akero Therapeutics, Inc	339,906
18,665	*,e	Akouos, Inc	120,763
7,525	*,e	Akoya Biosciences, Inc	85,484
13,691	*	Albireo Pharma, Inc	390,057
71,596	*,†	Alder Biopharmaceuticals Inc	63,004
36,650	*	Aldeyra Therapeutics, Inc	134,506
43,454	*	Alector, Inc	689,180
14,186	*	Aligos Therapeutics, Inc	45,253
119,414	*	Alkermes plc	3,045,057
26,372	*	Allakos, Inc	178,275
51,492	*	Allogene Therapeutics, Inc	589,583
21,851	*	Allovir, Inc	178,304
88,195	*	Alnylam Pharmaceuticals, Inc	12,135,632
25,003	*	Altimmune, Inc	201,774
13,419	*	ALX Oncology Holdings, Inc	214,704
427,815		Amgen, Inc	97,173,899
193,454	*	Amicus Therapeutics, Inc	1,820,402
90,760	*	Amneal Pharmaceuticals, Inc	402,067
29,714	*	Amphastar Pharmaceuticals, Inc	686,096
143,738	*	Ampio Pharmaceuticals, Inc	74,399
15,851	*	AnaptysBio, Inc	506,756
46,837	*,e	Anavex Life Sciences Corp	612,628
5,085	*	ANI Pharmaceuticals, Inc	205,536
11,269	*	Anika Therapeutics, Inc	358,354
23,561	*	Annexon, Inc	176,708
123,274	*	Antares Pharma, Inc	415,433
52,850	*	Apellis Pharmaceuticals, Inc	2,128,270
18,548	*	Applied Molecular Transport, Inc	174,722
12,708	*	Applied Therapeutics, Inc	39,141
39,630	*	AquaBounty Technologies, Inc	70,145
65,091	*,e	Arbutus Biopharma Corp	182,906
13,951	*,e	Arcturus Therapeutics Holdings, Inc	364,540
34,341	*	Arcus Biosciences, Inc	1,057,703
20,143	*	Arcutis Biotherapeutics, Inc	304,361
66,021	*	Ardelyx, Inc	54,547
45,907	*	Arena Pharmaceuticals, Inc	4,222,526
75,132	*	Arrowhead Pharmaceuticals Inc	3,963,964
32,937	*	Arvinas, Inc	2,354,666
62,354	*	Atara Biotherapeutics, Inc	957,757
48,745	*	Atea Pharmaceuticals, Inc	348,039
76,887	*,e	Athenex, Inc	78,425
137,117	*,e	Athersys, Inc	135,746
25,454	*,e	Athira Pharma, Inc	262,176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
88,477	*,e	Atossa Therapeutics, Inc	$121,213
30,662	*,e	Atreca, Inc	65,003
76,225	*	Avalo Therapeutics, Inc	74,922
442,537	*	Avantor, Inc	16,519,906
46,688	*	Avid Bioservices, Inc	881,003
22,820	*	Avidity Biosciences, Inc	379,268
18,080	*,e	Avita Medical, Inc	174,834
25,652	*	Avrobio, Inc	49,765
21,552	*,e	Axsome Therapeutics, Inc	591,387
36,579	*	Beam Therapeutics, Inc	2,531,633
36,272	*	Berkeley Lights, Inc	352,201
17,232	*,e	Beyondspring Inc	55,659
8,940	*	BioAtla, Inc	85,466
136,958	*	BioCryst Pharmaceuticals, Inc	2,116,001
59,451	*	BioDelivery Sciences International, Inc	217,591
110,934	*	Biogen, Inc	25,071,084
41,643	*	Biohaven Pharmaceutical Holding Co Ltd	5,533,105
137,024	*	BioMarin Pharmaceutical, Inc	12,144,437
6,579	*,e	Biomea Fusion, Inc	47,106
259,489	*,e	Bionano Genomics, Inc	576,066
15,879	*	Bio-Rad Laboratories, Inc (Class A)	9,523,113
28,569		Bio-Techne Corp	10,753,657
9,945	*,e	Bioxcel Therapeutics Inc	168,071
17,523	*,e	Black Diamond Therapeutics, Inc	73,071
49,659	*	Bluebird Bio, Inc	391,810
44,489	*	Blueprint Medicines Corp	3,430,102
9,800	*,e	Bolt Biotherapeutics, Inc	37,632
78,384	*	Bridgebio Pharma, Inc	773,650
1,682,541		Bristol-Myers Squibb Co	109,180,085
18,013	*,e	Brooklyn ImmunoTherapeutics, Inc	48,995
75,348		Bruker BioSciences Corp	5,018,177
25,944	*	C4 Therapeutics, Inc	633,812
32,865	*	Cara Therapeutics, Inc	380,577
27,819	*	Cardiff Oncology, Inc	94,028
37,486	*	CareDx, Inc	1,566,915
14,588	*	Caribou Biosciences, Inc	156,529
28,221	*,e	Cassava Sciences, Inc	1,248,779
123,520	*	Catalent, Inc	12,837,434
76,486	*	Catalyst Pharmaceuticals, Inc	440,559
6,027	*,e	Celcuity, Inc	67,020
34,148	*	Celldex Therapeutics, Inc	1,058,929
28,692	*,e	CEL-SCI Corp	173,300
32,902	*	Cerevel Therapeutics Holdings, Inc	856,768
37,047	*	Charles River Laboratories International, Inc	12,216,619
38,382	*	ChemoCentryx, Inc	1,032,092
55,373	*	Chimerix, Inc	316,180
26,874	*	Chinook Therapeutics, Inc	346,675
33,231	*	ChromaDex Corp	93,379
85,782	*,e	Citius Pharmaceuticals, Inc	129,531
80,529	*,e	Clovis Oncology, Inc	164,279
45,404	*	Codexis, Inc	930,782
11,867	*	Codiak Biosciences, Inc	78,560
28,132	*,e	Cogent Biosciences, Inc	212,678
45,593	*	Coherus Biosciences, Inc	563,529
28,144	*	Collegium Pharmaceutical, Inc	502,370
75,382	*	Corcept Therapeutics, Inc	1,414,920
34,910	*,e	CorMedix Inc	147,669
15,260	*,e	Cortexyme Inc	92,781
29,586	*	Crinetics Pharmaceuticals, Inc	558,880
23,500	*	Cue Biopharma, Inc	173,665
10,136	*,e	Cullinan Oncology, Inc	136,633
40,402	*,e	CureVac NV	780,163
65,385	*	Curis, Inc	208,578
52,860	*	Cymabay Therapeutics, Inc	157,523
11,872	*,e	Cytek Biosciences, Inc	172,856

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
58,402	*	Cytokinetics, Inc	$1,938,362
61,381	*	CytomX Therapeutics, Inc	282,353
476,988		Danaher Corp	136,318,401
29,585	*	Deciphera Pharmaceuticals, Inc	249,402
69,573	*	Denali Therapeutics, Inc	2,380,788
17,905	*,e	DermTech, Inc	229,363
20,792	*	Design Therapeutics, Inc	262,811
156,303	*	Durect Corp	118,306
79,916	*,e	Dynavax Technologies Corp	1,036,511
22,646	*,e	Dyne Therapeutics, Inc	168,033
11,214	*	Eagle Pharmaceuticals, Inc	515,171
24,594	*,e	Edgewise Therapeutics, Inc	334,478
53,309	*	Editas Medicine, Inc	1,015,003
19,133	*	Eiger BioPharmaceuticals, Inc	82,655
329,405	*	Elanco Animal Health, Inc	8,577,706
638,799		Eli Lilly & Co	156,754,887
37,040	*	Emergent Biosolutions, Inc	1,733,472
17,038	*	Enanta Pharmaceuticals, Inc	1,012,398
62,499	*	Epizyme, Inc	76,874
20,619	*	Esperion Thereapeutics, Inc	88,456
22,962	*,e	Evelo Biosciences, Inc	108,151
22,516	*	Evolus, Inc	167,069
126,678	*	Exact Sciences Corp	9,673,132
121	*	Exagen, Inc	1,189
237,326	*	Exelixis, Inc	4,295,601
15,681	*	EyePoint Pharmaceuticals, Inc	146,931
61,787	*	Fate Therapeutics, Inc	2,564,778
65,218	*	FibroGen, Inc	984,140
66,476	*	Fluidigm Corp	217,377
24,236	*	Forma Therapeutics Holdings, Inc	286,954
8,519	*,e	Forte Biosciences, Inc	14,397
71,352	*,e	Fortress Biotech, Inc	149,126
33,303	*,e	Frequency Therapeutics, Inc	178,837
16,181	*	Fulcrum Therapeutics, Inc	196,761
29,008	*,e	G1 Therapeutics, Inc	292,401
16,562	*,e	Gemini Therapeutics, Inc	32,462
33,712	*	Generation Bio Co	219,128
274,233	*,e	Geron Corp	307,141
948,140		Gilead Sciences, Inc	65,118,255
44,211	*	Global Blood Therapeutics, Inc	1,275,487
43,062	*	Gossamer Bio, Inc	412,965
3,183	*	Greenwich Lifesciences, Inc	58,790
36,887	*	Gritstone Oncology, Inc	201,403
24,592	*	GT Biopharma, Inc	76,973
108,327	*	Halozyme Therapeutics, Inc	3,749,197
16,826	*	Harmony Biosciences Holdings, Inc	603,380
19,227	*,e	Harpoon Therapeutics, Inc	101,711
29,173	*	Harvard Bioscience, Inc	169,787
69,386	*	Heron Therapeutics, Inc	604,352
29,012	*	Homology Medicines, Inc	107,925
17,405	*	Hookipa Pharma, Inc	26,108
161,948	*	Horizon Therapeutics Plc	15,114,607
276,703	*,e	Humanigen, Inc	713,894
214,078	*,e	iBio, Inc	102,458
10,184	*	Icosavax, Inc	155,408
22,147	*	Ideaya Biosciences, Inc	366,976
6,036	*,e	IGM Biosciences, Inc	106,837
7,542	*,e	Ikena Oncology, Inc	73,384
110,504	*	Illumina, Inc	38,546,005
11,727	*	Immunic, Inc	138,261
234,430	*,e	ImmunityBio, Inc	1,364,383
145,304	*	Immunogen, Inc	820,968
30,492	*	Immunovant, Inc	213,139
139,650	*	Incyte Corp	10,380,185
66,228	*	Infinity Pharmaceuticals, Inc	82,123

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
21,073	*	Inhibrx, Inc	$559,699
51,012	*	Innoviva, Inc	817,722
9,755	*	Inotiv, Inc	312,062
156,129	*,e	Inovio Pharmaceuticals, Inc	646,374
5,115	*	Inozyme Pharma, Inc	34,168
76,755	*	Insmed, Inc	1,740,803
79,949	*	Instil Bio, Inc	928,208
51,768	*	Intellia Therapeutics, Inc	4,895,700
21,877	*,e	Intercept Pharmaceuticals, Inc	358,564
54,455	*	Intra-Cellular Therapies, Inc	2,586,068
151,332	*	Invitae Corp	1,700,972
106,785	*	Ionis Pharmaceuticals, Inc	3,395,763
111,258	*	Iovance Biotherapeutics, Inc	1,852,446
145,304	*	IQVIA Holdings, Inc	35,584,950
119,898	*	Ironwood Pharmaceuticals, Inc	1,336,863
15,278	*	iTeos Therapeutics, Inc	559,480
126,441	*	IVERIC bio, Inc	1,762,588
45,711	*	Jazz Pharmaceuticals plc	6,349,715
1,986,314		Johnson & Johnson	342,222,039
27,101	*	Jounce Therapeutics, Inc	202,715
38,118	*,e	Kala Pharmaceuticals, Inc	33,723
27,253	*,e	Kaleido Biosciences Inc	47,965
17,147	*	KalVista Pharmaceuticals Inc	216,395
16,757	*	Karuna Therapeutics, Inc	1,861,032
57,823	*	Karyopharm Therapeutics, Inc	514,625
21,604	*,e	KemPharm, Inc	155,765
11,863	*	Keros Therapeutics, Inc	550,087
36,515	*	Kezar Life Sciences, Inc	481,268
21,846	*	Kiniksa Pharmaceuticals Ltd	245,331
10,555	*,e	Kinnate Biopharma, Inc	115,894
24,043	*	Kodiak Sciences, Inc	1,411,324
29,278	*,e	Kronos Bio, Inc	266,430
13,379	*	Krystal Biotech Inc	789,361
47,680	*	Kura Oncology, Inc	671,811
25,415	*	Kymera Therapeutics, Inc	1,067,430
56,936	*	Lexicon Pharmaceuticals, Inc	180,487
11,370	*	Ligand Pharmaceuticals, Inc (Class B)	1,417,043
91,790	*,e	Lineage Cell Therapeutics, Inc	145,028
20,943	*,e	Lyell Immunopharma, Inc	118,956
44,869	*	MacroGenics, Inc	554,132
8,601	*	Madrigal Pharmaceuticals, Inc	495,246
27,118	*	Magenta Therapeutics, Inc	88,676
186,883	*,e	MannKind Corp	697,074
82,011	*	Maravai LifeSciences Holdings, Inc	2,371,758
27,883	*,e	Marinus Pharmaceuticals, Inc	284,407
71,270	*	MaxCyte, Inc	460,404
21,411	*	Medpace Holdings, Inc	3,799,596
101,155	*	MEI Pharma, Inc	195,229
11,473	*	MeiraGTx Holdings plc	171,980
1,909,134		Merck & Co, Inc	155,556,238
51,322	*	Mersana Therapeutics, Inc	244,806
17,032	*	Mettler-Toledo International, Inc	25,082,686
83,879	*	MiMedx Group, Inc	416,040
243,068	*,e	Mind Medicine MindMed, Inc	272,236
29,183	*	Mirati Therapeutics, Inc	3,481,532
5,376	*	Mirum Pharmaceuticals, Inc	102,413
257,607	*	Moderna, Inc	43,620,593
36,471	*	Molecular Templates, Inc	112,331
8,535	*,e	Monte Rosa Therapeutics, Inc	108,053
15,639	*	Morphic Holding, Inc	663,563
39,098	*	Mustang Bio, Inc	46,136
57,890	*	Myriad Genetics, Inc	1,521,928
34,387	*	NanoString Technologies, Inc	1,193,917
63,362	*	Natera, Inc	4,476,525
135,344	*	Nektar Therapeutics	1,505,025

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
85,951	*	NeoGenomics, Inc	$1,937,336
23,519	*	Neoleukin Therapeutics, Inc	83,963
71,847	*	Neurocrine Biosciences, Inc	5,677,350
22,655	*	NGM Biopharmaceuticals Inc	358,176
12,317	*,e	Nkarta, Inc	122,061
56,693	*,e	Novavax, Inc	5,312,134
23,712	*	Nurix Therapeutics, Inc	441,517
165,406	*	Nuvation Bio, Inc	1,008,977
134,035	*,e	Ocugen, Inc	475,824
56,023	*	Ocular Therapeutix, Inc	317,090
18,751	*	Olema Pharmaceuticals, Inc	120,569
53,494	*,e	Omeros Corp	320,964
62,129	*	Oncocyte Corp	105,619
15,440	*,e	Oncorus, Inc	53,577
33,751	*	Oncternal Therapeutics, Inc	63,114
309,914	*,e	Opko Health, Inc	970,031
93,783	*	Oramed Pharmaceuticals, Inc	840,296
27,233	*	Organogenesis Holdings Inc	209,422
192,321		Organon & Co	6,136,963
23,965	*	ORIC Pharmaceuticals, Inc	237,014
75,101	*,e	Outlook Therapeutics, Inc	106,643
4,552	*,e	Oyster Point Pharma, Inc	54,578
141,186	*	Pacific Biosciences of California, Inc	1,578,459
33,811	*	Pacira BioSciences Inc	2,122,316
33,108	*,e	Paratek Pharmaceuticals, Inc	134,087
28,540	*	Passage Bio, Inc	143,556
94,353		PerkinElmer, Inc	16,244,756
93,931		Perrigo Co plc	3,575,953
26,969	*	Personalis, Inc	307,177
4,207,564		Pfizer, Inc	221,696,547
15,279	*,e	Phathom Pharmaceuticals, Inc	256,687
15,634		Phibro Animal Health Corp	301,736
18,166	*,e	Pliant Therapeutics, Inc	213,087
19,770	*,e	PMV Pharmaceuticals, Inc	317,506
22,651	*	Poseida Therapeutics, Inc	107,592
76,092	*	Praxis Precision Medicines, Inc	1,130,727
72,804	*,e	Precigen, Inc	187,834
36,010	*	Precision BioSciences Inc	171,768
9,787	*,e	Prelude Therapeutics, Inc	97,185
40,272	*	Prestige Consumer Healthcare, Inc.	2,273,354
72,597	*,†	Progenics Pharmaceuticals, Inc	0
43,089	*,e	Prometheus Biosciences, Inc	1,548,188
31,282	*	Protagonist Therapeutics, Inc	916,250
26,368	*	Prothena Corp plc	898,621
42,697	*,e	Provention Bio, Inc	228,856
52,242	*	PTC Therapeutics, Inc	2,101,173
18,940	*	Puma Biotechnology, Inc	46,592
168,986	*	QIAGEN NV	8,363,117
23,244	*	Quanterix Corp	707,547
40,547	*	Radius Health, Inc	307,346
8,345	*	Rain Therapeutics, Inc	71,600
13,284	*	RAPT Therapeutics, Inc	287,200
20,751	*	Reata Pharmaceuticals, Inc	583,518
85,519	*,e	Recursion Pharmaceuticals, Inc	1,012,545
75,796	*	Regeneron Pharmaceuticals, Inc	46,128,688
28,339	*	REGENXBIO, Inc	748,150
44,280	*	Relay Therapeutics, Inc	979,916
11,093	*	Relmada Therapeutics, Inc	204,000
41,429	*	Repligen Corp	8,217,028
20,307	*	Replimune Group, Inc	402,688
53,146	*	Revance Therapeutics, Inc	708,436
44,805	*	REVOLUTION Medicines, Inc	964,204
32,096	*	Rhythm Pharmaceuticals, Inc	237,831
130,007	*	Rigel Pharmaceuticals, Inc	332,818
29,922	*	Rocket Pharmaceuticals, Inc	497,902

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
246,581		Royalty Pharma plc	$9,865,706
33,872	*	Rubius Therapeutics, Inc	228,636
40,249	*	Sage Therapeutics, Inc	1,586,616
66,030	*,e	Sana Biotechnology, Inc	578,423
90,778	*	Sangamo Therapeutics Inc	547,391
58,548	*	Sarepta Therapeutics, Inc	4,190,280
22,321	*,e	Scholar Rock Holding Corp	397,537
99,929	*	Seagen, Inc	13,441,450
91,963	*	Seelos Therapeutics, Inc	104,838
24,161	*,e	Seer, Inc	380,053
87,952	*	Selecta Biosciences, Inc	219,880
52,476	*	Seres Therapeutics, Inc	437,650
129,134	*,e	Sesen Bio, Inc	95,675
20,073	*	Shattuck Labs, Inc	138,704
48,122	*	SIGA Technologies, Inc	313,274
9,796	*	Silverback Therapeutics, Inc	47,707
49,251	*	Solid Biosciences, Inc	60,086
206,151	*,e	Sorrento Therapeutics, Inc	711,221
59,693	*	Sotera Health Co	1,283,996
116,328	*	Spectrum Pharmaceuticals, Inc	81,581
21,174	*	Spero Therapeutics, Inc	251,335
22,026	*	SpringWorks Therapeutics, Inc	1,226,408
17,150	*,e	SQZ Biotechnologies Co	137,543
14,271	*	Stoke Therapeutics, Inc	270,435
35,959	*	Supernus Pharmaceuticals, Inc	1,109,335
26,043	*	Surface Oncology, Inc	97,661
32,745	*	Sutro Biopharma, Inc	349,717
33,941	*	Syndax Pharmaceuticals, Inc	554,596
76,776	*	Syneos Health, Inc	6,952,835
51,303	*	Syros Pharmaceuticals, Inc	101,580
9,147	*,e	Talaris Therapeutics, Inc	86,256
8,236	*	Tarsus Pharmaceuticals, Inc	165,297
16,785	*,e	Taysha Gene Therapies, Inc	133,441
22,671	*	TCR2 Therapeutics Inc	75,721
10,273	*	Tenaya Therapeutics, Inc	122,454
96,764	*	TG Therapeutics, Inc	1,119,559
313,100	*,e	TherapeuticsMD, Inc	95,026
39,475	*	Theravance Biopharma, Inc	359,617
296,091		Thermo Fisher Scientific, Inc	172,117,698
247,260	*,e	Tonix Pharmaceuticals Holding Corp	60,084
45,002	*	Travere Therapeutics, Inc	1,237,555
123,515	*,e	Trevena, Inc	67,130
34,787	*	Turning Point Therapeutics Inc	1,295,120
36,382	*	Twist Bioscience Corp	2,161,818
49,399	*	Ultragenyx Pharmaceutical, Inc	3,454,472
34,088	*	United Therapeutics Corp	6,881,345
13,634	*,e	UroGen Pharma Ltd	105,254
43,796	*	Vanda Pharmaceuticals, Inc	663,947
91,912	*,e	Vaxart Inc	454,964
30,025	*	Vaxcyte, Inc	571,676
154,475	*,e	VBI Vaccines, Inc	262,608
51,135	*	Veracyte, Inc	1,555,015
130,303	*	Verastem, Inc	199,364
35,482	*	Vericel Corp	1,262,450
12,463	*,e	Verrica Pharmaceuticals, Inc	102,072
192,068	*	Vertex Pharmaceuticals, Inc	46,682,127
12,019	*,e	Verve Therapeutics, Inc	346,388
901,627		Viatris, Inc	13,497,356
58,971	*	Viking Therapeutics, Inc	218,782
6,562	*	Vincerx Pharma, Inc	47,181
46,247	*	Vir Biotechnology, Inc	1,587,660
35,406	*	Viracta Therapeutics, Inc	94,888
144,499	*,e	VistaGen Therapeutics, Inc	235,533
8,814	*,e	Vor BioPharma, Inc	72,716
45,788	*	Waters Corp	14,657,655

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
37,055	*	WaVe Life Sciences Ltd	$81,150
7,962	*	Werewolf Therapeutics, Inc	72,534
54,410		West Pharmaceutical Services, Inc	21,395,100
14,325		XBiotech, Inc	154,280
43,711	*	Xencor, Inc	1,502,347
26,589	*	Y-mAbs Therapeutics, Inc	262,965
38,647	*	Zentalis Pharmaceuticals, Inc	2,205,971
168,530	*,e	ZIOPHARM Oncology, Inc	182,012
359,017		Zoetis, Inc	71,728,006
43,843	*	Zogenix, Inc	1,140,356
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,520,834,560
REAL ESTATE - 3.5%
70,210		Acadia Realty Trust	1,389,456
50,990		Agree Realty Corp	3,333,726
59,342		Alexander & Baldwin, Inc	1,361,899
2,066		Alexander's, Inc	543,916
114,089		Alexandria Real Estate Equities, Inc	22,229,101
38,198		American Assets Trust, Inc	1,373,982
104,739		American Campus Communities, Inc	5,473,660
89,265		American Finance Trust, Inc	737,329
214,982		American Homes 4 Rent	8,412,246
340,053		American Tower Corp	85,523,329
193,928		Americold Realty Trust	5,517,252
118,967		Apartment Income REIT Corp	6,283,837
113,991	*	Apartment Investment and Management Co	801,357
165,195		Apple Hospitality REIT, Inc	2,664,595
38,539		Armada Hoffler Properties, Inc	540,702
21,304	*	Ashford Hospitality Trust, Inc	165,958
103,855		AvalonBay Communities, Inc	25,364,507
120,272		Boston Properties, Inc	13,480,086
33,815	*	BraeMar Hotels & Resorts, Inc	180,910
117,165		Brandywine Realty Trust	1,506,742
227,388		Brixmor Property Group, Inc	5,766,560
105,647		Broadstone Net Lease, Inc	2,441,502
16,295		Brt Realty Trust	361,586
71,968		Camden Property Trust	11,521,357
70,706		CareTrust REIT, Inc	1,499,674
37,030		CatchMark Timber Trust, Inc	303,646
254,262		CBRE Group, Inc	25,766,911
11,003		Centerspace	1,049,466
44,654	*	Chatham Lodging Trust	592,559
47,291		City Office REIT, Inc	843,199
8,392		Clipper Realty, Inc	76,955
17,150		Community Healthcare Trust, Inc	777,581
34,901	*	CorePoint Lodging, Inc	548,295
86,545		Corporate Office Properties Trust	2,186,127
113,835		Cousins Properties, Inc	4,389,478
322,802		Crown Castle International Corp	58,914,593
4,307		CTO Realty Growth, Inc	252,347
154,538		CubeSmart	7,841,258
93,315	*	Cushman & Wakefield plc	1,958,682
94,374		CyrusOne, Inc	8,479,504
162,943	*	DiamondRock Hospitality Co	1,523,517
210,263		Digital Realty Trust, Inc	31,377,547
371,000	*	DigitalBridge Group, Inc	2,708,300
177,635		Diversified Healthcare Trust	541,787
53,964	*	Douglas Elliman, Inc	418,761
127,377		Douglas Emmett, Inc	3,976,710
285,514		Duke Realty Corp	16,496,999
60,564		Easterly Government Properties, Inc	1,270,027
30,459		EastGroup Properties, Inc	6,089,059
105,979		Empire State Realty Trust, Inc	945,333
63,752		EPR Properties	2,803,175
67,793		Equinix, Inc	49,143,146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
87,073	*	Equity Commonwealth	$2,267,381
131,513		Equity Lifestyle Properties, Inc	10,296,153
275,126		Equity Residential	24,411,930
88,596		Essential Properties Realty Trust, Inc	2,352,224
48,441		Essex Property Trust, Inc	16,106,632
46,778	e	eXp World Holdings Inc	1,269,555
98,287		Extra Space Storage, Inc	19,479,501
21,817		Farmland Partners, Inc	248,496
5,366	*	Fathom Holdings, Inc	76,734
59,142		Federal Realty Investment Trust	7,540,014
97,023		First Industrial Realty Trust, Inc	5,897,058
13,051	*	Forestar Group, Inc	260,367
59,330		Four Corners Property Trust, Inc	1,606,063
85,813		Franklin Street Properties Corp	476,262
6,315	*	FRP Holdings, Inc	356,671
164,219		Gaming and Leisure Properties, Inc	7,419,414
100,798	*	Geo Group, Inc	678,371
52,638		Getty Realty Corp	1,561,769
28,971		Gladstone Commercial Corp	671,837
18,993		Gladstone Land Corp	578,907
22,776		Global Medical REIT, Inc	385,142
126,253		Global Net Lease, Inc	1,810,468
108,573		Healthcare Realty Trust, Inc	3,367,934
164,149		Healthcare Trust of America, Inc	5,343,050
405,764		Healthpeak Properties Inc	14,351,873
41,958	*	Hersha Hospitality Trust	378,461
79,284		Highwoods Properties, Inc	3,418,726
534,349	*	Host Hotels and Resorts, Inc	9,265,612
31,641	*	Howard Hughes Corp	3,047,345
115,833		Hudson Pacific Properties	2,737,134
74,013		Independence Realty Trust, Inc	1,701,559
3,478		Indus Realty Trust, Inc	273,197
53,373		Industrial Logistics Properties Trust	1,223,843
16,931		Innovative Industrial Properties, Inc	3,355,555
446,414		Invitation Homes, Inc	18,740,460
207,975		Iron Mountain, Inc	9,550,212
58,158		iStar Inc	1,248,652
95,575		JBG SMITH Properties	2,618,755
37,610	*	Jones Lang LaSalle, Inc	9,432,212
92,945		Kennedy-Wilson Holdings, Inc	2,087,545
88,635		Kilroy Realty Corp	5,672,640
443,551		Kimco Realty Corp	10,760,547
162,863		Kite Realty Group Trust	3,400,579
64,062		Lamar Advertising Co	7,095,507
207,913		Lexington Realty Trust	3,095,825
59,241		Life Storage, Inc	7,994,573
33,190		LTC Properties, Inc	1,197,163
155,267		Macerich Co	2,568,116
66,085	*	Mack-Cali Realty Corp	1,090,402
13,672	*	Marcus & Millichap, Inc	639,986
430,141		Medical Properties Trust, Inc	9,790,009
86,525		Mid-America Apartment Communities, Inc	17,882,987
80,998		Monmouth Real Estate Investment Corp (Class A)	1,700,148
33,962		National Health Investors, Inc	1,964,022
134,465		National Retail Properties, Inc	5,967,557
60,531		National Storage Affiliates Trust	3,726,288
29,806		NETSTREIT Corp	673,616
102,606		Newmark Group, Inc	1,570,898
16,294		NexPoint Residential Trust, Inc	1,292,114
26,549		Office Properties Income Trust	676,468
180,008		Omega Healthcare Investors, Inc	5,666,652
3,751		One Liberty Properties, Inc	114,405
328,449	*	Opendoor Technologies, Inc	3,261,499
39,959	*	Orion Office REIT, Inc	664,918
109,833		Outfront Media, Inc	2,728,252

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
138,584		Paramount Group, Inc	$1,204,295
185,936	*	Park Hotels & Resorts, Inc	3,384,035
104,427		Pebblebrook Hotel Trust	2,260,845
13,856		Phillips Edison & Co, Inc	436,741
165,274		Physicians Realty Trust	3,017,903
91,402		Piedmont Office Realty Trust, Inc	1,623,299
18,903		Plymouth Industrial REIT, Inc	543,461
15,840		Postal Realty Trust, Inc	283,219
51,676		PotlatchDeltic Corp	2,779,652
27,240		Preferred Apartment Communities, Inc	454,363
556,250		Prologis, Inc	87,231,125
19,093		PS Business Parks, Inc	3,187,767
114,965		Public Storage, Inc	41,218,401
105,207		Rayonier, Inc	3,844,264
11,250		Re/Max Holdings, Inc	334,800
86,795	*	Realogy Holdings Corp	1,432,117
423,303		Realty Income Corp	29,381,461
77,248	*	Redfin Corp	2,284,223
130,023		Regency Centers Corp	9,329,150
97,039		Retail Opportunities Investment Corp	1,798,133
11,545		Retail Value, Inc	36,367
116,716		Rexford Industrial Realty, Inc	8,540,110
124,379		RLJ Lodging Trust	1,722,649
12,116		RMR Group, Inc	387,833
63,234		RPT Realty	798,013
38,528	*	Ryman Hospitality Properties	3,405,875
168,366		Sabra Healthcare REIT, Inc	2,291,461
14,934		Safehold, Inc	924,415
10,022		Saul Centers, Inc	494,886
80,559		SBA Communications Corp	26,217,121
27,860	*	Seritage Growth Properties	288,630
210,066		Service Properties Trust	1,796,064
248,375		Simon Property Group, Inc	36,560,800
128,685		SITE Centers Corp	1,905,825
40,593		SL Green Realty Corp	2,943,839
87,330		Spirit Realty Capital, Inc	4,144,682
22,013		St. Joe Co	1,067,851
124,125		STAG Industrial, Inc	5,303,861
186,206		STORE Capital Corp	5,904,592
96,563	*	Summit Hotel Properties, Inc	909,623
85,153		Sun Communities, Inc	16,090,511
164,654	*	Sunstone Hotel Investors, Inc	1,862,237
75,473		Tanger Factory Outlet Centers, Inc	1,283,796
24,087	*	Tejon Ranch Co	419,355
53,103		Terreno Realty Corp	3,970,511
222,378		UDR, Inc	12,639,965
30,053		UMH Properties, Inc	709,251
206,713		Uniti Group, Inc	2,492,959
10,411		Universal Health Realty Income Trust	606,961
86,312		Urban Edge Properties	1,574,331
26,203		Urstadt Biddle Properties, Inc (Class A)	515,937
297,328		Ventas, Inc	15,764,331
470,723		VICI Properties, Inc	13,472,092
115,428		Vornado Realty Trust	4,733,702
71,738		Washington REIT	1,766,190
323,294		Welltower, Inc	28,006,959
570,116		Weyerhaeuser Co	23,049,790
136,184		WP Carey, Inc	10,567,878
84,639	*	Xenia Hotels & Resorts, Inc	1,467,640
45,669	*	Zillow Group, Inc (Class A)	2,277,056
126,422	*	Zillow Group, Inc (Class C)	6,381,783
		TOTAL REAL ESTATE	1,190,165,462
RETAILING - 6.0%
20,109	*	1-800-FLOWERS.COM, Inc (Class A)	342,456

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
25,901		Aaron's Co, Inc	$548,324
48,946	*	Abercrombie & Fitch Co (Class A)	1,908,894
48,190	*	Academy Sports & Outdoors, Inc	1,874,591
49,538		Advance Auto Parts, Inc	11,468,542
327,110	*	Amazon.com, Inc	978,539,752
117,434	e	American Eagle Outfitters, Inc	2,681,018
4,579	*	America's Car-Mart, Inc	434,639
39,925	*	Arko Corp	328,183
15,443	*	Asbury Automotive Group, Inc	2,485,860
30,843	*	Autonation, Inc	3,361,887
15,550	*	AutoZone, Inc	30,887,742
29,140	*	Barnes & Noble Education, Inc	175,423
181,538		Bath & Body Works, Inc	10,178,836
77,556	*	Bed Bath & Beyond, Inc	1,259,509
186,899		Best Buy Co, Inc	18,555,333
16,018	e	Big 5 Sporting Goods Corp	315,394
26,843		Big Lots, Inc	1,124,990
22,700	*	Boot Barn Holdings, Inc	2,087,719
15,614		Buckle, Inc	587,711
50,703	*	Burlington Stores, Inc	12,013,062
23,463		Caleres, Inc	562,643
25,576	e	Camping World Holdings, Inc	849,123
28,942	*	CarLotz, Inc	58,752
122,456	*	CarMax, Inc	13,613,434
35,828	*	CarParts.com, Inc	329,618
57,139	*	Carvana Co	9,259,946
14,980		Cato Corp (Class A)	247,470
105,197	*	Chico's FAS, Inc	495,478
8,564	*	Children's Place, Inc	605,903
6,729	*	Citi Trends, Inc	327,837
7,842	*	Conn's, Inc	190,325
24,197	*	Container Store Group, Inc	246,809
34,651	*	Designer Brands, Inc	456,354
47,886	e	Dick's Sporting Goods, Inc	5,526,044
4,739		Dillard's, Inc (Class A)	1,202,379
171,706		Dollar General Corp	35,797,267
170,018	*	Dollar Tree, Inc	22,309,762
113,708	*	DoorDash, Inc	12,904,721
9,258	*	Duluth Holdings, Inc	139,611
467,563		eBay, Inc	28,086,509
94,417	*	Etsy, Inc	14,831,022
42,175	*	Five Below, Inc	6,916,700
77,045	*	Floor & Decor Holdings, Inc	8,376,332
68,071		Foot Locker, Inc	3,041,412
21,367		Franchise Group, Inc	1,069,846
16,819	*	Funko, Inc	290,632
48,010	*,e	GameStop Corp (Class A)	5,229,729
149,815		Gap, Inc	2,707,157
9,452	*	Genesco, Inc	608,047
106,088		Genuine Parts Co	14,134,104
34,274	*,e	Greenlane Holdings Inc	26,107
13,357		Group 1 Automotive, Inc	2,268,152
18,048	*	Groupon, Inc	551,186
40,788	*	GrowGeneration Corp	344,251
59,972		Guess?, Inc	1,380,555
12,488	e	Haverty Furniture Cos, Inc	368,646
12,350		Hibbett Sports, Inc	761,377
801,612		Home Depot, Inc	294,175,572
8,709	e	JOANN, Inc	93,099
10,575	*,e	Kirkland's, Inc	179,035
114,211		Kohl's Corp	6,819,539
11,048	*	Lands' End, Inc	202,510
5,555	*,e	Lazydays Holdings, Inc	90,213
82,767	*	Leslie's, Inc	1,724,037
21,175	*	Liquidity Services, Inc	402,960

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
22,161		Lithia Motors, Inc (Class A)	$6,473,893
202,802		LKQ Corp	11,131,802
522,011		Lowe's Companies, Inc	123,899,311
23,238	*	Lumber Liquidators, Inc	335,557
230,221		Macy's, Inc	5,893,658
15,369	*	MarineMax, Inc	723,265
25,760		Monro Muffler, Inc	1,281,045
18,977		Murphy USA, Inc	3,732,017
62,250	*	National Vision Holdings, Inc	2,544,780
88,988	*	Nordstrom, Inc	2,002,230
36,954	*	ODP Corp	1,634,475
50,189	*	Ollie's Bargain Outlet Holdings, Inc	2,406,061
7,760		OneWater Marine, Inc	401,270
49,320	*	O'Reilly Automotive, Inc	32,144,310
33,221	*	Overstock.com, Inc	1,592,615
85,186	*	Party City Holdco, Inc	402,930
24,321		Penske Auto Group, Inc	2,471,743
41,278	*	Petco Health & Wellness Co, Inc	773,962
15,878	e	PetMed Express, Inc	410,129
29,233		Pool Corp	13,922,216
56,887	*	Porch Group, Inc	600,158
61,858	*	Quotient Technology, Inc	439,810
282,750		Qurate Retail Group, Inc QVC Group	1,987,732
59,267	*	RealReal, Inc	560,073
48,708		Rent-A-Center, Inc	2,053,042
27,156	*	Revolve Group, Inc	1,339,334
13,044	*	RH	5,254,384
260,995		Ross Stores, Inc	25,512,261
85,693	*	Sally Beauty Holdings, Inc	1,471,349
46,936	*,e	Shift Technologies, Inc	107,483
11,037		Shoe Carnival, Inc	377,024
17,717		Shutterstock, Inc	1,718,017
37,715		Signet Jewelers Ltd	3,248,393
18,059	*	Sleep Number Corp	1,291,219
18,582		Sonic Automotive, Inc (Class A)	947,868
32,181	*	Sportsman's Warehouse Holdings, Inc	352,704
60,448	*	Stitch Fix Inc	993,161
368,625		Target Corp	81,256,009
17,146		Tilly's, Inc	225,984
899,117		TJX Companies, Inc	64,709,450
86,621		Tractor Supply Co	18,910,231
9,582	*	TravelCenters of America, Inc	436,748
39,994	*	Ulta Beauty, Inc	14,547,418
55,782	*	Urban Outfitters, Inc	1,602,059
51,997	*	Victoria's Secret & Co	2,902,993
87,570	*,e	Vroom, Inc	702,311
55,669	*,e	Wayfair, Inc	8,679,910
55,666		Williams-Sonoma, Inc	8,936,620
3,307		Winmark Corp	712,394
6,051	*	Xometry, Inc	312,232
17,633	*	Zumiez, Inc	792,603
		TOTAL RETAILING	2,048,120,313
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
911,850	*	Advanced Micro Devices, Inc	104,178,863
36,804	*	Allegro MicroSystems, Inc	1,044,498
16,124	*	Alpha & Omega Semiconductor Ltd	726,064
26,230	*	Ambarella, Inc	3,676,135
79,493		Amkor Technology, Inc	1,750,436
406,105		Analog Devices, Inc	66,589,037
680,191		Applied Materials, Inc	93,988,792
16,289	*,e	Atomera, Inc	230,164
24,848	*	Axcelis Technologies, Inc	1,555,733
30,647	*	AXT, Inc	229,546
300,848		Broadcom, Inc	176,260,826

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
55,818		Brooks Automation, Inc	$4,707,690
17,599	*	Ceva, Inc	662,954
42,986	*	Cirrus Logic, Inc	3,844,668
22,323		CMC Materials, Inc	4,037,784
36,109	*	Cohu, Inc	1,190,875
33,430	*	Diodes, Inc	3,101,970
98,635	*	Enphase Energy, Inc	13,855,258
99,725		Entegris, Inc	11,951,044
79,090	*	First Solar, Inc	6,199,074
60,730	*	Formfactor, Inc	2,595,600
38,918	*	GLOBALFOUNDRIES, Inc	1,920,214
21,380	*	Ichor Holdings Ltd	906,940
13,316	*	Impinj, Inc	1,057,157
3,045,927		Intel Corp	148,702,156
114,200		KLA Corp	44,454,634
71,387	*,e	Kopin Corp	209,878
47,137		Kulicke & Soffa Industries, Inc	2,577,923
105,884		Lam Research Corp	62,463,089
97,140	*	Lattice Semiconductor Corp	5,364,071
37,339	*	MACOM Technology Solutions Holdings, Inc	2,285,520
621,408		Marvell Technology, Inc	44,368,531
52,887	*	MaxLinear, Inc	3,174,278
125,528	*,e	Meta Materials, Inc	209,632
402,964		Microchip Technology, Inc	31,221,651
843,704		Micron Technology, Inc	69,411,528
37,295		MKS Instruments, Inc	5,793,032
33,381		Monolithic Power Systems, Inc	13,450,206
37,371	*	Nanometrics, Inc	3,420,941
44,347	*	NeoPhotonics Corp Ltd	681,170
4,170		NVE Corp	257,998
1,803,050		NVIDIA Corp	441,494,823
198,235		NXP Semiconductors NV	40,725,398
325,018	*	ON Semiconductor Corp	19,176,062
22,434	*	PDF Solutions, Inc	666,963
51,560	*	Photronics, Inc	921,893
45,770		Power Integrations, Inc	3,694,097
81,491	*	Qorvo, Inc	11,187,084
850,050		QUALCOMM, Inc	149,404,788
84,439	*	Rambus, Inc	2,132,085
47,950	*	Semtech Corp	3,409,245
32,793	*	Silicon Laboratories, Inc	5,417,076
11,823	*	SiTime Corp	2,755,823
3,881	*,e	SkyWater Technology, Inc	38,926
122,426		Skyworks Solutions, Inc	17,937,858
12,947	*	SMART Global Holdings, Inc	742,640
60,658	*,e	SunPower Corp	1,017,841
28,479	*	Synaptics, Inc	5,990,558
122,027		Teradyne, Inc	14,329,631
696,539		Texas Instruments, Inc	125,021,785
32,932	*	Ultra Clean Holdings	1,660,431
32,164		Universal Display Corp	4,937,496
38,313	*	Veeco Instruments, Inc	1,053,224
86,901	*	Wolfspeed Inc	8,189,550
186,888		Xilinx, Inc	36,172,172
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,842,385,009
SOFTWARE & SERVICES - 14.4%
80,969	*	8x8, Inc	1,242,874
41,224		A10 Networks, Inc	610,115
477,820		Accenture plc	168,947,596
88,969	*	ACI Worldwide, Inc	3,057,865
359,831	*	Adobe, Inc	192,257,703
16,639	*	Agilysys, Inc	633,280
119,525	*	Akamai Technologies, Inc	13,691,589
34,409	*	Alarm.com Holdings, Inc	2,565,879

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
21,105	*	Alkami Technology, Inc	$323,751
38,126		Alliance Data Systems Corp	2,632,219
34,070	*,e	Altair Engineering, Inc	2,143,684
44,748	*	Alteryx, Inc	2,553,768
96,165		Amdocs Ltd	7,297,962
27,834		American Software, Inc (Class A)	639,904
104,808	*	Anaplan, Inc	5,060,130
64,601	*	Ansys, Inc	21,964,986
14,183	*	Appfolio, Inc	1,634,733
30,205	*,e	Appian Corp	1,702,656
56,062	*	Asana, Inc	2,942,134
50,678	*	Aspen Technology, Inc	7,609,808
104,671	*	Atlassian Corp plc	33,948,992
167,135	*	Autodesk, Inc	41,748,652
322,524		Automatic Data Processing, Inc	66,494,773
62,956	*	Avalara, Inc	6,901,237
66,174	*	Avaya Holdings Corp	1,205,690
25,395	*	Benefitfocus, Inc	282,900
101,099		Bentley Systems, Inc	4,061,147
36,148	*	BigCommerce Holdings, Inc	1,181,678
68,716	*	Bill.Com Holdings, Inc	12,933,038
118,237	*	Black Knight, Inc	8,820,480
36,670	*	Blackbaud, Inc	2,498,694
39,163	*	Blackline, Inc	3,597,905
359,043	*	Block, Inc	43,907,368
34,305	*	Bottomline Technologies, Inc	1,934,459
110,923	*	Box, Inc	2,898,418
27,196	*	Brightcove, Inc	256,458
83,575		Broadridge Financial Solutions, Inc	13,306,811
35,622	*	BTRS Holdings, Inc	227,981
53,262	*,e	C3.ai, Inc	1,402,921
209,902	*	Cadence Design Systems, Inc	31,934,490
44,004	*	Cantaloupe, Inc	369,634
11,050		Cass Information Systems, Inc	449,514
93,197		CDK Global, Inc	4,004,675
28,638	*	Cerence Inc	1,818,227
94,349	*	Ceridian HCM Holding, Inc	7,153,541
21,983	*	ChannelAdvisor Corp	464,721
92,071		Citrix Systems, Inc	9,385,718
24,736	*,e	Cleanspark, Inc	166,226
192,032	*	Cloudflare, Inc	18,511,885
401,822		Cognizant Technology Solutions Corp (Class A)	34,323,635
32,454	*	Commvault Systems, Inc	2,189,347
31,966		Concentrix Corp	6,424,846
136,953	*	Conduent, Inc	647,788
11,171	*	Consensus Cloud Solutions, Inc	633,396
7,138	*	Couchbase, Inc	167,243
55,601	*	Coupa Software, Inc	7,465,546
146,792	*	Crowdstrike Holdings, Inc	26,516,507
9,750	*	CS Disco, Inc	334,620
27,043		CSG Systems International, Inc	1,535,231
190,373	*	Datadog, Inc	27,815,399
20,090	*,e	Datto Holding Corp	500,442
10,173	*,e	Digimarc Corp	322,484
66,325	*	Digital Turbine, Inc	2,928,249
35,837	*	DigitalOcean Holdings, Inc	2,054,894
142,357	*	DocuSign, Inc	17,904,240
46,732		Dolby Laboratories, Inc (Class A)	4,105,406
20,918	*	Domo, Inc	982,309
47,093	*	DoubleVerify Holdings, Inc	1,302,592
226,578	*	Dropbox, Inc	5,607,805
56,515	*	Duck Creek Technologies, Inc	1,443,958
191,611	*	DXC Technology Co	5,763,659
142,206	*	Dynatrace, Inc	7,801,421
123,656	*,e	E2open Parent Holdings, Inc	1,150,001

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
20,502		Ebix, Inc	$623,056
17,054	*	eGain Corp	176,168
51,487	*	Elastic NV	4,801,163
40,748	*	Envestnet, Inc	3,012,907
40,002	*	EPAM Systems, Inc	19,046,552
39,210	*	Euronet Worldwide, Inc	5,249,827
28,541	*	Everbridge, Inc	1,459,016
47,756		EVERTEC, Inc	2,084,072
26,312	*	Evo Payments, Inc	634,645
24,351	*	ExlService Holdings, Inc	2,934,783
20,450	*	Fair Isaac Corp	10,122,546
78,529	*,e	Fastly, Inc	2,250,641
463,714		Fidelity National Information Services, Inc	55,608,583
178,699	*	FireEye, Inc	2,696,568
452,482	*	Fiserv, Inc	47,827,347
51,494	*	Five9, Inc	6,472,796
59,601	*	FleetCor Technologies, Inc	14,200,534
46,691	*	Flywire Corp	1,316,219
102,531	*	Fortinet, Inc	30,476,314
60,442	*	Gartner, Inc	17,763,299
132,600		Genpact Ltd	6,596,850
220,626		Global Payments, Inc	33,067,425
30,079	*	Globant S.A.	7,675,559
125,302	*	GoDaddy, Inc	9,486,614
12,478	*,e	GreenBox POS	48,040
49,129	*	GreenSky, Inc	518,311
33,757	*	Grid Dynamics Holdings, Inc	899,624
1,410	*	GTY Technology Holdings Inc	7,121
61,030	*	Guidewire Software, Inc	6,154,265
19,483		Hackett Group, Inc	372,905
34,546	*	HubSpot, Inc	16,886,085
15,281	*	I3 Verticals, Inc	353,602
24,792	*	Informatica, Inc	692,193
8,699	*,e	Intelligent Systems Corp	322,733
25,045		InterDigital, Inc	1,728,856
673,208		International Business Machines Corp	89,920,393
24,509	*	International Money Express Inc	392,389
200,217		Intuit, Inc	111,166,485
55,100		Jack Henry & Associates, Inc	9,246,331
41,788	*	Jamf Holding Corp	1,381,511
38,949	*	JFrog Ltd	1,040,717
143,350	*	Kyndryl Holdings, Inc	2,419,748
94,577	*	Limelight Networks, Inc	403,844
48,836	*	Liveperson, Inc	1,458,731
50,165	*	LiveRamp Holdings, Inc	2,239,867
46,757	*	Manhattan Associates, Inc	6,259,360
70,728	*,e	Marathon Digital Holdings, Inc	1,664,937
659,512		Mastercard, Inc (Class A)	254,822,247
47,340		MAXIMUS, Inc	3,660,329
60,796		McAfee Corp	1,559,417
5,679,724		Microsoft Corp	1,766,280,570
6,085	*,e	MicroStrategy, Inc (Class A)	2,239,341
44,613	*	Mimecast Ltd	3,556,102
32,077	*	Mitek Systems, Inc	525,100
26,865	*	Model N, Inc	743,086
61,031	*	MoneyGram International, Inc	535,242
48,656	*	MongoDB, Inc	19,711,032
26,182	*	N-Able, Inc	292,191
41,770	*	nCino OpCo, Inc	1,914,319
99,167	*	NCR Corp	3,774,296
38,495	*	New Relic, Inc	4,047,364
417,655		NortonLifelock, Inc	10,863,207
222,685	*	Nuance Communications, Inc	12,303,346
143,692	*	Nutanix, Inc	3,928,539
92,780	*	Okta, Inc	18,360,234

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,639	*,e	ON24, Inc	$109,278
26,135	*	OneSpan, Inc	419,728
1,245,547		Oracle Corp	101,088,595
60,897	*	Pagerduty, Inc	2,010,819
1,266,035	*	Palantir Technologies, Inc	17,357,340
72,528	*	Palo Alto Networks, Inc	37,525,987
61,800	*	Paya Holdings, Inc	404,790
246,618		Paychex, Inc	29,041,736
37,758	*	Paycom Software, Inc	12,660,257
15,375	*,e	Paycor HCM, Inc	398,828
28,019	*	Paylocity Holding Corp	5,715,316
885,489	*	PayPal Holdings, Inc	152,250,979
519,941	*	Paysafe Ltd	1,887,386
28,766		Pegasystems, Inc	2,854,163
23,294	*	Perficient, Inc	2,441,677
37,546	*	Ping Identity Holding Corp	743,035
44,555	*	Procore Technologies, Inc	2,787,361
36,290		Progress Software Corp	1,651,558
31,004	*	PROS Holdings, Inc	859,121
77,860	*	PTC, Inc	9,052,004
41,416	*	Q2 Holdings, Inc	2,702,394
25,896	*	Qualys, Inc	3,318,313
40,695	*	Rackspace Technology, Inc	509,094
41,208	*	Rapid7, Inc	3,969,567
23,674	*,e	Rekor Systems, Inc	110,084
57,915	*	Repay Holdings Corp	1,036,099
39,817	*	Rimini Street, Inc	205,058
61,434	*	RingCentral, Inc	10,842,487
62,819	*,e	Riot Blockchain, Inc	1,001,335
247,088	*	Sabre Corp	2,260,855
69,154	*	SailPoint Technologies Holding, Inc	2,675,568
704,757	*	salesforce.com, Inc	163,947,621
23,490		Sapiens International Corp NV	747,922
6,388	*	SecureWorks Corp	94,223
148,577	*	ServiceNow, Inc	87,033,435
33,189	*	Shift4 Payments, Inc	1,749,724
6,847	*	ShotSpotter, Inc	180,555
89,116	*	Smartsheet, Inc	5,544,798
44,616	*	Smith Micro Software, Inc	186,495
148,961	*	Snowflake, Inc	41,098,340
27,775		SolarWinds Corp	377,740
122,834	*	Splunk, Inc	15,221,589
33,547	*	Sprout Social, Inc	2,309,711
26,629	*	SPS Commerce, Inc	3,298,002
172,601		SS&C Technologies Holdings, Inc	13,785,642
552	*	StarTek, Inc	2,810
164,042	*	StoneCo Ltd	2,555,774
61,561	*	Sumo Logic, Inc	733,192
97,569	*	SVMK, Inc	1,671,357
87,420		Switch, Inc	2,240,575
115,039	*	Synopsys, Inc	35,719,610
29,649	*	Telos Corp	346,597
68,420	*	Tenable Holdings, Inc	3,516,788
80,138	*	Teradata Corp	3,232,767
329,899	*	Trade Desk, Inc	22,941,176
14,025		TTEC Holdings, Inc	1,123,262
7,649	*,e	Tucows, Inc	604,271
31,716	*	Turing Holding Corp	679,357
123,828	*	Twilio, Inc	25,523,427
31,559	*	Tyler Technologies, Inc	14,952,654
47,903	*	Unisys Corp	874,230
112,192	*	Unity Software, Inc	11,796,989
21,072	*	Upland Software, Inc	413,011
79,876	*	Varonis Systems, Inc	2,976,180
50,197	*	Verint Systems, Inc	2,576,612

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
74,924	*	VeriSign, Inc	$16,271,994
16,429	*,e	Veritone, Inc	259,085
101,650	*	Verra Mobility Corp	1,610,136
8,329	*	Viant Technology, Inc	66,549
48,159	*,e	VirnetX Holding Corp	108,839
1,275,883		Visa, Inc (Class A)	288,566,458
172,596		VMware, Inc (Class A)	22,175,134
183,282	*	Vonage Holdings Corp	3,819,597
303,517		Western Union Co	5,739,506
34,110	*	WEX, Inc	5,491,028
41,065	*	Wix.com Ltd	5,394,709
143,835	*	Workday, Inc	36,391,693
31,894	*	Workiva, Inc	3,772,422
78,779		Xperi Holding Corp	1,329,002
84,797	*	Yext, Inc	686,856
90,369	*	Zendesk, Inc	8,902,250
166,369	*	Zoom Video Communications, Inc	25,667,409
61,131	*	Zscaler, Inc	15,717,391
76,958	*	Zuora Inc	1,279,812
		TOTAL SOFTWARE & SERVICES	4,894,776,499
TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
93,330	*	3D Systems Corp	1,670,607
5,454	*	908 Devices, Inc	86,282
35,686		Adtran, Inc	685,528
29,347		Advanced Energy Industries, Inc	2,529,124
43,254	*,e	Aeva Technologies, Inc	226,218
32,905	*,e	Akoustis Technologies, Inc	199,075
446,460		Amphenol Corp (Class A)	35,533,751
11,632,640		Apple, Inc	2,033,152,819
185,753	*	Arista Networks, Inc	23,090,955
61,760	*	Arlo Technologies, Inc	536,694
52,824	*	Arrow Electronics, Inc	6,550,176
7,328	*	Aviat Networks, Inc	212,659
27,434	*	Avid Technology, Inc	860,330
73,643		Avnet, Inc	2,972,232
22,437		Badger Meter, Inc	2,269,951
33,419		Belden CDT, Inc	1,869,793
28,683		Benchmark Electronics, Inc	692,408
21,606	*	CalAmp Corp	128,340
42,216	*	Calix, Inc	2,122,620
7,538	*	Cambium Networks Corp	182,269
33,928	*	Casa Systems, Inc	150,301
99,403		CDW Corp	18,792,137
114,626	*	Ciena Corp	7,600,850
3,185,034		Cisco Systems, Inc	177,310,843
7,678	*	Clearfield, Inc	495,001
126,288		Cognex Corp	8,393,100
18,165	*	Coherent, Inc	4,695,289
151,613	*	CommScope Holding Co, Inc	1,423,646
18,962		Comtech Telecommunications Corp	385,497
561,183		Corning, Inc	23,592,133
19,947	*	Corsair Gaming, Inc	389,764
24,590		CTS Corp	824,995
21,059	*	Daktronics, Inc	103,189
200,781	*	Dell Technologies, Inc	11,406,369
62,918	*	Diebold, Inc	587,654
24,428	*	Digi International, Inc	545,722
12,695	*	DZS, Inc	185,855
31,931	*,e	Eastman Kodak Co	125,489
27,619	*	EMCORE Corp	160,466
20,216	*	ePlus, Inc	929,330
92,854	*	Extreme Networks, Inc	1,178,317
44,047	*	F5 Networks, Inc	9,145,038
29,342	*	Fabrinet	3,320,341

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
14,511	*	FARO Technologies, Inc	$788,092
67,921	*	Harmonic, Inc	730,830
939,327		Hewlett Packard Enterprise Co	15,339,210
883,606		HP, Inc	32,454,848
15,569	*	Identiv, Inc	300,793
79,903	*	II-VI, Inc	5,065,850
134,931	*	Infinera Corp	1,136,119
63,430	*,e	Inseego Corp	289,241
27,194	*	Insight Enterprises, Inc	2,560,315
26,734	*	IPG Photonics Corp	4,129,601
15,183	*	Iteris, Inc	60,428
34,094	*	Itron, Inc	2,113,828
108,038		Jabil Inc	6,643,257
241,643		Juniper Networks, Inc	8,414,009
141,069	*	Keysight Technologies, Inc	23,815,269
14,794	*	Kimball Electronics, Inc	292,773
63,212	*	Knowles Corp	1,340,727
6,399	*	KVH Industries, Inc	57,591
18,313		Littelfuse, Inc	4,943,961
55,844	*	Lumentum Holdings, Inc	5,667,049
23,038	*	Luna Innovations, Inc	167,947
29,619		Methode Electronics, Inc	1,304,125
132,689	*,e	Microvision, Inc	452,470
123,444		Motorola Solutions, Inc	28,631,601
18,860	*	Napco Security Technologies, Inc	392,099
102,594		National Instruments Corp	4,228,925
167,568		NetApp, Inc	14,496,308
24,521	*	Netgear, Inc	678,496
54,736	*	Netscout Systems, Inc	1,726,921
32,078	*	nLight, Inc	663,694
25,963	*	Novanta, Inc	3,585,490
12,970	*	OSI Systems, Inc	1,075,732
89,933	*,e	Ouster, Inc	316,564
17,935	*,e	PAR Technology Corp	672,563
9,082		PC Connection, Inc	393,705
25,985	*	Plantronics, Inc	692,500
22,542	*	Plexus Corp	1,747,456
202,553	*	Pure Storage, Inc	5,365,629
42,207	*	Quantum Corp	212,723
58,048	*	Ribbon Communications, Inc	261,216
13,875	*	Rogers Corp	3,787,181
48,189	*	Sanmina Corp	1,822,508
19,807	*	Scansource, Inc	617,582
35,032	*	Super Micro Computer, Inc	1,419,497
31,643		SYNNEX Corp	3,308,909
34,154	*	Teledyne Technologies, Inc	14,393,520
181,858	*	Trimble Inc	13,122,873
76,878	*	TTM Technologies, Inc	1,034,778
11,009	*	Turtle Beach Corp	223,703
4,858		Ubiquiti, Inc	1,409,014
53,544	*,e	Velodyne Lidar, Inc	209,357
47,632	*	Viasat, Inc	2,096,761
182,020	*	Viavi Solutions, Inc	2,996,049
96,525		Vishay Intertechnology, Inc	1,999,033
9,429	*	Vishay Precision Group, Inc	302,011
130,144		Vontier Corp	3,658,348
230,440	*	Western Digital Corp	11,922,966
116,551		Xerox Holdings Corp	2,460,392
39,479	*	Zebra Technologies Corp (Class A)	20,099,548
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,657,407,142
TELECOMMUNICATION SERVICES - 1.1%
8,408	*	Anterix, Inc	430,994
5,382,056		AT&T, Inc	137,242,428
5,840		ATN International, Inc	231,731

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
17,300	*	Bandwidth Inc	$1,083,153
33,327		Cogent Communications Group, Inc	2,119,930
70,859	*	Consolidated Communications Holdings, Inc	509,476
37,068	*	EchoStar Corp (Class A)	878,141
458,237	*,e	Globalstar, Inc	490,314
44,664	*,e	Gogo, Inc	556,067
15,140	*	IDT Corp (Class B)	568,204
93,288	*	Iridium Communications, Inc	3,347,173
27,165	*	Liberty Latin America Ltd (Class A)	297,185
118,887	*	Liberty Latin America Ltd (Class C)	1,285,169
811,845		Lumen Technologies, Inc	10,034,404
22,870	*	Ooma, Inc	412,575
33,201	*	Radius Global Infrastructure, Inc	456,846
38,595		Shenandoah Telecom Co	878,808
75,843		Telephone & Data Systems, Inc	1,501,691
10,072	*,e	Telesat Corp	228,131
439,304	*	T-Mobile US, Inc	47,519,514
10,626	*	US Cellular Corp	325,368
3,123,143		Verizon Communications, Inc	166,244,902
		TOTAL TELECOMMUNICATION SERVICES	376,642,204
TRANSPORTATION - 1.9%
44,939	*	Air Transport Services Group, Inc	1,206,612
93,675	*	Alaska Air Group, Inc	5,127,770
11,636	*	Allegiant Travel Co	2,078,888
7,605		Amerco, Inc	4,631,065
491,562	*	American Airlines Group, Inc	8,096,026
19,944		ArcBest Corp	1,763,847
19,112	*	Atlas Air Worldwide Holdings, Inc	1,535,267
30,731	*	Avis Budget Group, Inc	5,414,188
101,246		CH Robinson Worldwide, Inc	10,595,394
24,804	*	Copa Holdings S.A. (Class A)	2,073,118
36,913		Costamare, Inc	485,037
15,394	*	Covenant Transportation Group, Inc	334,358
1,655,385		CSX Corp	56,647,275
35,358	*	Daseke, Inc	395,302
490,670	*	Delta Air Lines, Inc	19,474,692
7,694		Eagle Bulk Shipping, Inc	344,845
124,501		Expeditors International of Washington, Inc	14,252,874
185,311		FedEx Corp	45,560,562
20,532		Forward Air Corp	2,182,552
26,908	*	Frontier Group Holdings, Inc	351,957
23,696		Genco Shipping & Trading Ltd	368,710
71,963	*	GXO Logistics, Inc	5,844,115
45,051	*	Hawaiian Holdings, Inc	770,372
38,745		Heartland Express, Inc	579,625
25,530	*	Hub Group, Inc (Class A)	1,933,132
13,219	*	HyreCar, Inc	44,945
60,365		JB Hunt Transport Services, Inc	11,622,677
241,087	*	JetBlue Airways Corp	3,527,103
45,468	*	Kirby Corp	2,963,604
119,004		Knight-Swift Transportation Holdings, Inc	6,733,246
25,246		Landstar System, Inc	4,039,360
216,034	*	Lyft, Inc (Class A)	8,321,630
48,163		Marten Transport Ltd	803,840
33,308		Matson, Inc	3,252,859
38,558	*	Mesa Air Group, Inc	192,790
184,064		Norfolk Southern Corp	50,063,567
76,221		Old Dominion Freight Line	23,013,407
124	*	PAM Transportation Services, Inc	8,659
26,622	*	Radiant Logistics, Inc	165,323
40,037		Ryder System, Inc	2,930,308
35,633	*	Safe Bulkers, Inc	124,359
19,598	*	Saia, Inc	5,571,319
44,402		Schneider National, Inc	1,136,691

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
38,889	*	Skywest, Inc	$1,483,615
436,235	*	Southwest Airlines Co	19,525,879
72,799	*	Spirit Airlines, Inc	1,562,995
12,938	*	Sun Country Airlines Holdings, Inc	343,892
99,082	*	TuSimple Holdings, Inc	1,858,778
1,218,305	*	Uber Technologies, Inc	45,564,607
484,593		Union Pacific Corp	118,507,218
246,870	*	United Airlines Holdings Inc	10,585,786
546,037		United Parcel Service, Inc (Class B)	110,414,142
7,345		Universal Logistics Holdings Inc	125,085
19,983	*	US Xpress Enterprises, Inc	90,123
48,383		Werner Enterprises, Inc	2,157,398
71,328	*	XPO Logistics, Inc	4,719,774
38,132	*	Yellow Corp	398,098
		TOTAL TRANSPORTATION	633,900,660
UTILITIES - 2.5%
502,006		AES Corp	11,134,493
42,184		Allete, Inc	2,692,605
179,141		Alliant Energy Corp	10,723,380
190,006		Ameren Corp	16,861,132
379,406		American Electric Power Co, Inc	34,298,302
35,416		American States Water Co	3,266,418
134,842		American Water Works Co, Inc	21,682,594
4,314		Artesian Resources Corp	207,935
95,305		Atmos Energy Corp	10,218,602
58,906		Avangrid, Inc	2,752,088
61,363		Avista Corp	2,728,199
48,732		Black Hills Corp	3,301,106
47,294	e	Brookfield Infrastructure Corp	3,136,538
97,186		Brookfield Renewable Corp	3,325,705
28,309	*	Cadiz, Inc	79,548
39,413		California Water Service Group	2,447,153
448,009		Centerpoint Energy, Inc	12,705,535
13,163		Chesapeake Utilities Corp	1,792,932
26,585		Clearway Energy, Inc (Class A)	820,147
61,668		Clearway Energy, Inc (Class C)	2,076,978
222,464		CMS Energy Corp	14,322,232
265,564		Consolidated Edison, Inc	22,958,008
606,259		Dominion Energy, Inc	48,900,851
144,955		DTE Energy Co	17,456,931
578,024		Duke Energy Corp	60,727,201
279,024		Edison International	17,519,917
154,306		Entergy Corp	17,246,782
170,899		Essential Utilities Inc	8,329,617
176,468		Evergy, Inc	11,463,361
259,959		Eversource Energy	23,263,731
735,096		Exelon Corp	42,598,813
406,705		FirstEnergy Corp	17,065,342
6,030		Global Water Resources, Inc	92,621
78,277		Hawaiian Electric Industries, Inc	3,326,773
37,757		Idacorp, Inc	4,161,577
153,851		MDU Resources Group, Inc	4,518,604
28,030		MGE Energy, Inc	2,170,363
13,552		Middlesex Water Co	1,372,004
66,032		National Fuel Gas Co	4,010,123
73,274		New Jersey Resources Corp	2,946,348
1,474,650		NextEra Energy, Inc	115,199,658
271,091		NiSource, Inc	7,910,435
24,580		Northwest Natural Holding Co	1,163,617
38,792		NorthWestern Corp	2,254,591
174,564		NRG Energy, Inc	6,970,341
156,650		OGE Energy Corp	5,940,168
40,415		ONE Gas, Inc	3,147,924
34,650	e	Ormat Technologies, Inc	2,361,744

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY			VALUE
32,053		Otter Tail Corp			$2,032,160
1,139,882	*	PG&E Corp			14,579,091
72,609		Pinnacle West Capital Corp			5,054,313
59,607		PNM Resources, Inc			2,670,990
66,564		Portland General Electric Co			3,497,273
574,048		PPL Corp			17,037,745
384,865		Public Service Enterprise Group, Inc			25,605,068
16,583	*	Pure Cycle Corp			212,594
241,879		Sempra Energy			33,418,003
20,658		SJW Corp			1,422,510
65,726	e	South Jersey Industries, Inc			1,644,465
804,273		Southern Co			55,888,931
43,362		Southwest Gas Holdings Inc			2,956,421
36,334		Spire, Inc			2,395,137
64,862	*	Sunnova Energy International, Inc			1,275,187
153,592		UGI Corp			6,965,397
12,150		Unitil Corp			570,321
7,602	e	Via Renewables, Inc			86,967
347,282		Vistra Energy Corp			7,574,220
234,225		WEC Energy Group, Inc			22,729,194
408,253		Xcel Energy, Inc			28,438,904
11,965		York Water Co			543,450
		TOTAL UTILITIES			852,249,408
		TOTAL COMMON STOCKS			33,865,450,735
		(Cost $15,056,384,709)
RIGHTS/WARRANTS - 0.0%
MEDIA & ENTERTAINMENT - 0.0%
57,537	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
27,694	†	Chinook Therapeutics, Inc			0
21,703	†	Elanco Animal Health, Inc CVR			1,235
4,598	†	Tobira Therapeutics, Inc			276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,511
		TOTAL RIGHTS/WARRANTS			1,511
		(Cost $822)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.5%
$27,093,000		Federal Home Loan Bank (FHLB)	0.000%	02/09/22	27,092,880
5,769,000		FHLB	0.000	02/11/22	5,768,968
32,903,000		FHLB	0.000	02/16/22	32,902,726
30,735,000		FHLB	0.000	02/23/22	30,734,533
10,000,000		FHLB	0.000	02/24/22	9,999,872
10,000,000		FHLB	0.000	03/04/22	9,999,139
9,893,000		FHLB	0.000	03/11/22	9,891,956
10,000,000		FHLB	0.000	03/16/22	9,998,806
9,625,000		FHLB	0.000	03/25/22	9,623,611
10,785,000		Tennessee Valley Authority (TVA)	0.000	02/02/22	10,784,994
		TOTAL GOVERNMENT AGENCY DEBT			156,797,485
REPURCHASE AGREEMENT - 0.0%
9,565,000	r	Fixed Income Clearing Corp (FICC)	0.030	02/01/22	9,565,000
		TOTAL REPURCHASE AGREEMENT			9,565,000
TREASURY DEBT - 0.1%
22,375,000		United States Treasury Bill	0.000	02/01/22	22,375,000

TIAA-CREF FUNDS - Equity Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$26,480,000		United States Treasury Bill	0.000%	02/03/22	$26,479,950
		TOTAL TREASURY DEBT			48,854,950
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
82,245,633 c		State Street Navigator Securities Lending Government Money	0.050		82,245,633
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			82,245,633
		TOTAL SHORT-TERM INVESTMENTS			297,463,068
		(Cost $297,463,757)
		TOTAL INVESTMENTS - 100.2%			34,162,915,314
		(Cost $15,353,849,288)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(59,052,504)
		NET ASSETS - 100.0%			$34,103,862,810
	CVR	Contingent Value Right
	REIT	Real Estate Investment Trust

* Non-income producing

† Security is categorized as Level 3 in the fair value hierarchy.

cInvestments made with cash collateral received from securities on loan.

dAll or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $125,737,719.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $9,565,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 11/15/40, valued at $9,756,357.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of January 31, 2022 were as follows:
	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)

Russell 2000 E Mini Index	55	03/18/22	$5,688,837	$5,567,100	$(121,737)
S&P 500 E Mini Index	900	03/18/22	203,484,953	202,691,250	(793,703)
Total	955		$209,173,790	$208,258,350	$(915,440)

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

			TIAA-CREF FUNDS
			LARGE-CAP GROWTH INDEX FUND
			SCHEDULE OF INVESTMENTS (unaudited)
			January 31, 2022
SHARES		COMPANY		VALUE
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 3.5%
23,497	*	Aptiv plc		$3,209,220
80,496	*,e	QuantumScape Corp		1,343,478
16,441	*	Rivian Automotive, Inc		1,080,831
375,995	*	Tesla, Inc		352,202,037
10,837		Thor Industries, Inc		1,025,072
		TOTAL AUTOMOBILES & COMPONENTS		358,860,638
BANKS - 0.1%
31,786		Citizens Financial Group, Inc		1,636,025
70,440	e	Rocket Cos, Inc		890,362
2,441		Synovus Financial Corp		121,464
60,374	e	UWM Holdings Corp		312,134
23,045		Western Alliance Bancorp		2,285,833
		TOTAL BANKS		5,245,818
CAPITAL GOODS - 3.1%
38,808		3M Co		6,442,904
27,230		Advanced Drainage Systems, Inc		3,079,441
1,214		AGCO Corp		142,281
31,046		Allegion plc		3,810,276
34,757		Allison Transmission Holdings, Inc		1,320,418
10,500		Armstrong World Industries, Inc		1,039,710
29,245	*	Axon Enterprise, Inc		4,092,253
27,149	*	AZEK Co, Inc		896,732
30,941		BWX Technologies, Inc		1,377,184
9,732		Carlisle Cos, Inc		2,174,518
190,100		Carrier Global Corp		9,063,968
215,646		Caterpillar, Inc		43,465,608
3,599	*	Core & Main, Inc		86,556
129,683		Deere & Co		48,812,681
5,420		Donaldson Co, Inc		301,677
236,874		Fastenal Co		13,426,018
6,433	*	Fluence Energy, Inc		120,297
16,927		Fortune Brands Home & Security, Inc		1,594,016
28,182	*	Generac Holdings, Inc		7,958,033
48,274		Graco, Inc		3,502,761
7,486		HEICO Corp		1,021,016
12,188		HEICO Corp (Class A)		1,337,024
69,773		Honeywell International, Inc		14,267,183
12,742		Howmet Aerospace, Inc		396,149
131,021		Illinois Tool Works, Inc		30,648,432
26,962		Lincoln Electric Holdings, Inc		3,446,822
100,135		Lockheed Martin Corp		38,965,533
7,700	*	Middleby Corp		1,426,040
4,266		Nordson Corp		992,016
6,219		Northrop Grumman Corp		2,300,408
10,404		Parker-Hannifin Corp		3,225,344
236,205	*	Plug Power, Inc		5,165,803
5,690		Regal-Beloit Corp		901,751
32,921		Rockwell Automation, Inc		9,521,412
10,905	*	SiteOne Landscape Supply, Inc		1,964,209
13,533		Spirit Aerosystems Holdings, Inc (Class A)		593,151
44,773		Toro Co		4,324,176
53,594		Trane Technologies plc		9,277,121
7,154	*	TransDigm Group, Inc		4,408,223
53,333	*	Trex Co, Inc		4,878,370
12,383	*	United Rentals, Inc		3,964,046
148,252		Vertiv Holdings Co		3,092,537

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
79,232	*,e	Virgin Galactic Holdings, Inc	$728,934
17,802		W.W. Grainger, Inc	8,813,948
56,669		Xylem, Inc	5,951,378
		TOTAL CAPITAL GOODS	314,318,358
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
59,919		Booz Allen Hamilton Holding Co	4,597,585
37,992		Cintas Corp	14,875,008
97,067	*	Copart, Inc	12,545,910
142,199	*	CoStar Group, Inc	9,976,682
21,206		Equifax, Inc	5,084,350
59,809	*	IAA, Inc	2,747,027
7,003	*	Legalzoom.com, Inc	111,208
6,094		MSA Safety, Inc	837,315
44,684		Robert Half International, Inc	5,060,910
91,636		Rollins, Inc	2,826,970
63,201		TransUnion	6,517,287
47,345		Verisk Analytics, Inc	9,285,775
31,165		Waste Management, Inc	4,688,463
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	79,154,490
CONSUMER DURABLES & APPAREL - 1.4%
4,610		Brunswick Corp	418,542
1,613		Columbia Sportswear Co	149,799
1,994	*	Deckers Outdoor Corp	638,539
63,917		DR Horton, Inc	5,702,675
94,093		Hanesbrands, Inc	1,514,897
52,840	*	Lululemon Athletica, Inc	17,635,878
166,137	*	Mattel, Inc	3,475,586
575,413		Nike, Inc (Class B)	85,201,403
1,020	*	NVR, Inc	5,433,764
124,354	*	Peloton Interactive, Inc	3,398,595
18,005		Polaris Inc	2,027,183
32,407		Pulte Homes, Inc	1,707,525
5,449	*	Skechers U.S.A., Inc (Class A)	228,858
13,513		Tapestry, Inc	512,818
87,870		Tempur Sealy International, Inc	3,498,105
21,867		Toll Brothers, Inc	1,289,497
12,364	*	TopBuild Corp	2,876,485
95,932		VF Corp	6,255,726
42,112	*	YETI Holdings, Inc	2,761,705
		TOTAL CONSUMER DURABLES & APPAREL	144,727,580
CONSUMER SERVICES - 2.4%
19,035	*	Booking Holdings, Inc	46,752,435
8,578	*	Boyd Gaming Corp	510,048
23,099	*	Bright Horizons Family Solutions	2,966,143
57,220	*	Caesars Entertainment, Inc	4,356,731
49,402	*	Chegg, Inc	1,307,671
13,095	*	Chipotle Mexican Grill, Inc (Class A)	19,453,670
16,614		Choice Hotels International, Inc	2,382,448
18,170		Churchill Downs, Inc	3,821,151
40,392		Darden Restaurants, Inc	5,649,629
11,420		Domino's Pizza, Inc	5,192,103
149,219	*	DraftKings, Inc	3,296,248
66,641	*	Expedia Group, Inc	12,214,629
25,907	*	frontdoor, Inc	940,424
63,750		H&R Block, Inc	1,457,325
84,585	*	Hilton Worldwide Holdings, Inc	12,274,129
150,568	*	Las Vegas Sands Corp	6,594,878
125,123	*	Marriott International, Inc (Class A)	20,159,818
61,860		McDonald's Corp	16,049,577
26,915	*	Mister Car Wash, Inc	462,938
1,826	*	Penn National Gaming, Inc	83,284
25,069	*	Planet Fitness, Inc	2,222,116

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
15,022	*	Six Flags Entertainment Corp	$593,219
546,446		Starbucks Corp	53,726,571
24,666		Travel & Leisure Co	1,401,029
19,244		Vail Resorts, Inc	5,332,512
82,413		Wendy's	1,897,971
28,119		Wyndham Hotels & Resorts, Inc	2,360,590
48,150	*	Wynn Resorts Ltd	4,114,417
14,838		Yum China Holdings, Inc	714,746
11,820		Yum! Brands, Inc	1,479,509
		TOTAL CONSUMER SERVICES	239,767,959
DIVERSIFIED FINANCIALS - 2.4%
184,833		American Express Co	33,236,670
29,246		Ameriprise Financial, Inc	8,899,850
109,115		Apollo Global Management, Inc	7,638,050
59,261		Ares Management Corp	4,724,287
317,210		Blackstone Group, Inc	41,862,204
379	*	Credit Acceptance Corp	204,493
75,703		Discover Financial Services	8,762,622
15,261		Factset Research Systems, Inc	6,438,463
9,011		Goldman Sachs Group, Inc	3,196,021
123,262		iShares Russell 1000 Growth Index Fund	34,397,494
38,433		LPL Financial Holdings, Inc	6,622,775
17,138		MarketAxess Holdings, Inc	5,903,698
71,454		Moody's Corp	24,508,722
10,173		Morningstar, Inc	2,923,822
26,406		MSCI, Inc (Class A)	14,156,785
4,339		Raymond James Financial, Inc	459,370
79,234		S&P Global, Inc	32,899,541
53,459		Synchrony Financial	2,276,819
34,090		T Rowe Price Group, Inc	5,264,519
21,763	*	Upstart Holdings, Inc	2,372,385
		TOTAL DIVERSIFIED FINANCIALS	246,748,590
ENERGY - 0.4%
59,853		Cabot Oil & Gas Corp	1,310,781
107,769		Cheniere Energy, Inc	12,059,351
1,989		Continental Resources, Inc	103,309
41,306		Diamondback Energy, Inc	5,211,165
33,672		EOG Resources, Inc	3,753,755
18,923		Halliburton Co	581,693
6,060		Hess Corp	559,277
15,127	e	New Fortress Energy, Inc	332,189
46,087		Occidental Petroleum Corp	1,736,097
45,261		Pioneer Natural Resources Co	9,907,180
2,646		Texas Pacific Land Corp	2,844,450
		TOTAL ENERGY	38,399,247
FOOD & STAPLES RETAILING - 1.1%
192,028		Costco Wholesale Corp	96,999,104
236,152		SYSCO Corp	18,455,279
		TOTAL FOOD & STAPLES RETAILING	115,454,383
FOOD, BEVERAGE & TOBACCO - 2.3%
474,039		Altria Group, Inc	24,119,104
23,175	*,e	Beyond Meat, Inc	1,509,388
4,430	*	Boston Beer Co, Inc (Class A)	1,864,277
12,654		Brown-Forman Corp (Class A)	792,647
40,628		Brown-Forman Corp (Class B)	2,739,546
1,273,719		Coca-Cola Co	77,709,596
3,216	*	Darling International, Inc	205,084
20,370	*	Freshpet, Inc	1,895,021
58,772		Hershey Co	11,582,198
53,341		Kellogg Co	3,360,483
21,848		Lamb Weston Holdings, Inc	1,402,860

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
158,518	*	Monster Beverage Corp	$13,746,681
532,598		PepsiCo, Inc	92,416,405
14,501	*	Pilgrim's Pride Corp	405,593
		TOTAL FOOD, BEVERAGE & TOBACCO	233,748,883
HEALTH CARE EQUIPMENT & SERVICES - 3.2%
403,392		Abbott Laboratories	51,416,344
20,158	*	Abiomed, Inc	5,964,147
72,332	*	agilon health, Inc	1,199,265
36,510	*	Align Technology, Inc	18,070,990
12,996	*	Amedisys, Inc	1,755,760
78,971		Cardinal Health, Inc	4,072,535
24,928	*	Certara, Inc	666,325
1,838		Chemed Corp	861,857
22,851	*	DaVita, Inc	2,476,363
44,705	*	Dexcom, Inc	19,244,608
286,434	*	Edwards Lifesciences Corp	31,278,593
28,992		Encompass Health Corp	1,798,664
18,737	*,e	Figs, Inc	421,208
107	*	Globus Medical, Inc	7,140
41,527	*	Guardant Health, Inc	2,888,203
113,102		HCA Healthcare, Inc	27,150,135
39,290	*	IDEXX Laboratories, Inc	19,931,817
30,405	*	Insulet Corp	7,540,440
164,844	*	Intuitive Surgical, Inc	46,845,368
17,060	*	Masimo Corp	3,750,982
10,881		McKesson Corp	2,793,370
4,113	*	Molina Healthcare, Inc	1,194,744
48,185	*	Novocure Ltd	3,307,900
41,803	*	Oak Street Health, Inc	726,536
15,985	*	Penumbra, Inc	3,612,770
60,132		Resmed, Inc	13,746,175
4,643		STERIS plc	1,041,889
69,197		Stryker Corp	17,164,316
27,680	*	Tandem Diabetes Care, Inc	3,269,285
4,386		Teleflex, Inc	1,360,493
30,274		UnitedHealth Group, Inc	14,306,584
63,000	*	Veeva Systems, Inc	14,902,020
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	324,766,826
HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
4,132		Church & Dwight Co, Inc	424,150
46,196		Clorox Co	7,754,461
205,488		Colgate-Palmolive Co	16,942,486
106,601		Estee Lauder Cos (Class A)	33,237,126
7,234	*	Herbalife Nutrition Ltd	307,517
79,131		Kimberly-Clark Corp	10,892,382
6,028	*	Olaplex Holdings, Inc	131,651
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	69,689,773
INSURANCE - 0.3%
631	*	Alleghany Corp	418,984
60,023		Aon plc	16,592,758
45,666	*	Arch Capital Group Ltd	2,115,249
6,975		Brown & Brown, Inc	462,303
8,181		Erie Indemnity Co (Class A)	1,506,122
3,256		Everest Re Group Ltd	922,751
106,140	*	GoHealth, Inc	292,946
14	*,e	Lemonade, Inc	447
14,381		Lincoln National Corp	1,006,382
1,148	*	Markel Corp	1,415,186
28,581		Marsh & McLennan Cos, Inc	4,391,185
10,470		RenaissanceRe Holdings Ltd	1,645,570
		TOTAL INSURANCE	30,769,883

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
MATERIALS - 1.0%
21,313		Avery Dennison Corp	$4,378,116
18,349	*	Axalta Coating Systems Ltd	543,314
43,724		Ball Corp	4,245,600
18,276		Celanese Corp (Series A)	2,845,756
37,852		Chemours Co	1,238,139
7,838		Crown Holdings, Inc	896,667
31,768	*	Diversey Holdings Ltd	349,448
28,209		Dow, Inc	1,684,924
101,828		Ecolab, Inc	19,291,315
14,026		FMC Corp	1,548,050
197,033		Freeport-McMoRan, Inc (Class B)	7,333,568
34,689		Graphic Packaging Holding Co	655,969
1,920		Louisiana-Pacific Corp	127,565
16,325		LyondellBasell Industries NV	1,579,117
3,362		Olin Corp	170,352
46,131		PPG Industries, Inc	7,205,662
33,847		RPM International, Inc	2,999,183
19,684		Scotts Miracle-Gro Co (Class A)	2,976,221
39,273		Sealed Air Corp	2,667,422
111,651		Sherwin-Williams Co	31,989,128
36,748		Southern Copper Corp	2,347,830
13,065		Steel Dynamics, Inc	725,369
4,392		Westlake Chemical Corp	433,271
		TOTAL MATERIALS	98,231,986
MEDIA & ENTERTAINMENT - 11.4%
120,361	*	Alphabet, Inc (Class A)	325,705,291
112,288	*	Alphabet, Inc (Class C)	304,746,263
67,416	*	Altice USA, Inc	972,139
1,465		Cable One, Inc	2,263,029
54,707	*	Charter Communications, Inc	32,459,851
24,826	*	Live Nation, Inc	2,718,695
3,770	*	Madison Square Garden Co	626,084
130,533	*	Match Group, Inc	14,711,069
1,098,722	*	Meta Platforms, Inc	344,185,654
200,692	*	Netflix, Inc	85,723,581
552		Nexstar Media Group Inc	91,290
258,401	*	Pinterest, Inc	7,638,334
51,055	*	Playtika Holding Corp	869,467
54,610	*	Roku, Inc	8,958,771
178,330	*,e	Skillz, Inc	857,767
62,780	*	Spotify Technology S.A.	12,321,203
10,344	*	Take-Two Interactive Software, Inc	1,689,589
28,196	*	TripAdvisor, Inc	765,521
38,007	*	Twitter, Inc	1,425,643
58,119	*	Vimeo, Inc	851,443
41,566	*	Walt Disney Co	5,942,691
18,760		World Wrestling Entertainment, Inc (Class A)	936,874
234,814	*	Zynga, Inc	2,129,763
		TOTAL MEDIA & ENTERTAINMENT	1,158,590,012
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
38,359	*	10X Genomics, Inc	3,692,821
820,706		AbbVie, Inc	112,346,444
43,895	*	Adaptive Biotechnologies Corp	765,529
126,530		Agilent Technologies, Inc	17,628,160
55,032	*	Alnylam Pharmaceuticals, Inc	7,572,403
216,856		Amgen, Inc	49,256,672
279,042	*	Avantor, Inc	10,416,638
18,167		Bio-Techne Corp	6,838,240
47,471		Bruker BioSciences Corp	3,161,569
18,376	*	Catalent, Inc	1,909,818
21,494	*	Charles River Laboratories International, Inc	7,087,861
23,990	*,e	CureVac NV	463,247

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
15,319		Danaher Corp	$4,378,017
311,117		Eli Lilly & Co	76,345,001
72,836	*	Exact Sciences Corp	5,561,757
123,440	*	Exelixis, Inc	2,234,264
18,371	*	Horizon Therapeutics Plc	1,714,565
67,712	*	Illumina, Inc	23,619,300
76,399	*	Incyte Corp	5,678,738
60,943	*	Ionis Pharmaceuticals, Inc	1,937,987
21,786	*	Iovance Biotherapeutics, Inc	362,737
43,724	*	IQVIA Holdings, Inc	10,708,008
52,821	*	Maravai LifeSciences Holdings, Inc	1,527,583
10,557	*	Mettler-Toledo International, Inc	15,547,083
15,242	*	Mirati Therapeutics, Inc	1,818,371
157,270	*	Moderna, Inc	26,630,529
37,096	*	Natera, Inc	2,620,832
41,292	*	Neurocrine Biosciences, Inc	3,262,894
35,213	*	Novavax, Inc	3,299,458
5,014	*	Regeneron Pharmaceuticals, Inc	3,051,470
23,269	*	Repligen Corp	4,615,173
93,365		Royalty Pharma plc	3,735,534
38,462	*	Sarepta Therapeutics, Inc	2,752,725
54,770	*	Seagen, Inc	7,367,113
44,875	*	Sotera Health Co	965,261
5,480	*	Syneos Health, Inc	496,269
16,773		Thermo Fisher Scientific, Inc	9,750,145
23,440	*	Ultragenyx Pharmaceutical, Inc	1,639,159
47,728	*	Vertex Pharmaceuticals, Inc	11,600,290
26,440	*	Waters Corp	8,463,973
34,117		West Pharmaceutical Services, Inc	13,415,487
209,106		Zoetis, Inc	41,777,288
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	518,016,413
REAL ESTATE - 1.7%
209,485		American Tower Corp	52,685,477
8,361		CBRE Group, Inc	847,304
199,753		Crown Castle International Corp	36,456,920
29,385		Equinix, Inc	21,301,187
39,917		Equity Lifestyle Properties, Inc	3,125,102
6,168		Extra Space Storage, Inc	1,222,436
90,642		Iron Mountain, Inc	4,162,281
35,035		Lamar Advertising Co	3,880,477
40,711	*	Opendoor Technologies, Inc	404,260
53,465		Public Storage, Inc	19,168,806
8,688		SBA Communications Corp	2,827,423
131,392		Simon Property Group, Inc	19,340,902
27,957	*	Zillow Group, Inc (Class A)	1,393,936
81,501	*	Zillow Group, Inc (Class C)	4,114,170
		TOTAL REAL ESTATE	170,930,681
RETAILING - 10.6%
201,773	*	Amazon.com, Inc	603,597,876
2,074	*	AutoZone, Inc	4,119,690
65,841		Bath & Body Works, Inc	3,691,705
28,387		Best Buy Co, Inc	2,818,261
28,715	*	Burlington Stores, Inc	6,803,445
5,555	*	CarMax, Inc	617,549
35,884	*	Carvana Co	5,815,361
45,872		Dollar General Corp	9,563,395
59,773	*	DoorDash, Inc	6,783,638
289,198		eBay, Inc	17,372,124
58,846	*	Etsy, Inc	9,243,530
26,570	*	Five Below, Inc	4,357,480
46,417	*	Floor & Decor Holdings, Inc	5,046,456
30,800	*,e	GameStop Corp (Class A)	3,355,044
493,963		Home Depot, Inc	181,274,542

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
51,716	*	Leslie's, Inc	$1,077,244
1,160		Lithia Motors, Inc (Class A)	338,871
322,226		Lowe's Companies, Inc	76,480,341
45,491	*	Nordstrom, Inc	1,023,548
9,452	*	O'Reilly Automotive, Inc	6,160,341
2,942	*	Petco Health & Wellness Co, Inc	55,163
18,123		Pool Corp	8,631,079
8,115	*	RH	3,268,884
161,244		Ross Stores, Inc	15,761,601
101,638		Target Corp	22,404,064
558,939		TJX Companies, Inc	40,226,840
53,212		Tractor Supply Co	11,616,712
24,465	*	Ulta Beauty, Inc	8,898,899
20,563	*	Victoria's Secret & Co	1,148,032
8,897	*	Vroom, Inc	71,354
20,036	*	Wayfair, Inc	3,124,013
26,058		Williams-Sonoma, Inc	4,183,351
		TOTAL RETAILING	1,068,930,433
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.2%
562,372	*	Advanced Micro Devices, Inc	64,251,001
15,735	*	Allegro MicroSystems, Inc	446,559
100,101		Analog Devices, Inc	16,413,561
418,649		Applied Materials, Inc	57,848,919
185,443		Broadcom, Inc	108,647,345
28,330		Brooks Automation, Inc	2,389,352
61,353	*	Enphase Energy, Inc	8,618,256
63,448		Entegris, Inc	7,603,608
12,726	*	GLOBALFOUNDRIES, Inc	627,901
70,469		KLA Corp	27,431,468
65,324		Lam Research Corp	38,535,934
212,011		Microchip Technology, Inc	16,426,612
69,736		Micron Technology, Inc	5,737,181
20,486		MKS Instruments, Inc	3,182,090
20,930		Monolithic Power Systems, Inc	8,433,325
1,112,082		NVIDIA Corp	272,304,398
37,781		NXP Semiconductors NV	7,761,729
106,327	*	ON Semiconductor Corp	6,273,293
524,116		QUALCOMM, Inc	92,118,628
35,041		Skyworks Solutions, Inc	5,134,207
75,871		Teradyne, Inc	8,909,532
266,030		Texas Instruments, Inc	47,749,725
21,316		Universal Display Corp	3,272,219
114,622		Xilinx, Inc	22,185,088
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	832,301,931
SOFTWARE & SERVICES - 24.8%
237,713		Accenture plc	84,050,563
221,819	*	Adobe, Inc	118,517,892
28,382	*	Alteryx, Inc	1,619,761
66,054	*	Anaplan, Inc	3,189,087
16,581	*	Ansys, Inc	5,637,706
31,654	*	Aspen Technology, Inc	4,753,165
64,365	*	Atlassian Corp plc	20,876,144
102,167	*	Autodesk, Inc	25,520,295
182,004		Automatic Data Processing, Inc	37,523,765
40,195	*	Avalara, Inc	4,406,176
65,754		Bentley Systems, Inc	2,641,338
42,393	*	Bill.Com Holdings, Inc	7,978,787
222,995	*	Block, Inc	27,270,059
48,258		Broadridge Financial Solutions, Inc	7,683,639
3,321	*,e	C3.ai, Inc	87,475
128,011	*	Cadence Design Systems, Inc	19,475,594
10,983		CDK Global, Inc	471,940
23,028		Citrix Systems, Inc	2,347,474

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
114,227	*	Cloudflare, Inc	$11,011,483
35,247	*	Coupa Software, Inc	4,732,615
91,413	*	Crowdstrike Holdings, Inc	16,512,844
118,335	*	Datadog, Inc	17,289,927
89,353	*	DocuSign, Inc	11,237,927
23,950	*	DoubleVerify Holdings, Inc	662,457
140,984	*	Dropbox, Inc	3,489,354
4,139	*	Duck Creek Technologies, Inc	105,751
83,234	*	Dynatrace, Inc	4,566,217
33,201	*	Elastic NV	3,095,993
24,909	*	EPAM Systems, Inc	11,860,171
18,777	*	Euronet Worldwide, Inc	2,514,053
19,103	*	Everbridge, Inc	976,545
12,982	*	Fair Isaac Corp	6,425,960
35,189	*	FireEye, Inc	531,002
20,356	*	Fiserv, Inc	2,151,629
31,577	*	Five9, Inc	3,969,229
8,942	*	FleetCor Technologies, Inc	2,130,521
62,513	*	Fortinet, Inc	18,581,364
37,116	*	Gartner, Inc	10,908,021
2,020		Genpact Ltd	100,495
18,179	*	Globant S.A.	4,638,917
8,549	*	GoDaddy, Inc	647,245
20,960	*	HubSpot, Inc	10,245,248
10,960	*	Informatica, Inc	306,003
123,289		Intuit, Inc	68,453,751
9,273		Jack Henry & Associates, Inc	1,556,102
21,345	*	Jamf Holding Corp	705,666
16,028	*	Manhattan Associates, Inc	2,145,668
406,537		Mastercard, Inc (Class A)	157,077,766
29,886		McAfee Corp	766,576
3,503,547		Microsoft Corp	1,089,533,046
29,316	*	MongoDB, Inc	11,876,205
28,480	*	nCino OpCo, Inc	1,305,238
24,032	*	NCR Corp	914,658
24,337	*	New Relic, Inc	2,558,792
65,887		NortonLifelock, Inc	1,713,721
50,531	*	Nuance Communications, Inc	2,791,838
97,146	*	Nutanix, Inc	2,655,972
58,405	*	Okta, Inc	11,557,765
714,491		Oracle Corp	57,988,090
766,726	*	Palantir Technologies, Inc	10,511,813
44,451	*	Palo Alto Networks, Inc	22,998,947
131,000		Paychex, Inc	15,426,560
23,642	*	Paycom Software, Inc	7,927,163
9,256	*,e	Paycor HCM, Inc	240,101
17,485	*	Paylocity Holding Corp	3,566,590
546,025	*	PayPal Holdings, Inc	93,883,538
19,105		Pegasystems, Inc	1,895,598
19,825	*	Procore Technologies, Inc	1,240,252
48,537	*	PTC, Inc	5,642,912
38,701	*	RingCentral, Inc	6,830,339
147,838	*	Sabre Corp	1,352,718
83,573	*	salesforce.com, Inc	19,441,587
91,490	*	ServiceNow, Inc	53,593,012
20,083	*	Shift4 Payments, Inc	1,058,776
54,863	*	Smartsheet, Inc	3,413,576
86,864	*	Snowflake, Inc	23,965,778
75,360	*	Splunk, Inc	9,338,611
94,642	*	StoneCo Ltd	1,474,522
53,390		Switch, Inc	1,368,386
44,885	*	Synopsys, Inc	13,936,792
45,465	*	Teradata Corp	1,834,058
200,531	*	Trade Desk, Inc	13,944,926
6,260	*	Turing Holding Corp	134,089

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
22,252	*	Twilio, Inc	$4,586,582
16,243	*	Tyler Technologies, Inc	7,695,933
69,270	*	Unity Software, Inc	7,283,740
786,358		Visa, Inc (Class A)	177,850,589
38,206		VMware, Inc (Class A)	4,908,707
54,932		Western Union Co	1,038,764
14,778	*	WEX, Inc	2,378,962
26,192	*	Wix.com Ltd	3,440,843
88,259	*	Workday, Inc	22,330,410
54,400	*	Zendesk, Inc	5,358,944
100,502	*	Zoom Video Communications, Inc	15,505,449
36,598	*	Zscaler, Inc	9,409,712
		TOTAL SOFTWARE & SERVICES	2,513,151,964
TECHNOLOGY HARDWARE & EQUIPMENT - 13.4%
192,753		Amphenol Corp (Class A)	15,341,211
7,176,280		Apple, Inc	1,254,270,218
99,986	*	Arista Networks, Inc	12,429,260
63,201		CDW Corp	11,948,149
82,460		Cognex Corp	5,480,292
10,046	*	Coherent, Inc	2,596,690
91,643	*	CommScope Holding Co, Inc	860,528
118,411		Corning, Inc	4,977,998
60,242	*	Dell Technologies, Inc	3,422,348
191,952		HP, Inc	7,050,397
1,720	*	IPG Photonics Corp	265,688
55,664		Jabil Inc	3,422,779
38,124	*	Keysight Technologies, Inc	6,436,094
67,109		NetApp, Inc	5,805,600
118,217	*	Pure Storage, Inc	3,131,568
3,165		Ubiquiti, Inc	917,977
46,199		Vontier Corp	1,298,654
24,736	*	Zebra Technologies Corp (Class A)	12,593,592
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,352,249,043
TRANSPORTATION - 2.0%
11,671		CH Robinson Worldwide, Inc	1,221,370
290,347	*	Delta Air Lines, Inc	11,523,872
56,392		Expeditors International of Washington, Inc	6,455,756
49,117		FedEx Corp	12,075,906
39,508	*	GXO Logistics, Inc	3,208,445
34,092		JB Hunt Transport Services, Inc	6,564,074
16,258		Landstar System, Inc	2,601,280
134,526	*	Lyft, Inc (Class A)	5,181,941
43,880		Old Dominion Freight Line	13,248,688
7,120	*	TuSimple Holdings, Inc	133,571
641,452	*	Uber Technologies, Inc	23,990,305
188,738		Union Pacific Corp	46,155,878
336,690		United Parcel Service, Inc (Class B)	68,082,085
39,847	*	XPO Logistics, Inc	2,636,676
		TOTAL TRANSPORTATION	203,079,847
UTILITIES - 0.0%
15,868		Brookfield Renewable Corp	543,003
51,055		NRG Energy, Inc	2,038,626
		TOTAL UTILITIES	2,581,629
		TOTAL COMMON STOCKS	10,119,716,367
		(Cost $3,710,517,315)

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0.1%
$10,380,000	r	Fixed Income Clearing Corp (FICC)	0.030%	02/01/22	$10,380,000
		TOTAL REPURCHASE AGREEMENT			10,380,000
SHARES	COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
6,277,352	c State Street Navigator Securities Lending Government Money	0.050	6,277,352
	Market Portfolio
	TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		6,277,352
	TOTAL SHORT-TERM INVESTMENTS		16,657,352
	(Cost $16,657,352)
	TOTAL INVESTMENTS - 100.1%		10,136,373,719
	(Cost $3,727,174,667)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%		(10,412,650)
	NET ASSETS - 100.0%		$10,125,961,069

* Non-income producing

c Investments made with cash collateral received from securities on loan.

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,030,346.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $10,380,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rates 1.375%–4.250% and maturity date 11/15/40, valued at $10,587,675.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

			TIAA-CREF FUNDS
			LARGE-CAP VALUE INDEX FUND
			SCHEDULE OF INVESTMENTS (unaudited)
			January 31, 2022
SHARES		COMPANY		VALUE
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1.1%
94,343	*	Aptiv plc		$12,885,367
103,000		BorgWarner, Inc		4,516,550
1,687,358		Ford Motor Co		34,253,367
588,202	*	General Motors Co		31,015,891
102,890		Gentex Corp		3,230,746
67,025		Harley-Davidson, Inc		2,317,054
26,258		Lear Corp		4,393,489
29,938	*	QuantumScape Corp		499,665
45,898	*	Rivian Automotive, Inc		3,017,335
13,571		Thor Industries, Inc		1,283,681
		TOTAL AUTOMOBILES & COMPONENTS		97,413,145
BANKS - 8.4%
3,099,322		Bank of America Corp		143,002,717
17,274		Bank of Hawaii Corp		1,486,773
53,507		Bank OZK		2,506,803
13,741		BOK Financial Corp		1,409,140
851,126		Citigroup, Inc		55,425,325
150,386		Citizens Financial Group, Inc		7,740,367
56,978		Comerica, Inc		5,286,419
45,526		Commerce Bancshares, Inc		3,137,197
24,533		Cullen/Frost Bankers, Inc		3,459,398
60,456		East West Bancorp, Inc		5,219,771
294,476		Fifth Third Bancorp		13,142,464
5,227		First Citizens Bancshares, Inc (Class A)		4,072,251
56,792		First Hawaiian, Inc		1,610,053
234,662		First Horizon National Corp		4,015,067
76,073		First Republic Bank		13,205,512
140,329		FNB Corp		1,813,051
620,636		Huntington Bancshares, Inc		9,346,778
1,263,656		JPMorgan Chase & Co		187,779,282
409,024		Keycorp		10,250,141
54,612		M&T Bank Corp		9,250,181
133,542		MGIC Investment Corp		2,027,168
184,073		New York Community Bancorp, Inc		2,146,291
50,839		PacWest Bancorp		2,360,455
185,337		People's United Financial, Inc		3,591,831
32,370		Pinnacle Financial Partners, Inc		3,130,503
183,028		PNC Financial Services Group, Inc		37,701,938
33,061		Popular, Inc		2,948,049
38,616		Prosperity Bancshares, Inc		2,828,622
414,112		Regions Financial Corp		9,499,729
25,758		Signature Bank		7,846,659
75,648		Sterling Bancorp		1,988,786
24,217	*	SVB Financial Group		14,140,306
58,653		Synovus Financial Corp		2,918,573
25,874		TFS Financial Corp		449,690
574,298		Truist Financial Corp		36,077,400
94,329		Umpqua Holdings Corp		1,912,992
574,772		US Bancorp		33,445,983
7,250	e	UWM Holdings Corp		37,482
39,080		Webster Financial Corp		2,220,135
1,721,526		Wells Fargo & Co		92,618,099
20,546		Western Alliance Bancorp		2,037,958
25,142		Wintrust Financial Corp		2,465,676
66,030		Zions Bancorporation		4,478,155
		TOTAL BANKS		752,031,170

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
CAPITAL GOODS - 8.1%
211,615		3M Co	$35,132,322
56,975		A.O. Smith Corp	4,354,030
14,552		Acuity Brands, Inc	2,787,145
57,495		Aecom Technology Corp	3,974,629
24,199		AGCO Corp	2,836,123
45,117		Air Lease Corp	1,796,108
9,226		Allegion plc	1,132,307
11,288		Allison Transmission Holdings, Inc	428,831
98,493		Ametek, Inc	13,470,888
9,478		Armstrong World Industries, Inc	938,512
21,346	*	AZEK Co, Inc	705,058
230,440	*	Boeing Co	46,143,306
81,170	*	Builders FirstSource, Inc	5,518,748
10,091		BWX Technologies, Inc	449,150
13,626		Carlisle Cos, Inc	3,044,594
197,887		Carrier Global Corp	9,435,252
32,045		Caterpillar, Inc	6,458,990
95,892	*,e	ChargePoint Holdings, Inc	1,328,104
50,611	*	Colfax Corp	2,081,124
7,363	*	Core & Main, Inc	177,080
21,325		Crane Co	2,207,351
61,420		Cummins, Inc	13,566,450
18,184		Curtiss-Wright Corp	2,414,653
44,881		Donaldson Co, Inc	2,498,077
62,635		Dover Corp	10,642,313
170,113		Eaton Corp	26,951,003
255,557		Emerson Electric Co	23,498,466
29,742		Fastenal Co	1,685,777
50,654		Flowserve Corp	1,652,334
8,599	*	Fluence Energy, Inc	160,801
142,054		Fortive Corp	10,020,489
44,261		Fortune Brands Home & Security, Inc	4,168,058
44,584	*	Gates Industrial Corp plc	689,715
106,664		General Dynamics Corp	22,623,434
470,200		General Electric Co	44,424,496
24,882		Graco, Inc	1,805,438
13,060		HEICO Corp	1,781,253
22,930		HEICO Corp (Class A)	2,515,421
36,526	*	Hexcel Corp	1,905,561
234,649		Honeywell International, Inc	47,981,028
156,026		Howmet Aerospace, Inc	4,850,848
23,676		Hubbell, Inc	4,434,278
16,935		Huntington Ingalls	3,170,232
32,328		IDEX Corp	6,964,744
14,809		Illinois Tool Works, Inc	3,464,121
172,761		Ingersoll Rand, Inc	9,710,896
36,817		ITT, Inc	3,384,219
306,611		Johnson Controls International plc	22,281,421
83,880		L3Harris Technologies, Inc	17,555,245
14,540		Lennox International, Inc	4,123,835
12,958		Lockheed Martin Corp	5,042,347
107,001		Masco Corp	6,776,373
22,237	*	Mastec, Inc	1,915,273
23,748	*	Mercury Systems, Inc	1,351,736
16,555	*	Middleby Corp	3,065,986
17,212		MSC Industrial Direct Co (Class A)	1,405,188
20,312		Nordson Corp	4,723,353
58,616		Northrop Grumman Corp	21,682,058
71,958		nVent Electric plc	2,489,027
29,677		Oshkosh Corp	3,377,539
183,990		Otis Worldwide Corp	15,718,266
44,782		Owens Corning, Inc	3,972,163
145,562		PACCAR, Inc	13,535,810
45,897		Parker-Hannifin Corp	14,228,529

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
72,224		Pentair plc	$4,600,669
61,883		Quanta Services, Inc	6,356,622
645,354		Raytheon Technologies Corp	58,204,477
23,130		Regal-Beloit Corp	3,665,642
19,622		Rockwell Automation, Inc	5,675,075
45,452		Roper Technologies Inc	19,869,796
67,621	*	Sensata Technologies Holding plc	3,878,741
44,312	*	Shoals Technologies Group, Inc	747,100
9,076	*	SiteOne Landscape Supply, Inc	1,634,769
23,151		Snap-On, Inc	4,821,196
31,875		Spirit Aerosystems Holdings, Inc (Class A)	1,397,081
69,005		Stanley Black & Decker, Inc	12,051,723
90,656	*	Sunrun, Inc	2,350,710
95,423		Textron, Inc	6,494,489
27,223		Timken Co	1,818,496
2,495		Toro Co	240,967
53,186		Trane Technologies plc	9,206,497
15,985	*	TransDigm Group, Inc	9,849,797
20,309	*	United Rentals, Inc	6,501,317
65,878	*	Univar Solutions Inc	1,745,767
8,233		Valmont Industries, Inc	1,788,455
7,794	*,e	Virgin Galactic Holdings, Inc	71,705
3,397		W.W. Grainger, Inc	1,681,889
14,295		Watsco, Inc	4,039,195
76,128		Westinghouse Air Brake Technologies Corp	6,767,779
24,381		Woodward Inc	2,688,493
26,253		Xylem, Inc	2,757,090
		TOTAL CAPITAL GOODS	725,513,443
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
69,879		ADT, Inc	530,382
9,994	*	CACI International, Inc (Class A)	2,473,115
2,045		Cintas Corp	800,679
188,758	*	Clarivate Analytics plc	3,106,957
22,551	*	Clean Harbors, Inc	2,087,095
37,740	*	CoStar Group, Inc	2,647,838
20,710	*	Driven Brands Holdings, Inc	585,057
68,841	*	Dun & Bradstreet Holdings, Inc	1,380,950
31,912		Equifax, Inc	7,651,221
14,419	*	FTI Consulting, Inc	2,102,434
159,805		IHS Markit Ltd	18,663,626
55,784		Jacobs Engineering Group, Inc	7,261,961
3,303	*	Legalzoom.com, Inc	52,452
61,641		Leidos Holdings, Inc	5,513,787
23,350		Manpower, Inc	2,448,715
11,920		MSA Safety, Inc	1,637,808
153,521		Nielsen NV	2,895,406
89,742		Republic Services, Inc	11,456,464
5,809		Robert Half International, Inc	657,927
6,268		Rollins, Inc	193,368
24,890		Science Applications International Corp	2,041,727
40,178	*	Stericycle, Inc	2,360,056
26,094		TransUnion	2,690,813
24,782		Verisk Analytics, Inc	4,860,494
152,232		Waste Management, Inc	22,901,782
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	109,002,114
CONSUMER DURABLES & APPAREL - 1.0%
29,176		Brunswick Corp	2,648,889
61,671	*	Capri Holdings Ltd	3,704,577
18,771		Carter's, Inc	1,747,956
14,127		Columbia Sportswear Co	1,311,975
9,928	*	Deckers Outdoor Corp	3,179,243
83,247		DR Horton, Inc	7,427,297
65,670		Garmin Ltd	8,170,661

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
59,973		Hanesbrands, Inc	$965,565
55,707		Hasbro, Inc	5,151,783
16,491	*	Hayward Holdings, Inc	324,708
57,852		Leggett & Platt, Inc	2,305,402
116,659		Lennar Corp (Class A)	11,212,097
5,384		Lennar Corp (Class B)	434,650
23,589	*	Mohawk Industries, Inc	3,723,995
164,773		Newell Brands Inc	3,824,381
471	*	NVR, Inc	2,509,121
7,588		Polaris Inc	854,333
76,826		Pulte Homes, Inc	4,047,962
30,766		PVH Corp	2,923,078
20,931		Ralph Lauren Corp	2,319,992
50,292	*	Skechers U.S.A., Inc (Class A)	2,112,264
108,008		Tapestry, Inc	4,098,904
27,363		Toll Brothers, Inc	1,613,596
1,970	*	TopBuild Corp	458,321
82,942	*	Under Armour, Inc (Class A)	1,561,798
83,055	*	Under Armour, Inc (Class C)	1,328,049
49,720		VF Corp	3,242,241
25,862		Whirlpool Corp	5,435,934
		TOTAL CONSUMER DURABLES & APPAREL	88,638,772
CONSUMER SERVICES - 1.8%
100,032		ARAMARK Holdings Corp	3,430,097
27,773	*	Boyd Gaming Corp	1,651,383
5,277	*	Bright Horizons Family Solutions	677,620
32,484	*	Caesars Entertainment, Inc	2,473,332
360,346	*	Carnival Corp	7,138,454
14,340	*	Chegg, Inc	379,580
17,953		Darden Restaurants, Inc	2,511,086
5,324		Domino's Pizza, Inc	2,420,557
11,691	*	frontdoor, Inc	424,383
19,883	*	Grand Canyon Education, Inc	1,663,809
20,846		H&R Block, Inc	476,539
38,892	*	Hilton Worldwide Holdings, Inc	5,643,618
21,192	*	Hyatt Hotels Corp	1,941,399
17,902		Marriott Vacations Worldwide Corp	2,906,927
264,015		McDonald's Corp	68,498,692
167,190		MGM Resorts International	7,142,357
6,577	*	Mister Car Wash, Inc	113,124
150,772	*,e	Norwegian Cruise Line Holdings Ltd	3,140,581
66,501	*	Penn National Gaming, Inc	3,033,111
11,175	*	Planet Fitness, Inc	990,552
94,253	*	Royal Caribbean Cruises Ltd	7,333,826
72,391		Service Corp International	4,467,972
17,531	*	Six Flags Entertainment Corp	692,299
56,194	*	Terminix Global Holdings, Inc	2,424,209
8,336		Travel & Leisure Co	473,485
14,548		Wyndham Hotels & Resorts, Inc	1,221,305
170,036		Yum China Holdings, Inc	8,190,634
116,942		Yum! Brands, Inc	14,637,630
		TOTAL CONSUMER SERVICES	156,098,561
DIVERSIFIED FINANCIALS - 9.3%
17,812		Affiliated Managers Group, Inc	2,604,293
219,220		AGNC Investment Corp	3,264,186
148,354		Ally Financial, Inc	7,079,453
98,126		American Express Co	17,645,017
21,557		Ameriprise Financial, Inc	6,560,011
584,619		Annaly Capital Management, Inc	4,618,490
54,961		Apollo Global Management, Inc	3,847,270
7,150		Ares Management Corp	569,998
324,363		Bank of New York Mellon Corp	19,221,751
789,414	*	Berkshire Hathaway, Inc (Class B)	247,102,370

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
61,477		BlackRock, Inc	$50,591,882
181,232		Capital One Financial Corp	26,592,171
69,781		Carlyle Group, Inc	3,562,320
45,728		CBOE Global Markets, Inc	5,420,140
647,166		Charles Schwab Corp	56,756,458
154,600		CME Group, Inc	35,480,700
3,376	*	Credit Acceptance Corp	1,821,555
57,723		Discover Financial Services	6,681,437
156,690		Equitable Holdings, Inc	5,271,052
15,835		Evercore Inc	1,976,525
2,266		Factset Research Systems, Inc	956,003
125,518		Franklin Resources, Inc	4,012,810
131,997		Goldman Sachs Group, Inc	46,816,696
34,983		Interactive Brokers Group, Inc (Class A)	2,385,491
240,038		Intercontinental Exchange Group, Inc	30,403,213
143,412		Invesco Ltd	3,249,716
309,220		iShares Russell 1000 Value Index Fund	50,696,619
73,442		Janus Henderson Group plc	2,710,010
95,419		Jefferies Financial Group, Inc	3,496,152
240,168		KKR & Co, Inc	17,090,355
44,161		Lazard Ltd (Class A)	1,927,186
3,875		Moody's Corp	1,329,125
577,114		Morgan Stanley	59,177,270
946		Morningstar, Inc	271,890
10,184		MSCI, Inc (Class A)	5,459,846
48,993		Nasdaq Inc	8,780,036
194,270		New Residential Investment Corp	2,068,975
87,498		Northern Trust Corp	10,205,767
49,568		OneMain Holdings, Inc	2,560,683
74,462		Raymond James Financial, Inc	7,883,292
30,092		S&P Global, Inc	12,494,800
44,882		SEI Investments Co	2,630,534
124,101		SLM Corp	2,276,012
119,754		Starwood Property Trust, Inc	2,963,911
156,041		State Street Corp	14,745,874
43,860		Stifel Financial Corp	3,285,114
190,247		Synchrony Financial	8,102,620
64,454		T Rowe Price Group, Inc	9,953,631
45,876		Tradeweb Markets, Inc	3,888,909
40,117		Virtu Financial, Inc	1,240,819
48,941		Voya Financial, Inc	3,326,030
		TOTAL DIVERSIFIED FINANCIALS	833,056,468
ENERGY - 6.1%
155,275		Antero Midstream Corp	1,544,986
155,742		APA Corp	5,172,192
310,987		Baker Hughes Co	8,533,483
281,525		Cabot Oil & Gas Corp	6,165,397
832,475		Chevron Corp	109,328,942
569,772		ConocoPhillips	50,493,195
25,078		Continental Resources, Inc	1,302,551
290,652		Devon Energy Corp	14,698,272
40,858		Diamondback Energy, Inc	5,154,645
41,411		DT Midstream, Inc	2,140,949
219,910		EOG Resources, Inc	24,515,567
133,486	*	EQT Corp	2,836,577
1,822,153		Exxon Mobil Corp	138,410,742
369,013		Halliburton Co	11,343,460
111,172		Hess Corp	10,260,064
65,712		HollyFrontier Corp	2,310,434
834,364		Kinder Morgan, Inc	14,484,559
345,894		Marathon Oil Corp	6,734,556
263,589		Marathon Petroleum Corp	18,912,511
170,032		NOV, Inc	2,791,925
314,574		Occidental Petroleum Corp	11,850,003

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
188,313		ONEOK, Inc	$11,426,833
190,077		Phillips 66	16,116,629
50,718		Pioneer Natural Resources Co	11,101,663
598,119		Schlumberger Ltd	23,368,509
96,734		Targa Resources Investments, Inc	5,715,045
177,256		Valero Energy Corp	14,706,930
519,982		Williams Cos, Inc	15,568,261
		TOTAL ENERGY	546,988,880
FOOD & STAPLES RETAILING - 1.5%
66,742		Albertsons Cos, Inc	1,878,787
15,666		Casey's General Stores, Inc	2,942,231
12,271		Costco Wholesale Corp	6,198,450
37,562	*	Grocery Outlet Holding Corp	953,324
319,910		Kroger Co	13,944,877
96,502	*	US Foods Holding Corp	3,402,661
307,007		Walgreens Boots Alliance, Inc	15,276,668
617,781		Walmart, Inc	86,371,962
		TOTAL FOOD & STAPLES RETAILING	130,968,960
FOOD, BEVERAGE & TOBACCO - 3.7%
352,310		Altria Group, Inc	17,925,533
238,175		Archer-Daniels-Midland Co	17,863,125
3,031	*,e	Beyond Meat, Inc	197,409
9,868		Brown-Forman Corp (Class A)	618,132
39,752		Brown-Forman Corp (Class B)	2,680,477
58,639		Bunge Ltd	5,797,052
83,903		Campbell Soup Co	3,701,800
493,049		Coca-Cola Co	30,080,919
201,483		ConAgra Brands, Inc	7,003,549
66,914		Constellation Brands, Inc (Class A)	15,908,803
65,794	*	Darling International, Inc	4,195,683
81,385		Flowers Foods, Inc	2,289,360
261,823		General Mills, Inc	17,982,004
35,933	*	Hain Celestial Group, Inc	1,312,632
8,435		Hershey Co	1,662,285
122,092		Hormel Foods Corp	5,795,707
29,413		Ingredion, Inc	2,785,411
46,391		J.M. Smucker Co	6,521,647
58,590		Kellogg Co	3,691,170
297,909		Keurig Dr Pepper, Inc	11,305,647
297,719		Kraft Heinz Co	10,658,340
44,189		Lamb Weston Holdings, Inc	2,837,376
106,280		McCormick & Co, Inc	10,660,947
76,495		Molson Coors Brewing Co (Class B)	3,645,752
601,272		Mondelez International, Inc	40,303,262
12,568	*	Monster Beverage Corp	1,089,897
102,330		PepsiCo, Inc	17,756,302
669,615		Philip Morris International, Inc	68,869,903
15,841	*	Pilgrim's Pride Corp	443,073
26,505	*	Post Holdings, Inc	2,804,759
121		Seaboard Corp	462,219
122,969		Tyson Foods, Inc (Class A)	11,176,652
		TOTAL FOOD, BEVERAGE & TOBACCO	330,026,827
HEALTH CARE EQUIPMENT & SERVICES - 7.9%
373,701		Abbott Laboratories	47,631,930
36,352	*	Acadia Healthcare Co, Inc	1,913,933
4,438	*	agilon health, Inc	73,582
1,599	*	Amedisys, Inc	216,025
63,059		AmerisourceBergen Corp	8,588,636
105,496		Anthem, Inc	46,522,681
215,271		Baxter International, Inc	18,392,754
123,205		Becton Dickinson & Co	31,311,319
607,447	*	Boston Scientific Corp	26,059,476

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
51,092		Cardinal Health, Inc	$2,634,814
247,693	*	Centene Corp	19,260,608
127,189		Cerner Corp	11,599,637
24,632	*	Certara, Inc	658,413
106,060	*	Change Healthcare, Inc	2,087,261
4,933		Chemed Corp	2,313,133
139,594		Cigna Corp	32,170,833
20,557		Cooper Cos, Inc	8,187,853
566,171		CVS Health Corp	60,302,873
8,979	*	DaVita, Inc	973,054
94,162		Dentsply Sirona, Inc	5,030,134
17,920		Encompass Health Corp	1,111,757
69,923	*	Envista Holdings Corp	3,023,471
31,700	*,e	Figs, Inc	712,616
32,007	*	Globus Medical, Inc	2,135,827
61,108	*	Henry Schein, Inc	4,601,432
106,750	*	Hologic, Inc	7,498,120
55,668		Humana, Inc	21,849,690
8,561	*	ICU Medical, Inc	1,826,575
30,729	*	Integra LifeSciences Holdings Corp	1,989,396
41,190	*	Laboratory Corp of America Holdings	11,177,318
5,916	*	Masimo Corp	1,300,751
56,757		McKesson Corp	14,570,657
577,447		Medtronic plc	59,759,990
21,614	*	Molina Healthcare, Inc	6,278,435
4,280	*	Oak Street Health, Inc	74,386
53,670		Premier, Inc	2,051,267
51,703		Quest Diagnostics, Inc	6,980,939
15,965	*	Quidel Corp	1,650,142
6,189		Resmed, Inc	1,414,805
27,366	*,e	Signify Health, Inc	364,789
31,979		STERIS plc	7,176,088
85,642		Stryker Corp	21,243,498
1,936	*	Tandem Diabetes Care, Inc	228,661
65,619	*	Teladoc, Inc	5,033,634
16,544		Teleflex, Inc	5,131,783
376,917		UnitedHealth Group, Inc	178,119,667
32,275		Universal Health Services, Inc (Class B)	4,197,687
89,406		Zimmer Biomet Holdings, Inc	10,998,726
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	708,431,056
HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
99,012		Church & Dwight Co, Inc	10,163,582
8,983		Clorox Co	1,507,886
167,877		Colgate-Palmolive Co	13,841,459
154,111	*	Coty, Inc	1,306,861
38,548	*	Herbalife Nutrition Ltd	1,638,675
72,743		Kimberly-Clark Corp	10,013,074
27,915	*	Olaplex Holdings, Inc	609,664
1,035,661		Procter & Gamble Co	166,171,807
23,360		Reynolds Consumer Products, Inc	707,107
17,607		Spectrum Brands Holdings, Inc	1,573,714
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	207,533,829
INSURANCE - 4.0%
283,190		Aflac, Inc	17,789,996
4,986	*	Alleghany Corp	3,310,704
122,595		Allstate Corp	14,793,539
29,150		American Financial Group, Inc	3,797,662
356,173		American International Group, Inc	20,568,991
39,277		Aon plc	10,857,734
127,183	*	Arch Capital Group Ltd	5,891,117
86,840		Arthur J. Gallagher & Co	13,715,510
24,482		Assurant, Inc	3,733,750
27,764		Assured Guaranty Ltd	1,479,544

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
31,866		Axis Capital Holdings Ltd	$1,815,725
37,082	*	Brighthouse Financial, Inc	2,019,115
95,729		Brown & Brown, Inc	6,344,918
183,914		Chubb Ltd	36,282,554
63,536		Cincinnati Financial Corp	7,486,447
10,851		CNA Financial Corp	498,169
3,323		Erie Indemnity Co (Class A)	611,764
13,178		Everest Re Group Ltd	3,734,645
114,727		Fidelity National Financial Inc	5,776,504
46,672		First American Financial Corp	3,477,531
44,420		Globe Life, Inc	4,544,166
16,362	*	GoHealth, Inc	45,159
15,500		Hanover Insurance Group, Inc	2,138,380
147,668		Hartford Financial Services Group, Inc	10,612,899
27,102		Kemper Corp	1,625,578
17,669	*,e	Lemonade, Inc	564,171
69,089		Lincoln National Corp	4,834,848
89,647		Loews Corp	5,348,340
4,765	*	Markel Corp	5,874,006
193,470		Marsh & McLennan Cos, Inc	29,724,731
11,900		Mercury General Corp	650,454
305,296		Metlife, Inc	20,473,150
124,026		Old Republic International Corp	3,178,786
16,845		Primerica, Inc	2,599,857
113,338		Principal Financial Group	8,280,474
251,469		Progressive Corp	27,324,621
162,175		Prudential Financial, Inc	18,093,865
29,686		Reinsurance Group of America, Inc (Class A)	3,408,843
11,784		RenaissanceRe Holdings Ltd	1,852,091
105,382		Travelers Cos, Inc	17,512,381
89,093		Unum Group	2,261,180
59,744		W.R. Berkley Corp	5,048,368
1,322		White Mountains Insurance Group Ltd	1,376,149
53,184		Willis Towers Watson plc	12,442,929
		TOTAL INSURANCE	353,801,345
MATERIALS - 3.7%
95,442		Air Products & Chemicals, Inc	26,926,097
49,626		Albemarle Corp	10,954,443
80,289		Alcoa Corp	4,553,189
653,653		Amcor plc	7,850,373
26,974		Aptargroup, Inc	3,164,050
10,402		Ardagh Group S.A.	250,428
59,564	*	Ardagh Metal Packaging S.A.	573,601
24,241		Ashland Global Holdings, Inc	2,328,106
16,691		Avery Dennison Corp	3,428,665
73,888	*	Axalta Coating Systems Ltd	2,187,824
96,426		Ball Corp	9,362,965
58,068	*	Berry Global Group, Inc	3,914,945
30,815		Celanese Corp (Series A)	4,798,204
89,872		CF Industries Holdings, Inc	6,189,485
34,318		Chemours Co	1,122,542
200,713	*	Cleveland-Cliffs, Inc	3,440,221
316,021		Corteva, Inc	15,194,290
48,105		Crown Holdings, Inc	5,503,212
5,026	*	Diversey Holdings Ltd	55,286
297,090		Dow, Inc	17,745,186
224,114		DuPont de Nemours, Inc	17,167,132
16,630		Eagle Materials, Inc	2,425,485
58,454		Eastman Chemical Co	6,951,934
13,581		Ecolab, Inc	2,572,920
95,900		Element Solutions, Inc	2,151,996
42,326		FMC Corp	4,671,521
443,622		Freeport-McMoRan, Inc (Class B)	16,511,611
89,761		Graphic Packaging Holding Co	1,697,380

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
87,760		Huntsman Corp	$3,144,441
109,198		International Flavors & Fragrances, Inc	14,405,400
168,321		International Paper Co	8,121,488
37,886		Louisiana-Pacific Corp	2,517,146
97,938		LyondellBasell Industries NV	9,473,543
27,077		Martin Marietta Materials, Inc	10,536,202
160,640		Mosaic Co	6,417,568
2,878		NewMarket Corp	972,965
343,320		Newmont Goldcorp Corp	21,000,884
122,525		Nucor Corp	12,424,035
58,770		Olin Corp	2,977,876
40,388		Packaging Corp of America	6,083,644
58,242		PPG Industries, Inc	9,097,400
27,853		Reliance Steel & Aluminum Co	4,258,167
28,171		Royal Gold, Inc	2,860,765
21,963		RPM International, Inc	1,946,141
29,902		Sealed Air Corp	2,030,944
36,969		Silgan Holdings, Inc	1,655,472
40,037		Sonoco Products Co	2,267,696
3,185		Southern Copper Corp	203,490
65,653		Steel Dynamics, Inc	3,645,055
15,301	*	Sylvamo Corp	455,817
114,949		United States Steel Corp	2,381,743
73,658		Valvoline, Inc	2,426,294
57,145		Vulcan Materials Co	10,875,265
11,403		Westlake Chemical Corp	1,124,906
112,441		WestRock Co	5,190,277
		TOTAL MATERIALS	332,187,715
MEDIA & ENTERTAINMENT - 5.0%
331,138		Activision Blizzard, Inc	26,163,213
17,991	*	Alphabet, Inc (Class A)	48,684,905
16,791	*	Alphabet, Inc (Class C)	45,570,270
27,569	*	Altice USA, Inc	397,545
1,093		Cable One, Inc	1,688,390
2,999	*	Charter Communications, Inc	1,779,427
1,962,375		Comcast Corp (Class A)	98,099,126
72,114	*,e	Discovery, Inc (Class A)	2,012,702
136,724	*,e	Discovery, Inc (Class C)	3,739,401
107,769	*	DISH Network Corp (Class A)	3,383,947
121,000		Electronic Arts, Inc	16,051,860
138,476		Fox Corp (Class A)	5,623,510
63,346		Fox Corp (Class B)	2,355,204
32,870	*	IAC	4,488,070
170,286		Interpublic Group of Cos, Inc	6,051,965
10,841	*	Liberty Broadband Corp (Class A)	1,586,580
61,488	*	Liberty Broadband Corp (Class C)	9,125,434
8,809	*	Liberty Media Group (Class A)	482,733
84,727	*	Liberty Media Group (Class C)	5,103,107
39,924	*	Liberty SiriusXM Group (Class A)	1,846,485
71,319	*	Liberty SiriusXM Group (Class C)	3,318,473
35,620	*	Live Nation, Inc	3,900,746
8,547	*	Loyalty Ventures, Inc	250,513
4,999	*	Madison Square Garden Co	830,184
69,681		New York Times Co (Class A)	2,789,331
166,229		News Corp (Class A)	3,696,933
53,175		News Corp (Class B)	1,182,612
16,488		Nexstar Media Group Inc	2,726,786
91,644		Omnicom Group, Inc	6,906,292
387,514	e	Sirius XM Holdings, Inc	2,464,589
39,533	*	Take-Two Interactive Software, Inc	6,457,320
16,372	*	TripAdvisor, Inc	444,500
297,538	*	Twitter, Inc	11,160,650
25		ViacomCBS, Inc (Class A)	915
246,806		ViacomCBS, Inc (Class B)	8,255,661

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,311	*	Vimeo, Inc	$63,156
741,560	*	Walt Disney Co	106,020,833
2,601		World Wrestling Entertainment, Inc (Class A)	129,894
225,043	*	Zynga, Inc	2,041,140
		TOTAL MEDIA & ENTERTAINMENT	446,874,402
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
5,099	*	Adaptive Biotechnologies Corp	88,927
14,059		Agilent Technologies, Inc	1,958,700
42,949		Amgen, Inc	9,755,436
63,474	*	Biogen, Inc	14,345,124
78,439	*	BioMarin Pharmaceutical, Inc	6,952,049
9,224	*	Bio-Rad Laboratories, Inc (Class A)	5,531,910
960,608		Bristol-Myers Squibb Co	62,333,853
55,771	*	Catalent, Inc	5,796,280
1,350	*	Charles River Laboratories International, Inc	445,176
258,929		Danaher Corp	73,999,319
195,312	*	Elanco Animal Health, Inc	5,085,924
76,636		Eli Lilly & Co	18,805,708
5,506	*	Exact Sciences Corp	420,438
19,168	*	Exelixis, Inc	346,941
541,052		Gilead Sciences, Inc	37,159,451
75,307	*	Horizon Therapeutics Plc	7,028,402
11,439	*	Incyte Corp	850,261
4,767	*	Ionis Pharmaceuticals, Inc	151,591
43,453	*	Iovance Biotherapeutics, Inc	723,492
41,182	*	IQVIA Holdings, Inc	10,085,472
25,264	*	Jazz Pharmaceuticals plc	3,509,422
1,133,916		Johnson & Johnson	195,362,388
1,090,131		Merck & Co, Inc	88,823,874
2,801	*	Mirati Therapeutics, Inc	334,159
2,288	*	Natera, Inc	161,647
74,117	*	Nektar Therapeutics	824,181
109,070		Organon & Co	3,480,424
54,047		PerkinElmer, Inc	9,305,272
58,349		Perrigo Co plc	2,221,346
2,402,822		Pfizer, Inc	126,604,691
94,842	*	QIAGEN NV	4,693,731
38,302	*	Regeneron Pharmaceuticals, Inc	23,310,214
1,365	*	Repligen Corp	270,734
57,056		Royalty Pharma plc	2,282,811
23,705	*	Sage Therapeutics, Inc	934,451
6,139	*	Seagen, Inc	825,757
38,100	*	Syneos Health, Inc	3,450,336
153,859		Thermo Fisher Scientific, Inc	89,438,237
7,093	*	Ultragenyx Pharmaceutical, Inc	496,013
19,139	*	United Therapeutics Corp	3,863,590
66,262	*	Vertex Pharmaceuticals, Inc	16,104,979
513,329		Viatris, Inc	7,684,535
1,841	*	Waters Corp	589,341
11,098		Zoetis, Inc	2,217,269
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	848,653,856
REAL ESTATE - 4.9%
66,948		Alexandria Real Estate Equities, Inc	13,044,148
59,985		American Campus Communities, Inc	3,134,816
120,129		American Homes 4 Rent	4,700,648
114,295		Americold Realty Trust	3,251,693
67,604		Apartment Income REIT Corp	3,570,843
59,707		AvalonBay Communities, Inc	14,582,241
67,038		Boston Properties, Inc	7,513,619
121,459		Brixmor Property Group, Inc	3,080,200
42,875		Camden Property Trust	6,863,859
134,711		CBRE Group, Inc	13,651,613
59,780		Cousins Properties, Inc	2,305,117

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
91,771		CubeSmart	$4,656,461
53,930		CyrusOne, Inc	4,845,610
121,842		Digital Realty Trust, Inc	18,182,482
72,900		Douglas Emmett, Inc	2,275,938
163,340		Duke Realty Corp	9,437,785
33,445		EPR Properties	1,470,577
11,023		Equinix, Inc	7,990,573
35,270		Equity Lifestyle Properties, Inc	2,761,288
157,535		Equity Residential	13,978,081
27,771		Essex Property Trust, Inc	9,233,857
51,838		Extra Space Storage, Inc	10,273,773
32,976		Federal Realty Investment Trust	4,204,110
54,217		First Industrial Realty Trust, Inc	3,295,309
96,710		Gaming and Leisure Properties, Inc	4,369,358
89,331		Healthcare Trust of America, Inc	2,907,724
232,617		Healthpeak Properties Inc	8,227,663
40,552		Highwoods Properties, Inc	1,748,602
306,396	*	Host Hotels and Resorts, Inc	5,312,907
17,193	*	Howard Hughes Corp	1,655,858
65,811		Hudson Pacific Properties	1,555,114
255,762		Invitation Homes, Inc	10,736,889
36,465		Iron Mountain, Inc	1,674,473
53,371		JBG SMITH Properties	1,462,365
21,410	*	Jones Lang LaSalle, Inc	5,369,414
50,345		Kilroy Realty Corp	3,222,080
254,783		Kimco Realty Corp	6,181,036
4,668		Lamar Advertising Co	517,028
34,904		Life Storage, Inc	4,710,295
256,612		Medical Properties Trust, Inc	5,840,489
49,545		Mid-America Apartment Communities, Inc	10,239,961
76,602		National Retail Properties, Inc	3,399,597
101,834		Omega Healthcare Investors, Inc	3,205,734
165,017	*	Opendoor Technologies, Inc	1,638,619
23,895	*	Orion Office REIT, Inc	397,613
96,160	*	Park Hotels & Resorts, Inc	1,750,112
317,122		Prologis, Inc	49,731,072
15,744		Public Storage, Inc	5,644,696
63,739		Rayonier, Inc	2,329,023
242,425		Realty Income Corp	16,826,719
73,842		Regency Centers Corp	5,298,163
64,976		Rexford Industrial Realty, Inc	4,754,294
38,932		SBA Communications Corp	12,670,030
18,379		Simon Property Group, Inc	2,705,389
27,353		SL Green Realty Corp	1,983,622
49,701		Spirit Realty Capital, Inc	2,358,809
104,045		STORE Capital Corp	3,299,267
49,747		Sun Communities, Inc	9,400,193
128,388		UDR, Inc	7,297,574
170,655		Ventas, Inc	9,048,128
269,537		VICI Properties, Inc	7,714,149
76,892		Vornado Realty Trust	3,153,341
186,646		Welltower, Inc	16,169,143
320,296		Weyerhaeuser Co	12,949,567
79,347		WP Carey, Inc	6,157,327
		TOTAL REAL ESTATE	433,918,078
RETAILING - 1.6%
26,979		Advance Auto Parts, Inc	6,245,908
19,609	*	Autonation, Inc	2,137,381
7,056	*	AutoZone, Inc	14,015,686
42,618		Bath & Body Works, Inc	2,389,591
82,803		Best Buy Co, Inc	8,220,682
1,655	*	Burlington Stores, Inc	392,119
64,803	*	CarMax, Inc	7,204,150
26,951	e	Dick's Sporting Goods, Inc	3,110,145

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
57,309		Dollar General Corp	$11,947,780
95,431	*	Dollar Tree, Inc	12,522,456
7,513	*	DoorDash, Inc	852,650
38,590		Foot Locker, Inc	1,724,201
81,332		Gap, Inc	1,469,669
61,332		Genuine Parts Co	8,171,262
68,378		Kohl's Corp	4,082,850
5,340	*	Leslie's, Inc	111,232
11,307		Lithia Motors, Inc (Class A)	3,303,114
114,679		LKQ Corp	6,294,730
2,857	*	Nordstrom, Inc	64,283
28,048	*	Ollie's Bargain Outlet Holdings, Inc	1,344,621
20,231	*	O'Reilly Automotive, Inc	13,185,554
11,762		Penske Auto Group, Inc	1,195,372
18,077	*	Petco Health & Wellness Co, Inc	338,944
166,733		Qurate Retail Group, Inc QVC Group	1,172,133
115,471		Target Corp	25,453,273
15,915	*	Victoria's Secret & Co	888,535
37,119	*,e	Vroom, Inc	297,694
14,419	*	Wayfair, Inc	2,248,211
7,727		Williams-Sonoma, Inc	1,240,493
		TOTAL RETAILING	141,624,719
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
139,848		Analog Devices, Inc	22,930,877
6,654		Brooks Automation, Inc	561,198
25,269	*	Cirrus Logic, Inc	2,260,059
45,572	*	First Solar, Inc	3,571,933
10,636	*	GLOBALFOUNDRIES, Inc	524,780
1,739,941		Intel Corp	84,943,920
352,538		Marvell Technology, Inc	25,171,213
36,938		Microchip Technology, Inc	2,861,956
415,967		Micron Technology, Inc	34,221,605
4,076		MKS Instruments, Inc	633,125
78,608		NXP Semiconductors NV	16,149,228
83,575	*	ON Semiconductor Corp	4,930,925
46,814	*	Qorvo, Inc	6,426,626
36,311		Skyworks Solutions, Inc	5,320,288
151,713		Texas Instruments, Inc	27,230,967
49,588	*	Wolfspeed Inc	4,673,173
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	242,411,873
SOFTWARE & SERVICES - 4.4%
54,146		Accenture plc	19,144,943
68,203	*	Akamai Technologies, Inc	7,812,654
21,369		Alliance Data Systems Corp	1,475,316
55,766		Amdocs Ltd	4,232,082
21,650	*	Ansys, Inc	7,361,216
15,186		Automatic Data Processing, Inc	3,130,898
65,351	*	Black Knight, Inc	4,875,185
4,575		Broadridge Financial Solutions, Inc	728,431
19,471	*,e	C3.ai, Inc	512,866
40,775		CDK Global, Inc	1,752,102
55,536	*	Ceridian HCM Holding, Inc	4,210,739
34,298		Citrix Systems, Inc	3,496,338
6,161	*	Cloudflare, Inc	593,920
225,520		Cognizant Technology Solutions Corp (Class A)	19,263,918
18,198		Concentrix Corp	3,657,616
12,535	*,e	Datto Holding Corp	312,247
27,604		Dolby Laboratories, Inc (Class A)	2,425,011
23,954	*	Duck Creek Technologies, Inc	612,025
104,219	*	DXC Technology Co	3,134,908
4,666	*	Dynatrace, Inc	255,977
6,358	*	Euronet Worldwide, Inc	851,273
48,844	*	Fastly, Inc	1,399,869

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
260,958		Fidelity National Information Services, Inc	$31,294,083
74,344	*	FireEye, Inc	1,121,851
238,685	*	Fiserv, Inc	25,229,004
27,422	*	FleetCor Technologies, Inc	6,533,566
74,802		Genpact Ltd	3,721,399
125,544		Global Payments, Inc	18,816,535
64,824	*	GoDaddy, Inc	4,907,825
36,069	*	Guidewire Software, Inc	3,637,198
3,997	*	Informatica, Inc	111,596
384,515		International Business Machines Corp	51,359,669
23,464		Jack Henry & Associates, Inc	3,937,494
4,374	*	Jamf Holding Corp	144,604
96,075	*	Kyndryl Holdings, Inc	1,621,746
12,706	*	Manhattan Associates, Inc	1,700,952
8,275		McAfee Corp	212,254
16,118	*	N-Able, Inc	179,877
36,164	*	NCR Corp	1,376,402
168,853		NortonLifelock, Inc	4,391,867
77,717	*	Nuance Communications, Inc	4,293,864
47,326		Oracle Corp	3,840,978
17,848		Paychex, Inc	2,101,780
3,888	*,e	Paycor HCM, Inc	100,855
298,508	*	Paysafe Ltd	1,083,584
1,540		Pegasystems, Inc	152,799
7,111	*	Procore Technologies, Inc	444,864
325,220	*	salesforce.com, Inc	75,655,929
5,016	*	Snowflake, Inc	1,383,914
16,118		SolarWinds Corp	219,205
95,147		SS&C Technologies Holdings, Inc	7,599,391
6,514	*	StoneCo Ltd	101,488
24,239	*	Synopsys, Inc	7,526,209
6,834	*	Teradata Corp	275,684
12,000	*	Turing Holding Corp	257,040
51,013	*	Twilio, Inc	10,514,800
2,320	*	Tyler Technologies, Inc	1,099,216
42,051	*	VeriSign, Inc	9,132,636
60,051		VMware, Inc (Class A)	7,715,352
131,997		Western Union Co	2,496,063
6,318	*	WEX, Inc	1,017,072
		TOTAL SOFTWARE & SERVICES	388,550,179
TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
73,708		Amphenol Corp (Class A)	5,866,420
10,980	*	Arista Networks, Inc	1,364,924
29,712	*	Arrow Electronics, Inc	3,684,288
41,127		Avnet, Inc	1,659,886
66,983	*	Ciena Corp	4,441,643
1,818,353		Cisco Systems, Inc	101,227,711
1,348	*	Coherent, Inc	348,431
219,128		Corning, Inc	9,212,141
59,055	*	Dell Technologies, Inc	3,354,914
25,923	*	F5 Networks, Inc	5,382,133
563,018		Hewlett Packard Enterprise Co	9,194,084
322,779		HP, Inc	11,855,673
14,531	*	IPG Photonics Corp	2,244,603
12,967		Jabil Inc	797,341
144,077		Juniper Networks, Inc	5,016,761
44,734	*	Keysight Technologies, Inc	7,551,994
10,318		Littelfuse, Inc	2,785,550
32,529	*	Lumentum Holdings, Inc	3,301,043
71,057		Motorola Solutions, Inc	16,480,960
53,980		National Instruments Corp	2,225,056
32,251		NetApp, Inc	2,790,034
7,333	*	Pure Storage, Inc	194,251
18,503		SYNNEX Corp	1,934,859

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
19,479	*	Teledyne Technologies, Inc	$8,209,035
106,436	*	Trimble Inc	7,680,422
14		Ubiquiti, Inc	4,060
30,185	*	Viasat, Inc	1,328,744
33,370		Vontier Corp	938,031
133,974	*	Western Digital Corp	6,931,815
63,598		Xerox Holdings Corp	1,342,554
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	229,349,361
TELECOMMUNICATION SERVICES - 2.3%
3,071,850		AT&T, Inc	78,332,175
436,981		Lumen Technologies, Inc	5,401,085
253,646	*	T-Mobile US, Inc	27,436,888
1,782,368		Verizon Communications, Inc	94,875,449
		TOTAL TELECOMMUNICATION SERVICES	206,045,597
TRANSPORTATION - 1.7%
52,562	*	Alaska Air Group, Inc	2,877,244
3,903		Amerco, Inc	2,376,732
275,337	*	American Airlines Group, Inc	4,534,800
45,590		CH Robinson Worldwide, Inc	4,770,994
14,851	*	Copa Holdings S.A. (Class A)	1,241,247
948,159		CSX Corp	32,446,001
18,880		Expeditors International of Washington, Inc	2,161,382
59,322		FedEx Corp	14,584,907
5,667	*	GXO Logistics, Inc	460,217
4,049		JB Hunt Transport Services, Inc	779,594
134,996	*	JetBlue Airways Corp	1,974,992
26,200	*	Kirby Corp	1,707,716
69,127		Knight-Swift Transportation Holdings, Inc	3,911,206
1,857		Landstar System, Inc	297,120
104,151		Norfolk Southern Corp	28,328,031
3,473		Old Dominion Freight Line	1,048,603
22,960		Ryder System, Inc	1,680,442
15,960		Schneider National, Inc	408,576
257,312	*	Southwest Airlines Co	11,517,285
50,203	*	TuSimple Holdings, Inc	941,808
102,351	*	Uber Technologies, Inc	3,827,927
102,449		Union Pacific Corp	25,053,903
134,485	*	United Airlines Holdings Inc	5,766,717
5,667	*	XPO Logistics, Inc	374,985
		TOTAL TRANSPORTATION	153,072,429
UTILITIES - 5.1%
280,678		AES Corp	6,225,438
108,332		Alliant Energy Corp	6,484,754
109,890		Ameren Corp	9,751,639
217,771		American Electric Power Co, Inc	19,686,498
77,628		American Water Works Co, Inc	12,482,582
54,306		Atmos Energy Corp	5,822,689
26,120		Avangrid, Inc	1,220,326
41,126		Brookfield Renewable Corp	1,407,332
253,799		Centerpoint Energy, Inc	7,197,740
125,115		CMS Energy Corp	8,054,904
150,188		Consolidated Edison, Inc	12,983,753
347,313		Dominion Energy, Inc	28,014,267
84,375		DTE Energy Co	10,161,281
331,671		Duke Energy Corp	34,845,355
160,386		Edison International	10,070,637
86,643		Entergy Corp	9,684,088
98,886		Essential Utilities Inc	4,819,704
96,151		Evergy, Inc	6,245,969
146,900		Eversource Energy	13,146,081
423,018		Exelon Corp	24,513,893
236,122		FirstEnergy Corp	9,907,679

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY			VALUE
43,173		Hawaiian Electric Industries, Inc			$1,834,852
20,146		Idacorp, Inc			2,220,492
86,990		MDU Resources Group, Inc			2,554,896
38,591		National Fuel Gas Co			2,343,631
842,332		NextEra Energy, Inc			65,802,976
167,771		NiSource, Inc			4,895,558
53,365		NRG Energy, Inc			2,130,864
81,701		OGE Energy Corp			3,098,102
642,938	*	PG&E Corp			8,223,177
48,823		Pinnacle West Capital Corp			3,398,569
328,626		PPL Corp			9,753,620
219,656		Public Service Enterprise Group, Inc			14,613,714
138,979		Sempra Energy			19,201,339
455,167		Southern Co			31,629,555
91,146		UGI Corp			4,133,471
207,662		Vistra Energy Corp			4,529,108
136,849		WEC Energy Group, Inc			13,279,827
230,856		Xcel Energy, Inc			16,081,429
		TOTAL UTILITIES			452,451,789
		TOTAL COMMON STOCKS			8,914,644,568
		(Cost $6,093,482,744)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0.1%
$6,395,000	r	Fixed Income Clearing Corp (FICC)	0.030%	02/01/22	6,395,000
		TOTAL REPURCHASE AGREEMENT			6,395,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
13,172,780	c	State Street Navigator Securities Lending Government Money	0.050		13,172,780
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			13,172,780
		TOTAL SHORT-TERM INVESTMENTS			19,567,780
		(Cost $19,567,780)
		TOTAL INVESTMENTS - 100.1%			8,934,212,348
		(Cost $6,113,050,524)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(8,922,741)
		NET ASSETS - 100.0%			$8,925,289,607
	REIT	Real Estate Investment Trust

* Non-income producing

c Investments made with cash collateral received from securities on loan.

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,240,249.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $6,395,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 11/15/40, valued at $6,522,953.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - S&P 500 Index Fund

			TIAA-CREF FUNDS
			S&P 500 INDEX FUND
			SCHEDULE OF INVESTMENTS (unaudited)
			January 31, 2022
SHARES		COMPANY		VALUE
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2.5%
59,572	*	Aptiv plc		$8,136,344
50,757		BorgWarner, Inc		2,225,694
843,957		Ford Motor Co		17,132,327
317,353	*	General Motors Co		16,734,024
177,923	*	Tesla, Inc		166,664,032
		TOTAL AUTOMOBILES & COMPONENTS		210,892,421
BANKS - 4.2%
1,575,177		Bank of America Corp		72,678,667
433,916		Citigroup, Inc		28,256,610
91,994		Citizens Financial Group, Inc		4,734,931
30,126		Comerica, Inc		2,795,090
153,563		Fifth Third Bancorp		6,853,517
39,032		First Republic Bank		6,775,565
321,045		Huntington Bancshares, Inc		4,834,938
646,376		JPMorgan Chase & Co		96,051,474
196,605		Keycorp		4,926,921
28,624		M&T Bank Corp		4,848,333
95,215		People's United Financial, Inc		1,845,267
92,591		PNC Financial Services Group, Inc		19,072,820
216,290		Regions Financial Corp		4,961,693
13,258		Signature Bank		4,038,784
12,845	*	SVB Financial Group		7,500,195
290,169		Truist Financial Corp		18,228,417
294,875		US Bancorp		17,158,776
872,124		Wells Fargo & Co		46,920,271
34,312		Zions Bancorporation		2,327,040
		TOTAL BANKS		354,809,309
CAPITAL GOODS - 5.2%
125,637		3M Co		20,858,255
27,587		A.O. Smith Corp		2,108,198
19,616		Allegion plc		2,407,472
49,961		Ametek, Inc		6,833,166
120,244	*	Boeing Co		24,077,659
189,473		Carrier Global Corp		9,034,073
118,701		Caterpillar, Inc		23,925,374
31,022		Cummins, Inc		6,852,139
61,922		Deere & Co		23,307,441
30,682		Dover Corp		5,213,179
87,470		Eaton Corp		13,857,872
129,236		Emerson Electric Co		11,883,250
125,944		Fastenal Co		7,138,506
78,441		Fortive Corp		5,533,228
30,163		Fortune Brands Home & Security, Inc		2,840,450
13,851	*	Generac Holdings, Inc		3,911,245
51,026		General Dynamics Corp		10,822,615
238,764		General Electric Co		22,558,423
150,730		Honeywell International, Inc		30,821,270
87,606		Howmet Aerospace, Inc		2,723,670
9,204		Huntington Ingalls		1,722,989
16,273		IDEX Corp		3,505,855
63,145		Illinois Tool Works, Inc		14,770,878
88,747		Ingersoll Rand, Inc		4,988,469
155,445		Johnson Controls International plc		11,296,188
43,864		L3Harris Technologies, Inc		9,180,297
54,090		Lockheed Martin Corp		21,048,042
54,442		Masco Corp		3,447,812

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
32,722		Northrop Grumman Corp	$12,103,868
93,254		Otis Worldwide Corp	7,966,689
74,126		PACCAR, Inc	6,892,977
28,123		Parker-Hannifin Corp	8,718,411
36,121		Pentair plc	2,300,908
30,397		Quanta Services, Inc	3,122,380
327,274		Raytheon Technologies Corp	29,516,842
24,863		Rockwell Automation, Inc	7,190,877
23,303		Roper Technologies Inc	10,187,139
11,910		Snap-On, Inc	2,480,257
35,644		Stanley Black & Decker, Inc	6,225,225
46,882		Textron, Inc	3,190,789
51,215		Trane Technologies plc	8,865,316
11,423	*	TransDigm Group, Inc	7,038,738
15,699	*	United Rentals, Inc	5,025,564
9,628		W.W. Grainger, Inc	4,766,919
42,485		Westinghouse Air Brake Technologies Corp	3,776,916
39,992		Xylem, Inc	4,199,960
		TOTAL CAPITAL GOODS	440,237,790
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
19,060		Cintas Corp	7,462,562
45,687	*	Copart, Inc	5,905,045
26,466		Equifax, Inc	6,345,488
86,233		IHS Markit Ltd	10,071,152
27,178		Jacobs Engineering Group, Inc	3,538,032
30,347		Leidos Holdings, Inc	2,714,539
86,164		Nielsen NV	1,625,053
45,434		Republic Services, Inc	5,800,104
24,252		Robert Half International, Inc	2,746,782
47,411		Rollins, Inc	1,462,629
35,827		Verisk Analytics, Inc	7,026,750
85,009		Waste Management, Inc	12,788,754
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	67,486,890
CONSUMER DURABLES & APPAREL - 1.0%
71,159		DR Horton, Inc	6,348,806
33,049		Garmin Ltd	4,111,956
28,208		Hasbro, Inc	2,608,676
59,088		Lennar Corp (Class A)	5,678,948
12,234	*	Mohawk Industries, Inc	1,931,382
87,677		Newell Brands Inc	2,034,983
279,209		Nike, Inc (Class B)	41,342,477
740	*	NVR, Inc	3,942,143
60,899		Pulte Homes, Inc	3,208,768
15,340		PVH Corp	1,457,453
11,674		Ralph Lauren Corp	1,293,946
62,678		Tapestry, Inc	2,378,630
39,922	*	Under Armour, Inc (Class A)	751,731
48,457	*	Under Armour, Inc (Class C)	774,827
70,490		VF Corp	4,596,653
13,583		Whirlpool Corp	2,855,011
		TOTAL CONSUMER DURABLES & APPAREL	85,316,390
CONSUMER SERVICES - 1.9%
8,909	*	Booking Holdings, Inc	21,881,662
45,907	*	Caesars Entertainment, Inc	3,495,359
176,084	*	Carnival Corp	3,488,224
6,048	*	Chipotle Mexican Grill, Inc (Class A)	8,984,788
28,574		Darden Restaurants, Inc	3,996,645
7,975		Domino's Pizza, Inc	3,625,834
31,808	*	Expedia Group, Inc	5,830,088
60,522	*	Hilton Worldwide Holdings, Inc	8,782,348
71,858	*	Las Vegas Sands Corp	3,147,380
60,050	*	Marriott International, Inc (Class A)	9,675,256

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
163,426		McDonald's Corp	$42,400,876
85,203		MGM Resorts International	3,639,872
89,481	*,e	Norwegian Cruise Line Holdings Ltd	1,863,889
36,078	*	Penn National Gaming, Inc	1,645,518
48,344	*	Royal Caribbean Cruises Ltd	3,761,647
255,719		Starbucks Corp	25,142,292
21,985	*	Wynn Resorts Ltd	1,878,618
65,101		Yum! Brands, Inc	8,148,692
		TOTAL CONSUMER SERVICES	161,388,988
DIVERSIFIED FINANCIALS - 5.1%
137,211		American Express Co	24,673,282
25,208		Ameriprise Financial, Inc	7,671,046
166,169		Bank of New York Mellon Corp	9,847,175
400,564	*	Berkshire Hathaway, Inc (Class B)	125,384,543
31,247		BlackRock, Inc	25,714,406
93,081		Capital One Financial Corp	13,657,775
22,974		CBOE Global Markets, Inc	2,723,108
328,409		Charles Schwab Corp	28,801,469
78,106		CME Group, Inc	17,925,327
64,614		Discover Financial Services	7,479,071
8,227		Factset Research Systems, Inc	3,470,889
59,515		Franklin Resources, Inc	1,902,695
74,238		Goldman Sachs Group, Inc	26,330,734
122,436		Intercontinental Exchange Group, Inc	15,507,744
75,924		Invesco Ltd	1,720,438
8,146		MarketAxess Holdings, Inc	2,806,134
35,890		Moody's Corp	12,310,270
313,963		Morgan Stanley	32,193,766
18,050		MSCI, Inc (Class A)	9,676,966
25,677		Nasdaq Inc	4,601,575
45,003		Northern Trust Corp	5,249,150
39,678		Raymond James Financial, Inc	4,200,710
52,765		S&P Global, Inc	21,909,083
79,754		State Street Corp	7,536,753
121,153		Synchrony Financial	5,159,906
49,650		T Rowe Price Group, Inc	7,667,450
		TOTAL DIVERSIFIED FINANCIALS	426,121,465
ENERGY - 3.4%
82,275		APA Corp	2,732,353
180,557		Baker Hughes Co	4,954,484
176,284		Cabot Oil & Gas Corp	3,860,620
422,190		Chevron Corp	55,446,213
292,363		ConocoPhillips	25,909,209
133,080		Devon Energy Corp	6,729,856
37,113		Diamondback Energy, Inc	4,682,176
127,587		EOG Resources, Inc	14,223,399
926,043	d	Exxon Mobil Corp	70,342,226
193,782		Halliburton Co	5,956,859
58,822		Hess Corp	5,428,682
417,981		Kinder Morgan, Inc	7,256,150
177,583		Marathon Oil Corp	3,457,541
138,737		Marathon Petroleum Corp	9,954,380
193,805		Occidental Petroleum Corp	7,300,634
95,516		ONEOK, Inc	5,795,911
95,621		Phillips 66	8,107,704
50,394		Pioneer Natural Resources Co	11,030,743
312,206		Schlumberger Ltd	12,197,888
90,192		Valero Energy Corp	7,483,230
270,349		Williams Cos, Inc	8,094,249
		TOTAL ENERGY	280,944,507
FOOD & STAPLES RETAILING - 1.4%
96,382		Costco Wholesale Corp	48,685,440

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
147,912		Kroger Co	$6,447,484
112,146		SYSCO Corp	8,764,210
152,844		Walgreens Boots Alliance, Inc	7,605,517
311,842		Walmart, Inc	43,598,630
		TOTAL FOOD & STAPLES RETAILING	115,101,281
FOOD, BEVERAGE & TOBACCO - 3.1%
403,855		Altria Group, Inc	20,548,142
121,943		Archer-Daniels-Midland Co	9,145,725
39,852		Brown-Forman Corp (Class B)	2,687,220
45,785		Campbell Soup Co	2,020,034
847,311		Coca-Cola Co	51,694,444
103,806		ConAgra Brands, Inc	3,608,297
36,858		Constellation Brands, Inc (Class A)	8,762,990
133,819		General Mills, Inc	9,190,689
31,747		Hershey Co	6,256,381
63,831		Hormel Foods Corp	3,030,058
23,112		J.M. Smucker Co	3,249,085
52,881		Kellogg Co	3,331,503
154,769		Kraft Heinz Co	5,540,730
32,935		Lamb Weston Holdings, Inc	2,114,756
56,730		McCormick & Co, Inc	5,690,586
42,447		Molson Coors Brewing Co (Class B)	2,023,024
303,499		Mondelez International, Inc	20,343,538
82,016	*	Monster Beverage Corp	7,112,428
301,439		PepsiCo, Inc	52,305,695
337,925		Philip Morris International, Inc	34,755,586
65,439		Tyson Foods, Inc (Class A)	5,947,751
		TOTAL FOOD, BEVERAGE & TOBACCO	259,358,662
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
386,707		Abbott Laboratories	49,289,674
10,206	*	Abiomed, Inc	3,019,649
16,014	*	Align Technology, Inc	7,926,289
31,666		AmerisourceBergen Corp	4,312,909
53,253		Anthem, Inc	23,484,041
108,828		Baxter International, Inc	9,298,264
62,287		Becton Dickinson & Co	15,829,618
311,324	*	Boston Scientific Corp	13,355,800
63,009		Cardinal Health, Inc	3,249,374
126,245	*	Centene Corp	9,816,811
66,210		Cerner Corp	6,038,352
72,458		Cigna Corp	16,698,671
10,722		Cooper Cos, Inc	4,270,573
287,978		CVS Health Corp	30,672,537
14,687	*	DaVita, Inc	1,591,630
48,479		Dentsply Sirona, Inc	2,589,748
21,095	*	Dexcom, Inc	9,080,976
135,288	*	Edwards Lifesciences Corp	14,773,450
52,388		HCA Healthcare, Inc	12,575,739
29,787	*	Henry Schein, Inc	2,242,961
54,660	*	Hologic, Inc	3,839,318
28,273		Humana, Inc	11,097,153
18,461	*	IDEXX Laboratories, Inc	9,365,265
77,838	*	Intuitive Surgical, Inc	22,120,003
21,216	*	Laboratory Corp of America Holdings	5,757,174
33,546		McKesson Corp	8,611,929
293,674		Medtronic plc	30,392,322
26,723		Quest Diagnostics, Inc	3,608,140
32,384		Resmed, Inc	7,402,982
21,241		STERIS plc	4,766,480
73,136		Stryker Corp	18,141,385
9,977		Teleflex, Inc	3,094,766
205,704		UnitedHealth Group, Inc	97,209,539
17,191		Universal Health Services, Inc (Class B)	2,235,862

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY	VALUE
45,396	Zimmer Biomet Holdings, Inc	$5,584,616
	TOTAL HEALTH CARE EQUIPMENT & SERVICES	473,344,000
HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
53,592	Church & Dwight Co, Inc	5,501,219
26,830	Clorox Co	4,503,684
184,569	Colgate-Palmolive Co	15,217,714
50,760	Estee Lauder Cos (Class A)	15,826,460
72,818	Kimberly-Clark Corp	10,023,398
529,700	Procter & Gamble Co	84,990,365
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS	136,062,840
INSURANCE - 2.0%
133,116	Aflac, Inc	8,362,347
64,646	Allstate Corp	7,800,833
186,661	American International Group, Inc	10,779,673
48,195	Aon plc	13,323,026
45,121	Arthur J. Gallagher & Co	7,126,411
12,951	Assurant, Inc	1,975,157
51,514	Brown & Brown, Inc	3,414,348
95,066	Chubb Ltd	18,754,620
33,735	Cincinnati Financial Corp	3,974,995
8,350	Everest Re Group Ltd	2,366,390
19,619	Globe Life, Inc	2,007,024
75,695	Hartford Financial Services Group, Inc	5,440,200
36,540	Lincoln National Corp	2,557,069
44,325	Loews Corp	2,644,429
110,363	Marsh & McLennan Cos, Inc	16,956,171
158,828	Metlife, Inc	10,651,006
54,828	Principal Financial Group	4,005,734
126,710	Progressive Corp	13,768,309
82,723	Prudential Financial, Inc	9,229,405
55,126	Travelers Cos, Inc	9,160,839
31,147	W.R. Berkley Corp	2,631,921
28,292	Willis Towers Watson plc	6,619,196
	TOTAL INSURANCE	163,549,103
MATERIALS - 2.5%
48,102	Air Products & Chemicals, Inc	13,570,536
25,607	Albemarle Corp	5,652,489
353,272	Amcor plc	4,242,797
18,422	Avery Dennison Corp	3,784,247
71,197	Ball Corp	6,913,229
23,457	Celanese Corp (Series A)	3,652,490
46,418	CF Industries Holdings, Inc	3,196,808
159,197	Corteva, Inc	7,654,192
162,909	Dow, Inc	9,730,555
113,124	DuPont de Nemours, Inc	8,665,298
30,523	Eastman Chemical Co	3,630,100
54,776	Ecolab, Inc	10,377,313
28,046	FMC Corp	3,095,437
321,046	Freeport-McMoRan, Inc (Class B)	11,949,332
54,372	International Flavors & Fragrances, Inc	7,172,754
82,941	International Paper Co	4,001,903
112,666	Linde plc	35,904,401
55,536	LyondellBasell Industries NV	5,371,997
13,676	Martin Marietta Materials, Inc	5,321,605
80,989	Mosaic Co	3,235,511
176,137	Newmont Goldcorp Corp	10,774,300
64,193	Nucor Corp	6,509,170
21,327	Packaging Corp of America	3,212,486
51,629	PPG Industries, Inc	8,064,450
33,873	Sealed Air Corp	2,300,654
52,503	Sherwin-Williams Co	15,042,635
28,878	Vulcan Materials Co	5,495,772

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
58,136		WestRock Co	$2,683,558
		TOTAL MATERIALS	211,206,019
MEDIA & ENTERTAINMENT - 8.8%
169,020		Activision Blizzard, Inc	13,354,270
65,795	*	Alphabet, Inc (Class A)	178,045,876
61,158	*	Alphabet, Inc (Class C)	165,980,977
27,328	*	Charter Communications, Inc	16,214,795
997,976		Comcast Corp (Class A)	49,888,820
35,399	*,e	Discovery, Inc (Class A)	987,986
65,253	*,e	Discovery, Inc (Class C)	1,784,670
54,590	*	DISH Network Corp (Class A)	1,714,126
62,100		Electronic Arts, Inc	8,238,186
73,726		Fox Corp (Class A)	2,994,013
34,115		Fox Corp (Class B)	1,268,396
88,389		Interpublic Group of Cos, Inc	3,141,345
28,759	*	Live Nation, Inc	3,149,398
60,359	*	Match Group, Inc	6,802,459
517,567	*	Meta Platforms, Inc	162,133,038
96,495	*	Netflix, Inc	41,216,874
84,465		News Corp (Class A)	1,878,502
25,832		News Corp (Class B)	574,504
47,249		Omnicom Group, Inc	3,560,685
25,499	*	Take-Two Interactive Software, Inc	4,165,007
174,485	*	Twitter, Inc	6,544,932
133,821		ViacomCBS, Inc (Class B)	4,476,312
396,101	*	Walt Disney Co	56,630,560
		TOTAL MEDIA & ENTERTAINMENT	734,745,731
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
385,435		AbbVie, Inc	52,762,197
65,534		Agilent Technologies, Inc	9,130,197
123,842		Amgen, Inc	28,129,472
32,136	*	Biogen, Inc	7,262,736
4,563	*	Bio-Rad Laboratories, Inc (Class A)	2,736,568
8,522		Bio-Techne Corp	3,207,766
486,213		Bristol-Myers Squibb Co	31,550,362
37,132	*	Catalent, Inc	3,859,129
10,903	*	Charles River Laboratories International, Inc	3,595,373
138,578		Danaher Corp	39,604,207
173,658		Eli Lilly & Co	42,613,937
272,255		Gilead Sciences, Inc	18,698,473
34,192	*	Illumina, Inc	11,926,853
42,684	*	Incyte Corp	3,172,702
42,137	*	IQVIA Holdings, Inc	10,319,351
574,557		Johnson & Johnson	98,990,425
552,032		Merck & Co, Inc	44,979,567
4,979	*	Mettler-Toledo International, Inc	7,332,474
76,827	*	Moderna, Inc	13,009,116
55,251		Organon & Co	1,763,059
27,599		PerkinElmer, Inc	4,751,720
1,227,746		Pfizer, Inc	64,689,937
22,892	*	Regeneron Pharmaceuticals, Inc	13,931,842
85,828		Thermo Fisher Scientific, Inc	49,891,816
56,361	*	Vertex Pharmaceuticals, Inc	13,698,541
278,608		Viatris, Inc	4,170,762
13,225	*	Waters Corp	4,233,587
15,890		West Pharmaceutical Services, Inc	6,248,266
103,049		Zoetis, Inc	20,588,160
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	616,848,595
REAL ESTATE - 2.7%
29,861		Alexandria Real Estate Equities, Inc	5,818,117
98,794		American Tower Corp	24,846,691
30,279		AvalonBay Communities, Inc	7,395,040

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
30,111		Boston Properties, Inc	$3,374,841
72,849		CBRE Group, Inc	7,382,518
94,025		Crown Castle International Corp	17,160,503
61,539		Digital Realty Trust, Inc	9,183,465
83,126		Duke Realty Corp	4,803,020
19,781		Equinix, Inc	14,339,247
75,300		Equity Residential	6,681,369
14,774		Essex Property Trust, Inc	4,912,355
29,159		Extra Space Storage, Inc	5,779,022
13,842		Federal Realty Investment Trust	1,764,717
117,739		Healthpeak Properties Inc	4,164,428
150,101	*	Host Hotels and Resorts, Inc	2,602,751
63,346		Iron Mountain, Inc	2,908,848
130,890		Kimco Realty Corp	3,175,391
24,632		Mid-America Apartment Communities, Inc	5,090,942
162,050		Prologis, Inc	25,412,681
33,618		Public Storage, Inc	12,053,062
120,114		Realty Income Corp	8,337,113
32,385		Regency Centers Corp	2,323,624
24,011		SBA Communications Corp	7,814,140
72,303		Simon Property Group, Inc	10,643,002
67,037		UDR, Inc	3,810,383
86,126		Ventas, Inc	4,566,400
38,812		Vornado Realty Trust	1,591,680
95,187		Welltower, Inc	8,246,050
163,349		Weyerhaeuser Co	6,604,200
		TOTAL REAL ESTATE	222,785,600
RETAILING - 6.5%
13,973		Advance Auto Parts, Inc	3,234,889
95,396	*	Amazon.com, Inc	285,374,272
4,729	*	AutoZone, Inc	9,393,449
57,578		Bath & Body Works, Inc	3,228,399
49,620		Best Buy Co, Inc	4,926,274
36,337	*	CarMax, Inc	4,039,584
51,405		Dollar General Corp	10,716,914
50,545	*	Dollar Tree, Inc	6,632,515
136,903		eBay, Inc	8,223,763
27,474	*	Etsy, Inc	4,315,616
56,364		Gap, Inc	1,018,498
32,048		Genuine Parts Co	4,269,755
230,836		Home Depot, Inc	84,712,195
57,752		LKQ Corp	3,170,007
151,440		Lowe's Companies, Inc	35,944,284
15,042	*	O'Reilly Automotive, Inc	9,803,624
8,511		Pool Corp	4,053,364
78,021		Ross Stores, Inc	7,626,553
107,907		Target Corp	23,785,940
260,485		TJX Companies, Inc	18,747,105
24,853		Tractor Supply Co	5,425,658
12,048	*	Ulta Beauty, Inc	4,382,340
		TOTAL RETAILING	543,024,998
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
266,129	*	Advanced Micro Devices, Inc	30,405,238
118,112		Analog Devices, Inc	19,366,825
199,463		Applied Materials, Inc	27,561,797
90,029		Broadcom, Inc	52,746,191
29,566	*	Enphase Energy, Inc	4,153,136
884,883		Intel Corp	43,199,988
32,987		KLA Corp	12,840,850
31,032		Lam Research Corp	18,306,397
120,998		Microchip Technology, Inc	9,374,925
245,520		Micron Technology, Inc	20,198,930
9,486		Monolithic Power Systems, Inc	3,822,194

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
546,796		NVIDIA Corp	$133,888,469
57,861		NXP Semiconductors NV	11,886,964
23,507	*	Qorvo, Inc	3,227,041
245,967		QUALCOMM, Inc	43,231,160
36,049		Skyworks Solutions, Inc	5,281,899
11,488	*	SolarEdge Technologies, Inc	2,736,671
34,881		Teradyne, Inc	4,096,076
201,392		Texas Instruments, Inc	36,147,850
52,981		Xilinx, Inc	10,254,473
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	492,727,074
SOFTWARE & SERVICES - 13.8%
138,563		Accenture plc	48,993,106
103,918	*	Adobe, Inc	55,523,387
35,967	*	Akamai Technologies, Inc	4,120,020
18,726	*	Ansys, Inc	6,367,027
47,670	*	Autodesk, Inc	11,907,489
92,722		Automatic Data Processing, Inc	19,116,495
24,505		Broadridge Financial Solutions, Inc	3,901,686
60,258	*	Cadence Design Systems, Inc	9,167,652
29,561	*	Ceridian HCM Holding, Inc	2,241,315
26,293		Citrix Systems, Inc	2,680,308
115,052		Cognizant Technology Solutions Corp (Class A)	9,827,742
57,447	*	DXC Technology Co	1,728,006
12,350	*	EPAM Systems, Inc	5,880,329
133,991		Fidelity National Information Services, Inc	16,068,201
130,620	*	Fiserv, Inc	13,806,534
18,217	*	FleetCor Technologies, Inc	4,340,382
29,595	*	Fortinet, Inc	8,796,818
18,393	*	Gartner, Inc	5,405,519
63,876		Global Payments, Inc	9,573,735
195,313		International Business Machines Corp	26,087,957
61,757		Intuit, Inc	34,289,339
15,686		Jack Henry & Associates, Inc	2,632,268
189,926		Mastercard, Inc (Class A)	73,383,608
1,642,178		Microsoft Corp	510,684,514
125,262		NortonLifelock, Inc	3,258,065
352,775		Oracle Corp	28,631,219
69,325		Paychex, Inc	8,163,712
10,424	*	Paycom Software, Inc	3,495,167
256,190	*	PayPal Holdings, Inc	44,049,309
23,163	*	PTC, Inc	2,692,930
214,129	*	salesforce.com, Inc	49,812,829
43,345	*	ServiceNow, Inc	25,390,634
33,466	*	Synopsys, Inc	10,391,193
8,833	*	Tyler Technologies, Inc	4,185,075
21,504	*	VeriSign, Inc	4,670,239
367,997		Visa, Inc (Class A)	83,229,882
		TOTAL SOFTWARE & SERVICES	1,154,493,691
TECHNOLOGY HARDWARE & EQUIPMENT - 8.9%
130,924		Amphenol Corp (Class A)	10,420,241
3,409,068		Apple, Inc	595,836,905
48,448	*	Arista Networks, Inc	6,022,571
29,934		CDW Corp	5,659,023
918,729		Cisco Systems, Inc	51,145,643
169,989		Corning, Inc	7,146,338
13,299	*	F5 Networks, Inc	2,761,138
289,575		Hewlett Packard Enterprise Co	4,728,760
252,108		HP, Inc	9,259,927
7,820	*	IPG Photonics Corp	1,207,955
73,017		Juniper Networks, Inc	2,542,452
40,149	*	Keysight Technologies, Inc	6,777,954
36,437		Motorola Solutions, Inc	8,451,198
49,627		NetApp, Inc	4,293,232

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
44,278		Seagate Technology Holdings plc	$4,744,388
71,754		TE Connectivity Ltd	10,261,539
10,529	*	Teledyne Technologies, Inc	4,437,236
53,160	*	Trimble Inc	3,836,026
67,670	*	Western Digital Corp	3,501,246
11,690	*	Zebra Technologies Corp (Class A)	5,951,613
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	748,985,385
TELECOMMUNICATION SERVICES - 1.2%
1,555,542		AT&T, Inc	39,666,321
201,426		Lumen Technologies, Inc	2,489,625
127,453	*	T-Mobile US, Inc	13,786,591
903,715		Verizon Communications, Inc	48,104,750
		TOTAL TELECOMMUNICATION SERVICES	104,047,287
TRANSPORTATION - 1.7%
28,590	*	Alaska Air Group, Inc	1,565,017
137,426	*	American Airlines Group, Inc	2,263,406
28,980		CH Robinson Worldwide, Inc	3,032,757
491,116		CSX Corp	16,805,989
135,289	*	Delta Air Lines, Inc	5,369,620
37,133		Expeditors International of Washington, Inc	4,250,986
53,266		FedEx Corp	13,095,979
18,250		JB Hunt Transport Services, Inc	3,513,855
53,638		Norfolk Southern Corp	14,589,000
20,394		Old Dominion Freight Line	6,157,560
128,625	*	Southwest Airlines Co	5,757,255
140,604		Union Pacific Corp	34,384,708
70,412	*	United Airlines Holdings Inc	3,019,267
158,761		United Parcel Service, Inc (Class B)	32,103,062
		TOTAL TRANSPORTATION	145,908,461
UTILITIES - 2.5%
146,476		AES Corp	3,248,838
54,155		Alliant Energy Corp	3,241,718
55,606		Ameren Corp	4,934,476
108,142		American Electric Power Co, Inc	9,776,037
40,721		American Water Works Co, Inc	6,547,937
28,525		Atmos Energy Corp	3,058,450
137,588		Centerpoint Energy, Inc	3,901,996
64,741		CMS Energy Corp	4,168,026
74,971		Consolidated Edison, Inc	6,481,243
177,184		Dominion Energy, Inc	14,291,661
43,227		DTE Energy Co	5,205,828
169,321		Duke Energy Corp	17,788,864
81,376		Edison International	5,109,599
43,480		Entergy Corp	4,859,760
46,736		Evergy, Inc	3,035,971
75,233		Eversource Energy	6,732,601
213,358		Exelon Corp	12,364,096
115,554		FirstEnergy Corp	4,848,646
427,568		NextEra Energy, Inc	33,401,612
79,015		NiSource, Inc	2,305,658
53,965		NRG Energy, Inc	2,154,822
28,035		Pinnacle West Capital Corp	1,951,516
169,043		PPL Corp	5,017,196
111,147		Public Service Enterprise Group, Inc	7,394,610
68,988		Sempra Energy	9,531,382
230,784		Southern Co	16,037,180
68,720		WEC Energy Group, Inc	6,668,589

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY			VALUE
118,759	Xcel Energy, Inc			$8,272,752
	TOTAL UTILITIES			212,331,064
	TOTAL COMMON STOCKS			8,361,717,551
	(Cost $3,253,397,376)
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.2%
$2,373,000	Federal Home Loan Bank (FHLB)	0.000%	02/04/22	2,372,996
10,000,000	FHLB	0.000	02/23/22	9,999,786
	TOTAL GOVERNMENT AGENCY DEBT			12,372,782
TREASURY DEBT - 0.1%
10,536,000	United States Treasury Bill	0.000	02/01/22	10,536,000
	TOTAL TREASURY DEBT			10,536,000
SHARES	COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
4,037,636 c	State Street Navigator Securities Lending Government Money	0.050		4,037,637
	Market Portfolio
	TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,037,637
	TOTAL SHORT-TERM INVESTMENTS			26,946,419
	(Cost $26,946,419)
	TOTAL INVESTMENTS - 100.0%			8,388,663,970
	(Cost $3,280,343,795)
	OTHER ASSETS & LIABILITIES, NET - (0.0)%			(149,162)
	NET ASSETS - 100.0%			$8,388,514,808

* Non-income producing

cInvestments made with cash collateral received from securities on loan.

dAll or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

eAll or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,103,740.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of January 31, 2022 were as follows:
	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)

S&P 500 E Mini Index	57	03/18/22	$12,867,717	$12,837,113	$(30,604)

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2022

SHARES		COMPANY	VALUE
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 1.6%
141,242	*	Adient plc	$5,927,927
162,351	*	American Axle & Manufacturing Holdings, Inc	1,321,537
42,873	*,e	Arcimoto, Inc	261,954
157,235	*,e	Canoo, Inc	962,278
22,294	*	Cooper-Standard Holding, Inc	459,033
216,168		Dana Inc	4,682,199
38,597	*	Dorman Products, Inc	3,613,837
240,259	*	Fisker, Inc	2,837,459
62,059	*	Fox Factory Holding Corp	8,258,191
49,105	*	Gentherm, Inc	4,291,286
408,539	*	Goodyear Tire & Rubber Co	8,469,014
36,661		LCI Industries, Inc	4,515,535
188,563	*,e	Lordstown Motors Corp	565,689
78,325	*	Modine Manufacturing Co	716,674
29,659	*	Motorcar Parts of America, Inc	490,263
34,607		Patrick Industries, Inc	2,228,691
31,151		Standard Motor Products, Inc	1,491,198
41,770	*	Stoneridge, Inc	788,200
103,523	*	Tenneco, Inc	1,086,992
41,159	*	Visteon Corp	4,178,050
47,297		Winnebago Industries, Inc	3,051,602
184,020	*,e	Workhorse Group, Inc	621,988
45,575	*,e	XL Fleet Corp	97,531
26,487	*	XPEL, Inc	1,651,729
		TOTAL AUTOMOBILES & COMPONENTS	62,568,857
BANKS - 10.9%
26,528		1st Source Corp	1,323,217
30,330		Allegiance Bancshares, Inc	1,335,430
20,399		Amalgamated Financial Corp	346,987
41,296		Amerant Bancorp Inc	1,404,064
16,123		American National Bankshares, Inc	609,449
98,216		Ameris Bancorp	4,843,031
21,009		Arrow Financial Corp	743,298
224,452		Associated Banc-Corp	5,364,403
28,623	*	Atlantic Capital Bancshares, Inc	862,125
113,235		Atlantic Union Bankshares Corp	4,610,929
84,404	*	Axos Financial, Inc	4,346,806
82,917		Banc of California, Inc	1,601,956
24,970		Bancfirst Corp	1,871,501
10,074	e	Bank First Corp	705,079
21,324		Bank of Marin Bancorp	795,172
73,054		Bank of NT Butterfield & Son Ltd	2,677,429
131,486		BankUnited	5,489,540
50,745		Banner Corp	3,151,772
19,680		Bar Harbor Bankshares	601,027
70,833		Berkshire Hills Bancorp, Inc	2,095,948
47,846	*	Blue Foundry Bancorp	702,379
21,867		Blue Ridge Bankshares, Inc	398,854
32,970	*	Bridgewater Bancshares, Inc	586,536
120,235		Brookline Bancorp, Inc	2,056,018
26,831		Business First Bancshares, Inc	736,511
35,621		Byline Bancorp, Inc	926,146
277,442		Cadence BanCorp	8,647,867
10,685		Cambridge Bancorp	956,735
20,979		Camden National Corp	1,041,817
12,139		Capital Bancorp, Inc	313,672
18,901		Capital City Bank Group, Inc	522,802

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
194,807		Capitol Federal Financial	$2,168,202
32,058		Capstar Financial Holdings, Inc	687,644
40,558	*	Carter Bankshares, Inc	624,188
107,957		Cathay General Bancorp	4,875,338
26,441		CBTX, Inc	778,159
44,476		Central Pacific Financial Corp	1,294,252
24,307		Citizens & Northern Corp	610,592
22,490		City Holding Co	1,803,923
18,904		Civista Bancshares, Inc	455,775
23,959		CNB Financial Corp	639,945
13,535	*	Coastal Financial Corp	655,365
115,735		Columbia Banking System, Inc	4,024,106
58,528	*	Columbia Financial, Inc	1,239,038
79,427		Community Bank System, Inc	5,672,676
21,657		Community Trust Bancorp, Inc	957,023
54,403		ConnectOne Bancorp, Inc	1,741,440
65,804	*	CrossFirst Bankshares, Inc	1,017,330
44,684	*	Customers Bancorp, Inc	2,605,077
191,450		CVB Financial Corp	4,217,643
52,783		Dime Community Bancshares, Inc	1,845,294
48,196		Eagle Bancorp, Inc	2,890,314
253,959		Eastern Bankshares, Inc	5,406,787
16,328		Enact Holdings, Inc	357,257
13,817		Enterprise Bancorp, Inc	589,848
53,302		Enterprise Financial Services Corp	2,640,581
21,169		Equity Bancshares, Inc	678,678
160,957		Essent Group Ltd	7,346,077
42,907		Farmers National Banc Corp	748,727
48,210		FB Financial Corp	2,146,309
13,354		Federal Agricultural Mortgage Corp	1,626,517
6,246	e	Fidelity D&D Bancorp, Inc	328,727
20,183	*	Finance Of America Cos, Inc	75,283
24,377		Financial Institutions, Inc	785,914
301,551		First Bancorp	4,387,567
52,148		First Bancorp	2,289,819
15,618		First Bancorp, Inc	501,963
29,413		First Bancshares, Inc	1,060,927
25,831		First Bank	378,424
77,611		First Busey Corp	2,163,795
141,265		First Commonwealth Financial Corp	2,339,348
28,041		First Community Bancshares, Inc	875,160
138,942		First Financial Bancorp	3,502,728
191,003		First Financial Bankshares, Inc	8,975,231
16,007		First Financial Corp	718,554
57,348		First Foundation, Inc	1,499,650
11,447		First Internet Bancorp	575,326
62,339		First Interstate Bancsystem, Inc	2,290,958
86,105		First Merchants Corp	3,653,435
22,959		First Mid-Illinois Bancshares, Inc	944,763
169,404		First Midwest Bancorp, Inc	3,518,521
35,843		First of Long Island Corp	785,320
18,910		Five Star Bancorp	586,210
76,009		Flagstar Bancorp, Inc	3,439,407
41,324		Flushing Financial Corp	975,660
12,136		FS Bancorp, Inc	403,158
235,996		Fulton Financial Corp	4,236,128
35,701		German American Bancorp, Inc	1,413,760
163,427		Glacier Bancorp, Inc	8,486,764
14,547		Great Southern Bancorp, Inc	863,219
80,637		Great Western Bancorp, Inc	2,490,071
13,084		Guaranty Bancshares, Inc	465,005
128,663		Hancock Whitney Corp	6,783,113
45,219		Hanmi Financial Corp	1,215,487
70,286		HarborOne Northeast Bancorp, Inc	998,061
9,884		HBT Financial, Inc	183,941

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
58,690		Heartland Financial USA, Inc	$3,053,641
91,525		Heritage Commerce Corp	1,140,401
50,817		Heritage Financial Corp	1,232,820
89,807		Hilltop Holdings, Inc	2,966,325
1,908		Hingham Institution for Savings	739,980
11,365		Home Bancorp, Inc	441,530
226,264		Home Bancshares, Inc	5,330,780
11,862	e	Home Point Capital, Inc	47,329
31,155		HomeStreet, Inc	1,518,806
23,798		HomeTrust Bancshares, Inc	740,832
178,118		Hope Bancorp, Inc	2,983,477
60,962		Horizon Bancorp	1,300,319
68,658		Independent Bank Corp	5,791,303
32,715		Independent Bank Corp	800,863
56,200		Independent Bank Group, Inc	4,266,704
78,753		International Bancshares Corp	3,309,989
339,517		Investors Bancorp, Inc	5,540,917
102,350		Kearny Financial Corp	1,324,409
92,338		Lakeland Bancorp, Inc	1,747,958
35,754		Lakeland Financial Corp	2,857,817
46,072		Live Oak Bancshares, Inc	2,711,798
14,354		Luther Burbank Corp	184,162
29,562		Macatawa Bank Corp	267,240
20,231		Mercantile Bank Corp	778,287
21,555		Merchants Bancorp	628,328
47,394		Meta Financial Group, Inc	2,818,047
25,254		Metrocity Bankshares, Inc	651,301
14,832	*	Metropolitan Bank Holding Corp	1,483,200
21,712		Mid Penn Bancorp, Inc	648,103
29,906		Midland States Bancorp, Inc	863,386
19,523		MidWestOne Financial Group, Inc	623,369
90,496	*	Mr Cooper Group, Inc	3,633,414
14,402		MVB Financial Corp	576,368
43,471		National Bank Holdings Corp	1,973,583
62,845		NBT Bancorp, Inc	2,430,845
17,840	*	Nicolet Bankshares, Inc	1,660,726
122,047	*	NMI Holdings, Inc	3,019,443
64,443		Northfield Bancorp, Inc	1,015,622
9,924		Northrim BanCorp, Inc	436,061
177,191		Northwest Bancshares, Inc	2,500,165
86,218		OceanFirst Financial Corp	1,957,149
10,296	*	Ocwen Financial Corp	377,657
75,979		OFG Bancorp	2,102,339
245,367		Old National Bancorp	4,497,577
43,458		Old Second Bancorp, Inc	583,641
32,176		Origin Bancorp, Inc	1,374,559
13,166		Orrstown Financial Services, Inc	325,859
138,445		Pacific Premier Bancorp, Inc	5,295,521
20,640		Park National Corp	2,795,894
21,293		PCSB Financial Corp	397,753
24,078		Peapack Gladstone Financial Corp	887,034
45,234		PennyMac Financial Services, Inc	2,836,172
38,280		Peoples Bancorp, Inc	1,268,982
10,436		Peoples Financial Services Corp	529,418
16,955	*	Pioneer Bancorp, Inc	196,000
21,162		Preferred Bank	1,651,906
54,867		Premier Financial Corp	1,637,780
37,773		Primis Financial Corp	561,307
27,206		Provident Bancorp Inc	491,884
110,320		Provident Financial Services, Inc	2,666,434
21,178		QCR Holdings, Inc	1,207,993
266,501		Radian Group, Inc	5,966,957
17,031		RBB Bancorp	459,667
5,706		Red River Bancshares Inc	296,541
81,093		Renasant Corp	2,982,601

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
15,035		Republic Bancorp, Inc (Class A)	$737,016
42,461	*	Republic First Bancorp, Inc	182,582
57,123		S&T Bancorp, Inc	1,759,960
67,548		Sandy Spring Bancorp, Inc	3,195,696
78,683		Seacoast Banking Corp of Florida	2,871,930
73,896		ServisFirst Bancshares, Inc	6,271,554
18,048		Sierra Bancorp	478,813
39,921	*	Silvergate Capital Corp	4,301,089
167,768		Simmons First National Corp (Class A)	4,798,165
16,754		SmartFinancial, Inc	449,175
15,593		South Plains Financial Inc	451,105
103,068		South State Corp	8,699,970
12,114	*	Southern First Bancshares, Inc	709,880
11,360		Southern Missouri Bancorp, Inc	628,208
46,008		Southside Bancshares, Inc	1,927,735
20,877		Spirit of Texas Bancshares, Inc	581,216
35,343		Stock Yards Bancorp, Inc	2,105,736
14,067		Summit Financial Group, Inc	392,751
75,064	*	Texas Capital Bancshares, Inc	4,706,513
78,198	*	The Bancorp, Inc	2,331,864
5,508	*	Third Coast Bancshares, Inc	132,082
20,103		Tompkins Financial Corp	1,599,395
98,119		Towne Bank	3,078,974
40,090		Trico Bancshares	1,742,712
40,573	*	Tristate Capital Holdings, Inc	1,281,701
34,818	*	Triumph Bancorp, Inc	3,045,879
26,744		TrustCo Bank Corp NY	906,622
91,049		Trustmark Corp	2,966,376
65,146		UMB Financial Corp	6,413,624
194,515		United Bankshares, Inc	6,872,215
153,369		United Community Banks, Inc	5,427,729
45,289		Univest Financial Corp	1,364,558
590,745		Valley National Bancorp	8,223,170
13,428	*	Velocity Financial, Inc	172,684
72,167		Veritex Holdings, Inc	2,897,505
43,292		Walker & Dunlop, Inc	5,732,294
94,627		Washington Federal, Inc	3,313,838
25,441		Washington Trust Bancorp, Inc	1,452,172
29,370		Waterstone Financial, Inc	599,735
90,122		WesBanco, Inc	3,198,430
24,263		West Bancorporation, Inc	716,244
37,007		Westamerica Bancorporation	2,149,367
95,213		WSFS Financial Corp	4,987,257
		TOTAL BANKS	433,447,796
CAPITAL GOODS - 9.8%
61,900		Aaon, Inc	3,977,075
50,374	*	AAR Corp	2,028,561
26,730	*,e	Advent Technologies Holdings, Inc	113,335
111,334		Aerojet Rocketdyne Holdings, Inc	4,296,379
32,133	*	Aerovironment, Inc	1,829,010
14,152	*	AerSale Corp	201,383
104,503	*,e	AgEagle Aerial Systems, Inc	125,404
14,700		Alamo Group, Inc	2,070,495
45,330		Albany International Corp (Class A)	3,794,574
18,217		Allied Motion Technologies, Inc	653,079
27,509	*	Alta Equipment Group, Inc	374,948
95,626		Altra Industrial Motion Corp	4,616,823
47,085	*	Ameresco, Inc	2,382,972
44,615	*	American Superconductor Corp	365,843
25,604	*	American Woodmark Corp	1,534,448
297,182	*	API Group Corp	6,627,159
36,593		Apogee Enterprises, Inc	1,633,877
56,384		Applied Industrial Technologies, Inc	5,524,504
73,479		Arcosa, Inc	3,428,530

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
20,671		Argan, Inc	$767,928
193,007	*	Array Technologies, Inc	2,034,294
33,885		Astec Industries, Inc	2,144,582
38,379	*	Astronics Corp	461,699
67,533	*	Atkore International Group, Inc	7,278,707
37,815		AZZ, Inc	1,799,238
71,755	*	Babcock & Wilcox Enterprises, Inc	509,460
70,329		Barnes Group, Inc	3,176,761
82,474	*	Beacon Roofing Supply, Inc	4,525,348
4,155	*,e	Beam Global	54,763
54,282	*,e	Blink Charging Co	1,135,037
207,103	*	Bloom Energy Corp	3,123,113
24,745	*	Blue Bird Corp	383,795
14,047	*	BlueLinx Holdings, Inc	1,006,327
59,599		Boise Cascade Co	4,185,042
27,362	*	Byrna Technologies, Inc	298,519
9,681		Cadre Holdings, Inc	211,336
28,872		Caesarstone Sdot-Yam Ltd	355,992
54,392	*	Chart Industries, Inc	6,628,753
28,834	*	CIRCOR International, Inc	800,720
42,349		Columbus McKinnon Corp	1,832,865
52,679		Comfort Systems USA, Inc	4,729,521
50,187	*	Commercial Vehicle Group, Inc	388,447
32,351	*	Concrete Pumping Holdings Inc	265,602
45,488	*	Construction Partners Inc	1,193,605
77,795	*	Cornerstone Building Brands, Inc	1,147,476
21,422		CSW Industrials, Inc	2,377,842
66,568	*,e	Custom Truck One Source, Inc	547,189
272,767	*,e	Desktop Metal, Inc	1,115,617
32,435		Douglas Dynamics, Inc	1,184,851
16,798	*	Ducommun, Inc	734,913
26,361	*	DXP Enterprises, Inc	752,607
43,948	*	Dycom Industries, Inc	3,704,377
78,577		EMCOR Group, Inc	9,367,164
29,437		Encore Wire Corp	3,317,256
58,571	*	Energy Recovery, Inc	1,146,820
91,958		Enerpac Tool Group Corp	1,641,450
63,212		EnerSys	4,736,475
30,156		EnPro Industries, Inc	3,166,983
63,892	*	Eos Energy Enterprises, Inc	264,513
38,857		ESCO Technologies, Inc	3,100,011
9,791	*,e	EVI Industries, Inc	216,479
172,346	*	Evoqua Water Technologies Corp	6,980,013
88,683		Federal Signal Corp	3,460,411
210,741	*	Fluor Corp	4,433,991
68,518		Franklin Electric Co, Inc	5,947,362
29,785	*	FTC Solar, Inc	125,693
527,855	*,e	FuelCell Energy, Inc	2,238,105
52,389		GATX Corp	5,472,031
47,824	*	Gibraltar Industries, Inc	2,620,755
17,548		Global Industrial Co	613,478
62,704	*	GMS, Inc	3,209,191
35,143		Gorman-Rupp Co	1,409,586
300,582		GrafTech International Ltd	3,150,099
66,580		Granite Construction, Inc	2,395,548
91,725	*	Great Lakes Dredge & Dock Corp	1,255,715
48,511		Greenbrier Cos, Inc	1,957,904
68,977		Griffon Corp	1,544,395
50,360		H&E Equipment Services, Inc	2,096,487
47,657		Helios Technologies, Inc	3,651,956
36,693		Herc Holdings, Inc	5,887,392
107,841		Hillenbrand, Inc	5,012,450
56,955	*	Hydrofarm Holdings Group, Inc	1,116,888
159,135	*,e	Hyliion Holdings Corp	708,151
16,037		Hyster-Yale Materials Handling, Inc	719,901

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
667,922	*,e	Ideanomics Inc	$714,677
13,056	*	IES Holdings, Inc	643,661
40,111	*	Infrastructure and Energy Alternatives, Inc	361,801
48,313	*,e	INNOVATE Corp	189,870
26,810		Insteel Industries, Inc	1,014,222
133,424	*	JELD-WEN Holding, Inc	3,148,806
45,929		John Bean Technologies Corp	6,200,415
16,951		Kadant, Inc	3,542,420
41,149		Kaman Corp	1,644,726
7,176	*	Karat Packaging, Inc	118,619
123,461		Kennametal, Inc	4,268,047
179,813	*	Kratos Defense & Security Solutions, Inc	3,013,666
7,476	*	Lawson Products, Inc	363,782
15,653		Lindsay Corp	1,976,191
44,385		Luxfer Holdings plc	758,096
47,428	*	Manitowoc Co, Inc	865,561
35,484	*	Masonite International Corp	3,521,432
42,964	*	Matrix Service Co	311,919
104,618		Maxar Technologies, Inc	2,721,114
11,877	*	Mayville Engineering Co Inc	136,229
35,118		McGrath RentCorp	2,676,343
102,993	*	Meritor, Inc	2,373,989
14,705		Miller Industries, Inc	462,766
42,698		Moog, Inc (Class A)	3,255,296
113,331	*	MRC Global, Inc	839,783
82,917		Mueller Industries, Inc	4,283,492
229,411		Mueller Water Products, Inc (Class A)	2,947,931
25,186	*	MYR Group, Inc	2,368,240
6,945		National Presto Industries, Inc	571,226
339,841	*,e	Nikola Corp	2,728,923
67,463	*	NN, Inc	257,034
13,152	*	Northwest Pipe Co	373,122
158,316	*	NOW, Inc	1,407,429
18,943	*	NV5 Global Inc	1,981,248
4,779		Omega Flex, Inc	678,427
95,487	*	PAE, Inc	955,825
30,593		Park Aerospace Corp	413,923
10,368		Park-Ohio Holdings Corp	209,848
37,512	*	Parsons Corp	1,142,240
88,479	*	PGT Innovations, Inc	1,680,216
15,137		Powell Industries, Inc	451,991
3,783		Preformed Line Products Co	229,401
81,614		Primoris Services Corp	2,099,112
39,906	*	Proto Labs, Inc	2,002,483
53,441		Quanex Building Products Corp	1,164,479
41,207	*	RBC Bearings, Inc	7,436,627
214,056	*	Resideo Technologies, Inc	5,304,308
44,286		REV Group, Inc	594,761
185,738	*,e	Romeo Power, Inc	438,342
63,989		Rush Enterprises, Inc (Class A)	3,379,899
10,605		Rush Enterprises, Inc (Class B)	538,098
50,015		Shyft Group, Inc	2,097,629
64,769		Simpson Manufacturing Co, Inc	7,305,296
64,231	*	SPX Corp	3,351,574
61,671		SPX FLOW, Inc	5,316,040
18,002		Standex International Corp	1,788,499
162,597	*,e	Stem, Inc	1,996,691
43,561	*	Sterling Construction Co, Inc	1,106,885
26,146		Tennant Co	2,017,687
101,380		Terex Corp	4,229,574
69,040		Textainer Group Holdings Ltd	2,539,291
51,605	*	Thermon Group Holdings	885,026
79,056	*	Titan International, Inc	770,796
30,380	*	Titan Machinery, Inc	935,704
55,929	*	TPI Composites, Inc	675,063

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,859	*	Transcat Inc	$935,718
115,288		Trinity Industries, Inc	3,312,224
98,760		Triton International Ltd	5,967,079
94,151	*	Triumph Group, Inc	1,715,431
57,748	*	Tutor Perini Corp	687,201
88,400		UFP Industries, Inc	7,059,624
17,748	*	Vectrus, Inc	816,585
21,139	*	Veritiv Corp	1,967,618
31,156	*	Vicor Corp	2,938,945
210,963	*,e	View, Inc	554,833
76,837		Wabash National Corp	1,507,542
40,459		Watts Water Technologies, Inc (Class A)	6,198,723
193,052	*	Welbilt, Inc	4,584,985
65,517	*	WESCO International, Inc	7,985,867
1,884	*	Willis Lease Finance Corp	67,391
312,066	*	WillScot Mobile Mini Holdings Corp	11,558,925
179,037		Zurn Water Solutions Corp	5,467,790
		TOTAL CAPITAL GOODS	388,503,670
COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
99,808		ABM Industries, Inc	4,160,996
67,210	*	Acacia Research (Acacia Technologies)	302,445
130,059		ACCO Brands Corp	1,058,680
29,597		Aris Water Solution, Inc	342,437
75,085	*	ASGN Inc	8,625,014
21,078	*	Atlas Technical Consultants, Inc	204,667
11,399		Barrett Business Services, Inc	729,536
68,972		Brady Corp (Class A)	3,581,026
59,921	*	BrightView Holdings, Inc	795,152
70,869		Brink's Co	4,945,239
73,381	*	Casella Waste Systems, Inc (Class A)	5,575,488
71,253	*	CBIZ, Inc	2,752,503
48,716	*	Ceco Environmental Corp	307,398
25,754	*	Cimpress plc	1,731,184
1,670		Compx International, Inc	37,692
175,542	*	CoreCivic, Inc	1,774,730
11,137		CRA International, Inc	947,313
64,339		Deluxe Corp	1,936,604
35,323		Ennis, Inc	668,664
77,138		Exponent, Inc	7,326,567
76,056	*	First Advantage Corp	1,286,868
17,671	*	Forrester Research, Inc	972,258
17,415	*	Franklin Covey Co	815,196
119,373	*	Harsco Corp	1,874,156
113,999		Healthcare Services Group	2,073,642
27,521		Heidrick & Struggles International, Inc	1,204,594
24,464	*	Heritage-Crystal Clean, Inc	699,915
109,463		Herman Miller, Inc	4,227,461
7,959	e	HireQuest, Inc	147,241
33,911	*	HireRight Holdings Corp	461,190
64,896		HNI Corp	2,721,738
32,275	*	Huron Consulting Group, Inc	1,423,973
26,669		ICF International, Inc	2,517,287
53,667		Insperity, Inc	5,770,813
91,022		Interface, Inc	1,206,952
180,719	*	KAR Auction Services, Inc	2,569,824
208,649		KBR, Inc	9,055,367
53,724		Kelly Services, Inc (Class A)	917,606
31,112		Kforce, Inc	2,136,461
52,387		Kimball International, Inc (Class B)	514,440
79,541		Korn/Ferry International	5,279,932
40,246		Mantech International Corp (Class A)	2,907,371
48,451		Matthews International Corp (Class A)	1,701,599
29,253	*	Mistras Group, Inc	196,580
39,559	*	Montrose Environmental Group, Inc	1,810,615

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,268		NL Industries, Inc	$60,242
247,519		Pitney Bowes, Inc	1,524,717
49,386		Resources Connection, Inc	860,798
98,796	*	RR Donnelley & Sons Co	1,088,732
36,466	*	SP Plus Corp	1,027,612
126,550		Steelcase, Inc (Class A)	1,561,627
25,011	*	Sterling Check Corp	500,470
79,566		Tetra Tech, Inc	11,074,792
59,689	*	TriNet Group, Inc	5,085,503
50,352	*	TrueBlue, Inc	1,339,363
22,292		Unifirst Corp	4,237,486
172,618	*	Upwork, Inc	4,695,210
49,322	*	US Ecology, Inc	1,409,623
28,588	*	Viad Corp	1,076,910
14,203		VSE Corp	732,591
18,190	*	Willdan Group, Inc	572,257
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	139,144,347
CONSUMER DURABLES & APPAREL - 3.1%
49,122		Acushnet Holdings Corp	2,293,997
22,127	*	American Outdoor Brands, Inc	366,866
127,562	*,e	AMMO, Inc	591,888
15,982	*,e	Aterian, Inc	51,782
14,577		Bassett Furniture Industries, Inc	270,549
45,604	*	Beazer Homes USA, Inc	831,817
170,954	*	Callaway Golf Co	4,078,962
13,497	*	Cavco Industries, Inc	3,636,632
45,304		Century Communities, Inc	2,983,268
39,006		Clarus Corp	878,805
85,796	*	Crocs, Inc	8,804,386
13,102		Escalade, Inc	187,359
36,403		Ethan Allen Interiors, Inc	917,720
10,399		Flexsteel Industries, Inc	259,039
62,234	*	Fossil Group, Inc	690,175
441,936	*,e	Genius Brands International, Inc	388,771
67,302	*	G-III Apparel Group Ltd	1,828,595
181,696	*	GoPro, Inc	1,609,827
44,309	*	Green Brick Partners, Inc	1,049,237
10,453		Hamilton Beach Brands Holding Co	144,879
35,580	*	Helen of Troy Ltd	7,447,961
19,246		Hooker Furniture Corp	424,182
8,013	*	Hovnanian Enterprises, Inc	776,299
34,308		Installed Building Products, Inc	3,800,983
40,618	*	iRobot Corp	2,661,291
8,411		Johnson Outdoors, Inc	758,840
117,458		KB Home	4,962,600
76,248		Kontoor Brands, Inc	3,758,264
9,397	*	Landsea Homes Corp	68,316
40,636	*	Latham Group, Inc	677,808
66,128		La-Z-Boy, Inc	2,427,559
8,158	*	Legacy Housing Corp	201,992
31,684	*	LGI Homes, Inc	3,944,975
20,138		Lifetime Brands, Inc	312,139
18,423	*	Lovesac Co	992,079
43,443	*	M/I Homes, Inc	2,302,045
31,601	*	Malibu Boats, Inc	2,074,922
11,799		Marine Products Corp	144,656
29,573	*	MasterCraft Boat Holdings, Inc	752,041
84,604		MDC Holdings, Inc	4,288,577
54,679	*	Meritage Homes Corp	5,578,898
22,241		Movado Group, Inc	824,474
44,297	*	Nautilus, Inc	225,915
24,525		Oxford Industries, Inc	2,020,615
39,454	*,e	PLBY Group, Inc	626,924
85,756	*	Purple Innovation, Inc	713,490

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,350		Rocky Brands, Inc	$357,213
77,455	*	Skyline Champion Corp	5,215,820
65,972		Smith & Wesson Brands, Inc	1,126,802
17,436	*	Snap One Holdings Corp	327,971
17,769	*,e	Solo Brands, Inc	198,302
178,777	*	Sonos, Inc	4,508,756
118,909		Steven Madden Ltd	4,891,916
25,161		Sturm Ruger & Co, Inc	1,691,574
18,501		Superior Uniform Group, Inc	377,975
176,658	*	Taylor Morrison Home Corp	5,421,634
31,529	*	Traeger, Inc	321,281
166,790	*	TRI Pointe Homes, Inc	3,971,270
71,108	*	Tupperware Brands Corp	1,096,485
20,773	*	Unifi, Inc	394,895
20,872	*	Universal Electronics, Inc	740,747
40,293	*	Vera Bradley, Inc	330,000
82,926	*	Vista Outdoor, Inc	3,199,285
24,370	*	VOXX International Corp (Class A)	269,288
82,592	*,e	Vuzix Corp	539,326
23,517	e	Weber, Inc	254,924
123,488		Wolverine World Wide, Inc	3,271,197
		TOTAL CONSUMER DURABLES & APPAREL	123,139,060
CONSUMER SERVICES - 3.1%
108,535	*	2U, Inc	1,751,755
88,188	*	Accel Entertainment, Inc	1,112,051
75,511	*	Adtalem Global Education, Inc	2,221,534
29,129	*	American Public Education, Inc	623,069
49,853	*	Bally's Corp	1,781,746
1,269	*	Biglari Holdings, Inc (B Shares)	150,376
35,443	*	BJ's Restaurants, Inc	1,066,480
134,784	*	Bloomin' Brands, Inc	2,740,159
21,376	*	Bluegreen Vacations Holding Corp	640,639
69,272	*	Brinker International, Inc	2,300,523
23,221		Carriage Services, Inc	1,168,481
52,342		Carrols Restaurant Group, Inc	129,285
41,827	*	Century Casinos, Inc	416,179
67,829	*	Cheesecake Factory	2,420,139
31,490	*	Chuy's Holdings, Inc	793,863
104,272	*	Coursera, Inc	2,117,764
35,057		Cracker Barrel Old Country Store, Inc	4,176,691
62,519	*	Dave & Buster's Entertainment, Inc	2,237,555
44,551		Del Taco Restaurants, Inc	555,551
91,520	*	Denny's Corp	1,418,560
25,146		Dine Brands Global Inc.	1,706,156
35,177	*,e	Drive Shack, Inc	49,248
29,146	*	El Pollo Loco Holdings, Inc	388,808
15,721	*	Esports Technologies, Inc	188,966
20,068	*	European Wax Center, Inc	490,462
126,734	*	Everi Holdings, Inc	2,505,531
26,460	*	F45 Training Holdings, Inc	331,015
29,014	*	Fiesta Restaurant Group, Inc	274,763
16,618	*	First Watch Restaurant Group, Inc	249,935
51,227	*	Full House Resorts, Inc	452,334
62,817	*	GAN Ltd	432,809
24,160	*	Golden Entertainment, Inc	1,086,717
59,206	*	Golden Nugget Online Gaming, Inc	476,016
5,672		Graham Holdings Co	3,375,521
86,084	*,e	Hall of Fame Resort & Entertainment Co	99,857
127,575	*	Hilton Grand Vacations, Inc	6,233,314
183,845	*	Houghton Mifflin Harcourt Co	3,311,048
147,672		International Game Technology plc	3,953,179
31,912		Jack in the Box, Inc	2,905,588
28,126	e	Krispy Kreme, Inc	421,609
5,140	*	Kura Sushi USA, Inc	237,211

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
151,278		Laureate Education, Inc	$1,913,667
58,837	*	Life Time Group Holdings, Inc	883,732
48,045	*	Lindblad Expeditions Holdings, Inc	810,519
18,254	*	Monarch Casino & Resort, Inc	1,129,923
4,421		Nathan's Famous, Inc	238,203
15,659	*	NEOGAMES S.A.	370,649
63,679	*	Noodles & Co	535,540
30,594	*	ONE Group Hospitality, Inc	385,484
82,761	*	OneSpaWorld Holdings Ltd	854,094
49,267		Papa John's International, Inc	6,082,011
100,007	*	Perdoceo Education Corp	1,102,077
43,163	*	PlayAGS, Inc	336,240
35,553	*,e	Portillo's, Inc	943,932
81,240	*	PowerSchool Holdings, Inc	1,330,711
12,047		RCI Hospitality Holdings, Inc	841,724
25,019	*	Red Robin Gourmet Burgers, Inc	369,030
87,475		Red Rock Resorts, Inc	3,894,387
81,935	*	Rush Street Interactive, Inc	830,821
45,777	*	Ruth's Hospitality Group Inc	916,913
143,146	*	Scientific Games Corp (Class A)	8,259,524
76,653	*	SeaWorld Entertainment, Inc	4,566,986
55,330	*	Shake Shack, Inc	3,655,653
50,372	*,e	StoneMor, Inc	125,930
35,017		Strategic Education, Inc	2,089,114
61,444	*	Stride, Inc	2,154,841
22,873	*	Target Hospitality Corp	75,710
103,090		Texas Roadhouse, Inc (Class A)	8,802,855
21,137	*	Udemy, Inc	342,419
135,269	*	Vivint Smart Home, Inc	973,937
43,696		Wingstop, Inc	6,696,412
78,175	*	WW International Inc	985,005
11,400	*	Xponential Fitness, Inc	199,044
		TOTAL CONSUMER SERVICES	121,689,574
DIVERSIFIED FINANCIALS - 4.3%
18,852		AFC Gamma, Inc	371,196
23,632		Alerus Financial Corp	669,613
12,063		A-Mark Precious Metals, Inc	746,700
6,232		Angel Oak Mortgage, Inc	106,505
205,852		Apollo Commercial Real Estate Finance, Inc	2,809,880
210,078		Arbor Realty Trust, Inc	3,678,466
59,049		Ares Commercial Real Estate Corp	867,430
134,293		ARMOUR Residential REIT, Inc	1,259,668
85,175		Artisan Partners Asset Management, Inc	3,680,412
24,382	*	Assetmark Financial Holdings, Inc	584,924
3,259		Associated Capital Group, Inc	146,329
6,063	*	Atlanticus Holdings Corp	389,912
29,634		B. Riley Financial, Inc	1,824,565
49,188		Banco Latinoamericano de Exportaciones S.A. (Class E)	810,618
477,886		BGC Partners, Inc (Class A)	2,016,679
231,984		Blackstone Mortgage Trust, Inc	7,288,937
69,886	*	Blucora, Inc	1,133,551
87,617		Brightsphere Investment Group, Inc	1,890,775
119,071		BrightSpire Capital, Inc	1,118,077
192,351		Broadmark Realty Capital, Inc	1,804,252
125,114	*	Cannae Holdings, Inc	3,737,155
349,932		Chimera Investment Corp	5,074,014
36,384		Cohen & Steers, Inc	3,039,156
40,927		Cowen Group, Inc	1,296,567
30,163		Curo Group Holdings Corp	432,236
4,916		Diamond Hill Investment Group, Inc	918,063
43,184	*	Donnelley Financial Solutions, Inc	1,607,308
47,606		Dynex Capital, Inc	765,504
81,138		Ellington Financial Inc	1,441,822
43,878	*	Encore Capital Group, Inc	2,830,131

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
52,725	*	Enova International, Inc	$2,123,763
78,539	*	Ezcorp, Inc (Class A)	468,878
137,515		Federated Investors, Inc (Class B)	4,553,122
58,976		FirstCash Holdings, Inc	4,110,627
88,736	*	Focus Financial Partners, Inc	4,468,745
50,661		Franklin BSP Realty Trust, Inc	682,404
8,005		GAMCO Investors, Inc (Class A)	180,193
58,596	e	GCM Grosvenor, Inc	532,638
74,367		Granite Point Mortgage Trust, Inc	899,841
26,085		Great Ajax Corp	340,148
77,891	*	Green Dot Corp	2,469,924
19,071		Greenhill & Co, Inc	318,104
50,915		Hamilton Lane, Inc	4,605,771
114,144		Hannon Armstrong Sustainable Infrastructure Capital, Inc	4,734,693
75,347		Houlihan Lokey, Inc	8,007,879
461,581		Invesco Mortgage Capital, Inc	1,237,037
73,054	e	iShares Russell 2000 Index Fund	14,701,387
50,611		KKR Real Estate Finance Trust, Inc	1,080,039
169,799		Ladder Capital Corp	2,018,910
146,203	*	LendingClub Corp	2,742,768
16,869	*	LendingTree, Inc	2,055,319
643,880		MFA Financial Inc	2,981,164
91,271		Moelis & Co	5,154,073
238,868		Navient Corp	4,163,469
25,158		Nelnet, Inc (Class A)	2,227,238
547,146		New York Mortgage Trust, Inc	2,051,797
152,669	*	Open Lending Corp	2,899,184
31,025	*	Oportun Financial Corp	558,760
15,084		Oppenheimer Holdings, Inc	639,411
189,541		Orchid Island Capital, Inc	763,850
145,723		PennyMac Mortgage Investment Trust	2,596,784
26,393		Piper Jaffray Cos	4,070,328
34,601		PJT Partners, Inc	2,398,541
65,241	*	PRA Group, Inc	3,033,707
94,771	*	PROG Holdings, Inc	3,772,834
30,321		Pzena Investment Management, Inc (Class A)	307,455
90,582		Ready Capital Corp	1,289,888
169,540		Redwood Trust, Inc	2,090,428
12,871		Regional Management Corp	653,332
33,756		Sculptor Capital Management, Inc	661,618
59,785		StepStone Group, Inc	2,093,073
24,688	*	StoneX Group, Inc	1,619,780
87,321		TPG RE Finance Trust, Inc	1,101,991
498,431		Two Harbors Investment Corp	2,865,978
1,276		Value Line, Inc	75,258
10,710		Virtus Investment Partners, Inc	2,802,593
196,194		WisdomTree Investments, Inc	1,100,648
6,303	*	World Acceptance Corp	1,191,141
		TOTAL DIVERSIFIED FINANCIALS	171,836,958
ENERGY - 5.2%
40,518	*,e	Aemetis, Inc	371,550
88,664	*	Alto Ingredients, Inc	459,280
5,104		Altus Midstream Co	321,705
420,452	*	Antero Resources Corp	8,211,428
22,179	e	Arch Resources, Inc	2,099,021
190,709		Archrock, Inc	1,609,584
32,725	*	Aspen Aerogels, Inc	971,932
105,593		Berry Petroleum Co LLC	917,603
63,246		Bonanza Creek Energy, Inc	3,446,907
67,108		Brigham Minerals, Inc	1,452,217
34,474	*	Bristow Group, Inc	1,132,471
83,092		Cactus, Inc	4,026,638
119,556		California Resources Corp	5,095,477
69,357	*,e	Callon Petroleum Co	3,429,010

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
266,837	*	Centennial Resource Development, Inc	$2,083,997
14,799	*	Centrus Energy Corp	643,017
297,077	*	ChampionX Corp	6,654,525
155,041		Chesapeake Energy Corp	10,569,145
232,570	*	Clean Energy Fuels Corp	1,411,700
308,579	*	CNX Resources Corp	4,576,227
128,041	*	Comstock Resources Inc	996,159
48,766	*	CONSOL Energy, Inc	1,060,173
45,996	*,e	Crescent Energy, Inc	610,367
47,827		CVR Energy, Inc	934,061
95,814	*	Delek US Holdings, Inc	1,487,033
73,593	*	Denbury, Inc	5,529,778
216,804		DHT Holdings, Inc	1,058,004
29,093	*	DMC Global, Inc	1,173,612
46,783		Dorian LPG Ltd	556,250
54,982	*	Dril-Quip, Inc	1,390,495
37,679	*	Earthstone Energy, Inc	514,695
220,788	*,e	Energy Fuels, Inc	1,362,262
608,387		Equitrans Midstream Corp	4,934,019
61,773		Falcon Minerals Corp	319,366
70,166	*	Frank's International NV	1,098,800
170,238	*,e	Frontline Ltd	1,118,464
10,621	*	FTS International, Inc	279,863
296,957	*,e	Gevo, Inc	1,015,593
147,654	*	Golar LNG Ltd	2,118,835
71,140	*	Green Plains Inc	2,172,616
226,166	*	Helix Energy Solutions Group, Inc	798,366
156,284		Helmerich & Payne, Inc	4,485,351
7,803		HighPeak Energy, Inc	138,659
63,861		International Seaways, Inc	931,732
677,604	*	Kosmos Energy Ltd	2,934,025
17,903	*	Laredo Petroleum, Inc	1,202,365
131,529	*	Liberty Oilfield Services, Inc	1,591,501
213,160		Magnolia Oil & Gas Corp	4,610,651
165,177		Matador Resources Co	7,394,974
217,071		Murphy Oil Corp	6,859,444
9,566	*	Nabors Industries Ltd	990,177
49,103	*	National Energy Services Reunited Corp	487,593
117,612	*	Newpark Resources, Inc	417,523
248,239	*	NexTier Oilfield Solutions, Inc	1,494,399
233,030		Nordic American Tankers Ltd	361,196
79,087		Northern Oil and Gas, Inc	1,860,126
29,551		Oasis Petroleum, Inc	4,002,092
151,858	*	Oceaneering International, Inc	1,978,710
94,879	*	Oil States International, Inc	594,891
387,325		Ovintiv, Inc	15,028,210
70,057	*	Par Pacific Holdings, Inc	987,804
285,020		Patterson-UTI Energy, Inc	2,838,799
141,157	*	PBF Energy, Inc	2,235,927
144,111		PDC Energy, Inc	8,541,459
121,428	*	Peabody Energy Corp	1,311,422
32,065	*	Penn Virginia Corp	994,336
121,961	*	ProPetro Holding Corp	1,281,810
349,742	*	Range Resources Corp	6,732,533
65,272	*	Renewable Energy Group, Inc	2,627,851
7,538	*	Rex American Resources Corp	726,889
3,725		Riley Exploration Permian, Inc	99,867
105,786	*	RPC, Inc	625,195
76,371		Scorpio Tankers, Inc	1,039,409
95,098	*	Select Energy Services, Inc	634,304
186,750		SFL Corp Ltd	1,531,350
178,747		SM Energy Co	5,864,689
46,387		Solaris Oilfield Infrastructure, Inc	357,644
1,508,678	*	Southwestern Energy Co	6,638,183
57,733	*	Talos Energy, Inc	614,279

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
108,745	*	Teekay Corp	$337,109
37,339	*,e	Teekay Tankers Ltd	398,407
541,747	*,e	Tellurian, Inc	1,359,785
151,153	*	Tetra Technologies, Inc	442,878
63,616	*	Tidewater, Inc	902,711
387,204	*,e	Uranium Energy Corp	1,010,602
283,325	*,e	Ur-Energy, Inc	334,323
106,568	*	US Silica Holdings, Inc	1,017,724
147,897	*	W&T Offshore, Inc	632,999
56,316	*	Whiting Petroleum Corp	4,181,463
94,982		World Fuel Services Corp	2,679,442
		TOTAL ENERGY	206,357,057
FOOD & STAPLES RETAILING - 1.0%
45,664		Andersons, Inc	1,739,798
202,619	*	BJ's Wholesale Club Holdings, Inc	12,454,990
44,578	*	Chefs' Warehouse Holdings, Inc	1,330,207
40,985	*,e	HF Foods Group Inc	284,436
20,483		Ingles Markets, Inc (Class A)	1,575,757
18,348	*,e	MedAvail Holdings, Inc	26,421
7,081		Natural Grocers by Vitamin C	103,383
223,942	*	Performance Food Group Co	9,448,113
35,234		Pricesmart, Inc	2,516,060
78,429	*	Rite Aid Corp	832,132
51,410		SpartanNash Co	1,263,144
170,142	*	Sprouts Farmers Market, Inc	4,617,654
80,702	*	United Natural Foods, Inc	3,129,624
12,578		Village Super Market (Class A)	287,407
25,758		Weis Markets, Inc	1,551,662
		TOTAL FOOD & STAPLES RETAILING	41,160,788
FOOD, BEVERAGE & TOBACCO - 1.6%
236,406	*,e	22nd Century Group, Inc	513,001
102,772	*,e	AppHarvest, Inc	307,288
93,707		B&G Foods, Inc (Class A)	2,914,288
26,464		Calavo Growers, Inc	1,095,874
61,253		Cal-Maine Foods, Inc	2,388,867
78,229	*	Celsius Holdings, Inc	3,733,870
6,895		Coca-Cola Consolidated Inc	3,950,835
54,173	*	Duckhorn Portfolio, Inc	1,081,293
49,612		Fresh Del Monte Produce, Inc	1,380,702
201,432	*	Hostess Brands, Inc	4,133,385
21,580		J&J Snack Foods Corp	3,273,470
12,854		John B. Sanfilippo & Son, Inc	1,016,751
9,704	*	Laird Superfood, Inc	77,341
27,886		Lancaster Colony Corp	4,427,460
40,946	*	Landec Corp	440,170
24,847		Limoneira Co	369,227
20,638		MGP Ingredients, Inc	1,561,471
58,062	*	Mission Produce, Inc	828,545
34,669		National Beverage Corp	1,548,664
208,470	*	NewAge, Inc	156,248
230,986		Primo Water Corp	3,857,466
30,123		Sanderson Farms, Inc	5,542,632
8,835	*	Seneca Foods Corp	413,036
125,682	*	Simply Good Foods Co	4,427,777
38,355	*	Sovos Brands, Inc	562,668
73,219	*,e	Tattooed Chef, Inc	929,881
20,822	e	Tootsie Roll Industries, Inc	706,907
76,597	*	TreeHouse Foods, Inc	2,966,602
22,808		Turning Point Brands, Inc	803,526
35,710		Universal Corp	1,943,695
87,779		Utz Brands, Inc	1,414,120
208,132		Vector Group Ltd	2,312,347
16,344	*	Vita Coco Co, Inc	178,313

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
38,697	*	Vital Farms, Inc	$639,661
58,516	*	Whole Earth Brands, Inc	554,732
10,657	*	Zevia PBC	85,256
		TOTAL FOOD, BEVERAGE & TOBACCO	62,537,369
HEALTH CARE EQUIPMENT & SERVICES - 7.0%
177,411	*	1Life Healthcare, Inc	1,979,907
48,667	*,e	Accelerate Diagnostics, Inc	162,061
76,539	*	Accolade, Inc	1,461,895
126,108	*	Accuray, Inc	460,294
23,312	*,e	Acutus Medical, Inc	52,918
102,623	*	AdaptHealth Corp	1,939,575
22,298	*	Addus HomeCare Corp	1,780,049
35,392	*	Agiliti, Inc	677,049
9,965	*	AirSculpt Technologies, Inc	146,585
119,830	*	Alignment Healthcare, Inc	910,708
181,056	*	Allscripts Healthcare Solutions, Inc	3,660,952
107,779	*	Alphatec Holdings Inc	1,114,435
279,436	*	American Well Corp	1,321,732
69,067	*	AMN Healthcare Services, Inc	6,999,250
54,479	*	Angiodynamics, Inc	1,178,381
54,519	*,e	Apollo Medical Holdings, Inc	2,806,638
29,647	*	Apria, Inc	1,109,094
48,834	*	Apyx Medical Corp	561,591
366,350	*,e	Asensus Surgical, Inc	324,879
113,829	*,e	Aspira Women's Health, Inc	137,733
66,224	*	AtriCure, Inc	4,346,943
2,069		Atrion Corp	1,252,593
73,558	*	Avanos Medical, Inc	2,225,865
60,420	*	Aveanna Healthcare Holdings, Inc	331,706
59,834	*	AxoGen, Inc	521,154
68,196	*	Axonics Modulation Technologies, Inc	3,234,536
19,231	*,e	Biodesix, Inc	76,732
15,723	*	BioLife Solutions Inc	469,174
32,806	*,e	Bioventus, Inc	427,462
265,432	*	Brookdale Senior Living, Inc	1,404,135
188,830	*,e	Butterfly Network, Inc	1,095,214
57,439	*	Cardiovascular Systems, Inc	1,009,203
32,493	*	Castle Biosciences, Inc	1,405,322
186,973	*	Castlight Health, Inc	381,425
243,926	*	Cerus Corp	1,307,443
29,461	*,e	ClearPoint Neuro, Inc	260,141
179,085	*	Community Health Systems, Inc	2,272,589
21,820	*	Computer Programs & Systems, Inc	617,942
43,161		Conmed Corp	5,938,090
11,904	*	Convey Holding Parent, Inc	92,732
12,780	*	Corvel Corp	2,250,814
150,602	*	Covetrus, Inc	2,721,378
55,024	*	Cross Country Healthcare, Inc	1,183,566
59,533	*	CryoLife, Inc	1,059,687
58,890	*	CryoPort, Inc	2,459,835
22,133	*,e	Cue Health, Inc	194,328
27,133	*	Cutera, Inc	987,913
9,563	*	CVRx, Inc	79,373
68,952	*	CytoSorbents Corp	256,501
21,108	*,e	DarioHealth Corp	185,117
78,144		Ensign Group, Inc	5,894,402
115,159	*	Evolent Health, Inc	2,730,420
28,415	*,e	Forian, Inc	234,424
30,928	*,e	Fulgent Genetics, Inc	1,975,371
66,017	*	Glaukos Corp	3,514,745
74,249	*	Haemonetics Corp	3,589,939
58,107	*	Hanger Inc	1,053,480
77,062	*	Health Catalyst, Inc	2,300,301
121,693	*	HealthEquity, Inc	6,503,274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
38,754	*	HealthStream, Inc	$943,660
15,001	*	Heska Corp	2,063,838
31,792	*	iCAD, Inc	177,717
50,088	*	Inari Medical, Inc	3,684,473
28,064	*	InfuSystem Holdings, Inc	423,766
28,699	*,e	Innovage Holding Corp	149,809
29,867	*	Inogen, Inc	887,946
39,713	*	Inspire Medical Systems, Inc	8,788,090
48,330	*	Integer Holding Corp	3,789,555
45,523	*	Intersect ENT, Inc	1,247,330
42,054	*	Invacare Corp	94,621
9,882	*	iRadimed Corp	393,501
43,662	*	iRhythm Technologies, Inc	5,450,327
20,600	*	Joint Corp	1,113,224
98,107	*	Lantheus Holdings, Inc	2,492,899
27,236		LeMaitre Vascular, Inc	1,152,355
45,131	*	LHC Group, Inc	5,600,757
60,995	*,e	LifeStance Health Group, Inc	465,392
79,426	*	LivaNova plc	5,965,687
110,895	*	MEDNAX, Inc	2,711,383
63,135	*	Meridian Bioscience, Inc	1,316,365
74,868	*	Merit Medical Systems, Inc	4,151,431
7,258		Mesa Laboratories, Inc	2,063,667
18,869	*	ModivCare, Inc	2,187,483
545,816	*,e	Multiplan Corp	2,199,638
43,104	*,e	NantHealth, Inc	34,380
19,119		National Healthcare Corp	1,250,383
21,894		National Research Corp	910,790
52,817	*	Natus Medical, Inc	1,216,904
158,890	*	Neogen Corp	5,794,718
39,105	*	Neuronetics, Inc	139,996
10,903	*	NeuroPace, Inc	87,878
51,281	*	Nevro Corp	3,369,162
81,470	*	NextGen Healthcare, Inc	1,573,186
76,700	*	NuVasive, Inc	3,989,167
64,559	*	Omnicell, Inc	9,692,888
12,904	*,e	Ontrak, Inc	44,648
26,373	*	OptimizeRx Corp	1,184,939
234,735	*	Option Care Health, Inc	5,485,757
109,710	*	OraSure Technologies, Inc	970,933
181,774	*	Ortho Clinical Diagnostics Holdings plc	3,155,597
29,267	*	Orthofix Medical Inc	889,717
20,885	*	OrthoPediatrics Corp	987,652
69,694	*	Outset Medical, Inc	2,591,920
106,368		Owens & Minor, Inc	4,477,029
13,784	*,e	Paragon 28, Inc	207,449
125,750		Patterson Cos, Inc	3,607,768
112,553	*,e	PAVmed, Inc	193,591
37,925	*	Pennant Group, Inc	630,314
41,336	*,e	PetIQ, Inc	844,908
74,481	*	Phreesia, Inc	2,323,062
24,375	*	Privia Health Group, Inc	518,700
10,972	*	PROCEPT BioRobotics Corp	203,421
95,939	*	Progyny, Inc	3,885,530
39,765	*,e	Pulmonx Corp	968,278
20,313	*,e	Pulse Biosciences, Inc	247,006
118,827	*	Quotient Ltd	192,500
175,172	*	R1 RCM, Inc	4,165,590
65,876	*	RadNet, Inc	1,696,307
5,265	*,e	Retractable Technologies, Inc	28,747
9,346	*	RxSight, Inc	96,170
64,574	*	Schrodinger, Inc	1,830,673
49,715	*	SeaSpine Holdings Corp	595,586
167,609		Select Medical Holdings Corp	3,893,557
612,156	*,e	Senseonics Holdings, Inc	1,640,578

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
23,007	*	Sharps Compliance Corp	$155,297
49,701	*	Shockwave Medical Inc	7,205,154
50,302	*	SI-BONE, Inc	990,949
90,514	*	Sientra, Inc	254,344
14,210	*	Sight Sciences, Inc	207,892
51,923	*	Silk Road Medical Inc	1,703,594
21,815		Simulations Plus, Inc	927,574
64,097	*	SOC Telemed, Inc	46,099
70,501	*	Staar Surgical Co	5,126,833
72,478	*	Stereotaxis, Inc	399,354
51,308	*	Surgery Partners, Inc	2,189,312
20,944	*	SurModics, Inc	956,722
35,188	*	Tabula Rasa HealthCare, Inc	379,679
29,850	*	Tactile Systems Technology, Inc	470,735
21,415	*	Talis Biomedical Corp	63,174
156,936	*	Tenet Healthcare Corp	11,632,096
64,512	*	Tivity Health, Inc	1,641,185
40,378	*	Transmedics Group, Inc	640,799
45,527	*	Treace Medical Concepts, Inc	825,860
31,517	*	Triple-S Management Corp (Class B)	1,134,297
19,031		US Physical Therapy, Inc	1,841,630
4,768		Utah Medical Products, Inc	448,526
35,627	*,e	Vapotherm, Inc	576,089
56,699	*	Varex Imaging Corp	1,479,844
55,431	*	Viemed Healthcare, Inc	256,646
186,281	*	ViewRay, Inc	810,322
50,521	*	Vocera Communications, Inc	3,991,664
31,852	e	Zynex Inc	252,265
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	278,371,223
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
126,628	*	Beauty Health Co	1,798,118
62,364	*	BellRing Brands, Inc	1,519,187
12,733	*	Central Garden & Pet Co	590,684
58,709	*	Central Garden and Pet Co (Class A)	2,543,861
80,003		Edgewell Personal Care Co	3,664,137
71,509	*	elf Beauty, Inc	2,113,806
100,709		Energizer Holdings, Inc	3,787,666
128,605	*	Honest Co, Inc	834,647
25,387		Inter Parfums, Inc	2,512,551
17,158		Medifast, Inc	3,409,466
18,571		Nature's Sunshine Products, Inc	327,592
73,331		Nu Skin Enterprises, Inc (Class A)	3,533,821
7,119		Oil-Dri Corp of America	242,188
8,567	*,e	Revlon, Inc (Class A)	84,813
10,434	*	Thorne HealthTech, Inc	56,135
16,808	*	USANA Health Sciences, Inc	1,606,509
98,950	*	Veru, Inc	514,540
20,310		WD-40 Co	4,514,101
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	33,653,822
INSURANCE - 2.0%
70,492	*	AMBAC Financial Group, Inc	998,872
123,483		American Equity Investment Life Holding Co	5,080,091
10,580		American National Group, Inc	1,997,398
30,015		Amerisafe, Inc	1,576,388
46,189		Argo Group International Holdings Ltd	2,622,611
76,564	*	Bright Health Group, Inc	212,848
70,315	*	BRP Group, Inc	2,146,014
75,026	*,e	Citizens, Inc (Class A)	356,373
185,727		Conseco, Inc	4,632,031
23,966		Crawford & Co	182,381
21,294		Donegal Group, Inc (Class A)	305,569
33,699	*	eHealth, Inc	736,323
41,522		Employers Holdings, Inc	1,623,510

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
18,337	*	Enstar Group Ltd	$4,860,772
755,253	*	Genworth Financial, Inc (Class A)	2,945,487
26,950		Goosehead Insurance, Inc	2,656,731
42,696	*	Greenlight Capital Re Ltd (Class A)	309,119
8,870		HCI Group, Inc	602,007
21,593		Heritage Insurance Holdings, Inc	134,524
61,766		Horace Mann Educators Corp	2,347,726
5,294		Independence Holding Co	301,493
1,606		Investors Title Co	321,184
56,049		James River Group Holdings Ltd	1,587,308
31,445		Kinsale Capital Group, Inc	6,299,062
108,845	*,e	Maiden Holdings Ltd	303,678
65,830	*	MBIA, Inc	899,896
146,022	*	MetroMile, Inc	242,396
3,649		National Western Life Group, Inc	780,412
11,769	*	NI Holdings, Inc	227,142
37,415	*	Palomar Holdings, Inc	1,973,641
76,985		ProAssurance Corp	1,844,561
59,195		RLI Corp	6,202,452
21,249		Safety Insurance Group, Inc	1,749,430
87,783		Selective Insurance Group, Inc	6,926,079
203,578	*	Selectquote, Inc	1,504,441
126,833	*	SiriusPoint Ltd	1,074,275
24,384		State Auto Financial Corp	1,260,653
39,966		Stewart Information Services Corp	2,854,771
35,553		Tiptree Inc	440,502
27,625	*	Trean Insurance Group, Inc	222,934
56,457	*	Trupanion, Inc	5,377,529
32,924		United Fire Group Inc	821,125
31,828		United Insurance Holdings Corp	128,585
35,462		Universal Insurance Holdings, Inc	611,365
		TOTAL INSURANCE	80,281,689
MATERIALS - 3.9%
40,392		AdvanSix, Inc	1,700,099
187,363	*	Allegheny Technologies, Inc	3,426,869
46,599		American Vanguard Corp	706,907
264,416	*,e	Amyris, Inc	1,205,737
157,693	*	Arconic Corp	4,877,445
134,369		Avient Corp	6,687,545
47,819		Balchem Corp	7,026,524
82,967		Cabot Corp	4,562,355
72,593		Carpenter Technology Corp	2,084,871
73,328	*	Century Aluminum Co	1,124,852
10,628		Chase Corp	1,008,385
23,814	*	Clearwater Paper Corp	752,999
375,010	*	Coeur Mining, Inc	1,758,797
177,892		Commercial Metals Co	5,948,708
51,479		Compass Minerals International, Inc	2,748,979
186,324	*	Constellium SE	3,258,807
136,944	*,e	Danimer Scientific, Inc	686,089
119,096	*	Ferro Corp	2,596,293
69,112	*,†	Ferroglobe plc	0
38,981	*	Forterra, Inc	914,884
41,500		FutureFuel Corp	323,700
68,292	*	Gatos Silver, Inc	212,388
71,043	*	GCP Applied Technologies, Inc	2,266,272
61,752		Glatfelter Corp	1,072,015
38,778		Greif, Inc (Class A)	2,294,106
9,285		Greif, Inc (Class B)	551,529
76,822		H.B. Fuller Co	5,513,515
26,964		Hawkins, Inc	1,006,296
19,570		Haynes International, Inc	736,223
782,941		Hecla Mining Co	3,883,387
58,902	*	Ingevity Corp	3,882,231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
36,016		Innospec, Inc	$3,348,047
15,883	*	Intrepid Potash, Inc	615,943
24,013		Kaiser Aluminum Corp	2,299,245
28,214	*	Koppers Holdings, Inc	843,034
44,594	*	Kraton Corp	2,068,270
34,864		Kronos Worldwide, Inc	500,298
241,816	*	Livent Corp	5,564,186
135,131	*	Marrone Bio Innovations, Inc	99,862
29,590		Materion Corp	2,451,532
49,183		Minerals Technologies, Inc	3,441,335
111,575	*	MP Materials Corp	4,456,306
56,548		Myers Industries, Inc	1,021,822
24,773		Neenah Inc	1,142,035
345,497	*	Novagold Resources Inc	2,280,280
231,208	*	O-I Glass, Inc	3,077,378
14,674		Olympic Steel, Inc	312,409
92,302		Orion Engineered Carbons SA	1,578,364
57,595		Pactiv Evergreen, Inc	630,665
41,960	*	Perpetua Resources Corp	154,413
45,204	*	PolyMet Mining Corp	115,270
80,405		PQ Group Holdings, Inc	822,543
80,696	*,e	PureCycle Technologies, Inc	480,141
20,002		Quaker Chemical Corp	4,183,818
55,446	*	Ranpak Holdings Corp	1,489,280
81,696	*	Rayonier Advanced Materials, Inc	508,966
19,997		Ryerson Holding Corp	409,939
38,193		Schnitzer Steel Industries, Inc (Class A)	1,494,874
47,903		Schweitzer-Mauduit International, Inc	1,450,024
62,752		Sensient Technologies Corp	5,317,604
31,594		Stepan Co	3,480,395
174,510	*	Summit Materials, Inc	6,205,576
116,349		SunCoke Energy, Inc	796,991
71,179	*	TimkenSteel Corp	998,641
41,483		Tredegar Corp	487,425
63,108		Trimas Corp	2,193,634
56,890		Trinseo plc	3,045,891
169,127		Tronox Holdings plc	3,839,183
10,160	*	UFP Technologies, Inc	720,954
3,243		United States Lime & Minerals, Inc	410,207
3,773		Valhi, Inc	100,173
35,450		Verso Corp	952,896
73,714		Warrior Met Coal, Inc	1,931,307
49,083		Worthington Industries, Inc	2,659,317
121,233	*	Zymergen, Inc	630,412
		TOTAL MATERIALS	155,429,692
MEDIA & ENTERTAINMENT - 2.3%
119,623	*	Advantage Solutions, Inc	870,855
762,597	*,e	AMC Entertainment Holdings, Inc	12,247,308
43,405	*	AMC Networks, Inc	1,850,355
27,297	*	Boston Omaha Corp	720,368
48,513	*	Cardlytics, Inc	3,255,222
139,824	*	Cargurus, Inc	4,460,386
100,452	*	Cars.com, Inc	1,565,042
11,490	*	Chicken Soup For The Soul Entertainment, Inc	116,853
157,734	*	Cinemark Holdings, Inc	2,381,783
538,245	*	Clear Channel	1,647,030
95,556	*	comScore, Inc	289,535
40,743	*,e	CuriosityStream, Inc	180,491
2,045	*	Daily Journal Corp	662,560
40,887	*	Emerald Holding, Inc	133,292
163,326	*	Entercom Communications Corp	395,249
94,998		Entravision Communications Corp (Class A)	575,688
151,416	*,e	Eros STX Global Corp	32,252
112,426	*	Eventbrite Inc	1,611,065

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
29,594	*	EverQuote Inc	$487,117
83,768	*	EW Scripps Co (Class A)	1,717,244
66,765	*	Fluent, Inc	106,824
199,800	*,e	fuboTV, Inc	2,145,852
215,685	*	Gannett Co, Inc	1,048,229
130,501		Gray Television, Inc	2,720,946
28,671	*	Hemisphere Media Group, Inc	186,075
164,311	*	iHeartMedia, Inc	3,310,867
72,081	*	Imax Corp	1,243,397
27,539	*	Integral Ad Science Holding Corp	461,003
63,525		John Wiley & Sons, Inc (Class A)	3,223,894
14,316	*	Liberty Braves Group (Class A)	401,564
52,655	*	Liberty Braves Group (Class C)	1,421,685
118,933	*	Liberty TripAdvisor Holdings, Inc	267,599
83,961	*	Lions Gate Entertainment Corp (Class A)	1,316,508
172,500	*	Lions Gate Entertainment Corp (Class B)	2,515,050
80,739	*	LiveOne, Inc	75,757
38,518	*	Madison Square Garden Entertainment Corp	2,728,230
192,866	*	Magnite, Inc	2,617,192
36,289	*,e	Marcus Corp	611,470
32,430	*	MediaAlpha, Inc	481,585
56,359		National CineMedia, Inc	148,788
8,849	*	Outbrain, Inc	111,674
76,013	*	QuinStreet, Inc	1,223,049
37,851		Scholastic Corp	1,552,648
70,984		Sinclair Broadcast Group, Inc (Class A)	1,950,640
81,329	*	Stagwell, Inc	607,528
38,978	*	TechTarget, Inc	3,232,835
329,344		TEGNA, Inc	6,376,100
10,129	*	Thryv Holdings, Inc	328,483
154,083	*	TrueCar, Inc	530,045
75,690	*	WideOpenWest, Inc	1,408,591
105,588	*	Yelp, Inc	3,647,010
63,805	*	Ziff Davis Inc	6,703,353
		TOTAL MEDIA & ENTERTAINMENT	89,904,166
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
35,251	*	2seventy bio, Inc	658,136
42,217	*	4D Molecular Therapeutics, Inc	667,029
16,242	*	89bio, Inc	95,665
332,762	*,e	9 Meters Biopharma, Inc	253,964
18,799	*,e	Absci Corp	126,517
177,856	*	Acadia Pharmaceuticals, Inc	3,999,981
76,185	*,e	Aclaris Therapeutics, Inc	831,940
12,922	*	Acumen Pharmaceuticals, Inc	66,161
31,079	*,e	Adagio Therapeutics, Inc	223,147
32,748	*,e	Adicet Bio, Inc	413,280
147,359	*	Adverum Biotechnologies, Inc	243,142
67,104	*	Aeglea BioTherapeutics, Inc	288,547
66,281	*	Aerie Pharmaceuticals, Inc	487,828
14,128	*	Aerovate Therapeutics, Inc	166,993
182,413	*	Affimed NV	744,245
308,654	*	Agenus, Inc	851,885
82,042	*	Agios Pharmaceuticals, Inc	2,534,277
228,904	*	Akebia Therapeutics, Inc	455,519
40,255	*	Akero Therapeutics, Inc	705,268
39,627	*,e	Akouos, Inc	256,387
11,957	*	Akoya Biosciences, Inc	135,832
22,991	*	Albireo Pharma, Inc	655,014
116,754	*,†	Alder Biopharmaceuticals Inc	102,744
75,987	*	Aldeyra Therapeutics, Inc	278,872
86,500	*	Alector, Inc	1,371,890
29,375	*	Aligos Therapeutics, Inc	93,706
238,731	*	Alkermes plc	6,087,640
53,144	*	Allakos, Inc	359,253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
103,944	*	Allogene Therapeutics, Inc	$1,190,159
43,763	*	Allovir, Inc	357,106
9,350	*	Alpha Teknova, Inc	147,543
18,186	*,e	Alpine Immune Sciences, Inc	154,581
59,451	*	Altimmune, Inc	479,770
22,305	*	ALX Oncology Holdings, Inc	356,880
388,412	*	Amicus Therapeutics, Inc	3,654,957
134,975	*	Amneal Pharmaceuticals, Inc	597,939
57,253	*	Amphastar Pharmaceuticals, Inc	1,321,972
297,805	*,e	Ampio Pharmaceuticals, Inc	154,144
26,475	*	AnaptysBio, Inc	846,406
97,162	*,e	Anavex Life Sciences Corp	1,270,879
31,030	*	Angion Biomedica Corp	83,781
15,312	*	ANI Pharmaceuticals, Inc	618,911
22,317	*	Anika Therapeutics, Inc	709,681
33,617	*	Annexon, Inc	252,127
235,424	*	Antares Pharma, Inc	793,379
106,319	*	Apellis Pharmaceuticals, Inc	4,281,466
37,824	*	Applied Molecular Transport, Inc	356,302
26,954	*	Applied Therapeutics, Inc	83,018
82,167	*	AquaBounty Technologies, Inc	145,436
122,286	*,e	Arbutus Biopharma Corp	343,624
28,695	*,e	Arcturus Therapeutics Holdings, Inc	749,800
65,661	*	Arcus Biosciences, Inc	2,022,359
43,306	*	Arcutis Biotherapeutics, Inc	654,354
132,459	*	Ardelyx, Inc	109,438
91,807	*	Arena Pharmaceuticals, Inc	8,444,408
150,835	*	Arrowhead Pharmaceuticals Inc	7,958,055
69,235	*	Arvinas, Inc	4,949,610
123,720	*	Atara Biotherapeutics, Inc	1,900,339
97,749	*	Atea Pharmaceuticals, Inc	697,928
135,386	*,e	Athenex, Inc	138,094
284,745	*,e	Athersys, Inc	281,898
50,496	*,e	Athira Pharma, Inc	520,109
91,156	*	Atossa Therapeutics, Inc	124,884
45,284	*,e	Atreca, Inc	96,002
8,269	*	Aura Biosciences, Inc	150,909
82,899	*	Avalo Therapeutics, Inc	81,481
90,193	*	Avid Bioservices, Inc	1,701,942
55,922	*	Avidity Biosciences, Inc	929,424
37,380	*,e	Avita Medical, Inc	361,465
57,744	*	Avrobio, Inc	112,023
39,534	*,e	Axsome Therapeutics, Inc	1,084,813
74,946	*	Beam Therapeutics, Inc	5,187,013
75,075	*	Berkeley Lights, Inc	728,978
35,068	*,e	Beyondspring Inc	113,270
22,508	*	BioAtla, Inc	215,176
261,128	*	BioCryst Pharmaceuticals, Inc	4,034,428
145,820	*	BioDelivery Sciences International, Inc	533,701
82,276	*	Biohaven Pharmaceutical Holding Co Ltd	10,932,012
32,865	*,e	Biomea Fusion, Inc	235,313
443,153	*,e	Bionano Genomics, Inc	983,800
21,972	*,e	Bioxcel Therapeutics Inc	371,327
35,663	*,e	Black Diamond Therapeutics, Inc	148,715
105,755	*	Bluebird Bio, Inc	834,407
87,335	*	Blueprint Medicines Corp	6,733,528
33,260	*,e	Bolt Biotherapeutics, Inc	127,718
160,226	*	Bridgebio Pharma, Inc	1,581,431
44,382	*,e	Brooklyn ImmunoTherapeutics, Inc	120,719
57,715	*	C4 Therapeutics, Inc	1,409,977
66,066	*	Cara Therapeutics, Inc	765,044
56,614	*	Cardiff Oncology, Inc	191,355
73,869	*	CareDx, Inc	3,087,724
27,856	*	Caribou Biosciences, Inc	298,895
56,876	*,e	Cassava Sciences, Inc	2,516,763

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
137,919	*	Catalyst Pharmaceuticals, Inc	$794,413
12,481	*	Celcuity, Inc	138,789
68,628	*	Celldex Therapeutics, Inc	2,128,154
57,115	*,e	CEL-SCI Corp	344,975
16,231	*	Century Therapeutics, Inc	211,490
58,527	*	Cerevel Therapeutics Holdings, Inc	1,524,043
80,291	*	ChemoCentryx, Inc	2,159,025
114,296	*	Chimerix, Inc	652,630
59,040	*	Chinook Therapeutics, Inc	761,616
73,379	*	ChromaDex Corp	206,195
177,795	*,e	Citius Pharmaceuticals, Inc	268,470
24,108	*,e	Clene, Inc	67,743
130,592	*,e	Clovis Oncology, Inc	266,408
9,694	*,e	Codex DNA, Inc	76,001
89,565	*	Codexis, Inc	1,836,083
24,584	*	Codiak Biosciences, Inc	162,746
58,174	*,e	Cogent Biosciences, Inc	439,795
100,420	*	Coherus Biosciences, Inc	1,241,191
48,337	*	Collegium Pharmaceutical, Inc	862,815
140,097	*	Corcept Therapeutics, Inc	2,629,621
52,712	*,e	CorMedix Inc	222,972
29,914	*,e	Cortexyme Inc	181,877
69,615	*	Crinetics Pharmaceuticals, Inc	1,315,027
44,155	*	Cue Biopharma, Inc	326,305
38,291	*,e	Cullinan Oncology, Inc	516,163
135,600	*	Curis, Inc	432,564
116,466	*	Cymabay Therapeutics, Inc	347,069
10,846	*,e	Cyteir Therapeutics, Inc	65,944
22,641	*,e	Cytek Biosciences, Inc	329,653
115,354	*	Cytokinetics, Inc	3,828,599
99,515	*	CytomX Therapeutics, Inc	457,769
14,792	*,e	Day One Biopharmaceuticals, Inc	218,182
61,618	*	Deciphera Pharmaceuticals, Inc	519,440
134,979	*	Denali Therapeutics, Inc	4,618,981
37,117	*,e	DermTech, Inc	475,469
40,163	*	Design Therapeutics, Inc	507,660
21,064	*	DICE Therapeutics, Inc	358,720
354,190	*	Durect Corp	268,086
158,618	*,e	Dynavax Technologies Corp	2,057,275
47,019	*	Dyne Therapeutics, Inc	348,881
17,397	*	Eagle Pharmaceuticals, Inc	799,218
58,456	*,e	Edgewise Therapeutics, Inc	795,002
97,325	*	Editas Medicine, Inc	1,853,068
51,589	*	Eiger BioPharmaceuticals, Inc	222,864
9,707	*,e	Eliem Therapeutics, Inc	87,751
71,975	*	Emergent Biosolutions, Inc	3,368,430
28,904	*	Enanta Pharmaceuticals, Inc	1,717,476
292,771	*	Endo International plc	933,939
13,872	*	Entrada Therapeutics, Inc	153,563
146,537	*	Epizyme, Inc	180,241
28,880	*,e	Erasca, Inc	342,228
43,316	*	Esperion Thereapeutics, Inc	185,826
47,552	*,e	Evelo Biosciences, Inc	223,970
50,502	*	Evolus, Inc	374,725
16,964	*	Exagen, Inc	166,756
33,078	*	EyePoint Pharmaceuticals, Inc	309,941
120,221	*	Fate Therapeutics, Inc	4,990,374
125,458	*	FibroGen, Inc	1,893,161
11,850	*	Finch Therapeutics Group, Inc	100,488
120,058	*	Fluidigm Corp	392,590
30,625	*,e	Foghorn Therapeutics, Inc	471,013
48,857	*	Forma Therapeutics Holdings, Inc	578,467
17,664	*,e	Forte Biosciences, Inc	29,852
83,395	*	Fortress Biotech, Inc	174,296
50,086	*,e	Frequency Therapeutics, Inc	268,962

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
39,922	*	Fulcrum Therapeutics, Inc	$485,452
61,382	*,e	G1 Therapeutics, Inc	618,731
34,300	*,e	Gemini Therapeutics, Inc	67,228
67,765	*	Generation Bio Co	440,473
462,247	*,e	Geron Corp	517,717
93,707	*	Global Blood Therapeutics, Inc	2,703,447
91,072	*	Gossamer Bio, Inc	873,380
22,971	*	Graphite Bio, Inc	214,549
6,319	*	Greenwich Lifesciences, Inc	116,712
63,220	*	Gritstone Oncology, Inc	345,181
28,093	*	GT Biopharma, Inc	87,931
204,361	*	Halozyme Therapeutics, Inc	7,072,934
34,998	*	Harmony Biosciences Holdings, Inc	1,255,028
29,286	*	Harpoon Therapeutics, Inc	154,923
60,379	*	Harvard Bioscience, Inc	351,406
145,136	*	Heron Therapeutics, Inc	1,264,135
65,675	*	Homology Medicines, Inc	244,311
27,905	*	Hookipa Pharma, Inc	41,858
70,221	*,e	Humanigen, Inc	181,170
319,637	*,e	iBio, Inc	152,978
19,470	*	Icosavax, Inc	297,112
48,776	*	Ideaya Biosciences, Inc	808,218
11,944	*,e	IGM Biosciences, Inc	211,409
41,876	*,e	Ikena Oncology, Inc	407,453
13,567	*	Imago Biosciences, Inc	274,325
11,625	*,e	Immuneering Corp	116,250
24,284	*	Immunic, Inc	286,308
104,716	*,e	ImmunityBio, Inc	609,447
290,786	*	Immunogen, Inc	1,642,941
57,972	*	Immunovant, Inc	405,224
8,430	*,e	Impel Neuropharma, Inc	73,341
137,047	*	Infinity Pharmaceuticals, Inc	169,938
41,962	*	Inhibrx, Inc	1,114,511
66,842	*	Innoviva, Inc	1,071,477
20,277	*	Inotiv, Inc	648,661
306,108	*,e	Inovio Pharmaceuticals, Inc	1,267,287
22,528	*	Inozyme Pharma, Inc	150,487
177,138	*	Insmed, Inc	4,017,490
81,640	*,e	Instil Bio, Inc	947,840
103,062	*	Intellia Therapeutics, Inc	9,746,573
33,800	*,e	Intercept Pharmaceuticals, Inc	553,982
116,256	*	Intra-Cellular Therapies, Inc	5,520,997
293,107	*	Invitae Corp	3,294,523
221,957	*	Ironwood Pharmaceuticals, Inc	2,474,821
12,874	*,e	IsoPlexis Corp	79,304
28,592	*	iTeos Therapeutics, Inc	1,047,039
164,251	*	IVERIC bio, Inc	2,289,659
18,994	*,e	Janux Therapeutics, Inc	289,279
51,612	*	Jounce Therapeutics, Inc	386,058
75,701	*,e	Kala Pharmaceuticals, Inc	66,973
31,214	*,e	Kaleido Biosciences Inc	54,937
30,802	*	KalVista Pharmaceuticals Inc	388,721
32,736	*	Karuna Therapeutics, Inc	3,635,660
97,265	*,e	Karyopharm Therapeutics, Inc	865,659
44,747	*,e	KemPharm, Inc	322,626
22,028	*	Keros Therapeutics, Inc	1,021,438
48,241	*	Kezar Life Sciences, Inc	635,816
43,001	*	Kiniksa Pharmaceuticals Ltd	482,901
36,667	*,e	Kinnate Biopharma, Inc	402,604
49,058	*	Kodiak Sciences, Inc	2,879,705
60,779	*,e	Kronos Bio, Inc	553,089
25,966	*	Krystal Biotech Inc	1,531,994
97,556	*	Kura Oncology, Inc	1,374,564
48,719	*	Kymera Therapeutics, Inc	2,046,198
4,325	*	Landos Biopharma, Inc	14,835

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
106,290	*	Lexicon Pharmaceuticals, Inc	$336,939
22,644	*	Ligand Pharmaceuticals, Inc (Class B)	2,822,122
189,854	*,e	Lineage Cell Therapeutics, Inc	299,969
40,327	*,e	Lyell Immunopharma, Inc	229,057
82,943	*	MacroGenics, Inc	1,024,346
17,776	*	Madrigal Pharmaceuticals, Inc	1,023,542
42,473	*	Magenta Therapeutics, Inc	138,887
366,865	*,e	MannKind Corp	1,368,406
57,829	*,e	Marinus Pharmaceuticals, Inc	589,856
144,966	*	MaxCyte, Inc	936,480
42,753	*	Medpace Holdings, Inc	7,586,947
173,968	*	MEI Pharma, Inc	335,758
46,638	*	MeiraGTx Holdings plc	699,104
107,823	*	Mersana Therapeutics, Inc	514,316
150,057	*	MiMedx Group, Inc	744,283
481,102	*,e	Mind Medicine MindMed, Inc	538,834
5,644	*	Mirum Pharmaceuticals, Inc	107,518
57,889	*	Molecular Templates, Inc	178,298
16,365	*,e	Monte Rosa Therapeutics, Inc	207,181
31,680	*	Morphic Holding, Inc	1,344,182
108,968	*	Mustang Bio, Inc	128,582
118,298	*	Myriad Genetics, Inc	3,110,054
69,121	*	NanoString Technologies, Inc	2,399,881
167,799	*	NeoGenomics, Inc	3,782,189
55,602	*	Neoleukin Therapeutics, Inc	198,499
25,340	*	NexImmune, Inc	80,328
49,333	*	NGM Biopharmaceuticals Inc	779,955
22,090	*,e	Nkarta, Inc	218,912
46,520	*	Nurix Therapeutics, Inc	866,202
15,375	*	Nuvalent, Inc	207,409
240,061	*	Nuvation Bio, Inc	1,464,372
244,743	*,e	Ocugen, Inc	868,838
118,445	*	Ocular Therapeutix, Inc	670,399
37,376	*	Olema Pharmaceuticals, Inc	240,328
9,915	*,e	Omega Therapeutics, Inc	112,634
95,054	*,e	Omeros Corp	570,324
94,140	*	Oncocyte Corp	160,038
31,978	*,e	Oncorus, Inc	110,964
69,291	*	Oncternal Therapeutics, Inc	129,574
596,653	*,e	Opko Health, Inc	1,867,524
45,104	*	Oramed Pharmaceuticals, Inc	404,132
59,717	*	Organogenesis Holdings Inc	459,224
46,202	*	ORIC Pharmaceuticals, Inc	456,938
137,127	*,e	Outlook Therapeutics, Inc	194,720
17,396	*,e	Oyster Point Pharma, Inc	208,578
283,821	*	Pacific Biosciences of California, Inc	3,173,119
64,542	*	Pacira BioSciences Inc	4,051,301
70,795	*,e	Paratek Pharmaceuticals, Inc	286,720
33,715	*	Passage Bio, Inc	169,586
55,744	*	Personalis, Inc	634,924
29,016	*,e	Phathom Pharmaceuticals, Inc	487,469
32,782		Phibro Animal Health Corp	632,693
28,227	*,e	Pliant Therapeutics, Inc	331,103
41,069	*	PMV Pharmaceuticals, Inc	659,568
5,644	*	Portage Biotech, Inc	48,990
45,032	*	Poseida Therapeutics, Inc	213,902
48,161	*	Praxis Precision Medicines, Inc	715,672
148,497	*,e	Precigen, Inc	383,122
74,406	*	Precision BioSciences Inc	354,917
15,982	*,e	Prelude Therapeutics, Inc	158,701
74,332	*	Prestige Consumer Healthcare, Inc.	4,196,041
137,717	*,†	Progenics Pharmaceuticals, Inc	0
41,798	*	Prometheus Biosciences, Inc	1,501,802
66,906	*	Protagonist Therapeutics, Inc	1,959,677
53,387	*	Prothena Corp plc	1,819,429

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
85,790	*,e	Provention Bio, Inc	$459,834
103,482	*	PTC Therapeutics, Inc	4,162,046
52,255	*	Puma Biotechnology, Inc	128,547
16,163	*	Pyxis Oncology, Inc	154,195
47,064	*	Quanterix Corp	1,432,628
73,857	*	Radius Health, Inc	559,836
24,092	*	Rain Therapeutics, Inc	206,709
9,270	*	Rallybio Corp	112,723
10,806	*,e	Rapid Micro Biosystems, Inc	77,047
31,855	*	RAPT Therapeutics, Inc	688,705
41,692	*	Reata Pharmaceuticals, Inc	1,172,379
163,837	*,e	Recursion Pharmaceuticals, Inc	1,939,830
58,181	*	REGENXBIO, Inc	1,535,978
100,420	*	Relay Therapeutics, Inc	2,222,295
25,154	*	Relmada Therapeutics, Inc	462,582
9,875	*,e	Reneo Pharmaceuticals, Inc	61,324
44,085	*	Replimune Group, Inc	874,206
106,913	*	Revance Therapeutics, Inc	1,425,150
85,130	*	REVOLUTION Medicines, Inc	1,831,998
68,972	*	Rhythm Pharmaceuticals, Inc	511,083
267,513	*	Rigel Pharmaceuticals, Inc	684,833
62,195	*	Rocket Pharmaceuticals, Inc	1,034,925
70,592	*,e	Rubius Therapeutics, Inc	476,496
129,609	*	Sana Biotechnology, Inc	1,135,375
184,047	*	Sangamo Therapeutics Inc	1,109,803
41,858	*,e	Scholar Rock Holding Corp	745,491
99,707	*	Seelos Therapeutics, Inc	113,666
62,439	*,e	Seer, Inc	982,165
139,854	*	Selecta Biosciences, Inc	349,635
29,831	*	Sensei Biotherapeutics, Inc	143,785
6,930	*,e	Sera Prognostics, Inc	46,778
93,599	*	Seres Therapeutics, Inc	780,616
267,664	*,e	Sesen Bio, Inc	198,312
24,429	*	Shattuck Labs, Inc	168,804
77,528	*	SIGA Technologies, Inc	504,707
12,499	*	Sigilon Therapeutics, Inc	24,373
29,778	*	Silverback Therapeutics, Inc	145,019
15,128	*	Singular Genomics Systems, Inc	117,242
4,719	*	Solid Biosciences, Inc	5,757
435,910	*,e	Sorrento Therapeutics, Inc	1,503,890
232,146	*	Spectrum Pharmaceuticals, Inc	162,804
37,888	*	Spero Therapeutics, Inc	449,731
42,253	*	SpringWorks Therapeutics, Inc	2,352,647
11,422	*,e	Spruce Biosciences, Inc	29,012
35,646	*,e	SQZ Biotechnologies Co	285,881
29,887	*	Stoke Therapeutics, Inc	566,359
35,191	*,e	Summit Therapeutics, Inc	77,420
70,790	*	Supernus Pharmaceuticals, Inc	2,183,872
52,096	*	Surface Oncology, Inc	195,360
67,890	*	Sutro Biopharma, Inc	725,065
63,514	*	Syndax Pharmaceuticals, Inc	1,037,819
81,311	*	Syros Pharmaceuticals, Inc	160,996
32,222	*,e	Talaris Therapeutics, Inc	303,853
13,199	*	Tarsus Pharmaceuticals, Inc	264,904
34,855	*,e	Taysha Gene Therapies, Inc	277,097
46,760	*	TCR2 Therapeutics Inc	156,178
19,928	*	Tenaya Therapeutics, Inc	237,542
14,085	*	Terns Pharmaceuticals, Inc	88,313
194,662	*	TG Therapeutics, Inc	2,252,239
545,400	*,e	TherapeuticsMD, Inc	165,529
83,472	*	Theravance Biopharma, Inc	760,430
17,494	*	Theseus Pharmaceuticals, Inc	161,470
511,493	*,e	Tonix Pharmaceuticals Holding Corp	124,293
84,783	*	Travere Therapeutics, Inc	2,331,533
256,044	*,e	Trevena, Inc	139,160

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
66,919	*	Turning Point Therapeutics Inc	$2,491,394
69,547	*	Twist Bioscience Corp	4,132,483
18,400	*,e	Tyra Biosciences, Inc	241,224
32,317	*,e	UroGen Pharma Ltd	249,487
85,753	*	Vanda Pharmaceuticals, Inc	1,300,015
176,407	*,e	Vaxart Inc	873,215
62,235	*	Vaxcyte, Inc	1,184,954
291,530	*,e	VBI Vaccines, Inc	495,601
15,829	*,e	Ventyx Biosciences, Inc	257,380
14,951	*	Vera Therapeutics, Inc	297,973
102,555	*	Veracyte, Inc	3,118,698
253,070	*	Verastem, Inc	387,197
67,232	*	Vericel Corp	2,392,115
20,030	*,e	Verrica Pharmaceuticals, Inc	164,046
23,293	*,e	Verve Therapeutics, Inc	671,304
106,890	*	Viking Therapeutics, Inc	396,562
18,509	*	Vincerx Pharma, Inc	133,080
87,457	*	Vir Biotechnology, Inc	3,002,399
56,762	*	Viracta Therapeutics, Inc	152,122
299,543	*,e	VistaGen Therapeutics, Inc	488,255
27,224	*	Vor BioPharma, Inc	224,598
53,722	*	WaVe Life Sciences Ltd	117,651
28,019	*	Werewolf Therapeutics, Inc	255,253
22,872		XBiotech, Inc	246,331
85,350	*	Xencor, Inc	2,933,480
11,284	*	Xilio Therapeutics, Inc	153,575
9,763	*,e	XOMA Corp	202,289
54,718	*	Y-mAbs Therapeutics, Inc	541,161
53,849	*	Zentalis Pharmaceuticals, Inc	3,073,701
339,984	*,e	ZIOPHARM Oncology, Inc	367,183
83,039	*	Zogenix, Inc	2,159,844
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	385,008,013
REAL ESTATE - 7.6%
126,731		Acadia Realty Trust	2,508,007
101,142		Agree Realty Corp	6,612,664
105,565		Alexander & Baldwin, Inc	2,422,717
2,953		Alexander's, Inc	777,436
73,143		American Assets Trust, Inc	2,630,954
187,059		American Finance Trust, Inc	1,545,107
233,254	*	Apartment Investment and Management Co	1,639,776
316,329		Apple Hospitality REIT, Inc	5,102,387
90,404		Armada Hoffler Properties, Inc	1,268,368
25,315	*	Ashford Hospitality Trust, Inc	197,204
69,668	*	BraeMar Hotels & Resorts, Inc	372,724
252,612		Brandywine Realty Trust	3,248,590
231,680		Broadstone Net Lease, Inc	5,354,125
15,332		Brt Realty Trust	340,217
141,207		CareTrust REIT, Inc	2,995,000
74,012		CatchMark Timber Trust, Inc	606,898
20,596		Centerspace	1,964,447
74,176	*	Chatham Lodging Trust	984,316
62,424		City Office REIT, Inc	1,113,020
13,671		Clipper Realty, Inc	125,363
36,052		Community Healthcare Trust, Inc	1,634,598
53,598	*	CorePoint Lodging, Inc	842,025
167,633		Corporate Office Properties Trust	4,234,410
9,468		CTO Realty Growth, Inc	554,730
205,676	*	Cushman & Wakefield plc	4,317,139
309,690	*	DiamondRock Hospitality Co	2,895,602
717,610	*	DigitalBridge Group, Inc	5,238,553
371,648		Diversified Healthcare Trust	1,133,526
109,262	*	Douglas Elliman, Inc	847,873
126,316		Easterly Government Properties, Inc	2,648,847
59,506		EastGroup Properties, Inc	11,895,844

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
223,943		Empire State Realty Trust, Inc	$1,997,572
174,792	*	Equity Commonwealth	4,551,584
178,136		Essential Properties Realty Trust, Inc	4,729,511
90,982		eXp World Holdings Inc	2,469,251
41,487		Farmland Partners, Inc	472,537
7,394	*	Fathom Holdings, Inc	105,734
22,836	*	Forestar Group, Inc	455,578
114,488		Four Corners Property Trust, Inc	3,099,190
144,551		Franklin Street Properties Corp	802,258
10,641	*	FRP Holdings, Inc	601,004
177,866	*	Geo Group, Inc	1,197,038
59,418		Getty Realty Corp	1,762,932
54,153		Gladstone Commercial Corp	1,255,808
47,267		Gladstone Land Corp	1,440,698
88,786		Global Medical REIT, Inc	1,501,371
150,398		Global Net Lease, Inc	2,156,707
218,508		Healthcare Realty Trust, Inc	6,778,118
55,186	*	Hersha Hospitality Trust	497,778
159,988		Independence Realty Trust, Inc	3,678,124
8,684		Indus Realty Trust, Inc	682,128
96,352		Industrial Logistics Properties Trust	2,209,351
34,749		Innovative Industrial Properties, Inc	6,886,904
100,452		iStar Inc	2,156,704
172,099		Kennedy-Wilson Holdings, Inc	3,865,344
319,330		Kite Realty Group Trust	6,667,610
408,237		Lexington Realty Trust	6,078,649
60,966		LTC Properties, Inc	2,199,044
314,098		Macerich Co	5,195,181
131,699	*	Mack-Cali Realty Corp	2,173,034
34,715	*	Marcus & Millichap, Inc	1,625,009
140,080		Monmouth Real Estate Investment Corp (Class A)	2,940,279
64,467		National Health Investors, Inc	3,728,127
119,964		National Storage Affiliates Trust	7,384,984
62,143		NETSTREIT Corp	1,404,432
217,181		Newmark Group, Inc	3,325,041
33,400		NexPoint Residential Trust, Inc	2,648,620
74,983		Office Properties Income Trust	1,910,567
22,536		One Liberty Properties, Inc	687,348
216,417		Outfront Media, Inc	5,375,798
278,760		Paramount Group, Inc	2,422,424
190,933		Pebblebrook Hotel Trust	4,133,699
27,169		Phillips Edison & Co, Inc	856,367
328,318		Physicians Realty Trust	5,995,087
184,199		Piedmont Office Realty Trust, Inc	3,271,374
45,847		Plymouth Industrial REIT, Inc	1,318,101
18,870		Postal Realty Trust, Inc	337,396
97,902		PotlatchDeltic Corp	5,266,149
78,472		Preferred Apartment Communities, Inc	1,308,913
29,906		PS Business Parks, Inc	4,993,106
28,655		Re/Max Holdings, Inc	852,773
167,188	*	Realogy Holdings Corp	2,758,602
154,555	*	Redfin Corp	4,570,191
176,036		Retail Opportunities Investment Corp	3,261,947
26,626		Retail Value, Inc	83,872
249,977		RLJ Lodging Trust	3,462,181
20,413		RMR Group, Inc	653,420
126,262		RPT Realty	1,593,426
78,842	*	Ryman Hospitality Properties	6,969,633
338,140		Sabra Healthcare REIT, Inc	4,602,085
29,333		Safehold, Inc	1,815,713
19,029		Saul Centers, Inc	939,652
58,305	*	Seritage Growth Properties	604,040
250,826		Service Properties Trust	2,144,562
256,397		SITE Centers Corp	3,797,240
48,359		St. Joe Co	2,345,895

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
259,837		STAG Industrial, Inc	$11,102,835
150,610	*	Summit Hotel Properties, Inc	1,418,746
321,540	*	Sunstone Hotel Investors, Inc	3,636,617
148,487		Tanger Factory Outlet Centers, Inc	2,525,764
32,629	*	Tejon Ranch Co	568,071
109,476		Terreno Realty Corp	8,185,521
63,319		UMH Properties, Inc	1,494,328
289,218		Uniti Group, Inc	3,487,969
18,440		Universal Health Realty Income Trust	1,075,052
170,782		Urban Edge Properties	3,115,064
45,289		Urstadt Biddle Properties, Inc (Class A)	891,740
124,165		Washington REIT	3,056,942
62,723		Whitestone REIT	640,402
167,352	*	Xenia Hotels & Resorts, Inc	2,901,884
		TOTAL REAL ESTATE	301,208,197
RETAILING - 3.4%
36,380	*	1-800-FLOWERS.COM, Inc (Class A)	619,551
8,664	*	1stdibs.com, Inc	89,239
44,172		Aaron's Co, Inc	935,121
88,404	*	Abercrombie & Fitch Co (Class A)	3,447,756
114,732	*	Academy Sports & Outdoors, Inc	4,463,075
14,388	*	aka Brands Holding Corp	102,011
226,621	e	American Eagle Outfitters, Inc	5,173,757
8,941	*	America's Car-Mart, Inc	848,680
180,316	*	Arko Corp	1,482,198
34,601	*	Asbury Automotive Group, Inc	5,569,723
60,171	*	Barnes & Noble Education, Inc	362,229
151,411	*,e	Bed Bath & Beyond, Inc	2,458,915
26,152	e	Big 5 Sporting Goods Corp	514,933
48,529		Big Lots, Inc	2,033,850
43,848	*	Boot Barn Holdings, Inc	4,032,701
39,510		Buckle, Inc	1,487,156
53,668		Caleres, Inc	1,286,959
61,455	e	Camping World Holdings, Inc	2,040,306
101,579	*,e	CarLotz, Inc	206,205
74,186	*	CarParts.com, Inc	682,511
24,307		Cato Corp (Class A)	401,552
175,489	*	Chico's FAS, Inc	826,553
20,938	*	Children's Place, Inc	1,481,364
11,745	*	Citi Trends, Inc	572,216
27,958	*	Conn's, Inc	678,541
39,122	*	Container Store Group, Inc	399,044
94,137	*	Designer Brands, Inc	1,239,784
8,622	e	Dillard's, Inc (Class A)	2,187,574
20,914	*	Duluth Holdings, Inc	315,383
40,242		Franchise Group, Inc	2,014,917
39,470	*	Funko, Inc	682,042
22,946	*	Genesco, Inc	1,476,116
16,658	*,e	Greenlane Holdings Inc	12,688
26,077		Group 1 Automotive, Inc	4,428,135
32,196	*	Groupon, Inc	983,266
82,304	*	GrowGeneration Corp	694,646
57,108		Guess?, Inc	1,314,626
26,579		Haverty Furniture Cos, Inc	784,612
22,421		Hibbett Sports, Inc	1,382,255
18,169	e	JOANN, Inc	194,227
13,705	*,e	Kirkland's, Inc	232,026
22,463	*	Lands' End, Inc	411,747
11,502	*	Lazydays Holdings, Inc	186,792
37,438	*	Liquidity Services, Inc	712,445
8,835	*	Lulu's Fashion Lounge Holdings, Inc	85,346
41,895	*	Lumber Liquidators, Inc	604,964
467,653		Macy's, Inc	11,971,917
32,019	*	MarineMax, Inc	1,506,814

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
48,530		Monro Muffler, Inc	$2,413,397
36,059		Murphy USA, Inc	7,091,363
120,773	*	National Vision Holdings, Inc	4,937,200
68,694	*	ODP Corp	3,038,336
14,176		OneWater Marine, Inc	733,041
64,286	*	Overstock.com, Inc	3,081,871
153,715	*	Party City Holdco, Inc	727,072
30,325	e	PetMed Express, Inc	783,295
115,515	*	Porch Group, Inc	1,218,683
140,502	*	Quotient Technology, Inc	998,969
123,121	*	RealReal, Inc	1,163,493
25,989	*	Rent the Runway, Inc	149,957
97,258		Rent-A-Center, Inc	4,099,425
51,981	*	Revolve Group, Inc	2,563,703
165,011	*	Sally Beauty Holdings, Inc	2,833,239
97,181	*,e	Shift Technologies, Inc	222,545
27,650		Shoe Carnival, Inc	944,524
34,219		Shutterstock, Inc	3,318,216
77,762		Signet Jewelers Ltd	6,697,641
31,864	*	Sleep Number Corp	2,278,276
31,638		Sonic Automotive, Inc (Class A)	1,613,854
69,590	*	Sportsman's Warehouse Holdings, Inc	762,706
115,618	*	Stitch Fix Inc	1,899,604
30,347		Tilly's, Inc	399,973
11,023	*	Torrid Holdings, Inc	101,412
17,481	*	TravelCenters of America, Inc	796,784
104,412	*	Urban Outfitters, Inc	2,998,713
5,524		Winmark Corp	1,189,980
11,502	*,e	Xometry, Inc	593,503
33,574	*	Zumiez, Inc	1,509,151
		TOTAL RETAILING	136,778,394
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
32,313	*	Alpha & Omega Semiconductor Ltd	1,455,054
52,488	*	Ambarella, Inc	7,356,193
147,480		Amkor Technology, Inc	3,247,510
31,788	*,e	Atomera, Inc	449,164
48,710	*	Axcelis Technologies, Inc	3,049,733
62,521	*	AXT, Inc	468,282
35,467	*	Ceva, Inc	1,336,042
16	*,†	China Energy Savings Technology, Inc	0
42,155		CMC Materials, Inc	7,624,996
72,354	*	Cohu, Inc	2,386,235
64,386	*	Diodes, Inc	5,974,377
115,159	*	Formfactor, Inc	4,921,896
40,413	*	Ichor Holdings Ltd	1,714,320
27,632	*	Impinj, Inc	2,193,705
121,511	*	Kopin Corp	357,242
90,903		Kulicke & Soffa Industries, Inc	4,971,485
200,526	*	Lattice Semiconductor Corp	11,073,046
72,094	*	MACOM Technology Solutions Holdings, Inc	4,412,874
104,916	*	MaxLinear, Inc	6,297,058
285,347	*,e	Meta Materials, Inc	476,530
72,687	*	Nanometrics, Inc	6,653,768
71,057	*	NeoPhotonics Corp Ltd	1,091,436
7,462		NVE Corp	461,674
44,006	*	PDF Solutions, Inc	1,308,298
84,882	*	Photronics, Inc	1,517,690
88,958		Power Integrations, Inc	7,179,800
159,667	*	Rambus, Inc	4,031,592
94,807	*	Semtech Corp	6,740,778
58,776	*	Silicon Laboratories, Inc	9,709,207
23,456	*	SiTime Corp	5,467,359
12,309	*,e	SkyWater Technology, Inc	123,459
25,398	*	SMART Global Holdings, Inc	1,456,829

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
115,292	*,e	SunPower Corp	$1,934,600
57,895	*	Synaptics, Inc	12,178,213
65,979	*	Ultra Clean Holdings	3,326,661
72,694	*	Veeco Instruments, Inc	1,998,358
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	134,945,464
SOFTWARE & SERVICES - 7.1%
166,685	*	8x8, Inc	2,558,615
88,162		A10 Networks, Inc	1,304,798
172,340	*	ACI Worldwide, Inc	5,923,326
30,967	*	Agilysys, Inc	1,178,604
70,254	*	Alarm.com Holdings, Inc	5,238,841
42,923	*	Alkami Technology, Inc	658,439
67,764	*,e	Altair Engineering, Inc	4,263,711
48,391		American Software, Inc (Class A)	1,112,509
27,712	*	Appfolio, Inc	3,194,085
57,520	*,e	Appian Corp	3,242,402
7,635	*	Arteris, Inc	112,922
105,356	*	Asana, Inc	5,529,083
119,098	*	Avaya Holdings Corp	2,169,966
38,148	*,e	AvidXchange Holdings, Inc	395,213
39,105	*	Benefitfocus, Inc	435,630
68,929	*	BigCommerce Holdings, Inc	2,253,289
70,748	*	Blackbaud, Inc	4,820,769
79,970	*	Blackline, Inc	7,346,844
65,922	*	Bottomline Technologies, Inc	3,717,342
206,191	*	Box, Inc	5,387,771
65,364	*	Brightcove, Inc	616,382
92,706	*	BTRS Holdings, Inc	593,318
91,238	*	Cantaloupe, Inc	766,399
19,577		Cass Information Systems, Inc	796,392
55,932	*	Cerence Inc	3,551,123
45,049	*	ChannelAdvisor Corp	952,336
51,257	*,e	Cleanspark, Inc	344,447
68,131	*	Commvault Systems, Inc	4,596,117
249,397	*	Conduent, Inc	1,179,648
22,044	*	Consensus Cloud Solutions, Inc	1,249,895
13,346	*	Couchbase, Inc	312,697
11,556	*	CS Disco, Inc	396,602
46,972		CSG Systems International, Inc	2,666,600
19,558	*,e	Digimarc Corp	619,989
133,267	*	Digital Turbine, Inc	5,883,738
75,607	*	DigitalOcean Holdings, Inc	4,335,305
41,771	*	Domo, Inc	1,961,566
300,196	*,e	E2open Parent Holdings, Inc	2,791,823
38,501		Ebix, Inc	1,170,045
32,005	*	eGain Corp	330,612
32,846	*	Enfusion, Inc	453,603
24,108	*	EngageSmart, Inc	527,001
79,984	*	Envestnet, Inc	5,914,017
25,755	*	EverCommerce, Inc	309,575
89,798		EVERTEC, Inc	3,918,785
68,767	*	Evo Payments, Inc	1,658,660
48,427	*	ExlService Holdings, Inc	5,836,422
90,824	*	Flywire Corp	2,560,329
27,194	*,e	GreenBox POS	104,697
68,696	*	Grid Dynamics Holdings, Inc	1,830,748
50,398	*	GTY Technology Holdings Inc	254,510
34,938		Hackett Group, Inc	668,713
32,351	*	I3 Verticals, Inc	748,602
8,594	*	IBEX Ltd	124,785
20,251	*	Instructure Holdings, Inc	467,798
13,105	*,e	Intapp, Inc	263,673
9,395	*,e	Intelligent Systems Corp	348,554
45,305		InterDigital, Inc	3,127,404

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
46,797	*	International Money Express Inc	$749,220
80,804	*	JFrog Ltd	2,159,083
22,846	*	Kaltura, Inc	82,017
163,885	*	Limelight Networks, Inc	699,789
98,726	*	Liveperson, Inc	2,948,946
97,747	*	LiveRamp Holdings, Inc	4,364,403
140,448	*,e	Marathon Digital Holdings, Inc	3,306,146
90,454		MAXIMUS, Inc	6,993,903
16,864	*	MeridianLink, Inc	326,993
12,532	*,e	MicroStrategy, Inc (Class A)	4,611,901
90,496	*	Mimecast Ltd	7,213,436
59,675	*	Mitek Systems, Inc	976,880
54,450	*	Model N, Inc	1,506,087
133,745	*	MoneyGram International, Inc	1,172,944
39,105	*,e	ON24, Inc	643,668
53,118	*	OneSpan, Inc	853,075
123,042	*	Pagerduty, Inc	4,062,847
128,729	*	Paya Holdings, Inc	843,175
47,869	*	Perficient, Inc	5,017,629
90,937	*	Ping Identity Holding Corp	1,799,643
9,815	*,e	Priority Technology Holdings Inc	59,479
64,535		Progress Software Corp	2,936,988
61,277	*	PROS Holdings, Inc	1,697,986
80,930	*	Q2 Holdings, Inc	5,280,682
50,049	*	Qualys, Inc	6,413,279
84,205	*	Rackspace Technology, Inc	1,053,405
83,067	*	Rapid7, Inc	8,001,844
49,132	*,e	Rekor Systems, Inc	228,464
18,560	*	Remitly Global, Inc	225,875
131,001	*	Repay Holdings Corp	2,343,608
68,658	*	Rimini Street, Inc	353,589
130,723	*,e	Riot Blockchain, Inc	2,083,725
134,296	*	SailPoint Technologies Holding, Inc	5,195,912
44,478		Sapiens International Corp NV	1,416,179
13,501	*	SecureWorks Corp	199,140
11,953	*	ShotSpotter, Inc	315,201
69,634	*	Smith Micro Software, Inc	291,070
68,010	*	Sprout Social, Inc	4,682,488
52,896	*	SPS Commerce, Inc	6,551,170
26,354	*	StarTek, Inc	134,142
11,185	*	Stronghold Digital Mining, Inc	99,882
127,745	*	Sumo Logic, Inc	1,521,443
191,268	*	SVMK, Inc	3,276,421
59,340	*	Telos Corp	693,685
136,241	*	Tenable Holdings, Inc	7,002,787
27,577		TTEC Holdings, Inc	2,208,642
15,124	*,e	Tucows, Inc	1,194,796
93,710	*	Unisys Corp	1,710,207
43,779	*	Upland Software, Inc	858,068
158,358	*	Varonis Systems, Inc	5,900,419
93,848	*	Verint Systems, Inc	4,817,218
43,760	*,e	Veritone, Inc	690,095
209,141	*	Verra Mobility Corp	3,312,793
17,360	*	Viant Technology, Inc	138,706
106,522	*,e	VirnetX Holding Corp	240,740
356,742	*	Vonage Holdings Corp	7,434,503
7,066	*	Weave Communications, Inc	70,660
63,050	*	Workiva, Inc	7,457,554
151,398		Xperi Holding Corp	2,554,084
173,918	*	Yext, Inc	1,408,736
169,019	*	Zuora Inc	2,810,786
		TOTAL SOFTWARE & SERVICES	280,275,305
TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
185,413	*	3D Systems Corp	3,318,893

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
28,250	*	908 Devices, Inc	$446,915
70,879		Adtran, Inc	1,361,586
55,727		Advanced Energy Industries, Inc	4,802,553
159,607	*,e	Aeva Technologies, Inc	834,745
68,063	*,e	Akoustis Technologies, Inc	411,781
119,370	*	Arlo Technologies, Inc	1,037,325
15,093	*	Aviat Networks, Inc	437,999
53,541	*	Avid Technology, Inc	1,679,046
43,164		Badger Meter, Inc	4,366,902
65,531		Belden CDT, Inc	3,666,459
51,183		Benchmark Electronics, Inc	1,235,558
55,850	*	CalAmp Corp	331,749
81,442	*	Calix, Inc	4,094,904
15,390	*	Cambium Networks Corp	372,130
50,054	*	Casa Systems, Inc	221,739
17,455	*	Clearfield, Inc	1,125,324
40,917		Comtech Telecommunications Corp	831,843
42,108	*	Corsair Gaming, Inc	822,790
46,447		CTS Corp	1,558,297
55,737	*	Daktronics, Inc	273,111
112,680	*	Diebold, Inc	1,052,431
48,605	*	Digi International, Inc	1,085,836
26,323	*	DZS, Inc	385,369
70,250	*,e	Eastman Kodak Co	276,082
57,187	*	EMCORE Corp	332,256
40,590	*	ePlus, Inc	1,865,922
183,229	*	Extreme Networks, Inc	2,325,176
54,056	*	Fabrinet	6,116,977
27,761	*	FARO Technologies, Inc	1,507,700
139,832	*	Harmonic, Inc	1,504,592
32,348	*	Identiv, Inc	624,963
156,430	*	II-VI, Inc	9,917,662
264,557	*	Infinera Corp	2,227,570
130,514	*,e	Inseego Corp	595,144
51,105	*	Insight Enterprises, Inc	4,811,536
60,654	*	Iteris, Inc	241,403
66,936	*	Itron, Inc	4,150,032
36,276	*	Kimball Electronics, Inc	717,902
129,201	*	Knowles Corp	2,740,353
25,893	*	KVH Industries, Inc	233,037
46,474	*	Luna Innovations, Inc	338,795
58,146		Methode Electronics, Inc	2,560,168
248,269	*,e	Microvision, Inc	846,597
40,341	*	Napco Security Technologies, Inc	838,689
42,898	*	Netgear, Inc	1,186,988
102,224	*	Netscout Systems, Inc	3,225,167
64,894	*	nLight, Inc	1,342,657
52,049	*	Novanta, Inc	7,187,967
25,107	*	OSI Systems, Inc	2,082,375
236,614	*,e	Ouster, Inc	832,881
37,135	*,e	PAR Technology Corp	1,392,563
15,879		PC Connection, Inc	688,355
62,808	*	Plantronics, Inc	1,673,833
40,969	*	Plexus Corp	3,175,917
87,460	*	Quantum Corp	440,798
111,945	*	Ribbon Communications, Inc	503,753
27,772	*	Rogers Corp	7,580,367
93,836	*	Sanmina Corp	3,548,878
37,262	*	Scansource, Inc	1,161,829
65,692	*	Super Micro Computer, Inc	2,661,840
149,759	*	TTM Technologies, Inc	2,015,756
23,429	*	Turtle Beach Corp	476,077
110,692	*,e	Velodyne Lidar, Inc	432,806
352,078	*	Viavi Solutions, Inc	5,795,204
195,421		Vishay Intertechnology, Inc	4,047,169

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
19,462	*	Vishay Precision Group, Inc	$623,368
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	132,604,389
TELECOMMUNICATION SERVICES - 0.8%
17,451	*	Anterix, Inc	894,538
16,039		ATN International, Inc	636,428
33,774	*	Bandwidth Inc	2,114,590
63,022		Cogent Communications Group, Inc	4,008,829
105,124	*	Consolidated Communications Holdings, Inc	755,842
55,292	*	EchoStar Corp (Class A)	1,309,868
880,509	*,e	Globalstar, Inc	942,145
88,669	*,e	Gogo, Inc	1,103,929
29,527	*	IDT Corp (Class B)	1,108,148
176,016	*	Iridium Communications, Inc	6,315,454
67,135	*	Liberty Latin America Ltd (Class A)	734,457
235,587	*	Liberty Latin America Ltd (Class C)	2,546,695
34,046	*	Ooma, Inc	614,190
85,342	*	Radius Global Infrastructure, Inc	1,174,306
73,979		Shenandoah Telecom Co	1,684,502
153,963		Telephone & Data Systems, Inc	3,048,467
20,321	*,e	Telesat Corp	460,271
19,860	*	US Cellular Corp	608,113
		TOTAL TELECOMMUNICATION SERVICES	30,060,772
TRANSPORTATION - 1.8%
85,464	*	Air Transport Services Group, Inc	2,294,708
22,596	*	Allegiant Travel Co	4,037,001
37,185		ArcBest Corp	3,288,641
42,116	*	Atlas Air Worldwide Holdings, Inc	3,383,178
61,084	*	Avis Budget Group, Inc	10,761,779
75,689		Costamare, Inc	994,553
19,684	*	Covenant Transportation Group, Inc	427,537
58,964	*	Daseke, Inc	659,218
13,046		Eagle Bulk Shipping, Inc	584,722
40,061		Forward Air Corp	4,258,484
46,552	*	Frontier Group Holdings, Inc	608,900
50,301		Genco Shipping & Trading Ltd	782,684
77,624	*	Hawaiian Holdings, Inc	1,327,370
66,883		Heartland Express, Inc	1,000,570
48,972	*	Hub Group, Inc (Class A)	3,708,160
27,447	*	HyreCar, Inc	93,320
87,785		Marten Transport Ltd	1,465,132
61,289		Matson, Inc	5,985,484
32,524	*	Mesa Air Group, Inc	162,620
5,280	*	PAM Transportation Services, Inc	368,702
61,458	*	Radiant Logistics, Inc	381,654
88,443	*	Safe Bulkers, Inc	308,666
39,483	*	Saia, Inc	11,224,227
76,069	*	Skywest, Inc	2,902,032
144,712	*	Spirit Airlines, Inc	3,106,967
48,636	*	Sun Country Airlines Holdings, Inc	1,292,745
11,955		Universal Logistics Holdings Inc	203,594
37,863	*	US Xpress Enterprises, Inc	170,762
89,564		Werner Enterprises, Inc	3,993,659
67,541	*	Yellow Corp	705,128
		TOTAL TRANSPORTATION	70,482,197
UTILITIES - 2.8%
77,521		Allete, Inc	4,948,165
53,839		American States Water Co	4,965,571
11,287		Artesian Resources Corp	544,033
105,280		Avista Corp	4,680,749
93,695		Black Hills Corp	6,346,899
90,492	e	Brookfield Infrastructure Corp	6,001,429
32,021	*	Cadiz, Inc	89,979

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
76,509		California Water Service Group	$4,750,444
24,983		Chesapeake Utilities Corp	3,402,934
51,587		Clearway Energy, Inc (Class A)	1,591,459
120,625		Clearway Energy, Inc (Class C)	4,062,650
17,733		Global Water Resources, Inc	272,379
53,225		MGE Energy, Inc	4,121,212
25,076		Middlesex Water Co	2,538,694
142,540		New Jersey Resources Corp	5,731,533
45,981		Northwest Natural Holding Co	2,176,741
78,463		NorthWestern Corp	4,560,270
78,171		ONE Gas, Inc	6,088,739
67,122	e	Ormat Technologies, Inc	4,575,036
61,079		Otter Tail Corp	3,872,409
126,270		PNM Resources, Inc	5,658,159
132,110		Portland General Electric Co	6,941,059
29,806	*	Pure Cycle Corp	382,113
41,338		SJW Corp	2,846,535
152,824	e	South Jersey Industries, Inc	3,823,657
89,573		Southwest Gas Holdings Inc	6,107,087
75,239		Spire, Inc	4,959,755
125,135	*	Sunnova Energy International, Inc	2,460,154
23,193		Unitil Corp	1,088,679
20,201		Via Renewables, Inc	231,099
20,975		York Water Co	952,685
		TOTAL UTILITIES	110,772,307
		TOTAL COMMON STOCKS	3,970,161,106
		(Cost $2,941,384,407)
				EXPIRATION
				DATE
RIGHTS/WARRANTS - 0.0%
ENERGY - 0.0%
4,570	e	Nabors Industries Ltd		06/11/26	40,056
2,068	e	Whiting Petroleum Corp		09/01/25	29,924
4,137		Whiting Petroleum Corp		09/01/24	63,545
		TOTAL ENERGY			133,525
MEDIA & ENTERTAINMENT - 0.0%
122,474	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
20,265	†	Chinook Therapeutics, Inc			0
9,351	†	Tobira Therapeutics, Inc			561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			561
		TOTAL RIGHTS/WARRANTS			134,086
		(Cost $561)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 2.5%
REPURCHASE AGREEMENT - 0.0%
$250,000	r	Fixed Income Clearing Corp (FICC)	0.030%	02/01/22	250,000
		TOTAL REPURCHASE AGREEMENT			250,000

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	RATE	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
100,309,252 c		State Street Navigator Securities Lending Government Money	0.050%	$100,309,252
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		100,309,252
		TOTAL SHORT-TERM INVESTMENTS		100,559,252
		(Cost $100,559,252)
		TOTAL INVESTMENTS - 102.5%		4,070,854,444
		(Cost $3,041,944,220)
		OTHER ASSETS & LIABILITIES, NET - (2.5)%		(99,901,795)
		NET ASSETS - 100.0%		$3,970,952,649
	CVR	Contingent Value Right
	REIT	Real Estate Investment Trust

* Non-income producing

†Security is categorized as Level 3 in the fair value hierarchy.

c Investments made with cash collateral received from securities on loan.

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $144,911,738.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $250,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 5/15/40, valued at $255,026.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2022

		REFERENCE		MATURITY
PRINCIPAL	ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BONDS - 0.0%
CORPORATE BONDS - 0.0%
INDIA - 0.0%
INR 1,648,737	Britannia Industries Ltd		5.500%	06/03/24	$21,968
	TOTAL INDIA				21,968
	TOTAL CORPORATE BONDS				21,968
	(Cost $22,656)
	TOTAL BONDS				21,968
	(Cost $22,656)
SHARES		COMPANY
COMMON STOCKS - 99.4%
ARGENTINA - 0.0%
178,500	*,e	YPF S.A. (ADR) (Class D)	771,120
		TOTAL ARGENTINA	771,120
BRAZIL - 4.4%
109,200		Alpargatas S.A.	598,018
3,219,597		AMBEV S.A.	9,076,546
434,621	*	Americanas S.A.	2,595,400
310,700		Atacadao Distribuicao Comercio e Industria Ltd	975,381
4,036,146		B3 SA-Brasil Bolsa Balcao	11,112,494
902,926		Banco Bradesco S.A.	3,196,740
3,366,731		Banco Bradesco S.A. (Preference)	14,455,748
726,300		Banco BTG Pactual S.A. - Unit	3,305,902
612,483		Banco do Brasil S.A.	3,767,103
249,937		Banco Inter S.A.	1,222,833
252,674		Banco Santander Brasil S.A.	1,564,075
438,148		BB Seguridade Participacoes S.A.	1,909,332
129,400		Braskem S.A.	1,198,207
419,605	*	BRF S.A.	1,764,520
232,825		Centrais Eletricas Brasileiras S.A.	1,547,314
170,592		Centrais Eletricas Brasileiras S.A. (Preference)	1,107,703
773,056		Cia de Concessoes Rodoviarias	1,892,569
217,458		Cia de Saneamento Basico do Estado de Sao Paulo	1,529,958
670,858		Cia Energetica de Minas Gerais	1,658,795
393,830		Cia Siderurgica Nacional S.A.	1,894,205
645,604		Cosan SA Industria e Comercio	2,889,966
112,500		Energisa S.A.	924,771
119,825		Engie Brasil Energia S.A.	918,415
569,000		Equatorial Energia S.A.	2,460,263
764,575		Gerdau S.A. (Preference)	4,008,544
738,000	g	Hapvida Participacoes e Investimentos S.A.	1,759,492
229,082		Hypermarcas S.A.	1,342,111
3,141,003		Investimentos Itau S.A. - PR	6,027,536
3,314,053		Itau Unibanco Holding S.A.	15,808,546
488,133		Klabin S.A.	2,287,104
403,706		Localiza Rent A Car	4,455,127
672,054		Lojas Renner S.A.	3,558,908
2,092,660		Magazine Luiza S.A.	2,758,634
557,419	*	Natura & Co Holding S.A.	2,382,895
331,599		Notre Dame Intermedica Participacoes S.A.	4,446,216
2,637,616		Petroleo Brasileiro S.A.	17,519,202
3,354,668		Petroleo Brasileiro S.A. (Preference)	20,437,188

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
757,915		Raia Drogasil S.A.	$3,305,646
249,400	g	Rede D'Or Sao Luiz S.A.	2,081,582
872,327	*	Rumo S.A.	2,566,006
506,020		Suzano SA	5,641,397
402,321		Telefonica Brasil S.A.	3,764,017
522,766		TIM S.A.	1,306,398
326,900		Totvus S.A.	1,789,605
614,760		Ultrapar Participacoes S.A.	1,749,312
2,802,033		Vale S.A.	42,673,473
1,018,400	*	Via S	905,227
787,927		Vibra Energia S.A.	3,397,964
1,136,234		Weg S.A.	6,881,468
		TOTAL BRAZIL	236,419,856
CHILE - 0.4%
37,569,430		Banco de Chile	3,756,830
35,980		Banco de Credito e Inversiones	1,303,184
38,044,761		Banco Santander Chile S.A.	1,890,251
1,118,207		Cencosud S.A.	2,059,688
104,410		Cia Cervecerias Unidas S.A.	865,320
746,454		Empresas CMPC S.A.	1,370,088
255,389		Empresas COPEC S.A.	2,143,325
17,037,926		Enel Chile S.A.	667,495
14,887,715		Enersis S.A.	1,755,347
486,510		SACI Falabella	1,731,622
95,389		Sociedad Quimica y Minera de Chile S.A. (Class B)	5,108,453
		TOTAL CHILE	22,651,603
CHINA - 32.0%
65,000	*	21Vianet Group, Inc (ADR)	644,800
63,100		360 Finance, Inc (ADR)	1,248,749
202,200	*	360 Security Technology, Inc	334,444
890,500	*,g	3SBio, Inc	705,092
20,133	*	51job, Inc (ADR)	1,014,703
523,000		AAC Technologies Holdings, Inc	1,588,024
41,900		Addsino Co Ltd	98,124
21,582	*	Advanced Micro-Fabrication Equipment, Inc China	409,090
38,500		AECC Aero-Engine Control Co Ltd	144,137
90,500		AECC Aviation Power Co Ltd	685,004
834,000	e	Agile Property Holdings Ltd	442,099
34,300	*	Agora, Inc (ADR)	392,049
19,100,064		Agricultural Bank of China Ltd	7,267,090
4,137,200		Agricultural Bank of China Ltd (Class A)	1,930,460
196,629		Aier Eye Hospital Group Co Ltd	1,007,760
356,390	*	Air China Ltd	568,830
1,412,000	*,e	Air China Ltd (H shares)	1,064,491
90,530		Airtac International Group	3,178,420
190,000	*,g	Akeso, Inc	516,098
10,264,620	*	Alibaba Group Holding Ltd	160,883,155
2,718,284	*	Alibaba Health Information Technology Ltd	2,048,904
362,250	g	A-Living Services Co Ltd	705,247
2,592,000	*	Aluminum Corp of China Ltd	1,364,082
542,300	*	Aluminum Corp of China Ltd (Class A)	459,616
22,700		Angel Yeast Co Ltd	205,503
876,282		Anhui Conch Cement Co Ltd	4,635,116
153,300		Anhui Conch Cement Co Ltd (Class A)	947,918
101,151		Anhui Gujing Distillery Co Ltd	1,492,478
17,000		Anhui Gujing Distillery Co Ltd (Class A)	562,686
15,200		Anhui Honglu Steel Construction Group Co Ltd	118,614
17,100		Anhui Kouzi Distillery Co Ltd	188,185
28,600		Anhui Yingjia Distillery Co Ltd	309,723
691,651		Anta Sports Products Ltd	10,385,327
35,100		Apeloa Pharmaceutical Co Ltd	156,232
11,000		Asymchem Laboratories Tianjin Co Ltd	562,464
16,310		Autel Intelligent Technology Corp Ltd	161,426

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
24,540		Autobio Diagnostics Co Ltd	$186,846
47,700		Autohome, Inc (ADR)	1,589,364
45,600		Avary Holding Shenzhen Co Ltd	262,167
294,858		Avic Capital Co Ltd	177,033
90,600		AVIC Electromechanical Systems Co Ltd	173,757
1,054,861		AviChina Industry & Technology Co	595,312
14,700		AVICOPTER plc	128,816
190,089	*	Baidu, Inc (ADR)	30,364,817
1,601,400		Bank of Beijing Co Ltd	1,133,625
469,200		Bank of Changsha Co Ltd	581,596
155,305		Bank of Chengdu Co Ltd	345,174
2,504,300		Bank of China Ltd - A	1,218,094
55,685,953		Bank of China Ltd - H	21,705,970
2,239,600		Bank of Communications Co Ltd - A	1,674,160
6,736,934		Bank of Communications Co Ltd - H	4,518,744
195,500		Bank of Hangzhou Co Ltd	437,160
595,410		Bank of Jiangsu Co Ltd	619,614
422,900		Bank of Nanjing Co Ltd	657,224
248,568		Bank of Ningbo Co Ltd	1,538,498
1,036,890		Bank of Shanghai Co Ltd	1,149,454
814,500		Baoshan Iron & Steel Co Ltd	908,375
155,900		BBMG Corp	67,415
32,300	*	BeiGene Ltd (ADR)	7,835,334
16,100	*	Beijing BDStar Navigation Co Ltd	88,099
1,828,830	*	Beijing Capital International Airport Co Ltd	1,220,974
132,200		Beijing Dabeinong Technology Group Co Ltd	191,647
19,500		Beijing Easpring Material Technology Co Ltd	267,392
16,920		Beijing E-Hualu Information Technology Co Ltd	74,090
67,700		Beijing Enlight Media Co Ltd	112,650
393,500		Beijing Enterprises Holdings Ltd	1,341,430
2,887,583		Beijing Enterprises Water Group Ltd	1,126,272
13,358		Beijing Kingsoft Office Software, Inc	516,469
38,900		Beijing Kunlun Tech Co Ltd	115,361
49,500		Beijing New Building Materials plc	253,711
202,800		Beijing Originwater Technology Co Ltd	211,493
2,193		Beijing Roborock Technology Co Ltd	305,418
28,420		Beijing Shiji Information Technology Co Ltd	142,048
21,000		Beijing Shunxin Agriculture Co Ltd	90,516
35,100		Beijing Sinnet Technology Co Ltd	74,089
67,320		Beijing Tiantan Biological Products Corp Ltd	296,657
10,400		Beijing United Information Technology Co Ltd	187,707
16,600		Beijing Wantai Biological Pharmacy Enterprise Co Ltd	586,013
6,100		Beijing Yuanliu Hongyuan Electronic Technology Co Ltd	157,477
1,265,400		Beijing-Shanghai High Speed Railway Co Ltd	1,009,469
11,900		Betta Pharmaceuticals Co Ltd	117,103
16,700		BGI Genomics Co Ltd	220,381
113,200	*,e	Bilibili, Inc (ADR)	3,994,828
1,376,500		BOE Technology Group Co Ltd	1,056,539
2,330,000	e	Bosideng International Holdings Ltd	1,135,726
1,671,945	*,†	Brilliance China Automotive Holdings Ltd	768,399
73,000		BYD Co Ltd	2,724,675
543,000		BYD Co Ltd (H shares)	16,060,341
472,500	e	BYD Electronic International Co Ltd	1,429,066
51,300		By-health Co Ltd	202,287
39,900		C&S Paper Co Ltd	93,720
150,500		Caitong Securities Co Ltd	231,902
6,152	*	CanSino Biologics, Inc	247,497
52,600	*,e,g	CanSino Biologics, Inc	881,133
147,500		CECEP Solar Energy Co Ltd	204,860
260,900		CECEP Wind-Power Corp	209,753
6,220,000	g	CGN Power Co Ltd	1,718,581
15,300		Chacha Food Co Ltd	132,186
16,900		Changchun High & New Technology Industry Group, Inc	470,299
400,200		Changjiang Securities Co Ltd	443,134
5,100		Changzhou Xingyu Automotive Lighting Systems Co Ltd	137,225

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY			VALUE
127,100		Chaozhou Three-Circle Group Co Ltd			$762,731
108,600		Chengtun Mining Group Co Ltd			150,780
34,400	*	Chengxin Lithium Group Co Ltd			246,474
55,800	*	Chifeng Jilong Gold Mining Co Ltd			125,660
161,600		China Baoan Group Co Ltd			331,880
1,633,500	g	China Bohai Bank Co Ltd			408,530
5,657,000		China Cinda Asset Management Co Ltd			1,034,600
7,203,530		China Citic Bank			3,436,762
1,708,000		China Coal Energy Co			955,902
1,706,000		China Communications Services Corp Ltd			908,102
1,097,000		China Conch Venture Holdings Ltd			5,214,786
918,600		China Construction Bank Corp - A			870,144
66,382,641		China Construction Bank Corp - H			50,938,606
171,100		China CSSC Holdings Ltd			550,893
270,700	*	China Eastern Airlines Corp Ltd			245,799
553,000		China Education Group Holdings Ltd			484,017
1,415,800		China Everbright Bank Co Ltd - A			747,390
2,260,000		China Everbright Bank Co Ltd - H			849,075
2,607,888		China Everbright International Ltd			1,937,261
2,432,000	g	China Feihe Ltd			3,372,605
2,350,245		China Galaxy Securities Co Ltd			1,393,637
135,300		China Galaxy Securities Co Ltd (Class A)			225,048
2,077,468		China Gas Holdings Ltd			3,529,580
86,400		China Great Wall Securities Co Ltd			155,832
74,800		China Greatwall Technology Group Co Ltd			150,516
1,490,000		China Hongqiao Group Ltd			1,683,591
2,230,000	*,†	China Huishan Dairy Holdings Co Ltd			2,860
1,152,024		China Insurance International Holdings Co Ltd			1,629,835
46,100		China International Capital Corp Ltd			317,689
976,206	g	China International Capital Corp Ltd			2,659,202
78,700		China International Travel Service Corp Ltd			2,581,525
2,718,000		China Jinmao Holdings Group Ltd			987,367
129,044		China Jushi Co Ltd			333,250
716,000		China Lesso Group Holdings Ltd			1,244,770
5,317,880		China Life Insurance Co Ltd			9,348,290
84,000		China Life Insurance Co Ltd (Class A)			366,787
260,200	*,e,g	China Literature Ltd			1,575,866
2,329,341		China Longyuan Power Group Corp			4,752,527
913,000		China Medical System Holdings Ltd			1,528,845
366,000		China Meidong Auto Holdings Ltd			1,718,383
2,154,000		China Mengniu Dairy Co Ltd			12,731,482
2,692,368		China Merchants Bank Co Ltd			22,503,137
824,095		China Merchants Bank Co Ltd (Class A)			6,413,232
1,178,894		China Merchants Holdings International Co Ltd			2,178,794
247,620		China Merchants Securities Co Ltd			655,528
379,500		China Merchants Shekou Industrial Zone Holdings Co Ltd			811,070
43,000		China Minmetals Rare Earth Co Ltd			209,371
2,283,100		China Minsheng Banking Corp Ltd - A			1,397,063
3,837,602	e	China Minsheng Banking Corp Ltd - H			1,529,519
2,388,000		China Molybdenum Co Ltd			1,227,130
698,100		China Molybdenum Co Ltd (Class A)			579,718
2,851,913		China National Building Material Co Ltd			3,704,213
256,700		China National Chemical Engineering Co Ltd			416,722
73,600		China National Medicines Corp Ltd			323,295
493,400		China National Nuclear Power Co Ltd			552,029
144,400		China Northern Rare Earth Group High-Tech Co Ltd			859,277
1,694,773		China Oilfield Services Ltd			1,666,742
1,977,294		China Overseas Land & Investment Ltd			5,835,938
665,000		China Overseas Property Holdings Ltd			772,291
256,000		China Pacific Insurance	Group	Co Ltd - A	1,066,486
1,960,800		China Pacific Insurance	Group	Co Ltd - H	5,969,061
3,800,000		China Power International Development Ltd			1,880,670
1,383,800		China Railway Group Ltd - A			1,359,360
2,751,000		China Railway Group Ltd - H			1,698,145
143,819		China Railway Signal & Communication Corp Ltd			109,374

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
1,042,677		China Resources Beer Holdings Company Ltd	$7,784,502
1,545,226		China Resources Cement Holdings Ltd	1,331,564
638,000		China Resources Gas Group Ltd	3,191,207
2,229,555		China Resources Land Ltd	10,776,816
381,600	g	China Resources Mixc Lifestyle Services Ltd	2,242,928
1,377,372		China Resources Power Holdings Co	3,354,290
123,800		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	674,493
257,900		China Shenhua Energy Co Ltd - A	920,403
2,494,000		China Shenhua Energy Co Ltd - H	6,134,361
438,000	*,e	China Southern Airlines Co Ltd	280,427
454,500	*	China Southern Airlines Co Ltd (Class A)	526,973
1,571,300		China State Construction Engineering Corp Ltd	1,288,242
1,400,000		China State Construction International Holdings Ltd	1,657,276
1,243,000		China Suntien Green Energy Cor	757,434
23,716,778	g	China Tower Corp Ltd	2,864,957
31,700		China TransInfo Technology Co Ltd	67,816
1,246,100		China Vanke Co Ltd	3,221,477
384,700		China Vanke Co Ltd (Class A)	1,233,679
739,000		China Yangtze Power Co Ltd	2,551,146
910,000	g	China Yuhua Education Corp Ltd	198,007
18,500		China Zhenhua Group Science & Technology Co Ltd	330,450
1,509,800		China Zheshang Bank Co Ltd	814,975
1,726,000		Chinasoft International Ltd	1,727,158
104,000	*	Chindata Group Holdings Ltd (ADR)	532,480
18,500	*	Chongqing Brewery Co Ltd	387,708
246,820		Chongqing Changan Automobile Co Ltd	506,896
26,500		Chongqing Fuling Zhacai Group Co Ltd	132,180
1,224,600		Chongqing Rural Commercial Bank Co Ltd	744,016
58,400		Chongqing Zhifei Biological Products Co Ltd	981,604
2,622,585		CIFI Holdings Group Co Ltd	1,712,052
4,042,738		Citic Pacific Ltd	4,540,419
1,645,500	e	CITIC Securities Co Ltd	4,406,350
493,580		CITIC Securities Co Ltd (Class A)	1,932,961
89,700		CNNC Hua Yuan Titanium Dioxide Co Ltd	143,039
93,800		Contemporary Amperex Technology Co Ltd	9,059,878
1,414,196		COSCO Pacific Ltd	1,126,553
317,000		COSCO SHIPPING Development Co Ltd	148,562
408,100		COSCO SHIPPING Energy Transportation Co Ltd	330,400
500,610	*	COSCO SHIPPING Holdings Co Ltd - A	1,299,864
2,282,800	*,e	COSCO SHIPPING Holdings Co Ltd - H	4,152,937
5,354,416	e	Country Garden Holdings Co Ltd	4,397,881
1,192,000		Country Garden Services Holdings Co Ltd	7,041,393
150,700		CSC Financial Co Ltd	633,285
6,117,489		CSPC Pharmaceutical Group Ltd	7,435,130
49,456		Da An Gene Co Ltd of Sun Yat-Sen University	138,376
53,700	*	Dada Nexus Ltd (ADR)	586,404
1,340,500	g	Dali Foods Group Co Ltd	774,774
38,700	*	Daqo New Energy Corp (ADR)	1,552,644
24,000		DaShenLin Pharmaceutical Group Co Ltd	140,376
66,900		DHC Software Co Ltd	75,637
199,897	*	DiDi Global, Inc (ADR)	721,628
34,200		Do-Fluoride New Materials Co Ltd	226,429
56,200		Dong-E-E-Jiao Co Ltd	334,533
90,400		Dongfang Electric Corp Ltd	245,042
1,953,917		Dongfeng Motor Group Co Ltd	1,723,052
231,500		Dongxing Securities Co Ltd	387,241
1,077,000		Dongyue Group	1,318,155
326,324		East Money Information Co Ltd	1,631,230
18,900		Ecovacs Robotics Co Ltd	400,842
560,600		ENN Energy Holdings Ltd	8,924,901
60,900		ENN Natural Gas Co Ltd	166,805
78,661		Eve Energy Co Ltd	1,185,179
581,000		Ever Sunshine Lifestyle Services Group Ltd	1,048,485
123,000		Everbright Securities Co Ltd	267,211
142,860		Fangda Carbon New Material Co Ltd	218,775

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
1,007,000	e	Far East Horizon Ltd	$861,440
93,400		FAW Jiefang Group Co Ltd	138,799
180,700		Fiberhome Telecommunication Technologies Co Ltd	466,571
178,400		First Capital Securities Co Ltd	183,348
55,300		Flat Glass Group Co Ltd	429,474
272,000	e	Flat Glass Group Co Ltd	1,091,981
552,340		Focus Media Information Technology Co Ltd	667,810
137,895		Foshan Haitian Flavouring & Food Co Ltd	2,112,439
1,922,452		Fosun International	2,181,300
353,400		Founder Securities Co Ltd	409,889
228,600		Foxconn Industrial Internet Co Ltd	401,698
12,000		Fu Jian Anjoy Foods Co Ltd	251,826
68,400	*	Fujian Sunner Development Co Ltd	227,998
65,000		Fuyao Glass Industry Group Co Ltd - A	491,211
390,498	g	Fuyao Glass Industry Group Co Ltd - H	2,114,627
41,600		Ganfeng Lithium Co Ltd	895,687
182,800	g	Ganfeng Lithium Co Ltd	2,904,752
1,500		G-bits Network Technology Xiamen Co Ltd	83,359
286,300	*	GCL System Integration Technology Co Ltd	143,890
1,721,500		GD Power Development Co Ltd	716,601
55,358	*	GDS Holdings Ltd (ADR)	2,429,109
3,883,828		Geely Automobile Holdings Ltd	8,407,543
268,600		GEM Co Ltd	377,038
300,600		Gemdale Corp	612,743
776,000	*	Genscript Biotech Corp	2,471,883
714,000		GF Securities Co Ltd	1,237,597
228,200		GF Securities Co Ltd (Class A)	754,560
35,800		Giant Network Group Co Ltd	55,261
27,468		Gigadevice Semiconductor Beijing, Inc	612,393
9,500		Ginlong Technologies Co Ltd	358,318
136,500		GoerTek, Inc	1,029,421
7,509,968	*,e	GOME Electrical Appliances Holdings Ltd	514,408
70,200	*	Gotion High-tech Co Ltd	448,551
2,047,266		Great Wall Motor Co Ltd	5,554,412
81,000		Great Wall Motor Co Ltd	525,365
505,665		Greenland Holdings Corp Ltd	349,192
614,000	e	Greentown China Holdings Ltd	1,013,749
993,305		Greentown Service Group Co Ltd	1,090,501
51,700		GRG Banking Equipment Co Ltd	92,467
83,900		Guangdong Haid Group Co Ltd	956,382
2,126,000		Guangdong Investments Ltd	3,036,850
9,200		Guangdong Kinlong Hardware Products Co Ltd	232,549
525,800	*	Guanghui Energy Co Ltd	484,849
2,070,851		Guangzhou Automobile Group Co Ltd - H	2,034,163
42,100		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	192,513
41,100		Guangzhou Haige Communications Group, Inc Co	60,244
11,600		Guangzhou Kingmed Diagnostics Group Co Ltd	141,634
1,120,400	e	Guangzhou R&F Properties Co Ltd	498,697
20,272		Guangzhou Shiyuan Electronic Technology Co Ltd	243,455
34,600		Guangzhou Tinci Materials Technology Co Ltd	521,493
182,450		Guangzhou Yuexiu Financial Holdings Group Co Ltd	233,518
122,100		Guolian Securities Co Ltd	281,788
134,800		Guosen Securities Co Ltd	233,544
221,800		Guotai Junan Securities Co Ltd	619,281
339,630		Guoyuan Securities Co Ltd	384,774
841,000	e,g	Haidilao International Holding Ltd	1,822,765
1,539,800		Haier Smart Home Co Ltd	6,173,120
236,500		Haier Smart Home Co Ltd	1,043,016
434,000		Haitian International Holdings Ltd	1,129,122
2,063,600		Haitong Securities Co Ltd	1,857,062
394,700		Haitong Securities Co Ltd (Class A)	716,098
37,700	*	Hang Zhou Great Star Industrial Co Ltd	150,747
40,740		Hangzhou First Applied Material Co Ltd	737,952
32,700		Hangzhou Oxygen Plant Group Co Ltd	159,231
99,600		Hangzhou Robam Appliances Co Ltd	544,589

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
46,500		Hangzhou Silan Microelectronics Co Ltd	$377,962
16,000		Hangzhou Tigermed Consulting Co Ltd - A	263,427
78,400	g	Hangzhou Tigermed Consulting Co Ltd - H	821,306
896,000	g	Hansoh Pharmaceutical Group Co Ltd	1,847,025
13,500		Hefei Meiya Optoelectronic Technology, Inc	71,657
47,000		Heilongjiang Agriculture Co Ltd	98,248
106,064		Hello Group, Inc (ADR)	1,032,003
115,100		Henan Shuanghui Investment & Development Co Ltd	542,021
418,500		Hengan International Group Co Ltd	2,045,758
213,720		Hengli Petrochemical Co Ltd	809,606
1,788,000	*,e	HengTen Networks Group Ltd	551,963
127,300		Hengtong Optic-electric Co Ltd	283,372
354,660		Hengyi Petrochemical Co Ltd	567,812
768,900		Hesteel Co Ltd	289,488
20,000		Hithink RoyalFlush Information Network Co Ltd	400,057
53,600		Hongfa Technology Co Ltd	539,781
354,210	e	Hopson Development Holdings Ltd	738,055
18,500		Hoshine Silicon Industry Co Ltd	308,107
352,051	*,g	Hua Hong Semiconductor Ltd	1,713,779
408,000		Huadian Power International Corp Ltd (Class A)	269,028
97,400		Huadong Medicine Co Ltd	562,921
146,400		Huafon Chemical Co Ltd	219,188
28,600		Huagong Tech Co Ltd	111,013
57,720		Hualan Biological Engineering, Inc	230,773
352,000		Huaneng Power International, Inc - A	408,238
2,565,110		Huaneng Power International, Inc - H	1,350,286
1,015,600	g	Huatai Securities Co Ltd	1,805,344
216,000		Huatai Securities Co Ltd (Class A)	585,095
135,500		Huaxi Securities Co Ltd	193,783
1,111,500		Huaxia Bank Co Ltd	987,330
122,700		Huaxin Cement Co Ltd	358,731
121,373		Huayu Automotive Systems Co Ltd	530,353
123,566	*	Huazhu Group Ltd (ADR)	4,883,328
47,800		Hubei Xingfa Chemicals Group Co Ltd	226,277
13,600		Huizhou Desay Sv Automotive Co Ltd	299,164
40,800		Humanwell Healthcare Group Co Ltd	125,174
214,500		Hunan Valin Steel Co Ltd	187,157
51,305		Hundsun Technologies, Inc	475,232
64,629	*	Hutchison China MediTech Ltd (ADR)	1,760,494
246,000	e,g	Hygeia Healthcare Holdings Co Ltd	1,115,271
108,200		Iflytek Co Ltd	749,017
27,500	*	I-Mab (ADR)	694,375
10,900		Imeik Technology Development Co Ltd	763,384
3,117,400		Industrial & Commercial Bank of China Ltd - A	2,290,716
39,438,777		Industrial & Commercial Bank of China Ltd - H	23,893,792
911,500		Industrial Bank Co Ltd	3,018,582
289,600		Industrial Securities Co Ltd	395,234
16,400		Ingenic Semiconductor Co Ltd	286,677
1,554,900	*	Inner Mongolia BaoTou Steel Union Co Ltd	580,145
		Inner Mongolia Junzheng Energy & Chemical Industry Group
343,300		Co Ltd	267,494
276,800		Inner Mongolia Yili Industrial Group Co Ltd	1,669,837
186,500	*	Inner Mongolia Yuan Xing Energy Co Ltd	256,308
783,500	*,g	Innovent Biologics, Inc	3,317,970
46,000		Inspur Electronic Information Industry Co Ltd	246,928
20,400		Intco Medical Technology Co Ltd	170,638
217,867	*,e	IQIYI, Inc (ADR)	888,897
56,400		JA Solar Technology Co Ltd	803,001
30,740		Jafron Biomedical Co Ltd	228,729
18,200		Jason Furniture Hangzhou Co Ltd	210,861
256,200	*,g	JD Health International, Inc	2,069,369
1,380,969	*,h	JD.com, Inc	52,340,643
136,200		Jiangsu Eastern Shenghong Co Ltd	363,198
1,108,000		Jiangsu Express	1,157,698
42,356		Jiangsu Hengli Hydraulic Co Ltd	516,298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
298,519		Jiangsu Hengrui Medicine Co Ltd	$1,927,303
33,000		Jiangsu King's Luck Brewery JSC Ltd	266,768
64,200		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	1,594,580
8,500		Jiangsu Yangnong Chemical Co Ltd	158,009
13,600		Jiangsu Yoke Technology Co Ltd	142,440
26,000		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	122,409
128,200		Jiangsu Zhongtian Technology Co Ltd	339,193
933,000		Jiangxi Copper Co Ltd	1,529,895
100,300		Jiangxi Copper Co Ltd (Class A)	327,310
289,400		Jiangxi Zhengbang Technology Co Ltd	405,827
430,100		Jinke Properties Group Co Ltd	304,892
796,000	*,e,g	Jinxin Fertility Group Ltd	797,345
13,800		JiuGui Liquor Co Ltd	355,550
465,000	e,g	Jiumaojiu International Holdings Ltd	1,004,208
49,000		Joincare Pharmaceutical Group Industry Co Ltd	90,153
12,440		Joinn Laboratories China Co Ltd	190,126
248,507		Jointown Pharmaceutical Group Co Ltd	521,295
21,500		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	108,947
36,304		JOYY, Inc (ADR)	1,835,530
30,900		Juewei Food Co Ltd	257,150
44,200	*	Kanzhun Ltd (ADR)	1,338,818
249,100	*	KE Holdings, Inc (ADR)	5,427,889
464,881		Kingboard Chemical Holdings Ltd	2,244,317
1,736,000	*	Kingdee International Software Group Co Ltd	3,977,769
104,200		Kingfa Sci & Tech Co Ltd	187,087
36,900	*,e	Kingsoft Cloud Holdings Ltd (ADR)	311,805
694,600		Kingsoft Corp Ltd	3,121,440
327,300	*,g	Kuaishou Technology	3,741,286
98,000	*	Kuang-Chi Technologies Co Ltd	309,450
51,800		Kweichow Moutai Co Ltd	15,485,757
936,929		KWG Group Holdings Ltd	512,299
25,600		Lakala Payment Co Ltd	105,085
9,940		Laobaixing Pharmacy Chain JSC	66,717
833,000		Lee & Man Paper Manufacturing Ltd	570,489
4,855,856		Lenovo Group Ltd	5,262,329
202,900		Lens Technology Co Ltd	549,635
50,700		Lepu Medical Technology Beijing Co Ltd	165,807
229,700		Leyard Optoelectronic Co Ltd	332,453
379,040	*	Li Auto, Inc (ADR)	9,889,154
1,537,000		Li Ning Co Ltd	14,998,045
216,700	*	Lingyi iTech Guangdong Co	210,572
22,100		Livzon Pharmaceutical Group, Inc	122,077
696,000	e	Logan Property Holdings Co Ltd	432,933
92,500		Lomon Billions Group Co Ltd	357,025
1,249,500	g	Longfor Properties Co Ltd	7,495,532
221,160		LONGi Green Energy Technology Co Ltd	2,479,216
6,600		Luoyang Xinqianglian Slewing Bearing Co Ltd	176,927
76,400		Luxi Chemical Group Co Ltd	170,942
287,653		Luxshare Precision Industry Co Ltd	2,157,227
64,400		Luzhou Laojiao Co Ltd	2,214,449
66,770		Mango Excellent Media Co Ltd	372,774
12,700		Maxscend Microelectronics Co Ltd	527,157
216,928	*	Meinian Onehealth Healthcare Holdings Co Ltd	245,602
2,754,100	*,g	Meituan Dianping (Class B)	82,166,764
704,000		Metallurgical Corp of China Ltd	409,879
30,900	*	Mianyang Fulin Precision Co Ltd	118,162
416,700		Microport Scientific Corp	1,201,042
75,700		Ming Yang Smart Energy Group Ltd	308,384
380,000	e	Ming Yuan Cloud Group Holdings Ltd	783,523
482,000		Minth Group Ltd	2,228,992
1,928,000	*	MMG Ltd	625,993
23,854		Montage Technology Co Ltd	269,505
215,084		Muyuan Foodstuff Co Ltd	1,872,378
77,380		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	439,820
124,500		Nanjing Securities Co Ltd	176,862

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
249,880		NARI Technology Co Ltd	$1,397,928
71,035	*	National Silicon Industry Group Co Ltd	265,055
20,300		NAURA Technology Group Co Ltd	923,716
124,400	*	NavInfo Co Ltd	313,685
1,377,825		NetEase, Inc	28,768,277
104,200		New China Life Insurance Co Ltd - A	618,770
604,200		New China Life insurance Co Ltd - H	1,723,319
264,900	*	New Hope Liuhe Co Ltd	674,697
1,077,650	*	New Oriental Education & Technology Group (ADR)	1,541,040
78,600		Ninestar Corp	607,344
105,200		Ningbo Joyson Electronic Corp	306,480
31,900		Ningbo Tuopu Group Co Ltd	280,073
256,800		Ningxia Baofeng Energy Group Co Ltd	651,940
920,834	*	NIO, Inc (ADR)	22,569,641
24,152	*	Noah Holdings Ltd (ADR)	758,131
1,197,800	e,g	Nongfu Spring Co Ltd	7,252,200
76,700	*	North Industries Group Red Arrow Co Ltd	223,598
266,500		Northeast Securities Co Ltd	356,942
207,326		Offshore Oil Engineering Co Ltd	146,445
132,800	*	OFILM Group Co Ltd	167,740
16,240		Oppein Home Group, Inc	352,817
231,000		Orient Securities Co Ltd	448,093
27,600		Ovctek China, Inc	166,075
384,500	*	Pangang Group Vanadium Titanium & Resources Co Ltd	225,319
6,766,220		People's Insurance Co Group of China Ltd	2,141,169
167,600		People's Insurance Co Group of China Ltd (Class A)	120,575
96,150		Perfect World Co Ltd	209,239
7,500		PharmaBlock Sciences Nanjing, Inc	102,729
24,800		Pharmaron Beijing Co Ltd - A	460,674
85,800	g	Pharmaron Beijing Co Ltd - H	1,091,539
5,200,306		PICC Property & Casualty Co Ltd	4,845,398
301,159	*	Pinduoduo, Inc (ADR)	18,021,355
727,900		Ping An Bank Co Ltd	1,826,225
310,400	*,e,g	Ping An Healthcare and Technology Co Ltd	990,404
4,349,526		Ping An Insurance Group Co of China Ltd	34,517,054
451,100		Ping An Insurance Group Co of China Ltd (Class A)	3,567,535
468,800		Poly Real Estate Group Co Ltd	1,156,285
1,699,700		Postal Savings Bank of China Co Ltd - A	1,514,438
5,496,000	g	Postal Savings Bank of China Co Ltd - H	4,578,992
715,600		Power Construction Corp of China Ltd	980,335
1,018,000		Powerlong Real Estate Holdings Ltd	568,222
5,200		Proya Cosmetics Co Ltd	139,054
503,400		Qingdao Rural Commercial Bank Corp	297,402
13,104		Raytron Technology Co Ltd	130,212
352,200		RiseSun Real Estate Development Co Ltd	247,878
31,300		Riyue Heavy Industry Co Ltd	138,232
458,325	*,e	RLX Technology, Inc (ADR)	1,535,389
365,800		Rongsheng Petro Chemical Co Ltd	1,048,157
297,100		SAIC Motor Corp Ltd	883,473
74,800		Sailun Group Co Ltd	137,288
13,000		Sangfor Technologies, Inc	318,818
777,000		Sany Heavy Equipment International	814,804
318,100		Sany Heavy Industry Co Ltd	1,015,817
343,816		SDIC Capital Co Ltd	408,230
605,600		SDIC Power Holdings Co Ltd	956,990
368,160		Sealand Securities Co Ltd	226,643
1,662,000		Seazen Group Ltd	1,124,348
111,100		Seazen Holdings Co Ltd	581,499
203,600		SF Holding Co Ltd	2,044,567
9,050		SG Micro Corp	396,042
385,700		Shaanxi Coal Industry Co Ltd	766,812
73,690		Shandong Buchang Pharmaceuticals Co Ltd	229,335
200,845		Shandong Gold Mining Co Ltd - A	596,989
753,250	e,g	Shandong Gold Mining Co Ltd - H	1,271,221
83,700		Shandong Hualu Hengsheng Chemical Co Ltd	403,637

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
44,800		Shandong Linglong Tyre Co Ltd	$216,958
399,700		Shandong Nanshan Aluminum Co Ltd	274,658
62,300		Shandong Sun Paper Industry JSC Ltd	109,933
1,607,390		Shandong Weigao Group Medical Polymer Co Ltd	1,980,934
21,700		Shanghai Bairun Investment Holding Group Co Ltd	150,019
369,170		Shanghai Baosight Software Co Ltd	1,709,442
48,300		Shanghai Baosight Software Co Ltd	413,178
421,400		Shanghai Construction Group Co Ltd	218,473
457,900		Shanghai Electric Group Co Ltd	309,229
80,800		Shanghai Fosun Pharmaceutical Group Co Ltd - A	546,214
335,485		Shanghai Fosun Pharmaceutical Group Co Ltd - H	1,345,267
2,137		Shanghai Friendess Electronic Technology Corp Ltd	106,611
72,400	*	Shanghai International Airport Co Ltd	578,142
295,600		Shanghai International Port Group Co Ltd	264,953
16,700		Shanghai Jahwa United Co Ltd	106,615
56,400		Shanghai Jinjiang International Hotels Development Co Ltd	501,868
23,909	*	Shanghai Junshi Biosciences Co Ltd	222,099
38,520		Shanghai Lingang Holdings Corp Ltd	87,444
807,779		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	742,993
20,600		Shanghai M&G Stationery, Inc	178,466
2,419		Shanghai Medicilon, Inc	135,274
60,400		Shanghai Pharmaceuticals Holding Co Ltd - A	179,500
502,741		Shanghai Pharmaceuticals Holding Co Ltd - H	981,587
1,311,200		Shanghai Pudong Development Bank Co Ltd	1,740,792
27,820		Shanghai Putailai New Energy Technology Co Ltd	629,537
186,000		Shanghai RAAS Blood Products Co Ltd	197,092
228,100		Shanghai Yuyuan Tourist Mart Group Co Ltd	332,125
48,800		Shanghai Zhangjiang High-Tech Park Development Co Ltd	105,548
204,600		Shanxi Lu'an Environmental Energy Development Co Ltd	390,995
237,700	*	Shanxi Meijin Energy Co Ltd	497,033
173,160		Shanxi Securities Co Ltd	161,505
281,100		Shanxi Taigang Stainless Steel Co Ltd	302,992
48,320		Shanxi Xinghuacun Fen Wine Factory Co Ltd	2,105,870
221,270		Shanxi Xishan Coal & Electricity Power Co Ltd	273,573
60,900		Shenghe Resources Holding Co Ltd	158,780
161,300		Shengyi Technology Co Ltd	502,095
11,760		Shennan Circuits Co Ltd	220,815
755,000		Shenwan Hongyuan Group Co Ltd	557,748
17,100		Shenzhen Capchem Technology Co Ltd	257,007
216,600		Shenzhen Energy Group Co Ltd	238,271
21,600		Shenzhen Goodix Technology Co Ltd	303,004
94,050		Shenzhen Inovance Technology Co Ltd	900,503
857,738		Shenzhen International Holdings Ltd	870,369
45,700		Shenzhen Kaifa Technology Co Ltd	96,422
23,700		Shenzhen Kangtai Biological Products Co Ltd	301,399
8,900		Shenzhen Kedali Industry Co Ltd	219,789
46,000		Shenzhen Mindray Bio-Medical Electronics Co Ltd	2,336,223
126,600	*	Shenzhen MTC Co Ltd	86,019
25,400		Shenzhen New Industries Biomedical Engineering Co Ltd	160,891
392,100		Shenzhen Overseas Chinese Town Co Ltd	480,201
50,500	*	Shenzhen Salubris Pharmaceuticals Co Ltd	186,518
15,400		Shenzhen SC New Energy Technology Corp	199,827
33,400		Shenzhen Senior Technology Material Co Ltd	188,845
26,400		Shenzhen Sunlord Electronics Co Ltd	140,548
23,100		Shenzhen Sunway Communication Co Ltd	78,133
25,428		Shenzhen Transsion Holdings Co Ltd	541,009
572,500		Shenzhou International Group Holdings Ltd	10,622,704
59,780		Shijiazhuang Yiling Pharmaceutical Co Ltd	195,530
1,109,000	e	Shimao Property Holdings Ltd	817,327
609,000	e,g	Shimao Services Holdings Ltd	486,784
365,800		Sichuan Chuantou Energy Co Ltd	637,888
479,100	*	Sichuan Hebang Biotechnology Co Ltd	264,187
132,500		Sichuan Kelun Pharmaceutical Co Ltd	368,747
51,400	*	Sichuan New Energy Power Co Ltd	166,025
300,600		Sichuan Road & Bridge Co Ltd	510,055

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
21,100		Sichuan Swellfun Co Ltd	$331,140
49,000		Sichuan Yahua Industrial Group Co Ltd	180,502
31,900		Sieyuan Electric Co Ltd	229,719
54,000		Silergy Corp	7,298,880
82,200		Sinolink Securities Co Ltd	134,688
70,800		Sinoma Science & Technology Co Ltd	330,738
514,583		Sinopec Shanghai Petrochemical Co Ltd (Class A)	316,178
1,030,400		Sinopharm Group Co	2,304,793
308,700		Sinotrans Ltd (Class A)	199,008
453,745		Sinotruk Hong Kong Ltd	674,927
9,660		Skshu Paint Co Ltd	161,320
1,216,000	e,g	Smoore International Holdings Ltd	5,232,231
105,560		Songcheng Performance Development Co Ltd	255,402
261,456		SooChow Securities Co Ltd	323,396
131,200		Southwest Securities Co Ltd	98,991
5,500		StarPower Semiconductor Ltd	279,924
1,217,000	e	Sun Art Retail Group Ltd	444,425
2,244,031		Sunac China Holdings Ltd	2,765,367
764,000	g	Sunac Services Holdings Ltd	869,164
57,900		Sungrow Power Supply Co Ltd	1,051,170
245,100	*	Suning.com Co Ltd	150,556
489,617		Sunny Optical Technology Group Co Ltd	12,640,716
78,000		Sunwoda Electronic Co Ltd	439,854
128,000		Suzhou Dongshan Precision Manufacturing Co Ltd	502,084
4,900		Suzhou Maxwell Technologies Co Ltd	384,917
24,300		Suzhou TA&A Ultra Clean Technology Co Ltd	256,575
310,732	*	TAL Education Group (ADR)	888,694
191,900		TBEA Co Ltd	574,481
542,600		TCL Technology Group Corp	483,579
3,904,104		Tencent Holdings Ltd	244,640,037
454,500	*	Tencent Music Entertainment (ADR)	2,808,810
12,000		Thunder Software Technology Co Ltd	266,327
8,500		Tianfeng Securities Co Ltd	4,997
23,300		Tianjin 712 Communication & Broadcasting Co Ltd	131,749
127,600		Tianjin Zhonghuan Semiconductor Co Ltd	870,216
72,100		Tianma Microelectronics Co Ltd	135,835
184,400		Tianshan Aluminum Group Co Ltd	243,413
86,500		Tianshui Huatian Technology Co Ltd	157,023
42,000		Tibet Summit Resources Co Ltd	191,542
1,586,000		Tingyi Cayman Islands Holding Corp	3,285,852
87,700		Titan Wind Energy Suzhou Co Ltd	278,185
65,260		Toly Bread Co Ltd	267,648
708,000	*	Tongcheng-Elong Holdings Ltd	1,456,898
36,000		TongFu Microelectronics Co Ltd	99,503
122,000		Tongkun Group Co Ltd	401,448
432,900		Tongling Nonferrous Metals Group Co Ltd	233,852
173,192		Tongwei Co Ltd	1,034,103
11,000	*	Topchoice Medical Corp	259,013
34,500		Topsec Technologies Group Inc	83,186
1,298,000	g	Topsports International Holdings Ltd	1,172,819
297,700		Transfar Zhilian Co Ltd	363,952
587,661		Travelsky Technology Ltd	1,098,890
362,145	*	Trip.com Group Ltd (ADR)	9,636,678
382,000		Tsingtao Brewery Co Ltd	3,437,983
21,500		Tsingtao Brewery Co Ltd (Class A)	314,513
21,000		Unigroup Guoxin Microelectronics Co Ltd	716,722
936,000		Uni-President China Holdings Ltd	884,641
109,480		Unisplendour Corp Ltd	362,689
28,200		Universal Scientific Industrial Shanghai Co Ltd	61,407
205,000	*,e,g	Venus MedTech Hangzhou, Inc	793,883
313,624	*	Vipshop Holdings Ltd (ADR)	2,919,839
67,400		Walvax Biotechnology Co Ltd	519,949
118,200		Wanhua Chemical Group Co Ltd	1,706,406
3,107,252		Want Want China Holdings Ltd	3,048,576
40,272	*	Weibo Corp (ADR)	1,395,425

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
1,351,800		Weichai Power Co Ltd	$2,453,018
277,000		Weichai Power Co Ltd (Class A)	685,143
12,600		Weihai Guangwei Composites Co Ltd	143,453
1,445,000	*,e,g	Weimob, Inc	1,091,562
322,360		Wens Foodstuffs Group Co Ltd	1,026,570
470,300		Western Securities Co Ltd	566,512
17,618		Western Superconducting Technologies Co Ltd	227,435
993,000		Wharf Holdings Ltd	3,393,638
35,400		Will Semiconductor Ltd	1,438,172
50,200		Wingtech Technology Co Ltd	856,000
77,860		Winning Health Technology Group Co Ltd	141,975
1,810,000		Winteam Pharmaceutical Group Ltd	1,055,552
221,200		Wuchan Zhongda Group Co Ltd	184,736
69,104		Wuhan Guide Infrared Co Ltd	229,286
		Wuhu Shunrong Sanqi Interactive Entertainment Network
84,800		Technology Co Ltd	335,920
80,400		Wuhu Token Science Co Ltd	131,120
156,300		Wuliangye Yibin Co Ltd	4,920,442
48,290		WUS Printed Circuit Kunshan Co Ltd	132,637
112,404		WuXi AppTec Co Ltd - A	1,869,556
241,077	g	WuXi AppTec Co Ltd - H	3,457,831
2,453,801	*,g	Wuxi Biologics Cayman, Inc	24,593,869
42,560		Wuxi Lead Intelligent Equipment Co Ltd	489,226
11,600		Wuxi Shangji Automation Co Ltd	232,883
293,200		XCMG Construction Machinery Co Ltd	262,613
419,100		Xiamen C & D, Inc	620,172
9,000		Xiamen Faratronic Co Ltd	280,239
23,800		Xiamen Intretech, Inc	112,631
47,100		Xiamen Tungsten Co Ltd	146,610
9,661,800	*,g	Xiaomi Corp	20,496,238
158,100		Xinjiang Goldwind Science & Technology Co Ltd - A	375,910
589,600		Xinjiang Goldwind Science & Technology Co Ltd - H	1,027,895
133,200		Xinjiang Zhongtai Chemical Co Ltd	223,487
3,347,780		Xinyi Solar Holdings Ltd	5,370,727
268,049	*	XPeng, Inc (ADR)	9,405,839
762,000	g	Yadea Group Holdings Ltd	1,085,081
21,000		Yantai Eddie Precision Machinery Co Ltd	99,276
61,500		Yantai Jereh Oilfield Services Group Co Ltd	407,769
1,076,464	e	Yanzhou Coal Mining Co Ltd	2,280,649
148,900		Yanzhou Coal Mining Co Ltd (Class A)	545,363
32,667		Yealink Network Technology Corp Ltd	401,836
17,108		Yifeng Pharmacy Chain Co Ltd	134,043
323,000	e	Yihai International Holding Ltd	1,378,879
51,100		Yihai Kerry Arawana Holdings Co Ltd	462,920
71,120		Yintai Gold Co Ltd	93,177
383,600		Yonghui Superstores Co Ltd	234,982
18,100		YongXing Special Materials Technology Co Ltd	347,684
113,999		Yonyou Network Technology Co Ltd	633,419
11,000	*	Youngy Co Ltd	162,738
105,800		YTO Express Group Co Ltd	269,200
38,100	*	Yuan Longping High-tech Agriculture Co Ltd	111,560
933,200		Yuexiu Property Co Ltd	948,220
298,084		Yum China Holdings, Inc	14,358,706
191,710		Yunda Holding Co Ltd	597,039
165,300	*	Yunnan Aluminium Co Ltd	289,715
47,900		Yunnan Baiyao Group Co Ltd	682,385
33,300		Yunnan Energy New Material Co Ltd	1,339,257
68,500	*	Yunnan Tin Co Ltd	218,566
51,885	*	Zai Lab Ltd (ADR)	2,577,128
26,695		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	1,513,299
133,200		Zhefu Holding Group Co Ltd	125,346
384,700	*	Zhejiang Century Huatong Group Co Ltd	411,435
169,700		Zhejiang China Commodities City Group Co Ltd	120,341
80,916		Zhejiang Chint Electrics Co Ltd	610,577
122,400		Zhejiang Dahua Technology Co Ltd	370,390

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
10,220		Zhejiang Dingli Machinery Co Ltd	$118,031
1,060,414		Zhejiang Expressway Co Ltd	908,493
16,334		Zhejiang HangKe Technology, Inc Co	225,834
42,130		Zhejiang Huahai Pharmaceutical Co Ltd	138,925
45,176		Zhejiang Huayou Cobalt Co Ltd	710,488
53,700		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	491,619
23,300		Zhejiang Jiuzhou Pharmaceutical Co Ltd	159,229
106,800		Zhejiang Juhua Co Ltd	218,905
149,600		Zhejiang Longsheng Group Co Ltd	294,333
72,720		Zhejiang NHU Co Ltd	345,905
99,970		Zhejiang Sanhua Intelligent Controls Co Ltd	303,178
68,300		Zhejiang Satellite Petrochemical Co Ltd	455,111
242,400		Zhejiang Semir Garment Co Ltd	267,706
12,900		Zhejiang Supor Co Ltd	105,556
44,900		Zhejiang Weiming Environment Protection Co Ltd	217,439
118,900		Zhejiang Weixing New Building Materials Co Ltd	424,673
13,200		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	96,244
38,400	*	Zhejiang Yongtai Technology Co Ltd	194,553
201,800		Zheshang Securities Co Ltd	393,540
318,100	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,095,468
14,000		Zhongji Innolight Co Ltd	79,518
413,500		Zhongsheng Group Holdings Ltd	3,176,555
301,900		Zhongtai Securities Co Ltd	414,085
369,300		Zhuzhou CSR Times Electric Co Ltd	1,950,528
140,900		Zhuzhou Kibing Group Co Ltd	354,910
126,700		Zibo Qixiang Tengda Chemical Co Ltd	185,696
3,917,299		Zijin Mining Group Co Ltd	5,085,477
746,800		Zijin Mining Group Co Ltd (Class A)	1,179,316
628,800		Zoomlion Heavy Industry Science and Technology Co Ltd - A	702,608
1,049,000		Zoomlion Heavy Industry Science and Technology Co Ltd - H	687,052
126,100		ZTE Corp	604,192
499,064		ZTE Corp (Class H)	1,348,591
310,522		ZTO Express Cayman, Inc (ADR)	9,328,081
		TOTAL CHINA	1,708,272,637
COLOMBIA - 0.2%
144,825		BanColombia S.A.	1,449,062
288,331		BanColombia S.A. (Preference)	2,573,794
4,308,589		Ecopetrol S.A.	3,170,500
80,228		Grupo de Inversiones Suramericana S.A.	553,782
269,222		Interconexion Electrica S.A.	1,609,419
		TOTAL COLOMBIA	9,356,557
CZECH REPUBLIC - 0.1%
120,099		CEZ AS	4,456,081
48,578		Komercni Banka AS	2,154,109
247,245	g	Moneta Money Bank AS	1,066,735
		TOTAL CZECH REPUBLIC	7,676,925
EGYPT - 0.1%
1,210,376	*	Commercial International Bank	3,967,314
518,867		Eastern Tobacco	343,159
572,143	*	Fawry for Banking & Payment Technology Services SAE	362,383
		TOTAL EGYPT	4,672,856
GREECE - 0.2%
1,518,682	*	Alpha Bank AE	2,298,296
1,658,545	*	Eurobank Ergasias S.A.	1,875,818
12,741	*,†	FF Group	143
181,951		Hellenic Telecommunications Organization S.A.	3,536,642
71,828		JUMBO S.A.	1,068,389
129,275		OPAP S.A.	1,920,117
134,223	*	Public Power Corp	1,306,555
		TOTAL GREECE	12,005,960

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
HONG KONG - 0.2%
6,861,652	*	Alibaba Pictures Group Ltd	$777,036
8,752,000	*	China Youzan Ltd	339,683
689,000	e	Huabao International Holdings Ltd	425,115
651,151		Kingboard Laminates Holdings Ltd	1,116,759
1,065,000		Nine Dragons Paper Holdings Ltd	1,063,797
7,062,331		Sino Biopharmaceutical	4,870,558
239,000	e	Vinda International Holdings Ltd	643,177
		TOTAL HONG KONG	9,236,125
HUNGARY - 0.3%
346,340		MOL Hungarian Oil & Gas plc	3,020,249
142,960	*	OTP Bank	8,295,560
84,247		Richter Gedeon Rt	2,220,480
		TOTAL HUNGARY	13,536,289
INDIA - 12.3%
194,011		Adani Enterprises Ltd	4,496,365
179,325		Adani Gas Ltd	4,376,638
251,318	*	Adani Green Energy Ltd	6,380,132
378,373		Adani Ports & Special Economic Zone Ltd	3,662,250
177,802	*	Adani Transmissions Ltd	4,750,106
451,980		Ambuja Cements Ltd	2,225,081
70,056		Apollo Hospitals Enterprise Ltd	4,209,306
261,444		Asian Paints Ltd	11,078,957
47,193		Associated Cement Co Ltd	1,455,244
211,946		Aurobindo Pharma Ltd	1,809,598
112,157	*,g	Avenue Supermarts Ltd	6,218,890
1,532,823	*	Axis Bank Ltd	16,052,644
177,221		Bajaj Finance Ltd	16,784,761
24,978		Bajaj Finserv Ltd	5,296,042
44,752		Bajaj Holdings and Investment Ltd	2,146,556
61,563		Balkrishna Industries Ltd	1,940,756
481,147	g	Bandhan Bank Ltd	2,049,278
147,650		Berger Paints India Ltd	1,433,104
822,475		Bharat Electronics Ltd	2,328,333
165,260		Bharat Forge Ltd	1,637,527
658,647		Bharat Petroleum Corp Ltd	3,526,970
1,682,211	*	Bharti Airtel Ltd	16,522,510
219,982	*	Biocon Ltd	1,086,519
71,132		Britannia Industries Ltd	3,382,218
272,163		Cholamandalam Investment and Finance Co Ltd	2,312,813
312,744		Cipla Ltd	3,970,232
1,170,311		Coal India Ltd	2,518,527
75,238		Colgate-Palmolive India Ltd	1,440,515
159,660		Container Corp Of India Ltd	1,393,078
421,368		Dabur India Ltd	3,041,090
90,481		Divi S Laboratories Ltd	4,913,285
425,142		DLF Ltd	2,251,378
74,828		Dr Reddy's Laboratories Ltd	4,325,803
94,293		Eicher Motors Ltd	3,367,330
1,236,024		GAIL India Ltd	2,410,213
207,987	*	Godrej Consumer Products Ltd	2,488,417
76,730	*	Godrej Properties Ltd	1,775,028
182,486		Grasim Industries Ltd	4,249,352
193,668		Havells India Ltd	3,095,649
758,906		HCL Technologies Ltd	11,262,749
35,575	g	HDFC Asset Management Co Ltd	1,057,621
583,066	g	HDFC Life Insurance Co Ltd	4,887,857
83,922		Hero Honda Motors Ltd	3,083,431
1,068,806		Hindalco Industries Ltd	7,085,375
560,868		Hindustan Lever Ltd	17,149,805
430,929		Hindustan Petroleum Corp Ltd	1,824,022
1,134,837		Housing Development Finance Corp	38,721,475
3,521,379		ICICI Bank Ltd	37,830,684

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
125,382	g	ICICI Lombard General Insurance Co Ltd	$2,317,668
212,607	g	ICICI Prudential Life Insurance Co Ltd	1,603,285
1,479,570		Indian Oil Corp Ltd	2,503,121
154,647		Indian Railway Catering & Tourism Corp Ltd	1,815,744
184,803		Indraprastha Gas Ltd	977,926
440,826		Indus Towers Ltd	1,501,005
52,500		Info Edge India Ltd	3,474,988
2,282,909		Infosys Technologies Ltd	53,711,598
71,179	*,g	InterGlobe Aviation Ltd	1,782,860
2,068,592		ITC Ltd	6,143,561
574,363		JSW Steel Ltd	4,893,271
55,857		Jubilant Foodworks Ltd	2,548,477
387,796		Kotak Mahindra Bank Ltd	9,720,084
37,054	g	Larsen & Toubro Infotech Ltd	3,136,023
488,578		Larsen & Toubro Ltd	12,591,048
152,631		Lupin Ltd	1,865,306
603,484		Mahindra & Mahindra Ltd	7,218,178
339,061		Marico Ltd	2,200,040
92,736		Maruti Suzuki India Ltd	10,743,827
48,738		MindTree Ltd	2,639,873
928,189		Motherson Sumi Systems Ltd	2,251,085
928,189	*,†	Motherson Sumi Wiring India Lt	432,858
60,276		Mphasis Ltd	2,531,261
1,485		MRF Ltd	1,442,160
78,423		Muthoot Finance Ltd	1,540,571
22,094		Nestle India Ltd	5,509,402
3,323,613		NTPC Ltd	6,373,687
3,174		Page Industries Ltd	1,812,964
490,071		Petronet LNG Ltd	1,408,847
53,327		PI Industries Ltd	1,750,145
98,022		Pidilite Industries Ltd	3,236,950
75,658		Piramal Healthcare Ltd	2,442,187
2,225,379		Power Grid Corp of India Ltd	6,449,810
1,958,249		Reliance Industries Ltd	63,108,819
171,615	*	SBI Cards & Payment Services Ltd	2,034,530
294,193	g	SBI Life Insurance Co Ltd	4,889,762
753,811		Sesa Sterlite Ltd	3,288,194
6,307		Shree Cement Ltd	2,062,172
144,651		Shriram Transport Finance Co Ltd	2,401,878
39,938		Siemens India Ltd	1,252,000
100,782		SRF Ltd	3,259,852
1,280,091		State Bank of India	9,322,387
578,330		Sun Pharmaceutical Industries Ltd	6,497,279
630,968		Tata Consultancy Services Ltd	31,772,913
1,125,796	*	Tata Motors Ltd	7,766,866
972,050		Tata Power Co Ltd	3,235,870
490,740		Tata Steel Ltd	7,236,214
421,680		Tata Tea Ltd	4,128,751
445,555		Tech Mahindra Ltd	8,894,039
239,387		Titan Industries Ltd	7,633,126
26,877		Torrent Pharmaceuticals Ltd	965,070
118,956		Trent Ltd	1,655,851
68,788		Ultra Tech Cement Ltd	6,685,406
204,083	*	United Spirits Ltd	2,383,670
348,486		UPL Ltd	3,651,109
981,081		Wipro Ltd	7,574,800
7,267,021	*	Yes Bank Ltd	1,302,586
1,204,190	*	Zomato Ltd	1,467,645
		TOTAL INDIA	656,346,113
INDONESIA - 1.5%
12,388,954		Adaro Energy Tbk	1,939,885
13,897,672		Astra International Tbk PT	5,319,013
38,330,975		Bank Central Asia Tbk PT	20,388,132
46,195,849		Bank Rakyat Indonesia	13,148,974

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
1,642,060		Indofood CBP Sukses Makmur Tbk	$998,290
12,285,800		Kalbe Farma Tbk PT	1,400,967
9,203,000	*	Merdeka Copper Gold Tbk PT	2,352,681
5,308,400		PT Aneka Tambang Tbk	662,265
12,531,539		PT Bank Mandiri Persero Tbk	6,566,630
5,110,759		PT Bank Negara Indonesia	2,623,072
16,975,600		PT Barito Pacific Tbk	1,054,747
4,423,200		PT Charoen Pokphand Indonesia Tbk	1,943,567
481,400		PT Gudang Garam Tbk	1,027,404
1,357,105		PT Indah Kiat Pulp and Paper Corp Tbk	721,716
1,182,017		PT Indocement Tunggal Prakarsa Tbk	905,512
2,469,100		PT Indofood Sukses Makmur Tbk	1,088,868
2,211,100		PT Semen Gresik Persero Tbk	1,041,365
4,430,845		PT Unilever Indonesia Tbk	1,246,181
1,211,400		PT United Tractors Tbk	1,958,640
14,356,900		Sarana Menara Nusantara Tbk PT	1,026,128
33,781,283		Telkom Indonesia Persero Tbk PT	9,893,711
6,528,000		Tower Bersama Infrastructure	1,314,672
		TOTAL INDONESIA	78,622,420
KOREA, REPUBLIC OF - 11.7%
18,516	*	Alteogen, Inc	751,932
21,905	*	Amorepacific Corp	2,856,878
6,011	*	BGF retail Co Ltd	814,262
54,930		Celltrion Healthcare Co Ltd	2,902,194
10,689	*	Celltrion Pharm Inc	742,869
69,225		Celltrion, Inc	8,798,093
40,178		Cheil Communications, Inc	739,762
4,814	*	CJ CheilJedang Corp	1,396,324
7,960	*	CJ Corp	532,052
6,865	*	CJ O Shopping Co Ltd	711,744
35,355	*	Coway Co Ltd	2,036,869
31,679	*	Dongbu Insurance Co Ltd	1,586,803
41,014	*	Doosan Bobcat, Inc	1,286,167
209,122	*,e	Doosan Heavy Industries and Construction Co Ltd	3,144,791
11,283	*	DuzonBIzon Co Ltd	500,120
7,542		Ecopro BM Co Ltd	2,142,927
12,353		E-Mart Co Ltd	1,374,907
2,683	*	F&F Co Ltd	1,851,211
3,921	*	Green Cross Corp	580,532
43,677	*	GS Engineering & Construction Corp	1,453,506
32,912	*	GS Holdings Corp	1,062,626
203,977		Hana Financial Group, Inc	7,685,523
48,218	*	Hankook Tire Co Ltd	1,361,540
4,944	*	Hanmi Pharm Co Ltd	1,020,430
119,268		Hanon Systems	1,070,224
74,742	*	Hanwha Chemical Corp	2,039,827
62,279	*	HLB, Inc	1,670,178
11,517	*	Honam Petrochemical Corp	1,893,888
21,410	e	Hotel Shilla Co Ltd	1,298,562
11,160	*	HYBE Co Ltd	2,259,405
369,473		Hynix Semiconductor, Inc	38,243,319
55,886	*	Hyundai Engineering & Construction Co Ltd	2,001,401
11,986		Hyundai Glovis Co Ltd	1,639,816
24,718	*	Hyundai Heavy Industries	1,670,994
159,267	*,e	Hyundai Merchant Marine Co Ltd	2,965,238
45,237		Hyundai Mobis	8,880,132
92,943		Hyundai Motor Co	14,980,451
24,675		Hyundai Motor Co Ltd (2nd Preference)	2,006,556
14,071		Hyundai Motor Co Ltd (Preference)	1,113,984
36,512		Hyundai Robotics Co Ltd	1,472,165
58,225		Hyundai Steel Co	1,923,060
15,233	*	Iljin Materials Co Ltd	1,231,131
148,772		Industrial Bank of Korea	1,291,684
209,731		Kakao Corp	15,149,220

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
19,631	*	Kakao Games Corp	$1,103,199
62,209	*,e	KakaoBank Corp	2,161,196
63,372	*	Kangwon Land, Inc	1,332,452
264,318		KB Financial Group, Inc	13,099,514
172,014		Kia Motors Corp	11,993,799
58,170	*	Korea Aerospace Industries Ltd	1,748,885
186,108		Korea Electric Power Corp	3,199,976
4,851	*	Korea Express Co Ltd	471,076
28,838	*	Korea Investment Holdings Co Ltd	1,768,328
12,337	*	Korea Kumho Petrochemical	1,531,559
5,312	*	Korea Zinc Co Ltd	2,259,607
93,042	*	Korean Air Lines Co Ltd	2,246,733
14,996	*,e,g	Krafton, Inc	3,474,544
79,239		KT&G Corp	5,118,510
15,607		L&F Co Ltd	2,306,635
31,513	*	LG Chem Ltd	16,892,868
5,490	*	LG Chem Ltd (Preference)	1,393,642
58,136	*	LG Corp	3,595,216
152,796	e	LG Display Co Ltd	2,569,656
71,457		LG Electronics, Inc	7,763,266
6,834		LG Household & Health Care Ltd	5,559,101
2,452		LG Household & Health Care Ltd (Preference)	1,124,034
9,914		LG Innotek Co Ltd	2,980,639
156,385		LG Telecom Ltd	1,704,071
7,435	*	Lotte Shopping Co Ltd	499,728
220,527		Meritz Securities Co Ltd	1,123,901
194,843		Mirae Asset Daewoo Co Ltd	1,395,700
81,632		Naver Corp	21,562,323
11,880	*	NCsoft	5,352,707
18,070	*,g	Netmarble Corp	1,673,095
13,793	*	Orion Corp/Republic of Korea	1,128,629
18,420	*	Pacific Corp	633,848
176,275	*	Pan Ocean Co Ltd	735,759
21,839	*	Pearl Abyss Corp	1,742,277
50,565		POSCO	11,311,057
20,027		POSCO Refractories & Environment Co Ltd	1,882,690
14,878		S1 Corp (Korea)	833,317
11,311	*,g	Samsung Biologics Co Ltd	7,002,404
56,371		Samsung C&T Corp	5,099,749
34,720		Samsung Electro-Mechanics Co Ltd	5,282,230
3,229,061		Samsung Electronics Co Ltd	200,844,618
562,162		Samsung Electronics Co Ltd (Preference)	31,620,072
105,152	*	Samsung Engineering Co Ltd	1,924,133
19,884		Samsung Fire & Marine Insurance Co Ltd	3,323,637
485,384	*	Samsung Heavy Industries Co Ltd	2,109,765
47,674		Samsung Life Insurance Co Ltd	2,414,634
37,772		Samsung SDI Co Ltd	18,745,629
21,606		Samsung SDS Co Ltd	2,564,737
39,887		Samsung Securities Co Ltd	1,346,796
23,333	*	SD Biosensor, Inc	1,171,005
24,722	e	Seegene, Inc	1,115,617
26,173	*	Shin Poong Pharmaceutical Co Ltd	529,681
293,211		Shinhan Financial Group Co Ltd	9,391,303
15,907	*	SK Biopharmaceuticals Co Ltd	1,015,435
15,692	*	SK Bioscience Co Ltd	2,147,806
8,312	*	SK Chemicals Co Ltd	879,895
30,634		SK Holdings Co Ltd	5,670,943
14,668	*,g	SK IE Technology Co Ltd	1,440,032
36,491	*	SK Innovation Co Ltd	6,697,119
10,489	*	SK Square Co Ltd	478,552
16,225		SK Telecom Co Ltd	772,230
14,173	*	SKC Co Ltd	1,706,286
31,931		S-Oil Corp	2,423,991
332,734		Woori Financial Group, Inc	4,093,416
107,349	*	Woori Investment & Securities Co Ltd	1,029,305

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
44,702	*	Yuhan Corp	$2,119,349
		TOTAL KOREA, REPUBLIC OF	624,369,203
KUWAIT - 0.7%
844,579		Agility Public Warehousing Co KSC	2,811,257
781,195	*	Boubyan Bank KSCP	2,080,169
3,050,710		Kuwait Finance House	9,134,318
454,991		Mabanee Co KPSC	1,239,655
1,568,889		Mobile Telecommunications Co KSC	3,100,514
4,727,175		National Bank of Kuwait SAKP	16,204,422
		TOTAL KUWAIT	34,570,335
LUXEMBOURG - 0.0%
81,022		Reinet Investments S.C.A	1,605,100
		TOTAL LUXEMBOURG	1,605,100
MALAYSIA - 1.4%
1,026,433	*	AMMB Holdings BHD	801,635
1,724,274		Axiata Group Bhd	1,532,505
4,466,865		Bumiputra-Commerce Holdings BHD	5,564,331
3,564,477		Dialog Group BHD	2,187,017
2,216,225		Digi.Com BHD	2,014,903
99,600		Fraser & Neave Holdings BHD	587,772
1,435,275		Genting BHD	1,503,286
1,807,400		Genting Malaysia BHD	1,183,376
350,600		HAP Seng Consolidated BHD	636,617
1,167,300		Hartalega Holdings BHD	1,639,881
407,787		Hong Leong Bank BHD	1,890,113
103,006		Hong Leong Credit BHD	449,534
1,520,812		IHH Healthcare BHD	2,343,624
1,895,700		Inari Amertron BHD	1,514,697
1,940,520		IOI Corp BHD	1,764,091
276,711		Kuala Lumpur Kepong BHD	1,428,015
3,151,880		Malayan Banking BHD	6,231,769
721,676	*	Malaysia Airports Holdings BHD	982,810
1,597,500		Maxis BHD	1,615,078
1,157,200		MISC BHD	1,931,451
64,100		Nestle Malaysia BHD	2,025,442
1,724,300		Petronas Chemicals Group BHD	3,662,412
279,400		Petronas Dagangan BHD	1,295,033
745,000		Petronas Gas BHD	3,027,072
569,440		PPB Group BHD	2,160,484
1,970,524		Press Metal BHD	2,900,114
9,924,415		Public Bank BHD	9,996,901
714,250		QL Resources BHD	848,124
1,148,659		RHB Capital BHD	1,528,866
1,702,965		Sime Darby BHD	875,187
1,062,465		Sime Darby Plantation BHD	896,070
1,079,565		Telekom Malaysia BHD	1,305,125
1,628,863		Tenaga Nasional BHD	3,573,178
3,370,600		Top Glove Corp BHD	1,715,298
927,000		Westports Holdings BHD	850,479
		TOTAL MALAYSIA	74,462,290
MEXICO - 2.0%
1,915,000		Alfa S.A. de C.V. (Class A)	1,393,453
23,049,141		America Movil S.A.B. de C.V.	21,688,182
392,100		Becle SAB de C.V.	947,366
10,309,097	*,e	Cemex S.A. de C.V.	6,297,005
342,775		Coca-Cola Femsa SAB de C.V.	1,799,120
379,925		Embotelladoras Arca SAB de C.V.	2,247,171
2,295,200		Fibra Uno Administracion S.A. de C.V.	2,358,844
1,282,911		Fomento Economico Mexicano S.A. de C.V.	9,652,307
161,510	e	Gruma SAB de C.V.	2,112,439
264,930		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,642,467

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
130,501		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	$2,642,348
984,720		Grupo Bimbo S.A. de C.V. (Series A)	3,083,337
294,598		Grupo Carso S.A. de C.V. (Series A1)	823,898
1,776,128		Grupo Financiero Banorte S.A. de C.V.	11,257,077
1,437,844	*	Grupo Financiero Inbursa S.A.	2,073,679
2,030,332		Grupo Mexico S.A. de C.V. (Series B)	8,719,561
1,721,390		Grupo Televisa S.A.	3,508,204
95,704		Industrias Penoles S.A. de C.V.	1,025,287
1,385,642	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,001,752
204,100		Megacable Holdings SAB de C.V.	657,379
642,123		Orbia Advance Corp SAB de C.V.	1,499,470
148,435		Promotora y Operadora de Infraestructura SAB de C.V.	1,082,824
650,700	e	Telesites SAB de C.V.	687,039
3,715,684		Wal-Mart de Mexico SAB de C.V.	12,634,190
		TOTAL MEXICO	103,834,399
PERU - 0.2%
151,122	*	Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,224,088
46,710		Credicorp Ltd	6,689,806
59,777		Southern Copper Corp	3,819,153
		TOTAL PERU	11,733,047
PHILIPPINES - 0.8%
1,279,604		Aboitiz Equity Ventures, Inc	1,581,462
7,528,700		AC Energy Corp	1,414,455
185,863		Ayala Corp	3,178,310
5,507,593		Ayala Land, Inc	3,888,892
1,175,219		Bank of the Philippine Islands	2,261,209
1,281,116		BDO Unibank, Inc	3,404,962
23,966		Globe Telecom, Inc	1,461,835
72,726		GT Capital Holdings, Inc	815,559
697,280		International Container Term Services, Inc	2,742,880
1,920,286		JG Summit Holdings (Series B)	2,349,643
313,740		Jollibee Foods Corp	1,477,148
201,196		Manila Electric Co	1,324,789
6,294,000		Metro Pacific Investments Corp	477,236
1,222,490		Metropolitan Bank & Trust	1,416,104
3,669,400	*,g	Monde Nissin Corp	1,179,103
49,655		PLDT, Inc	1,786,508
154,805		SM Investments Corp	2,882,000
6,702,049		SM Prime Holdings	4,634,766
589,527		Universal Robina	1,468,758
		TOTAL PHILIPPINES	39,745,619
POLAND - 0.8%
244,035	*,g	Allegro.eu S.A.	2,261,805
126,998		Bank Pekao S.A.	4,231,742
22,338		Bank Zachodni WBK S.A.	1,916,445
9,376	*	BRE Bank S.A.	1,073,790
47,577		CD Projekt Red S.A.	2,112,195
172,719		Cyfrowy Polsat S.A.	1,334,253
30,192	*,g	Dino Polska S.A.	2,323,173
94,060		KGHM Polska Miedz S.A.	3,244,616
748		LPP S.A.	2,925,756
562,242	*	PGE Polska Grupa Energetyczna S.A.	1,059,167
231,141		Polski Koncern Naftowy Orlen S.A.	4,039,757
1,539,797		Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,010,811
593,614	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	6,949,031
433,262		Powszechny Zaklad Ubezpieczen S.A.	3,857,622
410,457	*	Telekomunikacja Polska S.A.	794,611
		TOTAL POLAND	40,134,774
QATAR - 0.8%
1,292,221		Barwa Real Estate Co	1,193,025
1,409,015		Commercial Bank of Qatar QSC	2,766,948

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
1,038,985		Industries Qatar QSC	$4,802,559
3,456,165		Masraf Al Rayan	4,656,971
2,988,071		Mesaieed Petrochemical Holding Co	1,998,339
542,367		Ooredoo QSC	1,082,946
296,975		Qatar Electricity & Water Co	1,457,307
375,443		Qatar Fuel QSC	1,959,192
1,595,400		Qatar Gas Transport Co Ltd	1,581,817
439,644		Qatar International Islamic Bank QSC	1,207,481
699,087		Qatar Islamic Bank SAQ	3,763,281
3,026,935		Qatar National Bank	18,156,622
		TOTAL QATAR	44,626,488
ROMANIA - 0.0%
338,036		NEPI Rockcastle plc	2,298,732
		TOTAL ROMANIA	2,298,732
RUSSIA - 3.3%
1,397,307		Gazprom (ADR)	12,086,706
2,851,696		Gazprom OAO (ADR)	24,824,909
292,984		LUKOIL PJSC (ADR)	26,037,488
181,323		Magnit PJSC (GDR)	2,388,263
74,690	*	Magnit PJSC (GDR)	978,439
8,155	*	Mail.ru (GDR)	65,810
68,204	*	Mail.Ru Group Ltd (GDR)	544,268
321,487		MMC Norilsk Nickel PJSC (ADR)	9,087,856
99,826		MMC Norilsk Nickel PJSC (ADR)	2,825,076
371,749		Mobile TeleSystems (ADR)	2,840,162
49,710		NovaTek OAO (GDR)	10,499,029
14,257		Novatek PJSC (GDR)	2,992,544
94,676		Novolipetsk Steel PJSC (GDR)	2,611,164
36,300	*,e	Ozon Holdings plc (ADR)	750,321
76,224		PhosAgro OAO (GDR)	1,529,080
38,173		PhosAgro PJSC (GDR)	767,277
266,832		Polymetal International plc	3,834,009
36,144		Polyus PJSC (GDR)	2,831,501
16,597		Polyus PJSC (GDR)	1,294,566
880,834	*	Rosneft Oil Co PJSC (GDR)	6,526,980
468,834		Sberbank of Russia (ADR)	6,528,513
1,380,561		Sberbank of Russian Federation (ADR)	19,366,475
43,688		Severstal (GDR)	850,605
121,222		Severstal (GDR) (Equiduct)	2,390,271
1,123,460		Surgutneftegaz (ADR)	5,237,571
129,740		Tatneft PAO (ADR)	5,035,021
50,074		Tatneft PJSC (ADR)	1,921,840
81,845		TCS Group Holding plc (ADR)	5,827,364
3,810		TCS Group Holding plc (GDR)	274,933
911,463		VTB Bank PJSC (GDR) Equiduct	1,043,950
281,650	*	VTB Bank PJSC (GDR) Tradegate	317,701
66,543		X5 Retail Group NV (GDR)	1,504,551
22,024	*	X5 Retail Group NV (GDR)	494,219
220,200	*	Yandex NV	10,582,812
		TOTAL RUSSIA	176,691,274
SAUDI ARABIA - 3.7%
42,180		Abdullah Al Othaim Markets Co	1,191,684
67,958		Advanced Petrochemical Co	1,363,434
849,787		Al Rajhi Bank	33,747,230
671,215		Alinma Bank	5,381,556
158,255		Almarai Co JSC	2,077,158
375,691		Arab National Bank	2,780,292
223,373	*	Bank AlBilad	3,320,276
256,343		Bank Al-Jazira	1,591,735
402,336		Banque Saudi Fransi	5,642,806
36,439		Bupa Arabia for Cooperative Insurance Co	1,446,998
61,394		Co for Cooperative Insurance	1,278,886

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
423,798	*	Dar Al Arkan Real Estate Development Co	$1,167,706
47,340		Dr Sulaiman Al Habib Medical Services Group Co	2,091,503
249,998	*	Emaar Economic City	863,115
273,142		Etihad Etisalat Co	2,376,978
36,363		Jarir Marketing Co	1,956,791
263,157	*	Mobile Telecommunications Co Saudi Arabia	942,705
41,586		Mouwasat Medical Services Co	2,198,425
1,508,590		National Commercial Bank	29,674,016
211,981	*	National Industrialization Co	1,293,658
82,046		National Petrochemical Co	932,082
160,082	*	Rabigh Refining & Petrochemical Co	1,044,729
864,269		Riyad Bank	7,832,071
145,573		SABIC Agri-Nutrients Co	6,599,927
239,838		Sahara International Petrochemical Co	2,774,321
267,919	*	Saudi Arabian Mining Co	6,602,783
1,556,610	g	Saudi Arabian Oil Co	15,536,568
631,295		Saudi Basic Industries Corp	21,131,670
525,175		Saudi British Bank	5,640,413
53,710		Saudi Cement Co	804,411
533,329		Saudi Electricity Co	3,750,208
181,727		Saudi Industrial Investment Group	1,661,821
466,270	*	Saudi Kayan Petrochemical Co	2,459,609
393,667		Saudi Telecom Co	12,385,171
203,074		Savola Group	1,851,231
169,656		Yanbu National Petrochemical Co	3,084,906
		TOTAL SAUDI ARABIA	196,478,873
SINGAPORE - 0.0%
167,200	g	BOC Aviation Ltd	1,405,681
		TOTAL SINGAPORE	1,405,681
SOUTH AFRICA - 3.2%
499,919		Absa Group Ltd	5,525,455
70,170		African Rainbow Minerals Ltd	1,039,995
36,836		Anglo American Platinum Ltd	4,463,203
275,719		Aspen Pharmacare Holdings Ltd	3,711,892
228,743		Bid Corp Ltd	4,931,145
184,716		Bidvest Group Ltd	2,264,755
53,637		Capitec Bank Holdings Ltd	7,042,674
155,588		Clicks Group Ltd	2,987,452
266,032	*	Discovery Holdings Ltd	2,688,433
171,642		Exxaro Resources Ltd	1,854,448
3,431,888		FirstRand Ltd	13,834,285
580,566		Gold Fields Ltd	6,221,328
2,518,559		Growthpoint Properties Ltd	2,390,747
356,092		Harmony Gold Mining Co Ltd	1,300,610
552,210		Impala Platinum Holdings Ltd	8,513,343
50,644		Kumba Iron Ore Ltd	1,806,840
159,551		Mr Price Group Ltd	2,116,101
1,161,112	*	MTN Group Ltd	14,602,055
240,416		MultiChoice Group Ltd	1,971,784
144,022		Naspers Ltd (N Shares)	23,280,882
333,157		Nedbank Group Ltd	4,129,673
226,776	*	Northam Platinum Holdings Ltd	2,994,564
3,582,645		Old Mutual Ltd	3,228,401
835,387	e,g	Pepkor Holdings Ltd	1,228,894
445,453		Rand Merchant Investment Holdings Ltd	1,406,785
328,042		Remgro Ltd	2,831,150
1,289,238		Sanlam Ltd	5,296,909
382,290	*	Sasol Ltd	8,606,262
347,812		Shoprite Holdings Ltd	4,752,375
1,918,948		Sibanye Stillwater Ltd	7,152,633
161,703		Spar Group Ltd	1,768,339
907,221		Standard Bank Group Ltd	8,854,646
113,717		Tiger Brands Ltd	1,355,948

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
389,336		Vodacom Group Pty Ltd	$3,719,337
616,700		Woolworths Holdings Ltd	2,130,701
		TOTAL SOUTH AFRICA	172,004,044
TAIWAN - 15.8%
384,000		Accton Technology Corp	3,708,156
1,814,380		Acer, Inc	1,881,656
297,407		Advantech Co Ltd	4,122,151
2,289,011		ASE Technology Holding Co Ltd	8,336,787
1,395,512		Asia Cement Corp	2,235,860
19,000		ASMedia Technology, Inc	1,095,548
481,500		Asustek Computer, Inc	6,294,884
5,667,000		AU Optronics Corp	4,213,003
510,389		Catcher Technology Co Ltd	2,875,952
5,391,604		Cathay Financial Holding Co Ltd	12,506,076
871,976		Chailease Holding Co Ltd	7,998,056
2,527,871		Chang Hwa Commercial Bank	1,618,023
1,307,922		Cheng Shin Rubber Industry Co Ltd	1,644,250
11,013,522		China Development Financial Holding Corp	7,346,788
8,034,151		China Steel Corp	9,832,258
12,550,282		Chinatrust Financial Holding Co	12,616,914
2,683,763		Chunghwa Telecom Co Ltd	11,406,046
2,596,000		Compal Electronics, Inc	2,374,008
1,324,768		Delta Electronics, Inc	13,069,423
7,654,694		E.Sun Financial Holding Co Ltd	8,049,603
128,316		Eclat Textile Co Ltd	2,846,622
44,000		eMemory Technology, Inc	2,568,721
1,720,980		Evergreen Marine Corp Taiwan Ltd	7,301,651
2,229,071		Far Eastern Textile Co Ltd	2,335,116
1,190,000		Far EasTone Telecommunications Co Ltd	2,789,189
281,513		Feng TAY Enterprise Co Ltd	2,308,735
6,369,034		First Financial Holding Co Ltd	5,799,764
2,342,173		Formosa Chemicals & Fibre Corp	6,714,003
782,064		Formosa Petrochemical Corp	2,729,380
2,653,453		Formosa Plastics Corp	10,174,587
584,512		Foxconn Technology Co Ltd	1,287,594
5,041,494		Fubon Financial Holding Co Ltd	13,912,074
6,377,328		Fuhwa Financial Holdings Co Ltd	5,863,500
191,000		Giant Manufacturing Co Ltd	2,212,220
148,509		Globalwafers Co Ltd	4,238,303
202,697		Hiwin Technologies Corp	1,962,568
8,619,002		Hon Hai Precision Industry Co, Ltd	32,225,817
200,608		Hotai Motor Co Ltd	4,393,310
5,131,917		Hua Nan Financial Holdings Co Ltd	4,066,309
6,492,487		InnoLux Display Corp	4,078,007
1,719,060		Inventec Co Ltd	1,576,819
68,125		Largan Precision Co Ltd	5,048,368
1,492,778		Lite-On Technology Corp	3,447,726
1,036,170		MediaTek, Inc	41,155,833
7,245,125		Mega Financial Holding Co Ltd	9,696,716
460,000		Micro-Star International Co Ltd	2,572,957
35,000		momo.com, Inc	1,430,202
3,582,860		Nan Ya Plastics Corp	11,313,754
152,000		Nan Ya Printed Circuit Board Corp	2,669,169
916,000		Nanya Technology Corp	2,433,367
98,000		Nien Made Enterprise Co Ltd	1,382,288
389,474		Novatek Microelectronics Corp Ltd	6,849,386
154,000	*	Oneness Biotech Co Ltd	1,323,290
1,415,000		Pegatron Technology Corp	3,556,873
1,616,512		Pou Chen Corp	1,879,357
438,000		President Chain Store Corp	4,183,390
1,778,000		Quanta Computer, Inc	6,017,975
306,085		Realtek Semiconductor Corp	5,938,092
742,500		Ruentex Development Co Ltd	1,728,919
2,429,421		Shanghai Commercial & Savings Bank Ltd	4,098,670

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
8,740,684		Shin Kong Financial Holding Co Ltd	$3,523,451
6,275,717		SinoPac Financial Holdings Co Ltd	3,754,850
1,000,050		Synnex Technology International Corp	2,462,806
6,604,077		Taishin Financial Holdings Co Ltd	4,722,799
3,443,958		Taiwan Cement Corp	5,857,233
5,765,944		Taiwan Cooperative Financial Holding	5,532,196
1,211,000		Taiwan High Speed Rail Corp	1,247,461
1,257,859		Taiwan Mobile Co Ltd	4,521,254
16,823,848		Taiwan Semiconductor Manufacturing Co Ltd	389,000,786
832,000		Unimicron Technology Corp	6,237,290
3,194,908		Uni-President Enterprises Corp	7,830,624
8,104,452		United Microelectronics Corp	16,932,625
588,000		Vanguard International Semiconductor Corp	2,836,457
50,000		Voltronic Power Technology Corp	2,576,766
425,400		Wan Hai Lines Ltd	2,331,955
242,878		Win Semiconductors Corp	3,008,843
2,081,000		Winbond Electronics Corp	2,322,622
2,040,560		Wistron Corp	2,319,435
51,000		Wiwynn Corp	1,869,588
954,660		WPG Holdings Co Ltd	1,882,062
297,009		Yageo Corp	5,061,852
1,206,000	*	Yang Ming Marine Transport	4,466,919
500,127		Zhen Ding Technology Holding Ltd	1,724,005
		TOTAL TAIWAN	843,359,942
TANZANIA, UNITED REPUBLIC OF - 0.1%
269,230		AngloGold Ashanti Ltd	5,047,225
		TOTAL TANZANIA, UNITED REPUBLIC OF	5,047,225
THAILAND - 1.6%
879,900		Advanced Info Service PCL	5,844,775
2,623,000		Airports of Thailand PCL	5,052,311
3,258,300	*	Asset World Corp PCL	483,334
341,700		B Grimm Power PCL	366,380
945,100		Bangkok Commercial Asset Management PCL	582,350
6,226,100		Bangkok Dusit Medical Services PCL	4,188,756
3,279,100		Bangkok Expressway & Metro PCL	811,117
502,500		Berli Jucker PCL	482,866
3,990,500		BTS Group Holdings PCL	1,107,244
267,700		Bumrungrad Hospital PCL	1,140,222
159,400		Carabao Group PCL	489,329
1,108,400		Central Pattana PCL	1,821,707
862,216		Central Retail Corp PCL	885,478
2,126,680		Charoen Pokphand Foods PCL	1,612,815
4,202,155		CP ALL plc	7,888,112
223,700		Delta Electronics Thai PCL	2,331,398
152,000		Electricity Generating PCL	779,264
862,900		Energy Absolute PCL	2,327,176
422,100		Global Power Synergy Co Ltd	999,712
1,896,050		Gulf Energy Development PCL	2,813,947
3,045,126		Home Product Center PCL	1,299,557
952,078		Indorama Ventures PCL	1,371,704
712,300		Intouch Holdings PCL (Class F)	1,649,924
3,714,160		Krung Thai Bank PCL	1,574,218
388,200		Krungthai Card PCL	705,405
4,845,700		Land and Houses PCL Co Reg	1,431,434
1,641,970	*	Minor International PCL	1,517,753
362,200		Muangthai Capital PCL	616,119
559,800		Osotspa PCL	544,541
1,122,198		PTT Exploration & Production PCL	4,404,425
1,806,629		PTT Global Chemical PCL	3,098,266
1,400,000		PTT Oil & Retail Business PCL	1,041,861
7,371,200		PTT PCL	8,667,553
424,400		Ratch Group PCL	569,002
734,000		SCG Packaging PCL	1,381,198

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY		VALUE
570,958		Siam Cement PCL		$6,619,306
463,800		Siam Commercial Bank PCL		1,768,771
445,000		Sri Trang Gloves Thailand PCL		387,596
423,900		Srisawad Corp PCL		771,986
1,091,500		Thai Oil PCL		1,739,535
1,393,400		Thai Union Group PCL		876,348
6,115,448		True Corp PCL		890,334
		TOTAL THAILAND		84,935,129
TURKEY - 0.2%
1,949,152		Akbank TAS		1,174,327
610,470		Aselsan Elektronik Sanayi Ve Ticaret AS		989,933
302,276		BIM Birlesik Magazalar AS		1,596,450
893,444		Eregli Demir ve Celik Fabrikalari TAS		1,829,782
41,937		Ford Otomotiv Sanayi AS		780,794
495,262		KOC Holding AS		1,206,900
781,989		Turkcell Iletisim Hizmet AS		1,102,836
1,545,744		Turkiye Garanti Bankasi AS		1,385,535
995,621		Turkiye Is Bankasi (Series C)		628,136
88,608	*	Turkiye Petrol Rafinerileri AS		1,138,844
1,109,329		Turkiye Sise ve Cam Fabrikalari AS		1,149,283
		TOTAL TURKEY		12,982,820
UNITED ARAB EMIRATES - 1.2%
1,919,543		Abu Dhabi Commercial Bank PJSC		4,699,426
903,059		Abu Dhabi Islamic Bank PJSC		1,714,196
2,132,544		Abu Dhabi National Oil Co for Distribution PJSC		2,397,846
2,810,886		Aldar Properties PJSC		3,172,312
1,804,985		Dubai Islamic Bank PJSC		2,715,454
2,825,170		Emaar Properties PJSC		3,764,480
1,723,072		Emirates NBD Bank PJSC		6,284,315
2,392,418		Emirates Telecommunications Group Co PJSC		21,544,406
2,987,177		National Bank of Abu Dhabi PJSC		16,265,376
		TOTAL UNITED ARAB EMIRATES		62,557,811
UNITED STATES - 0.2%
599,264		JBS S.A.		3,960,033
30,609	*	Legend Biotech Corp (ADR)		1,305,168
50,000		Parade Technologies Ltd		3,691,461
		TOTAL UNITED STATES		8,956,662
		TOTAL COMMON STOCKS		5,301,367,909
		(Cost $4,256,778,853)
PREFERRED STOCKS - 0.0%
PHILIPPINES - 0.0%
307,700	*,†	Ayala Land, Inc		604
		TOTAL PHILIPPINES		604
		TOTAL PREFERRED STOCKS		604
		(Cost $725)
			EXPIRATION
			DATE
RIGHTS/WARRANTS - 0.0%
CHINA - 0.0%
246,825		CITIC Securities Co Ltd	02/18/22	101,588
		TOTAL CHINA		101,588

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

				EXPIRATION
SHARES		COMPANY		DATE	VALUE
KOREA, REPUBLIC OF - 0.0%
26,553		Doosan Heavy Industries & Construction Co Ltd		02/08/22	$46,882
		TOTAL KOREA, REPUBLIC OF			46,882
THAILAND - 0.0%
11,796		Srisawad Corp PCL		08/29/25	3,578
		TOTAL THAILAND			3,578
		TOTAL RIGHTS/WARRANTS			152,048
		(Cost $0)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.4%
$8,565,000		Federal Home Loan Bank (FHLB)	0.000%	02/02/22	8,564,995
5,000,000		FHLB	0.000	02/28/22	4,999,925
8,269,000		Tennessee Valley Authority (TVA)	0.000	02/02/22	8,268,995
		TOTAL GOVERNMENT AGENCY DEBT			21,833,915
REPURCHASE AGREEMENT - 0.1%
7,405,000	r	Fixed Income Clearing Corp (FICC)	0.030	02/01/22	7,405,000
		TOTAL REPURCHASE AGREEMENT			7,405,000
TREASURY DEBT - 0.3%
15,115,000		United States Treasury Bill	0.000	02/01/22	15,115,000
		TOTAL TREASURY DEBT			15,115,000
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
16,224,374	c	State Street Navigator Securities Lending Government Money	0.050		16,224,374
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			16,224,374
		TOTAL SHORT-TERM INVESTMENTS			60,578,289
		(Cost $60,578,186)
		TOTAL INVESTMENTS - 100.5%			5,362,120,818
		(Cost $4,317,380,420)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(28,237,853)
		NET ASSETS - 100.0%			$5,333,882,965
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	INR	Indian Rupee
	* Non-income producing
	† Security is categorized as Level 3 in the fair value hierarchy.
	c Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $61,484,431.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/22, the aggregate value of these securities is $279,296,001 or 5.2% of net assets. h All or a portion of these securities were purchased on a delayed delivery basis.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $7,405,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 11/15/40, valued at $7,553,144.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

Futures contracts outstanding as of January 31, 2022 were as follows:
	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)
ICE US MSCI Emerging Markets EM Index Futures	712	03/18/22	$42,279,290	$43,602,880	$1,323,590

TIAA-CREF FUNDS - International Equity Index Fund

		TIAA-CREF FUNDS
		INTERNATIONAL EQUITY INDEX FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		January 31, 2022
SHARES		COMPANY	VALUE
COMMON STOCKS - 98.7%
AUSTRALIA - 7.5%
251,339		Ampol Ltd	$5,324,115
1,350,031		APA Group	9,155,702
670,243		Aristocrat Leisure Ltd	19,428,848
2,013,284		Aurizon Holdings Ltd	5,036,945
2,220,466		AusNet Services	4,085,876
3,130,085		Australia & New Zealand Banking Group Ltd	59,154,963
218,234		Australian Stock Exchange Ltd	12,943,136
989,098	*,†	AZ BGP Holdings	2,797
3,253,051	e	BHP Billiton Ltd	104,327,144
2,327,889	*	BHP Group Ltd	73,479,329
547,046		BlueScope Steel Ltd	7,170,047
1,604,161		Brambles Ltd	11,020,662
74,572		Cochlear Ltd	10,226,277
1,492,788		Coles Group Ltd	17,150,193
1,953,426		Commonwealth Bank of Australia	130,273,464
575,444		Computershare Ltd	7,976,574
397,808	*	Crown Resorts Ltd	3,427,553
528,187		CSL Ltd	97,842,725
1,131,573		Dexus Property Group	8,237,752
66,779		Domino's Pizza Enterprises Ltd	4,925,835
1,425,026		Endeavour Group Ltd	6,365,040
1,945,908		Evolution Mining Ltd	4,888,960
1,866,577		Fortescue Metals Group Ltd	26,210,665
11,033,937		Glencore Xstrata plc	57,482,545
1,857,175		Goodman Group	30,665,164
2,069,564		GPT Group	7,333,819
232,538		IDP Education Ltd	4,860,594
2,583,389		Insurance Australia Group Ltd	7,792,467
748,260		Lend Lease Corp Ltd	5,295,094
385,339		Macquarie Group Ltd	50,368,237
146,721	e	Magellan Financial Group Ltd	1,952,257
3,097,266		Medibank Pvt Ltd	6,786,950
4,227,895		Mirvac Group	7,834,983
3,630,521		National Australia Bank Ltd	70,052,514
909,614		Newcrest Mining Ltd	14,109,351
1,216,863		Northern Star Resources Ltd	7,252,410
436,909		Orica Ltd	4,328,693
1,891,158		Origin Energy Ltd	7,567,468
1,086,474	*	Qantas Airways Ltd	3,718,615
1,625,818		QBE Insurance Group Ltd	12,908,408
210,136		Ramsay Health Care Ltd	9,375,430
59,966		REA Group Ltd	6,212,282
327,704		Reece Ltd	5,059,224
410,425		Rio Tinto Ltd	32,631,114
1,237,991		Rio Tinto plc	87,260,187
3,558,899		Santos Ltd	18,128,076
5,841,719		Scentre Group	12,128,260
355,980		Seek Ltd	7,377,045
511,741		Sonic Healthcare Ltd	13,781,339
5,180,944		South32 Ltd	14,254,313
2,676,686		Stockland Trust Group	7,715,353
1,393,477		Suncorp-Metway Ltd	10,944,219
1,429,879	*	Sydney Airport	8,788,206
2,340,116		Tabcorp Holdings Ltd	8,222,186
4,744,147		Telstra Corp Ltd	13,188,349
3,305,705		Transurban Group	29,203,342
795,701		Treasury Wine Estates Ltd	5,980,674
4,355,134		Vicinity Centres	5,048,943

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
243,419		Washington H Soul Pattinson & Co Ltd	$4,725,713
1,239,379		Wesfarmers Ltd	46,244,343
4,037,049		Westpac Banking Corp	58,226,074
158,294		Wisetech Global Ltd	5,155,533
1,074,279		Woodside Petroleum Ltd	19,196,296
1,407,850		Woolworths Ltd	34,343,744
		TOTAL AUSTRALIA	1,392,154,416
AUSTRIA - 0.3%
380,924		Erste Bank der Oesterreichischen Sparkassen AG.	17,804,609
515,212		Mondi plc	12,890,182
166,429		OMV AG.	10,186,183
162,667		Raiffeisen International Bank Holding AG.	4,572,121
72,295		Verbund AG.	7,656,772
128,811		Voestalpine AG.	4,282,338
		TOTAL AUSTRIA	57,392,205
BELGIUM - 0.8%
194,488		Ageas	9,361,592
843,527		Anheuser-Busch InBev S.A.	53,176,869
60,035		Colruyt S.A.	2,438,604
34,091		Elia System Operator S.A.	4,600,400
121,350		Groupe Bruxelles Lambert S.A.	13,021,206
274,458		KBC Groep NV	23,869,433
167,652		Proximus plc	3,423,551
16,589		Sofina S.A.	6,604,875
78,873		Solvay S.A.	9,503,343
135,624		UCB S.A.	13,495,297
214,151		Umicore S.A.	8,106,825
		TOTAL BELGIUM	147,601,995
BRAZIL - 0.1%
187,217		Yara International ASA	9,613,185
		TOTAL BRAZIL	9,613,185
CHILE - 0.0%
422,054		Antofagasta plc	7,677,726
		TOTAL CHILE	7,677,726
CHINA - 0.7%
4,033,938		BOC Hong Kong Holdings Ltd	15,576,395
1,937,421	g	Budweiser Brewing Co APAC Ltd	5,117,764
2,129,400		Chow Tai Fook Jewellery Group Ltd	3,741,300
2,193,297	*,g	ESR Cayman Ltd	7,436,810
55,700	*,e	Futu Holdings Ltd (ADR)	2,409,025
1,031,081		Prosus NV	85,781,672
1,488,000		SITC International Co Ltd	5,671,629
2,069,361		Wilmar International Ltd	6,583,014
		TOTAL CHINA	132,317,609
DENMARK - 2.5%
183,255		Ambu A.S.	3,882,983
3,553		AP Moller - Maersk AS (Class A)	11,903,452
6,468		AP Moller - Maersk AS (Class B)	23,233,982
107,832		Carlsberg AS (Class B)	17,461,301
119,476		Chr Hansen Holding A/S	9,581,429
133,644		Coloplast AS	19,434,812
784,258		Danske Bank AS	15,223,416
117,128	*	Demant A.S.	5,182,133
224,078		DSV AS	45,528,313
71,295	*	Genmab AS	24,278,050
134,039		GN Store Nord	8,111,231
1,852,117		Novo Nordisk AS	184,226,831
223,529		Novozymes AS	15,344,688
209,639	g	Orsted AS	22,335,986

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
110,990		Pandora AS	$12,069,023
9,272		Rockwool International AS (B Shares)	3,551,269
378,871		Tryg A.S.	8,977,655
1,113,234		Vestas Wind Systems A.S.	30,124,548
		TOTAL DENMARK	460,451,102
FINLAND - 1.2%
160,851		Elisa Oyj (Series A)	9,448,679
481,721		Fortum Oyj	13,112,316
285,343		Kesko Oyj (B Shares)	9,012,039
380,958		Kone Oyj (Class B)	24,672,423
472,141		Neste Oil Oyj	21,293,332
5,941,617	*	Nokia Oyj	35,433,569
3,565,634		Nordea Bank Abp	42,351,466
118,619		Orion Oyj (Class B)	4,823,370
548,322		Sampo Oyj (A Shares)	27,214,767
634,710		Stora Enso Oyj (R Shares)	12,920,821
583,582		UPM-Kymmene Oyj	21,269,516
528,031		Wartsila Oyj (B Shares)	6,519,286
		TOTAL FINLAND	228,071,584
FRANCE - 10.7%
192,155	*	Accor S.A.	7,061,954
280,377	*	Adevinta ASA	2,941,533
33,359	*	Aeroports de Paris	4,526,843
516,592		Air Liquide	88,367,834
650,844	*	Airbus SE	83,108,366
343,500		Alstom RGPT	11,136,175
66,280	g	Amundi S.A.	5,152,363
66,394		Arkema	9,817,555
2,150,625		AXA S.A.	68,112,434
45,652		BioMerieux	5,353,285
1,243,301		BNP Paribas S.A.	88,758,492
918,145		Bollore	4,948,990
258,148		Bouygues S.A.	9,104,120
308,913		Bureau Veritas S.A.	8,838,722
176,196		Cap Gemini S.A.	39,611,744
669,528		Carrefour S.A.	12,742,183
192,753		CNP Assurances	4,744,647
561,932		Compagnie de Saint-Gobain	38,024,514
1,380,415		Credit Agricole S.A.	20,767,577
709,484		Danone	44,237,084
27,212		Dassault Aviation S.A.	3,233,940
740,070		Dassault Systemes SE	35,788,580
273,271		Edenred	11,737,633
96,052		Eiffage S.A.	10,092,489
541,499		Electricite de France	5,208,249
2,026,658		Engie S.A.	31,173,653
315,152		Essilor International S.A.	59,622,164
44,193		Eurazeo	3,511,502
129,965		Faurecia	5,761,096
57,338		Fonciere Des Regions	4,788,186
51,615		Gecina S.A.	7,003,754
470,638		Getlink S.E.	7,424,250
35,015		Hermes International	52,572,186
42,635		Ipsen	4,148,418
82,928		Kering	61,927,711
223,947		Klepierre	5,956,599
104,793	g	La Francaise des Jeux SAEM	4,338,809
291,594		Legrand S.A.	29,676,405
277,493		L'Oreal S.A.	118,530,198
306,370		LVMH Moet Hennessy Louis Vuitton S.A.	251,645,336
187,774		Michelin (C.G.D.E.) (Class B)	31,419,060
2,175,204		Orange S. A.	25,553,106
55,373		Orpea	2,431,107

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
227,171		Pernod-Ricard S.A.	$48,591,726
249,954		Publicis Groupe S.A.	16,937,101
26,154		Remy Cointreau S.A.	5,453,980
213,033	*	Renault S.A.	8,466,446
377,545		Safran S.A.	45,709,077
1,239,878		Sanofi-Aventis	129,644,135
31,007		Sartorius Stedim Biotech	13,596,914
31,635		SEB S.A.	4,801,244
898,423		Societe Generale	33,349,760
98,917		Sodexho Alliance S.A.	9,199,641
62,776		Teleperformance	23,640,763
118,752		Thales S.A.	10,954,567
2,766,252		Total S.A.	157,309,619
100,453	*	Ubisoft Entertainment	5,764,444
120,884	*	Unibail-Rodamco-Westfield	9,211,024
15,878	*	Unibail-Rodamco-Westfield	1,200,329
255,493		Valeo S.A.	7,150,892
714,689		Veolia Environnement	25,817,978
596,964		Vinci S.A.	65,431,153
845,931		Vivendi Universal S.A.	11,086,236
32,305		Wendel	3,508,851
264,923	*,g	Worldline S.A.	12,840,865
		TOTAL FRANCE	1,980,567,591
GERMANY - 8.7%
210,227		Adidas-Salomon AG.	57,689,902
456,658		Allianz AG.	117,248,091
1,101,084		Aroundtown S.A.	6,800,882
1,020,653		BASF SE	78,170,678
1,082,540		Bayer AG.	65,768,479
372,373		Bayerische Motoren Werke AG.	39,413,038
57,447		Bayerische Motoren Werke AG. (Preference)	4,971,817
89,059		Bechtle AG.	5,347,316
113,678		Beiersdorf AG.	11,306,813
166,363		Brenntag AG.	14,253,359
42,525		Carl Zeiss Meditec AG.	6,838,881
1,104,517	*	Commerzbank AG.	9,537,838
121,454	*	Continental AG.	11,774,979
213,157	g	Covestro AG.	12,787,924
945,653		Daimler AG. (Registered)	75,457,177
460,772	*	Daimler Truck Holding AG.	16,243,997
803,001		Deutsche Annington Immobilien SE	45,735,546
2,285,522	*	Deutsche Bank AG. (Registered)	31,822,516
210,588		Deutsche Boerse AG.	37,432,521
654,270	*	Deutsche Lufthansa AG.	5,087,484
1,088,585		Deutsche Post AG.	65,511,684
3,634,310		Deutsche Telekom AG.	68,612,048
2,447,861		E.ON AG.	33,762,048
224,077		Evonik Industries AG.	7,310,217
220,449		Fresenius Medical Care AG.	14,989,071
463,275		Fresenius SE	19,124,156
74,633		FUCHS PETROLUB SE	3,225,277
163,358		GEA Group AG.	7,717,871
65,132		Hannover Rueckversicherung AG.	13,139,869
172,208		HeidelbergCement AG.	11,983,707
181,111	*	HelloFresh SE	12,058,499
109,326		Henkel KGaA	8,637,953
191,446		Henkel KGaA (Preference)	15,658,075
1,447,854		Infineon Technologies AG.	60,126,109
78,939		KION Group AG.	7,298,169
81,894		Knorr-Bremse AG.	8,303,203
93,445		Lanxess AG.	5,689,418
80,351		LEG Immobilien AG.	10,659,260
144,034		Merck KGaA	31,586,407
59,460		MTU Aero Engines Holding AG.	12,652,444

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
155,342		Muenchener Rueckver AG.	$49,178,932
62,371		Nemetschek AG.	5,765,085
169,444		Porsche AG.	15,868,248
115,572		Puma AG. Rudolf Dassler Sport	12,360,715
5,671		Rational AG.	4,754,091
694,710		RWE AG.	29,304,441
1,149,930		SAP AG.	144,271,602
28,882		Sartorius AG.	15,592,739
93,975	g	Scout24 AG.	5,614,483
846,001		Siemens AG.	134,320,512
443,646	*	Siemens Energy AG.	9,978,865
315,536	g	Siemens Healthineers AG.	20,277,055
145,343		Symrise AG.	17,368,397
1,037,242		Telefonica Deutschland Holding AG.	2,977,684
98,243		Uniper SE	4,445,475
102,839		United Internet AG.	4,033,000
48,684		Volkswagen AG.	14,097,819
186,856		Volkswagen AG. (Preference)	38,916,908
241,047	*,g	Zalando SE	19,131,394
		TOTAL GERMANY	1,619,992,168
HONG KONG - 2.5%
13,355,947		AIA Group Ltd	139,433,551
2,188,289		CK Asset Holdings Ltd	14,607,719
750,044		CK Infrastructure Holdings Ltd	4,622,047
1,894,882		CLP Holdings Ltd	18,963,037
2,237,237		Hang Lung Properties Ltd	4,780,317
834,010		Hang Seng Bank Ltd	16,511,567
1,554,728		Henderson Land Development Co Ltd	6,799,127
3,352,611		HK Electric Investments & HK Electric Investments Ltd	3,336,680
4,577,835		HKT Trust and HKT Ltd	6,246,891
12,721,292		Hong Kong & China Gas Ltd	19,606,797
1,630,927		Hong Kong Electric Holdings Ltd	10,021,406
1,330,264		Hong Kong Exchanges and Clearing Ltd	75,925,740
1,238,970		Hongkong Land Holdings Ltd	6,710,154
241,277		Jardine Matheson Holdings Ltd	14,250,530
2,315,102		Link REIT	19,876,328
237,834	*	Melco Crown Entertainment Ltd (ADR)	2,511,527
1,812,188		MTR Corp	9,809,057
1,637,588		New World Development Co Ltd	6,685,141
3,642,833		Sino Land Co	4,719,996
1,405,471		Sun Hung Kai Properties Ltd	17,147,458
516,112		Swire Pacific Ltd (Class A)	3,126,647
1,354,634		Swire Properties Ltd	3,611,077
1,494,160		Techtronic Industries Co	24,653,775
9,175,105	g	WH Group Ltd	6,138,234
1,793,426		Wharf Real Estate Investment Co Ltd	8,529,592
1,987,770		Xinyi Glass Holdings Co Ltd	5,269,508
		TOTAL HONG KONG	453,893,903
IRELAND - 0.7%
865,728		CRH plc	43,451,223
183,894	*	Flutter Entertainment plc	27,978,323
177,399		Kerry Group plc (Class A)	22,351,841
170,668		Kingspan Group plc	16,427,996
266,712		Smurfit Kappa Group plc	14,057,223
		TOTAL IRELAND	124,266,606
ISRAEL - 0.6%
47,744		Azrieli Group	4,316,785
1,220,785		Bank Hapoalim Ltd	12,668,984
1,560,975		Bank Leumi Le-Israel	16,741,444
119,396	*	Check Point Software Technologies	14,448,110
31,197		Elbit Systems Ltd	5,196,887
763,652		Israel Chemicals Ltd	6,906,100

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,249,054		Israel Discount Bank Ltd	$8,375,963
50,466	*	Kornit Digital Ltd	5,301,958
154,796		Mizrahi Tefahot Bank Ltd	5,984,019
70,418	*	Nice Systems Ltd	18,025,433
1,236,310	*	Teva Pharmaceutical Industries Ltd (ADR)	10,422,093
61,185	*	Wix.com Ltd	8,037,873
		TOTAL ISRAEL	116,425,649
ITALY - 2.1%
133,846		Amplifon S.p.A.	5,689,270
1,226,780	e	Assicurazioni Generali S.p.A.	25,817,273
546,123	*	Autostrade S.p.A.	10,133,463
601,066		Davide Campari-Milano NV	7,546,563
27,514		DiaSorin S.p.A.	4,241,595
8,927,126		Enel S.p.A.	68,708,497
2,780,863		ENI S.p.A.	41,771,873
139,256		Ferrari NV	32,094,692
666,074		FinecoBank Banca Fineco S.p.A	11,198,212
367,524	g	Infrastrutture Wireless Italiane S.p.A	3,962,792
18,306,429		Intesa Sanpaolo S.p.A.	54,403,750
712,992		Mediobanca S.p.A.	8,168,474
222,894		Moncler S.p.A	14,305,237
512,549	*,g	Nexi S.p.A	7,497,290
566,976	g	Poste Italiane S.p.A	7,610,292
282,422		Prysmian S.p.A.	9,523,700
115,242		Recordati S.p.A.	6,455,914
2,267,024	e	Snam Rete Gas S.p.A.	12,703,675
10,444,730		Telecom Italia S.p.A.	4,922,388
1,533,953		Terna Rete Elettrica Nazionale S.p.A.	12,052,900
2,351,146		UniCredit S.p.A.	37,367,739
		TOTAL ITALY	386,175,589
JAPAN - 22.2%
219,977		Advantest Corp	18,722,802
707,477		Aeon Co Ltd	16,121,383
163,742		Aisin Seiki Co Ltd	5,945,958
529,822		Ajinomoto Co, Inc	14,782,822
183,159	*,e	All Nippon Airways Co Ltd	3,867,904
490,759		Asahi Breweries Ltd	20,033,127
210,108		Asahi Glass Co Ltd	9,642,988
256,252		Asahi Intecc Co Ltd	4,371,911
1,390,439		Asahi Kasei Corp	13,734,647
2,033,703		Astellas Pharma, Inc	32,825,112
142,058		Azbil Corp	5,579,711
224,198		Bandai Namco Holdings Inc	15,758,461
87,200		Benefit One, Inc	2,652,042
613,587		Bridgestone Corp	26,869,724
253,451		Brother Industries Ltd	4,667,569
1,097,998	e	Canon, Inc	25,968,450
200,914		Capcom Co Ltd	4,850,213
155,828		Central Japan Railway Co	20,446,286
598,612		Chiba Bank Ltd	3,869,829
766,117		Chubu Electric Power Co, Inc	7,673,352
744,927		Chugai Pharmaceutical Co Ltd	24,195,053
1,194,911		Concordia Financial Group Ltd	4,910,312
22,770		Cosmos Pharmaceutical Corp	2,843,625
445,876		CyberAgent, Inc	5,199,007
232,375		Dai Nippon Printing Co Ltd	5,578,190
114,334		Daifuku Co Ltd	7,937,610
1,105,266		Dai-ichi Mutual Life Insurance Co	24,878,931
1,936,842		Daiichi Sankyo Co Ltd	43,520,809
276,111		Daikin Industries Ltd	57,967,860
70,683		Daito Trust Construction Co Ltd	8,104,976
615,363		Daiwa House Industry Co Ltd	17,958,239
2,340		Daiwa House REIT Investment Corp	6,970,781

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,511,891		Daiwa Securities Group, Inc	$9,110,197
474,478		Denso Corp	35,412,040
234,910		Dentsu, Inc	8,135,349
31,309		Disco Corp	8,608,525
454,484		Don Quijote Co Ltd	6,116,821
326,665		East Japan Railway Co	18,653,513
262,845		Eisai Co Ltd	13,164,597
3,394,259		ENEOS Holdings, Inc	13,518,060
211,398	*	Fanuc Ltd	41,803,599
64,681		Fast Retailing Co Ltd	38,062,490
136,943	*	Fuji Electric Holdings Co Ltd	7,319,091
681,664		Fuji Heavy Industries Ltd	12,407,202
395,573		Fujifilm Holdings Corp	26,517,629
214,015		Fujitsu Ltd	28,292,423
4,737		GLP J-Reit	7,624,732
49,215		GMO Payment Gateway, Inc	4,318,704
252,511		Hakuhodo DY Holdings, Inc	3,867,896
161,887		Hamamatsu Photonics KK	8,282,348
242,403		Hankyu Hanshin Holdings, Inc	7,059,124
22,709		Hikari Tsushin, Inc	2,726,551
342,180		Hino Motors Ltd	2,974,368
38,570		Hirose Electric Co Ltd	5,749,157
124,363	*	Hitachi Construction Machinery Co Ltd	3,162,216
1,068,500	*	Hitachi Ltd	55,536,360
240,100	*	Hitachi Metals Ltd	4,329,647
1,811,996		Honda Motor Co Ltd	53,368,304
63,425		Hoshizaki Electric Co Ltd	4,686,752
409,094	*	Hoya Corp	53,046,542
402,685		Hulic Co Ltd	3,892,215
114,386		Ibiden Co Ltd	6,391,931
229,273		Idemitsu Kosan Co Ltd	5,874,350
165,373		Iida Group Holdings Co Ltd	3,440,522
1,149,592		Inpex Holdings, Inc	11,621,791
656,024		Isuzu Motors Ltd	8,036,293
63,419		Ito En Ltd	3,416,006
1,281,082		Itochu Corp	41,156,634
118,271		Itochu Techno-Science Corp	3,226,447
164,476	*	Japan Airlines Co Ltd	3,113,133
479,115	e	Japan Post Bank Co Ltd	4,713,417
2,714,918		Japan Post Holdings Co Ltd	23,173,264
220,263		Japan Post Insurance Co Ltd	3,862,017
1,333		Japan Real Estate Investment Corp	7,330,094
7,666		Japan Retail Fund Investment Corp	6,460,235
1,363,591		Japan Tobacco, Inc	27,223,926
541,949		JFE Holdings, Inc	6,962,335
216,680		JSR Corp	7,182,549
480,148		Kajima Corp	5,799,037
148,774		Kakaku.com, Inc	3,081,341
802,819		Kansai Electric Power Co, Inc	7,577,908
204,482		Kansai Paint Co Ltd	4,244,595
532,678		Kao Corp	26,618,747
1,761,823		KDDI Corp	56,287,961
110,936		Keio Corp	4,989,968
138,868		Keisei Electric Railway Co Ltd	3,919,012
215,086		Keyence Corp	110,322,429
156,965		Kikkoman Corp	11,864,657
198,260	*	Kintetsu Corp	5,760,548
911,327		Kirin Brewery Co Ltd	14,606,881
58,979		Kobayashi Pharmaceutical Co Ltd	4,592,867
155,711		Kobe Bussan Co Ltd	4,847,190
70,142	e	Koei Tecmo Holdings Co Ltd	2,537,502
112,509	*	Koito Manufacturing Co Ltd	5,649,132
976,305		Komatsu Ltd	24,533,509
100,477		Konami Corp	5,416,695
37,285		Kose Corp	3,408,950

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,105,454		Kubota Corp	$23,707,043
108,758		Kurita Water Industries Ltd	4,422,481
342,836		Kyocera Corp	21,143,142
290,212		Kyowa Hakko Kogyo Co Ltd	7,233,472
83,144		Lasertec Corp	18,652,306
59,668		Lawson, Inc	2,615,194
256,724		Lion Corp	3,354,339
296,652		LIXIL Group Corp	6,790,407
488,892		M3, Inc	18,796,230
240,669		Makita Corp	9,006,659
1,716,273		Marubeni Corp	17,660,343
631,206	*	Mazda Motor Corp	4,862,654
94,415		McDonald's Holdings Co Japan Ltd	4,123,143
211,527		Mediceo Paltac Holdings Co Ltd	3,806,439
142,726		MEIJI Holdings Co Ltd	8,903,475
110,608	*,e	Mercari, Inc	4,177,194
389,991		Minebea Co Ltd	9,543,307
321,243		MISUMI Group, Inc	10,421,725
1,391,241		Mitsubishi Chemical Holdings Corp	10,913,150
1,371,562		Mitsubishi Corp	46,567,849
1,982,434		Mitsubishi Electric Corp	24,826,811
1,296,506		Mitsubishi Estate Co Ltd	18,672,828
169,723		Mitsubishi Gas Chemical Co, Inc	3,251,097
356,589		Mitsubishi Heavy Industries Ltd	9,684,740
13,492,588		Mitsubishi UFJ Financial Group, Inc	81,782,350
680,533		Mitsubishi UFJ Lease & Finance Co Ltd	3,514,736
1,701,154		Mitsui & Co Ltd	42,418,904
196,560		Mitsui Chemicals, Inc	5,256,924
1,024,091		Mitsui Fudosan Co Ltd	21,953,779
104,033		Miura Co Ltd	3,071,587
2,639,688		Mizuho Financial Group, Inc	35,757,215
276,696		MonotaRO Co Ltd	4,546,335
472,723		MS&AD Insurance Group Holdings Inc	16,214,171
628,432		Murata Manufacturing Co Ltd	47,247,572
274,439		NEC Corp	10,706,768
543,983		Nexon Co Ltd	10,254,959
284,989		NGK Insulators Ltd	4,815,666
491,935		Nidec Corp	43,600,098
325,188		Nihon M&A Center, Inc	5,119,503
123,813		Nintendo Co Ltd	60,673,494
1,645		Nippon Building Fund, Inc	9,526,422
83,887		Nippon Express Holdings, Inc	4,971,457
918,185		Nippon Paint Co Ltd	7,343,106
2,396		Nippon ProLogis REIT, Inc	7,476,088
59,773		Nippon Shinyaku Co Ltd	3,907,409
942,838		Nippon Steel Corp	15,410,268
1,398,936		Nippon Telegraph & Telephone Corp	40,034,377
178,672		Nippon Yusen Kabushiki Kaisha	14,006,691
130,825		Nissan Chemical Industries Ltd	7,098,340
2,585,364	*	Nissan Motor Co Ltd	13,683,265
231,520		Nisshin Seifun Group, Inc	3,251,045
72,565		Nissin Food Products Co Ltd	5,147,226
89,876		Nitori Co Ltd	12,875,868
154,541		Nitto Denko Corp	12,032,504
3,398,350	*	Nomura Holdings, Inc	15,012,367
136,462		Nomura Real Estate Holdings, Inc	3,195,508
4,758		Nomura Real Estate Master Fund, Inc	6,601,405
376,437		Nomura Research Institute Ltd	13,177,507
685,377		NTT Data Corp	13,139,180
698,676		Obayashi Corp	5,660,775
78,250		Obic Co Ltd	12,928,596
340,560		Odakyu Electric Railway Co Ltd	6,017,952
919,327		OJI Paper Co Ltd	4,893,647
1,204,140		Olympus Corp	26,945,098
199,517		Omron Corp	14,586,583

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
413,270		Ono Pharmaceutical Co Ltd	$10,022,501
89,400		Open House Co Ltd	4,628,523
43,731	*	Oracle Corp Japan	3,270,665
221,933		Oriental Land Co Ltd	38,634,843
1,355,991		ORIX Corp	27,970,192
2,847		Orix JREIT, Inc	4,085,600
443,406		Osaka Gas Co Ltd	7,540,733
561,653		Osaka Securities Exchange Co Ltd	11,553,676
133,101		Otsuka Corp	5,400,810
417,061		Otsuka Holdings KK	14,228,999
2,447,834		Panasonic Corp	26,949,442
199,756		Persol Holdings Co Ltd	5,156,860
90,448		Pola Orbis Holdings, Inc	1,348,070
930,799	*	Rakuten, Inc	8,075,030
1,500,848		Recruit Holdings Co Ltd	74,184,781
1,384,972	*	Renesas Electronics Corp	15,895,061
2,236,034		Resona Holdings, Inc	9,609,214
714,688		Ricoh Co Ltd	6,035,120
42,499		Rinnai Corp	3,795,373
95,044		Rohm Co Ltd	8,006,232
273,442		Ryohin Keikaku Co Ltd	3,926,454
389,616		Santen Pharmaceutical Co Ltd	4,423,767
272,244	*	SBI Holdings, Inc	7,022,752
228,953		Secom Co Ltd	16,121,506
302,934		Seiko Epson Corp	4,718,651
409,518		Sekisui Chemical Co Ltd	7,160,007
662,111	e	Sekisui House Ltd	13,414,476
822,448		Seven & I Holdings Co Ltd	41,828,582
352,924		SG Holdings Co Ltd	7,491,966
251,332		Sharp Corp	2,793,835
270,746		Shimadzu Corp	9,768,984
82,478		Shimano, Inc	18,495,040
574,071		Shimizu Corp	3,822,410
389,546		Shin-Etsu Chemical Co Ltd	65,174,663
296,633		Shionogi & Co Ltd	16,905,903
434,538		Shiseido Co Ltd	21,919,829
460,019		Shizuoka Bank Ltd	3,614,585
63,751		SMC Corp	35,557,853
3,218,577		Softbank Corp	40,347,636
1,330,425		Softbank Group Corp	58,937,214
86,443		Sohgo Security Services Co Ltd	3,135,075
341,659		Sompo Holdings, Inc	15,987,400
1,393,432		Sony Corp	155,881,099
97,611		Square Enix Co Ltd	4,786,640
140,588		Stanley Electric Co Ltd	3,286,154
373,872		Sumco Corp	6,892,735
167,864		Sumisho Computer Systems Corp	2,840,502
1,690,819		Sumitomo Chemical Co Ltd	8,526,885
1,237,955		Sumitomo Corp	19,133,098
208,575		Sumitomo Dainippon Pharma Co Ltd	2,270,179
835,694		Sumitomo Electric Industries Ltd	11,080,043
277,542		Sumitomo Metal Mining Co Ltd	12,819,581
1,432,745		Sumitomo Mitsui Financial Group, Inc	51,608,839
360,502		Sumitomo Mitsui Trust Holdings, Inc	12,466,587
345,122		Sumitomo Realty & Development Co Ltd	10,678,136
152,591		Suntory Beverage & Food Ltd	5,859,295
408,293	*	Suzuki Motor Corp	17,382,714
186,703		Sysmex Corp	17,772,423
599,830		T&D Holdings, Inc	8,864,469
203,685		Taisei Corp	6,677,008
42,325		Taisho Pharmaceutical Holdings Co Ltd	2,078,672
171,272		Taiyo Nippon Sanso Corp	3,401,253
1,725,909		Takeda Pharmaceutical Co Ltd	50,022,338
427,695		TDK Corp	15,446,153
721,462		Terumo Corp	26,336,126

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
241,729		TIS, Inc	$6,357,633
223,323		Tobu Railway Co Ltd	5,230,939
131,997		Toho Co Ltd	5,113,256
675,546		Tokio Marine Holdings, Inc	40,312,298
42,033		Tokyo Century Corp	2,074,301
1,639,046	*	Tokyo Electric Power Co, Inc	4,366,828
164,853		Tokyo Electron Ltd	80,635,037
428,229		Tokyo Gas Co Ltd	8,646,687
528,858		Tokyu Corp	7,027,376
288,328		Toppan Printing Co Ltd	5,484,586
1,534,840		Toray Industries, Inc	9,699,901
445,211		Toshiba Corp	18,436,201
285,539		Tosoh Corp	4,467,684
150,797		Toto Ltd	6,490,371
97,514		Toyo Suisan Kaisha Ltd	3,995,419
156,867		Toyota Industries Corp	12,236,969
11,706,050	*	Toyota Motor Corp	231,348,665
238,241		Toyota Tsusho Corp	9,661,506
150,866	*	Trend Micro, Inc	8,003,833
43,979		Tsuruha Holdings, Inc	3,542,260
449,716		Uni-Charm Corp	17,378,601
217,861		USS Co Ltd	3,555,642
107,415		Welcia Holdings Co Ltd	2,901,046
234,406		West Japan Railway Co	9,822,490
140,185		Yakult Honsha Co Ltd	7,107,585
145,016		Yamaha Corp	6,606,225
330,787		Yamaha Motor Co Ltd	7,877,198
309,106		Yamato Transport Co Ltd	6,582,176
259,469		Yaskawa Electric Corp	10,864,061
255,736		Yokogawa Electric Corp	4,190,359
2,909,936		Z Holdings Corp	14,778,592
138,204		ZOZO Inc	3,682,779
		TOTAL JAPAN	4,117,982,528
JORDAN - 0.0%
193,952		Hikma Pharmaceuticals plc	5,448,722
		TOTAL JORDAN	5,448,722
LUXEMBOURG - 0.2%
742,164		ArcelorMittal	22,045,260
148,617		Eurofins Scientific SE	14,921,571
		TOTAL LUXEMBOURG	36,966,831
MACAU - 0.1%
2,375,914	*	Galaxy Entertainment Group Ltd	13,759,542
2,606,822	*	Sands China Ltd	7,268,997
		TOTAL MACAU	21,028,539
NETHERLANDS - 5.3%
481,822	g	ABN AMRO Group NV	7,732,790
21,797	*,g	Adyen NV	44,354,659
1,997,193		Aegon NV	11,267,151
207,014		Akzo Nobel NV	21,427,533
47,992	*	Argenx SE	12,632,666
1,564	*	Argenx SE	418,514
51,983		ASM International NV	17,860,338
455,804		ASML Holding NV	308,713,531
190,611		DSM NV	35,732,016
93,443	g	Euronext NV	9,009,054
121,928		EXOR NV	10,223,775
124,599		Heineken Holding NV	10,923,841
282,827		Heineken NV	30,332,245
62,156		IMCD Group NV	10,692,067
4,316,153		ING Groep NV	63,832,024
101,338		JDE Peet's BV	3,034,478

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,169,899		Koninklijke Ahold Delhaize NV	$37,933,507
3,610,255		Koninklijke KPN NV	11,908,449
1,002,620		Koninklijke Philips Electronics NV	33,350,435
299,866		NN Group NV	16,781,139
128,387		Randstad Holdings NV	8,352,045
8,585,426		Shell plc	220,548,550
794,533		Universal Music Group NV	19,616,329
292,218		Wolters Kluwer NV	29,741,534
		TOTAL NETHERLANDS	976,418,670
NEW ZEALAND - 0.3%
1,335,077	*	Auckland International Airport Ltd	6,337,469
641,607		Fisher & Paykel Healthcare Corp	11,804,623
674,051		Mercury NZ Ltd	2,478,165
1,446,567		Meridian Energy Ltd	4,169,826
461,859		Ryman Healthcare Ltd	3,020,014
2,219,309		Telecom Corp of New Zealand Ltd	6,343,076
149,327	*	Xero Ltd	12,096,301
		TOTAL NEW ZEALAND	46,249,474
NORWAY - 0.6%
138,036	e	Aker BP ASA	4,782,839
1,030,721		DNB Bank ASA	24,531,358
1,064,439		Equinor ASA	29,344,260
219,773		Gjensidige Forsikring BA	5,368,282
470,710		Mowi ASA	11,553,063
1,479,353		Norsk Hydro ASA	11,369,285
858,607		Orkla ASA	8,205,191
83,547		Schibsted ASA	2,475,046
107,932		Schibsted ASA (B Shares)	2,815,406
802,159		Telenor ASA	13,256,909
		TOTAL NORWAY	113,701,639
POLAND - 0.0%
202,239	*	InPost S.A.	1,641,830
		TOTAL POLAND	1,641,830
PORTUGAL - 0.2%
2,994,985		Energias de Portugal S.A.	15,331,659
567,196		Galp Energia SGPS S.A.	6,254,062
312,063		Jeronimo Martins SGPS S.A.	7,499,200
		TOTAL PORTUGAL	29,084,921
RUSSIA - 0.1%
214,285		Coca-Cola HBC AG.	7,097,251
540,206		Evraz plc	3,669,952
		TOTAL RUSSIA	10,767,203
SAUDI ARABIA - 0.1%
179,466	*,g	Delivery Hero AG.	13,852,973
		TOTAL SAUDI ARABIA	13,852,973
SINGAPORE - 1.3%
3,502,806		Ascendas REIT	7,183,699
2,927,801	*	Capitaland Investment Ltd	7,512,359
5,237,300		CapitaMall Trust	7,550,594
481,243		City Developments Ltd	2,527,958
1,975,170		DBS Group Holdings Ltd	51,881,529
6,847,039	e	Genting Singapore Ltd	3,741,511
1,574,281		Keppel Corp Ltd	6,637,500
2,472,901		Mapletree Commercial Trust	3,310,015
3,435,990		Mapletree Logistics Trust	4,324,268
3,692,431		Oversea-Chinese Banking Corp	34,370,116
1,464,022	*,e	Singapore Airlines Ltd	5,460,955
944,847		Singapore Exchange Ltd	6,540,013

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,703,177		Singapore Technologies Engineering Ltd	$4,733,908
8,929,102		Singapore Telecommunications Ltd	16,190,469
759,580		STMicroelectronics NV	35,716,006
1,280,438		United Overseas Bank Ltd	28,616,071
561,591		UOL Group Ltd	3,045,493
297,278		Venture Corp Ltd	3,894,858
		TOTAL SINGAPORE	233,237,322
SOUTH AFRICA - 0.3%
1,425,362		Anglo American plc	62,837,767
		TOTAL SOUTH AFRICA	62,837,767
SPAIN - 2.3%
278,485	e	ACS Actividades de Construccion y Servicios S.A.	7,030,799
80,621	*,g	Aena S.A.	13,026,951
497,340	*	Amadeus IT Holding S.A.	34,197,199
7,364,301		Banco Bilbao Vizcaya Argentaria S.A.	47,018,338
19,161,820		Banco Santander S.A.	67,192,876
4,947,548	e	CaixaBank S.A.	15,918,141
567,304	g	Cellnex Telecom SAU	25,724,733
306,442		EDP Renovaveis S.A.	6,441,858
268,340	e	Enagas	5,802,063
339,633		Endesa S.A.	7,603,899
521,815		Ferrovial S.A.	14,500,486
336,003	e	Grifols S.A.	5,925,185
6,247,397		Iberdrola S.A.	71,626,782
104,123	*	Iberdrola S.A.	1,193,781
1,199,423		Industria De Diseno Textil S.A.	36,377,775
206,453	e	Naturgy Energy Group S.A.	6,536,775
506,450	e	Red Electrica Corp S.A.	10,209,130
1,618,278		Repsol YPF S.A.	20,564,434
258,896	*	Siemens Gamesa Renewable Energy	5,601,957
5,835,368	e	Telefonica S.A.	27,201,967
		TOTAL SPAIN	429,695,129
SWEDEN - 3.5%
338,900		Alfa Laval AB	11,448,449
1,083,744		Assa Abloy AB	29,675,176
729,670		Atlas Copco AB (A Shares)	43,186,276
420,211		Atlas Copco AB (B Shares)	21,490,758
304,535		Boliden AB	12,331,393
248,051	e	Electrolux AB	5,161,243
616,101	*	Embracer Group AB	6,181,544
715,713		Epiroc AB	15,272,690
415,482		Epiroc AB	7,519,745
327,673		EQT AB	12,840,370
3,217,447		Ericsson (LM) (B Shares)	40,173,344
695,925		Essity AB	19,618,390
190,028	g	Evolution Gaming Group AB	23,642,736
118,179	*	Fastighets AB Balder	7,829,221
249,386		Getinge AB (B Shares)	9,749,889
830,828	e	Hennes & Mauritz AB (B Shares)	16,542,487
2,119,641		Hexagon AB	28,589,863
471,671		Husqvarna AB (B Shares)	6,558,097
175,298		Industrivarden AB	5,444,857
138,993		Industrivarden AB	4,393,835
160,099		Investment AB Latour	4,981,314
1,984,537		Investor AB	43,088,121
543,944		Investor AB	12,374,332
272,320	*	Kinnevik AB	8,139,267
254,196		Lifco AB	5,958,416
81,629		Lundbergs AB (B Shares)	4,170,960
220,674		Lundin Petroleum AB	8,974,344
1,561,093		Nibe Industrier AB	14,837,498
175,622		Sagax AB	5,126,438

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,256,590		Sandvik AB	$33,091,694
339,705		Securitas AB (B Shares)	4,103,039
573,718	*,g	Sinch AB	5,898,354
1,787,749		Skandinaviska Enskilda Banken AB (Class A)	23,109,946
385,580		Skanska AB (B Shares)	9,440,102
417,340		SKF AB (B Shares)	9,148,980
650,640		Svenska Cellulosa AB (B Shares)	11,330,007
1,607,462		Svenska Handelsbanken AB	17,131,616
996,453		Swedbank AB (A Shares)	19,508,763
1,773,540		Swedish Match AB	13,722,379
531,370		Tele2 AB (B Shares)	7,731,463
3,106,634		TeliaSonera AB	12,244,471
248,863		Volvo AB (A Shares)	5,692,482
1,609,360		Volvo AB (B Shares)	36,317,491
		TOTAL SWEDEN	643,771,840
SWITZERLAND - 9.8%
1,808,650		ABB Ltd	62,709,111
172,237		Adecco S.A.	8,204,202
547,090		Alcon, Inc	42,185,350
6,758		Bachem Holding AG.	4,031,223
50,569		Baloise Holding AG.	8,858,497
4,265		Barry Callebaut AG.	9,790,852
576,396		Cie Financiere Richemont S.A.	83,769,819
233,340		Clariant AG.	4,945,661
2,934,881		Credit Suisse Group	27,897,247
8,107	e	EMS-Chemie Holding AG.	8,200,079
39,443		Geberit AG.	26,798,762
10,294		Givaudan S.A.	42,647,265
589,151		Holcim Ltd	31,932,734
246,726		Julius Baer Group Ltd	16,123,464
58,358		Kuehne & Nagel International AG.	16,479,537
1,147		Lindt & Spruengli AG.	13,311,340
119		Lindt & Spruengli AG. (Registered)	13,702,369
185,993		Logitech International S.A.	15,628,903
82,724		Lonza Group AG.	57,033,389
3,109,106		Nestle S.A.	401,504,617
2,401,144		Novartis AG.	208,634,178
24,570		Partners Group	34,255,436
36,619		Roche Holding AG.	15,079,570
775,671		Roche Holding AG.	300,184,018
45,068		Schindler Holding AG.	11,311,344
23,303		Schindler Holding AG. (Registered)	5,846,089
6,424		SGS S.A.	18,318,497
153,620		Sika AG.	53,747,656
60,677		Sonova Holdings AG	21,615,573
11,468		Straumann Holding AG.	19,003,434
31,792		Swatch Group AG.	9,274,430
52,219		Swatch Group AG. (Registered)	2,931,316
35,000		Swiss Life Holding	22,526,339
84,053		Swiss Prime Site AG.	8,310,861
29,525		Swisscom AG.	16,875,750
71,470		Temenos Group AG.	8,566,736
3,893,030		UBS Group AG	72,213,940
29,439	g	VAT Group AG.	12,005,440
52,364		Vifor Pharma AG.	9,276,127
165,682		Zurich Insurance Group AG	79,247,066
		TOTAL SWITZERLAND	1,824,978,221
TAIWAN - 0.1%
152,700	*	Sea Ltd (ADR)	22,952,337
		TOTAL TAIWAN	22,952,337

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
UNITED ARAB EMIRATES - 0.0%
121,704	*,†	NMC Health plc	$1,637
		TOTAL UNITED ARAB EMIRATES	1,637
UNITED KINGDOM - 12.5%
1,078,490		3i Group plc	20,085,583
217,309		Admiral Group plc	9,240,136
495,126		Ashtead Group plc	35,415,362
385,223		Associated British Foods plc	10,168,309
1,709,767		AstraZeneca plc	198,893,664
1,084,945	g	Auto Trader Group plc	9,831,376
129,412		Aveva Group plc	5,135,303
4,374,295		Aviva plc	25,825,831
3,454,567		BAE Systems plc	27,034,590
18,702,952		Barclays plc	50,176,608
1,144,994		Barratt Developments plc	9,522,956
121,125		Berkeley Group Holdings plc	6,912,603
22,173,781		BP plc	114,947,145
2,376,976		British American Tobacco plc	101,484,932
951,970		British Land Co plc	7,118,386
9,851,148		BT Group plc	26,092,446
379,418		Bunzl plc	14,211,847
446,184		Burberry Group plc	11,319,215
2,927,239		CK Hutchison Holdings Ltd	20,804,837
1,140,488		CNH Industrial NV	17,383,423
221,310	*	Coca-Cola European Partners plc (Class A)	12,647,866
1,978,452		Compass Group plc	44,965,514
158,068		Croda International plc	17,071,020
103,725		DCC plc	8,721,563
2,582,745		Diageo plc	130,328,817
644,788	*	Entain PLC	13,959,239
1,002,905		Experian Group Ltd	41,889,219
5,571,023		GlaxoSmithKline plc	124,322,868
428,414		Halma plc	14,520,522
394,013		Hargreaves Lansdown plc	7,153,590
22,521,220		HSBC Holdings plc	160,291,145
1,043,347		Imperial Tobacco Group plc	24,737,602
1,675,357	*	Informa plc	12,673,017
205,660	*	InterContinental Hotels Group plc	13,588,652
173,687		Intertek Group plc	12,604,543
1,912,817		J Sainsbury plc	7,516,503
2,842,751	*	JD Sports Fashion plc	7,289,287
205,904		Johnson Matthey plc	5,437,653
199,716	*,g	Just Eat Takeaway.com NV	9,862,145
2,294,401		Kingfisher plc	10,288,908
752,655		Land Securities Group plc	8,083,845
6,659,747		Legal & General Group plc	26,039,329
78,391,234		Lloyds TSB Group plc	54,401,229
364,672		London Stock Exchange Group plc	35,706,280
2,929,199		M&G plc	8,572,935
4,821,211		Melrose Industries plc	9,820,882
4,024,340		National Grid plc	58,887,831
6,391,086		Natwest Group plc	21,006,100
145,927		Next plc	14,867,871
537,506	*	Ocado Ltd	10,951,993
800,860		Pearson plc	6,686,736
361,250		Persimmon plc	11,769,340
719,667		Phoenix Group Holdings plc	6,442,755
2,888,636		Prudential plc	48,690,045
787,180		Reckitt Benckiser Group plc	63,778,979
2,146,544		RELX plc	66,028,519
2,081,313		Rentokil Initial plc	14,574,882
9,213,646	*	Rolls-Royce Group plc	14,442,209
1,194,885		Sage Group plc	11,676,386
134,278		Schroders plc	6,156,754

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY			VALUE
1,132,814		Scottish & Southern Energy plc			$24,373,648
1,280,196		Segro plc			22,569,536
292,148		Severn Trent plc			11,342,434
944,521		Smith & Nephew plc			16,063,441
439,120		Smiths Group plc			9,255,588
82,685		Spirax-Sarco Engineering plc			14,904,442
576,590		St. James's Place plc			11,902,220
2,915,409		Standard Chartered plc			21,232,192
2,456,427		Standard Life Aberdeen plc			8,033,463
4,020,294		Taylor Wimpey plc			8,247,861
8,430,368		Tesco plc			33,862,018
2,863,089		Unilever plc			146,824,495
753,140		United Utilities Group plc			10,864,701
30,244,203		Vodafone Group plc			53,104,720
226,476	*	Whitbread plc			9,318,936
1,301,390		WPP plc			20,406,467
		TOTAL UNITED KINGDOM			2,322,365,287
UNITED STATES - 1.4%
42,977	*	CyberArk Software Ltd			5,894,296
242,759		Ferguson plc			38,183,664
31,032	*	Fiverr International Ltd			2,647,340
56,906	*	Inmode Ltd			2,744,576
493,446		James Hardie Industries NV			16,607,037
256,178	*	QIAGEN NV			12,663,453
595,336		Schneider Electric S.A.			100,847,128
2,244,916	e	Stellantis NV			43,346,789
335,204		Swiss Re Ltd			36,523,107
528,333		Tenaris S.A.			6,449,314
		TOTAL UNITED STATES			265,906,704
		TOTAL COMMON STOCKS			18,295,490,902
		(Cost $14,554,517,579)
RIGHTS/WARRANTS - 0.0%
SPAIN - 0.0%
291,654	e	ACS Actividades de Construccion y Servicios S.A.		03/01/22	147,266
		TOTAL SPAIN			147,266
		TOTAL RIGHTS/WARRANTS			147,266
		(Cost $156,334)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0.6%
$12,500,000		Federal Farm Credit Bank (FFCB)	0.000%	03/02/22	12,498,994
5,000,000		FFCB	0.000	04/06/22	4,998,313
11,000,000		FFCB	0.000	07/25/22	10,975,626
1,786,000		Federal Home Loan Bank (FHLB)	0.000	02/02/22	1,785,999
21,000,000		FHLB	0.000	02/09/22	20,999,907
34,520,000		FHLB	0.000	02/18/22	34,519,674
10,000,000		FHLB	0.000	02/24/22	9,999,872
9,625,000		FHLB	0.000	03/25/22	9,623,611
		TOTAL GOVERNMENT AGENCY DEBT			105,401,996
REPURCHASE AGREEMENT - 0.5%
91,105,000	r	Fixed Income Clearing Corp (FICC)	0.030	02/01/22	91,105,000
		TOTAL REPURCHASE AGREEMENT			91,105,000

TIAA-CREF FUNDS - International Equity Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
TREASURY DEBT - 0.1%
$20,327,000	United States Treasury Bill	0.000%	02/01/22	$20,327,000
10,000,000	United States Treasury Note	2.250	04/15/22	10,041,576
	TOTAL TREASURY DEBT			30,368,576
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
18,473,256	c	State Street Navigator Securities Lending Government Money	0.050	18,473,256
		Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		18,473,256
		TOTAL SHORT-TERM INVESTMENTS		245,348,828
		(Cost $245,373,072)
		TOTAL INVESTMENTS - 100.0%		18,540,986,996
		(Cost $14,800,046,985)
		OTHER ASSETS & LIABILITIES, NET - 0.0%		5,232,150
		NET ASSETS - 100.0%		$18,546,219,146
	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust
	* Non-income producing
	† Security is categorized as Level 3 in the fair value hierarchy.
	c Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $175,774,141.
	g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions
		exempt from registration to qualified institutional buyers. At 1/31/22, the aggregate value of these securities is $315,183,272 or 1.7% of net assets.

rAgreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $91,105,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 11/15/40, valued at $92,927,183.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of January 31, 2022 were as follows:
	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)

MSCI EAFE Index	1,641	03/18/22	$183,587,284	$183,406,365	$(180,919)

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2022

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.7%
CHILE - 0.3%
$1,840,000	i	Coral-US Co-Borrower LLC	LIBOR 1 M + 3.000%	3.135%	10/01/29	$1,830,229
		TOTAL CHILE				1,830,229
MEXICO - 1.4%
4,075,000	†,i	Grupo Aeromexico SAB de C.V.	LIBOR 1 M + 8.000%	8.109	08/19/22	4,110,656
3,490,867	†,i	Grupo Aeromexico SAB de C.V.	LIBOR 1 M + 12.500%	12.609	08/19/22	3,435,712
		TOTAL MEXICO				7,546,368
		TOTAL BANK LOAN OBLIGATIONS				9,376,597
		(Cost $9,369,238)
BONDS - 94.8%
CORPORATE BONDS - 46.8%
ARGENTINA - 0.5%
2,020,000	g	AES Argentina Generacion S.A.		7.750	02/02/24	1,666,500
1,950,000	g	YPF S.A.		6.950	07/21/27	1,276,645
		TOTAL ARGENTINA				2,943,145
BRAZIL - 5.0%
3,000,000	g	B3 S.A.-Brasil Bolsa Balcao		4.125	09/20/31	2,767,530
3,750,000	g	Banco BTG Pactual S.A.		2.750	01/11/26	3,532,500
2,855,000	g	Banco do Brasil S.A.		3.250	09/30/26	2,777,915
1,775,000	g	BRF S.A.		4.875	01/24/30	1,743,938
1,425,000	g	Embraer Netherlands Finance BV		6.950	01/17/28	1,544,914
2,750,000	g	Itau Unibanco Holding S.A.		4.625	N/A‡	2,558,050
2,250,000	g	JSM Global Sarl		4.750	10/20/30	2,016,000
1,750,000	g	Natura Cosmeticos S.A.		4.125	05/03/28	1,704,456
218,680	g	Odebrecht Offshore Drilling Finance Ltd		6.720	12/01/22	215,403
4,281,558	†,g,o	Odebrecht Offshore Drilling Finance Ltd		7.720	12/01/26	888,423
527,012	†,g	Odebrecht Oil & Gas Finance Ltd		0.000	N/A‡	988
714,000	o	Oi S.A.		10.000	07/27/25	593,512
2,000,000		Petrobras Global Finance BV		6.900	03/19/49	2,038,000
600,000	e	Petrobras Global Finance BV		5.500	06/10/51	528,114
1,823,400	g	Rio Oil Finance Trust		8.200	04/06/28	2,005,758
3,000,000	g	Rumo Luxembourg Sarl		4.200	01/18/32	2,745,000
		TOTAL BRAZIL				27,660,501
CHILE - 2.9%
2,400,000	g	Alfa Desarrollo S.p.A		4.550	09/27/51	2,197,968
2,325,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	2,493,795
2,250,000	g	Cia Cervecerias Unidas S.A.		3.350	01/19/32	2,238,750
2,150,000	g	Corp Nacional del Cobre de Chile		4.375	02/05/49	2,276,346
1,675,000	g	Corp Nacional del Cobre de Chile		3.150	01/15/51	1,440,694
2,075,000	g	Embotelladora Andina S.A.		3.950	01/21/50	2,067,239
2,000,000	e,g	Empresa de los Ferrocarriles del Estado		3.068	08/18/50	1,590,000
1,775,000	g	Empresa Nacional del Petroleo		3.450	09/16/31	1,619,705
		TOTAL CHILE				15,924,497
CHINA - 2.2%
1,000,000		Agile Group Holdings Ltd		6.700	03/07/22	820,250
2,300,000		Country Garden Holdings Co Ltd		4.750	07/25/22	2,222,260
2,500,000	g	ENN Clean Energy International Investment Ltd		3.375	05/12/26	2,472,134
1,000,000	g	ENN Energy Holdings Ltd		2.625	09/17/30	969,474
2,050,000	g	Lenovo Group Ltd		3.421	11/02/30	2,002,974
2,000,000	g	Prosus NV		4.193	01/19/32	1,981,139

TIAA-CREF FUNDS - Emerging Markets Debt Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,000,000		Shimao Group Holdings Ltd		4.750%	07/03/22	$633,800
2,600,000		Shimao Group Holdings Ltd		5.200	01/30/25	1,209,000
		TOTAL CHINA				12,311,031
COLOMBIA - 2.3%
1,675,000		Bancolombia S.A.		4.625	12/18/29	1,661,516
1,375,000		Ecopetrol S.A.		4.625	11/02/31	1,266,788
2,700,000		Ecopetrol S.A.		5.875	11/02/51	2,308,500
2,000,000	g	Empresas Publicas de Medellin ESP		4.250	07/18/29	1,842,800
1,000,000	g	Empresas Publicas de Medellin ESP		4.375	02/15/31	908,760
2,075,000	g	Grupo Aval Ltd		4.375	02/04/30	1,962,787
725,000	g	Millicom International Cellular S.A.		4.500	04/27/31	710,390
2,200,000	g	SierraCol Energy Andina LLC		6.000	06/15/28	2,046,000
		TOTAL COLOMBIA				12,707,541
COSTA RICA - 1.0%
2,148,250	g	Autopistas del Sol S.A.		7.375	12/30/30	2,155,855
3,200,000	g	Instituto Costarricense de Electricidad		6.750	10/07/31	3,196,800
		TOTAL COSTA RICA				5,352,655
DOMINICAN REPUBLIC - 0.6%
2,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.		6.750	03/30/29	2,531,275
975,000	g	AES Andres BV		5.700	05/04/28	975,000
		TOTAL DOMINICAN REPUBLIC				3,506,275
GHANA - 0.7%
1,000,000	g	Kosmos Energy Ltd		7.750	05/01/27	975,000
1,000,000	g	Tullow Oil plc		7.000	03/01/25	838,800
2,000,000	g	Tullow Oil plc		10.250	05/15/26	2,020,000
		TOTAL GHANA				3,833,800
GUATEMALA - 0.9%
1,830,000	g	CNTL AMR BOTTLING CORP		5.250	04/27/29	1,855,401
1,225,000	g	CT Trust		5.125	02/03/32	1,243,387
1,650,000	g	Investment Energy Resources Ltd		6.250	04/26/29	1,746,401
		TOTAL GUATEMALA				4,845,189
INDIA - 2.3%
2,100,000	g	Adani Ports & Special Economic Zone Ltd		4.375	07/03/29	2,123,009
1,800,000	g	Adani Ports & Special Economic Zone Ltd		3.100	02/02/31	1,644,130
1,425,000	g	Indian Railway Finance Corp Ltd		3.570	01/21/32	1,417,687
3,000,000	e,g	Network i2i Ltd		3.975	N/A‡	2,947,500
2,700,000	g	ReNew Wind Energy AP2		4.500	07/14/28	2,567,774
2,075,000	g	UltraTech Cement Ltd		2.800	02/16/31	1,940,067
		TOTAL INDIA				12,640,167
INDONESIA - 2.5%
2,000,000	g	Medco Laurel Tree Pte Ltd		6.950	11/12/28	1,964,042
2,200,000	g	Medco Platinum Road Pte Ltd		6.750	01/30/25	2,211,968
1,250,000	g	Pertamina Persero PT		4.700	07/30/49	1,274,416
2,000,000	g	Perusahaan Listrik Negara PT		5.250	10/24/42	2,084,040
2,000,000	g	Perusahaan Listrik Negara PT		6.150	05/21/48	2,297,720
4,250,000	g	Saka Energi Indonesia PT		4.450	05/05/24	4,139,755
		TOTAL INDONESIA				13,971,941
ISRAEL - 2.0%
3,000,000	g	Bank Hapoalim BM		3.255	01/21/32	2,917,500
1,141,000	g	Energean Israel Finance Ltd		5.375	03/30/28	1,110,828
2,600,000	g	Leviathan Bond Ltd		6.750	06/30/30	2,773,756
EUR 2,750,000		Teva Pharmaceutical Finance Netherlands II BV		4.375	05/09/30	2,943,897
1,335,000		Teva Pharmaceutical Finance Netherlands III BV		5.125	05/09/29	1,294,950
		TOTAL ISRAEL				11,040,931

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
JAMAICA - 0.1%
	$426,353	g,o	Digicel Group 0.5 Ltd		7.000%	N/A‡	$366,664
			TOTAL JAMAICA				366,664
KAZAKHSTAN - 1.3%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC		8.950	05/04/23	1,017,062
	1,800,000	g	KazMunayGas National Co JSC		4.750	04/19/27	1,907,808
	1,550,000	g	KazMunayGas National Co JSC		6.375	10/24/48	1,875,029
	2,475,000	g	KazTransGas JSC		4.375	09/26/27	2,600,893
			TOTAL KAZAKHSTAN				7,400,792
KOREA, REPUBLIC OF - 0.4%
	2,500,000	g,h	Hanwha Life Insurance Co Ltd		3.379	02/04/32	2,499,765
			TOTAL KOREA, REPUBLIC OF				2,499,765
MACAU - 0.3%
	2,000,000	e,g	Sands China Ltd		3.250	08/08/31	1,788,960
			TOTAL MACAU				1,788,960
MALAYSIA - 1.0%
	3,000,000		1MDB Global Investments Ltd		4.400	03/09/23	3,002,246
	3,000,000	g	Genm Capital Labuan Ltd		3.882	04/19/31	2,790,395
			TOTAL MALAYSIA				5,792,641
MEXICO - 5.2%
	5,750,000	†,g,q	Aerovias de Mexico S.A.		7.000	02/05/25	5,448,182
	800,000	g	BBVA Bancomer S.A.		5.350	11/12/29	822,008
	2,000,000	g	BBVA Bancomer S.A.		5.125	01/18/33	2,010,180
	2,025,000	g	Cemex SAB de C.V.		5.125	N/A‡	2,031,915
	1,300,000	g	Electricidad Firme de Mexico Holdings S.A. de C.V.		4.900	11/20/26	1,274,013
	1,650,000	g	GCC SAB de C.V.		3.614	04/20/32	1,639,688
	1,350,000	g	Grupo Axo SAPI de C.V.		5.750	06/08/26	1,344,951
	1,630,000	g	Mexico Remittances Funding Fiduciary Estate Management		4.875	01/15/28	1,505,729
			Sarl
	4,647,000		Petroleos Mexicanos		7.000	01/23/30	4,756,205
	6,219,000	e,g	Petroleos Mexicanos		6.700	02/16/32	6,156,188
	2,075,000		Petroleos Mexicanos		6.350	02/12/48	1,712,995
			TOTAL MEXICO				28,702,054
MOROCCO - 0.3%
	650,000	g	OCP S.A.		3.750	06/23/31	624,418
	1,450,000	g	OCP S.A.		5.125	06/23/51	1,311,563
			TOTAL MOROCCO				1,935,981
NETHERLANDS - 0.3%
RUB	158,400,000	g	VEON Holdings BV		8.125	09/16/26	1,844,392
			TOTAL NETHERLANDS				1,844,392
NIGERIA - 0.3%
	1,775,000	g	Access Bank plc		6.125	09/21/26	1,754,742
			TOTAL NIGERIA				1,754,742
OMAN - 0.3%
	1,625,000	g	OQ SAOC		5.125	05/06/28	1,636,067
			TOTAL OMAN				1,636,067
PANAMA - 1.1%
	3,200,000	g	Aeropuerto Internacional de Tocumen S.A.		5.125	08/11/61	3,137,600
	1,175,000	g	Cable Onda S.A.		4.500	01/30/30	1,195,563
	1,635,259	g	UEP Penonome II S.A.		6.500	10/01/38	1,710,906
			TOTAL PANAMA				6,044,069
PERU - 1.9%
PEN 9,000,000		g	Alicorp SAA		6.875	04/17/27	2,331,364

TIAA-CREF FUNDS - Emerging Markets Debt Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,225,000	g	Cia de Minas Buenaventura SAA		5.500%	07/23/26	$1,220,100
2,300,000	g	Inkia Energy Ltd		5.875	11/09/27	2,311,362
939,802	g	Lima Metro Line 2 Finance Ltd		4.350	04/05/36	975,044
2,750,000	g	Petroleos del Peru S.A.		5.625	06/19/47	2,534,152
1,125,000	g	Volcan Cia Minera SAA		4.375	02/11/26	1,082,228
		TOTAL PERU				10,454,250
RUSSIA - 0.3%
2,000,000	g	LUKOIL Capital DAC		3.600	10/26/31	1,815,503
		TOTAL RUSSIA				1,815,503
SAUDI ARABIA - 1.0%
3,000,000	g	Arabian Centres Sukuk II Ltd		5.625	10/07/26	2,901,300
2,500,000	g	EIG Pearl Holdings Sarl		4.387	11/30/46	2,487,270
		TOTAL SAUDI ARABIA				5,388,570
SOUTH AFRICA - 2.7%
2,000,000	g	Eskom Holdings SOC Ltd		6.750	08/06/23	2,026,116
2,000,000	g	Eskom Holdings SOC Ltd		7.125	02/11/25	2,025,940
1,875,000	g	Eskom Holdings SOC Ltd		6.350	08/10/28	1,959,034
1,600,000	g	Eskom Holdings SOC Ltd		8.450	08/10/28	1,658,985
2,300,000	e,g	Gold Fields Orogen Holdings BVI Ltd		6.125	05/15/29	2,583,590
1,986,784	g,o	Petra Diamonds US Treasury plc		10.500	03/08/26	2,046,387
3,000,000	g	Transnet SOC Ltd		4.000	07/26/22	2,985,006
		TOTAL SOUTH AFRICA				15,285,058
SPAIN - 0.5%
3,000,000	g	EnfraGen Energia Sur S.A.		5.375	12/30/30	2,643,780
		TOTAL SPAIN				2,643,780
TANZANIA, UNITED REPUBLIC OF - 0.8%
1,725,000		AngloGold Ashanti Holdings plc		3.375	11/01/28	1,668,249
3,050,000		AngloGold Ashanti Holdings plc		3.750	10/01/30	2,992,965
		TOTAL TANZANIA, UNITED REPUBLIC OF				4,661,214
THAILAND - 0.5%
2,600,000	g	Bangkok Bank PCL		3.466	09/23/36	2,524,581
		TOTAL THAILAND				2,524,581
TRINIDAD AND TOBAGO - 0.4%
2,350,000	g	National Gas Company of Trinidad and Tobago Limited		6.050	01/15/36	2,397,023
		TOTAL TRINIDAD AND TOBAGO				2,397,023
TURKEY - 2.0%
2,000,000	g	Akbank T.A.S.		6.800	02/06/26	1,983,869
1,900,000	g	Akbank T.A.S.		7.200	03/16/27	1,893,179
500,000	g	Akbank T.A.S.		6.797	04/27/28	489,014
2,000,000	g	Turkiye Garanti Bankasi AS.		6.125	05/24/27	1,984,068
2,550,000	e,g	Turkiye Vakiflar Bankasi TAO		5.500	10/01/26	2,359,659
2,325,000	g	Ulker Biskuvi Sanayi AS.		6.950	10/30/25	2,209,160
		TOTAL TURKEY				10,918,949
UKRAINE - 1.0%
1,500,000	g	Kernel Holding S.A.		6.750	10/27/27	1,306,974
2,000,000	g	NAK Naftogaz Ukraine via Kondor Finance plc		7.625	11/08/26	1,499,965
2,225,000	g	NPC Ukrenergo		6.875	11/09/26	1,736,841
900,000	g	Ukreximbank Via Biz Finance plc		9.750	01/22/25	855,000
		TOTAL UKRAINE				5,398,780
UNITED ARAB EMIRATES - 1.5%
1,975,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	2,209,867
1,325,000	g	DAE Funding LLC		3.375	03/20/28	1,308,364
2,100,000	g	DP World Ltd		5.625	09/25/48	2,441,952

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$2,500,000	g	Sweihan PV Power Co PJSC		3.625%	01/31/49	$2,410,880
			TOTAL UNITED ARAB EMIRATES				8,371,063
UNITED STATES - 0.4%
	2,500,000	g	Sempra Infrastructure Partners LP		3.250	01/15/32	2,446,942
			TOTAL UNITED STATES				2,446,942
ZAMBIA - 0.3%
	1,500,000	g	First Quantum Minerals Ltd		6.875	10/15/27	1,593,750
			TOTAL ZAMBIA				1,593,750
			TOTAL CORPORATE BONDS				260,403,263
			(Cost $269,269,672)
GOVERNMENT BONDS - 48.0%
ANGOLA - 1.2%
	2,250,000	g	Angolan Government International Bond		8.250	05/09/28	2,267,205
	1,775,000	e,g	Angolan Government International Bond		8.000	11/26/29	1,758,385
	2,500,000	g	Angolan Government International Bond		9.375	05/08/48	2,433,990
			TOTAL ANGOLA				6,459,580
ARGENTINA - 0.5%
	5,134,989		Argentine Republic Government International Bond (Step		1.125	07/09/35	1,584,196
			Bond)
	2,949,981	g	Provincia de Buenos Aires (Step Bond)		3.900	09/01/37	1,253,771
			TOTAL ARGENTINA				2,837,967
ARMENIA - 0.3%
	2,000,000	g	Republic of Armenia International Bond		3.950	09/26/29	1,882,600
			TOTAL ARMENIA				1,882,600
AZERBAIJAN - 0.4%
	2,000,000	g	Southern Gas Corridor CJSC		6.875	03/24/26	2,281,156
			TOTAL AZERBAIJAN				2,281,156
BARBADOS - 0.4%
	2,314,800	g	Barbados Government International Bond		6.500	10/01/29	2,303,226
			TOTAL BARBADOS				2,303,226
BENIN - 0.2%
EUR	1,125,000	g	Benin Government International Bond		6.875	01/19/52	1,227,861
			TOTAL BENIN				1,227,861
BERMUDA - 0.2%
	1,175,000	g	Bermuda Government International Bond		4.750	02/15/29	1,318,702
			TOTAL BERMUDA				1,318,702
BRAZIL - 1.6%
BRL	2,500,000		Brazil Notas do Tesouro Nacional Serie F		10.000	01/01/23	462,426
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F		10.000	01/01/25	914,784
BRL	5,982,000		Brazil Notas do Tesouro Nacional Serie F		10.000	01/01/27	1,080,203
	1,040,000		Brazilian Government International Bond		4.625	01/13/28	1,066,249
	3,100,000		Brazilian Government International Bond		3.875	06/12/30	2,918,774
	1,025,000		Brazilian Government International Bond		5.625	02/21/47	966,780
	2,000,000		Brazilian Government International Bond		4.750	01/14/50	1,671,260
			TOTAL BRAZIL				9,080,476
CAMEROON - 0.2%
EUR	1,000,000	g	Republic of Cameroon International Bond		5.950	07/07/32	1,030,907
			TOTAL CAMEROON				1,030,907

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
CHILE - 0.2%
	$1,225,000		Chile Government International Bond		2.750%	01/31/27	$1,241,550
			TOTAL CHILE				1,241,550
CHINA - 0.8%
CNY	6,400,000		China Government Bond		2.880	11/05/23	1,018,547
CNY	3,200,000		China Government Bond		3.270	11/19/30	521,716
CNY	2,400,000		China Government International Bond		2.360	07/02/23	378,168
CNY	17,000,000		China Government International Bond		3.120	12/05/26	2,746,648
			TOTAL CHINA				4,665,079
COLOMBIA - 1.5%
	4,500,000		Colombia Government International Bond		3.000	01/30/30	3,920,895
	2,925,000		Colombia Government International Bond		3.250	04/22/32	2,486,250
	950,000		Colombia Government International Bond		5.200	05/15/49	818,178
COP 5,857,000,000			Colombian TES		6.250	07/09/36	1,133,670
			TOTAL COLOMBIA				8,358,993
COSTA RICA - 0.4%
	2,500,000	g	Costa Rica Government International Bond		5.625	04/30/43	2,031,275
			TOTAL COSTA RICA				2,031,275
COTE D'IVOIRE - 0.5%
	2,562,085	g	Ivory Coast Government International Bond (Step Bond)		5.750	12/31/32	2,551,171
			TOTAL COTE D'IVOIRE				2,551,171
DOMINICAN REPUBLIC - 2.1%
	1,575,000	g	Dominican Republic Government International Bond		6.875	01/29/26	1,771,891
DOP	22,500,000	g	Dominican Republic Government International Bond		9.750	06/05/26	427,958
DOP	27,000,000	g	Dominican Republic Government International Bond		11.250	02/05/27	541,372
DOP	74,000,000	g	Dominican Republic Government International Bond		10.375	01/11/30	1,372,357
	4,000,000	g	Dominican Republic Government International Bond		4.875	09/23/32	3,924,040
	3,060,000	g	Dominican Republic Government International Bond		7.450	04/30/44	3,460,278
			TOTAL DOMINICAN REPUBLIC				11,497,896
ECUADOR - 1.2%
	744,229	g	Ecuador Government International Bond		0.000	07/31/30	436,342
	3,634,600	g	Ecuador Government International Bond (Step Bond)		5.000	07/31/30	3,153,015
	4,637,020	g	Ecuador Government International Bond (Step Bond)		1.000	07/31/35	3,276,055
			TOTAL ECUADOR				6,865,412
EGYPT - 2.7%
EGP	12,500,000		Egypt Government International Bond		16.000	06/11/22	805,457
	1,275,000	g	Egypt Government International Bond		5.750	05/29/24	1,304,624
	1,500,000	g	Egypt Government International Bond		5.800	09/30/27	1,406,029
	4,275,000	g	Egypt Government International Bond		7.600	03/01/29	4,115,488
	4,575,000	g	Egypt Government International Bond		7.053	01/15/32	4,027,976
	3,050,000	g	Egypt Government International Bond		8.500	01/31/47	2,542,504
	1,000,000	g	Egypt Government International Bond		8.150	11/20/59	806,160
			TOTAL EGYPT				15,008,238
EL SALVADOR - 0.5%
	2,000,000	g	El Salvador Government International Bond		7.650	06/15/35	1,084,000
	3,100,000	g	El Salvador Government International Bond		7.625	02/01/41	1,650,440
			TOTAL EL SALVADOR				2,734,440
GHANA - 1.4%
	2,250,000	g	Ghana Government International Bond		0.000	04/07/25	1,537,582
	2,000,000	g	Ghana Government International Bond		7.750	04/07/29	1,567,514
	1,325,000	g	Ghana Government International Bond		8.125	03/26/32	1,012,122
	2,000,000	g	Ghana Government International Bond		8.627	06/16/49	1,492,500
	1,000,000	g	Ghana Government International Bond		8.750	03/11/61	739,360
GHS	2,500,000		Republic of Ghana Government Bonds		20.750	01/16/23	400,381

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
GHS	6,658,000		Republic of Ghana Government Bonds		16.500%	02/06/23	$1,026,701
			TOTAL GHANA				7,776,160
GUATEMALA - 0.6%
	$2,000,000	g	Guatemala Government Bond		3.700	10/07/33	1,896,020
	1,500,000	g	Guatemala Government International Bond		6.125	06/01/50	1,636,650
			TOTAL GUATEMALA				3,532,670
HONDURAS - 0.2%
	775,000	g	Honduras Government International Bond		6.250	01/19/27	773,070
			TOTAL HONDURAS				773,070
INDIA - 0.5%
	2,700,000	g	Export-Import Bank of India		2.250	01/13/31	2,447,555
			TOTAL INDIA				2,447,555
INDONESIA - 0.6%
	1,275,000	g	Indonesia Government International Bond		4.625	04/15/43	1,393,091
IDR 28,230,000,000			Indonesia Treasury Bond		7.000	09/15/30	2,017,831
			TOTAL INDONESIA				3,410,922
IRAQ - 1.0%
	2,325,000	g	Iraq Government International Bond		6.752	03/09/23	2,342,521
	3,056,250	g	Iraq Government International Bond		5.800	01/15/28	2,926,359
			TOTAL IRAQ				5,268,880
JAMAICA - 1.2%
	2,950,000		Jamaica Government International Bond		8.000	03/15/39	4,071,030
	1,810,000		Jamaica Government International Bond		7.875	07/28/45	2,489,836
			TOTAL JAMAICA				6,560,866
JORDAN - 1.1%
	2,550,000	e,g	Jordan Government International Bond		4.950	07/07/25	2,611,886
	1,500,000	g	Jordan Government International Bond		5.850	07/07/30	1,481,432
	2,000,000	g	Jordan Government International Bond		7.375	10/10/47	1,963,780
			TOTAL JORDAN				6,057,098
KAZAKHSTAN - 0.3%
	1,250,000	g	Kazakhstan Government International Bond		6.500	07/21/45	1,662,652
			TOTAL KAZAKHSTAN				1,662,652
KENYA - 1.2%
	1,950,000	g	Kenya Government International Bond		6.875	06/24/24	2,066,090
	1,000,000	g	Kenya Government International Bond		8.000	05/22/32	1,046,618
	1,125,000	g	Kenya Government International Bond		6.300	01/23/34	1,052,737
	1,325,000	g	Kenya Government International Bond		8.250	02/28/48	1,269,615
KES 160,000,000			Republic of Kenya Infrastructure Bond		12.257	01/05/37	1,429,191
			TOTAL KENYA				6,864,251
LEBANON - 0.1%
	3,200,000	†,q	Lebanon Government International Bond		6.250	11/04/24	332,928
	3,800,000	†,q	Lebanon Government International Bond		6.850	03/23/27	394,250
			TOTAL LEBANON				727,178
MALAYSIA - 0.2%
MYR	4,000,000		Malaysia Government Bond		3.828	07/05/34	935,105
			TOTAL MALAYSIA				935,105
MEXICO - 1.6%
MXN 38,600,000			Mexican Bonos		7.500	06/03/27	1,864,151
MXN 39,900,000			Mexican Bonos		8.500	11/18/38	2,035,736
	3,500,000		Mexico Government International Bond		4.280	08/14/41	3,427,515

TIAA-CREF FUNDS - Emerging Markets Debt Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,850,000		Mexico Government International Bond		4.400%	02/12/52	$1,777,683
		TOTAL MEXICO				9,105,085
MONGOLIA - 0.5%
2,425,000	g	Mongolia Government International Bond		5.125	04/07/26	2,460,898
550,000	g	Mongolia Government International Bond		4.450	07/07/31	513,664
		TOTAL MONGOLIA				2,974,562
MOROCCO - 0.5%
1,000,000	g	Morocco Government International Bond		2.375	12/15/27	949,648
525,000	g	Morocco Government International Bond		3.000	12/15/32	484,980
1,450,000	g	Morocco Government International Bond		5.500	12/11/42	1,531,345
		TOTAL MOROCCO				2,965,973
NAMIBIA - 0.3%
1,700,000	g	Namibia Government International Bond		5.250	10/29/25	1,770,680
		TOTAL NAMIBIA				1,770,680
NIGERIA - 1.4%
2,975,000	g	Nigeria Government International Bond		6.500	11/28/27	2,979,948
1,850,000	g	Nigeria Government International Bond		7.875	02/16/32	1,797,372
1,500,000	g	Nigeria Government International Bond		7.375	09/28/33	1,397,027
2,000,000	g	Nigeria Government International Bond		7.696	02/23/38	1,801,920
		TOTAL NIGERIA				7,976,267
OMAN - 1.6%
2,425,000	g	Oman Government International Bond		5.375	03/08/27	2,503,313
2,550,000	g	Oman Government International Bond		6.750	10/28/27	2,800,551
1,500,000	g	Oman Government International Bond		6.250	01/25/31	1,594,820
1,200,000	g	Oman Government International Bond		6.500	03/08/47	1,140,648
1,025,000	g	Oman Government International Bond		6.750	01/17/48	1,002,282
		TOTAL OMAN				9,041,614
PAKISTAN - 1.6%
1,500,000	g	Pakistan Global Sukuk Programme Co Ltd		7.950	01/31/29	1,537,885
3,200,000	g	Pakistan Government International Bond		6.875	12/05/27	3,114,890
1,500,000	g	Pakistan Government International Bond		7.375	04/08/31	1,404,600
1,000,000	g	Pakistan Government International Bond		8.875	04/08/51	931,500
2,000,000		Pakistan Water & Power Development Authority		7.500	06/04/31	1,810,955
		TOTAL PAKISTAN				8,799,830
PANAMA - 0.5%
2,850,000		Panama Notas del Tesoro		3.750	04/17/26	2,957,160
		TOTAL PANAMA				2,957,160
PARAGUAY - 0.6%
1,800,000	g	Paraguay Government International Bond		2.739	01/29/33	1,656,018
1,475,000	g	Paraguay Government International Bond		5.400	03/30/50	1,578,265
		TOTAL PARAGUAY				3,234,283
PERU - 0.3%
1,645,000		Peruvian Government International Bond		3.000	01/15/34	1,579,200
		TOTAL PERU				1,579,200
QATAR - 0.5%
2,200,000	g	Qatar Government International Bond		4.400	04/16/50	2,609,750
		TOTAL QATAR				2,609,750
REPUBLIC OF SERBIA - 0.3%
RSD 147,700,000		Serbia Treasury Bonds		4.500	08/20/32	1,484,908
		TOTAL REPUBLIC OF SERBIA				1,484,908
ROMANIA - 0.7%
1,320,000	g	Romanian Government International Bond		3.000	02/27/27	1,321,898

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$1,080,000	e,g	Romanian Government International Bond		3.000%	02/14/31	$1,044,797
	1,400,000	g	Romanian Government International Bond		4.000	02/14/51	1,312,500
			TOTAL ROMANIA				3,679,195
RUSSIA - 0.9%
RUB 105,300,000			Russian Federal Bond-OFZ		7.100	10/16/24	1,288,437
RUB	83,900,000		Russian Federal Bond-OFZ		7.950	10/07/26	1,026,488
RUB	64,000,000		Russian Federal Bond-OFZ		7.650	04/10/30	750,351
	2,000,000	g	Russian Foreign Bond - Eurobond		5.100	03/28/35	2,102,700
			TOTAL RUSSIA				5,167,976
RWANDA - 0.7%
	3,825,000	g	Rwanda International Government Bond		5.500	08/09/31	3,754,802
			TOTAL RWANDA				3,754,802
SAUDI ARABIA - 1.4%
	1,950,000	g	Saudi Government International Bond		3.250	10/26/26	2,036,346
	2,500,000	g	Saudi Government International Bond		2.250	02/02/33	2,377,590
	2,000,000	g	Saudi Government International Bond		3.750	01/21/55	2,026,884
	1,500,000	g	Saudi Government International Bond		3.450	02/02/61	1,428,270
			TOTAL SAUDI ARABIA				7,869,090
SENEGAL - 0.5%
	950,000	g	Senegal Government International Bond		6.250	05/23/33	955,639
	1,900,000	g	Senegal Government International Bond		6.750	03/13/48	1,777,450
			TOTAL SENEGAL				2,733,089
SOUTH AFRICA - 1.8%
ZAR	9,050,000		Republic of South Africa Government Bond		8.875	02/28/35	528,089
	1,025,000		Republic of South Africa Government International Bond		5.650	09/27/47	929,802
	1,500,000		Republic of South Africa Government International Bond		5.750	09/30/49	1,374,120
	3,000,000		South Africa Government International Bond		4.300	10/12/28	3,000,289
ZAR	59,300,000		South Africa Government International Bond		7.000	02/28/31	3,251,481
	1,250,000		South Africa Government International Bond		5.375	07/24/44	1,137,670
			TOTAL SOUTH AFRICA				10,221,451
SRI LANKA - 0.3%
	800,000	g	Sri Lanka Government International Bond		5.750	04/18/23	423,008
	1,000,000	g	Sri Lanka Government International Bond		6.825	07/18/26	491,970
	1,650,000	g	Sri Lanka Government International Bond		7.550	03/28/30	804,375
			TOTAL SRI LANKA				1,719,353
SUPRANATIONAL - 0.9%
	975,000	g	African Export-Import Bank		2.634	05/17/26	961,916
	2,975,000	g	Banque Ouest Africaine de Developpement		4.700	10/22/31	3,197,443
	900,000	†	European Bank for Reconstruction & Development		10.000	02/28/23	779,407
			TOTAL SUPRANATIONAL				4,938,766
THAILAND - 0.3%
THB	11,000,000		Thailand Government International Bond		2.875	12/17/28	351,774
THB	35,700,000		Thailand Government International Bond		3.400	06/17/36	1,161,968
			TOTAL THAILAND				1,513,742
TRINIDAD AND TOBAGO - 0.2%
	1,050,000	g	Trinidad & Tobago Government International Bond		4.500	06/26/30	1,057,245
			TOTAL TRINIDAD AND TOBAGO				1,057,245
TURKEY - 2.0%
	2,675,000		Turkey Government International Bond		5.125	02/17/28	2,377,347
	1,500,000		Turkey Government International Bond		6.500	09/20/33	1,335,565
	4,350,000		Turkey Government International Bond		4.875	04/16/43	3,129,729
	625,000	e	Turkey Government International Bond		6.625	02/17/45	526,910
	2,500,000	g	Turkiye Ihracat Kredi Bankasi AS.		5.750	07/06/26	2,349,543

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$1,500,000	g	Turkiye Ihracat Kredit Bankasi		5.375%	10/24/23	$1,488,333
			TOTAL TURKEY				11,207,427
UGANDA - 0.4%
UGX	6,750,000,000		Republic of Uganda Government Bonds		14.250	08/23/29	1,980,787
			TOTAL UGANDA				1,980,787
UKRAINE - 1.7%
UAH	37,000,000		Ukraine Government International Bond		15.840	02/26/25	1,276,326
	1,925,000	g	Ukraine Government International Bond		7.750	09/01/25	1,689,187
	1,450,000	g	Ukraine Government International Bond		9.750	11/01/28	1,363,000
EUR	1,075,000	g	Ukraine Government International Bond		4.375	01/27/30	925,629
	3,000,000	g	Ukraine Government International Bond		7.253	03/15/33	2,513,220
	2,320,000	g,i	Ukraine Government International Bond		1.258	05/31/40	1,739,814
			TOTAL UKRAINE				9,507,176
UNITED ARAB EMIRATES - 0.9%
	2,650,000	g	Abu Dhabi Government International Bond		3.125	09/30/49	2,578,249
	2,650,000		Emirate of Dubai Government International Bonds		3.900	09/09/50	2,421,358
			TOTAL UNITED ARAB EMIRATES				4,999,607
URUGUAY - 1.0%
	3,770,000		Uruguay Government International Bond		4.375	01/23/31	4,229,186
UYU	61,000,000		Uruguay Government International Bond		8.250	05/21/31	1,336,615
			TOTAL URUGUAY				5,565,801
UZBEKISTAN - 0.7%
UZS	7,990,000,000	g	Republic of Uzbekistan Bond		14.500	11/25/23	753,015
	2,450,000	g	Republic of Uzbekistan Government International Bond		5.375	02/20/29	2,557,196
UZS	5,708,925,000	g	Republic of Uzbekistan International Bond		14.000	07/19/24	533,661
			TOTAL UZBEKISTAN				3,843,872
ZAMBIA - 0.6%
	3,900,000	g	Zambia Government International Bond		8.500	04/14/24	2,846,494
	750,000	g	Zambia Government International Bond		8.970	07/30/27	555,375
			TOTAL ZAMBIA				3,401,869
			TOTAL GOVERNMENT BONDS				267,053,496
			(Cost $287,846,089)
			TOTAL BONDS				527,456,759
			(Cost $557,115,761)
SHARES	COMPANY
COMMON STOCKS - 0.2%
SOUTH AFRICA - 0.2%
972,825 *	Petra Diamonds Ltd			1,092,474
	TOTAL SOUTH AFRICA			1,092,474
	TOTAL COMMON STOCKS			1,092,474
	(Cost $914,455)
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 4.7%
GOVERNMENT AGENCY DEBT - 1.2%
6,750,000	Federal Home Loan Bank (FHLB)	0.000	02/02/22	6,749,996
	TOTAL GOVERNMENT AGENCY DEBT			6,749,996

TIAA-CREF FUNDS - Emerging Markets Debt Fund

MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
REPURCHASE AGREEMENT - 1.5%
	$8,655,000	r	Fixed Income Clearing Corp (FICC)	0.030%	02/01/22	$8,655,000
			TOTAL REPURCHASE AGREEMENT			8,655,000
TREASURY DEBT - 0.5%
EGP	26,500,000		Egypt Treasury Bill	0.000	02/22/22	1,677,861
EGP	10,000,000		Egypt Treasury Bill	0.000	05/17/22	616,651
EGP	9,200,000		Egypt Treasury Bill	0.000	09/13/22	544,111
			TOTAL TREASURY DEBT			2,838,623
SHARES			COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
	8,331,141	c	State Street Navigator Securities Lending Government Money	0.050		8,331,141
Market Portfolio
			TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			8,331,141
			TOTAL SHORT-TERM INVESTMENTS			26,574,760
(Cost $26,572,629)
			TOTAL INVESTMENTS - 101.4%			564,500,590
(Cost $593,972,083)
			OTHER ASSETS & LIABILITIES, NET - (1.4)%			(8,048,229)
			NET ASSETS - 100.0%			$556,452,361
		BRL	Brazilian Real
		CNY	Chinese Yuan
		COP	Colombia Peso
		DOP	Dominican Republic Peso
		EGP	Egyptian Pound
		EUR	Euro
		GHS	Ghanaian Cedi
		IDR	Indonesian Rupiah
		KES	Kenya Shilling
		KZT	Kazakhstani Tenge
		LIBOR	London Interbank Offered Rate
		M	Month
		MXN	Mexican Peso
		MYR	Malaysian Ringgit
		PEN	Peruvian Sol
		RSD	Serbian Dinar
		RUB	Russian Ruble
		THB	Thai Baht
		UAH	Ukrainian Hryvnia
		UGX	Ugandan Shilling
		UYU	Uruguayan Peso
		UZS	Uzbekistani Som
		ZAR	South African Rand

* Non-income producing

†Security is categorized as Level 3 in the fair value hierarchy.

‡ Perpetual security

c Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,842,670.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/22, the aggregate value of these securities is $405,839,501 or 72.9% of net assets.

hAll or a portion of these securities were purchased on a delayed delivery basis.

iFloating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

oPayment in Kind Bond q In default

r Agreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $8,655,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 2/15/40, valued at $8,828,129.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS
INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2022
REFERENCE
PRINCIPAL			ISSUER	RATE & SPREAD
BANK LOAN OBLIGATIONS - 2.1%
CANADA - 0.1%
	$388,897	i	1011778 BC ULC	LIBOR 1 M + 1.750%
TOTAL CANADA
IRELAND - 0.1%
	261,086	i	Avolon TLB Borrower US LLC	LIBOR 3 M + 1.750%
	343,875	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%
TOTAL IRELAND
LUXEMBOURG - 0.3%
1,000,000		i	Delta 2 Lux Sarl	LIBOR 3 M + 2.500%
	428,354	i	Ineos US Finance LLC	LIBOR 3 M + 2.000%
TOTAL LUXEMBOURG
UNITED STATES - 1.6%
	332,921	i	American Airlines, Inc	LIBOR 3 M + 2.000%
1,000,000		h,i	APi Group DE, Inc	LIBOR 1 M + 2.750%
	312,976	i	Bausch Health Americas, Inc	LIBOR 3 M + 3.000%
	250,389	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%
	116,354	i	Endo Luxembourg Finance Co I Sarl	LIBOR 1 M + 5.000%
	750,000	h,i	II-VI, Inc	LIBOR 1 M + 2.750%
	997,494	i	Jazz Financing Lux Sarl	LIBOR 1 M + 3.500%
1,000,000		h,i	MKS Instruments, Inc	LIBOR 1 M + 2.250%
	294,485	i	Nielsen Finance LLC	LIBOR 3 M + 2.000%
1,000,000		i	Phoenix Newco, Inc	LIBOR 1 M + 3.500%
	409,461	i	Plantronics, Inc	LIBOR 3 M + 2.500%
	335,632	i	Sabre GLBL, Inc	LIBOR 3 M + 2.000%
	410,744	i	Samsonite IP Holdings Sarl	LIBOR 3 M + 1.750%
	325,600	i	Team Health Holdings, Inc	LIBOR 3 M + 2.750%
	625,000	h,i	Trans Union LLC	LIBOR 3 M + 2.250%
	70,000	i	Trans Union LLC	LIBOR 1 M + 5.000%
TOTAL UNITED STATES
TOTAL BANK LOAN OBLIGATIONS
(Cost $10,650,127)
BONDS - 95.2%
CORPORATE BONDS - 23.4%
AUSTRIA - 0.1%
EUR	600,000		Erste Group Bank AG.
TOTAL AUSTRIA
BELGIUM - 0.4%
EUR 800,000		z	KBC Group NV
EUR	800,000	z	Proximus SADP
TOTAL BELGIUM
BRAZIL - 0.2%
	300,000	g	B3 S.A.-Brasil Bolsa Balcao
	200,000	e,g	Natura Cosmeticos S.A.
	500,000		Suzano Austria GmbH
TOTAL BRAZIL
CANADA - 0.8%
	500,000		Enbridge, Inc
EUR	250,000	g	Fairfax Financial Holdings Ltd
	MATURITY
RATE	DATE	VALUE
1.854%	11/19/26	$382,881
		382,881
2.500	01/15/25	259,619
2.250	02/12/27	340,102
		599,721
3.500	02/01/24	995,420
2.104	03/31/24	425,677
		1,421,097
2.110	12/14/23	328,909
2.855	12/18/28	998,750
3.105	06/02/25	310,369
3.500	03/01/24	250,076
5.750	03/25/28	113,122
3.250	12/08/28	748,125
4.000	05/05/28	997,374
2.750	10/20/28	997,810
2.102	10/04/23	294,281
4.000	11/15/28	999,530
2.604	07/02/25	401,727
2.104	02/22/24	330,597
1.854	04/25/25	405,610
3.750	02/06/24	313,715
2.750	12/01/28	622,100
5.000	12/03/29	69,912
		8,182,007
		10,585,706
4.250	N/A‡	674,913
		674,913
0.750	01/21/28	886,857
0.750	11/17/36	851,483
		1,738,340
4.125	09/20/31	276,753
4.125	05/03/28	194,795
3.125	01/15/32	462,500
		934,048
5.750	07/15/80	547,500
2.750	03/29/28	298,652

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$750,000	g	GFL Environmental, Inc		4.250%	06/01/25	$757,500
1,275,000		g	MEG Energy Corp		5.875	02/01/29	1,295,719
	500,000	g	Nova Chemicals Corp		4.875	06/01/24	510,000
	315,000	g	Parkland Corp		4.625	05/01/30	302,400
	500,000	g	Parkland Fuel Corp		5.875	07/15/27	515,535
			TOTAL CANADA				4,227,306
CHILE - 0.6%
	400,000	g	Alfa Desarrollo S.p.A		4.550	09/27/51	366,328
	300,000		Celulosa Arauco y Constitucion S.A.		3.875	11/02/27	312,168
	250,000	g	Celulosa Arauco y Constitucion S.A.		4.250	04/30/29	259,065
	450,000	g	Cia Cervecerias Unidas S.A.		3.350	01/19/32	447,750
	275,000	g	Colbun S.A.		3.150	01/19/32	262,215
	425,000	g	Corp Nacional del Cobre de Chile		3.625	08/01/27	445,606
	325,000	g	Corp Nacional del Cobre de Chile		3.150	01/15/51	279,538
	200,000	g	Embotelladora Andina S.A.		3.950	01/21/50	199,252
	325,000	g	Empresa Nacional de Telecomunicaciones S.A.		3.050	09/14/32	305,500
	300,000	g	Sociedad Quimica y Minera de Chile S.A.		3.500	09/10/51	273,780
			TOTAL CHILE				3,151,202
CHINA - 0.2%
	550,000	g	ENN Clean Energy International Investment Ltd		3.375	05/12/26	543,869
	300,000	g	ENN Energy Holdings Ltd		2.625	09/17/30	290,842
	350,000	e	JD.com, Inc		3.375	01/14/30	359,343
			TOTAL CHINA				1,194,054
COLOMBIA - 0.2%
	350,000		Bancolombia S.A.		3.000	01/29/25	344,120
	300,000		Ecopetrol S.A.		5.375	06/26/26	310,200
	75,000		Ecopetrol S.A.		6.875	04/29/30	80,397
	225,000		Ecopetrol S.A.		4.625	11/02/31	207,292
			TOTAL COLOMBIA				942,009
CZECH REPUBLIC - 0.1%
EUR	300,000	z	CPI Property Group S.A.		1.750	01/14/30	324,606
			TOTAL CZECH REPUBLIC				324,606
DENMARK - 0.1%
GBP	500,000		Danske Bank A.S.		2.250	01/14/28	662,193
			TOTAL DENMARK				662,193
FRANCE - 1.4%
EUR	600,000		Airbus SE		2.375	06/09/40	730,396
EUR	250,000	g	Altice France S.A.		5.875	02/01/27	289,875
EUR	600,000	g	Altice France S.A.		3.375	01/15/28	628,673
EUR	600,000		Electricite de France S.A.		2.000	10/02/30	725,278
EUR	500,000	z	Electricite de France S.A.		1.000	11/29/33	536,885
GBP	500,000		Electricite de France S.A.		5.500	10/17/41	882,586
EUR	500,000	z	Engie S.A.		1.875	N/A‡	540,663
EUR	835,000	g	Iliad Holding SAS		5.125	10/15/26	955,312
EUR	300,000	z	La Poste S.A.		0.625	01/18/36	308,358
GBP	700,000	z	Societe Generale S.A.		1.250	12/07/27	875,313
EUR	500,000	z	Societe Generale S.A.		0.500	06/12/29	534,875
			TOTAL FRANCE				7,008,214
GERMANY - 0.9%
	900,000		Deutsche Bank AG.		3.742	01/07/33	870,197
EUR	750,000	g,o	IHO Verwaltungs GmbH		3.750	09/15/26	853,225
EUR 600,000			Volkswagen Bank GmbH		2.500	07/31/26	723,144
GBP	800,000		Volkswagen International Finance NV		3.375	11/16/26	1,128,551
EUR	800,000		Vonovia SE		0.625	12/14/29	862,324
			TOTAL GERMANY				4,437,441

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
HUNGARY - 0.1%
EUR	400,000	z	MVM Energetika Zrt		0.875%	11/18/27	$432,791
			TOTAL HUNGARY				432,791
INDIA - 0.3%
	$300,000	g	Adani Electricity Mumbai Ltd		3.867	07/22/31	283,544
	425,000	g	Bharti Airtel Ltd		3.250	06/03/31	418,884
	200,000	g	CA Magnum Holdings		5.375	10/31/26	203,690
	200,000	g	Indian Railway Finance Corp Ltd		3.249	02/13/30	197,364
	250,000	z	Power Finance Corp Ltd		3.350	05/16/31	239,098
	225,000	g	UltraTech Cement Ltd		2.800	02/16/31	210,369
			TOTAL INDIA				1,552,949
INDONESIA - 0.1%
	225,000	g	Pelabuhan Indonesia III Persero PT		4.500	05/02/23	231,435
	200,000	g	Pertamina Persero PT		3.650	07/30/29	205,227
	225,000	g	Perusahaan Listrik Negara PT		4.875	07/17/49	222,358
			TOTAL INDONESIA				659,020
IRELAND - 0.2%
EUR 1,000,000		z	Bank of Ireland Group plc		0.375	05/10/27	1,093,270
			TOTAL IRELAND				1,093,270
ISRAEL - 0.3%
	500,000	g	Bank Hapoalim BM		3.255	01/21/32	486,250
	300,000	g	Bank Leumi Le-Israel BM		3.275	01/29/31	294,750
	625,000	g	Israel Electric Corp Ltd		4.250	08/14/28	678,541
			TOTAL ISRAEL				1,459,541
ITALY - 0.2%
	200,000	g	Intesa Sanpaolo S.p.A		4.198	06/01/32	191,517
	750,000	g	UniCredit S.p.A		2.569	09/22/26	735,728
			TOTAL ITALY				927,245
JAPAN - 0.3%
EUR	500,000	z	Mitsubishi UFJ Financial Group, Inc		0.872	09/07/24	571,055
EUR	500,000	z	Sumitomo Mitsui Financial Group, Inc		0.819	07/23/23	569,616
EUR	500,000		Takeda Pharmaceutical Co Ltd		1.375	07/09/32	563,820
			TOTAL JAPAN				1,704,491
KAZAKHSTAN - 0.2%
	475,000	g	KazTransGas JSC		4.375	09/26/27	499,162
	400,000	g	Tengizchevroil Finance Co International Ltd		2.625	08/15/25	392,247
			TOTAL KAZAKHSTAN				891,409
KUWAIT - 0.1%
	625,000	g	NBK SPC Ltd		1.625	09/15/27	598,437
			TOTAL KUWAIT				598,437
LUXEMBOURG - 0.4%
EUR 1,000,000		g	Albion Financing	SARL	5.250	10/15/26	1,102,678
EUR	250,000	z	Czech Gas Networks Investments Sarl		0.450	09/08/29	269,376
EUR	150,000	z	GTC Aurora Luxembourg S.A.		2.250	06/23/26	163,663
EUR	500,000	z	ProLogis International Funding II S.A.		2.375	11/14/30	616,586
			TOTAL LUXEMBOURG				2,152,303
MALAYSIA - 0.2%
	300,000	g	CIMB Bank Bhd		2.125	07/20/27	296,557
	400,000	g	Genm Capital Labuan Ltd		3.882	04/19/31	372,052
	250,000	g	Petronas Energy Canada Ltd		2.112	03/23/28	244,258
			TOTAL MALAYSIA				912,867
MEXICO - 0.3%
	375,000	g	Becle SAB de C.V.		2.500	10/14/31	352,770

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$375,000	g	Orbia Advance Corp SAB de C.V.		1.875%	05/11/26	$360,750
EUR	200,000		Petroleos Mexicanos		1.875	04/21/22	224,854
	500,000	g	Sigma Alimentos S.A. de C.V.		4.125	05/02/26	520,630
			TOTAL MEXICO				1,459,004
NETHERLANDS - 0.4%
EUR	600,000		Cooperatieve Rabobank UA		3.250	N/A‡	669,019
EUR 1,300,000		g	VZ Secured Financing BV		3.500	01/15/32	1,379,345
			TOTAL NETHERLANDS				2,048,364
PANAMA - 0.1%
	200,000	g	Aeropuerto Internacional de Tocumen S.A.		4.000	08/11/41	193,834
	200,000	g	Aeropuerto Internacional de Tocumen S.A.		5.125	08/11/61	196,100
	300,000	g	Banco General S.A.		4.125	08/07/27	315,753
			TOTAL PANAMA				705,687
PERU - 0.0%
	200,000	g	Kallpa Generacion SA		4.125	08/16/27	202,752
			TOTAL PERU				202,752
POLAND - 0.1%
EUR 300,000		z	mBank S.A.		0.966	09/21/27	326,535
EUR	250,000	z	Polski Koncern Naftowy ORLEN S.A.		1.125	05/27/28	279,142
			TOTAL POLAND				605,677
QATAR - 0.7%
	300,000	z	CBQ Finance Ltd		2.000	05/12/26	292,961
	300,000	z	QNB Finance Ltd		1.625	09/22/25	293,321
CNY 16,000,000			QNB Finance Ltd		3.150	02/04/26	2,490,530
	250,000	z	QNB Finance Ltd		2.750	02/12/27	252,415
			TOTAL QATAR				3,329,227
ROMANIA - 0.1%
EUR	250,000	z	NE Property BV		2.000	01/20/30	273,452
			TOTAL ROMANIA				273,452
RUSSIA - 0.2%
EUR	400,000	g	Gazprom PJSC via Gaz Finance plc		1.850	11/17/28	409,567
	200,000	g	LUKOIL Securities BV		3.875	05/06/30	188,500
	300,000	g	Phosagro OAO Via Phosagro Bond Funding DAC		2.600	09/16/28	270,017
			TOTAL RUSSIA				868,084
SAUDI ARABIA - 0.2%
	500,000	g	Arabian Centres Sukuk II Ltd		5.625	10/07/26	483,550
	200,000	g	S.A. Global Sukuk Ltd		0.946	06/17/24	195,046
	250,000	g	SABIC Capital II BV		4.000	10/10/23	259,976
	275,000	g	Saudi Arabian Oil Co		2.250	11/24/30	260,831
			TOTAL SAUDI ARABIA				1,199,403
SINGAPORE - 0.1%
EUR	200,000	z	Temasek Financial I Ltd		0.500	11/20/31	220,246
	500,000	g	United Overseas Bank Ltd		2.000	10/14/31	489,021
			TOTAL SINGAPORE				709,267
SOUTH AFRICA - 0.2%
1,250,000		z	Eskom Holdings SOC Ltd		4.314	07/23/27	1,200,533
			TOTAL SOUTH AFRICA				1,200,533
SPAIN - 0.2%
	800,000		Banco Santander S.A.		7.500	N/A‡	849,872
			TOTAL SPAIN				849,872
SWITZERLAND - 0.7%
EUR	750,000	z	Cloverie plc for Zurich Insurance Co Ltd		1.500	12/15/28	877,529

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
GBP	500,000		Credit Suisse Group AG.		2.250%	06/09/28	$656,055
EUR 600,000		z	UBS Group AG		0.250	11/05/28	647,612
EUR 1,000,000		z	UBS Group AG.		0.250	02/24/28	1,077,763
			TOTAL SWITZERLAND				3,258,959
TANZANIA, UNITED REPUBLIC OF - 0.1%
	$450,000		AngloGold Ashanti Holdings plc		3.750	10/01/30	441,585
			TOTAL TANZANIA, UNITED REPUBLIC OF				441,585
THAILAND - 0.2%
	430,000	g	Bangkok Bank PCL		3.466	09/23/36	417,527
	200,000	g,z	PTTEP Treasury Center Co Ltd		2.587	06/10/27	200,317
	300,000	g	Thaioil Treasury Center Co Ltd		2.500	06/18/30	276,624
			TOTAL THAILAND				894,468
TURKEY - 0.1%
EUR	250,000	z	Arcelik AS.		3.000	05/27/26	274,412
			TOTAL TURKEY				274,412
UNITED ARAB EMIRATES - 0.3%
	200,000	g	DAE Funding LLC		3.375	03/20/28	197,489
	300,000	z	EI Sukuk Co Ltd		1.827	09/23/25	297,064
GBP	300,000	z	First Abu Dhabi Bank PJSC		1.375	02/19/23	401,953
	300,000		National Central Cooling Co PJSC		2.500	10/21/27	288,921
	300,000	g	Sweihan PV Power Co PJSC		3.625	01/31/49	289,306
			TOTAL UNITED ARAB EMIRATES				1,474,733
UNITED KINGDOM - 2.0%
EUR	800,000	z	Barclays plc		0.625	11/14/23	904,074
EUR	800,000	z	Barclays plc		0.877	01/28/28	859,694
GBP	500,000		BAT International Finance plc		4.000	09/04/26	707,058
UGX 3,000,000,000		†,g	ICBC Standard Bank plc		14.250	06/26/34	830,365
GBP	750,000		Lloyds Banking Group plc		1.985	12/15/31	970,960
EUR	750,000		Natwest Group plc		1.750	03/02/26	868,956
EUR	750,000		RELX Capital, Inc		1.300	05/12/25	867,801
EUR	600,000	z	Standard Chartered plc		0.800	11/17/29	655,452
EUR	700,000	z	Standard Chartered plc		1.200	09/23/31	767,960
GBP	400,000		Tesco Corporate Treasury Services plc		2.750	04/27/30	539,917
GBP	700,000		Virgin Money UK plc		3.375	04/24/26	957,684
GBP 1,055,000		g	Vmed O2 UK Financing I plc		4.500	07/15/31	1,344,397
			TOTAL UNITED KINGDOM				10,274,318
UNITED STATES - 10.0%
EUR	500,000	z	Abbott Ireland Financing DAC		1.500	09/27/26	588,656
EUR 1,200,000			AbbVie, Inc		1.250	06/01/24	1,381,074
EUR	900,000	g	Adient Global Holdings Ltd		3.500	08/15/24	1,022,317
JPY 100,000,000			Aflac, Inc		0.550	03/12/30	856,527
EUR	250,000	g	Allied Universal Holdco LLC		3.625	06/01/28	264,033
EUR	575,000		American Honda Finance Corp		1.950	10/18/24	676,681
EUR	300,000		American Tower Corp		1.375	04/04/25	345,047
EUR	650,000		American Tower Corp		0.450	01/15/27	706,503
EUR	500,000		Aptiv plc		1.500	03/10/25	577,485
EUR	750,000	g	Ardagh Metal Packaging Finance USA LLC		2.000	09/01/28	803,508
EUR	750,000	g	Ardagh Metal Packaging Finance USA LLC		3.000	09/01/29	791,443
EUR	300,000	g	Ashland Services BV		2.000	01/30/28	329,231
EUR	500,000		AT&T, Inc		2.350	09/05/29	609,618
EUR	750,000	g	Avantor Funding, Inc		3.875	07/15/28	850,068
EUR	575,000		Ball Corp		0.875	03/15/24	643,099
EUR	500,000	z	Bank of America Corp		1.662	04/25/28	581,135
EUR	500,000	z	Bank of America Corp		0.654	10/26/31	533,929
EUR	700,000		Becton Dickinson & Co		1.401	05/24/23	800,531
EUR	670,000		Becton Dickinson & Co		1.900	12/15/26	795,270
EUR	600,000	z	Blackstone Private Credit Fund		1.750	11/30/26	662,580
EUR	100,000		Capital One Financial Corp		0.800	06/12/24	113,769

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
EUR	400,000		Celanese US Holdings LLC		0.625%	09/10/28	$433,697
EUR	750,000		Chubb INA Holdings, Inc		1.550	03/15/28	875,981
EUR	350,000		Chubb INA Holdings, Inc		1.400	06/15/31	401,637
EUR	750,000	z	Citigroup, Inc		1.250	07/06/26	861,219
EUR 700,000			Comcast Corp		0.250	05/20/27	769,353
EUR	1,250,000	g	Coty, Inc		3.875	04/15/26	1,403,013
EUR	500,000	g	Dana Financing Luxembourg Sarl		3.000	07/15/29	541,062
EUR	500,000	g	Diebold Nixdorf Dutch Holding BV		9.000	07/15/25	594,683
GBP	600,000		Digital Stout Holding LLC		3.750	10/17/30	872,980
GBP	200,000		Discovery Communications LLC		2.500	09/20/24	272,721
EUR 800,000			Dow Chemical Co		0.500	03/15/27	880,824
EUR	500,000		FedEx Corp		1.625	01/11/27	588,123
EUR	375,000		Fidelity National Information Services, Inc		1.100	07/15/24	429,384
GBP	600,000		Fiserv, Inc		3.000	07/01/31	834,424
EUR	750,000	z	General Motors Financial Co, Inc		0.600	05/20/27	814,811
EUR	400,000		Goldman Sachs Group, Inc		1.375	05/15/24	457,216
EUR	500,000	z	Goldman Sachs Group, Inc		0.250	01/26/28	534,672
EUR	295,000	g	Goodyear Europe BV		2.750	08/15/28	329,217
EUR	1,000,000		Honeywell International, Inc		0.000	03/10/24	1,123,474
EUR	600,000		International Business Machines Corp		0.650	02/11/32	645,186
EUR	500,000	g	International Game Technology plc		3.500	06/15/26	563,961
EUR	500,000	g	IQVIA, Inc		1.750	03/15/26	558,298
$1,000,000			JPMorgan Chase & Co		3.650	N/A‡	961,370
EUR	450,000	g	Liberty Mutual Group, Inc		2.750	05/04/26	546,751
EUR	650,000		Liberty Mutual Group, Inc		2.750	05/04/26	789,751
GBP 600,000			McKesson Corp		3.125	02/17/29	838,439
EUR	600,000	z	Metropolitan Life Global Funding I		0.550	06/16/27	671,266
EUR	600,000	z	Mondelez International Holdings Netherlands BV		1.250	09/09/41	621,638
EUR	670,000		Morgan Stanley		1.342	10/23/26	772,208
EUR	400,000	g	OI European Group BV		3.125	11/15/24	456,052
EUR	500,000	g	Olympus Water US Holding Corp		3.875	10/01/28	544,016
EUR	100,000	g	Organon Finance	LLC	2.875	04/30/28	109,050
1,250,000		g	Organon Finance	LLC	5.125	04/30/31	1,250,000
1,075,000			Plains All American Pipeline LP		3.800	09/15/30	1,096,925
EUR	540,000		ProLogis Euro Finance LLC		0.375	02/06/28	590,462
EUR	500,000	g	Scientific Games International, Inc		3.375	02/15/26	564,421
EUR	400,000		Silgan Holdings, Inc		3.250	03/15/25	447,969
1,500,000			Skyworks Solutions, Inc		0.900	06/01/23	1,484,139
2,000,000		g,h,i	SMR Mortgage Trust		4.010	02/15/39	1,987,802
EUR	700,000		Southern Co		1.875	09/15/81	751,549
EUR	450,000		Stryker Corp		2.625	11/30/30	563,444
EUR	1,100,000		SYSCO Corp		1.250	06/23/23	1,253,523
EUR	700,000		The Procter & Gamble Company		0.625	10/30/24	799,407
EUR	500,000		The Procter & Gamble Company		1.875	10/30/38	624,645
EUR	1,100,000		Thermo Fisher Scientific Finance I BV		0.800	10/18/30	1,216,997
	125,000	g	Univision Communications, Inc		4.500	05/01/29	123,805
EUR	400,000		Verizon Communications, Inc		1.875	10/26/29	479,518
EUR	600,000		Walmart, Inc		2.550	04/08/26	733,559
EUR	1,000,000		Whirlpool EMEA Finance Sarl		0.500	02/20/28	1,096,751
			TOTAL UNITED STATES				50,093,897
			TOTAL CORPORATE BONDS				117,842,343
			(Cost $121,833,891)
GOVERNMENT BONDS - 66.8%
AUSTRALIA - 1.4%
AUD	3,650,000		Australia Government Bond		0.250	11/21/25	2,471,866
AUD	2,100,000	z	Australia Government Bond		2.250	05/21/28	1,537,184
AUD	2,550,000	z	Australia Government Bond		1.750	06/21/51	1,531,018
AUD	1,685,000		New South Wales Treasury Corp		3.000	04/20/29	1,264,030
			TOTAL AUSTRALIA				6,804,098

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BELGIUM - 0.5%
EUR	2,125,000	g	Kingdom of Belgium Government International Bond		0.000%	10/22/27	$2,393,314
			TOTAL BELGIUM				2,393,314
BENIN - 0.3%
EUR	1,275,000	g	Benin Government International Bond		4.950	01/22/35	1,332,742
			TOTAL BENIN				1,332,742
BRAZIL - 0.2%
	$1,000,000		Brazilian Government International Bond		3.875	06/12/30	941,540
			TOTAL BRAZIL				941,540
CAMEROON - 0.1%
EUR 650,000		g	Republic of Cameroon International Bond		5.950	07/07/32	670,090
			TOTAL CAMEROON				670,090
CANADA - 3.1%
CAD	3,050,000	g	Canada Housing Trust No		1.100	12/15/26	2,304,242
CAD	2,625,000		Canadian Government Bond		2.000	06/01/28	2,107,992
CAD	2,550,000		Canadian Government Bond		2.000	12/01/51	1,979,979
CAD	1,800,000		Canadian Government International Bond		2.000	09/01/23	1,433,104
CAD	1,300,000		Canadian Government International Bond		5.000	06/01/37	1,420,320
CAD	1,350,000		Hydro-Quebec		4.000	02/15/55	1,303,419
CAD	1,600,000		Province of British Columbia Canada		2.550	06/18/27	1,289,277
CAD	1,600,000		Province of New Brunswick Canada		3.100	08/14/28	1,322,519
CAD	1,300,000		Province of Ontario Canada		2.150	06/02/31	997,118
CAD	1,100,000		Province of Ontario Canada		1.900	12/02/51	688,998
CAD	1,000,000		Province of Quebec Canada		2.750	09/01/27	813,523
			TOTAL CANADA				15,660,491
CHILE - 0.2%
	600,000		Chile Government International Bond		2.750	01/31/27	608,106
EUR 650,000			Chile Government International Bond		1.250	01/22/51	616,820
			TOTAL CHILE				1,224,926
CHINA - 10.8%
CNY	83,560,000		China Government Bond		2.880	11/05/23	13,298,405
CNY	14,900,000		China Government Bond		2.910	10/14/28	2,375,198
CNY	14,500,000		China Government Bond		3.270	11/19/30	2,364,025
CNY	12,700,000		China Government Bond		3.810	09/14/50	2,159,853
CNY	24,800,000		China Government Bond		3.720	04/12/51	4,173,059
CNY	27,700,000		China Government International Bond		2.360	07/02/23	4,364,694
CNY	49,600,000		China Government International Bond		2.940	10/17/24	7,925,501
CNY	60,500,000		China Government International Bond		3.120	12/05/26	9,774,835
CNY	18,900,000		China Government International Bond		3.860	07/22/49	3,224,843
CNY	30,000,000		China Government International Bond		3.390	03/16/50	4,731,577
			TOTAL CHINA				54,391,990
COLOMBIA - 0.3%
COP 6,100,000,000			Colombian TES		7.000	06/30/32	1,335,033
			TOTAL COLOMBIA				1,335,033
COTE D'IVOIRE - 0.2%
EUR	1,000,000	g	Ivory Coast Government International Bond		5.875	10/17/31	1,130,690
EUR 100,000		g	Ivory Coast Government International Bond		4.875	01/30/32	105,285
			TOTAL COTE D'IVOIRE				1,235,975
CROATIA - 0.2%
EUR	1,000,000	z	Croatia Government International Bond		1.125	03/04/33	1,071,203
			TOTAL CROATIA				1,071,203
CYPRUS - 1.2%
EUR	1,300,000	z	Cyprus Government International Bond		2.375	09/25/28	1,615,576
EUR	1,100,000	z	Cyprus Government International Bond		0.625	01/21/30	1,205,311

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
EUR	1,550,000	z	Cyprus Government International Bond		0.950%	01/20/32	$1,702,217
EUR	575,000	z	Cyprus Government International Bond		2.750	02/26/34	752,278
EUR	500,000	z	Cyprus Government International Bond		2.750	05/03/49	702,174
			TOTAL CYPRUS				5,977,556
DOMINICAN REPUBLIC - 0.2%
DOP	15,000,000	g	Dominican Republic Government International Bond		9.750	06/05/26	285,306
	$750,000	g	Dominican Republic Government International Bond		4.875	09/23/32	735,757
			TOTAL DOMINICAN REPUBLIC				1,021,063
ECUADOR - 0.1%
	78,000	g	Ecuador Government International Bond		0.000	07/31/30	45,732
	441,250	g	Ecuador Government International Bond (Step Bond)		5.000	07/31/30	382,784
	309,125	g	Ecuador Government International Bond (Step Bond)		1.000	07/31/35	218,397
			TOTAL ECUADOR				646,913
EGYPT - 0.8%
	850,000	g	Egypt Government International Bond		5.750	05/29/24	869,750
EGP	16,250,000		Egypt Government International Bond		15.900	07/02/24	1,064,444
	525,000	g	Egypt Government International Bond		7.600	03/01/29	505,411
EUR	900,000	g	Egypt Government International Bond		6.375	04/11/31	886,700
	300,000	g	Egypt Government International Bond		7.053	01/15/32	264,130
	675,000	g	Egypt Government International Bond		8.500	01/31/47	562,685
			TOTAL EGYPT				4,153,120
EL SALVADOR - 0.1%
	1,000,000	g	El Salvador Government International Bond		6.375	01/18/27	565,010
			TOTAL EL SALVADOR				565,010
FRANCE - 3.2%
EUR	4,500,000		French Republic Government Bond OAT		0.500	05/25/25	5,185,486
EUR	3,775,000		French Republic Government Bond OAT		0.750	11/25/28	4,433,184
EUR	2,450,000	g	French Republic Government Bond OAT		0.500	05/25/40	2,619,541
EUR	910,000	g	French Republic Government Bond OAT		0.750	05/25/52	952,003
EUR 2,500,000		z	UNEDIC ASSEO		0.250	07/16/35	2,641,421
			TOTAL FRANCE				15,831,635
GERMANY - 0.3%
EUR	1,200,000		Bundesrepublik Deutschland Bundesanleihe		0.000	02/15/31	1,355,422
			TOTAL GERMANY				1,355,422
GHANA - 0.5%
	166,667	g	Ghana Government International Bond		9.250	09/15/22	166,333
	500,000	g	Ghana Government International Bond		7.750	04/07/29	391,879
	825,000	g	Ghana Government International Bond		8.125	03/26/32	630,189
	1,000,000	g	Ghana Government International Bond		8.627	06/16/49	746,250
GHS	4,300,000		Republic of Ghana Government Bonds		16.500	02/06/23	663,084
			TOTAL GHANA				2,597,735
GREECE - 1.2%
EUR	575,000	g	Hellenic Republic Government International Bond		3.875	03/12/29	751,131
EUR	2,300,000	g	Hellenic Republic Government International Bond		1.500	06/18/30	2,555,562
EUR	1,300,000	g	Hellenic Republic Government International Bond		0.750	06/18/31	1,336,285
EUR	1,100,000	g	Hellenic Republic Government International Bond		1.750	06/18/32	1,220,326
			TOTAL GREECE				5,863,304
GUATEMALA - 0.2%
	775,000	g	Guatemala Government International Bond		6.125	06/01/50	845,602
			TOTAL GUATEMALA				845,602
HONDURAS - 0.0%
	200,000	g	Honduras Government International Bond		5.625	06/24/30	195,000
			TOTAL HONDURAS				195,000

TIAA-CREF FUNDS - International Bond Fund

					REFERENCE		MATURITY
PRINCIPAL				ISSUER	RATE & SPREAD	RATE	DATE	VALUE
HUNGARY - 0.1%
	EUR	600,000	z	Hungary Government International Bond		1.750%	06/05/35	$685,860
				TOTAL HUNGARY				685,860
ICELAND - 0.1%
	EUR	400,000	z	Iceland Government International Bond		0.000	04/15/28	436,634
				TOTAL ICELAND				436,634
INDIA - 0.1%
		$200,000		Export-Import Bank of India		3.875	03/12/24	206,960
		250,000	g	Export-Import Bank of India		2.250	01/13/31	226,626
				TOTAL INDIA				433,586
INDONESIA - 0.4%
IDR	13,000,000,000			Indonesia Treasury Bond		8.125	05/15/24	977,124
IDR	17,000,000,000			Indonesia Treasury Bond		6.375	04/15/32	1,173,370
				TOTAL INDONESIA				2,150,494
ISRAEL - 0.7%
	ILS	5,250,000		Israel Government International Bond		5.500	01/31/42	2,509,149
	ILS	3,200,000		Israel Government International Bond		3.750	03/31/47	1,233,496
				TOTAL ISRAEL				3,742,645
ITALY - 4.3%
	EUR	5,525,000		Italy Buoni Poliennali Del Tesoro		2.450	10/01/23	6,485,226
	EUR	3,950,000		Italy Buoni Poliennali Del Tesoro		1.250	12/01/26	4,595,679
	EUR	3,675,000		Italy Buoni Poliennali Del Tesoro		0.950	09/15/27	4,193,957
	EUR	2,400,000	g	Italy Buoni Poliennali Del Tesoro		0.950	03/01/37	2,448,544
	EUR	900,000	g	Italy Buoni Poliennali Del Tesoro		3.450	03/01/48	1,302,801
	EUR	1,050,000	g	Italy Buoni Poliennali Del Tesoro		3.850	09/01/49	1,623,692
	EUR	950,000	g	Italy Buoni Poliennali Del Tesoro		1.700	09/01/51	980,851
				TOTAL ITALY				21,630,750
JAPAN - 11.2%
	JPY	13,000,000		Japan Finance Organization for Municipalities		0.440	08/15/25	114,597
	JPY	21,000,000		Japan Finance Organization for Municipalities		0.320	01/19/26	184,522
	JPY	30,000,000		Japan Finance Organization for Municipalities		0.145	02/16/26	261,806
	JPY	14,000,000		Japan Finance Organization for Municipalities		0.020	05/22/26	121,528
	JPY	402,000,000		Japan Government Five Year Bond		0.100	06/20/23	3,501,290
	JPY	268,000,000		Japan Government Five Year Bond		0.005	09/20/26	2,331,320
	JPY	330,000,000		Japan Government Ten Year Bond		0.100	06/20/28	2,883,252
	JPY	322,000,000		Japan Government Ten Year Bond		0.100	09/20/29	2,808,740
	JPY	325,000,000		Japan Government Ten Year Bond		0.100	12/20/29	2,832,570
	JPY	210,000,000		Japan Government Ten Year Bond		0.100	03/20/30	1,829,207
	JPY	425,000,000		Japan Government Ten Year Bond		0.100	06/20/30	3,697,201
	JPY	513,000,000		Japan Government Ten Year Bond		0.100	09/20/30	4,458,444
	JPY	525,950,000		Japan Government Thirty Year Bond		2.500	09/20/34	5,808,766
	JPY	457,700,000		Japan Government Thirty Year Bond		0.500	09/20/46	3,824,087
	JPY	73,000,000		Japan Government Thirty Year Bond		0.600	09/20/50	606,458
	JPY	533,000,000		Japan Government Thirty Year Bond		0.700	09/20/51	4,539,240
	JPY	340,000,000		Japan Government Twenty Year Bond		2.100	03/20/26	3,214,564
	JPY	117,000,000		Japan Government Twenty Year Bond		1.700	03/20/32	1,170,208
	JPY	278,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	2,487,246
	JPY	256,000,000		Japan Government Twenty Year Bond		0.500	06/20/38	2,241,103
	JPY	660,000,000		Japan Government Twenty Year Bond		0.700	09/20/38	5,951,635
	JPY	185,000,000		Japan Government Twenty Year Bond		0.300	06/20/39	1,557,160
				TOTAL JAPAN				56,424,944
KENYA - 0.4%
		1,200,000	g	Kenya Government International Bond		7.000	05/22/27	1,231,972
		575,000	g	Kenya Government International Bond		6.300	01/23/34	538,066
				TOTAL KENYA				1,770,038

TIAA-CREF FUNDS - International Bond Fund

					REFERENCE		MATURITY
PRINCIPAL				ISSUER	RATE & SPREAD	RATE	DATE	VALUE
KOREA, REPUBLIC OF - 2.7%
		$200,000		Export-Import Bank of Korea		3.000%	11/01/22	$202,626
KRW	2,220,000,000			Korea Treasury Bond		2.250	09/10/23	1,851,158
KRW	1,800,000,000			Korea Treasury Bond		1.125	06/10/24	1,458,365
KRW	3,800,000,000			Korea Treasury Bond		1.500	03/10/25	3,079,176
KRW	1,200,000,000			Korea Treasury Bond		1.375	12/10/29	908,160
KRW	3,420,000,000			Korea Treasury Bond		2.000	06/10/31	2,687,865
KRW	4,435,000,000			Korea Treasury Bond		2.375	09/10/38	3,557,922
				TOTAL KOREA, REPUBLIC OF				13,745,272
LEBANON - 0.0%
		1,400,000	†,q,z	Lebanon Government International Bond		6.850	03/23/27	145,250
				TOTAL LEBANON				145,250
MACEDONIA - 0.2%
	EUR	1,050,000	g	North Macedonia Government International Bond		3.675	06/03/26	1,236,100
				TOTAL MACEDONIA				1,236,100
MALAYSIA - 0.5%
	MYR	5,700,000		Malaysia Government Bond		3.828	07/05/34	1,332,524
	MYR	5,400,000		Malaysia Government Bond		3.757	05/22/40	1,206,656
				TOTAL MALAYSIA				2,539,180
MEXICO - 0.8%
MXN 30,800,000				Mexican Bonos		5.750	03/05/26	1,398,080
MXN 34,100,000				Mexican Bonos		8.500	11/18/38	1,739,814
		1,025,000		Mexico Government International Bond		4.280	08/14/41	1,003,772
				TOTAL MEXICO				4,141,666
MONGOLIA - 0.1%
		550,000	g	Mongolia Government International Bond		4.450	07/07/31	513,664
				TOTAL MONGOLIA				513,664
MOROCCO - 0.4%
	EUR 850,000		g	Morocco Government International Bond		1.375	03/30/26	958,598
	EUR	1,100,000	g	Morocco Government International Bond		1.500	11/27/31	1,105,799
				TOTAL MOROCCO				2,064,397
NETHERLANDS - 0.6%
	EUR	2,200,000	g	Netherlands Government Bond		0.000	01/15/52	2,189,346
	EUR 550,000		g	Netherlands Government International Bond		2.750	01/15/47	981,068
				TOTAL NETHERLANDS				3,170,414
NEW ZEALAND - 0.3%
	NZD	2,370,000		New Zealand Government Bond		2.000	05/15/32	1,471,915
				TOTAL NEW ZEALAND				1,471,915
NIGERIA - 0.3%
		1,325,000	g	Nigeria Government International Bond		6.500	11/28/27	1,327,204
				TOTAL NIGERIA				1,327,204
NORWAY - 1.0%
	NOK	9,000,000		City of Oslo Norway		2.050	10/31/24	1,007,365
NOK		34,375,000	g	Norway Government International Bond		2.000	04/26/28	3,879,436
				TOTAL NORWAY				4,886,801
PAKISTAN - 0.5%
		1,250,000	g	Pakistan Global Sukuk Programme Co Ltd		7.950	01/31/29	1,281,571
		1,000,000	g	Pakistan Government International Bond		6.000	04/08/26	962,925
				TOTAL PAKISTAN				2,244,496
PANAMA - 0.4%
		1,200,000		Panama Bonos del Tesoro		3.362	06/30/31	1,180,800

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$1,000,000		Panama Notas del Tesoro		3.750%	04/17/26	$1,037,600
			TOTAL PANAMA				2,218,400
PARAGUAY - 0.2%
	925,000	g	Paraguay Government International Bond		5.400	03/30/50	989,759
			TOTAL PARAGUAY				989,759
PHILIPPINES - 0.1%
PHP	27,000,000		Philippine Government International Bond		6.250	01/14/36	582,711
			TOTAL PHILIPPINES				582,711
REPUBLIC OF SERBIA - 1.0%
EUR	1,700,000	g	Serbia Government International Bond		1.500	06/26/29	1,808,631
EUR	725,000	g	Serbia Government International Bond		2.050	09/23/36	717,222
RSD	120,000,000		Serbia Treasury Bonds		5.875	02/08/28	1,283,937
RSD	101,500,000		Serbia Treasury Bonds		4.500	08/20/32	1,020,435
			TOTAL REPUBLIC OF SERBIA				4,830,225
ROMANIA - 0.9%
RON 9,500,000			Romania Government Bond		4.150	01/26/28	2,051,644
	660,000	g	Romanian Government International Bond		3.000	02/27/27	660,949
EUR	800,000	g	Romanian Government International Bond		2.000	01/28/32	796,213
EUR	850,000	g	Romanian Government International Bond		2.000	04/14/33	823,969
			TOTAL ROMANIA				4,332,775
RUSSIA - 0.3%
RUB	90,000,000		Russian Federal Bond-OFZ		4.500	07/16/25	999,046
RUB	37,000,000		Russian Federal Bond-OFZ		6.900	07/23/31	408,158
			TOTAL RUSSIA				1,407,204
RWANDA - 0.5%
	2,450,000	g	Rwanda International Government Bond		5.500	08/09/31	2,405,036
			TOTAL RWANDA				2,405,036
SENEGAL - 0.4%
EUR	1,000,000	g	Senegal Government International Bond		4.750	03/13/28	1,120,469
EUR	825,000	g	Senegal Government International Bond		5.375	06/08/37	852,030
			TOTAL SENEGAL				1,972,499
SINGAPORE - 0.5%
SGD	3,525,000		Singapore Government Bond		1.625	07/01/31	2,574,476
			TOTAL SINGAPORE				2,574,476
SOUTH AFRICA - 0.4%
ZAR	12,900,000		Republic of South Africa Government Bond		8.875	02/28/35	752,745
ZAR	16,500,000		South Africa Government International Bond		7.000	02/28/31	904,712
ZAR	7,800,000		South Africa Government International Bond		8.750	01/31/44	427,559
			TOTAL SOUTH AFRICA				2,085,016
SPAIN - 3.5%
EUR	3,875,000	g	Spain Government Bond		0.500	10/31/31	4,252,667
EUR	4,600,000	g	Spain Government International Bond		2.750	10/31/24	5,597,460
EUR	1,095,000	g	Spain Government International Bond		1.400	07/30/28	1,314,286
EUR	1,875,000	g	Spain Government International Bond		0.600	10/31/29	2,129,165
EUR	1,250,000	g	Spain Government International Bond		0.100	04/30/31	1,331,702
EUR	2,650,000	g	Spain Government International Bond		1.200	10/31/40	2,933,269
			TOTAL SPAIN				17,558,549
SUPRANATIONAL - 2.5%
	1,200,000	g	Africa Finance Corp		2.875	04/28/28	1,174,499
GBP	695,000		African Development Bank		0.500	06/22/26	898,285
	750,000	z	African Export-Import Bank		5.250	10/11/23	785,868
	750,000	g	African Export-Import Bank		2.634	05/17/26	739,935
INR	105,000,000		Asian Development Bank		6.200	10/06/26	1,408,489

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$1,250,000	g	Banque Ouest Africaine de Developpement		4.700%	10/22/31	$1,343,464
EUR 650,000		g	Banque Ouest Africaine de Developpement		2.750	01/22/33	746,565
	1,700,000	†	European Bank for Reconstruction & Development		10.000	02/28/23	1,472,213
AUD	2,150,000		Inter-American Development Bank		4.750	08/27/24	1,649,158
CAD	1,600,000		International Bank for Reconstruction & Development		1.900	01/16/25	1,264,468
GBP 700,000			International Finance Corp		0.250	12/15/25	901,308
			TOTAL SUPRANATIONAL				12,384,252
SWEDEN - 0.2%
SEK 9,000,000			Sweden Government Bond		0.500	11/24/45	901,259
			TOTAL SWEDEN				901,259
THAILAND - 0.7%
THB	30,000,000		Thailand Government International Bond		1.450	12/17/24	914,734
THB	55,000,000		Thailand Government International Bond		3.300	06/17/38	1,752,305
THB	29,000,000		Thailand Government International Bond		2.000	06/17/42	754,227
			TOTAL THAILAND				3,421,266
UKRAINE - 0.6%
UAH	31,000,000		Ukraine Government International Bond		17.000	05/11/22	1,103,173
EUR	1,000,000	g	Ukraine Government International Bond		6.750	06/20/26	961,500
EUR 850,000		g	Ukraine Government International Bond		4.375	01/27/30	731,892
			TOTAL UKRAINE				2,796,565
UNITED ARAB EMIRATES - 0.0%
	250,000	z	Emirate of Dubai Government International Bonds		3.900	09/09/50	228,430
			TOTAL UNITED ARAB EMIRATES				228,430
UNITED KINGDOM - 4.1%
GBP	2,425,000		United Kingdom Gilt		1.625	10/22/28	3,361,749
GBP 450,000			United Kingdom Gilt		0.250	07/31/31	547,963
GBP	4,625,000		United Kingdom Gilt		0.875	07/31/33	5,899,935
GBP	3,350,000		United Kingdom Gilt		1.750	09/07/37	4,666,309
GBP	1,450,000		United Kingdom Gilt		1.250	10/22/41	1,862,289
GBP 900,000			United Kingdom Gilt		0.875	01/31/46	1,053,040
GBP	2,960,000		United Kingdom Gilt		0.625	10/22/50	3,212,048
			TOTAL UNITED KINGDOM				20,603,333
URUGUAY - 0.3%
UYU	21,800,000	g	Uruguay Government International Bond		8.500	03/15/28	488,207
UYU	40,600,000		Uruguay Government International Bond		8.250	05/21/31	889,616
			TOTAL URUGUAY				1,377,823
UZBEKISTAN - 0.4%
	1,450,000	g	Republic of Uzbekistan International Bond		4.750	02/20/24	1,498,441
UZS 7,600,000,000		g	Republic of Uzbekistan International Bond		14.000	07/19/24	710,436
			TOTAL UZBEKISTAN				2,208,877
			TOTAL GOVERNMENT BONDS				335,753,527
			(Cost $345,185,309)
STRUCTURED ASSETS - 5.0%
IRELAND - 1.3%
	1,035,805	g,i	Atom Mortgage Securities DAC	SONIA Interest Rate Benchmark	1.997	07/22/31	1,387,831
				+ 1.900%
			Series - 2021 1A (Class D)
	1,500,000	g,i	Frost CMBS DAC	SONIA Interest Rate Benchmark	3.086	11/22/26	2,019,233
				+ 2.900%
			Series - 2021 1A (Class GBD)
	895,985	g,i	Last Mile Logistics Pan Euro Finance DAC	EURIBOR 3 M + 2.700%	1.000	08/17/33	1,007,217
			Series - 2021 1A (Class E)
	347,448	g,i	Taurus UK DAC	SONIA Interest Rate Benchmark	1.350	05/17/31	466,934
				+ 1.300%
			Series - 2021 UK1A (Class B)

TIAA-CREF FUNDS - International Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$684,969	g,i	Taurus UK DAC	SONIA Interest Rate Benchmark	1.700%	05/17/31	$919,799
			+ 1.650%
		Series - 2021 UK1A (Class C)
297,813	g,i	Taurus UK DAC	SONIA Interest Rate Benchmark	2.650	05/17/31	400,883
			+ 2.600%
		Series - 2021 UK1A (Class D)
		TOTAL IRELAND				6,201,897
UNITED STATES - 3.7%
2,000,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	2.356	04/15/34	1,992,379
		Series - 2021 ACEN (Class C)
1,500,000		Carvana Auto Receivables Trust		1.270	03/10/28	1,477,665
		Series - 2021 N2 (Class D)
1,500,000	i	COMM Mortgage Trust		4.379	08/10/48	1,529,004
		Series - 2015 CR24 (Class C)
2,645,249	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.308	01/25/30	2,680,036
		Series - 2017 C05 (Class 1M2)
1,004,802	g	Diamond Resorts Owner Trust		2.700	11/21/33	1,006,563
		Series - 2021 1A (Class C)
1,500,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.667%	2.774	11/15/38	1,486,768
		Series - 2021 ELP (Class F)
6,200,000	g,i	Freddie Mac STACR REMIC Trust		1.700	01/25/34	6,219,441
		Series - 2021 DNA5 (Class M2)
413,534	g	MVW LLC		1.940	01/22/41	405,955
		Series - 2021 1WA (Class C)
500,000	g	Oportun Issuance Trust		1.960	05/08/31	494,031
		Series - 2021 B (Class B)
500,000	g	Oportun Issuance Trust		3.650	05/08/31	501,628
		Series - 2021 B (Class C)
1,250,000	g	Purchasing Power Funding LLC		4.370	10/15/25	1,243,909
		Series - 2021 A (Class D)
		TOTAL UNITED STATES				19,037,379
		TOTAL STRUCTURED ASSETS				25,239,276
		(Cost $25,551,677)
		TOTAL BONDS				478,835,146
		(Cost $492,570,877)
SHORT-TERM INVESTMENTS - 4.7%
GOVERNMENT AGENCY DEBT - 2.2%
4,805,000		Federal Home Loan Bank (FHLB)		0.000	02/03/22	4,804,994
1,255,000		FHLB		0.000	02/04/22	1,254,998
5,000,000		FHLB		0.000	02/09/22	4,999,978
		TOTAL GOVERNMENT AGENCY DEBT				11,059,970
REPURCHASE AGREEMENT - 0.9%
4,505,000	r	Fixed Income Clearing Corp (FICC)		0.030	02/01/22	4,505,000
		TOTAL REPURCHASE AGREEMENT				4,505,000
TREASURY DEBT - 1.5%
EGP 58,800,000		Egypt Treasury Bill		0.000	05/17/22	3,625,908
3,635,000		United States Treasury Bill		0.000	02/01/22	3,635,000
		TOTAL TREASURY DEBT				7,260,908

TIAA-CREF FUNDS - International Bond Fund

SHARES		COMPANY	RATE	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
$561,808	c	State Street Navigator Securities Lending Government Money	0.050%	$561,808
Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		561,808
		TOTAL SHORT-TERM INVESTMENTS		23,387,686
(Cost $23,378,875)
		TOTAL INVESTMENTS - 102.0%		512,808,538
(Cost $526,599,879)
		OTHER ASSETS & LIABILITIES, NET - (2.0)%		(9,924,872)
		NET ASSETS - 100.0%		$502,883,666
	AUD	Australian Dollar
	CAD	Canadian Dollar
	CNY	Chinese Yuan
	COP	Colombia Peso
	DOP	Dominican Republic Peso
	EGP	Egyptian Pound
	EUR	Euro
	EURIBOR	EURO Interbank Offer Rate
	GBP	Pound Sterling
	GHS	Ghanaian Cedi
	IDR	Indonesian Rupiah
	ILS	Israeli New Shekel
	INR	Indian Rupee
	JPY	Japanese Yen
	KRW	South Korean Won
	LIBOR	London Interbank Offered Rate
	M	Month
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PHP	Philippines Peso
	RON	Romanian Leu
	RSD	Serbian Dinar
	RUB	Russian Ruble
	SEK	Swedish Krona
	SGD	Singapore Dollar
	SONIA	Sterling Overnight Index Average
	THB	Thai Baht
	UAH	Ukrainian Hryvnia
	UGX	Ugandan Shilling
	UYU	Uruguayan Peso
	UZS	Uzbekistani Som
	ZAR	South African Rand

†Security is categorized as Level 3 in the fair value hierarchy.

‡ Perpetual security

c Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $548,646.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/22, the aggregate value of these securities is $145,821,156 or 29.0% of net assets.

hAll or a portion of these securities were purchased on a delayed delivery basis.

iFloating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

oPayment in Kind Bond q In default

r Agreement with Fixed Income Clearing Corp (FICC), 0.030% dated 1/31/22 to be repurchased at $4,505,000 on 2/1/22, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 2/15/40, valued at $4,595,141.

z All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

Principal denominated in U.S. Dollars, unless otherwise noted.

TIAA-CREF FUNDS - International Bond Fund

Forward foreign currency contracts outstanding as of January 31, 2022 were as follows:
						Unrealized
Currency to be		Currency to				appreciation
purchased	Receive	be sold	Deliver	Counterparty	Settlement date	(depreciation)
	$8,446,774	AUD	11,975,566	Australia and New Zealand Banking Group Limited	04/29/22	$(24,946)
	$996,702	NZD	1,392,571	Australia and New Zealand Banking Group Limited	02/01/22	80,401
	$1,780,955	NZD	2,486,329	Australia and New Zealand Banking Group Limited	02/01/22	144,970
Total						$200,425

	$1,880,977	ILS	6,011,004	Bank of America, N.A.	02/28/22	$(18,954)
	$911,542	SEK	8,553,287	Bank of America, N.A.	04/29/22	(6,767)
Total						$(25,721)
	$40,319,242	CNY	255,862,923	Citibank N.A.	02/28/22	$254,270
	$159,706,452	EUR	142,966,453	Citibank N.A.	04/29/22	(1,261,839)
	$41,530,165	GBP	31,065,693	Citibank N.A.	04/29/22	(230,632)
	$11,863,762	KRW	14,102,335,440	Citibank N.A.	02/04/22	165,988
	$2,468,333	NOK	22,178,062	Citibank N.A.	04/29/22	(21,250)
KRW	14,102,335,440		$11,696,388	Citibank N.A.	02/04/22	1,386
	$538,439	ZAR	8,369,538	Citibank N.A.	02/28/22	(3,977)
Total						$(1,096,054)

	$1,719,345	THB	57,214,637	Goldman Sachs	02/28/22	$1,200
	$57,586,134	JPY	6,638,020,985	Morgan Stanley Capital Services	05/02/22	$(164,138)
	$1,490,281	NZD	2,265,194	Morgan Stanley Capital Services	04/29/22	2,317
Total						$(161,821)

	$15,842,434	CAD	20,170,516	Toronto Dominion Bank	04/29/22	$(22,251)
	$11,696,388	KRW	14,102,335,440	Toronto Dominion Bank	02/04/22	(1,386)
	$13,649,988	KRW	16,437,452,404	Toronto Dominion Bank	03/03/22	28,420
GBP	158,524		$213,114	Toronto Dominion Bank	04/29/22	(14)
KRW	14,102,335,440		$11,720,886	Toronto Dominion Bank	02/04/22	(23,111)
Total						$(18,342)

Total						$(1,100,313)

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

•

•

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Funds’ investments as of January 31, 2022, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity Investments:
Consumer discretionary	$688,237,826	$16,418,375	$—	$704,656,201
Consumer staples	385,125,230	12,513,753	—	397,638,983
Financials	742,901,826	34,512,320	—	777,414,146
Health care	775,857,821	61,834,228	—	837,692,049
Industrials	618,218,236	29,879,746	—	648,097,982
Information technology	1,828,467,590	13,819,125	—	1,842,286,715
Utilities	61,557,308	23,025,333	—	84,582,641
All other equity investments*	1,182,932,890	—	—	1,182,932,890
Short-term investments	6	35,750,592	—	35,750,598
Purchased options	12,000	—	—	12,000
Written options**	(25,981,125)	—	—	(25,981,125)
Total	$6,257,329,608	$227,753,472	$—	$6,485,083,080
Large-Cap Growth
Equity Investments:
Communication services	$794,141,292	$34,326,394	$—	$828,467,686
Consumer discretionary	1,217,432,567	103,264,242	—	1,320,696,809
Consumer staples	204,835,194	23,900,805	—	228,735,999
Financials	171,324,556	17,736,731	—	189,061,287
Health care	543,070,191	26,473,391	—	569,543,582
Industrials	435,703,883	80,512,804	—	516,216,687
Information technology	2,544,724,203	45,069,075	—	2,589,793,278
All other equity investments*	69,039,159	—	—	69,039,159
Short-term investments	451,711	70,347,451	—	70,799,162
Total	$5,980,722,756	$401,630,893	$—	$6,382,353,649
Large-Cap Value
Equity Investments:
Industrials	$766,356,947	$—	$7,267	$766,364,214
All other equity investments*	4,507,650,485	—	—	4,507,650,485
Short-term investments	1	15,875,970	—	15,875,971
Total	$5,274,007,433	$15,875,970	$7,267	$5,289,890,670

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Mid-Cap Growth
Equity Investments:
Consumer discretionary	$246,777,077	$23,293,690	$—	$270,070,767
Consumer staples	10,619,189	22,570,184	—	33,189,373
Financials	63,300,810	4,608,570	—	67,909,380
Industrials	247,655,264	16,356,011	—	264,011,275
Information technology	497,230,096	16,495,082	—	513,725,178
All other equity investments*	410,106,276	—	—	410,106,276
Short-term investments	54,973,899	27,446,775	—	82,420,674
Total	$1,530,662,611	$110,770,312	$—	$1,641,432,923
Mid-Cap Value
Equity investments*	$2,085,684,160	$—	$—	$2,085,684,160
Short-term investments	1,175,866	15,430,000	—	16,605,866
Total	$2,086,860,026	$15,430,000	$—	$2,102,290,026
Quant Small-Cap Equity
Equity investments*	$2,730,023,342	$—	$—	$2,730,023,342
Short-term investments	42,404,076	19,037,973	—	61,442,049
Futures contracts**	(1,194,706)	—	—	(1,194,706)
Total	$2,771,232,712	$19,037,973	$—	$2,790,270,685
Quant Small/Mid-Cap Equity
Equity investments*	$1,031,468,620	$—	$—	$1,031,468,620
Short-term investments	1,711,150	1,605,000	—	3,316,150
Total	$1,033,179,770	$1,605,000	$—	$1,034,784,770
Social Choice Equity
Equity investments*	$7,193,281,208	$—	$—	$7,193,281,208
Short-term investments	15,410,286	30,489,824	—	45,900,110
Futures contracts**	91,176	—	—	91,176
Total	$7,208,782,670	$30,489,824	$—	$7,239,272,494
Social Choice Low Carbon Equity
Equity investments*	$1,052,798,021	$—	$—	$1,052,798,021
Short-term investments	139,190	25,025,949	—	25,165,139
Futures contracts**	105,833	—	—	105,833
Total	$1,053,043,044	$25,025,949	$—	$1,078,068,993
Emerging Markets Equity
Equity Investments:
Asia	$150,216,921	$1,022,847,904	$—	$1,173,064,825
Latin America	284,882,024	—	—	284,882,024
All other equity investments*	86,677,052	61,102,733	3,378	147,783,163
Short-term investments	727,219	39,182,970	—	39,910,189
Total	$522,503,216	$1,123,133,607	$3,378	$1,645,640,201
International Equity
Equity Investments:
Asia	$—	$1,303,363,472	$—	$1,303,363,472
Australasia	—	287,415,154	—	287,415,154
Europe	—	3,770,348,675	—	3,770,348,675
North America	—	153,456,569	—	153,456,569
All other equity investments*	125,756,778	659,562,558	—	785,319,336
Short-term investments	1,327,643	147,397,227	—	148,724,870
Total	$127,084,421	$6,321,543,655	$—	$6,448,628,076
International Opportunities
Equity Investments:
Asia	$—	$415,712,216	$—	$415,712,216
Australasia	—	81,622,289	—	81,622,289
Europe	—	1,104,687,454	—	1,104,687,454
Latin America	100,042,835	—	—	100,042,835
North America	252,361,704	31,236,176	—	283,597,880
All other equity investments*	24,909,984	156,285,228	1,597	181,196,809
Short-term investments	777,487	179,015,287	—	179,792,774
Total	$378,092,010	$1,968,558,650	$1,597	$2,346,652,257

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Quant International Small-Cap Equity
Equity Investments:
Africa/Middle East	$14,524,077	$31,720,029	$—	$46,244,106
Asia	—	482,056,979	1,814,418	483,871,397
Australasia	—	107,728,972	—	107,728,972
Europe	—	399,585,164	—	399,585,164
Latin America	46,999,337	—	—	46,999,337
North America	124,186,695	17,372,182	—	141,558,877
All other equity investments*	5,793,308	247,751,710	—	253,545,018
Short-term investments	16,806,011	2,278,996	—	19,085,007
Total	$208,309,428	$1,288,494,032	$1,814,418	$1,498,617,878
Social Choice International Equity
Equity Investments:
Asia	$—	$260,617,131	$—	$260,617,131
Australasia	—	64,136,915	—	64,136,915
Europe	6,883,070	567,496,531	—	574,379,601
North America	915,376	19,641,865	—	20,557,241
All other equity investments*	—	94,885,221	—	94,885,221
Short-term investments	1,120,378	9,399,978	—	10,520,356
Futures contracts**	107,088	—	—	107,088
Total	$9,025,912	$1,016,177,641	$—	$1,025,203,553
Equity Index
Equity Investments:
Health care	$4,428,230,098	$—	$64,515	$4,428,294,613
Materials	817,018,652	363,195	—	817,381,847
All other equity investments*	28,619,775,786	—	—	28,619,775,786
Short-term investments	82,245,633	215,217,435	—	297,463,068
Futures contracts**	(915,440)	—	—	(915,440)
Total	$33,946,354,729	$215,580,630	$64,515	$34,161,999,874
Large-Cap Growth Index
Equity investments*	$10,119,716,367	$—	$—	$10,119,716,367
Short-term investments	6,277,352	10,380,000	—	16,657,352
Total	$10,125,993,719	$10,380,000	$—	$10,136,373,719
Large-Cap Value Index
Equity Investments:
Materials	$331,937,287	$250,428	$—	$332,187,715
All other equity investments*	8,582,456,853	—	—	8,582,456,853
Short-term investments	13,172,780	6,395,000	—	19,567,780
Total	$8,927,566,920	$6,645,428	$—	$8,934,212,348
S&P 500 Index
Equity investments*	$8,361,717,551	$—	$—	$8,361,717,551
Short-term investments	4,037,637	22,908,782	—	26,946,419
Futures contracts**	(30,604)	—	—	(30,604)
Total	$8,365,724,584	$22,908,782	$—	$8,388,633,366
Small-Cap Blend Index
Equity Investments:
Health care	$663,276,492	$—	$103,305	$663,379,797
All other equity investments*	3,306,915,395	—	—	3,306,915,395
Short-term investments	100,309,252	250,000	—	100,559,252
Total	$4,070,501,139	$250,000	$103,305	$4,070,854,444
Emerging Markets Equity Index
Equity Investments:
Africa/Middle East	$—	$368,482,917	$—	$368,482,917
Asia	178,713,958	3,652,578,290	1,204,117	3,832,496,365
Europe	73,965,183	102,726,091	—	176,691,274
Latin America	236,419,856	—	—	236,419,856
All other equity investments*	153,058,145	534,371,257	747	687,430,149
Corporate bonds	—	21,968	—	21,968
Short-term investments	16,224,374	44,353,915	—	60,578,289
Futures contracts**	1,323,590	—	—	1,323,590
Total	$659,705,106	$4,702,534,438	$1,204,864	$5,363,444,408

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Equity Index
Equity Investments:
Asia	$2,511,527	$4,569,364,904	$—	$4,571,876,431
Australasia	—	1,392,151,619	2,797	1,392,154,416
Europe	12,647,866	10,631,914,997	—	10,644,562,863
All other equity investments*	74,857,608	1,612,185,213	1,637	1,687,044,458
Short-term investments	18,473,256	226,875,572	—	245,348,828
Futures contracts**	(180,919)	—	—	(180,919)
Total	$108,309,338	$18,432,492,305	$4,434	$18,540,806,077
Emerging Markets Debt
Africa/Middle East	$—	$165,361,188	$727,178	$166,088,366
Asia	—	95,066,306	—	95,066,306
Europe	—	53,668,086	—	53,668,086
Latin America	—	199,031,816	13,883,961	212,915,777
All other debt investments*	—	9,407,888	779,407	10,187,295
Short-term investments	8,331,141	18,243,619	—	26,574,760
Total	$8,331,141	$540,778,903	$15,390,546	$564,500,590
International Bond
Africa/Middle East	$—	$34,618,296	$145,250	$34,763,546
Asia	—	149,749,481	—	149,749,481
Europe	—	162,265,708	830,365	163,096,073
Latin America	—	22,897,437	—	22,897,437
North America	—	97,583,960	—	97,583,960
All other debt investments*	—	19,858,142	1,472,213	21,330,355
Short-term investments	561,808	22,825,878	—	23,387,686
Forward foreign currency contracts**	—	(1,100,313)	—	(1,100,313)
Total	$561,808	$508,698,589	$2,447,828	$511,708,225

*For detailed categories, see the accompanying Schedules of Investments.

**	Derivative instruments are not reflected in the market value of portfolio investments.

The following table is a reconciliation of the Emerging Markets Debt Fund’s investments in which significant unobservable inputs (Level 3) were used in the determining value:

Investments

Balance as of October 31, 2021	$16,627,202
Purchases	336,989
Sales	(763,537)
Gains (losses)	(2,336,356)
Change in unrealized appreciation (depreciation)	1,526,248
Balance as of January 31, 2022	$15,390,546

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Emerging Market Debt Fund as of January 31, 2022:

Fund	Fair value	Valuation technique	Unobservable input	Range (weighted average)§

Bank loan obligations	$7,546,368	Broker quote	*
Corporate bonds	6,337,594	Recent market transaction	Discount	5.2%-99.8%	(15.6%)
Government bonds	779,406	Broker quote	*
Government bonds	727,178	Recent market transaction	Discount	89.6%	(89.6%)
Total	$15,390,546

*Single source broker quote.

§Unobservable inputs were weighted by the relative fair value of the instruments.

A12448-A (3/22)